UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in six (6) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-135849) provides the information required by Items 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). This submission (the “first companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission and with respect to the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) in the immediately following companion submissions (the “second companion submission”, the “third companion submission”, the “fourth companion submission” and the “fifth companion submission”). Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission and the second companion submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

●	PIMCO All Asset Fund Class A
●	PIMCO All Asset Fund Administrative Class
●	PIMCO All Asset Fund Class C
●	PIMCO All Asset Fund Institutional Class
●	PIMCO All Asset Fund I-2
●	PIMCO All Asset Fund Class R
●	PIMCO All Asset Fund I-3
●	PIMCO All Asset All Authority Fund Class A
●	PIMCO All Asset All Authority Fund Class C
●	PIMCO All Asset All Authority Fund Institutional Class
●	PIMCO All Asset All Authority Fund I-2
●	PIMCO All Asset All Authority Fund I-3
●	PIMCO Global Core Asset Allocation Fund Class A
●	PIMCO Global Core Asset Allocation Fund Class C
●	PIMCO Global Core Asset Allocation Fund Institutional Class
●	PIMCO Global Core Asset Allocation Fund I-2
●	PIMCO California Intermediate Municipal Bond Fund Class A
●	PIMCO California Intermediate Municipal Bond Fund Class C
●	PIMCO California Intermediate Municipal Bond Fund Institutional Class
●	PIMCO California Intermediate Municipal Bond Fund I-2
●	PIMCO California Municipal Bond Fund Class A
●	PIMCO California Municipal Bond Fund Class C
●	PIMCO California Municipal Bond Fund Institutional Class
●	PIMCO California Municipal Bond Fund I-2
●	PIMCO California Short Duration Municipal Income Fund Class A
●	PIMCO California Short Duration Municipal Income Fund Institutional Class
●	PIMCO California Short Duration Municipal Income Fund I-2
●	PIMCO High Yield Municipal Bond Fund Class A
●	PIMCO High Yield Municipal Bond Fund Class C
●	PIMCO High Yield Municipal Bond Fund Institutional Class
●	PIMCO High Yield Municipal Bond Fund I-2
●	PIMCO High Yield Municipal Bond Fund I-3
●	PIMCO Municipal Bond Fund Class A
●	PIMCO Municipal Bond Fund Class C
●	PIMCO Municipal Bond Fund Institutional Class
●	PIMCO Municipal Bond Fund I-2
●	PIMCO Municipal Bond Fund I-3
●	PIMCO National Intermediate Municipal Bond Fund Class A
●	PIMCO National Intermediate Municipal Bond Fund Class C
●	PIMCO National Intermediate Municipal Bond Fund Institutional Class
●	PIMCO National Intermediate Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund Class A
●	PIMCO New York Municipal Bond Fund Class C
●	PIMCO New York Municipal Bond Fund Institutional Class
●	PIMCO New York Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund I-3
●	PIMCO Short Duration Municipal Income Fund Class A
●	PIMCO Short Duration Municipal Income Fund Class C
●	PIMCO Short Duration Municipal Income Fund Institutional Class
●	PIMCO Short Duration Municipal Income Fund I-2

●	PIMCO Short Duration Municipal Income Fund Class C-2
●	PIMCO Short Duration Municipal Income Fund I-3
●	PIMCO California Municipal Intermediate Value Fund Institutional Class
●	PIMCO California Municipal Opportunistic Value Fund Institutional Class
●	PIMCO National Municipal Intermediate Value Fund Institutional Class
●	PIMCO National Municipal Opportunistic Value Fund Institutional Class
●	PIMCO Emerging Markets Bond Fund Class A
●	PIMCO Emerging Markets Bond Fund Class C
●	PIMCO Emerging Markets Bond Fund Institutional Class
●	PIMCO Emerging Markets Bond Fund I-2
●	PIMCO Emerging Markets Bond Fund I-3
●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2
●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund Class A
●	PIMCO Emerging Markets Local Currency and Bond Fund Class C
●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund I-2
●	PIMCO Emerging Markets Local Currency and Bond Fund I-3
●	PIMCO Global Advantage® Strategy Bond Fund Class A
●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (Unhedged) Class A
●	PIMCO International Bond Fund (Unhedged) Administrative Class
●	PIMCO International Bond Fund (Unhedged) Class C
●	PIMCO International Bond Fund (Unhedged) Institutional Class
●	PIMCO International Bond Fund (Unhedged) I-2
●	PIMCO International Bond Fund (Unhedged) I-3

Filed under this submission (the first companion submission) on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A
●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund I-2
●	PIMCO RAE PLUS EMG Fund Class A
●	PIMCO RAE PLUS EMG Fund Class C
●	PIMCO RAE PLUS Fund Class A
●	PIMCO RAE PLUS Fund Class C
●	PIMCO RAE PLUS Fund Institutional Class
●	PIMCO RAE PLUS Fund I-2
●	PIMCO RAE PLUS Fund I-3
●	PIMCO RAE PLUS International Fund Institutional Class
●	PIMCO RAE PLUS International Fund Class A
●	PIMCO RAE PLUS International Fund I-2
●	PIMCO RAE PLUS Small Fund Institutional Class
●	PIMCO RAE PLUS Small Fund Class A
●	PIMCO RAE PLUS Small Fund Class C
●	PIMCO RAE PLUS Small Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C
●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund Class A
●	PIMCO StocksPLUS® Absolute Return Fund Class C

●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund I-2
●	PIMCO StocksPLUS® Absolute Return Fund I-3
●	PIMCO StocksPLUS® Fund Class A
●	PIMCO StocksPLUS® Fund Class C
●	PIMCO StocksPLUS® Fund Institutional Class
●	PIMCO StocksPLUS® Fund I-2
●	PIMCO StocksPLUS® Fund Class R
●	PIMCO StocksPLUS® Fund I-3
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3
●	PIMCO StocksPLUS® International Fund (Unhedged) Class A
●	PIMCO StocksPLUS® International Fund (Unhedged) Class C
●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (Unhedged) I-2
●	PIMCO StocksPLUS® International Fund (Unhedged) I-3
●	PIMCO StocksPLUS® Long Duration Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund Class A
●	PIMCO StocksPLUS® Short Fund Class C
●	PIMCO StocksPLUS® Short Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund I-2
●	PIMCO StocksPLUS® Short Fund I-3
●	PIMCO StocksPLUS® Small Fund Class A
●	PIMCO StocksPLUS® Small Fund Class C
●	PIMCO StocksPLUS® Small Fund Institutional Class
●	PIMCO StocksPLUS® Small Fund I-2
●	PIMCO StocksPLUS® Small Fund I-3

To be filed under the immediately following second companion submission on Form N-CSR:

●	PIMCO Climate Bond Fund Class A
●	PIMCO Climate Bond Fund Class C
●	PIMCO Climate Bond Fund Institutional Class
●	PIMCO Climate Bond Fund I-2
●	PIMCO Climate Bond Fund I-3
●	PIMCO Dynamic Bond Fund Class A
●	PIMCO Dynamic Bond Fund Class C
●	PIMCO Dynamic Bond Fund Institutional Class
●	PIMCO Dynamic Bond Fund I-2
●	PIMCO Dynamic Bond Fund Class R
●	PIMCO Dynamic Bond Fund I-3
●	PIMCO Extended Duration Fund Institutional Class
●	PIMCO Extended Duration Fund I-2
●	PIMCO GNMA and Government Securities Fund Class A
●	PIMCO GNMA and Government Securities Fund Class C
●	PIMCO GNMA and Government Securities Fund Institutional Class
●	PIMCO GNMA and Government Securities Fund I-2
●	PIMCO GNMA and Government Securities Fund I-3
●	PIMCO Investment Grade Credit Bond Fund Class A
●	PIMCO Investment Grade Credit Bond Fund Administrative Class
●	PIMCO Investment Grade Credit Bond Fund Class C
●	PIMCO Investment Grade Credit Bond Fund Institutional Class
●	PIMCO Investment Grade Credit Bond Fund I-2
●	PIMCO Investment Grade Credit Bond Fund I-3
●	PIMCO Long Duration Total Return Fund Institutional Class
●	PIMCO Long Duration Total Return Fund I-2
●	PIMCO Long Duration Total Return Fund Class A
●	PIMCO Long Duration Total Return Fund Class C
●	PIMCO Long-Term U.S. Government Fund Class A
●	PIMCO Long-Term U.S. Government Fund Class C
●	PIMCO Long-Term U.S. Government Fund Institutional Class

●	PIMCO Long-Term U.S. Government Fund I-2
●	PIMCO Low Duration Opportunities Fund Class A
●	PIMCO Low Duration Opportunities Fund Class C
●	PIMCO Low Duration Opportunities Fund Institutional Class
●	PIMCO Low Duration Opportunities Fund I-2
●	PIMCO Moderate Duration Fund Institutional Class
●	PIMCO Moderate Duration Fund I-2
●	PIMCO Mortgage Opportunities and Bond Fund I-3
●	PIMCO Mortgage Opportunities and Bond Fund Class A
●	PIMCO Mortgage Opportunities and Bond Fund Class C
●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class
●	PIMCO Mortgage Opportunities and Bond Fund I-2
●	PIMCO Total Return ESG Fund Administrative Class
●	PIMCO Total Return ESG Fund Institutional Class
●	PIMCO Total Return ESG Fund I-2
●	PIMCO Total Return ESG Fund Class A
●	PIMCO Total Return ESG Fund Class C
●	PIMCO Total Return ESG Fund I-3
●	PIMCO Total Return Fund II Institutional Class
●	PIMCO Total Return Fund II I-2
●	PIMCO Total Return Fund IV Class A
●	PIMCO Total Return Fund IV Institutional Class
●	PIMCO Total Return Fund V Institutional Class

To be filed under the immediately following third companion submission on Form N-CSR:

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3
●	PIMCO ABS and Short-Term Investments Portfolio
●	PIMCO EM Bond and Short-Term Investments Portfolio
●	PIMCO High Yield and Short-Term Investments Portfolio
●	PIMCO Investment Grade Credit Bond Portfolio
●	PIMCO Long Duration Credit Bond Portfolio
●	PIMCO Low Duration Portfolio
●	PIMCO Moderate Duration Portfolio
●	PIMCO Mortgage and Short-Term Investments Portfolio
●	PIMCO Municipal Portfolio
●	PIMCO Real Return Portfolio
●	PIMCO Sector Funds Series – AM
●	PIMCO Sector Fund Series – H
●	PIMCO Sector Fund Series – I
●	PIMCO Short-Term Portfolio
●	PIMCO Short-Term Floating NAV Portfolio II
●	PIMCO U.S. Government and Short-Term Investments Portfolio
●	PIMCO International Portfolio
●	PIMCO Short Asset Portfolio
●	PIMCO Short-Term Floating NAV Portfolio III

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PIMCO All Asset: Multi-RAE PLUS Fund
●	PIMCO All Asset: Multi-Real Fund
●	PIMCO All Authority: Multi-RAE PLUS Fund
●	PIMCO Income Fund Class A
●	PIMCO Income Fund Administrative Class
●	PIMCO Income Fund Class C
●	PIMCO Income Fund Institutional Class

●	PIMCO Income Fund I-2
●	PIMCO Income Fund Class R
●	PIMCO Income Fund I-3
●	PIMCO Total Return Fund Class A
●	PIMCO Total Return Fund Administrative Class
●	PIMCO Total Return Fund Class C
●	PIMCO Total Return Fund Institutional Class
●	PIMCO Total Return Fund I-2
●	PIMCO Total Return Fund Class R
●	PIMCO Total Return Fund I-3
●	PIMCO Credit Opportunities Bond Fund Class A
●	PIMCO Credit Opportunities Bond Fund Class C
●	PIMCO Credit Opportunities Bond Fund Institutional Class
●	PIMCO Credit Opportunities Bond Fund I-2
●	PIMCO Diversified Income Fund Class A
●	PIMCO Diversified Income Fund Administrative Class
●	PIMCO Diversified Income Fund Class C
●	PIMCO Diversified Income Fund Institutional Class
●	PIMCO Diversified Income Fund I-2
●	PIMCO Diversified Income Fund I-3
●	PIMCO ESG Income Fund Class A
●	PIMCO ESG Income Fund Class C
●	PIMCO ESG Income Fund Institutional Class
●	PIMCO ESG Income Fund I-2
●	PIMCO ESG Income Fund I-3
●	PIMCO High Yield Fund Class A
●	PIMCO High Yield Fund Administrative Class
●	PIMCO High Yield Fund Class C
●	PIMCO High Yield Fund Institutional Class
●	PIMCO High Yield Fund I-2
●	PIMCO High Yield Fund Class R
●	PIMCO High Yield Fund I-3
●	PIMCO High Yield Spectrum Fund Class A
●	PIMCO High Yield Spectrum Fund Class C
●	PIMCO High Yield Spectrum Fund Institutional Class
●	PIMCO High Yield Spectrum Fund I-2
●	PIMCO High Yield Spectrum Fund I-3
●	PIMCO Long-Term Credit Bond Fund Institutional Class
●	PIMCO Long-Term Credit Bond Fund I-2
●	PIMCO Low Duration Credit Fund Class A
●	PIMCO Low Duration Credit Fund Class C
●	PIMCO Low Duration Credit Fund Institutional Class
●	PIMCO Low Duration Credit Fund I-2
●	PIMCO Low Duration Income Fund Class A
●	PIMCO Low Duration Income Fund Class C
●	PIMCO Low Duration Income Fund Institutional Class
●	PIMCO Low Duration Income Fund I-2
●	PIMCO Low Duration Income Fund I-3
●	PIMCO Low Duration Income Fund Class C-2
●	PIMCO Preferred and Capital Securities Fund Class A
●	PIMCO Preferred and Capital Securities Fund Class C
●	PIMCO Preferred and Capital Securities Fund I-2
●	PIMCO Preferred and Capital Securities Fund Institutional Class
●	PIMCO Preferred and Capital Securities Fund I-3

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	PIMCO Government Money Market Fund Class A
●	PIMCO Government Money Market Fund Class C
●	PIMCO Government Money Market Fund Class M
●	PIMCO Government Money Market Fund I-2

●	PIMCO Government Money Market Fund Institutional Class
●	PIMCO Government Money Market Fund Administrative Class
●	PIMCO Low Duration Fund Class A
●	PIMCO Low Duration Fund Administrative Class
●	PIMCO Low Duration Fund Class C
●	PIMCO Low Duration Fund Institutional Class
●	PIMCO Low Duration Fund I-2
●	PIMCO Low Duration Fund Class R
●	PIMCO Low Duration Fund I-3
●	PIMCO Low Duration Fund Class C-2
●	PIMCO Low Duration Fund II Administrative Class
●	PIMCO Low Duration Fund II Institutional Class
●	PIMCO Low Duration ESG Fund Institutional Class
●	PIMCO Low Duration ESG Fund I-2
●	PIMCO Short Asset Investment Fund Class A
●	PIMCO Short Asset Investment Fund Administrative Class
●	PIMCO Short Asset Investment Fund Institutional Class
●	PIMCO Short Asset Investment Fund I-2
●	PIMCO Short Asset Investment Fund Class M
●	PIMCO Short Asset Investment Fund I-3
●	PIMCO Short-Term Fund Class A
●	PIMCO Short-Term Fund Administrative Class
●	PIMCO Short-Term Fund Class C
●	PIMCO Short-Term Fund Institutional Class
●	PIMCO Short-Term Fund I-2
●	PIMCO Short-Term Fund Class R
●	PIMCO Short-Term Fund I-3
●	PIMCO CommoditiesPLUS® Strategy Fund Class A
●	PIMCO CommoditiesPLUS® Strategy Fund Class C
●	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class
●	PIMCO CommoditiesPLUS® Strategy Fund I-2
●	PIMCO CommoditiesPLUS® Strategy Fund I-3
●	PIMCO CommodityRealReturnStrategy Fund® Class A
●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class
●	PIMCO CommodityRealReturnStrategy Fund® Class C
●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class
●	PIMCO CommodityRealReturnStrategy Fund® I-2
●	PIMCO CommodityRealReturnStrategy Fund® Class R
●	PIMCO CommodityRealReturnStrategy Fund® I-3
●	PIMCO Inflation Response Multi-Asset Fund Class A
●	PIMCO Inflation Response Multi-Asset Fund Institutional Class
●	PIMCO Inflation Response Multi-Asset Fund I-2
●	PIMCO Inflation Response Multi-Asset Fund I-3
●	PIMCO Long-Term Real Return Fund Institutional Class
●	PIMCO Long-Term Real Return Fund I-2
●	PIMCO Real Return Fund Class A
●	PIMCO Real Return Fund Administrative Class
●	PIMCO Real Return Fund Class C
●	PIMCO Real Return Fund Institutional Class
●	PIMCO Real Return Fund I-2
●	PIMCO Real Return Fund Class R
●	PIMCO Real Return Fund I-3
●	PIMCO RealEstateRealReturn Strategy Fund Class A
●	PIMCO RealEstateRealReturn Strategy Fund Class C
●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class
●	PIMCO RealEstateRealReturn Strategy Fund I-2
●	PIMCO RealEstateRealReturn Strategy Fund I-3
●	PIMCO TRENDS Managed Futures Strategy Fund I-3
●	PIMCO TRENDS Managed Futures Strategy Fund Class C
●	PIMCO TRENDS Managed Futures Strategy Fund Class A
●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class
●	PIMCO TRENDS Managed Futures Strategy Fund I-2

Class A: PTFAX

PIMCO RAE Fundamental Advantage PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.53%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the S&P 500 Index (the "Index"). Highlights of the drivers include the following:

  Selection in the health care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the utilities sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the information technology sector detracted from relative performance, as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$9,623	$10,000	$10,000
4/30/15	$9,650	$10,096	$10,002
5/31/15	$9,650	$10,226	$10,005
6/30/15	$9,547	$10,028	$10,007
7/31/15	$9,383	$10,238	$10,009
8/31/15	$9,273	$9,620	$10,012
9/30/15	$9,063	$9,382	$10,014
10/31/15	$9,017	$10,174	$10,017
11/30/15	$9,017	$10,204	$10,019
12/31/15	$8,987	$10,043	$10,022
1/31/16	$8,949	$9,545	$10,027
2/29/16	$8,920	$9,532	$10,032
3/31/16	$9,101	$10,178	$10,037
4/30/16	$9,226	$10,218	$10,043
5/31/16	$9,168	$10,401	$10,048
6/30/16	$9,235	$10,428	$10,053
7/31/16	$9,245	$10,813	$10,058
8/31/16	$9,264	$10,828	$10,064
9/30/16	$9,321	$10,830	$10,069
10/31/16	$9,398	$10,632	$10,076
11/30/16	$9,598	$11,026	$10,083
12/31/16	$9,665	$11,244	$10,090
1/31/17	$9,636	$11,457	$10,099
2/28/17	$9,608	$11,912	$10,107
3/31/17	$9,569	$11,926	$10,115
4/30/17	$9,445	$12,049	$10,125
5/31/17	$9,321	$12,218	$10,135
6/30/17	$9,382	$12,294	$10,144
7/31/17	$9,372	$12,547	$10,155
8/31/17	$9,305	$12,586	$10,166
9/30/17	$9,456	$12,845	$10,177
10/31/17	$9,418	$13,145	$10,189
11/30/17	$9,456	$13,548	$10,200
12/31/17	$9,559	$13,699	$10,211
1/31/18	$9,502	$14,483	$10,226
2/28/18	$9,502	$13,949	$10,240
3/31/18	$9,521	$13,595	$10,255
4/30/18	$9,579	$13,647	$10,274
5/31/18	$9,511	$13,976	$10,294
6/30/18	$9,532	$14,062	$10,314
7/31/18	$9,551	$14,585	$10,334
8/31/18	$9,484	$15,060	$10,354
9/30/18	$9,487	$15,146	$10,374
10/31/18	$9,603	$14,111	$10,395
11/30/18	$9,478	$14,398	$10,415
12/31/18	$9,343	$13,098	$10,436
1/31/19	$9,401	$14,148	$10,460
2/28/19	$9,401	$14,602	$10,485
3/31/19	$9,276	$14,886	$10,509
4/30/19	$9,228	$15,489	$10,532
5/31/19	$9,092	$14,504	$10,555
6/30/19	$9,179	$15,526	$10,578
7/31/19	$9,160	$15,750	$10,598
8/31/19	$8,909	$15,500	$10,619
9/30/19	$9,131	$15,790	$10,639
10/31/19	$9,150	$16,132	$10,658
11/30/19	$9,141	$16,718	$10,677
12/31/19	$9,199	$17,222	$10,696
1/31/20	$9,015	$17,216	$10,713
2/29/20	$8,812	$15,798	$10,730
3/31/20	$8,060	$13,847	$10,748
4/30/20	$8,108	$15,622	$10,761
5/31/20	$8,050	$16,366	$10,774
6/30/20	$8,041	$16,692	$10,787
7/31/20	$7,934	$17,633	$10,789
8/31/20	$7,799	$18,900	$10,792
9/30/20	$7,857	$18,182	$10,795
10/31/20	$7,963	$17,699	$10,797
11/30/20	$8,235	$19,636	$10,799
12/31/20	$8,273	$20,391	$10,801
1/31/21	$8,748	$20,185	$10,803
2/28/21	$8,719	$20,742	$10,805
3/31/21	$8,950	$21,650	$10,808
4/30/21	$8,717	$22,806	$10,810
5/31/21	$8,931	$22,965	$10,811
6/30/21	$8,740	$23,501	$10,813
7/31/21	$8,485	$24,059	$10,815
8/31/21	$8,436	$24,791	$10,816
9/30/21	$8,428	$23,638	$10,817
10/31/21	$8,037	$25,294	$10,818
11/30/21	$7,997	$25,119	$10,820
12/31/21	$8,152	$26,244	$10,821
1/31/22	$8,467	$24,886	$10,823
2/28/22	$8,549	$24,141	$10,825
3/31/22	$8,427	$25,038	$10,827
4/30/22	$8,773	$22,854	$10,836
5/31/22	$8,925	$22,896	$10,845
6/30/22	$8,446	$21,006	$10,854
7/31/22	$8,302	$22,943	$10,869
8/31/22	$8,559	$22,007	$10,890
9/30/22	$8,532	$19,981	$10,912
10/31/22	$9,060	$21,598	$10,941
11/30/22	$9,122	$22,805	$10,975
12/31/22	$9,163	$21,491	$11,013
1/31/23	$9,163	$22,842	$11,054
2/28/23	$9,039	$22,284	$11,093
3/31/23	$8,804	$23,103	$11,137
4/30/23	$8,588	$23,463	$11,182
5/31/23	$8,340	$23,565	$11,230
6/30/23	$8,357	$25,122	$11,278
7/31/23	$8,454	$25,929	$11,327
8/31/23	$8,541	$25,516	$11,379
9/30/23	$8,798	$24,300	$11,429
10/31/23	$8,788	$23,789	$11,482
11/30/23	$8,744	$25,961	$11,533
12/31/23	$8,974	$27,141	$11,586
1/31/24	$8,952	$27,597	$11,639
2/29/24	$8,854	$29,070	$11,689
3/31/24	$9,232	$30,006	$11,742
4/30/24	$8,933	$28,780	$11,795
5/31/24	$8,999	$30,207	$11,849
6/30/24	$8,830	$31,291	$11,898
7/31/24	$9,066	$31,672	$11,956
8/31/24	$8,819	$32,440	$12,011
9/30/24	$8,827	$33,133	$12,063
10/31/24	$8,600	$32,833	$12,114
11/30/24	$8,702	$34,760	$12,161
12/31/24	$8,435	$33,931	$12,208
1/31/25	$8,641	$34,876	$12,254
2/28/25	$8,836	$34,421	$12,295
3/31/25	$9,005	$32,482	$12,341

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	(2.45%)	2.24%	(0.66%)
Class A (including sales charge)	(6.06%)	1.45%	(1.04%)
S&P 500 Index	8.25%	18.59%	12.50%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$463,170
# of Portfolio Holdings	1,108
Portfolio Turnover Rate	666%
Total Net Advisory Fees Paid During the Reporting Period	$3,142
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.7%
Asset-Backed Securities	29.5%
Non-Agency Mortgage-Backed Securities	9.4%
U.S. Treasury Obligations	8.3%
Corporate Bonds & Notes	8.3%
Sovereign Issues	7.1%
Other Investments	0.1%
Short-Term Instruments	34.3%
Affiliated Investments	6.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(62.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTFAX

PIMCO RAE Fundamental Advantage PLUS Fund

Annual Shareholder Report |

March 31, 2025

PIMS4088TSRAR_033125

Institutional Class: PFATX

PIMCO RAE Fundamental Advantage PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.13%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the S&P 500 Index (the "Index"). Highlights of the drivers include the following:

  Selection in the health care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the utilities sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the information technology sector detracted from relative performance, as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,762	$1,009,593	$1,000,229
5/31/15	$1,005,525	$1,022,576	$1,000,460
6/30/15	$993,040	$1,002,781	$1,000,689
7/31/15	$976,209	$1,023,790	$1,000,924
8/31/15	$966,858	$962,021	$1,001,159
9/30/15	$945,426	$938,217	$1,001,394
10/31/15	$941,591	$1,017,360	$1,001,666
11/30/15	$941,591	$1,020,385	$1,001,940
12/31/15	$938,605	$1,004,292	$1,002,212
1/31/16	$934,682	$954,455	$1,002,719
2/29/16	$932,720	$953,167	$1,003,226
3/31/16	$951,355	$1,017,828	$1,003,732
4/30/16	$965,086	$1,021,774	$1,004,260
5/31/16	$958,221	$1,040,123	$1,004,788
6/30/16	$966,067	$1,042,818	$1,005,317
7/31/16	$967,048	$1,081,265	$1,005,845
8/31/16	$969,990	$1,082,784	$1,006,374
9/30/16	$976,855	$1,082,988	$1,006,904
10/31/16	$984,702	$1,063,233	$1,007,607
11/30/16	$1,005,298	$1,102,610	$1,008,310
12/31/16	$1,013,144	$1,124,405	$1,009,013
1/31/17	$1,010,202	$1,145,730	$1,009,853
2/28/17	$1,007,259	$1,191,223	$1,010,693
3/31/17	$1,004,317	$1,192,612	$1,011,533
4/30/17	$991,567	$1,204,860	$1,012,501
5/31/17	$978,817	$1,221,816	$1,013,468
6/30/17	$985,835	$1,229,442	$1,014,436
7/31/17	$984,849	$1,254,723	$1,015,532
8/31/17	$977,941	$1,258,564	$1,016,629
9/30/17	$993,603	$1,284,525	$1,017,727
10/31/17	$990,637	$1,314,500	$1,018,858
11/30/17	$995,581	$1,354,816	$1,019,989
12/31/17	$1,005,593	$1,369,880	$1,021,122
1/31/18	$1,000,634	$1,448,311	$1,022,563
2/28/18	$1,000,634	$1,394,930	$1,024,006
3/31/18	$1,003,609	$1,359,480	$1,025,451
4/30/18	$1,009,560	$1,364,697	$1,027,418
5/31/18	$1,002,618	$1,397,561	$1,029,389
6/30/18	$1,004,506	$1,406,163	$1,031,364
7/31/18	$1,008,481	$1,458,492	$1,033,370
8/31/18	$1,000,532	$1,506,017	$1,035,380
9/30/18	$1,001,882	$1,514,589	$1,037,394
10/31/18	$1,013,821	$1,411,067	$1,039,457
11/30/18	$1,001,882	$1,439,822	$1,041,524
12/31/18	$987,235	$1,309,819	$1,043,595
1/31/19	$994,215	$1,414,783	$1,046,033
2/28/19	$994,215	$1,460,209	$1,048,476
3/31/19	$981,251	$1,488,583	$1,050,925
4/30/19	$976,265	$1,548,856	$1,053,203
5/31/19	$962,304	$1,450,428	$1,055,486
6/30/19	$972,276	$1,552,649	$1,057,774
7/31/19	$970,282	$1,574,964	$1,059,827
8/31/19	$944,355	$1,550,016	$1,061,885
9/30/19	$968,288	$1,579,018	$1,063,947
10/31/19	$970,282	$1,613,219	$1,065,813
11/30/19	$969,285	$1,671,777	$1,067,682
12/31/19	$976,265	$1,722,235	$1,069,554
1/31/20	$956,321	$1,721,559	$1,071,288
2/29/20	$935,380	$1,579,842	$1,073,023
3/31/20	$855,603	$1,384,711	$1,074,762
4/30/20	$861,587	$1,562,223	$1,076,061
5/31/20	$855,603	$1,636,628	$1,077,361
6/30/20	$855,338	$1,669,176	$1,078,663
7/31/20	$844,321	$1,763,293	$1,078,940
8/31/20	$829,297	$1,890,039	$1,079,217
9/30/20	$836,308	$1,818,224	$1,079,494
10/31/20	$848,327	$1,769,870	$1,079,692
11/30/20	$877,372	$1,963,607	$1,079,890
12/31/20	$881,379	$2,039,105	$1,080,089
1/31/21	$932,459	$2,018,518	$1,080,317
2/28/21	$929,454	$2,074,179	$1,080,546
3/31/21	$954,815	$2,165,019	$1,080,774
4/30/21	$929,715	$2,280,563	$1,080,957
5/31/21	$952,807	$2,296,491	$1,081,139
6/30/21	$933,583	$2,350,103	$1,081,321
7/31/21	$906,155	$2,405,929	$1,081,454
8/31/21	$901,075	$2,479,083	$1,081,587
9/30/21	$900,951	$2,363,781	$1,081,719
10/31/21	$859,432	$2,529,392	$1,081,838
11/30/21	$855,280	$2,511,866	$1,081,957
12/31/21	$872,290	$2,624,438	$1,082,075
1/31/22	$906,042	$2,488,631	$1,082,277
2/28/22	$915,535	$2,414,118	$1,082,479
3/31/22	$902,878	$2,503,753	$1,082,681
4/30/22	$939,795	$2,285,421	$1,083,588
5/31/22	$956,671	$2,289,614	$1,084,497
6/30/22	$905,301	$2,100,621	$1,085,406
7/31/22	$889,343	$2,294,307	$1,086,882
8/31/22	$918,066	$2,200,741	$1,089,024
9/30/22	$915,306	$1,998,056	$1,091,245
10/31/22	$973,250	$2,159,821	$1,094,093
11/30/22	$979,689	$2,280,521	$1,097,463
12/31/22	$983,981	$2,149,130	$1,101,293
1/31/23	$985,054	$2,284,168	$1,105,379
2/28/23	$971,104	$2,228,437	$1,109,281
3/31/23	$946,406	$2,310,252	$1,113,695
4/30/23	$924,033	$2,346,311	$1,118,173
5/31/23	$897,184	$2,356,510	$1,123,014
6/30/23	$899,552	$2,512,217	$1,127,753
7/31/23	$910,796	$2,592,922	$1,132,705
8/31/23	$919,792	$2,551,639	$1,137,880
9/30/23	$947,448	$2,429,982	$1,142,922
10/31/23	$947,448	$2,378,888	$1,148,156
11/30/23	$941,795	$2,596,140	$1,153,254
12/31/23	$966,774	$2,714,085	$1,158,559
1/31/24	$965,637	$2,759,693	$1,163,888
2/29/24	$955,400	$2,907,048	$1,168,881
3/31/24	$996,681	$3,000,582	$1,174,247
4/30/24	$964,381	$2,878,024	$1,179,460
5/31/24	$972,456	$3,020,730	$1,184,862
6/30/24	$953,311	$3,129,120	$1,189,779
7/31/24	$978,981	$3,167,209	$1,195,621
8/31/24	$953,311	$3,244,035	$1,201,121
9/30/24	$955,039	$3,313,318	$1,206,310
10/31/24	$931,429	$3,283,271	$1,211,352
11/30/24	$942,054	$3,476,003	$1,216,089
12/31/24	$912,836	$3,393,141	$1,220,844
1/31/25	$935,567	$3,487,632	$1,225,398
2/28/25	$957,102	$3,442,124	$1,229,539
3/31/25	$975,555	$3,248,180	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(2.12%)	2.66%	(0.25%)
S&P 500 Index	8.25%	18.59%	12.50%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$463,170
# of Portfolio Holdings	1,108
Portfolio Turnover Rate	666%
Total Net Advisory Fees Paid During the Reporting Period	$3,142
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.7%
Asset-Backed Securities	29.5%
Non-Agency Mortgage-Backed Securities	9.4%
U.S. Treasury Obligations	8.3%
Corporate Bonds & Notes	8.3%
Sovereign Issues	7.1%
Other Investments	0.1%
Short-Term Instruments	34.3%
Affiliated Investments	6.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(62.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFATX

PIMCO RAE Fundamental Advantage PLUS Fund

Annual Shareholder Report |

March 31, 2025

PIMS1899TSRAR_033125

Class A: PEFFX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$175	1.69%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to performance relative to the MSCI Emerging Markets Value Index ("Index").

  Underweight exposure to, and selection in, the information technology sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond strategy contributed to performance.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/15	$9,621	$10,000	$10,000
4/30/15	$10,553	$10,769	$10,942
5/31/15	$10,020	$10,338	$10,450
6/30/15	$9,693	$10,069	$10,179
7/31/15	$8,965	$9,371	$9,434
8/31/15	$7,920	$8,524	$8,531
9/30/15	$7,367	$8,267	$8,231
10/31/15	$7,920	$8,857	$8,807
11/30/15	$7,551	$8,512	$8,329
12/31/15	$7,213	$8,322	$8,112
1/31/16	$6,691	$7,782	$7,586
2/29/16	$6,752	$7,769	$7,627
3/31/16	$7,951	$8,797	$8,744
4/30/16	$8,432	$8,845	$8,861
5/31/16	$7,715	$8,515	$8,353
6/30/16	$8,317	$8,856	$8,713
7/31/16	$8,954	$9,301	$9,181
8/31/16	$9,138	$9,532	$9,353
9/30/16	$9,305	$9,655	$9,424
10/31/16	$9,758	$9,678	$9,563
11/30/16	$9,521	$9,232	$9,249
12/31/16	$9,732	$9,253	$9,320
1/31/17	$10,524	$9,759	$9,746
2/28/17	$10,866	$10,058	$10,100
3/31/17	$10,941	$10,312	$10,267
4/30/17	$10,994	$10,538	$10,352
5/31/17	$10,962	$10,849	$10,582
6/30/17	$10,997	$10,958	$10,592
7/31/17	$11,779	$11,612	$11,153
8/31/17	$12,132	$11,871	$11,392
9/30/17	$11,962	$11,823	$11,172
10/31/17	$12,311	$12,238	$11,543
11/30/17	$12,176	$12,262	$11,455
12/31/17	$12,779	$12,703	$11,937
1/31/18	$14,077	$13,761	$12,978
2/28/18	$13,353	$13,127	$12,372
3/31/18	$13,016	$12,883	$12,130
4/30/18	$13,191	$12,826	$12,237
5/31/18	$12,550	$12,371	$11,648
6/30/18	$11,843	$11,857	$11,045
7/31/18	$12,255	$12,118	$11,492
8/31/18	$11,761	$11,790	$11,249
9/30/18	$11,935	$11,727	$11,425
10/31/18	$10,987	$10,706	$10,589
11/30/18	$11,295	$11,147	$10,901
12/31/18	$10,996	$10,852	$10,655
1/31/19	$11,951	$11,802	$11,518
2/28/19	$11,867	$11,829	$11,478
3/31/19	$11,712	$11,928	$11,491
4/30/19	$11,903	$12,179	$11,626
5/31/19	$11,389	$11,295	$11,014
6/30/19	$12,154	$12,000	$11,602
7/31/19	$11,831	$11,854	$11,290
8/31/19	$10,960	$11,276	$10,616
9/30/19	$11,258	$11,491	$10,850
10/31/19	$11,712	$11,975	$11,224
11/30/19	$11,712	$11,959	$11,145
12/31/19	$12,571	$12,851	$11,929
1/31/20	$11,712	$12,252	$11,125
2/29/20	$10,614	$11,606	$10,414
3/31/20	$8,023	$9,818	$8,589
4/30/20	$8,906	$10,717	$9,316
5/31/20	$9,014	$10,800	$9,283
6/30/20	$9,600	$11,594	$9,776
7/31/20	$10,159	$12,630	$10,398
8/31/20	$10,487	$12,909	$10,475
9/30/20	$10,248	$12,702	$10,232
10/31/20	$10,198	$12,964	$10,274
11/30/20	$11,931	$14,163	$11,593
12/31/20	$13,171	$15,204	$12,583
1/31/21	$13,497	$15,670	$12,678
2/28/21	$14,347	$15,790	$13,030
3/31/21	$14,687	$15,551	$13,100
4/30/21	$15,547	$15,938	$13,401
5/31/21	$16,087	$16,308	$13,922
6/30/21	$16,089	$16,336	$13,843
7/31/21	$15,763	$15,237	$13,185
8/31/21	$16,104	$15,636	$13,549
9/30/21	$15,743	$15,014	$13,140
10/31/21	$15,725	$15,162	$13,182
11/30/21	$14,933	$14,544	$12,638
12/31/21	$15,777	$14,817	$13,086
1/31/22	$15,893	$14,537	$12,989
2/28/22	$15,064	$14,102	$12,775
3/31/22	$14,664	$13,784	$12,638
4/30/22	$13,817	$13,017	$11,926
5/31/22	$13,920	$13,074	$12,029
6/30/22	$12,247	$12,206	$11,269
7/31/22	$12,516	$12,176	$11,167
8/31/22	$12,784	$12,226	$11,179
9/30/22	$11,401	$10,793	$10,035
10/31/22	$11,628	$10,458	$9,858
11/30/22	$13,012	$12,009	$11,184
12/31/22	$13,084	$11,840	$11,015
1/31/23	$13,746	$12,775	$11,809
2/28/23	$13,107	$11,947	$11,171
3/31/23	$13,450	$12,309	$11,445
4/30/23	$13,838	$12,169	$11,491
5/31/23	$13,609	$11,965	$11,276
6/30/23	$14,201	$12,419	$11,734
7/31/23	$15,375	$13,192	$12,500
8/31/23	$14,800	$12,379	$11,762
9/30/23	$14,568	$12,056	$11,643
10/31/23	$13,559	$11,587	$11,182
11/30/23	$14,826	$12,515	$11,938
12/31/23	$15,924	$13,004	$12,580
1/31/24	$15,852	$12,400	$12,124
2/29/24	$16,423	$12,990	$12,613
3/31/24	$16,591	$13,312	$12,746
4/30/24	$17,004	$13,371	$12,829
5/31/24	$17,611	$13,447	$12,961
6/30/24	$17,750	$13,977	$13,393
7/31/24	$17,675	$14,019	$13,478
8/31/24	$18,026	$14,245	$13,687
9/30/24	$18,860	$15,197	$14,481
10/31/24	$17,588	$14,521	$13,707
11/30/24	$17,380	$13,999	$13,243
12/31/24	$17,176	$13,980	$13,147
1/31/25	$17,255	$14,230	$13,343
2/28/25	$17,203	$14,299	$13,502
3/31/25	$17,705	$14,389	$13,715

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.72%	17.15%	6.29%
Class A (including sales charge)	2.66%	16.27%	5.88%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index	7.60%	9.81%	3.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,497
# of Portfolio Holdings	1,028
Portfolio Turnover Rate	620%
Total Net Advisory Fees Paid During the Reporting Period	$1,648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.5%
Asset-Backed Securities	27.2%
Non-Agency Mortgage-Backed Securities	13.3%
Sovereign Issues	10.0%
Corporate Bonds & Notes	5.8%
Common Stocks	1.4%
U.S. Treasury Obligations	1.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	45.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(62.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.16% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PEFFX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report |

March 31, 2025

PIMS6046TSRAR_033125

Class C: PEFCX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.44%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to performance relative to the MSCI Emerging Markets Value Index ("Index").

  Underweight exposure to, and selection in, the information technology sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond strategy contributed to performance.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,973	$10,769	$10,942
5/31/15	$10,411	$10,338	$10,450
6/30/15	$10,054	$10,069	$10,179
7/31/15	$9,297	$9,371	$9,434
8/31/15	$8,216	$8,524	$8,531
9/30/15	$7,632	$8,267	$8,231
10/31/15	$8,205	$8,857	$8,807
11/30/15	$7,805	$8,512	$8,329
12/31/15	$7,470	$8,322	$8,112
1/31/16	$6,919	$7,782	$7,586
2/29/16	$6,973	$7,769	$7,627
3/31/16	$8,205	$8,797	$8,744
4/30/16	$8,703	$8,845	$8,861
5/31/16	$7,957	$8,515	$8,353
6/30/16	$8,570	$8,856	$8,713
7/31/16	$9,219	$9,301	$9,181
8/31/16	$9,403	$9,532	$9,353
9/30/16	$9,572	$9,655	$9,424
10/31/16	$10,027	$9,678	$9,563
11/30/16	$9,788	$9,232	$9,249
12/31/16	$9,982	$9,253	$9,320
1/31/17	$10,791	$9,759	$9,746
2/28/17	$11,139	$10,058	$10,100
3/31/17	$11,206	$10,312	$10,267
4/30/17	$11,263	$10,538	$10,352
5/31/17	$11,218	$10,849	$10,582
6/30/17	$11,250	$10,958	$10,592
7/31/17	$12,036	$11,612	$11,153
8/31/17	$12,394	$11,871	$11,392
9/30/17	$12,208	$11,823	$11,172
10/31/17	$12,550	$12,238	$11,543
11/30/17	$12,408	$12,262	$11,455
12/31/17	$13,014	$12,703	$11,937
1/31/18	$14,327	$13,761	$12,978
2/28/18	$13,592	$13,127	$12,372
3/31/18	$13,238	$12,883	$12,130
4/30/18	$13,396	$12,826	$12,237
5/31/18	$12,739	$12,371	$11,648
6/30/18	$12,019	$11,857	$11,045
7/31/18	$12,425	$12,118	$11,492
8/31/18	$11,921	$11,790	$11,249
9/30/18	$12,084	$11,727	$11,425
10/31/18	$11,119	$10,706	$10,589
11/30/18	$11,428	$11,147	$10,901
12/31/18	$11,128	$10,852	$10,655
1/31/19	$12,073	$11,802	$11,518
2/28/19	$11,986	$11,829	$11,478
3/31/19	$11,812	$11,928	$11,491
4/30/19	$12,011	$12,179	$11,626
5/31/19	$11,488	$11,295	$11,014
6/30/19	$12,247	$12,000	$11,602
7/31/19	$11,911	$11,854	$11,290
8/31/19	$11,028	$11,276	$10,616
9/30/19	$11,327	$11,491	$10,850
10/31/19	$11,774	$11,975	$11,224
11/30/19	$11,762	$11,959	$11,145
12/31/19	$12,620	$12,851	$11,929
1/31/20	$11,749	$12,252	$11,125
2/29/20	$10,630	$11,606	$10,414
3/31/20	$8,032	$9,818	$8,589
4/30/20	$8,915	$10,717	$9,316
5/31/20	$9,027	$10,800	$9,283
6/30/20	$9,600	$11,594	$9,776
7/31/20	$10,156	$12,630	$10,398
8/31/20	$10,472	$12,909	$10,475
9/30/20	$10,227	$12,702	$10,232
10/31/20	$10,175	$12,964	$10,274
11/30/20	$11,886	$14,163	$11,593
12/31/20	$13,128	$15,204	$12,583
1/31/21	$13,454	$15,670	$12,678
2/28/21	$14,295	$15,790	$13,030
3/31/21	$14,620	$15,551	$13,100
4/30/21	$15,471	$15,938	$13,401
5/31/21	$15,989	$16,308	$13,922
6/30/21	$15,988	$16,336	$13,843
7/31/21	$15,647	$15,237	$13,185
8/31/21	$15,988	$15,636	$13,549
9/30/21	$15,611	$15,014	$13,140
10/31/21	$15,593	$15,162	$13,182
11/30/21	$14,797	$14,544	$12,638
12/31/21	$15,611	$14,817	$13,086
1/31/22	$15,713	$14,537	$12,989
2/28/22	$14,880	$14,102	$12,775
3/31/22	$14,479	$13,784	$12,638
4/30/22	$13,627	$13,017	$11,926
5/31/22	$13,715	$13,074	$12,029
6/30/22	$12,077	$12,206	$11,269
7/31/22	$12,317	$12,176	$11,167
8/31/22	$12,579	$12,226	$11,179
9/30/22	$11,203	$10,793	$10,035
10/31/22	$11,422	$10,458	$9,858
11/30/22	$12,776	$12,009	$11,184
12/31/22	$12,853	$11,840	$11,015
1/31/23	$13,462	$12,775	$11,809
2/28/23	$12,853	$11,947	$11,171
3/31/23	$13,170	$12,309	$11,445
4/30/23	$13,559	$12,169	$11,491
5/31/23	$13,316	$11,965	$11,276
6/30/23	$13,905	$12,419	$11,734
7/31/23	$15,057	$13,192	$12,500
8/31/23	$14,469	$12,379	$11,762
9/30/23	$14,224	$12,056	$11,643
10/31/23	$13,249	$11,587	$11,182
11/30/23	$14,474	$12,515	$11,938
12/31/23	$15,538	$13,004	$12,580
1/31/24	$15,462	$12,400	$12,124
2/29/24	$16,019	$12,990	$12,613
3/31/24	$16,148	$13,312	$12,746
4/30/24	$16,536	$13,371	$12,829
5/31/24	$17,131	$13,447	$12,961
6/30/24	$17,237	$13,977	$13,393
7/31/24	$17,184	$14,019	$13,478
8/31/24	$17,505	$14,245	$13,687
9/30/24	$18,317	$15,197	$14,481
10/31/24	$17,038	$14,521	$13,707
11/30/24	$16,844	$13,999	$13,243
12/31/24	$16,652	$13,980	$13,147
1/31/25	$16,708	$14,230	$13,343
2/28/25	$16,652	$14,299	$13,502
3/31/25	$17,129	$14,389	$13,715

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.08%	16.35%	5.53%
Class C (including sales charge)	5.11%	16.35%	5.53%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index	7.60%	9.81%	3.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,497
# of Portfolio Holdings	1,028
Portfolio Turnover Rate	620%
Total Net Advisory Fees Paid During the Reporting Period	$1,648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.5%
Asset-Backed Securities	27.2%
Non-Agency Mortgage-Backed Securities	13.3%
Sovereign Issues	10.0%
Corporate Bonds & Notes	5.8%
Common Stocks	1.4%
U.S. Treasury Obligations	1.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	45.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(62.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.16% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PEFCX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report |

March 31, 2025

PIMS6246TSRAR_033125

Institutional Class: PEFIX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$134	1.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to performance relative to the MSCI Emerging Markets Value Index ("Index").

  Underweight exposure to, and selection in, the information technology sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond strategy contributed to performance.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,097,458	$1,076,914	$1,094,183
5/31/15	$1,042,373	$1,033,787	$1,045,006
6/30/15	$1,007,415	$1,006,940	$1,017,944
7/31/15	$932,203	$937,140	$943,353
8/31/15	$825,212	$852,377	$853,107
9/30/15	$768,008	$826,736	$823,057
10/31/15	$825,212	$885,709	$880,653
11/30/15	$786,017	$851,159	$832,911
12/31/15	$752,119	$832,186	$811,155
1/31/16	$698,093	$778,200	$758,641
2/29/16	$704,449	$776,925	$762,714
3/31/16	$829,449	$879,733	$874,352
4/30/16	$880,297	$884,515	$886,127
5/31/16	$805,085	$851,521	$835,262
6/30/16	$869,061	$885,554	$871,300
7/31/16	$934,931	$930,116	$918,062
8/31/16	$955,117	$953,232	$935,279
9/30/16	$973,108	$965,489	$942,397
10/31/16	$1,021,071	$967,791	$956,349
11/30/16	$996,557	$923,243	$924,872
12/31/16	$1,018,299	$925,282	$932,048
1/31/17	$1,101,403	$975,916	$974,615
2/28/17	$1,137,969	$1,005,790	$1,009,976
3/31/17	$1,146,833	$1,031,180	$1,026,719
4/30/17	$1,152,373	$1,053,755	$1,035,233
5/31/17	$1,149,049	$1,084,908	$1,058,160
6/30/17	$1,153,222	$1,095,831	$1,059,243
7/31/17	$1,235,432	$1,161,153	$1,115,297
8/31/17	$1,273,112	$1,187,053	$1,139,187
9/30/17	$1,256,759	$1,182,333	$1,117,231
10/31/17	$1,292,899	$1,223,780	$1,154,316
11/30/17	$1,278,910	$1,226,237	$1,145,463
12/31/17	$1,342,436	$1,270,256	$1,193,652
1/31/18	$1,479,663	$1,376,127	$1,297,797
2/28/18	$1,404,486	$1,312,660	$1,237,190
3/31/18	$1,370,238	$1,288,253	$1,212,967
4/30/18	$1,387,169	$1,282,554	$1,223,672
5/31/18	$1,320,653	$1,237,108	$1,164,780
6/30/18	$1,247,185	$1,185,709	$1,104,543
7/31/18	$1,291,203	$1,211,757	$1,149,244
8/31/18	$1,239,848	$1,178,991	$1,124,941
9/30/18	$1,257,454	$1,172,735	$1,142,545
10/31/18	$1,158,734	$1,070,609	$1,058,877
11/30/18	$1,192,052	$1,114,730	$1,090,071
12/31/18	$1,161,201	$1,085,198	$1,065,476
1/31/19	$1,262,013	$1,180,216	$1,151,790
2/28/19	$1,253,300	$1,182,869	$1,147,750
3/31/19	$1,237,121	$1,192,795	$1,149,099
4/30/19	$1,258,279	$1,217,908	$1,162,574
5/31/19	$1,204,761	$1,129,533	$1,101,359
6/30/19	$1,285,660	$1,200,030	$1,160,212
7/31/19	$1,252,056	$1,185,356	$1,128,972
8/31/19	$1,159,956	$1,127,563	$1,061,555
9/30/19	$1,192,316	$1,149,087	$1,085,049
10/31/19	$1,240,855	$1,197,541	$1,122,430
11/30/19	$1,240,855	$1,195,892	$1,114,458
12/31/19	$1,333,039	$1,285,112	$1,192,946
1/31/20	$1,241,837	$1,225,206	$1,112,491
2/29/20	$1,124,400	$1,160,597	$1,041,412
3/31/20	$850,796	$981,840	$858,876
4/30/20	$944,496	$1,071,749	$931,648
5/31/20	$956,989	$1,079,983	$928,271
6/30/20	$1,020,223	$1,159,372	$977,635
7/31/20	$1,080,011	$1,262,973	$1,039,788
8/31/20	$1,114,358	$1,290,892	$1,047,513
9/30/20	$1,089,066	$1,270,187	$1,023,161
10/31/20	$1,085,120	$1,296,356	$1,027,357
11/30/20	$1,269,262	$1,416,252	$1,159,268
12/31/20	$1,402,955	$1,520,366	$1,258,261
1/31/21	$1,438,508	$1,566,978	$1,267,839
2/28/21	$1,530,124	$1,578,964	$1,303,041
3/31/21	$1,566,158	$1,555,115	$1,310,017
4/30/21	$1,657,657	$1,593,835	$1,340,066
5/31/21	$1,715,606	$1,630,796	$1,392,181
6/30/21	$1,718,336	$1,633,607	$1,384,262
7/31/21	$1,682,638	$1,523,667	$1,318,511
8/31/21	$1,719,958	$1,563,551	$1,354,861
9/30/21	$1,681,634	$1,501,414	$1,314,001
10/31/21	$1,681,634	$1,516,223	$1,318,221
11/30/21	$1,597,185	$1,454,434	$1,263,790
12/31/21	$1,687,561	$1,481,722	$1,308,615
1/31/22	$1,699,587	$1,453,674	$1,298,934
2/28/22	$1,611,401	$1,410,223	$1,277,491
3/31/22	$1,570,352	$1,378,373	$1,263,813
4/30/22	$1,480,126	$1,301,698	$1,192,586
5/31/22	$1,490,867	$1,307,430	$1,202,865
6/30/22	$1,312,565	$1,220,551	$1,126,905
7/31/22	$1,340,492	$1,217,552	$1,116,671
8/31/22	$1,370,567	$1,222,636	$1,117,931
9/30/22	$1,222,339	$1,079,303	$1,003,456
10/31/22	$1,248,118	$1,045,794	$985,833
11/30/22	$1,394,197	$1,200,902	$1,118,448
12/31/22	$1,404,011	$1,184,024	$1,101,478
1/31/23	$1,475,040	$1,277,516	$1,180,877
2/28/23	$1,408,747	$1,194,678	$1,117,122
3/31/23	$1,446,629	$1,230,862	$1,144,531
4/30/23	$1,489,246	$1,216,914	$1,149,142
5/31/23	$1,463,202	$1,196,474	$1,127,599
6/30/23	$1,527,959	$1,241,902	$1,173,435
7/31/23	$1,656,880	$1,319,213	$1,249,961
8/31/23	$1,594,807	$1,237,949	$1,176,240
9/30/23	$1,569,816	$1,205,575	$1,164,267
10/31/23	$1,462,728	$1,158,733	$1,118,231
11/30/23	$1,599,022	$1,251,466	$1,193,803
12/31/23	$1,717,256	$1,300,390	$1,258,027
1/31/24	$1,712,321	$1,240,010	$1,212,425
2/29/24	$1,774,004	$1,298,999	$1,261,270
3/31/24	$1,792,766	$1,331,188	$1,274,560
4/30/24	$1,835,631	$1,337,144	$1,282,928
5/31/24	$1,903,711	$1,344,696	$1,296,119
6/30/24	$1,916,940	$1,397,737	$1,339,294
7/31/24	$1,914,335	$1,401,895	$1,347,756
8/31/24	$1,950,799	$1,424,530	$1,368,737
9/30/24	$2,042,394	$1,519,652	$1,448,063
10/31/24	$1,904,977	$1,452,069	$1,370,738
11/30/24	$1,883,422	$1,399,895	$1,324,261
12/31/24	$1,861,752	$1,397,973	$1,314,714
1/31/25	$1,869,941	$1,422,956	$1,334,280
2/28/25	$1,867,211	$1,429,850	$1,350,192
3/31/25	$1,920,779	$1,438,900	$1,371,455

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.14%	17.69%	6.75%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index	7.60%	9.81%	3.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,497
# of Portfolio Holdings	1,028
Portfolio Turnover Rate	620%
Total Net Advisory Fees Paid During the Reporting Period	$1,648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.5%
Asset-Backed Securities	27.2%
Non-Agency Mortgage-Backed Securities	13.3%
Sovereign Issues	10.0%
Corporate Bonds & Notes	5.8%
Common Stocks	1.4%
U.S. Treasury Obligations	1.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	45.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(62.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.16% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEFIX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report |

March 31, 2025

PIMS1829TSRAR_033125

I-2: PEFPX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$144	1.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to performance relative to the MSCI Emerging Markets Value Index ("Index").

  Underweight exposure to, and selection in, the information technology sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond strategy contributed to performance.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,098,517	$1,076,914	$1,094,183
5/31/15	$1,043,432	$1,033,787	$1,045,006
6/30/15	$1,008,475	$1,006,940	$1,017,944
7/31/15	$933,263	$937,140	$943,353
8/31/15	$825,212	$852,377	$853,107
9/30/15	$768,008	$826,736	$823,057
10/31/15	$825,212	$885,709	$880,653
11/30/15	$786,017	$851,159	$832,911
12/31/15	$752,119	$832,186	$811,155
1/31/16	$698,093	$778,200	$758,641
2/29/16	$704,449	$776,925	$762,714
3/31/16	$829,449	$879,733	$874,352
4/30/16	$880,297	$884,515	$886,127
5/31/16	$805,085	$851,521	$835,262
6/30/16	$867,774	$885,554	$871,300
7/31/16	$934,689	$930,116	$918,062
8/31/16	$954,870	$953,232	$935,279
9/30/16	$972,027	$965,489	$942,397
10/31/16	$1,019,989	$967,791	$956,349
11/30/16	$995,475	$923,243	$924,872
12/31/16	$1,017,310	$925,282	$932,048
1/31/17	$1,100,424	$975,916	$974,615
2/28/17	$1,136,994	$1,005,790	$1,009,976
3/31/17	$1,144,751	$1,031,180	$1,026,719
4/30/17	$1,150,292	$1,053,755	$1,035,233
5/31/17	$1,146,967	$1,084,908	$1,058,160
6/30/17	$1,151,938	$1,095,831	$1,059,243
7/31/17	$1,234,137	$1,161,153	$1,115,297
8/31/17	$1,270,671	$1,187,053	$1,139,187
9/30/17	$1,254,066	$1,182,333	$1,117,231
10/31/17	$1,290,196	$1,223,780	$1,154,316
11/30/17	$1,276,210	$1,226,237	$1,145,463
12/31/17	$1,339,352	$1,270,256	$1,193,652
1/31/18	$1,476,385	$1,376,127	$1,297,797
2/28/18	$1,401,315	$1,312,660	$1,237,190
3/31/18	$1,365,737	$1,288,253	$1,212,967
4/30/18	$1,383,850	$1,282,554	$1,223,672
5/31/18	$1,317,435	$1,237,108	$1,164,780
6/30/18	$1,244,310	$1,185,709	$1,104,543
7/31/18	$1,287,007	$1,211,757	$1,149,244
8/31/18	$1,235,771	$1,178,991	$1,124,941
9/30/18	$1,254,137	$1,172,735	$1,142,545
10/31/18	$1,155,677	$1,070,609	$1,058,877
11/30/18	$1,188,907	$1,114,730	$1,090,071
12/31/18	$1,157,704	$1,085,198	$1,065,476
1/31/19	$1,258,212	$1,180,216	$1,151,790
2/28/19	$1,249,526	$1,182,869	$1,147,750
3/31/19	$1,233,396	$1,192,795	$1,149,099
4/30/19	$1,253,249	$1,217,908	$1,162,574
5/31/19	$1,201,134	$1,129,533	$1,101,359
6/30/19	$1,280,547	$1,200,030	$1,160,212
7/31/19	$1,248,286	$1,185,356	$1,128,972
8/31/19	$1,155,223	$1,127,563	$1,061,555
9/30/19	$1,187,484	$1,149,087	$1,085,049
10/31/19	$1,235,877	$1,197,541	$1,122,430
11/30/19	$1,235,877	$1,195,892	$1,114,458
12/31/19	$1,327,165	$1,285,112	$1,192,946
1/31/20	$1,236,281	$1,225,206	$1,112,491
2/29/20	$1,120,496	$1,160,597	$1,041,412
3/31/20	$846,597	$981,840	$858,876
4/30/20	$939,972	$1,071,749	$931,648
5/31/20	$952,422	$1,079,983	$928,271
6/30/20	$1,014,043	$1,159,372	$977,635
7/31/20	$1,073,618	$1,262,973	$1,039,788
8/31/20	$1,107,842	$1,290,892	$1,047,513
9/30/20	$1,083,955	$1,270,187	$1,023,161
10/31/20	$1,078,712	$1,296,356	$1,027,357
11/30/20	$1,262,211	$1,416,252	$1,159,268
12/31/20	$1,395,205	$1,520,366	$1,258,261
1/31/21	$1,430,630	$1,566,978	$1,267,839
2/28/21	$1,520,556	$1,578,964	$1,303,041
3/31/21	$1,558,062	$1,555,115	$1,310,017
4/30/21	$1,649,266	$1,593,835	$1,340,066
5/31/21	$1,705,508	$1,630,796	$1,392,181
6/30/21	$1,708,050	$1,633,607	$1,384,262
7/31/21	$1,672,465	$1,523,667	$1,318,511
8/31/21	$1,709,667	$1,563,551	$1,354,861
9/30/21	$1,669,203	$1,501,414	$1,314,001
10/31/21	$1,671,033	$1,516,223	$1,318,221
11/30/21	$1,586,841	$1,454,434	$1,263,790
12/31/21	$1,676,138	$1,481,722	$1,308,615
1/31/22	$1,688,139	$1,453,674	$1,298,934
2/28/22	$1,600,131	$1,410,223	$1,277,491
3/31/22	$1,558,664	$1,378,373	$1,263,813
4/30/22	$1,468,617	$1,301,698	$1,192,586
5/31/22	$1,479,337	$1,307,430	$1,202,865
6/30/22	$1,301,388	$1,220,551	$1,126,905
7/31/22	$1,331,403	$1,217,552	$1,116,671
8/31/22	$1,361,419	$1,222,636	$1,117,931
9/30/22	$1,213,485	$1,079,303	$1,003,456
10/31/22	$1,237,069	$1,045,794	$985,833
11/30/22	$1,385,002	$1,200,902	$1,118,448
12/31/22	$1,392,679	$1,184,024	$1,101,478
1/31/23	$1,461,249	$1,277,516	$1,180,877
2/28/23	$1,397,408	$1,194,678	$1,117,122
3/31/23	$1,432,875	$1,230,862	$1,144,531
4/30/23	$1,477,800	$1,216,914	$1,149,142
5/31/23	$1,451,791	$1,196,474	$1,127,599
6/30/23	$1,516,218	$1,241,902	$1,173,435
7/31/23	$1,642,570	$1,319,213	$1,249,961
8/31/23	$1,580,586	$1,237,949	$1,176,240
9/30/23	$1,555,259	$1,205,575	$1,164,267
10/31/23	$1,448,335	$1,158,733	$1,118,231
11/30/23	$1,584,420	$1,251,466	$1,193,803
12/31/23	$1,701,883	$1,300,390	$1,258,027
1/31/24	$1,694,494	$1,240,010	$1,212,425
2/29/24	$1,756,067	$1,298,999	$1,261,270
3/31/24	$1,774,400	$1,331,188	$1,274,560
4/30/24	$1,817,186	$1,337,144	$1,282,928
5/31/24	$1,885,142	$1,344,696	$1,296,119
6/30/24	$1,897,953	$1,397,737	$1,339,294
7/31/24	$1,895,353	$1,401,895	$1,347,756
8/31/24	$1,931,752	$1,424,530	$1,368,737
9/30/24	$2,022,628	$1,519,652	$1,448,063
10/31/24	$1,885,456	$1,452,069	$1,370,738
11/30/24	$1,863,938	$1,399,895	$1,324,261
12/31/24	$1,843,816	$1,397,973	$1,314,714
1/31/25	$1,849,263	$1,422,956	$1,334,280
2/28/25	$1,846,539	$1,429,850	$1,350,192
3/31/25	$1,899,606	$1,438,900	$1,371,455

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	7.06%	17.54%	6.63%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index	7.60%	9.81%	3.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,497
# of Portfolio Holdings	1,028
Portfolio Turnover Rate	620%
Total Net Advisory Fees Paid During the Reporting Period	$1,648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.5%
Asset-Backed Securities	27.2%
Non-Agency Mortgage-Backed Securities	13.3%
Sovereign Issues	10.0%
Corporate Bonds & Notes	5.8%
Common Stocks	1.4%
U.S. Treasury Obligations	1.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	45.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(62.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.16% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEFPX

PIMCO RAE PLUS EMG Fund

Annual Shareholder Report |

March 31, 2025

PIMS1936TSRAR_033125

Class A: PIXAX

PIMCO RAE PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.43%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the Russell 1000 Value Index (the "Index").

  Selection in the heath care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	Russell 1000® Value Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,747	$10,096	$10,093
5/31/15	$9,869	$10,226	$10,215
6/30/15	$9,555	$10,028	$10,011
7/31/15	$9,585	$10,238	$10,055
8/31/15	$8,895	$9,620	$9,456
9/30/15	$8,487	$9,382	$9,170
10/31/15	$9,154	$10,174	$9,862
11/30/15	$9,169	$10,204	$9,900
12/31/15	$8,970	$10,043	$9,687
1/31/16	$8,487	$9,545	$9,187
2/29/16	$8,423	$9,532	$9,184
3/31/16	$9,179	$10,178	$9,846
4/30/16	$9,340	$10,218	$10,053
5/31/16	$9,437	$10,401	$10,209
6/30/16	$9,518	$10,428	$10,297
7/31/16	$9,872	$10,813	$10,596
8/31/16	$9,888	$10,828	$10,678
9/30/16	$9,969	$10,830	$10,656
10/31/16	$9,824	$10,632	$10,491
11/30/16	$10,403	$11,026	$11,090
12/31/16	$10,693	$11,244	$11,367
1/31/17	$10,854	$11,457	$11,448
2/28/17	$11,241	$11,912	$11,859
3/31/17	$11,209	$11,926	$11,739
4/30/17	$11,192	$12,049	$11,716
5/31/17	$11,144	$12,218	$11,705
6/30/17	$11,269	$12,294	$11,896
7/31/17	$11,498	$12,547	$12,054
8/31/17	$11,433	$12,586	$11,914
9/30/17	$11,826	$12,845	$12,267
10/31/17	$12,041	$13,145	$12,356
11/30/17	$12,456	$13,548	$12,734
12/31/17	$12,701	$13,699	$12,920
1/31/18	$13,343	$14,483	$13,420
2/28/18	$12,840	$13,949	$12,779
3/31/18	$12,509	$13,595	$12,554
4/30/18	$12,632	$13,647	$12,596
5/31/18	$12,807	$13,976	$12,670
6/30/18	$12,863	$14,062	$12,702
7/31/18	$13,372	$14,585	$13,205
8/31/18	$13,636	$15,060	$13,400
9/30/18	$13,725	$15,146	$13,426
10/31/18	$12,912	$14,111	$12,731
11/30/18	$13,018	$14,398	$13,111
12/31/18	$11,635	$13,098	$11,852
1/31/19	$12,619	$14,148	$12,775
2/28/19	$13,013	$14,602	$13,183
3/31/19	$13,052	$14,886	$13,267
4/30/19	$13,466	$15,489	$13,737
5/31/19	$12,383	$14,504	$12,854
6/30/19	$13,341	$15,526	$13,776
7/31/19	$13,479	$15,750	$13,891
8/31/19	$12,868	$15,500	$13,482
9/30/19	$13,396	$15,790	$13,963
10/31/19	$13,694	$16,132	$14,158
11/30/19	$14,152	$16,718	$14,596
12/31/19	$14,659	$17,222	$14,998
1/31/20	$14,336	$17,216	$14,675
2/29/20	$12,812	$15,798	$13,254
3/31/20	$10,065	$13,847	$10,989
4/30/20	$11,431	$15,622	$12,224
5/31/20	$11,916	$16,366	$12,643
6/30/20	$12,161	$16,692	$12,559
7/31/20	$12,659	$17,633	$13,056
8/31/20	$13,348	$18,900	$13,596
9/30/20	$12,983	$18,182	$13,262
10/31/20	$12,764	$17,699	$13,087
11/30/20	$14,639	$19,636	$14,848
12/31/20	$15,270	$20,391	$15,417
1/31/21	$15,998	$20,185	$15,276
2/28/21	$16,450	$20,742	$16,199
3/31/21	$17,558	$21,650	$17,152
4/30/21	$17,995	$22,806	$17,838
5/31/21	$18,569	$22,965	$18,254
6/30/21	$18,603	$23,501	$18,045
7/31/21	$18,489	$24,059	$18,189
8/31/21	$18,945	$24,791	$18,550
9/30/21	$18,064	$23,638	$17,904
10/31/21	$18,423	$25,294	$18,814
11/30/21	$18,153	$25,119	$18,151
12/31/21	$19,372	$26,244	$19,296
1/31/22	$19,131	$24,886	$18,846
2/28/22	$18,738	$24,141	$18,628
3/31/22	$19,216	$25,038	$19,154
4/30/22	$18,251	$22,854	$18,073
5/31/22	$18,624	$22,896	$18,425
6/30/22	$16,122	$21,006	$16,815
7/31/22	$17,318	$22,943	$17,930
8/31/22	$17,129	$22,007	$17,396
9/30/22	$15,442	$19,981	$15,870
10/31/22	$17,638	$21,598	$17,497
11/30/22	$18,689	$22,805	$18,591
12/31/22	$17,653	$21,491	$17,841
1/31/23	$18,635	$22,842	$18,766
2/28/23	$17,871	$22,284	$18,104
3/31/23	$18,027	$23,103	$18,021
4/30/23	$17,784	$23,463	$18,292
5/31/23	$17,263	$23,565	$17,587
6/30/23	$18,379	$25,122	$18,755
7/31/23	$19,119	$25,929	$19,415
8/31/23	$18,913	$25,516	$18,890
9/30/23	$18,455	$24,300	$18,161
10/31/23	$17,988	$23,789	$17,521
11/30/23	$19,474	$25,961	$18,843
12/31/23	$20,813	$27,141	$19,886
1/31/24	$21,000	$27,597	$19,907
2/29/24	$21,810	$29,070	$20,641
3/31/24	$23,331	$30,006	$21,673
4/30/24	$21,540	$28,780	$20,747
5/31/24	$22,670	$30,207	$21,405
6/30/24	$22,933	$31,291	$21,204
7/31/24	$23,738	$31,672	$22,287
8/31/24	$23,530	$32,440	$22,885
9/30/24	$23,956	$33,133	$23,203
10/31/24	$23,054	$32,833	$22,948
11/30/24	$24,566	$34,760	$24,413
12/31/24	$23,138	$33,931	$22,743
1/31/25	$24,263	$34,876	$23,796
2/28/25	$24,426	$34,421	$23,893
3/31/25	$23,394	$32,482	$23,229

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	0.27%	18.37%	9.29%
Class A (including sales charge)	(3.49%)	17.47%	8.87%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,076,701
# of Portfolio Holdings	1,462
Portfolio Turnover Rate	632%
Total Net Advisory Fees Paid During the Reporting Period	$6,083
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.4%
Asset-Backed Securities	29.3%
Non-Agency Mortgage-Backed Securities	8.3%
Sovereign Issues	7.6%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.4%
Common Stocks	1.4%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	35.9%
Affiliated Investments	8.6%
Financial Derivative Instruments	(2.6%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PIXAX

PIMCO RAE PLUS Fund

Annual Shareholder Report |

March 31, 2025

PIMS4043TSRAR_033125

Class C: PIXCX

PIMCO RAE PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.18%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the Russell 1000 Value Index (the "Index").

  Selection in the heath care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	S&P 500 Index	Russell 1000® Value Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,117	$10,096	$10,093
5/31/15	$10,235	$10,226	$10,215
6/30/15	$9,908	$10,028	$10,011
7/31/15	$9,942	$10,238	$10,055
8/31/15	$9,216	$9,620	$9,456
9/30/15	$8,783	$9,382	$9,170
10/31/15	$9,466	$10,174	$9,862
11/30/15	$9,483	$10,204	$9,900
12/31/15	$9,279	$10,043	$9,687
1/31/16	$8,766	$9,545	$9,187
2/29/16	$8,695	$9,532	$9,184
3/31/16	$9,474	$10,178	$9,846
4/30/16	$9,633	$10,218	$10,053
5/31/16	$9,722	$10,401	$10,209
6/30/16	$9,793	$10,428	$10,297
7/31/16	$10,165	$10,813	$10,596
8/31/16	$10,165	$10,828	$10,678
9/30/16	$10,235	$10,830	$10,656
10/31/16	$10,094	$10,632	$10,491
11/30/16	$10,678	$11,026	$11,090
12/31/16	$10,961	$11,244	$11,367
1/31/17	$11,121	$11,457	$11,448
2/28/17	$11,510	$11,912	$11,859
3/31/17	$11,475	$11,926	$11,739
4/30/17	$11,457	$12,049	$11,716
5/31/17	$11,386	$12,218	$11,705
6/30/17	$11,508	$12,294	$11,896
7/31/17	$11,742	$12,547	$12,054
8/31/17	$11,670	$12,586	$11,914
9/30/17	$12,061	$12,845	$12,267
10/31/17	$12,280	$13,145	$12,356
11/30/17	$12,699	$13,548	$12,734
12/31/17	$12,927	$13,699	$12,920
1/31/18	$13,576	$14,483	$13,420
2/28/18	$13,042	$13,949	$12,779
3/31/18	$12,715	$13,595	$12,554
4/30/18	$12,831	$13,647	$12,596
5/31/18	$13,004	$13,976	$12,670
6/30/18	$13,049	$14,062	$12,702
7/31/18	$13,551	$14,585	$13,205
8/31/18	$13,821	$15,060	$13,400
9/30/18	$13,895	$15,146	$13,426
10/31/18	$13,081	$14,111	$12,731
11/30/18	$13,159	$14,398	$13,111
12/31/18	$11,747	$13,098	$11,852
1/31/19	$12,750	$14,148	$12,775
2/28/19	$13,120	$14,602	$13,183
3/31/19	$13,164	$14,886	$13,267
4/30/19	$13,578	$15,489	$13,737
5/31/19	$12,466	$14,504	$12,854
6/30/19	$13,446	$15,526	$13,776
7/31/19	$13,576	$15,750	$13,891
8/31/19	$12,922	$15,500	$13,482
9/30/19	$13,459	$15,790	$13,963
10/31/19	$13,745	$16,132	$14,158
11/30/19	$14,207	$16,718	$14,596
12/31/19	$14,720	$17,222	$14,998
1/31/20	$14,358	$17,216	$14,675
2/29/20	$12,831	$15,798	$13,254
3/31/20	$10,068	$13,847	$10,989
4/30/20	$11,440	$15,622	$12,224
5/31/20	$11,905	$16,366	$12,643
6/30/20	$12,138	$16,692	$12,559
7/31/20	$12,644	$17,633	$13,056
8/31/20	$13,309	$18,900	$13,596
9/30/20	$12,928	$18,182	$13,262
10/31/20	$12,737	$17,699	$13,087
11/30/20	$14,595	$19,636	$14,848
12/31/20	$15,191	$20,391	$15,417
1/31/21	$15,926	$20,185	$15,276
2/28/21	$16,349	$20,742	$16,199
3/31/21	$17,447	$21,650	$17,152
4/30/21	$17,880	$22,806	$17,838
5/31/21	$18,407	$22,965	$18,254
6/30/21	$18,455	$23,501	$18,045
7/31/21	$18,326	$24,059	$18,189
8/31/21	$18,780	$24,791	$18,550
9/30/21	$17,871	$23,638	$17,904
10/31/21	$18,214	$25,294	$18,814
11/30/21	$17,974	$25,119	$18,151
12/31/21	$19,162	$26,244	$19,296
1/31/22	$18,885	$24,886	$18,846
2/28/22	$18,505	$24,141	$18,628
3/31/22	$18,953	$25,038	$19,154
4/30/22	$17,985	$22,854	$18,073
5/31/22	$18,344	$22,896	$18,425
6/30/22	$15,875	$21,006	$16,815
7/31/22	$17,035	$22,943	$17,930
8/31/22	$16,817	$22,007	$17,396
9/30/22	$15,175	$19,981	$15,870
10/31/22	$17,301	$21,598	$17,497
11/30/22	$18,328	$22,805	$18,591
12/31/22	$17,315	$21,491	$17,841
1/31/23	$18,258	$22,842	$18,766
2/28/23	$17,529	$22,284	$18,104
3/31/23	$17,643	$23,103	$18,021
4/30/23	$17,400	$23,463	$18,292
5/31/23	$16,872	$23,565	$17,587
6/30/23	$17,957	$25,122	$18,755
7/31/23	$18,657	$25,929	$19,415
8/31/23	$18,443	$25,516	$18,890
9/30/23	$17,993	$24,300	$18,161
10/31/23	$17,531	$23,789	$17,521
11/30/23	$18,962	$25,961	$18,843
12/31/23	$20,252	$27,141	$19,886
1/31/24	$20,428	$27,597	$19,907
2/29/24	$21,192	$29,070	$20,641
3/31/24	$22,660	$30,006	$21,673
4/30/24	$20,919	$28,780	$20,747
5/31/24	$21,984	$30,207	$21,405
6/30/24	$22,237	$31,291	$21,204
7/31/24	$22,991	$31,672	$22,287
8/31/24	$22,791	$32,440	$22,885
9/30/24	$23,179	$33,133	$23,203
10/31/24	$22,296	$32,833	$22,948
11/30/24	$23,747	$34,760	$24,413
12/31/24	$22,352	$33,931	$22,743
1/31/25	$23,420	$34,876	$23,796
2/28/25	$23,565	$34,421	$23,893
3/31/25	$22,559	$32,482	$23,229

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	(0.44%)	17.51%	8.48%
Class C (including sales charge)	(1.35%)	17.51%	8.48%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,076,701
# of Portfolio Holdings	1,462
Portfolio Turnover Rate	632%
Total Net Advisory Fees Paid During the Reporting Period	$6,083
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.4%
Asset-Backed Securities	29.3%
Non-Agency Mortgage-Backed Securities	8.3%
Sovereign Issues	7.6%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.4%
Common Stocks	1.4%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	35.9%
Affiliated Investments	8.6%
Financial Derivative Instruments	(2.6%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PIXCX

PIMCO RAE PLUS Fund

Annual Shareholder Report |

March 31, 2025

PIMS4243TSRAR_033125

I-3: PXTNX

PIMCO RAE PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$118	1.18%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the Russell 1000 Value Index (the "Index").

  Selection in the heath care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	S&P 500 Index	Russell 1000® Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,012,070	$1,009,593	$1,009,349
5/31/15	$1,024,133	$1,022,576	$1,021,479
6/30/15	$993,304	$1,002,781	$1,001,084
7/31/15	$996,248	$1,023,790	$1,005,473
8/31/15	$925,513	$962,021	$945,590
9/30/15	$882,371	$938,217	$917,043
10/31/15	$952,159	$1,017,360	$986,234
11/30/15	$953,594	$1,020,385	$990,011
12/31/15	$934,620	$1,004,292	$968,716
1/31/16	$882,943	$954,455	$918,662
2/29/16	$876,397	$953,167	$918,433
3/31/16	$955,218	$1,017,828	$984,597
4/30/16	$972,819	$1,021,774	$1,005,283
5/31/16	$982,359	$1,040,123	$1,020,895
6/30/16	$990,291	$1,042,818	$1,029,726
7/31/16	$1,028,807	$1,081,265	$1,059,629
8/31/16	$1,030,286	$1,082,784	$1,067,799
9/30/16	$1,038,209	$1,082,988	$1,065,578
10/31/16	$1,025,201	$1,063,233	$1,049,083
11/30/16	$1,084,620	$1,102,610	$1,108,996
12/31/16	$1,115,054	$1,124,405	$1,136,709
1/31/17	$1,131,000	$1,145,730	$1,144,803
2/28/17	$1,172,696	$1,191,223	$1,185,936
3/31/17	$1,170,939	$1,192,612	$1,173,851
4/30/17	$1,169,187	$1,204,860	$1,171,644
5/31/17	$1,162,606	$1,221,816	$1,170,496
6/30/17	$1,175,715	$1,229,442	$1,189,633
7/31/17	$1,200,091	$1,254,723	$1,205,444
8/31/17	$1,193,400	$1,258,564	$1,191,400
9/30/17	$1,235,331	$1,284,525	$1,226,690
10/31/17	$1,258,355	$1,314,500	$1,235,595
11/30/17	$1,302,904	$1,354,816	$1,273,429
12/31/17	$1,328,566	$1,369,880	$1,292,021
1/31/18	$1,395,856	$1,448,311	$1,341,971
2/28/18	$1,342,081	$1,394,930	$1,277,892
3/31/18	$1,308,240	$1,359,480	$1,255,414
4/30/18	$1,320,224	$1,364,697	$1,259,557
5/31/18	$1,339,536	$1,397,561	$1,267,038
6/30/18	$1,346,478	$1,406,163	$1,270,181
7/31/18	$1,399,419	$1,458,492	$1,320,454
8/31/18	$1,429,419	$1,506,017	$1,339,971
9/30/18	$1,438,223	$1,514,589	$1,342,624
10/31/18	$1,352,995	$1,411,067	$1,273,103
11/30/18	$1,363,648	$1,439,822	$1,311,118
12/31/18	$1,218,388	$1,309,819	$1,185,211
1/31/19	$1,324,849	$1,414,783	$1,277,456
2/28/19	$1,364,279	$1,460,209	$1,318,271
3/31/19	$1,368,222	$1,488,583	$1,326,655
4/30/19	$1,413,566	$1,548,856	$1,373,711
5/31/19	$1,299,219	$1,450,428	$1,285,382
6/30/19	$1,401,746	$1,552,649	$1,377,646
7/31/19	$1,415,586	$1,574,964	$1,389,067
8/31/19	$1,350,342	$1,550,016	$1,348,215
9/30/19	$1,408,041	$1,579,018	$1,396,319
10/31/19	$1,437,957	$1,613,219	$1,415,839
11/30/19	$1,485,822	$1,671,777	$1,459,617
12/31/19	$1,541,992	$1,722,235	$1,499,771
1/31/20	$1,507,521	$1,721,559	$1,467,511
2/29/20	$1,346,657	$1,579,842	$1,325,383
3/31/20	$1,058,016	$1,384,711	$1,098,888
4/30/20	$1,203,234	$1,562,223	$1,222,425
5/31/20	$1,253,945	$1,636,628	$1,264,317
6/30/20	$1,278,809	$1,669,176	$1,255,922
7/31/20	$1,333,176	$1,763,293	$1,305,569
8/31/20	$1,404,090	$1,890,039	$1,359,554
9/30/20	$1,366,224	$1,818,224	$1,326,164
10/31/20	$1,346,845	$1,769,870	$1,308,738
11/30/20	$1,543,059	$1,963,607	$1,484,776
12/31/20	$1,609,181	$2,039,105	$1,541,703
1/31/21	$1,686,522	$2,018,518	$1,527,581
2/28/21	$1,733,924	$2,074,179	$1,619,892
3/31/21	$1,852,164	$2,165,019	$1,715,207
4/30/21	$1,898,063	$2,280,563	$1,783,798
5/31/21	$1,957,462	$2,296,491	$1,825,432
6/30/21	$1,961,495	$2,350,103	$1,804,530
7/31/21	$1,950,270	$2,405,929	$1,818,949
8/31/21	$2,000,781	$2,479,083	$1,855,018
9/30/21	$1,906,626	$2,363,781	$1,790,445
10/31/21	$1,944,876	$2,529,392	$1,881,364
11/30/21	$1,918,395	$2,511,866	$1,815,065
12/31/21	$2,048,385	$2,624,438	$1,929,577
1/31/22	$2,021,667	$2,488,631	$1,884,637
2/28/22	$1,980,106	$2,414,118	$1,862,776
3/31/22	$2,031,135	$2,503,753	$1,915,362
4/30/22	$1,930,190	$2,285,421	$1,807,335
5/31/22	$1,969,957	$2,289,614	$1,842,470
6/30/22	$1,706,573	$2,100,621	$1,681,493
7/31/22	$1,833,330	$2,294,307	$1,792,993
8/31/22	$1,811,688	$2,200,741	$1,739,562
9/30/22	$1,634,426	$1,998,056	$1,587,020
10/31/22	$1,868,808	$2,159,821	$1,749,737
11/30/22	$1,978,187	$2,280,521	$1,859,078
12/31/22	$1,867,748	$2,149,130	$1,784,138
1/31/23	$1,973,870	$2,284,168	$1,876,593
2/28/23	$1,896,047	$2,228,437	$1,810,424
3/31/23	$1,910,005	$2,310,252	$1,802,078
4/30/23	$1,885,246	$2,346,311	$1,829,235
5/31/23	$1,829,832	$2,356,510	$1,758,682
6/30/23	$1,948,913	$2,512,217	$1,875,511
7/31/23	$2,026,728	$2,592,922	$1,941,454
8/31/23	$2,005,506	$2,551,639	$1,889,034
9/30/23	$1,958,817	$2,429,982	$1,816,137
10/31/23	$1,908,744	$2,378,888	$1,752,063
11/30/23	$2,066,117	$2,596,140	$1,884,257
12/31/23	$2,209,568	$2,714,085	$1,988,625
1/31/24	$2,228,897	$2,759,693	$1,990,694
2/29/24	$2,314,670	$2,907,048	$2,064,130
3/31/24	$2,477,594	$3,000,582	$2,167,316
4/30/24	$2,288,239	$2,878,024	$2,074,728
5/31/24	$2,407,508	$3,020,730	$2,140,497
6/30/24	$2,436,659	$3,129,120	$2,120,355
7/31/24	$2,521,980	$3,167,209	$2,228,748
8/31/24	$2,501,905	$3,244,035	$2,288,545
9/30/24	$2,546,913	$3,313,318	$2,320,310
10/31/24	$2,452,156	$3,283,271	$2,294,764
11/30/24	$2,613,499	$3,476,003	$2,441,307
12/31/24	$2,461,655	$3,393,141	$2,274,346
1/31/25	$2,581,863	$3,487,632	$2,379,603
2/28/25	$2,598,849	$3,442,124	$2,389,264
3/31/25	$2,489,935	$3,248,180	$2,322,914

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	0.50%	18.67%	9.55%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,076,701
# of Portfolio Holdings	1,462
Portfolio Turnover Rate	632%
Total Net Advisory Fees Paid During the Reporting Period	$6,083
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.4%
Asset-Backed Securities	29.3%
Non-Agency Mortgage-Backed Securities	8.3%
Sovereign Issues	7.6%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.4%
Common Stocks	1.4%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	35.9%
Affiliated Investments	8.6%
Financial Derivative Instruments	(2.6%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PXTNX

PIMCO RAE PLUS Fund

Annual Shareholder Report |

March 31, 2025

PIMS2193TSRAR_033125

Institutional Class: PXTIX

PIMCO RAE PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	1.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the Russell 1000 Value Index (the "Index").

  Selection in the heath care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	Russell 1000® Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,012,195	$1,009,593	$1,009,349
5/31/15	$1,024,390	$1,022,576	$1,021,479
6/30/15	$993,679	$1,002,781	$1,001,084
7/31/15	$996,751	$1,023,790	$1,005,473
8/31/15	$926,103	$962,021	$945,590
9/30/15	$883,045	$938,217	$917,043
10/31/15	$953,004	$1,017,360	$986,234
11/30/15	$954,559	$1,020,385	$990,011
12/31/15	$935,684	$1,004,292	$968,716
1/31/16	$884,060	$954,455	$918,662
2/29/16	$877,607	$953,167	$918,433
3/31/16	$956,657	$1,017,828	$984,597
4/30/16	$974,402	$1,021,774	$1,005,283
5/31/16	$984,082	$1,040,123	$1,020,895
6/30/16	$992,148	$1,042,818	$1,029,726
7/31/16	$1,030,866	$1,081,265	$1,059,629
8/31/16	$1,032,479	$1,082,784	$1,067,799
9/30/16	$1,040,546	$1,082,988	$1,065,578
10/31/16	$1,027,640	$1,063,233	$1,049,083
11/30/16	$1,087,330	$1,102,610	$1,108,996
12/31/16	$1,117,981	$1,124,405	$1,136,709
1/31/17	$1,134,114	$1,145,730	$1,144,803
2/28/17	$1,176,058	$1,191,223	$1,185,936
3/31/17	$1,174,445	$1,192,612	$1,173,851
4/30/17	$1,172,832	$1,204,860	$1,171,644
5/31/17	$1,166,379	$1,221,816	$1,170,496
6/30/17	$1,179,675	$1,229,442	$1,189,633
7/31/17	$1,204,286	$1,254,723	$1,205,444
8/31/17	$1,197,723	$1,258,564	$1,191,400
9/30/17	$1,239,957	$1,284,525	$1,226,690
10/31/17	$1,263,227	$1,314,500	$1,235,595
11/30/17	$1,308,104	$1,354,816	$1,273,429
12/31/17	$1,334,038	$1,369,880	$1,292,021
1/31/18	$1,401,782	$1,448,311	$1,341,971
2/28/18	$1,347,934	$1,394,930	$1,277,892
3/31/18	$1,314,116	$1,359,480	$1,255,414
4/30/18	$1,326,381	$1,364,697	$1,259,557
5/31/18	$1,345,655	$1,397,561	$1,267,038
6/30/18	$1,353,939	$1,406,163	$1,270,181
7/31/18	$1,406,759	$1,458,492	$1,320,454
8/31/18	$1,436,690	$1,506,017	$1,339,971
9/30/18	$1,445,169	$1,514,589	$1,342,624
10/31/18	$1,360,159	$1,411,067	$1,273,103
11/30/18	$1,370,785	$1,439,822	$1,311,118
12/31/18	$1,225,956	$1,309,819	$1,185,211
1/31/19	$1,332,048	$1,414,783	$1,277,456
2/28/19	$1,371,342	$1,460,209	$1,318,271
3/31/19	$1,375,271	$1,488,583	$1,326,655
4/30/19	$1,422,423	$1,548,856	$1,373,711
5/31/19	$1,306,507	$1,450,428	$1,285,382
6/30/19	$1,409,031	$1,552,649	$1,377,646
7/31/19	$1,424,797	$1,574,964	$1,389,067
8/31/19	$1,359,764	$1,550,016	$1,348,215
9/30/19	$1,415,706	$1,579,018	$1,396,319
10/31/19	$1,447,520	$1,613,219	$1,415,839
11/30/19	$1,497,229	$1,671,777	$1,459,617
12/31/19	$1,551,133	$1,722,235	$1,499,771
1/31/20	$1,516,816	$1,721,559	$1,467,511
2/29/20	$1,356,669	$1,579,842	$1,325,383
3/31/20	$1,064,994	$1,384,711	$1,098,888
4/30/20	$1,211,889	$1,562,223	$1,222,425
5/31/20	$1,262,385	$1,636,628	$1,264,317
6/30/20	$1,289,605	$1,669,176	$1,255,922
7/31/20	$1,343,731	$1,763,293	$1,305,569
8/31/20	$1,416,683	$1,890,039	$1,359,554
9/30/20	$1,377,224	$1,818,224	$1,326,164
10/31/20	$1,355,517	$1,769,870	$1,308,738
11/30/20	$1,555,709	$1,963,607	$1,484,776
12/31/20	$1,622,018	$2,039,105	$1,541,703
1/31/21	$1,701,505	$2,018,518	$1,527,581
2/28/21	$1,748,700	$2,074,179	$1,619,892
3/31/21	$1,867,070	$2,165,019	$1,715,207
4/30/21	$1,915,426	$2,280,563	$1,783,798
5/31/21	$1,974,528	$2,296,491	$1,825,432
6/30/21	$1,979,019	$2,350,103	$1,804,530
7/31/21	$1,967,854	$2,405,929	$1,818,949
8/31/21	$2,018,097	$2,479,083	$1,855,018
9/30/21	$1,922,071	$2,363,781	$1,790,445
10/31/21	$1,963,029	$2,529,392	$1,881,364
11/30/21	$1,936,699	$2,511,866	$1,815,065
12/31/21	$2,066,741	$2,624,438	$1,929,577
1/31/22	$2,040,168	$2,488,631	$1,884,637
2/28/22	$2,001,786	$2,414,118	$1,862,776
3/31/22	$2,052,483	$2,503,753	$1,915,362
4/30/22	$1,949,099	$2,285,421	$1,807,335
5/31/22	$1,991,669	$2,289,614	$1,842,470
6/30/22	$1,724,015	$2,100,621	$1,681,493
7/31/22	$1,853,085	$2,294,307	$1,792,993
8/31/22	$1,831,574	$2,200,741	$1,739,562
9/30/22	$1,653,046	$1,998,056	$1,587,020
10/31/22	$1,889,196	$2,159,821	$1,749,737
11/30/22	$2,001,056	$2,280,521	$1,859,078
12/31/22	$1,889,103	$2,149,130	$1,784,138
1/31/23	$1,997,954	$2,284,168	$1,876,593
2/28/23	$1,917,194	$2,228,437	$1,810,424
3/31/23	$1,932,216	$2,310,252	$1,802,078
4/30/23	$1,907,639	$2,346,311	$1,829,235
5/31/23	$1,852,634	$2,356,510	$1,758,682
6/30/23	$1,973,178	$2,512,217	$1,875,511
7/31/23	$2,052,760	$2,592,922	$1,941,454
8/31/23	$2,030,524	$2,551,639	$1,889,034
9/30/23	$1,983,325	$2,429,982	$1,816,137
10/31/23	$1,933,564	$2,378,888	$1,752,063
11/30/23	$2,093,510	$2,596,140	$1,884,257
12/31/23	$2,238,994	$2,714,085	$1,988,625
1/31/24	$2,259,425	$2,759,693	$1,990,694
2/29/24	$2,347,158	$2,907,048	$2,064,130
3/31/24	$2,511,188	$3,000,582	$2,167,316
4/30/24	$2,320,372	$2,878,024	$2,074,728
5/31/24	$2,441,466	$3,020,730	$2,140,497
6/30/24	$2,472,122	$3,129,120	$2,120,355
7/31/24	$2,558,228	$3,167,209	$2,228,748
8/31/24	$2,538,261	$3,244,035	$2,288,545
9/30/24	$2,583,852	$3,313,318	$2,320,310
10/31/24	$2,487,069	$3,283,271	$2,294,764
11/30/24	$2,652,619	$3,476,003	$2,441,307
12/31/24	$2,498,880	$3,393,141	$2,274,346
1/31/25	$2,621,030	$3,487,632	$2,379,603
2/28/25	$2,639,222	$3,442,124	$2,389,264
3/31/25	$2,529,138	$3,248,180	$2,322,914

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	0.71%	18.88%	9.72%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,076,701
# of Portfolio Holdings	1,462
Portfolio Turnover Rate	632%
Total Net Advisory Fees Paid During the Reporting Period	$6,083
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.4%
Asset-Backed Securities	29.3%
Non-Agency Mortgage-Backed Securities	8.3%
Sovereign Issues	7.6%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.4%
Common Stocks	1.4%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	35.9%
Affiliated Investments	8.6%
Financial Derivative Instruments	(2.6%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PXTIX

PIMCO RAE PLUS Fund

Annual Shareholder Report |

March 31, 2025

PIMS1874TSRAR_033125

I-2: PIXPX

PIMCO RAE PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$113	1.13%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the Russell 1000 Value Index (the "Index").

  Selection in the heath care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index	Russell 1000® Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,012,270	$1,009,593	$1,009,349
5/31/15	$1,026,074	$1,022,576	$1,021,479
6/30/15	$993,394	$1,002,781	$1,001,084
7/31/15	$998,029	$1,023,790	$1,005,473
8/31/15	$926,962	$962,021	$945,590
9/30/15	$883,383	$938,217	$917,043
10/31/15	$953,741	$1,017,360	$986,234
11/30/15	$955,304	$1,020,385	$990,011
12/31/15	$935,991	$1,004,292	$968,716
1/31/16	$884,081	$954,455	$918,662
2/29/16	$877,593	$953,167	$918,433
3/31/16	$957,079	$1,017,828	$984,597
4/30/16	$973,301	$1,021,774	$1,005,283
5/31/16	$983,034	$1,040,123	$1,020,895
6/30/16	$992,767	$1,042,818	$1,029,726
7/31/16	$1,030,076	$1,081,265	$1,059,629
8/31/16	$1,033,321	$1,082,784	$1,067,799
9/30/16	$1,039,809	$1,082,988	$1,065,578
10/31/16	$1,026,832	$1,063,233	$1,049,083
11/30/16	$1,086,852	$1,102,610	$1,108,996
12/31/16	$1,117,673	$1,124,405	$1,136,709
1/31/17	$1,133,895	$1,145,730	$1,144,803
2/28/17	$1,174,449	$1,191,223	$1,185,936
3/31/17	$1,172,827	$1,192,612	$1,173,851
4/30/17	$1,171,205	$1,204,860	$1,171,644
5/31/17	$1,166,339	$1,221,816	$1,170,496
6/30/17	$1,179,493	$1,229,442	$1,189,633
7/31/17	$1,204,237	$1,254,723	$1,205,444
8/31/17	$1,197,639	$1,258,564	$1,191,400
9/30/17	$1,239,799	$1,284,525	$1,226,690
10/31/17	$1,261,520	$1,314,500	$1,235,595
11/30/17	$1,304,963	$1,354,816	$1,273,429
12/31/17	$1,332,388	$1,369,880	$1,292,021
1/31/18	$1,398,745	$1,448,311	$1,341,971
2/28/18	$1,346,358	$1,394,930	$1,277,892
3/31/18	$1,312,105	$1,359,480	$1,255,414
4/30/18	$1,324,434	$1,364,697	$1,259,557
5/31/18	$1,343,807	$1,397,561	$1,267,038
6/30/18	$1,351,894	$1,406,163	$1,270,181
7/31/18	$1,403,210	$1,458,492	$1,320,454
8/31/18	$1,433,291	$1,506,017	$1,339,971
9/30/18	$1,441,450	$1,514,589	$1,342,624
10/31/18	$1,357,811	$1,411,067	$1,273,103
11/30/18	$1,366,709	$1,439,822	$1,311,118
12/31/18	$1,222,830	$1,309,819	$1,185,211
1/31/19	$1,327,531	$1,414,783	$1,277,456
2/28/19	$1,369,017	$1,460,209	$1,318,271
3/31/19	$1,372,968	$1,488,583	$1,326,655
4/30/19	$1,418,404	$1,548,856	$1,373,711
5/31/19	$1,303,825	$1,450,428	$1,285,382
6/30/19	$1,404,764	$1,552,649	$1,377,646
7/31/19	$1,420,615	$1,574,964	$1,389,067
8/31/19	$1,355,231	$1,550,016	$1,348,215
9/30/19	$1,411,165	$1,579,018	$1,396,319
10/31/19	$1,443,146	$1,613,219	$1,415,839
11/30/19	$1,491,118	$1,671,777	$1,459,617
12/31/19	$1,547,216	$1,722,235	$1,499,771
1/31/20	$1,512,679	$1,721,559	$1,467,511
2/29/20	$1,351,511	$1,579,842	$1,325,383
3/31/20	$1,062,243	$1,384,711	$1,098,888
4/30/20	$1,207,724	$1,562,223	$1,222,425
5/31/20	$1,258,527	$1,636,628	$1,264,317
6/30/20	$1,283,501	$1,669,176	$1,255,922
7/31/20	$1,337,967	$1,763,293	$1,305,569
8/31/20	$1,409,010	$1,890,039	$1,359,554
9/30/20	$1,371,046	$1,818,224	$1,326,164
10/31/20	$1,351,633	$1,769,870	$1,308,738
11/30/20	$1,548,190	$1,963,607	$1,484,776
12/31/20	$1,614,607	$2,039,105	$1,541,703
1/31/21	$1,694,587	$2,018,518	$1,527,581
2/28/21	$1,739,576	$2,074,179	$1,619,892
3/31/21	$1,858,129	$2,165,019	$1,715,207
4/30/21	$1,906,813	$2,280,563	$1,783,798
5/31/21	$1,966,317	$2,296,491	$1,825,432
6/30/21	$1,970,485	$2,350,103	$1,804,530
7/31/21	$1,956,430	$2,405,929	$1,818,949
8/31/21	$2,009,838	$2,479,083	$1,855,018
9/30/21	$1,912,701	$2,363,781	$1,790,445
10/31/21	$1,951,014	$2,529,392	$1,881,364
11/30/21	$1,927,437	$2,511,866	$1,815,065
12/31/21	$2,054,883	$2,624,438	$1,929,577
1/31/22	$2,028,119	$2,488,631	$1,884,637
2/28/22	$1,989,460	$2,414,118	$1,862,776
3/31/22	$2,040,762	$2,503,753	$1,915,362
4/30/22	$1,936,579	$2,285,421	$1,807,335
5/31/22	$1,979,478	$2,289,614	$1,842,470
6/30/22	$1,712,502	$2,100,621	$1,681,493
7/31/22	$1,839,469	$2,294,307	$1,792,993
8/31/22	$1,820,889	$2,200,741	$1,739,562
9/30/22	$1,640,375	$1,998,056	$1,587,020
10/31/22	$1,875,161	$2,159,821	$1,749,737
11/30/22	$1,987,859	$2,280,521	$1,859,078
12/31/22	$1,877,912	$2,149,130	$1,784,138
1/31/23	$1,984,209	$2,284,168	$1,876,593
2/28/23	$1,902,715	$2,228,437	$1,810,424
3/31/23	$1,919,058	$2,310,252	$1,802,078
4/30/23	$1,894,258	$2,346,311	$1,829,235
5/31/23	$1,838,753	$2,356,510	$1,758,682
6/30/23	$1,959,211	$2,512,217	$1,875,511
7/31/23	$2,037,154	$2,592,922	$1,941,454
8/31/23	$2,015,897	$2,551,639	$1,889,034
9/30/23	$1,968,741	$2,429,982	$1,816,137
10/31/23	$1,918,536	$2,378,888	$1,752,063
11/30/23	$2,077,518	$2,596,140	$1,884,257
12/31/23	$2,221,299	$2,714,085	$1,988,625
1/31/24	$2,241,911	$2,759,693	$1,990,694
2/29/24	$2,327,999	$2,907,048	$2,064,130
3/31/24	$2,491,850	$3,000,582	$2,167,316
4/30/24	$2,301,783	$2,878,024	$2,074,728
5/31/24	$2,422,735	$3,020,730	$2,140,497
6/30/24	$2,451,967	$3,129,120	$2,120,355
7/31/24	$2,537,603	$3,167,209	$2,228,748
8/31/24	$2,516,194	$3,244,035	$2,288,545
9/30/24	$2,562,867	$3,313,318	$2,320,310
10/31/24	$2,466,470	$3,283,271	$2,294,764
11/30/24	$2,629,702	$3,476,003	$2,441,307
12/31/24	$2,476,427	$3,393,141	$2,274,346
1/31/25	$2,598,412	$3,487,632	$2,379,603
2/28/25	$2,615,463	$3,442,124	$2,389,264
3/31/25	$2,506,432	$3,248,180	$2,322,914

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	0.59%	18.73%	9.62%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,076,701
# of Portfolio Holdings	1,462
Portfolio Turnover Rate	632%
Total Net Advisory Fees Paid During the Reporting Period	$6,083
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.4%
Asset-Backed Securities	29.3%
Non-Agency Mortgage-Backed Securities	8.3%
Sovereign Issues	7.6%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.4%
Common Stocks	1.4%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	35.9%
Affiliated Investments	8.6%
Financial Derivative Instruments	(2.6%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PIXPX

PIMCO RAE PLUS Fund

Annual Shareholder Report |

March 31, 2025

PIMS1926TSRAR_033125

Class A: PTSOX

PIMCO RAE PLUS International Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.30%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE International Model Portfolio detracted from performance relative to the MSCI EAFE Value Index (the "Index"). Highlights of the drivers include:

  Selection in the consumer staples sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection, in the financials sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the consumer discretionary sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	MSCI EAFE Index	MSCI EAFE Value Index
3/31/15	$9,624	$10,000	$10,000
4/30/15	$10,129	$10,408	$10,442
5/31/15	$10,032	$10,355	$10,341
6/30/15	$9,677	$10,062	$10,022
7/31/15	$9,785	$10,271	$10,196
8/31/15	$8,897	$9,515	$9,429
9/30/15	$8,132	$9,032	$8,842
10/31/15	$8,844	$9,738	$9,493
11/30/15	$8,669	$9,586	$9,257
12/31/15	$8,428	$9,457	$9,079
1/31/16	$7,689	$8,773	$8,340
2/29/16	$7,557	$8,613	$8,179
3/31/16	$8,241	$9,173	$8,718
4/30/16	$8,737	$9,439	$9,062
5/31/16	$8,550	$9,353	$8,918
6/30/16	$8,227	$9,039	$8,475
7/31/16	$8,647	$9,497	$8,921
8/31/16	$8,714	$9,504	$9,065
9/30/16	$8,874	$9,620	$9,153
10/31/16	$8,974	$9,424	$9,174
11/30/16	$8,918	$9,236	$9,118
12/31/16	$9,352	$9,552	$9,535
1/31/17	$9,707	$9,829	$9,770
2/28/17	$9,785	$9,969	$9,837
3/31/17	$10,055	$10,244	$10,112
4/30/17	$10,211	$10,505	$10,324
5/31/17	$10,511	$10,890	$10,563
6/30/17	$10,616	$10,871	$10,595
7/31/17	$11,057	$11,184	$10,949
8/31/17	$11,102	$11,180	$10,881
9/30/17	$11,487	$11,458	$11,216
10/31/17	$11,647	$11,632	$11,303
11/30/17	$11,750	$11,754	$11,405
12/31/17	$11,975	$11,943	$11,579
1/31/18	$12,599	$12,542	$12,205
2/28/18	$12,035	$11,976	$11,625
3/31/18	$11,708	$11,760	$11,345
4/30/18	$12,110	$12,029	$11,694
5/31/18	$11,659	$11,758	$11,187
6/30/18	$11,442	$11,615	$11,045
7/31/18	$11,825	$11,901	$11,363
8/31/18	$11,403	$11,671	$10,949
9/30/18	$11,612	$11,772	$11,176
10/31/18	$10,744	$10,835	$10,434
11/30/18	$10,663	$10,821	$10,376
12/31/18	$9,987	$10,296	$9,868
1/31/19	$10,749	$10,973	$10,529
2/28/19	$10,901	$11,252	$10,704
3/31/19	$10,852	$11,323	$10,649
4/30/19	$11,098	$11,642	$10,897
5/31/19	$10,438	$11,083	$10,267
6/30/19	$11,013	$11,740	$10,814
7/31/19	$10,828	$11,591	$10,570
8/31/19	$10,397	$11,291	$10,136
9/30/19	$10,837	$11,614	$10,625
10/31/19	$11,270	$12,032	$11,009
11/30/19	$11,347	$12,167	$11,052
12/31/19	$11,763	$12,563	$11,456
1/31/20	$11,401	$12,300	$11,042
2/29/20	$10,300	$11,188	$9,997
3/31/20	$7,989	$9,695	$8,226
4/30/20	$8,523	$10,321	$8,666
5/31/20	$8,885	$10,771	$8,929
6/30/20	$9,271	$11,138	$9,248
7/31/20	$9,352	$11,397	$9,266
8/31/20	$10,015	$11,983	$9,808
9/30/20	$9,624	$11,672	$9,358
10/31/20	$9,358	$11,206	$8,981
11/30/20	$11,103	$12,943	$10,682
12/31/20	$11,793	$13,545	$11,155
1/31/21	$11,947	$13,400	$11,068
2/28/21	$12,543	$13,701	$11,595
3/31/21	$12,906	$14,016	$11,985
4/30/21	$13,189	$14,438	$12,214
5/31/21	$13,812	$14,908	$12,637
6/30/21	$13,445	$14,741	$12,346
7/31/21	$13,347	$14,852	$12,316
8/31/21	$13,366	$15,114	$12,455
9/30/21	$13,114	$14,675	$12,227
10/31/21	$12,990	$15,036	$12,422
11/30/21	$12,148	$14,336	$11,674
12/31/21	$12,971	$15,070	$12,370
1/31/22	$12,971	$14,342	$12,499
2/28/22	$12,859	$14,088	$12,329
3/31/22	$12,767	$14,179	$12,411
4/30/22	$12,025	$13,262	$11,783
5/31/22	$12,336	$13,361	$12,073
6/30/22	$11,003	$12,121	$10,871
7/31/22	$11,340	$12,725	$11,098
8/31/22	$10,919	$12,121	$10,723
9/30/22	$9,751	$10,987	$9,762
10/31/22	$10,318	$11,578	$10,391
11/30/22	$11,382	$12,882	$11,533
12/31/22	$11,455	$12,892	$11,679
1/31/23	$12,366	$13,936	$12,581
2/28/23	$12,176	$13,645	$12,404
3/31/23	$12,207	$13,984	$12,372
4/30/23	$12,531	$14,378	$12,771
5/31/23	$11,844	$13,770	$12,083
6/30/23	$12,591	$14,397	$12,763
7/31/23	$13,244	$14,862	$13,343
8/31/23	$12,879	$14,293	$12,947
9/30/23	$12,627	$13,805	$12,837
10/31/23	$12,002	$13,245	$12,273
11/30/23	$13,057	$14,475	$13,245
12/31/23	$13,698	$15,244	$13,892
1/31/24	$13,658	$15,331	$13,883
2/29/24	$13,658	$15,612	$13,908
3/31/24	$14,147	$16,125	$14,515
4/30/24	$13,945	$15,712	$14,366
5/31/24	$14,653	$16,321	$14,933
6/30/24	$14,061	$16,058	$14,517
7/31/24	$14,788	$16,529	$15,197
8/31/24	$15,079	$17,066	$15,586
9/30/24	$15,501	$17,224	$15,808
10/31/24	$14,524	$16,287	$15,065
11/30/24	$14,503	$16,195	$14,949
12/31/24	$14,159	$15,826	$14,682
1/31/25	$14,761	$16,658	$15,431
2/28/25	$15,233	$16,981	$16,007
3/31/25	$15,373	$16,913	$16,380

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	8.66%	13.99%	4.80%
Class A (including sales charge)	4.62%	13.11%	4.39%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$131,358
# of Portfolio Holdings	984
Portfolio Turnover Rate	680%
Total Net Advisory Fees Paid During the Reporting Period	$783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	56.0%
Asset-Backed Securities	23.7%
Non-Agency Mortgage-Backed Securities	13.2%
Sovereign Issues	9.3%
Corporate Bonds & Notes	4.7%
U.S. Treasury Obligations	2.9%
Common Stocks	1.4%
Short-Term Instruments	27.7%
Affiliated Investments	9.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.0%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTSOX

PIMCO RAE PLUS International Fund

Annual Shareholder Report |

March 31, 2025

PIMS8002TSRAR_033125

Institutional Class: PTSIX

PIMCO RAE PLUS International Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.95%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE International Model Portfolio detracted from performance relative to the MSCI EAFE Value Index (the "Index"). Highlights of the drivers include:

  Selection in the consumer staples sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection, in the financials sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the consumer discretionary sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	MSCI EAFE Index	MSCI EAFE Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,052,514	$1,040,829	$1,044,218
5/31/15	$1,042,458	$1,035,501	$1,034,125
6/30/15	$1,006,091	$1,006,162	$1,002,152
7/31/15	$1,017,344	$1,027,053	$1,019,587
8/31/15	$925,063	$951,500	$942,940
9/30/15	$846,180	$903,187	$884,186
10/31/15	$921,447	$973,789	$949,262
11/30/15	$902,060	$958,639	$925,710
12/31/15	$877,756	$945,723	$907,878
1/31/16	$800,780	$877,334	$834,025
2/29/16	$788,142	$861,260	$817,901
3/31/16	$859,374	$917,300	$871,845
4/30/16	$911,074	$943,857	$906,223
5/31/16	$891,543	$935,283	$891,813
6/30/16	$858,331	$903,888	$847,543
7/31/16	$902,170	$949,698	$892,081
8/31/16	$909,092	$950,372	$906,520
9/30/16	$926,619	$962,047	$915,284
10/31/16	$937,030	$942,368	$917,420
11/30/16	$932,403	$923,600	$911,757
12/31/16	$977,440	$955,182	$953,495
1/31/17	$1,014,544	$982,889	$976,973
2/28/17	$1,022,660	$996,944	$983,653
3/31/17	$1,051,572	$1,024,389	$1,011,164
4/30/17	$1,069,020	$1,050,454	$1,032,379
5/31/17	$1,099,265	$1,089,010	$1,056,287
6/30/17	$1,110,889	$1,087,084	$1,059,478
7/31/17	$1,158,161	$1,118,442	$1,094,917
8/31/17	$1,162,888	$1,118,020	$1,088,086
9/30/17	$1,204,259	$1,145,837	$1,121,644
10/31/17	$1,221,002	$1,163,237	$1,130,331
11/30/17	$1,231,765	$1,175,438	$1,140,462
12/31/17	$1,254,868	$1,194,305	$1,157,945
1/31/18	$1,322,630	$1,254,211	$1,220,467
2/28/18	$1,262,397	$1,197,601	$1,162,471
3/31/18	$1,229,748	$1,176,016	$1,134,463
4/30/18	$1,271,888	$1,202,867	$1,169,412
5/31/18	$1,224,640	$1,175,829	$1,118,729
6/30/18	$1,202,486	$1,161,464	$1,104,543
7/31/18	$1,243,951	$1,190,054	$1,136,251
8/31/18	$1,198,474	$1,167,071	$1,094,922
9/30/18	$1,220,147	$1,177,200	$1,117,558
10/31/18	$1,130,556	$1,083,504	$1,043,356
11/30/18	$1,122,023	$1,082,138	$1,037,550
12/31/18	$1,050,951	$1,029,607	$986,822
1/31/19	$1,132,408	$1,097,273	$1,052,870
2/28/19	$1,148,380	$1,125,244	$1,070,379
3/31/19	$1,142,377	$1,132,340	$1,064,937
4/30/19	$1,169,768	$1,164,176	$1,089,749
5/31/19	$1,100,485	$1,108,265	$1,026,668
6/30/19	$1,161,812	$1,174,014	$1,081,367
7/31/19	$1,142,395	$1,159,107	$1,057,047
8/31/19	$1,097,088	$1,129,080	$1,013,624
9/30/19	$1,144,502	$1,161,435	$1,062,537
10/31/19	$1,190,022	$1,203,164	$1,100,872
11/30/19	$1,199,776	$1,216,727	$1,105,228
12/31/19	$1,243,117	$1,256,270	$1,145,588
1/31/20	$1,205,046	$1,230,030	$1,104,163
2/29/20	$1,089,176	$1,118,838	$999,670
3/31/20	$844,194	$969,509	$822,555
4/30/20	$902,129	$1,032,141	$866,581
5/31/20	$940,201	$1,077,086	$892,941
6/30/20	$981,434	$1,113,760	$924,779
7/31/20	$989,953	$1,139,721	$926,574
8/31/20	$1,059,812	$1,198,315	$980,816
9/30/20	$1,019,133	$1,167,178	$935,778
10/31/20	$992,867	$1,120,574	$898,095
11/30/20	$1,176,731	$1,294,278	$1,068,172
12/31/20	$1,250,480	$1,354,457	$1,115,488
1/31/21	$1,266,650	$1,340,027	$1,106,791
2/28/21	$1,331,330	$1,370,083	$1,159,516
3/31/21	$1,369,340	$1,401,585	$1,198,536
4/30/21	$1,401,231	$1,443,758	$1,221,420
5/31/21	$1,467,007	$1,490,841	$1,263,721
6/30/21	$1,429,099	$1,474,063	$1,234,608
7/31/21	$1,418,773	$1,485,162	$1,231,594
8/31/21	$1,420,838	$1,511,359	$1,245,543
9/30/21	$1,395,159	$1,467,498	$1,222,681
10/31/21	$1,382,140	$1,503,592	$1,242,180
11/30/21	$1,293,180	$1,433,609	$1,167,444
12/31/21	$1,378,946	$1,507,015	$1,236,980
1/31/22	$1,378,946	$1,434,190	$1,249,871
2/28/22	$1,367,260	$1,408,832	$1,232,883
3/31/22	$1,360,927	$1,417,887	$1,241,108
4/30/22	$1,281,239	$1,326,157	$1,178,318
5/31/22	$1,314,857	$1,336,099	$1,207,325
6/30/22	$1,173,251	$1,212,126	$1,087,111
7/31/22	$1,209,563	$1,272,526	$1,109,753
8/31/22	$1,165,738	$1,212,088	$1,072,307
9/30/22	$1,040,218	$1,098,700	$976,172
10/31/22	$1,101,852	$1,157,783	$1,039,134
11/30/22	$1,216,313	$1,288,191	$1,153,348
12/31/22	$1,225,244	$1,289,226	$1,167,918
1/31/23	$1,320,845	$1,393,623	$1,258,070
2/28/23	$1,301,334	$1,364,543	$1,240,441
3/31/23	$1,305,295	$1,398,362	$1,237,230
4/30/23	$1,342,589	$1,437,842	$1,277,098
5/31/23	$1,268,001	$1,376,995	$1,208,325
6/30/23	$1,347,656	$1,439,662	$1,276,258
7/31/23	$1,418,689	$1,486,244	$1,334,292
8/31/23	$1,379,226	$1,429,303	$1,294,732
9/30/23	$1,352,446	$1,380,481	$1,283,747
10/31/23	$1,286,130	$1,324,514	$1,227,284
11/30/23	$1,400,676	$1,447,452	$1,324,541
12/31/23	$1,467,916	$1,524,354	$1,389,244
1/31/24	$1,463,833	$1,533,126	$1,388,311
2/29/24	$1,465,874	$1,561,189	$1,390,834
3/31/24	$1,519,299	$1,612,536	$1,451,493
4/30/24	$1,498,486	$1,571,241	$1,436,649
5/31/24	$1,573,411	$1,632,103	$1,493,255
6/30/24	$1,509,284	$1,605,755	$1,451,684
7/31/24	$1,590,406	$1,652,862	$1,519,736
8/31/24	$1,622,427	$1,706,607	$1,558,640
9/30/24	$1,667,222	$1,722,366	$1,580,760
10/31/24	$1,562,475	$1,628,702	$1,506,514
11/30/24	$1,560,293	$1,619,462	$1,494,909
12/31/24	$1,523,689	$1,582,632	$1,468,206
1/31/25	$1,589,937	$1,665,802	$1,543,108
2/28/25	$1,640,726	$1,698,108	$1,600,652
3/31/25	$1,656,210	$1,691,257	$1,637,972

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.01%	14.43%	5.17%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$131,358
# of Portfolio Holdings	984
Portfolio Turnover Rate	680%
Total Net Advisory Fees Paid During the Reporting Period	$783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	56.0%
Asset-Backed Securities	23.7%
Non-Agency Mortgage-Backed Securities	13.2%
Sovereign Issues	9.3%
Corporate Bonds & Notes	4.7%
U.S. Treasury Obligations	2.9%
Common Stocks	1.4%
Short-Term Instruments	27.7%
Affiliated Investments	9.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.0%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTSIX

PIMCO RAE PLUS International Fund

Annual Shareholder Report |

March 31, 2025

PIMS2013TSRAR_033125

I-2: PTIPX

PIMCO RAE PLUS International Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$110	1.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE International Model Portfolio detracted from performance relative to the MSCI EAFE Value Index (the "Index"). Highlights of the drivers include:

  Selection in the consumer staples sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection, in the financials sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the consumer discretionary sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	MSCI EAFE Index	MSCI EAFE Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,052,632	$1,040,829	$1,044,218
5/31/15	$1,043,673	$1,035,501	$1,034,125
6/30/15	$1,007,052	$1,006,162	$1,002,152
7/31/15	$1,017,202	$1,027,053	$1,019,587
8/31/15	$925,857	$951,500	$942,940
9/30/15	$846,854	$903,187	$884,186
10/31/15	$921,040	$973,789	$949,262
11/30/15	$902,779	$958,639	$925,710
12/31/15	$878,091	$945,723	$907,878
1/31/16	$799,936	$877,334	$834,025
2/29/16	$787,293	$861,260	$817,901
3/31/16	$858,552	$917,300	$871,845
4/30/16	$911,421	$943,857	$906,223
5/31/16	$891,883	$935,283	$891,813
6/30/16	$857,510	$903,888	$847,543
7/31/16	$901,366	$949,698	$892,081
8/31/16	$908,291	$950,372	$906,520
9/30/16	$925,535	$962,047	$915,284
10/31/16	$935,947	$942,368	$917,420
11/30/16	$931,320	$923,600	$911,757
12/31/16	$976,103	$955,182	$953,495
1/31/17	$1,013,200	$982,889	$976,973
2/28/17	$1,021,315	$996,944	$983,653
3/31/17	$1,050,035	$1,024,389	$1,011,164
4/30/17	$1,067,478	$1,050,454	$1,032,379
5/31/17	$1,097,711	$1,089,010	$1,056,287
6/30/17	$1,109,096	$1,087,084	$1,059,478
7/31/17	$1,156,342	$1,118,442	$1,094,917
8/31/17	$1,161,067	$1,118,020	$1,088,086
9/30/17	$1,202,134	$1,145,837	$1,121,644
10/31/17	$1,218,863	$1,163,237	$1,130,331
11/30/17	$1,228,423	$1,175,438	$1,140,462
12/31/17	$1,252,448	$1,194,305	$1,157,945
1/31/18	$1,318,894	$1,254,211	$1,220,467
2/28/18	$1,259,970	$1,197,601	$1,162,471
3/31/18	$1,227,279	$1,176,016	$1,134,463
4/30/18	$1,268,103	$1,202,867	$1,169,412
5/31/18	$1,222,176	$1,175,829	$1,118,729
6/30/18	$1,200,093	$1,161,464	$1,104,543
7/31/18	$1,240,185	$1,190,054	$1,136,251
8/31/18	$1,196,083	$1,167,071	$1,094,922
9/30/18	$1,217,732	$1,177,200	$1,117,558
10/31/18	$1,126,793	$1,083,504	$1,043,356
11/30/18	$1,118,267	$1,082,138	$1,037,550
12/31/18	$1,047,997	$1,029,607	$986,822
1/31/19	$1,127,754	$1,097,273	$1,052,870
2/28/19	$1,145,300	$1,125,244	$1,070,379
3/31/19	$1,139,121	$1,132,340	$1,064,937
4/30/19	$1,166,472	$1,164,176	$1,089,749
5/31/19	$1,095,680	$1,108,265	$1,026,668
6/30/19	$1,158,243	$1,174,014	$1,081,367
7/31/19	$1,137,243	$1,159,107	$1,057,047
8/31/19	$1,092,012	$1,129,080	$1,013,624
9/30/19	$1,140,495	$1,161,435	$1,062,537
10/31/19	$1,185,920	$1,203,164	$1,100,872
11/30/19	$1,194,031	$1,216,727	$1,105,228
12/31/19	$1,238,649	$1,256,270	$1,145,588
1/31/20	$1,199,012	$1,230,030	$1,104,163
2/29/20	$1,083,405	$1,118,838	$999,670
3/31/20	$838,978	$969,509	$822,555
4/30/20	$896,782	$1,032,141	$866,581
5/31/20	$934,767	$1,077,086	$892,941
6/30/20	$974,017	$1,113,760	$924,779
7/31/20	$984,216	$1,139,721	$926,574
8/31/20	$1,052,210	$1,198,315	$980,816
9/30/20	$1,011,497	$1,167,178	$935,778
10/31/20	$983,545	$1,120,574	$898,095
11/30/20	$1,168,725	$1,294,278	$1,068,172
12/31/20	$1,240,389	$1,354,457	$1,115,488
1/31/21	$1,256,521	$1,340,027	$1,106,791
2/28/21	$1,321,050	$1,370,083	$1,159,516
3/31/21	$1,356,816	$1,401,585	$1,198,536
4/30/21	$1,388,648	$1,443,758	$1,221,420
5/31/21	$1,454,300	$1,490,841	$1,263,721
6/30/21	$1,416,292	$1,474,063	$1,234,608
7/31/21	$1,405,984	$1,485,162	$1,231,594
8/31/21	$1,408,046	$1,511,359	$1,245,543
9/30/21	$1,382,675	$1,467,498	$1,222,681
10/31/21	$1,369,671	$1,503,592	$1,242,180
11/30/21	$1,280,816	$1,433,609	$1,167,444
12/31/21	$1,368,234	$1,507,015	$1,236,980
1/31/22	$1,368,234	$1,434,190	$1,249,871
2/28/22	$1,356,388	$1,408,832	$1,232,883
3/31/22	$1,348,423	$1,417,887	$1,241,108
4/30/22	$1,270,070	$1,326,157	$1,178,318
5/31/22	$1,302,928	$1,336,099	$1,207,325
6/30/22	$1,162,783	$1,212,126	$1,087,111
7/31/22	$1,198,366	$1,272,526	$1,109,753
8/31/22	$1,155,159	$1,212,088	$1,072,307
9/30/22	$1,031,400	$1,098,700	$976,172
10/31/22	$1,091,395	$1,157,783	$1,039,134
11/30/22	$1,203,726	$1,288,191	$1,153,348
12/31/22	$1,211,980	$1,289,226	$1,167,918
1/31/23	$1,308,297	$1,393,623	$1,258,070
2/28/23	$1,288,231	$1,364,543	$1,240,441
3/31/23	$1,293,912	$1,398,362	$1,237,230
4/30/23	$1,328,227	$1,437,842	$1,277,098
5/31/23	$1,255,558	$1,376,995	$1,208,325
6/30/23	$1,335,225	$1,439,662	$1,276,258
7/31/23	$1,404,219	$1,486,244	$1,334,292
8/31/23	$1,365,664	$1,429,303	$1,294,732
9/30/23	$1,337,853	$1,380,481	$1,283,747
10/31/23	$1,273,752	$1,324,514	$1,227,284
11/30/23	$1,385,412	$1,447,452	$1,324,541
12/31/23	$1,452,211	$1,524,354	$1,389,244
1/31/24	$1,448,007	$1,533,126	$1,388,311
2/29/24	$1,450,109	$1,561,189	$1,390,834
3/31/24	$1,502,695	$1,612,536	$1,451,493
4/30/24	$1,481,259	$1,571,241	$1,436,649
5/31/24	$1,556,287	$1,632,103	$1,493,255
6/30/24	$1,494,242	$1,605,755	$1,451,684
7/31/24	$1,571,265	$1,652,862	$1,519,736
8/31/24	$1,604,275	$1,706,607	$1,558,640
9/30/24	$1,647,892	$1,722,366	$1,580,760
10/31/24	$1,544,336	$1,628,702	$1,506,514
11/30/24	$1,542,085	$1,619,462	$1,494,909
12/31/24	$1,506,237	$1,582,632	$1,468,206
1/31/25	$1,570,042	$1,665,802	$1,543,108
2/28/25	$1,620,174	$1,698,108	$1,600,652
3/31/25	$1,638,081	$1,691,257	$1,637,972

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	9.01%	14.32%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$131,358
# of Portfolio Holdings	984
Portfolio Turnover Rate	680%
Total Net Advisory Fees Paid During the Reporting Period	$783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	56.0%
Asset-Backed Securities	23.7%
Non-Agency Mortgage-Backed Securities	13.2%
Sovereign Issues	9.3%
Corporate Bonds & Notes	4.7%
U.S. Treasury Obligations	2.9%
Common Stocks	1.4%
Short-Term Instruments	27.7%
Affiliated Investments	9.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.0%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTIPX

PIMCO RAE PLUS International Fund

Annual Shareholder Report |

March 31, 2025

PIMS2015TSRAR_033125

Class A: PCFAX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.42%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio contributed to performance relative to the Russell 2000 Value Index (the "Index"). Highlights of the drivers include:

  Overweight exposure to, and selection in, the consumer staples sector contributed to relative performance, as the sector and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector and Fund’s holdings underperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance, as the sector outperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/15	$9,626	$10,000	$10,000	$10,000
4/30/15	$9,477	$10,096	$9,786	$9,745
5/31/15	$9,571	$10,226	$9,868	$9,967
6/30/15	$9,607	$10,028	$9,880	$10,042
7/31/15	$9,418	$10,238	$9,608	$9,925
8/31/15	$8,812	$9,620	$9,136	$9,302
9/30/15	$8,203	$9,382	$8,820	$8,845
10/31/15	$8,762	$10,174	$9,314	$9,344
11/30/15	$8,977	$10,204	$9,578	$9,648
12/31/15	$8,515	$10,043	$9,073	$9,163
1/31/16	$7,857	$9,545	$8,464	$8,358
2/29/16	$7,877	$9,532	$8,522	$8,357
3/31/16	$8,603	$10,178	$9,228	$9,024
4/30/16	$8,828	$10,218	$9,423	$9,166
5/31/16	$8,848	$10,401	$9,596	$9,372
6/30/16	$8,995	$10,428	$9,625	$9,366
7/31/16	$9,564	$10,813	$10,145	$9,926
8/31/16	$9,711	$10,828	$10,397	$10,101
9/30/16	$9,849	$10,830	$10,479	$10,214
10/31/16	$9,584	$10,632	$10,134	$9,728
11/30/16	$10,761	$11,026	$11,479	$10,813
12/31/16	$11,232	$11,244	$11,953	$11,116
1/31/17	$11,232	$11,457	$11,868	$11,160
2/28/17	$11,340	$11,912	$12,040	$11,375
3/31/17	$11,332	$11,926	$11,938	$11,390
4/30/17	$11,500	$12,049	$11,985	$11,515
5/31/17	$11,155	$12,218	$11,611	$11,281
6/30/17	$11,455	$12,294	$12,018	$11,671
7/31/17	$11,544	$12,547	$12,094	$11,757
8/31/17	$11,306	$12,586	$11,796	$11,608
9/30/17	$12,164	$12,845	$12,632	$12,332
10/31/17	$12,274	$13,145	$12,648	$12,437
11/30/17	$12,697	$13,548	$13,014	$12,796
12/31/17	$12,637	$13,699	$12,890	$12,744
1/31/18	$12,819	$14,483	$13,049	$13,077
2/28/18	$12,198	$13,949	$12,396	$12,571
3/31/18	$12,454	$13,595	$12,550	$12,733
4/30/18	$12,627	$13,647	$12,767	$12,843
5/31/18	$13,331	$13,976	$13,510	$13,623
6/30/18	$13,559	$14,062	$13,592	$13,721
7/31/18	$13,832	$14,585	$13,832	$13,960
8/31/18	$14,170	$15,060	$14,161	$14,562
9/30/18	$13,842	$15,146	$13,810	$14,211
10/31/18	$12,566	$14,111	$12,574	$12,668
11/30/18	$12,665	$14,398	$12,776	$12,869
12/31/18	$11,056	$13,098	$11,232	$11,340
1/31/19	$12,297	$14,148	$12,460	$12,616
2/28/19	$12,762	$14,602	$12,945	$13,272
3/31/19	$12,367	$14,886	$12,572	$12,994
4/30/19	$12,811	$15,489	$13,047	$13,436
5/31/19	$11,599	$14,504	$11,981	$12,391
6/30/19	$12,455	$15,526	$12,744	$13,266
7/31/19	$12,599	$15,750	$12,765	$13,343
8/31/19	$11,816	$15,500	$12,053	$12,684
9/30/19	$12,392	$15,790	$12,671	$12,948
10/31/19	$12,682	$16,132	$12,978	$13,289
11/30/19	$12,984	$16,718	$13,282	$13,836
12/31/19	$13,397	$17,222	$13,747	$14,235
1/31/20	$12,871	$17,216	$13,006	$13,779
2/29/20	$11,455	$15,798	$11,742	$12,619
3/31/20	$7,999	$13,847	$8,845	$9,877
4/30/20	$9,244	$15,622	$9,936	$11,234
5/31/20	$9,831	$16,366	$10,221	$11,965
6/30/20	$10,242	$16,692	$10,517	$12,388
7/31/20	$10,693	$17,633	$10,734	$12,731
8/31/20	$11,363	$18,900	$11,312	$13,448
9/30/20	$10,746	$18,182	$10,786	$12,999
10/31/20	$10,977	$17,699	$11,172	$13,271
11/30/20	$13,440	$19,636	$13,329	$15,717
12/31/20	$14,711	$20,391	$14,384	$17,076
1/31/21	$16,017	$20,185	$15,141	$17,936
2/28/21	$17,665	$20,742	$16,564	$19,054
3/31/21	$18,405	$21,650	$17,429	$19,245
4/30/21	$18,712	$22,806	$17,782	$19,649
5/31/21	$20,079	$22,965	$18,335	$19,690
6/30/21	$20,897	$23,501	$18,224	$20,071
7/31/21	$19,352	$24,059	$17,572	$19,346
8/31/21	$19,756	$24,791	$18,043	$19,779
9/30/21	$19,929	$23,638	$17,681	$19,196
10/31/21	$20,653	$25,294	$18,355	$20,012
11/30/21	$19,536	$25,119	$17,728	$19,179
12/31/21	$20,200	$26,244	$18,451	$19,607
1/31/22	$19,852	$24,886	$17,376	$17,719
2/28/22	$20,449	$24,141	$17,663	$17,909
3/31/22	$20,874	$25,038	$18,009	$18,131
4/30/22	$19,585	$22,854	$16,611	$16,334
5/31/22	$19,746	$22,896	$16,930	$16,359
6/30/22	$16,878	$21,006	$15,257	$15,014
7/31/22	$18,566	$22,943	$16,735	$16,581
8/31/22	$18,144	$22,007	$16,205	$16,242
9/30/22	$15,756	$19,981	$14,554	$14,685
10/31/22	$18,372	$21,598	$16,386	$16,302
11/30/22	$19,116	$22,805	$16,887	$16,683
12/31/22	$17,619	$21,491	$15,779	$15,600
1/31/23	$19,321	$22,842	$17,285	$17,121
2/28/23	$18,330	$22,284	$16,886	$16,831
3/31/23	$17,382	$23,103	$15,675	$16,027
4/30/23	$16,796	$23,463	$15,284	$15,739
5/31/23	$16,280	$23,565	$14,984	$15,594
6/30/23	$18,065	$25,122	$16,174	$16,861
7/31/23	$19,349	$25,929	$17,395	$17,893
8/31/23	$18,805	$25,516	$16,558	$16,997
9/30/23	$18,442	$24,300	$15,696	$15,997
10/31/23	$17,451	$23,789	$14,759	$14,906
11/30/23	$18,735	$25,961	$16,088	$16,255
12/31/23	$20,724	$27,141	$18,090	$18,241
1/31/24	$20,639	$27,597	$17,268	$17,532
2/29/24	$21,834	$29,070	$17,833	$18,523
3/31/24	$23,061	$30,006	$18,615	$19,186
4/30/24	$21,760	$28,780	$17,429	$17,836
5/31/24	$22,959	$30,207	$18,244	$18,730
6/30/24	$22,526	$31,291	$17,936	$18,557
7/31/24	$24,453	$31,672	$20,122	$20,443
8/31/24	$24,139	$32,440	$19,745	$20,137
9/30/24	$24,689	$33,133	$19,757	$20,278
10/31/24	$24,385	$32,833	$19,448	$19,985
11/30/24	$27,216	$34,760	$21,324	$22,177
12/31/24	$25,397	$33,931	$19,547	$20,346
1/31/25	$26,435	$34,876	$19,949	$20,879
2/28/25	$24,700	$34,421	$19,185	$19,762
3/31/25	$23,667	$32,482	$18,034	$18,417

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	2.62%	24.23%	9.41%
Class A (including sales charge)	(1.20%)	23.27%	9.00%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Value Index	(3.12%)	15.31%	6.07%
Russell 2000® Index	(4.01%)	13.27%	6.30%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,355
# of Portfolio Holdings	1,056
Portfolio Turnover Rate	623%
Total Net Advisory Fees Paid During the Reporting Period	$1,121
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	54.0%
Asset-Backed Securities	31.1%
Non-Agency Mortgage-Backed Securities	10.4%
Sovereign Issues	8.0%
U.S. Treasury Obligations	5.9%
Corporate Bonds & Notes	4.5%
Common Stocks	1.1%
Short-Term Instruments	20.6%
Affiliated Investments	9.0%
Financial Derivative Instruments	(2.8%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCFAX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report |

March 31, 2025

PIMS8001TSRAR_033125

Class C: PCFEX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.17%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio contributed to performance relative to the Russell 2000 Value Index (the "Index"). Highlights of the drivers include:

  Overweight exposure to, and selection in, the consumer staples sector contributed to relative performance, as the sector and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector and Fund’s holdings underperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance, as the sector outperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$9,837	$10,096	$9,786	$9,745
5/31/15	$9,935	$10,226	$9,868	$9,967
6/30/15	$9,959	$10,028	$9,880	$10,042
7/31/15	$9,762	$10,238	$9,608	$9,925
8/31/15	$9,130	$9,620	$9,136	$9,302
9/30/15	$8,500	$9,382	$8,820	$8,845
10/31/15	$9,065	$10,174	$9,314	$9,344
11/30/15	$9,290	$10,204	$9,578	$9,648
12/31/15	$8,804	$10,043	$9,073	$9,163
1/31/16	$8,109	$9,545	$8,464	$8,358
2/29/16	$8,129	$9,532	$8,522	$8,357
3/31/16	$8,876	$10,178	$9,228	$9,024
4/30/16	$9,101	$10,218	$9,423	$9,166
5/31/16	$9,121	$10,401	$9,596	$9,372
6/30/16	$9,264	$10,428	$9,625	$9,366
7/31/16	$9,837	$10,813	$10,145	$9,926
8/31/16	$9,990	$10,828	$10,397	$10,101
9/30/16	$10,123	$10,830	$10,479	$10,214
10/31/16	$9,847	$10,632	$10,134	$9,728
11/30/16	$11,043	$11,026	$11,479	$10,813
12/31/16	$11,524	$11,244	$11,953	$11,116
1/31/17	$11,514	$11,457	$11,868	$11,160
2/28/17	$11,616	$11,912	$12,040	$11,375
3/31/17	$11,596	$11,926	$11,938	$11,390
4/30/17	$11,769	$12,049	$11,985	$11,515
5/31/17	$11,401	$12,218	$11,611	$11,281
6/30/17	$11,715	$12,294	$12,018	$11,671
7/31/17	$11,787	$12,547	$12,094	$11,757
8/31/17	$11,550	$12,586	$11,796	$11,608
9/30/17	$12,405	$12,845	$12,632	$12,332
10/31/17	$12,509	$13,145	$12,648	$12,437
11/30/17	$12,937	$13,548	$13,014	$12,796
12/31/17	$12,873	$13,699	$12,890	$12,744
1/31/18	$13,039	$14,483	$13,049	$13,077
2/28/18	$12,407	$13,949	$12,396	$12,571
3/31/18	$12,663	$13,595	$12,550	$12,733
4/30/18	$12,831	$13,647	$12,767	$12,843
5/31/18	$13,524	$13,976	$13,510	$13,623
6/30/18	$13,752	$14,062	$13,592	$13,721
7/31/18	$14,022	$14,585	$13,832	$13,960
8/31/18	$14,360	$15,060	$14,161	$14,562
9/30/18	$14,019	$15,146	$13,810	$14,211
10/31/18	$12,714	$14,111	$12,574	$12,668
11/30/18	$12,816	$14,398	$12,776	$12,869
12/31/18	$11,172	$13,098	$11,232	$11,340
1/31/19	$12,413	$14,148	$12,460	$12,616
2/28/19	$12,880	$14,602	$12,945	$13,272
3/31/19	$12,479	$14,886	$12,572	$12,994
4/30/19	$12,911	$15,489	$13,047	$13,436
5/31/19	$11,689	$14,504	$11,981	$12,391
6/30/19	$12,540	$15,526	$12,744	$13,266
7/31/19	$12,676	$15,750	$12,765	$13,343
8/31/19	$11,884	$15,500	$12,053	$12,684
9/30/19	$12,451	$15,790	$12,671	$12,948
10/31/19	$12,737	$16,132	$12,978	$13,289
11/30/19	$13,034	$16,718	$13,282	$13,836
12/31/19	$13,432	$17,222	$13,747	$14,235
1/31/20	$12,906	$17,216	$13,006	$13,779
2/29/20	$11,468	$15,798	$11,742	$12,619
3/31/20	$8,004	$13,847	$8,845	$9,877
4/30/20	$9,242	$15,622	$9,936	$11,234
5/31/20	$9,830	$16,366	$10,221	$11,965
6/30/20	$10,238	$16,692	$10,517	$12,388
7/31/20	$10,687	$17,633	$10,734	$12,731
8/31/20	$11,346	$18,900	$11,312	$13,448
9/30/20	$10,721	$18,182	$10,786	$12,999
10/31/20	$10,943	$17,699	$11,172	$13,271
11/30/20	$13,394	$19,636	$13,329	$15,717
12/31/20	$14,649	$20,391	$14,384	$17,076
1/31/21	$15,942	$20,185	$15,141	$17,936
2/28/21	$17,570	$20,742	$16,564	$19,054
3/31/21	$18,300	$21,650	$17,429	$19,245
4/30/21	$18,581	$22,806	$17,782	$19,649
5/31/21	$19,934	$22,965	$18,335	$19,690
6/30/21	$20,731	$23,501	$18,224	$20,071
7/31/21	$19,179	$24,059	$17,572	$19,346
8/31/21	$19,577	$24,791	$18,043	$19,779
9/30/21	$19,733	$23,638	$17,681	$19,196
10/31/21	$20,437	$25,294	$18,355	$20,012
11/30/21	$19,327	$25,119	$17,728	$19,179
12/31/21	$19,990	$26,244	$18,451	$19,607
1/31/22	$19,608	$24,886	$17,376	$17,719
2/28/22	$20,154	$24,141	$17,663	$17,909
3/31/22	$20,603	$25,038	$18,009	$18,131
4/30/22	$19,327	$22,854	$16,611	$16,334
5/31/22	$19,460	$22,896	$16,930	$16,359
6/30/22	$16,613	$21,006	$15,257	$15,014
7/31/22	$18,270	$22,943	$16,735	$16,581
8/31/22	$17,849	$22,007	$16,205	$16,242
9/30/22	$15,486	$19,981	$14,554	$14,685
10/31/22	$18,047	$21,598	$16,386	$16,302
11/30/22	$18,779	$22,805	$16,887	$16,683
12/31/22	$17,294	$21,491	$15,779	$15,600
1/31/23	$18,946	$22,842	$17,285	$17,121
2/28/23	$17,958	$22,284	$16,886	$16,831
3/31/23	$17,032	$23,103	$15,675	$16,027
4/30/23	$16,445	$23,463	$15,284	$15,739
5/31/23	$15,935	$23,565	$14,984	$15,594
6/30/23	$17,665	$25,122	$16,174	$16,861
7/31/23	$18,915	$25,929	$17,395	$17,893
8/31/23	$18,359	$25,516	$16,558	$16,997
9/30/23	$18,004	$24,300	$15,696	$15,997
10/31/23	$17,016	$23,789	$14,759	$14,906
11/30/23	$18,267	$25,961	$16,088	$16,255
12/31/23	$20,178	$27,141	$18,090	$18,241
1/31/24	$20,084	$27,597	$17,268	$17,532
2/29/24	$21,247	$29,070	$17,833	$18,523
3/31/24	$22,414	$30,006	$18,615	$19,186
4/30/24	$21,151	$28,780	$17,429	$17,836
5/31/24	$22,284	$30,207	$18,244	$18,730
6/30/24	$21,852	$31,291	$17,936	$18,557
7/31/24	$23,724	$31,672	$20,122	$20,443
8/31/24	$23,393	$32,440	$19,745	$20,137
9/30/24	$23,914	$33,133	$19,757	$20,278
10/31/24	$23,610	$32,833	$19,448	$19,985
11/30/24	$26,331	$34,760	$21,324	$22,177
12/31/24	$24,554	$33,931	$19,547	$20,346
1/31/25	$25,535	$34,876	$19,949	$20,879
2/28/25	$23,866	$34,421	$19,185	$19,762
3/31/25	$22,835	$32,482	$18,034	$18,417

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	1.88%	23.33%	8.61%
Class C (including sales charge)	0.94%	23.33%	8.61%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Value Index	(3.12%)	15.31%	6.07%
Russell 2000® Index	(4.01%)	13.27%	6.30%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,355
# of Portfolio Holdings	1,056
Portfolio Turnover Rate	623%
Total Net Advisory Fees Paid During the Reporting Period	$1,121
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	54.0%
Asset-Backed Securities	31.1%
Non-Agency Mortgage-Backed Securities	10.4%
Sovereign Issues	8.0%
U.S. Treasury Obligations	5.9%
Corporate Bonds & Notes	4.5%
Common Stocks	1.1%
Short-Term Instruments	20.6%
Affiliated Investments	9.0%
Financial Derivative Instruments	(2.8%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCFEX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report |

March 31, 2025

PIMS8201TSRAR_033125

Institutional Class: PCFIX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$109	1.07%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio contributed to performance relative to the Russell 2000 Value Index (the "Index"). Highlights of the drivers include:

  Overweight exposure to, and selection in, the consumer staples sector contributed to relative performance, as the sector and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector and Fund’s holdings underperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance, as the sector outperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$984,665	$1,009,593	$978,641	$974,500
5/31/15	$995,157	$1,022,576	$986,753	$996,748
6/30/15	$998,643	$1,002,781	$988,042	$1,004,213
7/31/15	$979,909	$1,023,790	$960,788	$992,545
8/31/15	$917,188	$962,021	$913,604	$930,173
9/30/15	$854,726	$938,217	$881,978	$884,539
10/31/15	$912,645	$1,017,360	$931,359	$934,374
11/30/15	$934,985	$1,020,385	$957,835	$964,769
12/31/15	$887,142	$1,004,292	$907,344	$916,328
1/31/16	$818,979	$954,455	$846,389	$835,755
2/29/16	$821,014	$953,167	$852,162	$835,722
3/31/16	$897,316	$1,017,828	$922,794	$902,421
4/30/16	$920,716	$1,021,774	$942,338	$916,580
5/31/16	$923,768	$1,040,123	$959,612	$937,221
6/30/16	$939,028	$1,042,818	$962,529	$936,630
7/31/16	$998,035	$1,081,265	$1,014,457	$992,557
8/31/16	$1,014,313	$1,082,784	$1,039,666	$1,010,105
9/30/16	$1,028,556	$1,082,988	$1,047,859	$1,021,358
10/31/16	$1,001,087	$1,063,233	$1,013,416	$972,802
11/30/16	$1,124,189	$1,102,610	$1,147,927	$1,081,279
12/31/16	$1,175,057	$1,124,405	$1,195,325	$1,111,577
1/31/17	$1,174,039	$1,145,730	$1,186,790	$1,115,957
2/28/17	$1,186,248	$1,191,223	$1,203,963	$1,137,495
3/31/17	$1,185,774	$1,192,612	$1,193,765	$1,138,985
4/30/17	$1,203,152	$1,204,860	$1,198,469	$1,151,479
5/31/17	$1,167,374	$1,221,816	$1,161,148	$1,128,058
6/30/17	$1,200,216	$1,229,442	$1,201,765	$1,167,055
7/31/17	$1,209,528	$1,254,723	$1,209,372	$1,175,726
8/31/17	$1,185,731	$1,258,564	$1,179,646	$1,160,771
9/30/17	$1,275,004	$1,284,525	$1,263,165	$1,233,215
10/31/17	$1,286,518	$1,314,500	$1,264,820	$1,243,722
11/30/17	$1,332,578	$1,354,816	$1,301,424	$1,279,566
12/31/17	$1,326,513	$1,369,880	$1,289,008	$1,274,397
1/31/18	$1,345,479	$1,448,311	$1,304,889	$1,307,696
2/28/18	$1,280,771	$1,394,930	$1,239,644	$1,257,062
3/31/18	$1,308,554	$1,359,480	$1,254,979	$1,273,316
4/30/18	$1,326,587	$1,364,697	$1,276,727	$1,284,330
5/31/18	$1,399,848	$1,397,561	$1,350,995	$1,362,289
6/30/18	$1,425,320	$1,406,163	$1,359,182	$1,372,057
7/31/18	$1,453,758	$1,458,492	$1,383,185	$1,395,972
8/31/18	$1,491,297	$1,506,017	$1,416,132	$1,456,152
9/30/18	$1,457,088	$1,514,589	$1,380,998	$1,421,132
10/31/18	$1,322,852	$1,411,067	$1,257,357	$1,266,768
11/30/18	$1,333,178	$1,439,822	$1,277,626	$1,286,897
12/31/18	$1,163,538	$1,309,819	$1,123,186	$1,134,027
1/31/19	$1,294,203	$1,414,783	$1,246,041	$1,261,605
2/28/19	$1,343,980	$1,460,209	$1,294,474	$1,327,196
3/31/19	$1,303,703	$1,488,583	$1,257,154	$1,299,418
4/30/19	$1,350,040	$1,548,856	$1,304,700	$1,343,559
5/31/19	$1,223,552	$1,450,428	$1,198,132	$1,239,070
6/30/19	$1,313,741	$1,552,649	$1,274,441	$1,326,648
7/31/19	$1,330,100	$1,574,964	$1,276,493	$1,334,289
8/31/19	$1,247,047	$1,550,016	$1,205,252	$1,268,415
9/30/19	$1,308,326	$1,579,018	$1,267,142	$1,294,811
10/31/19	$1,338,664	$1,613,219	$1,297,832	$1,328,916
11/30/19	$1,371,530	$1,671,777	$1,328,214	$1,383,615
12/31/19	$1,414,056	$1,722,235	$1,374,715	$1,423,504
1/31/20	$1,360,357	$1,721,559	$1,300,563	$1,377,852
2/29/20	$1,210,769	$1,579,842	$1,174,187	$1,261,865
3/31/20	$845,109	$1,384,711	$884,492	$987,712
4/30/20	$976,798	$1,562,223	$993,603	$1,123,374
5/31/20	$1,039,446	$1,636,628	$1,022,119	$1,196,472
6/30/20	$1,084,124	$1,669,176	$1,051,709	$1,238,768
7/31/20	$1,132,667	$1,763,293	$1,073,406	$1,273,057
8/31/20	$1,202,784	$1,890,039	$1,131,230	$1,344,781
9/30/20	$1,139,402	$1,818,224	$1,078,594	$1,299,865
10/31/20	$1,163,494	$1,769,870	$1,117,176	$1,327,084
11/30/20	$1,424,253	$1,963,607	$1,332,869	$1,571,692
12/31/20	$1,559,975	$2,039,105	$1,438,445	$1,707,644
1/31/21	$1,698,260	$2,018,518	$1,514,122	$1,793,572
2/28/21	$1,873,834	$2,074,179	$1,656,373	$1,905,366
3/31/21	$1,953,517	$2,165,019	$1,742,936	$1,924,495
4/30/21	$1,985,659	$2,280,563	$1,778,195	$1,964,910
5/31/21	$2,132,083	$2,296,491	$1,833,533	$1,968,958
6/30/21	$2,218,015	$2,350,103	$1,822,421	$2,007,096
7/31/21	$2,056,705	$2,405,929	$1,757,197	$1,934,620
8/31/21	$2,100,873	$2,479,083	$1,804,255	$1,977,898
9/30/21	$2,118,439	$2,363,781	$1,768,115	$1,919,589
10/31/21	$2,196,101	$2,529,392	$1,835,534	$2,001,248
11/30/21	$2,077,451	$2,511,866	$1,772,832	$1,917,856
12/31/21	$2,150,526	$2,624,438	$1,845,128	$1,960,701
1/31/22	$2,115,189	$2,488,631	$1,737,557	$1,771,945
2/28/22	$2,175,767	$2,414,118	$1,766,313	$1,790,851
3/31/22	$2,222,931	$2,503,753	$1,800,880	$1,813,147
4/30/22	$2,087,138	$2,285,421	$1,661,114	$1,633,446
5/31/22	$2,104,791	$2,289,614	$1,692,991	$1,635,913
6/30/22	$1,798,078	$2,100,621	$1,525,740	$1,501,375
7/31/22	$1,979,814	$2,294,307	$1,673,462	$1,658,119
8/31/22	$1,934,380	$2,200,741	$1,620,548	$1,624,194
9/30/22	$1,681,857	$1,998,056	$1,455,414	$1,468,531
10/31/22	$1,960,541	$2,159,821	$1,638,636	$1,630,202
11/30/22	$2,041,360	$2,280,521	$1,688,696	$1,668,283
12/31/22	$1,881,933	$2,149,130	$1,577,901	$1,560,012
1/31/23	$2,062,644	$2,284,168	$1,728,480	$1,712,066
2/28/23	$1,958,170	$2,228,437	$1,688,621	$1,683,149
3/31/23	$1,857,932	$2,310,252	$1,567,530	$1,602,728
4/30/23	$1,795,813	$2,346,311	$1,528,436	$1,573,911
5/31/23	$1,740,753	$2,356,510	$1,498,371	$1,559,368
6/30/23	$1,932,758	$2,512,217	$1,617,402	$1,686,145
7/31/23	$2,071,114	$2,592,922	$1,739,451	$1,789,253
8/31/23	$2,011,819	$2,551,639	$1,655,784	$1,699,736
9/30/23	$1,975,112	$2,429,982	$1,569,550	$1,599,673
10/31/23	$1,869,227	$2,378,888	$1,475,927	$1,490,575
11/30/23	$2,007,583	$2,596,140	$1,608,775	$1,625,487
12/31/23	$2,221,141	$2,714,085	$1,809,003	$1,824,089
1/31/24	$2,211,052	$2,759,693	$1,726,838	$1,753,150
2/29/24	$2,340,775	$2,907,048	$1,783,323	$1,852,273
3/31/24	$2,472,651	$3,000,582	$1,861,486	$1,918,585
4/30/24	$2,334,953	$2,878,024	$1,742,872	$1,783,555
5/31/24	$2,463,767	$3,020,730	$1,824,386	$1,873,036
6/30/24	$2,416,967	$3,129,120	$1,793,645	$1,855,710
7/31/24	$2,627,072	$3,167,209	$2,012,237	$2,044,250
8/31/24	$2,592,307	$3,244,035	$1,974,467	$2,013,709
9/30/24	$2,653,109	$3,313,318	$1,975,731	$2,027,785
10/31/24	$2,620,773	$3,283,271	$1,944,831	$1,998,504
11/30/24	$2,925,658	$3,476,003	$2,132,429	$2,217,720
12/31/24	$2,731,755	$3,393,141	$1,954,734	$2,034,558
1/31/25	$2,842,968	$3,487,632	$1,994,884	$2,087,904
2/28/25	$2,658,136	$3,442,124	$1,918,520	$1,976,222
3/31/25	$2,546,128	$3,248,180	$1,803,389	$1,841,701

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.97%	24.68%	9.80%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Value Index	(3.12%)	15.31%	6.07%
Russell 2000® Index	(4.01%)	13.27%	6.30%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,355
# of Portfolio Holdings	1,056
Portfolio Turnover Rate	623%
Total Net Advisory Fees Paid During the Reporting Period	$1,121
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	54.0%
Asset-Backed Securities	31.1%
Non-Agency Mortgage-Backed Securities	10.4%
Sovereign Issues	8.0%
U.S. Treasury Obligations	5.9%
Corporate Bonds & Notes	4.5%
Common Stocks	1.1%
Short-Term Instruments	20.6%
Affiliated Investments	9.0%
Financial Derivative Instruments	(2.8%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCFIX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report |

March 31, 2025

PIMS2010TSRAR_033125

I-2: PCCPX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$119	1.17%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio contributed to performance relative to the Russell 2000 Value Index (the "Index"). Highlights of the drivers include:

  Overweight exposure to, and selection in, the consumer staples sector contributed to relative performance, as the sector and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector and Fund’s holdings underperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance, as the sector outperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$984,653	$1,009,593	$978,641	$974,500
5/31/15	$994,346	$1,022,576	$986,753	$996,748
6/30/15	$997,769	$1,002,781	$988,042	$1,004,213
7/31/15	$979,020	$1,023,790	$960,788	$992,545
8/31/15	$916,252	$962,021	$913,604	$930,173
9/30/15	$853,941	$938,217	$881,978	$884,539
10/31/15	$911,036	$1,017,360	$931,359	$934,374
11/30/15	$934,205	$1,020,385	$957,835	$964,769
12/31/15	$885,843	$1,004,292	$907,344	$916,328
1/31/16	$817,701	$954,455	$846,389	$835,755
2/29/16	$819,735	$953,167	$852,162	$835,722
3/31/16	$896,013	$1,017,828	$922,794	$902,421
4/30/16	$919,405	$1,021,774	$942,338	$916,580
5/31/16	$922,456	$1,040,123	$959,612	$937,221
6/30/16	$937,712	$1,042,818	$962,529	$936,630
7/31/16	$996,700	$1,081,265	$1,014,457	$992,557
8/31/16	$1,012,973	$1,082,784	$1,039,666	$1,010,105
9/30/16	$1,027,211	$1,082,988	$1,047,859	$1,021,358
10/31/16	$999,751	$1,063,233	$1,013,416	$972,802
11/30/16	$1,122,813	$1,102,610	$1,147,927	$1,081,279
12/31/16	$1,171,631	$1,124,405	$1,195,325	$1,111,577
1/31/17	$1,171,631	$1,145,730	$1,186,790	$1,115,957
2/28/17	$1,183,836	$1,191,223	$1,203,963	$1,137,495
3/31/17	$1,182,769	$1,192,612	$1,193,765	$1,138,985
4/30/17	$1,200,147	$1,204,860	$1,198,469	$1,151,479
5/31/17	$1,164,368	$1,221,816	$1,161,148	$1,128,058
6/30/17	$1,196,891	$1,229,442	$1,201,765	$1,167,055
7/31/17	$1,206,202	$1,254,723	$1,209,372	$1,175,726
8/31/17	$1,182,409	$1,258,564	$1,179,646	$1,160,771
9/30/17	$1,271,109	$1,284,525	$1,263,165	$1,233,215
10/31/17	$1,282,617	$1,314,500	$1,264,820	$1,243,722
11/30/17	$1,328,649	$1,354,816	$1,301,424	$1,279,566
12/31/17	$1,322,269	$1,369,880	$1,289,008	$1,274,397
1/31/18	$1,341,223	$1,448,311	$1,304,889	$1,307,696
2/28/18	$1,276,558	$1,394,930	$1,239,644	$1,257,062
3/31/18	$1,304,121	$1,359,480	$1,254,979	$1,273,316
4/30/18	$1,322,140	$1,364,697	$1,276,727	$1,284,330
5/31/18	$1,395,342	$1,397,561	$1,350,995	$1,362,289
6/30/18	$1,419,635	$1,406,163	$1,359,182	$1,372,057
7/31/18	$1,449,187	$1,458,492	$1,383,185	$1,395,972
8/31/18	$1,485,558	$1,506,017	$1,416,132	$1,456,152
9/30/18	$1,451,099	$1,514,589	$1,380,998	$1,421,132
10/31/18	$1,316,992	$1,411,067	$1,257,357	$1,266,768
11/30/18	$1,328,454	$1,439,822	$1,277,626	$1,286,897
12/31/18	$1,159,741	$1,309,819	$1,123,186	$1,134,027
1/31/19	$1,289,016	$1,414,783	$1,246,041	$1,261,605
2/28/19	$1,338,737	$1,460,209	$1,294,474	$1,327,196
3/31/19	$1,298,134	$1,488,583	$1,257,154	$1,299,418
4/30/19	$1,344,406	$1,548,856	$1,304,700	$1,343,559
5/31/19	$1,218,095	$1,450,428	$1,198,132	$1,239,070
6/30/19	$1,307,860	$1,552,649	$1,274,441	$1,326,648
7/31/19	$1,324,193	$1,574,964	$1,276,493	$1,334,289
8/31/19	$1,241,274	$1,550,016	$1,205,252	$1,268,415
9/30/19	$1,302,118	$1,579,018	$1,267,142	$1,294,811
10/31/19	$1,332,400	$1,613,219	$1,297,832	$1,328,916
11/30/19	$1,365,205	$1,671,777	$1,328,214	$1,383,615
12/31/19	$1,407,352	$1,722,235	$1,374,715	$1,423,504
1/31/20	$1,353,763	$1,721,559	$1,300,563	$1,377,852
2/29/20	$1,204,479	$1,579,842	$1,174,187	$1,261,865
3/31/20	$840,839	$1,384,711	$884,492	$987,712
4/30/20	$972,260	$1,562,223	$993,603	$1,123,374
5/31/20	$1,034,780	$1,636,628	$1,022,119	$1,196,472
6/30/20	$1,078,224	$1,669,176	$1,051,709	$1,238,768
7/31/20	$1,126,684	$1,763,293	$1,073,406	$1,273,057
8/31/20	$1,196,681	$1,890,039	$1,131,230	$1,344,781
9/30/20	$1,132,960	$1,818,224	$1,078,594	$1,299,865
10/31/20	$1,157,005	$1,769,870	$1,117,176	$1,327,084
11/30/20	$1,415,846	$1,963,607	$1,332,869	$1,571,692
12/31/20	$1,549,535	$2,039,105	$1,438,445	$1,707,644
1/31/21	$1,689,133	$2,018,518	$1,514,122	$1,793,572
2/28/21	$1,862,855	$2,074,179	$1,656,373	$1,905,366
3/31/21	$1,941,041	$2,165,019	$1,742,936	$1,924,495
4/30/21	$1,973,154	$2,280,563	$1,778,195	$1,964,910
5/31/21	$2,119,446	$2,296,491	$1,833,533	$1,968,958
6/30/21	$2,205,214	$2,350,103	$1,822,421	$2,007,096
7/31/21	$2,042,078	$2,405,929	$1,757,197	$1,934,620
8/31/21	$2,086,221	$2,479,083	$1,804,255	$1,977,898
9/30/21	$2,103,986	$2,363,781	$1,768,115	$1,919,589
10/31/21	$2,181,672	$2,529,392	$1,835,534	$2,001,248
11/30/21	$2,062,985	$2,511,866	$1,772,832	$1,917,856
12/31/21	$2,135,926	$2,624,438	$1,845,128	$1,960,701
1/31/22	$2,100,243	$2,488,631	$1,737,557	$1,771,945
2/28/22	$2,161,415	$2,414,118	$1,766,313	$1,790,851
3/31/22	$2,207,315	$2,503,753	$1,800,880	$1,813,147
4/30/22	$2,072,790	$2,285,421	$1,661,114	$1,633,446
5/31/22	$2,089,262	$2,289,614	$1,692,991	$1,635,913
6/30/22	$1,785,596	$2,100,621	$1,525,740	$1,501,375
7/31/22	$1,965,129	$2,294,307	$1,673,462	$1,658,119
8/31/22	$1,920,594	$2,200,741	$1,620,548	$1,624,194
9/30/22	$1,669,032	$1,998,056	$1,455,414	$1,468,531
10/31/22	$1,945,091	$2,159,821	$1,638,636	$1,630,202
11/30/22	$2,025,373	$2,280,521	$1,688,696	$1,668,283
12/31/22	$1,867,033	$2,149,130	$1,577,901	$1,560,012
1/31/23	$2,046,885	$2,284,168	$1,728,480	$1,712,066
2/28/23	$1,942,685	$2,228,437	$1,688,621	$1,683,149
3/31/23	$1,842,768	$2,310,252	$1,567,530	$1,602,728
4/30/23	$1,781,390	$2,346,311	$1,528,436	$1,573,911
5/31/23	$1,727,149	$2,356,510	$1,498,371	$1,559,368
6/30/23	$1,916,992	$2,512,217	$1,617,402	$1,686,145
7/31/23	$2,054,022	$2,592,922	$1,739,451	$1,789,253
8/31/23	$1,995,499	$2,551,639	$1,655,784	$1,699,736
9/30/23	$1,958,387	$2,429,982	$1,569,550	$1,599,673
10/31/23	$1,852,760	$2,378,888	$1,475,927	$1,490,575
11/30/23	$1,991,217	$2,596,140	$1,608,775	$1,625,487
12/31/23	$2,201,854	$2,714,085	$1,809,003	$1,824,089
1/31/24	$2,193,116	$2,759,693	$1,726,838	$1,753,150
2/29/24	$2,319,810	$2,907,048	$1,783,323	$1,852,273
3/31/24	$2,451,040	$3,000,582	$1,861,486	$1,918,585
4/30/24	$2,313,374	$2,878,024	$1,742,872	$1,783,555
5/31/24	$2,440,565	$3,020,730	$1,824,386	$1,873,036
6/30/24	$2,395,802	$3,129,120	$1,793,645	$1,855,710
7/31/24	$2,602,073	$3,167,209	$2,012,237	$2,044,250
8/31/24	$2,568,459	$3,244,035	$1,974,467	$2,013,709
9/30/24	$2,628,363	$3,313,318	$1,975,731	$2,027,785
10/31/24	$2,597,221	$3,283,271	$1,944,831	$1,998,504
11/30/24	$2,897,739	$3,476,003	$2,132,429	$2,217,720
12/31/24	$2,705,753	$3,393,141	$1,954,734	$2,034,558
1/31/25	$2,815,060	$3,487,632	$1,994,884	$2,087,904
2/28/25	$2,632,881	$3,442,124	$1,918,520	$1,976,222
3/31/25	$2,521,916	$3,248,180	$1,803,389	$1,841,701

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	2.89%	24.57%	9.69%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Value Index	(3.12%)	15.31%	6.07%
Russell 2000® Index	(4.01%)	13.27%	6.30%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,355
# of Portfolio Holdings	1,056
Portfolio Turnover Rate	623%
Total Net Advisory Fees Paid During the Reporting Period	$1,121
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	54.0%
Asset-Backed Securities	31.1%
Non-Agency Mortgage-Backed Securities	10.4%
Sovereign Issues	8.0%
U.S. Treasury Obligations	5.9%
Corporate Bonds & Notes	4.5%
Common Stocks	1.1%
Short-Term Instruments	20.6%
Affiliated Investments	9.0%
Financial Derivative Instruments	(2.8%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCCPX

PIMCO RAE PLUS Small Fund

Annual Shareholder Report |

March 31, 2025

PIMS2012TSRAR_033125

Class A: PWLBX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$185	1.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s net long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”) contributed to performance. Highlights of the drivers include:

  Net long exposure to the RAE Model Portfolios contributed to performance, as the RAE Model Portfolios all had positive returns.

  Hedging non-U.S. currency risk in the Fund’s long/short equity strategy contributed to performance, as the U.S. dollar strengthened relative to most emerging market currencies and had higher interest rate levels than most developed market currencies.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Class A shares (8/23/2019), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class A shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$9,451	$10,000	$10,000
4/30/15	$9,650	$10,290	$10,002
5/31/15	$9,599	$10,277	$10,005
6/30/15	$9,316	$10,035	$10,007
7/31/15	$9,506	$10,122	$10,009
8/31/15	$8,893	$9,428	$10,012
9/30/15	$8,601	$9,087	$10,014
10/31/15	$8,960	$9,800	$10,017
11/30/15	$8,830	$9,719	$10,019
12/31/15	$8,860	$9,543	$10,022
1/31/16	$8,917	$8,968	$10,027
2/29/16	$8,815	$8,906	$10,032
3/31/16	$9,248	$9,566	$10,037
4/30/16	$9,394	$9,707	$10,043
5/31/16	$9,371	$9,720	$10,048
6/30/16	$9,815	$9,661	$10,053
7/31/16	$9,852	$10,077	$10,058
8/31/16	$9,660	$10,111	$10,064
9/30/16	$9,708	$10,173	$10,069
10/31/16	$9,705	$10,000	$10,076
11/30/16	$9,612	$10,076	$10,083
12/31/16	$10,021	$10,294	$10,090
1/31/17	$9,986	$10,575	$10,099
2/28/17	$10,272	$10,872	$10,107
3/31/17	$10,309	$11,005	$10,115
4/30/17	$10,193	$11,177	$10,125
5/31/17	$10,498	$11,423	$10,135
6/30/17	$10,393	$11,475	$10,144
7/31/17	$10,484	$11,796	$10,155
8/31/17	$10,512	$11,841	$10,166
9/30/17	$10,636	$12,070	$10,177
10/31/17	$10,791	$12,321	$10,189
11/30/17	$10,999	$12,559	$10,200
12/31/17	$11,159	$12,762	$10,211
1/31/18	$11,292	$13,482	$10,226
2/28/18	$10,799	$12,915	$10,240
3/31/18	$10,818	$12,639	$10,255
4/30/18	$11,144	$12,760	$10,274
5/31/18	$11,061	$12,776	$10,294
6/30/18	$11,182	$12,706	$10,314
7/31/18	$11,508	$13,090	$10,334
8/31/18	$11,538	$13,192	$10,354
9/30/18	$11,807	$13,250	$10,374
10/31/18	$11,496	$12,257	$10,395
11/30/18	$11,663	$12,436	$10,415
12/31/18	$11,157	$11,560	$10,436
1/31/19	$11,472	$12,473	$10,460
2/28/19	$11,650	$12,807	$10,485
3/31/19	$11,738	$12,968	$10,509
4/30/19	$11,677	$13,406	$10,532
5/31/19	$11,512	$12,610	$10,555
6/30/19	$11,818	$13,436	$10,578
7/31/19	$11,849	$13,475	$10,598
8/31/19	$11,730	$13,156	$10,619
9/30/19	$12,035	$13,433	$10,639
10/31/19	$11,988	$13,800	$10,658
11/30/19	$12,023	$14,137	$10,677
12/31/19	$12,180	$14,635	$10,696
1/31/20	$12,083	$14,473	$10,713
2/29/20	$11,208	$13,304	$10,730
3/31/20	$9,944	$11,508	$10,748
4/30/20	$10,442	$12,741	$10,761
5/31/20	$10,478	$13,295	$10,774
6/30/20	$10,218	$13,720	$10,787
7/31/20	$10,218	$14,446	$10,789
8/31/20	$10,372	$15,330	$10,792
9/30/20	$10,260	$14,835	$10,795
10/31/20	$10,000	$14,475	$10,797
11/30/20	$10,495	$16,259	$10,799
12/31/20	$10,612	$17,014	$10,801
1/31/21	$10,534	$16,937	$10,803
2/28/21	$10,560	$17,329	$10,805
3/31/21	$11,266	$17,792	$10,808
4/30/21	$11,345	$18,570	$10,810
5/31/21	$11,597	$18,859	$10,811
6/30/21	$11,578	$19,107	$10,813
7/31/21	$11,686	$19,239	$10,815
8/31/21	$11,847	$19,720	$10,816
9/30/21	$11,799	$18,906	$10,817
10/31/21	$11,743	$19,871	$10,818
11/30/21	$11,520	$19,392	$10,820
12/31/21	$12,167	$20,168	$10,821
1/31/22	$12,386	$19,177	$10,823
2/28/22	$12,211	$18,682	$10,825
3/31/22	$12,372	$19,087	$10,827
4/30/22	$12,631	$17,559	$10,836
5/31/22	$12,706	$17,579	$10,845
6/30/22	$12,328	$16,098	$10,854
7/31/22	$12,266	$17,222	$10,869
8/31/22	$12,095	$16,588	$10,890
9/30/22	$11,655	$15,000	$10,912
10/31/22	$12,319	$15,905	$10,941
11/30/22	$12,556	$17,139	$10,975
12/31/22	$12,644	$16,464	$11,013
1/31/23	$12,527	$17,644	$11,054
2/28/23	$12,460	$17,139	$11,093
3/31/23	$12,477	$17,667	$11,137
4/30/23	$12,962	$17,921	$11,182
5/31/23	$12,410	$17,729	$11,230
6/30/23	$12,690	$18,758	$11,278
7/31/23	$12,724	$19,445	$11,327
8/31/23	$12,791	$18,902	$11,379
9/30/23	$12,886	$18,120	$11,429
10/31/23	$12,802	$17,575	$11,482
11/30/23	$12,953	$19,197	$11,533
12/31/23	$13,108	$20,120	$11,586
1/31/24	$13,655	$20,237	$11,639
2/29/24	$13,708	$21,106	$11,689
3/31/24	$14,079	$21,769	$11,742
4/30/24	$13,761	$21,050	$11,795
5/31/24	$13,920	$21,905	$11,849
6/30/24	$13,852	$22,393	$11,898
7/31/24	$14,643	$22,754	$11,956
8/31/24	$14,948	$23,332	$12,011
9/30/24	$15,009	$23,874	$12,063
10/31/24	$14,843	$23,338	$12,114
11/30/24	$15,230	$24,211	$12,161
12/31/24	$14,892	$23,638	$12,208
1/31/25	$15,252	$24,432	$12,254
2/28/25	$15,812	$24,284	$12,295
3/31/25	$16,148	$23,325	$12,341

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	14.70%	10.18%	5.50%
Class A (including sales charge)	8.45%	8.93%	4.91%
MSCI All Country World Index	7.15%	15.18%	8.84%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$483,875
# of Portfolio Holdings	1,179
Portfolio Turnover Rate	576%
Total Net Advisory Fees Paid During the Reporting Period	$4,850
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.2%
Asset-Backed Securities	26.2%
Non-Agency Mortgage-Backed Securities	12.4%
Corporate Bonds & Notes	9.4%
U.S. Treasury Obligations	7.8%
Sovereign Issues	7.7%
Common Stocks	1.3%
Short-Term Instruments	26.2%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(47.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PWLBX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report |

March 31, 2025

PIMS8085TSRAR_033125

Class C: PWLEX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$264	2.47%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s net long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”) contributed to performance. Highlights of the drivers include:

  Net long exposure to the RAE Model Portfolios contributed to performance, as the RAE Model Portfolios all had positive returns.

  Hedging non-U.S. currency risk in the Fund’s long/short equity strategy contributed to performance, as the U.S. dollar strengthened relative to most emerging market currencies and had higher interest rate levels than most developed market currencies.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Class C shares (8/23/2019), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,204	$10,290	$10,002
5/31/15	$10,143	$10,277	$10,005
6/30/15	$9,838	$10,035	$10,007
7/31/15	$10,033	$10,122	$10,009
8/31/15	$9,380	$9,428	$10,012
9/30/15	$9,066	$9,087	$10,014
10/31/15	$9,439	$9,800	$10,017
11/30/15	$9,296	$9,719	$10,019
12/31/15	$9,321	$9,543	$10,022
1/31/16	$9,375	$8,968	$10,027
2/29/16	$9,262	$8,906	$10,032
3/31/16	$9,712	$9,566	$10,037
4/30/16	$9,859	$9,707	$10,043
5/31/16	$9,828	$9,720	$10,048
6/30/16	$10,288	$9,661	$10,053
7/31/16	$10,320	$10,077	$10,058
8/31/16	$10,112	$10,111	$10,064
9/30/16	$10,157	$10,173	$10,069
10/31/16	$10,147	$10,000	$10,076
11/30/16	$10,044	$10,076	$10,083
12/31/16	$10,464	$10,294	$10,090
1/31/17	$10,422	$10,575	$10,099
2/28/17	$10,713	$10,872	$10,107
3/31/17	$10,745	$11,005	$10,115
4/30/17	$10,617	$11,177	$10,125
5/31/17	$10,928	$11,423	$10,135
6/30/17	$10,813	$11,475	$10,144
7/31/17	$10,900	$11,796	$10,155
8/31/17	$10,922	$11,841	$10,166
9/30/17	$11,044	$12,070	$10,177
10/31/17	$11,198	$12,321	$10,189
11/30/17	$11,407	$12,559	$10,200
12/31/17	$11,566	$12,762	$10,211
1/31/18	$11,696	$13,482	$10,226
2/28/18	$11,179	$12,915	$10,240
3/31/18	$11,192	$12,639	$10,255
4/30/18	$11,522	$12,760	$10,274
5/31/18	$11,429	$12,776	$10,294
6/30/18	$11,547	$12,706	$10,314
7/31/18	$11,876	$13,090	$10,334
8/31/18	$11,899	$13,192	$10,354
9/30/18	$12,169	$13,250	$10,374
10/31/18	$11,841	$12,257	$10,395
11/30/18	$12,006	$12,436	$10,415
12/31/18	$11,478	$11,560	$10,436
1/31/19	$11,794	$12,473	$10,460
2/28/19	$11,971	$12,807	$10,485
3/31/19	$12,053	$12,968	$10,509
4/30/19	$11,983	$13,406	$10,532
5/31/19	$11,807	$12,610	$10,555
6/30/19	$12,113	$13,436	$10,578
7/31/19	$12,137	$13,475	$10,598
8/31/19	$11,997	$13,156	$10,619
9/30/19	$12,307	$13,433	$10,639
10/31/19	$12,259	$13,800	$10,658
11/30/19	$12,295	$14,137	$10,677
12/31/19	$12,450	$14,635	$10,696
1/31/20	$12,338	$14,473	$10,713
2/29/20	$11,433	$13,304	$10,730
3/31/20	$10,143	$11,508	$10,748
4/30/20	$10,652	$12,741	$10,761
5/31/20	$10,677	$13,295	$10,774
6/30/20	$10,409	$13,720	$10,787
7/31/20	$10,396	$14,446	$10,789
8/31/20	$10,553	$15,330	$10,792
9/30/20	$10,431	$14,835	$10,795
10/31/20	$10,153	$14,475	$10,797
11/30/20	$10,657	$16,259	$10,799
12/31/20	$10,763	$17,014	$10,801
1/31/21	$10,670	$16,937	$10,803
2/28/21	$10,710	$17,329	$10,805
3/31/21	$11,405	$17,792	$10,808
4/30/21	$11,472	$18,570	$10,810
5/31/21	$11,726	$18,859	$10,811
6/30/21	$11,705	$19,107	$10,813
7/31/21	$11,800	$19,239	$10,815
8/31/21	$11,949	$19,720	$10,816
9/30/21	$11,904	$18,906	$10,817
10/31/21	$11,848	$19,871	$10,818
11/30/21	$11,595	$19,392	$10,820
12/31/21	$12,243	$20,168	$10,821
1/31/22	$12,463	$19,177	$10,823
2/28/22	$12,272	$18,682	$10,825
3/31/22	$12,422	$19,087	$10,827
4/30/22	$12,680	$17,559	$10,836
5/31/22	$12,757	$17,579	$10,845
6/30/22	$12,374	$16,098	$10,854
7/31/22	$12,296	$17,222	$10,869
8/31/22	$12,109	$16,588	$10,890
9/30/22	$11,660	$15,000	$10,912
10/31/22	$12,323	$15,905	$10,941
11/30/22	$12,544	$17,139	$10,975
12/31/22	$12,630	$16,464	$11,013
1/31/23	$12,514	$17,644	$11,054
2/28/23	$12,430	$17,139	$11,093
3/31/23	$12,447	$17,667	$11,137
4/30/23	$12,930	$17,921	$11,182
5/31/23	$12,364	$17,729	$11,230
6/30/23	$12,630	$18,758	$11,278
7/31/23	$12,647	$19,445	$11,327
8/31/23	$12,713	$18,902	$11,379
9/30/23	$12,796	$18,120	$11,429
10/31/23	$12,713	$17,575	$11,482
11/30/23	$12,863	$19,197	$11,533
12/31/23	$13,015	$20,120	$11,586
1/31/24	$13,539	$20,237	$11,639
2/29/24	$13,574	$21,106	$11,689
3/31/24	$13,924	$21,769	$11,742
4/30/24	$13,609	$21,050	$11,795
5/31/24	$13,766	$21,905	$11,849
6/30/24	$13,692	$22,393	$11,898
7/31/24	$14,455	$22,754	$11,956
8/31/24	$14,740	$23,332	$12,011
9/30/24	$14,805	$23,874	$12,063
10/31/24	$14,623	$23,338	$12,114
11/30/24	$15,004	$24,211	$12,161
12/31/24	$14,646	$23,638	$12,208
1/31/25	$15,000	$24,432	$12,254
2/28/25	$15,531	$24,284	$12,295
3/31/25	$15,873	$23,325	$12,341

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	14.00%	9.37%	4.73%
Class C (including sales charge)	13.00%	9.37%	4.73%
MSCI All Country World Index	7.15%	15.18%	8.84%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$483,875
# of Portfolio Holdings	1,179
Portfolio Turnover Rate	576%
Total Net Advisory Fees Paid During the Reporting Period	$4,850
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.2%
Asset-Backed Securities	26.2%
Non-Agency Mortgage-Backed Securities	12.4%
Corporate Bonds & Notes	9.4%
U.S. Treasury Obligations	7.8%
Sovereign Issues	7.7%
Common Stocks	1.3%
Short-Term Instruments	26.2%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(47.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PWLEX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report |

March 31, 2025

PIMS8285TSRAR_033125

I-2: PWLMX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$153	1.42%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s net long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”) contributed to performance. Highlights of the drivers include:

  Net long exposure to the RAE Model Portfolios contributed to performance, as the RAE Model Portfolios all had positive returns.

  Hedging non-U.S. currency risk in the Fund’s long/short equity strategy contributed to performance, as the U.S. dollar strengthened relative to most emerging market currencies and had higher interest rate levels than most developed market currencies.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-2 shares (8/23/2019), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-2 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,021,301	$1,029,017	$1,000,229
5/31/15	$1,016,123	$1,027,675	$1,000,460
6/30/15	$986,386	$1,003,480	$1,000,689
7/31/15	$1,006,808	$1,012,195	$1,000,924
8/31/15	$942,133	$942,809	$1,001,159
9/30/15	$911,453	$908,652	$1,001,394
10/31/15	$949,739	$979,964	$1,001,666
11/30/15	$936,183	$971,873	$1,001,940
12/31/15	$939,596	$954,348	$1,002,212
1/31/16	$945,831	$896,791	$1,002,719
2/29/16	$935,236	$890,617	$1,003,226
3/31/16	$981,443	$956,620	$1,003,732
4/30/16	$997,140	$970,742	$1,004,260
5/31/16	$994,952	$971,968	$1,004,788
6/30/16	$1,042,406	$966,080	$1,005,317
7/31/16	$1,046,537	$1,007,715	$1,005,845
8/31/16	$1,026,405	$1,011,104	$1,006,374
9/30/16	$1,031,814	$1,017,300	$1,006,904
10/31/16	$1,031,727	$1,000,035	$1,007,607
11/30/16	$1,022,120	$1,007,633	$1,008,310
12/31/16	$1,065,811	$1,029,401	$1,009,013
1/31/17	$1,062,434	$1,057,548	$1,009,853
2/28/17	$1,093,019	$1,087,214	$1,010,693
3/31/17	$1,097,307	$1,100,514	$1,011,533
4/30/17	$1,085,171	$1,117,665	$1,012,501
5/31/17	$1,117,928	$1,142,346	$1,013,468
6/30/17	$1,107,094	$1,147,541	$1,014,436
7/31/17	$1,117,014	$1,179,610	$1,015,532
8/31/17	$1,120,256	$1,184,130	$1,016,629
9/30/17	$1,133,752	$1,207,008	$1,017,727
10/31/17	$1,150,576	$1,232,071	$1,018,858
11/30/17	$1,173,042	$1,255,922	$1,019,989
12/31/17	$1,190,418	$1,276,170	$1,021,122
1/31/18	$1,204,892	$1,348,166	$1,022,563
2/28/18	$1,152,575	$1,291,546	$1,024,006
3/31/18	$1,154,906	$1,263,898	$1,025,451
4/30/18	$1,190,028	$1,275,968	$1,027,418
5/31/18	$1,181,427	$1,277,561	$1,029,389
6/30/18	$1,194,685	$1,270,643	$1,031,364
7/31/18	$1,229,792	$1,308,960	$1,033,370
8/31/18	$1,233,329	$1,319,244	$1,035,380
9/30/18	$1,262,387	$1,324,986	$1,037,394
10/31/18	$1,229,445	$1,225,693	$1,039,457
11/30/18	$1,247,584	$1,243,620	$1,041,524
12/31/18	$1,193,793	$1,156,026	$1,043,595
1/31/19	$1,227,799	$1,247,305	$1,046,033
2/28/19	$1,247,193	$1,280,667	$1,048,476
3/31/19	$1,256,907	$1,296,772	$1,050,925
4/30/19	$1,250,662	$1,340,558	$1,053,203
5/31/19	$1,233,356	$1,261,038	$1,055,486
6/30/19	$1,266,430	$1,343,610	$1,057,774
7/31/19	$1,270,076	$1,347,548	$1,059,827
8/31/19	$1,257,483	$1,315,580	$1,061,885
9/30/19	$1,290,358	$1,343,262	$1,063,947
10/31/19	$1,285,288	$1,380,026	$1,065,813
11/30/19	$1,290,358	$1,413,715	$1,067,682
12/31/19	$1,307,780	$1,463,498	$1,069,554
1/31/20	$1,298,662	$1,447,332	$1,071,288
2/29/20	$1,203,574	$1,330,432	$1,073,023
3/31/20	$1,068,107	$1,150,819	$1,074,762
4/30/20	$1,122,815	$1,274,100	$1,076,061
5/31/20	$1,126,723	$1,329,513	$1,077,361
6/30/20	$1,099,459	$1,371,994	$1,078,663
7/31/20	$1,099,459	$1,444,554	$1,078,940
8/31/20	$1,115,910	$1,532,968	$1,079,217
9/30/20	$1,104,839	$1,483,540	$1,079,494
10/31/20	$1,076,869	$1,447,478	$1,079,692
11/30/20	$1,131,411	$1,625,898	$1,079,890
12/31/20	$1,142,600	$1,701,387	$1,080,089
1/31/21	$1,134,208	$1,693,650	$1,080,317
2/28/21	$1,138,404	$1,732,880	$1,080,546
3/31/21	$1,215,268	$1,779,165	$1,080,774
4/30/21	$1,223,796	$1,856,954	$1,080,957
5/31/21	$1,250,802	$1,885,853	$1,081,139
6/30/21	$1,249,406	$1,910,706	$1,081,321
7/31/21	$1,260,961	$1,923,871	$1,081,454
8/31/21	$1,278,294	$1,972,023	$1,081,587
9/30/21	$1,274,303	$1,890,559	$1,081,719
10/31/21	$1,268,299	$1,987,061	$1,081,838
11/30/21	$1,244,284	$1,939,212	$1,081,957
12/31/21	$1,314,825	$2,016,780	$1,082,075
1/31/22	$1,338,360	$1,917,731	$1,082,277
2/28/22	$1,319,532	$1,868,202	$1,082,479
3/31/22	$1,337,690	$1,908,665	$1,082,681
4/30/22	$1,365,456	$1,755,892	$1,083,588
5/31/22	$1,373,623	$1,757,946	$1,084,497
6/30/22	$1,333,566	$1,609,758	$1,085,406
7/31/22	$1,328,540	$1,722,172	$1,086,882
8/31/22	$1,308,436	$1,658,770	$1,089,024
9/30/22	$1,261,752	$1,499,978	$1,091,245
10/31/22	$1,334,971	$1,590,496	$1,094,093
11/30/22	$1,360,512	$1,713,861	$1,097,463
12/31/22	$1,369,477	$1,646,419	$1,101,293
1/31/23	$1,358,666	$1,764,429	$1,105,379
2/28/23	$1,349,656	$1,713,861	$1,109,281
3/31/23	$1,353,260	$1,766,703	$1,113,695
4/30/23	$1,407,318	$1,792,095	$1,118,173
5/31/23	$1,347,854	$1,772,900	$1,123,014
6/30/23	$1,376,941	$1,875,838	$1,127,753
7/31/23	$1,380,550	$1,944,507	$1,132,705
8/31/23	$1,389,573	$1,890,171	$1,137,880
9/30/23	$1,398,579	$1,812,010	$1,142,922
10/31/23	$1,391,351	$1,757,529	$1,148,156
11/30/23	$1,407,614	$1,919,742	$1,153,254
12/31/23	$1,425,258	$2,011,955	$1,158,559
1/31/24	$1,484,247	$2,023,748	$1,163,888
2/29/24	$1,491,859	$2,110,595	$1,168,881
3/31/24	$1,529,916	$2,176,861	$1,174,247
4/30/24	$1,497,567	$2,105,039	$1,179,460
5/31/24	$1,514,693	$2,190,534	$1,184,862
6/30/24	$1,508,324	$2,239,321	$1,189,779
7/31/24	$1,593,628	$2,275,436	$1,195,621
8/31/24	$1,626,586	$2,333,224	$1,201,121
9/30/24	$1,636,220	$2,387,427	$1,206,310
10/31/24	$1,616,339	$2,333,837	$1,211,352
11/30/24	$1,660,078	$2,421,131	$1,216,089
12/31/24	$1,623,014	$2,363,818	$1,220,844
1/31/25	$1,661,914	$2,443,163	$1,225,398
2/28/25	$1,724,587	$2,428,445	$1,229,539
3/31/25	$1,762,128	$2,332,509	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	15.18%	10.53%	5.83%
MSCI All Country World Index	7.15%	15.18%	8.84%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$483,875
# of Portfolio Holdings	1,179
Portfolio Turnover Rate	576%
Total Net Advisory Fees Paid During the Reporting Period	$4,850
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.2%
Asset-Backed Securities	26.2%
Non-Agency Mortgage-Backed Securities	12.4%
Corporate Bonds & Notes	9.4%
U.S. Treasury Obligations	7.8%
Sovereign Issues	7.7%
Common Stocks	1.3%
Short-Term Instruments	26.2%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(47.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PWLMX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report |

March 31, 2025

PIMS2212TSRAR_033125

Institutional Class: PWLIX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$142	1.32%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s net long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”) contributed to performance. Highlights of the drivers include:

  Net long exposure to the RAE Model Portfolios contributed to performance, as the RAE Model Portfolios all had positive returns.

  Hedging non-U.S. currency risk in the Fund’s long/short equity strategy contributed to performance, as the U.S. dollar strengthened relative to most emerging market currencies and had higher interest rate levels than most developed market currencies.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,021,385	$1,029,017	$1,000,229
5/31/15	$1,016,293	$1,027,675	$1,000,460
6/30/15	$986,633	$1,003,480	$1,000,689
7/31/15	$1,007,145	$1,012,195	$1,000,924
8/31/15	$942,532	$942,809	$1,001,159
9/30/15	$911,915	$908,652	$1,001,394
10/31/15	$950,300	$979,964	$1,001,666
11/30/15	$936,814	$971,873	$1,001,940
12/31/15	$940,308	$954,348	$1,002,212
1/31/16	$946,626	$896,791	$1,002,719
2/29/16	$936,096	$890,617	$1,003,226
3/31/16	$982,427	$956,620	$1,003,732
4/30/16	$998,222	$970,742	$1,004,260
5/31/16	$996,116	$971,968	$1,004,788
6/30/16	$1,043,708	$966,080	$1,005,317
7/31/16	$1,047,933	$1,007,715	$1,005,845
8/31/16	$1,027,862	$1,011,104	$1,006,374
9/30/16	$1,033,363	$1,017,300	$1,006,904
10/31/16	$1,033,363	$1,000,035	$1,007,607
11/30/16	$1,023,824	$1,007,633	$1,008,310
12/31/16	$1,067,677	$1,029,401	$1,009,013
1/31/17	$1,064,385	$1,057,548	$1,009,853
2/28/17	$1,095,109	$1,087,214	$1,010,693
3/31/17	$1,099,499	$1,100,514	$1,011,533
4/30/17	$1,087,428	$1,117,665	$1,012,501
5/31/17	$1,120,347	$1,142,346	$1,013,468
6/30/17	$1,109,582	$1,147,541	$1,014,436
7/31/17	$1,119,619	$1,179,610	$1,015,532
8/31/17	$1,122,964	$1,184,130	$1,016,629
9/30/17	$1,136,585	$1,207,008	$1,017,727
10/31/17	$1,153,549	$1,232,071	$1,018,858
11/30/17	$1,176,168	$1,255,922	$1,019,989
12/31/17	$1,193,690	$1,276,170	$1,021,122
1/31/18	$1,208,307	$1,348,166	$1,022,563
2/28/18	$1,155,931	$1,291,546	$1,024,006
3/31/18	$1,158,367	$1,263,898	$1,025,451
4/30/18	$1,193,690	$1,275,968	$1,027,418
5/31/18	$1,185,164	$1,277,561	$1,029,389
6/30/18	$1,198,562	$1,270,643	$1,031,364
7/31/18	$1,233,886	$1,308,960	$1,033,370
8/31/18	$1,237,540	$1,319,244	$1,035,380
9/30/18	$1,266,800	$1,324,986	$1,037,394
10/31/18	$1,233,849	$1,225,693	$1,039,457
11/30/18	$1,252,155	$1,243,620	$1,041,524
12/31/18	$1,198,271	$1,156,026	$1,043,595
1/31/19	$1,232,507	$1,247,305	$1,046,033
2/28/19	$1,252,070	$1,280,667	$1,048,476
3/31/19	$1,261,930	$1,296,772	$1,050,925
4/30/19	$1,255,762	$1,340,558	$1,053,203
5/31/19	$1,238,492	$1,261,038	$1,055,486
6/30/19	$1,271,807	$1,343,610	$1,057,774
7/31/19	$1,275,578	$1,347,548	$1,059,827
8/31/19	$1,261,754	$1,315,580	$1,061,885
9/30/19	$1,295,325	$1,343,262	$1,063,947
10/31/19	$1,291,508	$1,380,026	$1,065,813
11/30/19	$1,296,598	$1,413,715	$1,067,682
12/31/19	$1,314,451	$1,463,498	$1,069,554
1/31/20	$1,303,988	$1,447,332	$1,071,288
2/29/20	$1,209,818	$1,330,432	$1,073,023
3/31/20	$1,073,796	$1,150,819	$1,074,762
4/30/20	$1,128,728	$1,274,100	$1,076,061
5/31/20	$1,131,344	$1,329,513	$1,077,361
6/30/20	$1,104,208	$1,371,994	$1,078,663
7/31/20	$1,104,208	$1,444,554	$1,078,940
8/31/20	$1,122,107	$1,532,968	$1,079,217
9/30/20	$1,110,181	$1,483,540	$1,079,494
10/31/20	$1,082,076	$1,447,478	$1,079,692
11/30/20	$1,136,882	$1,625,898	$1,079,890
12/31/20	$1,149,530	$1,701,387	$1,080,089
1/31/21	$1,141,098	$1,693,650	$1,080,317
2/28/21	$1,145,314	$1,732,880	$1,080,546
3/31/21	$1,221,161	$1,779,165	$1,080,774
4/30/21	$1,229,740	$1,856,954	$1,080,957
5/31/21	$1,258,339	$1,885,853	$1,081,139
6/30/21	$1,257,171	$1,910,706	$1,081,321
7/31/21	$1,268,798	$1,923,871	$1,081,454
8/31/21	$1,286,239	$1,972,023	$1,081,587
9/30/21	$1,282,371	$1,890,559	$1,081,719
10/31/21	$1,276,329	$1,987,061	$1,081,838
11/30/21	$1,252,162	$1,939,212	$1,081,957
12/31/21	$1,323,641	$2,016,780	$1,082,075
1/31/22	$1,347,334	$1,917,731	$1,082,277
2/28/22	$1,328,380	$1,868,202	$1,082,479
3/31/22	$1,345,276	$1,908,665	$1,082,681
4/30/22	$1,374,878	$1,755,892	$1,083,588
5/31/22	$1,383,101	$1,757,946	$1,084,497
6/30/22	$1,342,887	$1,609,758	$1,085,406
7/31/22	$1,337,826	$1,722,172	$1,086,882
8/31/22	$1,317,582	$1,658,770	$1,089,024
9/30/22	$1,271,267	$1,499,978	$1,091,245
10/31/22	$1,345,038	$1,590,496	$1,094,093
11/30/22	$1,370,772	$1,713,861	$1,097,463
12/31/22	$1,380,361	$1,646,419	$1,101,293
1/31/23	$1,369,464	$1,764,429	$1,105,379
2/28/23	$1,360,383	$1,713,861	$1,109,281
3/31/23	$1,364,015	$1,766,703	$1,113,695
4/30/23	$1,416,687	$1,792,095	$1,118,173
5/31/23	$1,358,566	$1,772,900	$1,123,014
6/30/23	$1,388,185	$1,875,838	$1,127,753
7/31/23	$1,391,824	$1,944,507	$1,132,705
8/31/23	$1,400,921	$1,890,171	$1,137,880
9/30/23	$1,410,805	$1,812,010	$1,142,922
10/31/23	$1,403,515	$1,757,529	$1,148,156
11/30/23	$1,419,919	$1,919,742	$1,153,254
12/31/23	$1,438,644	$2,011,955	$1,158,559
1/31/24	$1,498,187	$2,023,748	$1,163,888
2/29/24	$1,503,950	$2,110,595	$1,168,881
3/31/24	$1,544,285	$2,176,861	$1,174,247
4/30/24	$1,509,712	$2,105,039	$1,179,460
5/31/24	$1,528,919	$2,190,534	$1,184,862
6/30/24	$1,522,804	$2,239,321	$1,189,779
7/31/24	$1,608,927	$2,275,436	$1,195,621
8/31/24	$1,642,201	$2,333,224	$1,201,121
9/30/24	$1,650,321	$2,387,427	$1,206,310
10/31/24	$1,632,252	$2,333,837	$1,211,352
11/30/24	$1,676,421	$2,421,131	$1,216,089
12/31/24	$1,637,262	$2,363,818	$1,220,844
1/31/25	$1,678,740	$2,443,163	$1,225,398
2/28/25	$1,739,864	$2,428,445	$1,229,539
3/31/25	$1,780,017	$2,332,509	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	15.26%	10.64%	5.94%
MSCI All Country World Index	7.15%	15.18%	8.84%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$483,875
# of Portfolio Holdings	1,179
Portfolio Turnover Rate	576%
Total Net Advisory Fees Paid During the Reporting Period	$4,850
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.2%
Asset-Backed Securities	26.2%
Non-Agency Mortgage-Backed Securities	12.4%
Corporate Bonds & Notes	9.4%
U.S. Treasury Obligations	7.8%
Sovereign Issues	7.7%
Common Stocks	1.3%
Short-Term Instruments	26.2%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(47.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PWLIX

PIMCO RAE Worldwide Long/Short PLUS Fund

Annual Shareholder Report |

March 31, 2025

PIMS2118TSRAR_033125

Class A: PTOAX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.38%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance.Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index
3/31/15	$9,625	$10,000
4/30/15	$9,715	$10,096
5/31/15	$9,875	$10,226
6/30/15	$9,629	$10,028
7/31/15	$9,830	$10,238
8/31/15	$9,048	$9,620
9/30/15	$8,619	$9,382
10/31/15	$9,412	$10,174
11/30/15	$9,462	$10,204
12/31/15	$9,300	$10,043
1/31/16	$8,710	$9,545
2/29/16	$8,615	$9,532
3/31/16	$9,342	$10,178
4/30/16	$9,469	$10,218
5/31/16	$9,627	$10,401
6/30/16	$9,680	$10,428
7/31/16	$10,080	$10,813
8/31/16	$10,091	$10,828
9/30/16	$10,133	$10,830
10/31/16	$10,017	$10,632
11/30/16	$10,354	$11,026
12/31/16	$10,619	$11,244
1/31/17	$10,883	$11,457
2/28/17	$11,368	$11,912
3/31/17	$11,401	$11,926
4/30/17	$11,518	$12,049
5/31/17	$11,677	$12,218
6/30/17	$11,744	$12,294
7/31/17	$11,999	$12,547
8/31/17	$12,041	$12,586
9/30/17	$12,317	$12,845
10/31/17	$12,626	$13,145
11/30/17	$12,999	$13,548
12/31/17	$13,105	$13,699
1/31/18	$13,852	$14,483
2/28/18	$13,354	$13,949
3/31/18	$13,004	$13,595
4/30/18	$13,066	$13,647
5/31/18	$13,390	$13,976
6/30/18	$13,463	$14,062
7/31/18	$13,975	$14,585
8/31/18	$14,337	$15,060
9/30/18	$14,437	$15,146
10/31/18	$13,436	$14,111
11/30/18	$13,636	$14,398
12/31/18	$12,307	$13,098
1/31/19	$13,367	$14,148
2/28/19	$13,794	$14,602
3/31/19	$14,071	$14,886
4/30/19	$14,667	$15,489
5/31/19	$13,696	$14,504
6/30/19	$14,700	$15,526
7/31/19	$14,898	$15,750
8/31/19	$14,559	$15,500
9/30/19	$14,838	$15,790
10/31/19	$15,200	$16,132
11/30/19	$15,778	$16,718
12/31/19	$16,319	$17,222
1/31/20	$16,349	$17,216
2/29/20	$14,954	$15,798
3/31/20	$12,413	$13,847
4/30/20	$14,280	$15,622
5/31/20	$15,069	$16,366
6/30/20	$15,490	$16,692
7/31/20	$16,440	$17,633
8/31/20	$17,712	$18,900
9/30/20	$17,039	$18,182
10/31/20	$16,603	$17,699
11/30/20	$18,517	$19,636
12/31/20	$19,308	$20,391
1/31/21	$19,166	$20,185
2/28/21	$19,638	$20,742
3/31/21	$20,516	$21,650
4/30/21	$21,627	$22,806
5/31/21	$21,789	$22,965
6/30/21	$22,263	$23,501
7/31/21	$22,773	$24,059
8/31/21	$23,465	$24,791
9/30/21	$22,329	$23,638
10/31/21	$23,718	$25,294
11/30/21	$23,478	$25,119
12/31/21	$24,584	$26,244
1/31/22	$23,189	$24,886
2/28/22	$22,343	$24,141
3/31/22	$23,076	$25,038
4/30/22	$20,897	$22,854
5/31/22	$20,854	$22,896
6/30/22	$18,896	$21,006
7/31/22	$20,736	$22,943
8/31/22	$19,795	$22,007
9/30/22	$17,703	$19,981
10/31/22	$19,118	$21,598
11/30/22	$20,254	$22,805
12/31/22	$19,077	$21,491
1/31/23	$20,443	$22,842
2/28/23	$19,914	$22,284
3/31/23	$20,421	$23,103
4/30/23	$20,773	$23,463
5/31/23	$20,861	$23,565
6/30/23	$22,222	$25,122
7/31/23	$22,971	$25,929
8/31/23	$22,574	$25,516
9/30/23	$21,438	$24,300
10/31/23	$20,881	$23,789
11/30/23	$22,929	$25,961
12/31/23	$24,117	$27,141
1/31/24	$24,546	$27,597
2/29/24	$25,856	$29,070
3/31/24	$26,755	$30,006
4/30/24	$25,565	$28,780
5/31/24	$26,915	$30,207
6/30/24	$27,856	$31,291
7/31/24	$28,296	$31,672
8/31/24	$28,946	$32,440
9/30/24	$29,627	$33,133
10/31/24	$29,156	$32,833
11/30/24	$31,040	$34,760
12/31/24	$30,208	$33,931
1/31/25	$31,159	$34,876
2/28/25	$30,884	$34,421
3/31/25	$29,096	$32,482

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	8.75%	18.57%	11.70%
Class A (including sales charge)	4.67%	17.67%	11.27%
S&P 500 Index	8.25%	18.59%	12.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,582,689
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	664%
Total Net Advisory Fees Paid During the Reporting Period	$7,141
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.0%
Asset-Backed Securities	31.7%
Sovereign Issues	9.6%
Corporate Bonds & Notes	9.0%
Non-Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	4.6%
Common Stocks	1.4%
Other Investments	0.2%
Short-Term Instruments	22.5%
Affiliated Investments	10.5%
Financial Derivative Instruments	(2.4%)
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTOAX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS4062TSRAR_033125

Class C: PSOCX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	2.13%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance.Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	S&P 500 Index
3/31/15	$10,000	$10,000
4/30/15	$10,089	$10,096
5/31/15	$10,244	$10,226
6/30/15	$9,980	$10,028
7/31/15	$10,190	$10,238
8/31/15	$9,370	$9,620
9/30/15	$8,924	$9,382
10/31/15	$9,733	$10,174
11/30/15	$9,777	$10,204
12/31/15	$9,601	$10,043
1/31/16	$8,984	$9,545
2/29/16	$8,891	$9,532
3/31/16	$9,636	$10,178
4/30/16	$9,753	$10,218
5/31/16	$9,916	$10,401
6/30/16	$9,951	$10,428
7/31/16	$10,370	$10,813
8/31/16	$10,370	$10,828
9/30/16	$10,405	$10,830
10/31/16	$10,277	$10,632
11/30/16	$10,615	$11,026
12/31/16	$10,895	$11,244
1/31/17	$11,139	$11,457
2/28/17	$11,640	$11,912
3/31/17	$11,662	$11,926
4/30/17	$11,779	$12,049
5/31/17	$11,931	$12,218
6/30/17	$11,989	$12,294
7/31/17	$12,247	$12,547
8/31/17	$12,282	$12,586
9/30/17	$12,551	$12,845
10/31/17	$12,868	$13,145
11/30/17	$13,231	$13,548
12/31/17	$13,327	$13,699
1/31/18	$14,090	$14,483
2/28/18	$13,563	$13,949
3/31/18	$13,202	$13,595
4/30/18	$13,258	$13,647
5/31/18	$13,577	$13,976
6/30/18	$13,641	$14,062
7/31/18	$14,155	$14,585
8/31/18	$14,516	$15,060
9/30/18	$14,605	$15,146
10/31/18	$13,576	$14,111
11/30/18	$13,771	$14,398
12/31/18	$12,436	$13,098
1/31/19	$13,499	$14,148
2/28/19	$13,900	$14,602
3/31/19	$14,189	$14,886
4/30/19	$14,779	$15,489
5/31/19	$13,785	$14,504
6/30/19	$14,782	$15,526
7/31/19	$14,988	$15,750
8/31/19	$14,624	$15,500
9/30/19	$14,894	$15,790
10/31/19	$15,251	$16,132
11/30/19	$15,818	$16,718
12/31/19	$16,343	$17,222
1/31/20	$16,360	$17,216
2/29/20	$14,962	$15,798
3/31/20	$12,422	$13,847
4/30/20	$14,262	$15,622
5/31/20	$15,063	$16,366
6/30/20	$15,467	$16,692
7/31/20	$16,414	$17,633
8/31/20	$17,670	$18,900
9/30/20	$16,986	$18,182
10/31/20	$16,532	$17,699
11/30/20	$18,437	$19,636
12/31/20	$19,202	$20,391
1/31/21	$19,043	$20,185
2/28/21	$19,520	$20,742
3/31/21	$20,359	$21,650
4/30/21	$21,463	$22,806
5/31/21	$21,608	$22,965
6/30/21	$22,059	$23,501
7/31/21	$22,560	$24,059
8/31/21	$23,228	$24,791
9/30/21	$22,079	$23,638
10/31/21	$23,436	$25,294
11/30/21	$23,203	$25,119
12/31/21	$24,285	$26,244
1/31/22	$22,879	$24,886
2/28/22	$22,039	$24,141
3/31/22	$22,737	$25,038
4/30/22	$20,591	$22,854
5/31/22	$20,541	$22,896
6/30/22	$18,580	$21,006
7/31/22	$20,379	$22,943
8/31/22	$19,430	$22,007
9/30/22	$17,386	$19,981
10/31/22	$18,760	$21,598
11/30/22	$19,859	$22,805
12/31/22	$18,705	$21,491
1/31/23	$20,019	$22,842
2/28/23	$19,478	$22,284
3/31/23	$19,968	$23,103
4/30/23	$20,302	$23,463
5/31/23	$20,380	$23,565
6/30/23	$21,694	$25,122
7/31/23	$22,415	$25,929
8/31/23	$22,003	$25,516
9/30/23	$20,898	$24,300
10/31/23	$20,351	$23,789
11/30/23	$22,329	$25,961
12/31/23	$23,466	$27,141
1/31/24	$23,863	$27,597
2/29/24	$25,105	$29,070
3/31/24	$25,962	$30,006
4/30/24	$24,810	$28,780
5/31/24	$26,096	$30,207
6/30/24	$27,005	$31,291
7/31/24	$27,386	$31,672
8/31/24	$28,012	$32,440
9/30/24	$28,657	$33,133
10/31/24	$28,186	$32,833
11/30/24	$29,986	$34,760
12/31/24	$29,153	$33,931
1/31/25	$30,047	$34,876
2/28/25	$29,779	$34,421
3/31/25	$28,057	$32,482

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	8.07%	17.70%	10.87%
Class C (including sales charge)	7.11%	17.70%	10.87%
S&P 500 Index	8.25%	18.59%	12.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,582,689
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	664%
Total Net Advisory Fees Paid During the Reporting Period	$7,141
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.0%
Asset-Backed Securities	31.7%
Sovereign Issues	9.6%
Corporate Bonds & Notes	9.0%
Non-Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	4.6%
Common Stocks	1.4%
Other Investments	0.2%
Short-Term Instruments	22.5%
Affiliated Investments	10.5%
Financial Derivative Instruments	(2.4%)
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSOCX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS4262TSRAR_033125

I-3: PSPNX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$118	1.13%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance.Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	S&P 500 Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,010,163	$1,009,593
5/31/15	$1,026,491	$1,022,576
6/30/15	$1,000,813	$1,002,781
7/31/15	$1,022,328	$1,023,790
8/31/15	$940,787	$962,021
9/30/15	$896,464	$938,217
10/31/15	$979,061	$1,017,360
11/30/15	$985,143	$1,020,385
12/31/15	$967,265	$1,004,292
1/31/16	$906,357	$954,455
2/29/16	$897,568	$953,167
3/31/16	$973,421	$1,017,828
4/30/16	$986,322	$1,021,774
5/31/16	$1,003,557	$1,040,123
6/30/16	$1,008,859	$1,042,818
7/31/16	$1,051,035	$1,081,265
8/31/16	$1,051,985	$1,082,784
9/30/16	$1,057,279	$1,082,988
10/31/16	$1,045,218	$1,063,233
11/30/16	$1,079,783	$1,102,610
12/31/16	$1,108,513	$1,124,405
1/31/17	$1,135,512	$1,145,730
2/28/17	$1,187,485	$1,191,223
3/31/17	$1,190,555	$1,192,612
4/30/17	$1,203,491	$1,204,860
5/31/17	$1,219,689	$1,221,816
6/30/17	$1,227,287	$1,229,442
7/31/17	$1,253,404	$1,254,723
8/31/17	$1,258,718	$1,258,564
9/30/17	$1,287,139	$1,284,525
10/31/17	$1,320,988	$1,314,500
11/30/17	$1,359,225	$1,354,816
12/31/17	$1,371,375	$1,369,880
1/31/18	$1,450,581	$1,448,311
2/28/18	$1,396,648	$1,394,930
3/31/18	$1,361,553	$1,359,480
4/30/18	$1,368,954	$1,364,697
5/31/18	$1,402,691	$1,397,561
6/30/18	$1,410,364	$1,406,163
7/31/18	$1,463,757	$1,458,492
8/31/18	$1,502,825	$1,506,017
9/30/18	$1,513,697	$1,514,589
10/31/18	$1,407,908	$1,411,067
11/30/18	$1,430,111	$1,439,822
12/31/18	$1,291,020	$1,309,819
1/31/19	$1,403,158	$1,414,783
2/28/19	$1,446,288	$1,460,209
3/31/19	$1,477,386	$1,488,583
4/30/19	$1,539,729	$1,548,856
5/31/19	$1,438,240	$1,450,428
6/30/19	$1,543,904	$1,552,649
7/31/19	$1,566,044	$1,574,964
8/31/19	$1,530,620	$1,550,016
9/30/19	$1,559,364	$1,579,018
10/31/19	$1,598,689	$1,613,219
11/30/19	$1,657,675	$1,671,777
12/31/19	$1,715,333	$1,722,235
1/31/20	$1,718,471	$1,721,559
2/29/20	$1,572,519	$1,579,842
3/31/20	$1,306,021	$1,384,711
4/30/20	$1,501,447	$1,562,223
5/31/20	$1,587,244	$1,636,628
6/30/20	$1,630,828	$1,669,176
7/31/20	$1,731,852	$1,763,293
8/31/20	$1,866,552	$1,890,039
9/30/20	$1,795,045	$1,818,224
10/31/20	$1,749,436	$1,769,870
11/30/20	$1,951,419	$1,963,607
12/31/20	$2,036,637	$2,039,105
1/31/21	$2,020,146	$2,018,518
2/28/21	$2,071,268	$2,074,179
3/31/21	$2,162,414	$2,165,019
4/30/21	$2,282,173	$2,280,563
5/31/21	$2,299,041	$2,296,491
6/30/21	$2,348,558	$2,350,103
7/31/21	$2,403,778	$2,405,929
8/31/21	$2,477,979	$2,479,083
9/30/21	$2,360,066	$2,363,781
10/31/21	$2,505,660	$2,529,392
11/30/21	$2,482,293	$2,511,866
12/31/21	$2,600,460	$2,624,438
1/31/22	$2,452,304	$2,488,631
2/28/22	$2,363,853	$2,414,118
3/31/22	$2,441,821	$2,503,753
4/30/22	$2,211,503	$2,285,421
5/31/22	$2,207,030	$2,289,614
6/30/22	$1,998,588	$2,100,621
7/31/22	$2,195,758	$2,294,307
8/31/22	$2,094,932	$2,200,741
9/30/22	$1,874,764	$1,998,056
10/31/22	$2,025,194	$2,159,821
11/30/22	$2,146,436	$2,280,521
12/31/22	$2,022,381	$2,149,130
1/31/23	$2,167,826	$2,284,168
2/28/23	$2,110,110	$2,228,437
3/31/23	$2,165,518	$2,310,252
4/30/23	$2,202,456	$2,346,311
5/31/23	$2,211,691	$2,356,510
6/30/23	$2,357,586	$2,512,217
7/31/23	$2,438,484	$2,592,922
8/31/23	$2,396,879	$2,551,639
9/30/23	$2,277,311	$2,429,982
10/31/23	$2,218,918	$2,378,888
11/30/23	$2,436,139	$2,596,140
12/31/23	$2,562,650	$2,714,085
1/31/24	$2,610,063	$2,759,693
2/29/24	$2,747,559	$2,907,048
3/31/24	$2,846,200	$3,000,582
4/30/24	$2,718,901	$2,878,024
5/31/24	$2,863,013	$3,020,730
6/30/24	$2,965,710	$3,129,120
7/31/24	$3,012,011	$3,167,209
8/31/24	$3,080,245	$3,244,035
9/30/24	$3,153,709	$3,313,318
10/31/24	$3,104,200	$3,283,271
11/30/24	$3,307,186	$3,476,003
12/31/24	$3,217,201	$3,393,141
1/31/25	$3,319,793	$3,487,632
2/28/25	$3,290,857	$3,442,124
3/31/25	$3,104,697	$3,248,180

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	9.08%	18.91%	12.00%
S&P 500 Index	8.25%	18.59%	12.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,582,689
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	664%
Total Net Advisory Fees Paid During the Reporting Period	$7,141
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.0%
Asset-Backed Securities	31.7%
Sovereign Issues	9.6%
Corporate Bonds & Notes	9.0%
Non-Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	4.6%
Common Stocks	1.4%
Other Investments	0.2%
Short-Term Instruments	22.5%
Affiliated Investments	10.5%
Financial Derivative Instruments	(2.4%)
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSPNX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS2198TSRAR_033125

Institutional Class: PSPTX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.98%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance.Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,010,288	$1,009,593
5/31/15	$1,026,749	$1,022,576
6/30/15	$1,001,190	$1,002,781
7/31/15	$1,022,843	$1,023,790
8/31/15	$941,387	$962,021
9/30/15	$897,148	$938,217
10/31/15	$979,930	$1,017,360
11/30/15	$986,138	$1,020,385
12/31/15	$968,366	$1,004,292
1/31/16	$907,503	$954,455
2/29/16	$898,808	$953,167
3/31/16	$974,887	$1,017,828
4/30/16	$987,929	$1,021,774
5/31/16	$1,005,318	$1,040,123
6/30/16	$1,010,752	$1,042,818
7/31/16	$1,053,138	$1,081,265
8/31/16	$1,054,225	$1,082,784
9/30/16	$1,059,659	$1,082,988
10/31/16	$1,047,704	$1,063,233
11/30/16	$1,082,483	$1,102,610
12/31/16	$1,111,426	$1,124,405
1/31/17	$1,138,640	$1,145,730
2/28/17	$1,190,891	$1,191,223
3/31/17	$1,194,122	$1,192,612
4/30/17	$1,207,244	$1,204,860
5/31/17	$1,223,646	$1,221,816
6/30/17	$1,231,421	$1,229,442
7/31/17	$1,257,785	$1,254,723
8/31/17	$1,263,278	$1,258,564
9/30/17	$1,291,958	$1,284,525
10/31/17	$1,326,102	$1,314,500
11/30/17	$1,364,652	$1,354,816
12/31/17	$1,377,024	$1,369,880
1/31/18	$1,456,740	$1,448,311
2/28/18	$1,402,739	$1,394,930
3/31/18	$1,367,669	$1,359,480
4/30/18	$1,375,396	$1,364,697
5/31/18	$1,408,879	$1,397,561
6/30/18	$1,417,320	$1,406,163
7/31/18	$1,470,292	$1,458,492
8/31/18	$1,510,344	$1,506,017
9/30/18	$1,520,942	$1,514,589
10/31/18	$1,416,005	$1,411,067
11/30/18	$1,436,733	$1,439,822
12/31/18	$1,298,086	$1,309,819
1/31/19	$1,410,653	$1,414,783
2/28/19	$1,454,825	$1,460,209
3/31/19	$1,486,082	$1,488,583
4/30/19	$1,549,320	$1,548,856
5/31/19	$1,445,840	$1,450,428
6/30/19	$1,553,882	$1,552,649
7/31/19	$1,575,829	$1,574,964
8/31/19	$1,540,713	$1,550,016
9/30/19	$1,569,777	$1,579,018
10/31/19	$1,608,759	$1,613,219
11/30/19	$1,668,731	$1,671,777
12/31/19	$1,728,050	$1,722,235
1/31/20	$1,731,161	$1,721,559
2/29/20	$1,584,953	$1,579,842
3/31/20	$1,316,732	$1,384,711
4/30/20	$1,513,612	$1,562,223
5/31/20	$1,598,664	$1,636,628
6/30/20	$1,643,473	$1,669,176
7/31/20	$1,745,295	$1,763,293
8/31/20	$1,880,527	$1,890,039
9/30/20	$1,809,047	$1,818,224
10/31/20	$1,763,780	$1,769,870
11/30/20	$1,969,097	$1,963,607
12/31/20	$2,053,204	$2,039,105
1/31/21	$2,038,469	$2,018,518
2/28/21	$2,089,226	$2,074,179
3/31/21	$2,182,053	$2,165,019
4/30/21	$2,302,627	$2,280,563
5/31/21	$2,321,048	$2,296,491
6/30/21	$2,370,141	$2,350,103
7/31/21	$2,426,696	$2,405,929
8/31/21	$2,502,101	$2,479,083
9/30/21	$2,381,025	$2,363,781
10/31/21	$2,529,059	$2,529,392
11/30/21	$2,505,873	$2,511,866
12/31/21	$2,625,580	$2,624,438
1/31/22	$2,476,797	$2,488,631
2/28/22	$2,387,090	$2,414,118
3/31/22	$2,465,104	$2,503,753
4/30/22	$2,234,968	$2,285,421
5/31/22	$2,230,543	$2,289,614
6/30/22	$2,020,427	$2,100,621
7/31/22	$2,217,812	$2,294,307
8/31/22	$2,118,011	$2,200,741
9/30/22	$1,894,177	$1,998,056
10/31/22	$2,047,579	$2,159,821
11/30/22	$2,169,855	$2,280,521
12/31/22	$2,045,940	$2,149,130
1/31/23	$2,192,242	$2,284,168
2/28/23	$2,135,093	$2,228,437
3/31/23	$2,192,242	$2,310,252
4/30/23	$2,228,817	$2,346,311
5/31/23	$2,237,961	$2,356,510
6/30/23	$2,385,223	$2,512,217
7/31/23	$2,467,630	$2,592,922
8/31/23	$2,426,427	$2,551,639
9/30/23	$2,306,026	$2,429,982
10/31/23	$2,245,889	$2,378,888
11/30/23	$2,467,933	$2,596,140
12/31/23	$2,596,532	$2,714,085
1/31/24	$2,643,485	$2,759,693
2/29/24	$2,784,346	$2,907,048
3/31/24	$2,882,453	$3,000,582
4/30/24	$2,754,027	$2,878,024
5/31/24	$2,901,479	$3,020,730
6/30/24	$3,003,951	$3,129,120
7/31/24	$3,052,208	$3,167,209
8/31/24	$3,122,179	$3,244,035
9/30/24	$3,196,013	$3,313,318
10/31/24	$3,146,995	$3,283,271
11/30/24	$3,352,873	$3,476,003
12/31/24	$3,264,623	$3,393,141
1/31/25	$3,366,074	$3,487,632
2/28/25	$3,337,459	$3,442,124
3/31/25	$3,149,101	$3,248,180

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.25%	19.05%	12.16%
S&P 500 Index	8.25%	18.59%	12.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,582,689
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	664%
Total Net Advisory Fees Paid During the Reporting Period	$7,141
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.0%
Asset-Backed Securities	31.7%
Sovereign Issues	9.6%
Corporate Bonds & Notes	9.0%
Non-Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	4.6%
Common Stocks	1.4%
Other Investments	0.2%
Short-Term Instruments	22.5%
Affiliated Investments	10.5%
Financial Derivative Instruments	(2.4%)
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSPTX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS0050TSRAR_033125

I-2: PTOPX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$113	1.08%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance.Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,010,373	$1,009,593
5/31/15	$1,025,934	$1,022,576
6/30/15	$1,000,992	$1,002,781
7/31/15	$1,022,820	$1,023,790
8/31/15	$941,743	$962,021
9/30/15	$896,888	$938,217
10/31/15	$980,319	$1,017,360
11/30/15	$985,533	$1,020,385
12/31/15	$968,430	$1,004,292
1/31/16	$907,082	$954,455
2/29/16	$897,222	$953,167
3/31/16	$973,908	$1,017,828
4/30/16	$987,054	$1,021,774
5/31/16	$1,003,487	$1,040,123
6/30/16	$1,008,964	$1,042,818
7/31/16	$1,051,689	$1,081,265
8/31/16	$1,052,785	$1,082,784
9/30/16	$1,057,167	$1,082,988
10/31/16	$1,046,212	$1,063,233
11/30/16	$1,081,268	$1,102,610
12/31/16	$1,109,345	$1,124,405
1/31/17	$1,136,777	$1,145,730
2/28/17	$1,188,349	$1,191,223
3/31/17	$1,191,352	$1,192,612
4/30/17	$1,204,577	$1,204,860
5/31/17	$1,221,108	$1,221,816
6/30/17	$1,228,799	$1,229,442
7/31/17	$1,255,367	$1,254,723
8/31/17	$1,260,902	$1,258,564
9/30/17	$1,289,519	$1,284,525
10/31/17	$1,322,811	$1,314,500
11/30/17	$1,361,652	$1,354,816
12/31/17	$1,372,796	$1,369,880
1/31/18	$1,451,946	$1,448,311
2/28/18	$1,398,746	$1,394,930
3/31/18	$1,362,982	$1,359,480
4/30/18	$1,370,778	$1,364,697
5/31/18	$1,404,560	$1,397,561
6/30/18	$1,412,888	$1,406,163
7/31/18	$1,466,327	$1,458,492
8/31/18	$1,505,430	$1,506,017
9/30/18	$1,515,659	$1,514,589
10/31/18	$1,411,131	$1,411,067
11/30/18	$1,432,036	$1,439,822
12/31/18	$1,294,530	$1,309,819
1/31/19	$1,405,284	$1,414,783
2/28/19	$1,449,874	$1,460,209
3/31/19	$1,479,779	$1,488,583
4/30/19	$1,542,162	$1,548,856
5/31/19	$1,440,609	$1,450,428
6/30/19	$1,546,571	$1,552,649
7/31/19	$1,568,728	$1,574,964
8/31/19	$1,533,276	$1,550,016
9/30/19	$1,562,249	$1,579,018
10/31/19	$1,601,608	$1,613,219
11/30/19	$1,662,160	$1,671,777
12/31/19	$1,718,673	$1,722,235
1/31/20	$1,723,386	$1,721,559
2/29/20	$1,577,283	$1,579,842
3/31/20	$1,309,037	$1,384,711
4/30/20	$1,506,267	$1,562,223
5/31/20	$1,590,567	$1,636,628
6/30/20	$1,634,020	$1,669,176
7/31/20	$1,736,849	$1,763,293
8/31/20	$1,870,206	$1,890,039
9/30/20	$1,799,233	$1,818,224
10/31/20	$1,753,518	$1,769,870
11/30/20	$1,957,605	$1,963,607
12/31/20	$2,040,576	$2,039,105
1/31/21	$2,025,693	$2,018,518
2/28/21	$2,076,955	$2,074,179
3/31/21	$2,168,613	$2,165,019
4/30/21	$2,288,716	$2,280,563
5/31/21	$2,305,632	$2,296,491
6/30/21	$2,356,556	$2,350,103
7/31/21	$2,411,964	$2,405,929
8/31/21	$2,486,418	$2,479,083
9/30/21	$2,365,309	$2,363,781
10/31/21	$2,513,141	$2,529,392
11/30/21	$2,487,902	$2,511,866
12/31/21	$2,606,211	$2,624,438
1/31/22	$2,459,695	$2,488,631
2/28/22	$2,370,898	$2,414,118
3/31/22	$2,447,308	$2,503,753
4/30/22	$2,218,294	$2,285,421
5/31/22	$2,213,803	$2,289,614
6/30/22	$2,004,593	$2,100,621
7/31/22	$2,202,577	$2,294,307
8/31/22	$2,101,335	$2,200,741
9/30/22	$1,880,529	$1,998,056
10/31/22	$2,031,602	$2,159,821
11/30/22	$2,153,363	$2,280,521
12/31/22	$2,029,314	$2,149,130
1/31/23	$2,175,425	$2,284,168
2/28/23	$2,117,444	$2,228,437
3/31/23	$2,173,106	$2,310,252
4/30/23	$2,210,213	$2,346,311
5/31/23	$2,219,490	$2,356,510
6/30/23	$2,366,253	$2,512,217
7/31/23	$2,447,528	$2,592,922
8/31/23	$2,405,729	$2,551,639
9/30/23	$2,285,346	$2,429,982
10/31/23	$2,226,687	$2,378,888
11/30/23	$2,444,898	$2,596,140
12/31/23	$2,572,199	$2,714,085
1/31/24	$2,619,832	$2,759,693
2/29/24	$2,757,969	$2,907,048
3/31/24	$2,856,923	$3,000,582
4/30/24	$2,729,037	$2,878,024
5/31/24	$2,873,814	$3,020,730
6/30/24	$2,977,269	$3,129,120
7/31/24	$3,023,789	$3,167,209
8/31/24	$3,092,345	$3,244,035
9/30/24	$3,166,443	$3,313,318
10/31/24	$3,116,695	$3,283,271
11/30/24	$3,320,661	$3,476,003
12/31/24	$3,230,554	$3,393,141
1/31/25	$3,333,657	$3,487,632
2/28/25	$3,304,576	$3,442,124
3/31/25	$3,115,071	$3,248,180

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	9.04%	18.93%	12.03%
S&P 500 Index	8.25%	18.59%	12.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,582,689
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	664%
Total Net Advisory Fees Paid During the Reporting Period	$7,141
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.0%
Asset-Backed Securities	31.7%
Sovereign Issues	9.6%
Corporate Bonds & Notes	9.0%
Non-Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	4.6%
Common Stocks	1.4%
Other Investments	0.2%
Short-Term Instruments	22.5%
Affiliated Investments	10.5%
Financial Derivative Instruments	(2.4%)
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTOPX

PIMCO StocksPLUS® Absolute Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS1925TSRAR_033125

Class A: PSPAX

PIMCO StocksPLUS® Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.19%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index
3/31/15	$9,625	$10,000
4/30/15	$9,700	$10,096
5/31/15	$9,829	$10,226
6/30/15	$9,626	$10,028
7/31/15	$9,820	$10,238
8/31/15	$9,163	$9,620
9/30/15	$8,861	$9,382
10/31/15	$9,610	$10,174
11/30/15	$9,621	$10,204
12/31/15	$9,465	$10,043
1/31/16	$8,940	$9,545
2/29/16	$8,881	$9,532
3/31/16	$9,530	$10,178
4/30/16	$9,602	$10,218
5/31/16	$9,781	$10,401
6/30/16	$9,793	$10,428
7/31/16	$10,188	$10,813
8/31/16	$10,200	$10,828
9/30/16	$10,213	$10,830
10/31/16	$10,033	$10,632
11/30/16	$10,392	$11,026
12/31/16	$10,600	$11,244
1/31/17	$10,817	$11,457
2/28/17	$11,249	$11,912
3/31/17	$11,265	$11,926
4/30/17	$11,374	$12,049
5/31/17	$11,530	$12,218
6/30/17	$11,608	$12,294
7/31/17	$11,850	$12,547
8/31/17	$11,874	$12,586
9/30/17	$12,122	$12,845
10/31/17	$12,413	$13,145
11/30/17	$12,789	$13,548
12/31/17	$12,929	$13,699
1/31/18	$13,671	$14,483
2/28/18	$13,148	$13,949
3/31/18	$12,777	$13,595
4/30/18	$12,826	$13,647
5/31/18	$13,119	$13,976
6/30/18	$13,185	$14,062
7/31/18	$13,676	$14,585
8/31/18	$14,106	$15,060
9/30/18	$14,190	$15,146
10/31/18	$13,203	$14,111
11/30/18	$13,413	$14,398
12/31/18	$12,158	$13,098
1/31/19	$13,174	$14,148
2/28/19	$13,601	$14,602
3/31/19	$13,896	$14,886
4/30/19	$14,463	$15,489
5/31/19	$13,538	$14,504
6/30/19	$14,511	$15,526
7/31/19	$14,709	$15,750
8/31/19	$14,450	$15,500
9/30/19	$14,722	$15,790
10/31/19	$15,033	$16,132
11/30/19	$15,563	$16,718
12/31/19	$16,052	$17,222
1/31/20	$16,069	$17,216
2/29/20	$14,745	$15,798
3/31/20	$12,584	$13,847
4/30/20	$14,360	$15,622
5/31/20	$15,108	$16,366
6/30/20	$15,460	$16,692
7/31/20	$16,371	$17,633
8/31/20	$17,562	$18,900
9/30/20	$16,889	$18,182
10/31/20	$16,426	$17,699
11/30/20	$18,259	$19,636
12/31/20	$18,967	$20,391
1/31/21	$18,768	$20,185
2/28/21	$19,238	$20,742
3/31/21	$20,070	$21,650
4/30/21	$21,154	$22,806
5/31/21	$21,301	$22,965
6/30/21	$21,781	$23,501
7/31/21	$22,299	$24,059
8/31/21	$22,965	$24,791
9/30/21	$21,863	$23,638
10/31/21	$23,348	$25,294
11/30/21	$23,141	$25,119
12/31/21	$24,164	$26,244
1/31/22	$22,838	$24,886
2/28/22	$22,038	$24,141
3/31/22	$22,754	$25,038
4/30/22	$20,667	$22,854
5/31/22	$20,624	$22,896
6/30/22	$18,768	$21,006
7/31/22	$20,541	$22,943
8/31/22	$19,654	$22,007
9/30/22	$17,685	$19,981
10/31/22	$19,037	$21,598
11/30/22	$20,115	$22,805
12/31/22	$18,957	$21,491
1/31/23	$20,258	$22,842
2/28/23	$19,724	$22,284
3/31/23	$20,351	$23,103
4/30/23	$20,677	$23,463
5/31/23	$20,746	$23,565
6/30/23	$22,100	$25,122
7/31/23	$22,826	$25,929
8/31/23	$22,475	$25,516
9/30/23	$21,367	$24,300
10/31/23	$20,870	$23,789
11/30/23	$22,808	$25,961
12/31/23	$23,892	$27,141
1/31/24	$24,300	$27,597
2/29/24	$25,619	$29,070
3/31/24	$26,468	$30,006
4/30/24	$25,369	$28,780
5/31/24	$26,614	$30,207
6/30/24	$27,541	$31,291
7/31/24	$27,863	$31,672
8/31/24	$28,509	$32,440
9/30/24	$29,104	$33,133
10/31/24	$28,776	$32,833
11/30/24	$30,493	$34,760
12/31/24	$29,767	$33,931
1/31/25	$30,617	$34,876
2/28/25	$30,233	$34,421
3/31/25	$28,486	$32,482

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.62%	17.75%	11.46%
Class A (including sales charge)	3.59%	16.85%	11.04%
S&P 500 Index	8.25%	18.59%	12.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,442,081
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	327%
Total Net Advisory Fees Paid During the Reporting Period	$6,494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.1%
Asset-Backed Securities	26.5%
Corporate Bonds & Notes	11.5%
Non-Agency Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	4.7%
Sovereign Issues	1.9%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	40.9%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(34.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSPAX

PIMCO StocksPLUS® Fund

Annual Shareholder Report |

March 31, 2025

PIMS4008TSRAR_033125

Class C: PSPCX

PIMCO StocksPLUS® Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.69%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	S&P 500 Index
3/31/15	$10,000	$10,000
4/30/15	$10,070	$10,096
5/31/15	$10,197	$10,226
6/30/15	$9,981	$10,028
7/31/15	$10,179	$10,238
8/31/15	$9,491	$9,620
9/30/15	$9,176	$9,382
10/31/15	$9,951	$10,174
11/30/15	$9,963	$10,204
12/31/15	$9,796	$10,043
1/31/16	$9,239	$9,545
2/29/16	$9,175	$9,532
3/31/16	$9,845	$10,178
4/30/16	$9,910	$10,218
5/31/16	$10,091	$10,401
6/30/16	$10,104	$10,428
7/31/16	$10,507	$10,813
8/31/16	$10,519	$10,828
9/30/16	$10,524	$10,830
10/31/16	$10,342	$10,632
11/30/16	$10,706	$11,026
12/31/16	$10,916	$11,244
1/31/17	$11,137	$11,457
2/28/17	$11,566	$11,912
3/31/17	$11,573	$11,926
4/30/17	$11,690	$12,049
5/31/17	$11,847	$12,218
6/30/17	$11,917	$12,294
7/31/17	$12,165	$12,547
8/31/17	$12,192	$12,586
9/30/17	$12,431	$12,845
10/31/17	$12,718	$13,145
11/30/17	$13,097	$13,548
12/31/17	$13,246	$13,699
1/31/18	$13,993	$14,483
2/28/18	$13,455	$13,949
3/31/18	$13,069	$13,595
4/30/18	$13,108	$13,647
5/31/18	$13,398	$13,976
6/30/18	$13,470	$14,062
7/31/18	$13,959	$14,585
8/31/18	$14,409	$15,060
9/30/18	$14,483	$15,146
10/31/18	$13,462	$14,111
11/30/18	$13,674	$14,398
12/31/18	$12,389	$13,098
1/31/19	$13,427	$14,148
2/28/19	$13,858	$14,602
3/31/19	$14,133	$14,886
4/30/19	$14,715	$15,489
5/31/19	$13,777	$14,504
6/30/19	$14,738	$15,526
7/31/19	$14,953	$15,750
8/31/19	$14,672	$15,500
9/30/19	$14,931	$15,790
10/31/19	$15,253	$16,132
11/30/19	$15,794	$16,718
12/31/19	$16,288	$17,222
1/31/20	$16,288	$17,216
2/29/20	$14,954	$15,798
3/31/20	$12,749	$13,847
4/30/20	$14,535	$15,622
5/31/20	$15,276	$16,366
6/30/20	$15,648	$16,692
7/31/20	$16,546	$17,633
8/31/20	$17,749	$18,900
9/30/20	$17,052	$18,182
10/31/20	$16,585	$17,699
11/30/20	$18,430	$19,636
12/31/20	$19,140	$20,391
1/31/21	$18,923	$20,185
2/28/21	$19,396	$20,742
3/31/21	$20,235	$21,650
4/30/21	$21,318	$22,806
5/31/21	$21,438	$22,965
6/30/21	$21,925	$23,501
7/31/21	$22,429	$24,059
8/31/21	$23,095	$24,791
9/30/21	$21,990	$23,638
10/31/21	$23,446	$25,294
11/30/21	$23,241	$25,119
12/31/21	$24,269	$26,244
1/31/22	$22,902	$24,886
2/28/22	$22,113	$24,141
3/31/22	$22,808	$25,038
4/30/22	$20,719	$22,854
5/31/22	$20,650	$22,896
6/30/22	$18,800	$21,006
7/31/22	$20,564	$22,943
8/31/22	$19,659	$22,007
9/30/22	$17,686	$19,981
10/31/22	$19,032	$21,598
11/30/22	$20,123	$22,805
12/31/22	$18,950	$21,491
1/31/23	$20,238	$22,842
2/28/23	$19,697	$22,284
3/31/23	$20,315	$23,103
4/30/23	$20,624	$23,463
5/31/23	$20,675	$23,565
6/30/23	$22,004	$25,122
7/31/23	$22,730	$25,929
8/31/23	$22,367	$25,516
9/30/23	$21,272	$24,300
10/31/23	$20,748	$23,789
11/30/23	$22,686	$25,961
12/31/23	$23,751	$27,141
1/31/24	$24,150	$27,597
2/29/24	$25,454	$29,070
3/31/24	$26,264	$30,006
4/30/24	$25,180	$28,780
5/31/24	$26,400	$30,207
6/30/24	$27,323	$31,291
7/31/24	$27,627	$31,672
8/31/24	$28,234	$32,440
9/30/24	$28,835	$33,133
10/31/24	$28,498	$32,833
11/30/24	$30,183	$34,760
12/31/24	$29,427	$33,931
1/31/25	$30,259	$34,876
2/28/25	$29,890	$34,421
3/31/25	$28,147	$32,482

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	7.17%	17.16%	10.90%
Class C (including sales charge)	6.23%	17.16%	10.90%
S&P 500 Index	8.25%	18.59%	12.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,442,081
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	327%
Total Net Advisory Fees Paid During the Reporting Period	$6,494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.1%
Asset-Backed Securities	26.5%
Corporate Bonds & Notes	11.5%
Non-Agency Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	4.7%
Sovereign Issues	1.9%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	40.9%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(34.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSPCX

PIMCO StocksPLUS® Fund

Annual Shareholder Report |

March 31, 2025

PIMS4208TSRAR_033125

I-3: PSTNX

PIMCO StocksPLUS® Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$98	0.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	S&P 500 Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,243	$1,009,593
5/31/15	$1,020,664	$1,022,576
6/30/15	$999,393	$1,002,781
7/31/15	$1,020,282	$1,023,790
8/31/15	$951,857	$962,021
9/30/15	$922,037	$938,217
10/31/15	$999,279	$1,017,360
11/30/15	$1,001,275	$1,020,385
12/31/15	$984,726	$1,004,292
1/31/16	$930,223	$954,455
2/29/16	$924,330	$953,167
3/31/16	$992,637	$1,017,828
4/30/16	$999,480	$1,021,774
5/31/16	$1,019,087	$1,040,123
6/30/16	$1,020,123	$1,042,818
7/31/16	$1,061,770	$1,081,265
8/31/16	$1,063,955	$1,082,784
9/30/16	$1,065,363	$1,082,988
10/31/16	$1,046,599	$1,063,233
11/30/16	$1,084,886	$1,102,610
12/31/16	$1,106,139	$1,124,405
1/31/17	$1,129,357	$1,145,730
2/28/17	$1,174,771	$1,191,223
3/31/17	$1,175,789	$1,192,612
4/30/17	$1,187,367	$1,204,860
5/31/17	$1,204,797	$1,221,816
6/30/17	$1,211,691	$1,229,442
7/31/17	$1,237,415	$1,254,723
8/31/17	$1,240,787	$1,258,564
9/30/17	$1,267,099	$1,284,525
10/31/17	$1,297,581	$1,314,500
11/30/17	$1,336,312	$1,354,816
12/31/17	$1,352,141	$1,369,880
1/31/18	$1,430,037	$1,448,311
2/28/18	$1,375,469	$1,394,930
3/31/18	$1,336,657	$1,359,480
4/30/18	$1,341,239	$1,364,697
5/31/18	$1,372,264	$1,397,561
6/30/18	$1,379,503	$1,406,163
7/31/18	$1,432,238	$1,458,492
8/31/18	$1,477,782	$1,506,017
9/30/18	$1,486,436	$1,514,589
10/31/18	$1,382,927	$1,411,067
11/30/18	$1,405,795	$1,439,822
12/31/18	$1,273,190	$1,309,819
1/31/19	$1,381,064	$1,414,783
2/28/19	$1,426,484	$1,460,209
3/31/19	$1,457,112	$1,488,583
4/30/19	$1,517,466	$1,548,856
5/31/19	$1,421,188	$1,450,428
6/30/19	$1,522,100	$1,552,649
7/31/19	$1,544,032	$1,574,964
8/31/19	$1,516,251	$1,550,016
9/30/19	$1,544,179	$1,579,018
10/31/19	$1,578,594	$1,613,219
11/30/19	$1,635,453	$1,671,777
12/31/19	$1,687,882	$1,722,235
1/31/20	$1,689,520	$1,721,559
2/29/20	$1,550,229	$1,579,842
3/31/20	$1,322,144	$1,384,711
4/30/20	$1,509,365	$1,562,223
5/31/20	$1,587,236	$1,636,628
6/30/20	$1,626,197	$1,669,176
7/31/20	$1,722,836	$1,763,293
8/31/20	$1,849,466	$1,890,039
9/30/20	$1,776,276	$1,818,224
10/31/20	$1,728,909	$1,769,870
11/30/20	$1,921,761	$1,963,607
12/31/20	$1,997,022	$2,039,105
1/31/21	$1,976,452	$2,018,518
2/28/21	$2,026,163	$2,074,179
3/31/21	$2,116,349	$2,165,019
4/30/21	$2,229,663	$2,280,563
5/31/21	$2,245,352	$2,296,491
6/30/21	$2,296,879	$2,350,103
7/31/21	$2,352,986	$2,405,929
8/31/21	$2,423,119	$2,479,083
9/30/21	$2,307,549	$2,363,781
10/31/21	$2,462,454	$2,529,392
11/30/21	$2,442,868	$2,511,866
12/31/21	$2,551,764	$2,624,438
1/31/22	$2,409,889	$2,488,631
2/28/22	$2,329,100	$2,414,118
3/31/22	$2,403,062	$2,503,753
4/30/22	$2,183,883	$2,285,421
5/31/22	$2,177,960	$2,289,614
6/30/22	$1,983,125	$2,100,621
7/31/22	$2,172,935	$2,294,307
8/31/22	$2,078,030	$2,200,741
9/30/22	$1,870,785	$1,998,056
10/31/22	$2,013,321	$2,159,821
11/30/22	$2,130,121	$2,280,521
12/31/22	$2,007,134	$2,149,130
1/31/23	$2,144,963	$2,284,168
2/28/23	$2,088,970	$2,228,437
3/31/23	$2,155,731	$2,310,252
4/30/23	$2,190,188	$2,346,311
5/31/23	$2,198,803	$2,356,510
6/30/23	$2,340,094	$2,512,217
7/31/23	$2,420,339	$2,592,922
8/31/23	$2,381,301	$2,551,639
9/30/23	$2,266,599	$2,429,982
10/31/23	$2,214,091	$2,378,888
11/30/23	$2,419,748	$2,596,140
12/31/23	$2,534,551	$2,714,085
1/31/24	$2,578,900	$2,759,693
2/29/24	$2,718,600	$2,907,048
3/31/24	$2,809,319	$3,000,582
4/30/24	$2,694,423	$2,878,024
5/31/24	$2,827,342	$3,020,730
6/30/24	$2,927,260	$3,129,120
7/31/24	$2,961,564	$3,167,209
8/31/24	$3,027,885	$3,244,035
9/30/24	$3,093,167	$3,313,318
10/31/24	$3,060,681	$3,283,271
11/30/24	$3,243,997	$3,476,003
12/31/24	$3,164,488	$3,393,141
1/31/25	$3,256,755	$3,487,632
2/28/25	$3,216,856	$3,442,124
3/31/25	$3,031,609	$3,248,180

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	7.91%	18.05%	11.73%
S&P 500 Index	8.25%	18.59%	12.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,442,081
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	327%
Total Net Advisory Fees Paid During the Reporting Period	$6,494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.1%
Asset-Backed Securities	26.5%
Corporate Bonds & Notes	11.5%
Non-Agency Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	4.7%
Sovereign Issues	1.9%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	40.9%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(34.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSTNX

PIMCO StocksPLUS® Fund

Annual Shareholder Report |

March 31, 2025

PIMS2199TSRAR_033125

Institutional Class: PSTKX

PIMCO StocksPLUS® Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.79%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,368	$1,009,593
5/31/15	$1,020,921	$1,022,576
6/30/15	$999,770	$1,002,781
7/31/15	$1,020,796	$1,023,790
8/31/15	$952,462	$962,021
9/30/15	$922,739	$938,217
10/31/15	$1,000,164	$1,017,360
11/30/15	$1,002,285	$1,020,385
12/31/15	$985,846	$1,004,292
1/31/16	$931,398	$954,455
2/29/16	$925,606	$953,167
3/31/16	$994,131	$1,017,828
4/30/16	$1,001,107	$1,021,774
5/31/16	$1,020,873	$1,040,123
6/30/16	$1,022,036	$1,042,818
7/31/16	$1,063,894	$1,081,265
8/31/16	$1,066,220	$1,082,784
9/30/16	$1,067,761	$1,082,988
10/31/16	$1,049,090	$1,063,233
11/30/16	$1,087,599	$1,102,610
12/31/16	$1,109,046	$1,124,405
1/31/17	$1,132,468	$1,145,730
2/28/17	$1,178,142	$1,191,223
3/31/17	$1,179,313	$1,192,612
4/30/17	$1,191,071	$1,204,860
5/31/17	$1,208,708	$1,221,816
6/30/17	$1,215,774	$1,229,442
7/31/17	$1,241,742	$1,254,723
8/31/17	$1,245,284	$1,258,564
9/30/17	$1,271,846	$1,284,525
10/31/17	$1,302,607	$1,314,500
11/30/17	$1,341,649	$1,354,816
12/31/17	$1,357,714	$1,369,880
1/31/18	$1,436,112	$1,448,311
2/28/18	$1,381,471	$1,394,930
3/31/18	$1,342,664	$1,359,480
4/30/18	$1,347,446	$1,364,697
5/31/18	$1,379,727	$1,397,561
6/30/18	$1,386,967	$1,406,163
7/31/18	$1,438,603	$1,458,492
8/31/18	$1,485,435	$1,506,017
9/30/18	$1,494,984	$1,514,589
10/31/18	$1,391,216	$1,411,067
11/30/18	$1,414,142	$1,439,822
12/31/18	$1,280,564	$1,309,819
1/31/19	$1,390,002	$1,414,783
2/28/19	$1,435,482	$1,460,209
3/31/19	$1,466,403	$1,488,583
4/30/19	$1,526,844	$1,548,856
5/31/19	$1,430,427	$1,450,428
6/30/19	$1,532,423	$1,552,649
7/31/19	$1,554,420	$1,574,964
8/31/19	$1,528,024	$1,550,016
9/30/19	$1,555,492	$1,579,018
10/31/19	$1,589,992	$1,613,219
11/30/19	$1,646,992	$1,671,777
12/31/19	$1,700,152	$1,722,235
1/31/20	$1,701,794	$1,721,559
2/29/20	$1,562,168	$1,579,842
3/31/20	$1,334,122	$1,384,711
4/30/20	$1,521,863	$1,562,223
5/31/20	$1,601,611	$1,636,628
6/30/20	$1,639,415	$1,669,176
7/31/20	$1,736,342	$1,763,293
8/31/20	$1,865,022	$1,890,039
9/30/20	$1,792,202	$1,818,224
10/31/20	$1,744,681	$1,769,870
11/30/20	$1,938,157	$1,963,607
12/31/20	$2,014,374	$2,039,105
1/31/21	$1,993,731	$2,018,518
2/28/21	$2,045,338	$2,074,179
3/31/21	$2,134,692	$2,165,019
4/30/21	$2,250,176	$2,280,563
5/31/21	$2,267,673	$2,296,491
6/30/21	$2,318,572	$2,350,103
7/31/21	$2,374,908	$2,405,929
8/31/21	$2,447,088	$2,479,083
9/30/21	$2,330,051	$2,363,781
10/31/21	$2,487,415	$2,529,392
11/30/21	$2,467,744	$2,511,866
12/31/21	$2,577,936	$2,624,438
1/31/22	$2,435,487	$2,488,631
2/28/22	$2,352,391	$2,414,118
3/31/22	$2,429,461	$2,503,753
4/30/22	$2,207,339	$2,285,421
5/31/22	$2,203,372	$2,289,614
6/30/22	$2,006,133	$2,100,621
7/31/22	$2,196,814	$2,294,307
8/31/22	$2,101,474	$2,200,741
9/30/22	$1,891,800	$1,998,056
10/31/22	$2,037,017	$2,159,821
11/30/22	$2,154,384	$2,280,521
12/31/22	$2,031,666	$2,149,130
1/31/23	$2,170,139	$2,284,168
2/28/23	$2,113,884	$2,228,437
3/31/23	$2,180,958	$2,310,252
4/30/23	$2,217,740	$2,346,311
5/31/23	$2,226,394	$2,356,510
6/30/23	$2,371,095	$2,512,217
7/31/23	$2,451,730	$2,592,922
8/31/23	$2,412,502	$2,551,639
9/30/23	$2,295,877	$2,429,982
10/31/23	$2,243,098	$2,378,888
11/30/23	$2,452,014	$2,596,140
12/31/23	$2,570,494	$2,714,085
1/31/24	$2,615,082	$2,759,693
2/29/24	$2,757,763	$2,907,048
3/31/24	$2,849,666	$3,000,582
4/30/24	$2,731,873	$2,878,024
5/31/24	$2,867,787	$3,020,730
6/30/24	$2,969,061	$3,129,120
7/31/24	$3,003,558	$3,167,209
8/31/24	$3,072,553	$3,244,035
9/30/24	$3,139,316	$3,313,318
10/31/24	$3,106,639	$3,283,271
11/30/24	$3,293,364	$3,476,003
12/31/24	$3,212,338	$3,393,141
1/31/25	$3,305,122	$3,487,632
2/28/25	$3,267,507	$3,442,124
3/31/25	$3,079,759	$3,248,180

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	8.07%	18.21%	11.91%
S&P 500 Index	8.25%	18.59%	12.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,442,081
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	327%
Total Net Advisory Fees Paid During the Reporting Period	$6,494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.1%
Asset-Backed Securities	26.5%
Corporate Bonds & Notes	11.5%
Non-Agency Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	4.7%
Sovereign Issues	1.9%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	40.9%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(34.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSTKX

PIMCO StocksPLUS® Fund

Annual Shareholder Report |

March 31, 2025

PIMS0104TSRAR_033125

I-2: PSKPX

PIMCO StocksPLUS® Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$93	0.89%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,386	$1,009,593
5/31/15	$1,022,013	$1,022,576
6/30/15	$1,000,743	$1,002,781
7/31/15	$1,020,758	$1,023,790
8/31/15	$953,340	$962,021
9/30/15	$922,184	$938,217
10/31/15	$1,000,803	$1,017,360
11/30/15	$1,001,866	$1,020,385
12/31/15	$986,339	$1,004,292
1/31/16	$930,640	$954,455
2/29/16	$924,838	$953,167
3/31/16	$993,190	$1,017,828
4/30/16	$1,001,341	$1,021,774
5/31/16	$1,019,970	$1,040,123
6/30/16	$1,021,135	$1,042,818
7/31/16	$1,063,051	$1,081,265
8/31/16	$1,064,216	$1,082,784
9/30/16	$1,065,784	$1,082,988
10/31/16	$1,048,255	$1,063,233
11/30/16	$1,085,651	$1,102,610
12/31/16	$1,107,837	$1,124,405
1/31/17	$1,130,111	$1,145,730
2/28/17	$1,175,832	$1,191,223
3/31/17	$1,178,108	$1,192,612
4/30/17	$1,189,877	$1,204,860
5/31/17	$1,206,354	$1,221,816
6/30/17	$1,214,531	$1,229,442
7/31/17	$1,240,523	$1,254,723
8/31/17	$1,244,067	$1,258,564
9/30/17	$1,270,315	$1,284,525
10/31/17	$1,299,912	$1,314,500
11/30/17	$1,340,164	$1,354,816
12/31/17	$1,354,735	$1,369,880
1/31/18	$1,433,167	$1,448,311
2/28/18	$1,377,314	$1,394,930
3/31/18	$1,339,533	$1,359,480
4/30/18	$1,344,317	$1,364,697
5/31/18	$1,375,413	$1,397,561
6/30/18	$1,383,563	$1,406,163
7/31/18	$1,435,206	$1,458,492
8/31/18	$1,482,046	$1,506,017
9/30/18	$1,491,170	$1,514,589
10/31/18	$1,386,209	$1,411,067
11/30/18	$1,409,132	$1,439,822
12/31/18	$1,277,336	$1,309,819
1/31/19	$1,385,320	$1,414,783
2/28/19	$1,430,787	$1,460,209
3/31/19	$1,461,448	$1,488,583
4/30/19	$1,521,862	$1,548,856
5/31/19	$1,425,487	$1,450,428
6/30/19	$1,527,213	$1,552,649
7/31/19	$1,549,197	$1,574,964
8/31/19	$1,521,350	$1,550,016
9/30/19	$1,549,948	$1,579,018
10/31/19	$1,584,424	$1,613,219
11/30/19	$1,641,386	$1,671,777
12/31/19	$1,692,671	$1,722,235
1/31/20	$1,694,313	$1,721,559
2/29/20	$1,556,404	$1,579,842
3/31/20	$1,327,988	$1,384,711
4/30/20	$1,513,906	$1,562,223
5/31/20	$1,593,585	$1,636,628
6/30/20	$1,632,725	$1,669,176
7/31/20	$1,727,883	$1,763,293
8/31/20	$1,856,431	$1,890,039
9/30/20	$1,783,224	$1,818,224
10/31/20	$1,735,761	$1,769,870
11/30/20	$1,929,000	$1,963,607
12/31/20	$2,004,414	$2,039,105
1/31/21	$1,983,803	$2,018,518
2/28/21	$2,033,613	$2,074,179
3/31/21	$2,124,198	$2,165,019
4/30/21	$2,239,491	$2,280,563
5/31/21	$2,255,213	$2,296,491
6/30/21	$2,305,249	$2,350,103
7/31/21	$2,361,474	$2,405,929
8/31/21	$2,433,513	$2,479,083
9/30/21	$2,317,986	$2,363,781
10/31/21	$2,473,232	$2,529,392
11/30/21	$2,453,603	$2,511,866
12/31/21	$2,562,959	$2,624,438
1/31/22	$2,420,792	$2,488,631
2/28/22	$2,337,861	$2,414,118
3/31/22	$2,414,270	$2,503,753
4/30/22	$2,192,632	$2,285,421
5/31/22	$2,188,674	$2,289,614
6/30/22	$1,993,377	$2,100,621
7/31/22	$2,183,600	$2,294,307
8/31/22	$2,088,489	$2,200,741
9/30/22	$1,878,859	$1,998,056
10/31/22	$2,023,692	$2,159,821
11/30/22	$2,140,749	$2,280,521
12/31/22	$2,015,540	$2,149,130
1/31/23	$2,155,808	$2,284,168
2/28/23	$2,097,543	$2,228,437
3/31/23	$2,166,598	$2,310,252
4/30/23	$2,201,125	$2,346,311
5/31/23	$2,209,757	$2,356,510
6/30/23	$2,353,669	$2,512,217
7/31/23	$2,431,907	$2,592,922
8/31/23	$2,394,961	$2,551,639
9/30/23	$2,278,072	$2,429,982
10/31/23	$2,225,450	$2,378,888
11/30/23	$2,433,744	$2,596,140
12/31/23	$2,549,046	$2,714,085
1/31/24	$2,593,493	$2,759,693
2/29/24	$2,733,502	$2,907,048
3/31/24	$2,824,616	$3,000,582
4/30/24	$2,709,463	$2,878,024
5/31/24	$2,844,936	$3,020,730
6/30/24	$2,943,169	$3,129,120
7/31/24	$2,977,552	$3,167,209
8/31/24	$3,046,317	$3,244,035
9/30/24	$3,112,150	$3,313,318
10/31/24	$3,077,261	$3,283,271
11/30/24	$3,263,338	$3,476,003
12/31/24	$3,184,209	$3,393,141
1/31/25	$3,276,686	$3,487,632
2/28/25	$3,236,695	$3,442,124
3/31/25	$3,051,416	$3,248,180

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	8.03%	18.10%	11.80%
S&P 500 Index	8.25%	18.59%	12.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,442,081
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	327%
Total Net Advisory Fees Paid During the Reporting Period	$6,494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.1%
Asset-Backed Securities	26.5%
Corporate Bonds & Notes	11.5%
Non-Agency Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	4.7%
Sovereign Issues	1.9%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	40.9%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(34.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSKPX

PIMCO StocksPLUS® Fund

Annual Shareholder Report |

March 31, 2025

PIMS1924TSRAR_033125

Class R: PSPRX

PIMCO StocksPLUS® Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$149	1.44%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class R	S&P 500 Index
3/31/15	$10,000	$10,000
4/30/15	$10,076	$10,096
5/31/15	$10,195	$10,226
6/30/15	$9,986	$10,028
7/31/15	$10,182	$10,238
8/31/15	$9,496	$9,620
9/30/15	$9,185	$9,382
10/31/15	$9,964	$10,174
11/30/15	$9,975	$10,204
12/31/15	$9,811	$10,043
1/31/16	$9,259	$9,545
2/29/16	$9,199	$9,532
3/31/16	$9,872	$10,178
4/30/16	$9,944	$10,218
5/31/16	$10,125	$10,401
6/30/16	$10,137	$10,428
7/31/16	$10,534	$10,813
8/31/16	$10,558	$10,828
9/30/16	$10,560	$10,830
10/31/16	$10,379	$10,632
11/30/16	$10,753	$11,026
12/31/16	$10,954	$11,244
1/31/17	$11,183	$11,457
2/28/17	$11,630	$11,912
3/31/17	$11,628	$11,926
4/30/17	$11,750	$12,049
5/31/17	$11,907	$12,218
6/30/17	$11,978	$12,294
7/31/17	$12,233	$12,547
8/31/17	$12,258	$12,586
9/30/17	$12,511	$12,845
10/31/17	$12,803	$13,145
11/30/17	$13,180	$13,548
12/31/17	$13,337	$13,699
1/31/18	$14,092	$14,483
2/28/18	$13,544	$13,949
3/31/18	$13,163	$13,595
4/30/18	$13,212	$13,647
5/31/18	$13,507	$13,976
6/30/18	$13,566	$14,062
7/31/18	$14,071	$14,585
8/31/18	$14,526	$15,060
9/30/18	$14,613	$15,146
10/31/18	$13,576	$14,111
11/30/18	$13,798	$14,398
12/31/18	$12,501	$13,098
1/31/19	$13,554	$14,148
2/28/19	$13,979	$14,602
3/31/19	$14,280	$14,886
4/30/19	$14,858	$15,489
5/31/19	$13,910	$14,504
6/30/19	$14,900	$15,526
7/31/19	$15,111	$15,750
8/31/19	$14,839	$15,500
9/30/19	$15,100	$15,790
10/31/19	$15,439	$16,132
11/30/19	$15,980	$16,718
12/31/19	$16,470	$17,222
1/31/20	$16,487	$17,216
2/29/20	$15,128	$15,798
3/31/20	$12,903	$13,847
4/30/20	$14,705	$15,622
5/31/20	$15,477	$16,366
6/30/20	$15,834	$16,692
7/31/20	$16,765	$17,633
8/31/20	$17,990	$18,900
9/30/20	$17,281	$18,182
10/31/20	$16,808	$17,699
11/30/20	$18,682	$19,636
12/31/20	$19,400	$20,391
1/31/21	$19,205	$20,185
2/28/21	$19,666	$20,742
3/31/21	$20,525	$21,650
4/30/21	$21,625	$22,806
5/31/21	$21,769	$22,965
6/30/21	$22,267	$23,501
7/31/21	$22,793	$24,059
8/31/21	$23,463	$24,791
9/30/21	$22,332	$23,638
10/31/21	$23,842	$25,294
11/30/21	$23,639	$25,119
12/31/21	$24,662	$26,244
1/31/22	$23,288	$24,886
2/28/22	$22,489	$24,141
3/31/22	$23,211	$25,038
4/30/22	$21,077	$22,854
5/31/22	$21,015	$22,896
6/30/22	$19,138	$21,006
7/31/22	$20,945	$22,943
8/31/22	$20,021	$22,007
9/30/22	$18,011	$19,981
10/31/22	$19,387	$21,598
11/30/22	$20,496	$22,805
12/31/22	$19,294	$21,491
1/31/23	$20,620	$22,842
2/28/23	$20,081	$22,284
3/31/23	$20,710	$23,103
4/30/23	$21,046	$23,463
5/31/23	$21,091	$23,565
6/30/23	$22,457	$25,122
7/31/23	$23,203	$25,929
8/31/23	$22,841	$25,516
9/30/23	$21,732	$24,300
10/31/23	$21,207	$23,789
11/30/23	$23,168	$25,961
12/31/23	$24,262	$27,141
1/31/24	$24,678	$27,597
2/29/24	$26,018	$29,070
3/31/24	$26,865	$30,006
4/30/24	$25,737	$28,780
5/31/24	$27,006	$30,207
6/30/24	$27,952	$31,291
7/31/24	$28,262	$31,672
8/31/24	$28,906	$32,440
9/30/24	$29,504	$33,133
10/31/24	$29,165	$32,833
11/30/24	$30,908	$34,760
12/31/24	$30,139	$33,931
1/31/25	$31,002	$34,876
2/28/25	$30,610	$34,421
3/31/25	$28,847	$32,482

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class R	7.38%	17.46%	11.18%
S&P 500 Index	8.25%	18.59%	12.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,442,081
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	327%
Total Net Advisory Fees Paid During the Reporting Period	$6,494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.1%
Asset-Backed Securities	26.5%
Corporate Bonds & Notes	11.5%
Non-Agency Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	4.7%
Sovereign Issues	1.9%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	40.9%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(34.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PSPRX

PIMCO StocksPLUS® Fund

Annual Shareholder Report |

March 31, 2025

PIMS4508TSRAR_033125

Class A: PIPAX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.37%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index contributed to absolute performance, as the MSCI EAFE Hedged USD Index returned 6.76%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	MSCI EAFE Hedged USD Index
3/31/15	$9,625	$10,000
4/30/15	$9,734	$10,114
5/31/15	$9,905	$10,270
6/30/15	$9,415	$9,807
7/31/15	$9,774	$10,151
8/31/15	$8,821	$9,374
9/30/15	$8,206	$8,927
10/31/15	$8,939	$9,634
11/30/15	$9,040	$9,759
12/31/15	$8,775	$9,495
1/31/16	$8,170	$8,954
2/29/16	$7,796	$8,635
3/31/16	$8,157	$8,902
4/30/16	$8,337	$9,016
5/31/16	$8,505	$9,189
6/30/16	$8,192	$8,836
7/31/16	$8,619	$9,264
8/31/16	$8,696	$9,358
9/30/16	$8,796	$9,397
10/31/16	$8,965	$9,517
11/30/16	$9,055	$9,634
12/31/16	$9,553	$10,079
1/31/17	$9,605	$10,101
2/28/17	$9,878	$10,324
3/31/17	$10,110	$10,585
4/30/17	$10,254	$10,746
5/31/17	$10,516	$10,987
6/30/17	$10,430	$10,913
7/31/17	$10,510	$11,000
8/31/17	$10,551	$11,011
9/30/17	$10,891	$11,320
10/31/17	$11,234	$11,666
11/30/17	$11,193	$11,617
12/31/17	$11,304	$11,776
1/31/18	$11,472	$11,937
2/28/18	$11,108	$11,569
3/31/18	$10,856	$11,333
4/30/18	$11,402	$11,851
5/31/18	$11,346	$11,793
6/30/18	$11,329	$11,779
7/31/18	$11,666	$12,112
8/31/18	$11,455	$11,932
9/30/18	$11,640	$12,123
10/31/18	$10,903	$11,367
11/30/18	$10,846	$11,365
12/31/18	$10,116	$10,721
1/31/19	$10,795	$11,334
2/28/19	$11,188	$11,747
3/31/19	$11,350	$11,928
4/30/19	$11,783	$12,354
5/31/19	$11,195	$11,809
6/30/19	$11,794	$12,346
7/31/19	$11,920	$12,456
8/31/19	$11,526	$12,181
9/30/19	$11,952	$12,631
10/31/19	$12,196	$12,870
11/30/19	$12,489	$13,157
12/31/19	$12,737	$13,362
1/31/20	$12,619	$13,219
2/29/20	$11,566	$12,184
3/31/20	$9,607	$10,702
4/30/20	$10,439	$11,300
5/31/20	$10,977	$11,765
6/30/20	$11,358	$12,082
7/31/20	$11,272	$11,864
8/31/20	$11,809	$12,356
9/30/20	$11,705	$12,243
10/31/20	$11,254	$11,770
11/30/20	$12,867	$13,352
12/31/20	$13,248	$13,697
1/31/21	$13,266	$13,652
2/28/21	$13,595	$14,013
3/31/21	$14,254	$14,741
4/30/21	$14,445	$14,936
5/31/21	$14,844	$15,256
6/30/21	$14,962	$15,469
7/31/21	$15,015	$15,538
8/31/21	$15,370	$15,892
9/30/21	$15,141	$15,697
10/31/21	$15,364	$16,049
11/30/21	$14,844	$15,661
12/31/21	$15,638	$16,358
1/31/22	$15,003	$15,779
2/28/22	$14,629	$15,441
3/31/22	$14,928	$15,784
4/30/22	$14,629	$15,592
5/31/22	$14,536	$15,574
6/30/22	$13,483	$14,636
7/31/22	$14,301	$15,417
8/31/22	$13,959	$15,098
9/30/22	$12,944	$14,224
10/31/22	$13,661	$15,010
11/30/22	$14,514	$16,057
12/31/22	$14,190	$15,605
1/31/23	$15,284	$16,642
2/28/23	$15,429	$16,779
3/31/23	$15,368	$16,904
4/30/23	$15,763	$17,331
5/31/23	$15,514	$17,102
6/30/23	$16,142	$17,756
7/31/23	$16,527	$18,098
8/31/23	$16,228	$17,812
9/30/23	$16,078	$17,659
10/31/23	$15,463	$17,112
11/30/23	$16,539	$18,145
12/31/23	$17,093	$18,717
1/31/24	$17,663	$19,232
2/29/24	$18,142	$19,850
3/31/24	$18,920	$20,684
4/30/24	$18,756	$20,551
5/31/24	$19,292	$21,108
6/30/24	$19,215	$21,036
7/31/24	$19,433	$21,247
8/31/24	$19,602	$21,382
9/30/24	$19,649	$21,346
10/31/24	$19,146	$21,077
11/30/24	$19,448	$21,236
12/31/24	$19,550	$21,364
1/31/25	$20,607	$22,434
2/28/25	$20,916	$22,685
3/31/25	$20,323	$22,083

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.42%	16.17%	7.76%
Class A (including sales charge)	3.39%	15.28%	7.35%
MSCI EAFE Hedged USD Index	6.76%	15.59%	8.24%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,099,249
# of Portfolio Holdings	1,483
Portfolio Turnover Rate	565%
Total Net Advisory Fees Paid During the Reporting Period	$13,156
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.9%
Asset-Backed Securities	27.5%
Non-Agency Mortgage-Backed Securities	8.7%
Sovereign Issues	7.1%
U.S. Treasury Obligations	6.5%
Corporate Bonds & Notes	6.0%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	41.9%
Affiliated Investments	10.4%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(60.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PIPAX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS4044TSRAR_033125

Class C: PIPCX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.12%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index contributed to absolute performance, as the MSCI EAFE Hedged USD Index returned 6.76%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	MSCI EAFE Hedged USD Index
3/31/15	$10,000	$10,000
4/30/15	$10,094	$10,114
5/31/15	$10,283	$10,270
6/30/15	$9,758	$9,807
7/31/15	$10,114	$10,151
8/31/15	$9,127	$9,374
9/30/15	$8,486	$8,927
10/31/15	$9,242	$9,634
11/30/15	$9,340	$9,759
12/31/15	$9,071	$9,495
1/31/16	$8,430	$8,954
2/29/16	$8,044	$8,635
3/31/16	$8,415	$8,902
4/30/16	$8,586	$9,016
5/31/16	$8,758	$9,189
6/30/16	$8,428	$8,836
7/31/16	$8,857	$9,264
8/31/16	$8,928	$9,358
9/30/16	$9,022	$9,397
10/31/16	$9,193	$9,517
11/30/16	$9,294	$9,634
12/31/16	$9,795	$10,079
1/31/17	$9,838	$10,101
2/28/17	$10,110	$10,324
3/31/17	$10,351	$10,585
4/30/17	$10,495	$10,746
5/31/17	$10,755	$10,987
6/30/17	$10,661	$10,913
7/31/17	$10,735	$11,000
8/31/17	$10,750	$11,011
9/30/17	$11,089	$11,320
10/31/17	$11,452	$11,666
11/30/17	$11,407	$11,617
12/31/17	$11,493	$11,776
1/31/18	$11,663	$11,937
2/28/18	$11,277	$11,569
3/31/18	$11,015	$11,333
4/30/18	$11,570	$11,851
5/31/18	$11,509	$11,793
6/30/18	$11,476	$11,779
7/31/18	$11,816	$12,112
8/31/18	$11,584	$11,932
9/30/18	$11,781	$12,123
10/31/18	$11,018	$11,367
11/30/18	$10,955	$11,365
12/31/18	$10,214	$10,721
1/31/19	$10,899	$11,334
2/28/19	$11,283	$11,747
3/31/19	$11,436	$11,928
4/30/19	$11,863	$12,354
5/31/19	$11,265	$11,809
6/30/19	$11,861	$12,346
7/31/19	$12,000	$12,456
8/31/19	$11,583	$12,181
9/30/19	$11,995	$12,631
10/31/19	$12,247	$12,870
11/30/19	$12,518	$13,157
12/31/19	$12,767	$13,362
1/31/20	$12,635	$13,219
2/29/20	$11,580	$12,184
3/31/20	$9,616	$10,702
4/30/20	$10,423	$11,300
5/31/20	$10,962	$11,765
6/30/20	$11,347	$12,082
7/31/20	$11,250	$11,864
8/31/20	$11,770	$12,356
9/30/20	$11,654	$12,243
10/31/20	$11,212	$11,770
11/30/20	$12,808	$13,352
12/31/20	$13,174	$13,697
1/31/21	$13,193	$13,652
2/28/21	$13,501	$14,013
3/31/21	$14,135	$14,741
4/30/21	$14,347	$14,936
5/31/21	$14,712	$15,256
6/30/21	$14,825	$15,469
7/31/21	$14,864	$15,538
8/31/21	$15,199	$15,892
9/30/21	$14,979	$15,697
10/31/21	$15,186	$16,049
11/30/21	$14,668	$15,661
12/31/21	$15,441	$16,358
1/31/22	$14,796	$15,779
2/28/22	$14,421	$15,441
3/31/22	$14,712	$15,784
4/30/22	$14,400	$15,592
5/31/22	$14,317	$15,574
6/30/22	$13,274	$14,636
7/31/22	$14,038	$15,417
8/31/22	$13,698	$15,098
9/30/22	$12,715	$14,224
10/31/22	$13,407	$15,010
11/30/22	$14,229	$16,057
12/31/22	$13,903	$15,605
1/31/23	$14,970	$16,642
2/28/23	$15,110	$16,779
3/31/23	$15,044	$16,904
4/30/23	$15,418	$17,331
5/31/23	$15,161	$17,102
6/30/23	$15,754	$17,756
7/31/23	$16,140	$18,098
8/31/23	$15,827	$17,812
9/30/23	$15,654	$17,659
10/31/23	$15,058	$17,112
11/30/23	$16,100	$18,145
12/31/23	$16,618	$18,717
1/31/24	$17,161	$19,232
2/29/24	$17,626	$19,850
3/31/24	$18,355	$20,684
4/30/24	$18,196	$20,551
5/31/24	$18,699	$21,108
6/30/24	$18,614	$21,036
7/31/24	$18,835	$21,247
8/31/24	$18,974	$21,382
9/30/24	$18,997	$21,346
10/31/24	$18,506	$21,077
11/30/24	$18,766	$21,236
12/31/24	$18,879	$21,364
1/31/25	$19,888	$22,434
2/28/25	$20,185	$22,685
3/31/25	$19,591	$22,083

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.73%	15.30%	6.96%
Class C (including sales charge)	5.78%	15.30%	6.96%
MSCI EAFE Hedged USD Index	6.76%	15.59%	8.24%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,099,249
# of Portfolio Holdings	1,483
Portfolio Turnover Rate	565%
Total Net Advisory Fees Paid During the Reporting Period	$13,156
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.9%
Asset-Backed Securities	27.5%
Non-Agency Mortgage-Backed Securities	8.7%
Sovereign Issues	7.1%
U.S. Treasury Obligations	6.5%
Corporate Bonds & Notes	6.0%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	41.9%
Affiliated Investments	10.4%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(60.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PIPCX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS4244TSRAR_033125

I-3: PISNX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$116	1.12%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index contributed to absolute performance, as the MSCI EAFE Hedged USD Index returned 6.76%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	MSCI EAFE Hedged USD Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,012,009	$1,011,408
5/31/15	$1,031,294	$1,026,999
6/30/15	$979,336	$980,722
7/31/15	$1,016,257	$1,015,112
8/31/15	$917,348	$937,360
9/30/15	$854,131	$892,720
10/31/15	$930,976	$963,427
11/30/15	$942,214	$975,856
12/31/15	$914,088	$949,499
1/31/16	$850,984	$895,404
2/29/16	$812,325	$863,527
3/31/16	$850,778	$890,195
4/30/16	$869,949	$901,563
5/31/16	$886,545	$918,937
6/30/16	$854,711	$883,622
7/31/16	$899,719	$926,372
8/31/16	$907,339	$935,790
9/30/16	$918,123	$939,684
10/31/16	$934,840	$951,658
11/30/16	$946,378	$963,393
12/31/16	$997,114	$1,007,881
1/31/17	$1,003,477	$1,010,085
2/28/17	$1,031,919	$1,032,381
3/31/17	$1,056,957	$1,058,498
4/30/17	$1,072,524	$1,074,628
5/31/17	$1,099,852	$1,098,650
6/30/17	$1,090,554	$1,091,256
7/31/17	$1,099,780	$1,099,999
8/31/17	$1,102,316	$1,101,052
9/30/17	$1,138,576	$1,132,038
10/31/17	$1,176,746	$1,166,557
11/30/17	$1,172,497	$1,161,695
12/31/17	$1,183,240	$1,177,638
1/31/18	$1,201,246	$1,193,713
2/28/18	$1,163,399	$1,156,888
3/31/18	$1,136,718	$1,133,322
4/30/18	$1,193,878	$1,185,092
5/31/18	$1,189,654	$1,179,283
6/30/18	$1,187,856	$1,177,928
7/31/18	$1,223,167	$1,211,202
8/31/18	$1,200,568	$1,193,162
9/30/18	$1,220,879	$1,212,258
10/31/18	$1,143,771	$1,136,721
11/30/18	$1,138,059	$1,136,478
12/31/18	$1,063,148	$1,072,083
1/31/19	$1,134,429	$1,133,432
2/28/19	$1,173,861	$1,174,662
3/31/19	$1,192,578	$1,192,817
4/30/19	$1,237,727	$1,235,372
5/31/19	$1,177,009	$1,180,934
6/30/19	$1,239,456	$1,234,609
7/31/19	$1,253,702	$1,245,642
8/31/19	$1,212,545	$1,218,082
9/30/19	$1,257,573	$1,263,123
10/31/19	$1,283,738	$1,286,986
11/30/19	$1,313,174	$1,315,677
12/31/19	$1,340,855	$1,336,241
1/31/20	$1,328,929	$1,321,926
2/29/20	$1,216,481	$1,218,376
3/31/20	$1,012,114	$1,070,158
4/30/20	$1,099,065	$1,130,009
5/31/20	$1,156,453	$1,176,474
6/30/20	$1,196,451	$1,208,234
7/31/20	$1,187,756	$1,186,365
8/31/20	$1,245,144	$1,235,641
9/30/20	$1,232,970	$1,224,337
10/31/20	$1,187,756	$1,177,037
11/30/20	$1,356,441	$1,335,190
12/31/20	$1,398,178	$1,369,664
1/31/21	$1,399,917	$1,365,227
2/28/21	$1,434,698	$1,401,273
3/31/21	$1,504,259	$1,474,101
4/30/21	$1,525,127	$1,493,553
5/31/21	$1,566,864	$1,525,610
6/30/21	$1,579,485	$1,546,930
7/31/21	$1,586,600	$1,553,773
8/31/21	$1,623,952	$1,589,181
9/30/21	$1,600,222	$1,569,688
10/31/21	$1,624,355	$1,604,943
11/30/21	$1,570,519	$1,566,061
12/31/21	$1,654,473	$1,635,779
1/31/22	$1,587,173	$1,577,857
2/28/22	$1,547,914	$1,544,084
3/31/22	$1,579,695	$1,578,426
4/30/22	$1,547,914	$1,559,216
5/31/22	$1,540,436	$1,557,364
6/30/22	$1,428,224	$1,463,569
7/31/22	$1,513,803	$1,541,726
8/31/22	$1,477,670	$1,509,849
9/30/22	$1,371,295	$1,422,371
10/31/22	$1,448,769	$1,501,039
11/30/22	$1,537,865	$1,605,704
12/31/22	$1,504,671	$1,560,459
1/31/23	$1,619,940	$1,664,161
2/28/23	$1,636,407	$1,677,851
3/31/23	$1,630,744	$1,690,423
4/30/23	$1,672,186	$1,733,067
5/31/23	$1,647,321	$1,710,232
6/30/23	$1,715,009	$1,775,563
7/31/23	$1,755,437	$1,809,843
8/31/23	$1,723,520	$1,781,158
9/30/23	$1,707,234	$1,765,893
10/31/23	$1,643,922	$1,711,204
11/30/23	$1,757,447	$1,814,474
12/31/23	$1,816,433	$1,871,703
1/31/24	$1,877,509	$1,923,205
2/29/24	$1,929,536	$1,985,015
3/31/24	$2,012,146	$2,068,412
4/30/24	$1,995,975	$2,055,095
5/31/24	$2,053,729	$2,110,815
6/30/24	$2,046,940	$2,103,617
7/31/24	$2,070,881	$2,124,696
8/31/24	$2,087,639	$2,138,219
9/30/24	$2,093,453	$2,134,602
10/31/24	$2,041,365	$2,107,749
11/30/24	$2,071,130	$2,123,571
12/31/24	$2,083,545	$2,136,440
1/31/25	$2,197,886	$2,243,381
2/28/25	$2,230,918	$2,268,543
3/31/25	$2,167,395	$2,208,274

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	7.72%	16.45%	8.04%
MSCI EAFE Hedged USD Index	6.76%	15.59%	8.24%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,099,249
# of Portfolio Holdings	1,483
Portfolio Turnover Rate	565%
Total Net Advisory Fees Paid During the Reporting Period	$13,156
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.9%
Asset-Backed Securities	27.5%
Non-Agency Mortgage-Backed Securities	8.7%
Sovereign Issues	7.1%
U.S. Treasury Obligations	6.5%
Corporate Bonds & Notes	6.0%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	41.9%
Affiliated Investments	10.4%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(60.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PISNX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS2200TSRAR_033125

Institutional Class: PISIX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.97%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index contributed to absolute performance, as the MSCI EAFE Hedged USD Index returned 6.76%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	MSCI EAFE Hedged USD Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,012,136	$1,011,408
5/31/15	$1,031,553	$1,026,999
6/30/15	$979,706	$980,722
7/31/15	$1,016,770	$1,015,112
8/31/15	$917,934	$937,360
9/30/15	$854,785	$892,720
10/31/15	$931,804	$963,427
11/30/15	$943,167	$975,856
12/31/15	$915,129	$949,499
1/31/16	$852,061	$895,404
2/29/16	$813,448	$863,527
3/31/16	$852,061	$890,195
4/30/16	$871,367	$901,563
5/31/16	$888,100	$918,937
6/30/16	$856,314	$883,622
7/31/16	$901,520	$926,372
8/31/16	$909,269	$935,790
9/30/16	$920,189	$939,684
10/31/16	$937,061	$951,658
11/30/16	$948,742	$963,393
12/31/16	$999,729	$1,007,881
1/31/17	$1,006,238	$1,010,085
2/28/17	$1,034,876	$1,032,381
3/31/17	$1,060,120	$1,058,498
4/30/17	$1,075,864	$1,074,628
5/31/17	$1,103,417	$1,098,650
6/30/17	$1,094,225	$1,091,256
7/31/17	$1,103,624	$1,099,999
8/31/17	$1,106,309	$1,101,052
9/30/17	$1,142,839	$1,132,038
10/31/17	$1,181,300	$1,166,557
11/30/17	$1,177,179	$1,161,695
12/31/17	$1,188,115	$1,177,638
1/31/18	$1,206,351	$1,193,713
2/28/18	$1,168,477	$1,156,888
3/31/18	$1,141,825	$1,133,322
4/30/18	$1,199,337	$1,185,092
5/31/18	$1,195,129	$1,179,283
6/30/18	$1,192,838	$1,177,928
7/31/18	$1,229,411	$1,211,202
8/31/18	$1,206,904	$1,193,162
9/30/18	$1,227,968	$1,212,258
10/31/18	$1,149,799	$1,136,721
11/30/18	$1,144,114	$1,136,478
12/31/18	$1,068,158	$1,072,083
1/31/19	$1,140,576	$1,133,432
2/28/19	$1,181,310	$1,174,662
3/31/19	$1,199,814	$1,192,817
4/30/19	$1,244,711	$1,235,372
5/31/19	$1,184,333	$1,180,934
6/30/19	$1,246,684	$1,234,609
7/31/19	$1,262,424	$1,245,642
8/31/19	$1,219,924	$1,218,082
9/30/19	$1,265,080	$1,263,123
10/31/19	$1,292,723	$1,286,986
11/30/19	$1,321,992	$1,315,677
12/31/19	$1,349,771	$1,336,241
1/31/20	$1,337,916	$1,321,926
2/29/20	$1,226,141	$1,218,376
3/31/20	$1,020,091	$1,070,158
4/30/20	$1,106,539	$1,130,009
5/31/20	$1,165,324	$1,176,474
6/30/20	$1,206,819	$1,208,234
7/31/20	$1,198,175	$1,186,365
8/31/20	$1,255,230	$1,235,641
9/30/20	$1,243,128	$1,224,337
10/31/20	$1,196,446	$1,177,037
11/30/20	$1,367,613	$1,335,190
12/31/20	$1,410,838	$1,369,664
1/31/21	$1,412,567	$1,365,227
2/28/21	$1,447,146	$1,401,273
3/31/21	$1,518,034	$1,474,101
4/30/21	$1,540,510	$1,493,553
5/31/21	$1,582,005	$1,525,610
6/30/21	$1,594,648	$1,546,930
7/31/21	$1,601,720	$1,553,773
8/31/21	$1,638,846	$1,589,181
9/30/21	$1,615,645	$1,569,688
10/31/21	$1,639,622	$1,604,943
11/30/21	$1,586,136	$1,566,061
12/31/21	$1,670,404	$1,635,779
1/31/22	$1,603,513	$1,577,857
2/28/22	$1,562,636	$1,544,084
3/31/22	$1,596,081	$1,578,426
4/30/22	$1,564,494	$1,559,216
5/31/22	$1,557,062	$1,557,364
6/30/22	$1,444,009	$1,463,569
7/31/22	$1,530,952	$1,541,726
8/31/22	$1,495,041	$1,509,849
9/30/22	$1,387,876	$1,422,371
10/31/22	$1,464,874	$1,501,039
11/30/22	$1,555,346	$1,605,704
12/31/22	$1,523,005	$1,560,459
1/31/23	$1,639,530	$1,664,161
2/28/23	$1,655,884	$1,677,851
3/31/23	$1,650,950	$1,690,423
4/30/23	$1,692,121	$1,733,067
5/31/23	$1,667,418	$1,710,232
6/30/23	$1,734,878	$1,775,563
7/31/23	$1,777,141	$1,809,843
8/31/23	$1,745,444	$1,781,158
9/30/23	$1,729,985	$1,765,893
10/31/23	$1,664,948	$1,711,204
11/30/23	$1,779,847	$1,814,474
12/31/23	$1,840,778	$1,871,703
1/31/24	$1,901,389	$1,923,205
2/29/24	$1,955,265	$1,985,015
3/31/24	$2,037,809	$2,068,412
4/30/24	$2,021,764	$2,055,095
5/31/24	$2,081,362	$2,110,815
6/30/24	$2,072,892	$2,103,617
7/31/24	$2,099,011	$2,124,696
8/31/24	$2,118,007	$2,138,219
9/30/24	$2,122,103	$2,134,602
10/31/24	$2,070,465	$2,107,749
11/30/24	$2,099,972	$2,123,571
12/31/24	$2,114,625	$2,136,440
1/31/25	$2,230,425	$2,243,381
2/28/25	$2,263,152	$2,268,543
3/31/25	$2,197,699	$2,208,274

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.85%	16.59%	8.19%
MSCI EAFE Hedged USD Index	6.76%	15.59%	8.24%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,099,249
# of Portfolio Holdings	1,483
Portfolio Turnover Rate	565%
Total Net Advisory Fees Paid During the Reporting Period	$13,156
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.9%
Asset-Backed Securities	27.5%
Non-Agency Mortgage-Backed Securities	8.7%
Sovereign Issues	7.1%
U.S. Treasury Obligations	6.5%
Corporate Bonds & Notes	6.0%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	41.9%
Affiliated Investments	10.4%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(60.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PISIX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS0327TSRAR_033125

I-2: PIUHX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$111	1.07%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index contributed to absolute performance, as the MSCI EAFE Hedged USD Index returned 6.76%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	MSCI EAFE Hedged USD Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,010,989	$1,011,408
5/31/15	$1,030,525	$1,026,999
6/30/15	$978,217	$980,722
7/31/15	$1,015,507	$1,015,112
8/31/15	$917,312	$937,360
9/30/15	$853,614	$892,720
10/31/15	$931,100	$963,427
11/30/15	$941,262	$975,856
12/31/15	$914,044	$949,499
1/31/16	$850,605	$895,404
2/29/16	$811,764	$863,527
3/31/16	$850,605	$890,195
4/30/16	$870,025	$901,563
5/31/16	$886,856	$918,937
6/30/16	$854,652	$883,622
7/31/16	$898,813	$926,372
8/31/16	$906,606	$935,790
9/30/16	$917,287	$939,684
10/31/16	$935,554	$951,658
11/30/16	$945,993	$963,393
12/31/16	$998,336	$1,007,881
1/31/17	$1,003,570	$1,010,085
2/28/17	$1,032,356	$1,032,381
3/31/17	$1,057,583	$1,058,498
4/30/17	$1,072,089	$1,074,628
5/31/17	$1,099,781	$1,098,650
6/30/17	$1,091,715	$1,091,256
7/31/17	$1,099,812	$1,099,999
8/31/17	$1,103,860	$1,101,052
9/30/17	$1,140,349	$1,132,038
10/31/17	$1,176,244	$1,166,557
11/30/17	$1,173,483	$1,161,695
12/31/17	$1,184,200	$1,177,638
1/31/18	$1,202,527	$1,193,713
2/28/18	$1,164,463	$1,156,888
3/31/18	$1,137,678	$1,133,322
4/30/18	$1,195,478	$1,185,092
5/31/18	$1,189,839	$1,179,283
6/30/18	$1,188,743	$1,177,928
7/31/18	$1,224,081	$1,211,202
8/31/18	$1,201,465	$1,193,162
9/30/18	$1,222,320	$1,212,258
10/31/18	$1,145,211	$1,136,721
11/30/18	$1,139,500	$1,136,478
12/31/18	$1,063,159	$1,072,083
1/31/19	$1,135,958	$1,133,432
2/28/19	$1,175,390	$1,174,662
3/31/19	$1,193,510	$1,192,817
4/30/19	$1,238,636	$1,235,372
5/31/19	$1,177,949	$1,180,934
6/30/19	$1,240,486	$1,234,609
7/31/19	$1,256,309	$1,245,642
8/31/19	$1,213,588	$1,218,082
9/30/19	$1,258,740	$1,263,123
10/31/19	$1,284,895	$1,286,986
11/30/19	$1,315,955	$1,315,677
12/31/19	$1,343,646	$1,336,241
1/31/20	$1,330,022	$1,321,926
2/29/20	$1,219,329	$1,218,376
3/31/20	$1,013,480	$1,070,158
4/30/20	$1,100,400	$1,130,009
5/31/20	$1,157,766	$1,176,474
6/30/20	$1,199,488	$1,208,234
7/31/20	$1,190,796	$1,186,365
8/31/20	$1,248,163	$1,235,641
9/30/20	$1,235,994	$1,224,337
10/31/20	$1,189,057	$1,177,037
11/30/20	$1,359,420	$1,335,190
12/31/20	$1,401,141	$1,369,664
1/31/21	$1,402,879	$1,365,227
2/28/21	$1,437,647	$1,401,273
3/31/21	$1,507,182	$1,474,101
4/30/21	$1,529,782	$1,493,553
5/31/21	$1,571,503	$1,525,610
6/30/21	$1,583,971	$1,546,930
7/31/21	$1,591,082	$1,553,773
8/31/21	$1,626,637	$1,589,181
9/30/21	$1,604,804	$1,569,688
10/31/21	$1,628,923	$1,604,943
11/30/21	$1,575,120	$1,566,061
12/31/21	$1,657,561	$1,635,779
1/31/22	$1,590,287	$1,577,857
2/28/22	$1,551,044	$1,544,084
3/31/22	$1,584,681	$1,578,426
4/30/22	$1,552,913	$1,559,216
5/31/22	$1,543,569	$1,557,364
6/30/22	$1,431,476	$1,463,569
7/31/22	$1,518,923	$1,541,726
8/31/22	$1,482,804	$1,509,849
9/30/22	$1,376,550	$1,422,371
10/31/22	$1,452,057	$1,501,039
11/30/22	$1,543,052	$1,605,704
12/31/22	$1,510,046	$1,560,459
1/31/23	$1,625,254	$1,664,161
2/28/23	$1,641,712	$1,677,851
3/31/23	$1,636,459	$1,690,423
4/30/23	$1,677,889	$1,733,067
5/31/23	$1,653,031	$1,710,232
6/30/23	$1,720,635	$1,775,563
7/31/23	$1,761,045	$1,809,843
8/31/23	$1,729,142	$1,781,158
9/30/23	$1,713,162	$1,765,893
10/31/23	$1,649,873	$1,711,204
11/30/23	$1,763,356	$1,814,474
12/31/23	$1,821,925	$1,871,703
1/31/24	$1,882,957	$1,923,205
2/29/24	$1,937,208	$1,985,015
3/31/24	$2,019,993	$2,068,412
4/30/24	$2,003,833	$2,055,095
5/31/24	$2,061,547	$2,110,815
6/30/24	$2,052,613	$2,103,617
7/31/24	$2,078,929	$2,124,696
8/31/24	$2,095,675	$2,138,219
9/30/24	$2,101,775	$2,134,602
10/31/24	$2,049,726	$2,107,749
11/30/24	$2,079,468	$2,123,571
12/31/24	$2,093,644	$2,136,440
1/31/25	$2,207,843	$2,243,381
2/28/25	$2,240,833	$2,268,543
3/31/25	$2,174,852	$2,208,274

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	7.67%	16.50%	8.08%
MSCI EAFE Hedged USD Index	6.76%	15.59%	8.24%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,099,249
# of Portfolio Holdings	1,483
Portfolio Turnover Rate	565%
Total Net Advisory Fees Paid During the Reporting Period	$13,156
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.9%
Asset-Backed Securities	27.5%
Non-Agency Mortgage-Backed Securities	8.7%
Sovereign Issues	7.1%
U.S. Treasury Obligations	6.5%
Corporate Bonds & Notes	6.0%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	41.9%
Affiliated Investments	10.4%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(60.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PIUHX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2025

PIMS2057TSRAR_033125

Class A: PPUAX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.19%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance, as the MSCI EAFE Index returned 4.88%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	MSCI EAFE Index
3/31/15	$9,622	$10,000
4/30/15	$10,030	$10,408
5/31/15	$10,000	$10,355
6/30/15	$9,653	$10,062
7/31/15	$9,853	$10,271
8/31/15	$8,947	$9,515
9/30/15	$8,297	$9,032
10/31/15	$9,003	$9,738
11/30/15	$8,893	$9,586
12/31/15	$8,763	$9,457
1/31/16	$8,042	$8,773
2/29/16	$7,802	$8,613
3/31/16	$8,411	$9,173
4/30/16	$8,747	$9,439
5/31/16	$8,667	$9,353
6/30/16	$8,362	$9,039
7/31/16	$8,843	$9,497
8/31/16	$8,859	$9,504
9/30/16	$9,003	$9,620
10/31/16	$8,891	$9,424
11/30/16	$8,683	$9,236
12/31/16	$9,051	$9,552
1/31/17	$9,356	$9,829
2/28/17	$9,516	$9,969
3/31/17	$9,788	$10,244
4/30/17	$10,029	$10,505
5/31/17	$10,413	$10,890
6/30/17	$10,411	$10,871
7/31/17	$10,718	$11,184
8/31/17	$10,734	$11,180
9/30/17	$11,028	$11,458
10/31/17	$11,208	$11,632
11/30/17	$11,306	$11,754
12/31/17	$11,440	$11,943
1/31/18	$12,033	$12,542
2/28/18	$11,491	$11,976
3/31/18	$11,255	$11,760
4/30/18	$11,546	$12,029
5/31/18	$11,290	$11,758
6/30/18	$11,159	$11,615
7/31/18	$11,436	$11,901
8/31/18	$11,142	$11,671
9/30/18	$11,258	$11,772
10/31/18	$10,348	$10,835
11/30/18	$10,260	$10,821
12/31/18	$9,694	$10,296
1/31/19	$10,388	$10,973
2/28/19	$10,646	$11,252
3/31/19	$10,725	$11,323
4/30/19	$11,062	$11,642
5/31/19	$10,487	$11,083
6/30/19	$11,129	$11,740
7/31/19	$10,990	$11,591
8/31/19	$10,613	$11,291
9/30/19	$10,911	$11,614
10/31/19	$11,351	$12,032
11/30/19	$11,471	$12,167
12/31/19	$11,889	$12,563
1/31/20	$11,687	$12,300
2/29/20	$10,599	$11,188
3/31/20	$8,786	$9,695
4/30/20	$9,491	$10,321
5/31/20	$9,954	$10,771
6/30/20	$10,368	$11,138
7/31/20	$10,652	$11,397
8/31/20	$11,261	$11,983
9/30/20	$10,997	$11,672
10/31/20	$10,591	$11,206
11/30/20	$12,275	$12,943
12/31/20	$12,884	$13,545
1/31/21	$12,783	$13,400
2/28/21	$13,026	$13,701
3/31/21	$13,290	$14,016
4/30/21	$13,716	$14,438
5/31/21	$14,223	$14,908
6/30/21	$14,002	$14,741
7/31/21	$14,091	$14,852
8/31/21	$14,338	$15,114
9/30/21	$13,906	$14,675
10/31/21	$14,136	$15,036
11/30/21	$13,445	$14,336
12/31/21	$14,170	$15,070
1/31/22	$13,445	$14,342
2/28/22	$13,123	$14,088
3/31/22	$13,131	$14,179
4/30/22	$12,227	$13,262
5/31/22	$12,299	$13,361
6/30/22	$11,015	$12,121
7/31/22	$11,600	$12,725
8/31/22	$11,006	$12,121
9/30/22	$9,820	$10,987
10/31/22	$10,292	$11,578
11/30/22	$11,464	$12,882
12/31/22	$11,509	$12,892
1/31/23	$12,503	$13,936
2/28/23	$12,241	$13,645
3/31/23	$12,425	$13,984
4/30/23	$12,778	$14,378
5/31/23	$12,281	$13,770
6/30/23	$12,818	$14,397
7/31/23	$13,250	$14,862
8/31/23	$12,739	$14,293
9/30/23	$12,271	$13,805
10/31/23	$11,705	$13,245
11/30/23	$12,850	$14,475
12/31/23	$13,602	$15,244
1/31/24	$13,708	$15,331
2/29/24	$13,962	$15,612
3/31/24	$14,427	$16,125
4/30/24	$14,005	$15,712
5/31/24	$14,577	$16,321
6/30/24	$14,331	$16,058
7/31/24	$14,804	$16,529
8/31/24	$15,263	$17,066
9/30/24	$15,443	$17,224
10/31/24	$14,507	$16,287
11/30/24	$14,507	$16,195
12/31/24	$14,158	$15,826
1/31/25	$14,938	$16,658
2/28/25	$15,299	$16,981
3/31/25	$15,243	$16,913

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.65%	11.65%	4.71%
Class A (including sales charge)	1.72%	10.80%	4.31%
MSCI EAFE Index	4.88%	11.77%	5.40%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$153,580
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	525%
Total Net Advisory Fees Paid During the Reporting Period	$688
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.3%
Asset-Backed Securities	30.0%
Non-Agency Mortgage-Backed Securities	9.4%
Sovereign Issues	8.4%
U.S. Treasury Obligations	7.3%
Corporate Bonds & Notes	6.6%
Common Stocks	1.4%
Short-Term Instruments	16.4%
Affiliated Investments	11.7%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPUAX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report |

March 31, 2025

PIMS4056TSRAR_033125

Class C: PPUCX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance, as the MSCI EAFE Index returned 4.88%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	MSCI EAFE Index
3/31/15	$10,000	$10,000
4/30/15	$10,405	$10,408
5/31/15	$10,372	$10,355
6/30/15	$10,021	$10,062
7/31/15	$10,218	$10,271
8/31/15	$9,265	$9,515
9/30/15	$8,586	$9,032
10/31/15	$9,324	$9,738
11/30/15	$9,190	$9,586
12/31/15	$9,050	$9,457
1/31/16	$8,298	$8,773
2/29/16	$8,058	$8,613
3/31/16	$8,674	$9,173
4/30/16	$9,016	$9,439
5/31/16	$8,931	$9,353
6/30/16	$8,623	$9,039
7/31/16	$9,102	$9,497
8/31/16	$9,102	$9,504
9/30/16	$9,256	$9,620
10/31/16	$9,136	$9,424
11/30/16	$8,913	$9,236
12/31/16	$9,290	$9,552
1/31/17	$9,581	$9,829
2/28/17	$9,752	$9,969
3/31/17	$10,025	$10,244
4/30/17	$10,265	$10,505
5/31/17	$10,641	$10,890
6/30/17	$10,644	$10,871
7/31/17	$10,955	$11,184
8/31/17	$10,955	$11,180
9/30/17	$11,248	$11,458
10/31/17	$11,422	$11,632
11/30/17	$11,509	$11,754
12/31/17	$11,650	$11,943
1/31/18	$12,246	$12,542
2/28/18	$11,686	$11,976
3/31/18	$11,438	$11,760
4/30/18	$11,729	$12,029
5/31/18	$11,456	$11,758
6/30/18	$11,321	$11,615
7/31/18	$11,597	$11,901
8/31/18	$11,284	$11,671
9/30/18	$11,403	$11,772
10/31/18	$10,473	$10,835
11/30/18	$10,380	$10,821
12/31/18	$9,793	$10,296
1/31/19	$10,491	$10,973
2/28/19	$10,724	$11,252
3/31/19	$10,809	$11,323
4/30/19	$11,147	$11,642
5/31/19	$10,555	$11,083
6/30/19	$11,204	$11,740
7/31/19	$11,056	$11,591
8/31/19	$10,653	$11,291
9/30/19	$10,970	$11,614
10/31/19	$11,395	$12,032
11/30/19	$11,502	$12,167
12/31/19	$11,942	$12,563
1/31/20	$11,706	$12,300
2/29/20	$10,615	$11,188
3/31/20	$8,796	$9,695
4/30/20	$9,481	$10,321
5/31/20	$9,951	$10,771
6/30/20	$10,358	$11,138
7/31/20	$10,637	$11,397
8/31/20	$11,219	$11,983
9/30/20	$10,982	$11,672
10/31/20	$10,551	$11,206
11/30/20	$12,209	$12,943
12/31/20	$12,812	$13,545
1/31/21	$12,705	$13,400
2/28/21	$12,942	$13,701
3/31/21	$13,200	$14,016
4/30/21	$13,609	$14,438
5/31/21	$14,104	$14,908
6/30/21	$13,872	$14,741
7/31/21	$13,967	$14,852
8/31/21	$14,207	$15,114
9/30/21	$13,768	$14,675
10/31/21	$13,988	$15,036
11/30/21	$13,299	$14,336
12/31/21	$13,995	$15,070
1/31/22	$13,271	$14,342
2/28/22	$12,952	$14,088
3/31/22	$12,951	$14,179
4/30/22	$12,043	$13,262
5/31/22	$12,110	$13,361
6/30/22	$10,844	$12,121
7/31/22	$11,407	$12,725
8/31/22	$10,825	$12,121
9/30/22	$9,653	$10,987
10/31/22	$10,103	$11,578
11/30/22	$11,248	$12,882
12/31/22	$11,285	$12,892
1/31/23	$12,256	$13,936
2/28/23	$11,991	$13,645
3/31/23	$12,153	$13,984
4/30/23	$12,506	$14,378
5/31/23	$12,006	$13,770
6/30/23	$12,521	$14,397
7/31/23	$12,933	$14,862
8/31/23	$12,432	$14,293
9/30/23	$11,973	$13,805
10/31/23	$11,412	$13,245
11/30/23	$12,506	$14,475
12/31/23	$13,235	$15,244
1/31/24	$13,340	$15,331
2/29/24	$13,565	$15,612
3/31/24	$14,022	$16,125
4/30/24	$13,608	$15,712
5/31/24	$14,144	$16,321
6/30/24	$13,895	$16,058
7/31/24	$14,349	$16,529
8/31/24	$14,788	$17,066
9/30/24	$14,950	$17,224
10/31/24	$14,038	$16,287
11/30/24	$14,022	$16,195
12/31/24	$13,680	$15,826
1/31/25	$14,415	$16,658
2/28/25	$14,758	$16,981
3/31/25	$14,707	$16,913

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.89%	10.83%	3.93%
Class C (including sales charge)	3.93%	10.83%	3.93%
MSCI EAFE Index	4.88%	11.77%	5.40%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$153,580
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	525%
Total Net Advisory Fees Paid During the Reporting Period	$688
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.3%
Asset-Backed Securities	30.0%
Non-Agency Mortgage-Backed Securities	9.4%
Sovereign Issues	8.4%
U.S. Treasury Obligations	7.3%
Corporate Bonds & Notes	6.6%
Common Stocks	1.4%
Short-Term Instruments	16.4%
Affiliated Investments	11.7%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PPUCX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report |

March 31, 2025

PIMS4256TSRAR_033125

I-3: PSKNX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$97	0.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance, as the MSCI EAFE Index returned 4.88%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	MSCI EAFE Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,041,411	$1,040,829
5/31/15	$1,038,201	$1,035,501
6/30/15	$1,003,489	$1,006,162
7/31/15	$1,023,679	$1,027,053
8/31/15	$929,782	$951,500
9/30/15	$862,787	$903,187
10/31/15	$936,166	$973,789
11/30/15	$924,869	$958,639
12/31/15	$910,815	$945,723
1/31/16	$835,623	$877,334
2/29/16	$812,679	$861,260
3/31/16	$876,213	$917,300
4/30/16	$910,369	$943,857
5/31/16	$902,099	$935,283
6/30/16	$870,996	$903,888
7/31/16	$921,446	$949,698
8/31/16	$922,960	$950,372
9/30/16	$939,152	$962,047
10/31/16	$927,620	$942,368
11/30/16	$906,315	$923,600
12/31/16	$943,688	$955,182
1/31/17	$976,162	$982,889
2/28/17	$993,975	$996,944
3/31/17	$1,021,547	$1,024,389
4/30/17	$1,047,489	$1,050,454
5/31/17	$1,086,450	$1,089,010
6/30/17	$1,086,752	$1,087,084
7/31/17	$1,119,543	$1,118,442
8/31/17	$1,122,693	$1,118,020
9/30/17	$1,151,773	$1,145,837
10/31/17	$1,171,569	$1,163,237
11/30/17	$1,181,395	$1,175,438
12/31/17	$1,197,810	$1,194,305
1/31/18	$1,257,972	$1,254,211
2/28/18	$1,200,966	$1,197,601
3/31/18	$1,177,820	$1,176,016
4/30/18	$1,209,002	$1,202,867
5/31/18	$1,182,946	$1,175,829
6/30/18	$1,168,946	$1,161,464
7/31/18	$1,198,828	$1,190,054
8/31/18	$1,167,188	$1,167,071
9/30/18	$1,180,000	$1,177,200
10/31/18	$1,083,891	$1,083,504
11/30/18	$1,076,772	$1,082,138
12/31/18	$1,014,697	$1,029,607
1/31/19	$1,089,041	$1,097,273
2/28/19	$1,115,162	$1,125,244
3/31/19	$1,125,208	$1,132,340
4/30/19	$1,161,376	$1,164,176
5/31/19	$1,099,087	$1,108,265
6/30/19	$1,166,968	$1,174,014
7/31/19	$1,152,859	$1,159,107
8/31/19	$1,112,549	$1,129,080
9/30/19	$1,145,479	$1,161,435
10/31/19	$1,192,109	$1,203,164
11/30/19	$1,204,274	$1,216,727
12/31/19	$1,249,555	$1,256,270
1/31/20	$1,227,059	$1,230,030
2/29/20	$1,114,578	$1,118,838
3/31/20	$922,339	$969,509
4/30/20	$995,962	$1,032,141
5/31/20	$1,047,090	$1,077,086
6/30/20	$1,091,583	$1,113,760
7/31/20	$1,120,417	$1,139,721
8/31/20	$1,184,265	$1,198,315
9/30/20	$1,159,550	$1,167,178
10/31/20	$1,114,239	$1,120,574
11/30/20	$1,291,363	$1,294,278
12/31/20	$1,357,270	$1,354,457
1/31/21	$1,346,972	$1,340,027
2/28/21	$1,371,687	$1,370,083
3/31/21	$1,400,522	$1,401,585
4/30/21	$1,445,833	$1,443,758
5/31/21	$1,499,382	$1,490,841
6/30/21	$1,475,466	$1,474,063
7/31/21	$1,486,798	$1,485,162
8/31/21	$1,513,996	$1,511,359
9/30/21	$1,469,200	$1,467,498
10/31/21	$1,492,357	$1,503,592
11/30/21	$1,420,312	$1,433,609
12/31/21	$1,496,739	$1,507,015
1/31/22	$1,418,531	$1,434,190
2/28/22	$1,386,169	$1,408,832
3/31/22	$1,386,930	$1,417,887
4/30/22	$1,291,651	$1,326,157
5/31/22	$1,299,741	$1,336,099
6/30/22	$1,165,066	$1,212,126
7/31/22	$1,226,576	$1,272,526
8/31/22	$1,164,162	$1,212,088
9/30/22	$1,038,797	$1,098,700
10/31/22	$1,089,002	$1,157,783
11/30/22	$1,213,146	$1,288,191
12/31/22	$1,218,722	$1,289,226
1/31/23	$1,324,250	$1,393,623
2/28/23	$1,297,224	$1,364,543
3/31/23	$1,315,241	$1,398,362
4/30/23	$1,353,849	$1,437,842
5/31/23	$1,301,085	$1,376,995
6/30/23	$1,358,268	$1,439,662
7/31/23	$1,404,660	$1,486,244
8/31/23	$1,350,536	$1,429,303
9/30/23	$1,301,351	$1,380,481
10/31/23	$1,241,727	$1,324,514
11/30/23	$1,362,271	$1,447,452
12/31/23	$1,444,128	$1,524,354
1/31/24	$1,454,640	$1,533,126
2/29/24	$1,482,235	$1,561,189
3/31/24	$1,532,827	$1,612,536
4/30/24	$1,488,650	$1,571,241
5/31/24	$1,548,892	$1,632,103
6/30/24	$1,522,696	$1,605,755
7/31/24	$1,573,225	$1,652,862
8/31/24	$1,623,754	$1,706,607
9/30/24	$1,642,375	$1,722,366
10/31/24	$1,543,554	$1,628,702
11/30/24	$1,543,554	$1,619,462
12/31/24	$1,505,969	$1,582,632
1/31/25	$1,589,555	$1,665,802
2/28/25	$1,627,807	$1,698,108
3/31/25	$1,622,834	$1,691,257

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	5.87%	11.96%	4.96%
MSCI EAFE Index	4.88%	11.77%	5.40%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$153,580
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	525%
Total Net Advisory Fees Paid During the Reporting Period	$688
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.3%
Asset-Backed Securities	30.0%
Non-Agency Mortgage-Backed Securities	9.4%
Sovereign Issues	8.4%
U.S. Treasury Obligations	7.3%
Corporate Bonds & Notes	6.6%
Common Stocks	1.4%
Short-Term Instruments	16.4%
Affiliated Investments	11.7%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSKNX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report |

March 31, 2025

PIMS2201TSRAR_033125

Institutional Class: PSKIX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.79%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance, as the MSCI EAFE Index returned 4.88%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	MSCI EAFE Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,041,538	$1,040,829
5/31/15	$1,038,462	$1,035,501
6/30/15	$1,003,867	$1,006,162
7/31/15	$1,024,195	$1,027,053
8/31/15	$930,375	$951,500
9/30/15	$863,447	$903,187
10/31/15	$937,000	$973,789
11/30/15	$925,807	$958,639
12/31/15	$911,855	$945,723
1/31/16	$836,684	$877,334
2/29/16	$813,806	$861,260
3/31/16	$877,537	$917,300
4/30/16	$911,855	$943,857
5/31/16	$903,684	$935,283
6/30/16	$872,635	$903,888
7/31/16	$923,294	$949,698
8/31/16	$924,928	$950,372
9/30/16	$941,269	$962,047
10/31/16	$929,830	$942,368
11/30/16	$908,586	$923,600
12/31/16	$946,172	$955,182
1/31/17	$978,855	$982,889
2/28/17	$996,830	$996,944
3/31/17	$1,024,611	$1,024,389
4/30/17	$1,050,757	$1,050,454
5/31/17	$1,089,977	$1,089,010
6/30/17	$1,090,415	$1,087,084
7/31/17	$1,123,458	$1,118,442
8/31/17	$1,126,762	$1,118,020
9/30/17	$1,156,088	$1,145,837
10/31/17	$1,176,107	$1,163,237
11/30/17	$1,186,116	$1,175,438
12/31/17	$1,202,747	$1,194,305
1/31/18	$1,263,317	$1,254,211
2/28/18	$1,206,208	$1,197,601
3/31/18	$1,183,113	$1,176,016
4/30/18	$1,214,569	$1,202,867
5/31/18	$1,186,608	$1,175,829
6/30/18	$1,174,215	$1,161,464
7/31/18	$1,204,278	$1,190,054
8/31/18	$1,172,446	$1,167,071
9/30/18	$1,185,574	$1,177,200
10/31/18	$1,090,656	$1,083,504
11/30/18	$1,081,702	$1,082,138
12/31/18	$1,021,272	$1,029,607
1/31/19	$1,094,076	$1,097,273
2/28/19	$1,122,389	$1,125,244
3/31/19	$1,132,500	$1,132,340
4/30/19	$1,166,880	$1,164,176
5/31/19	$1,106,210	$1,108,265
6/30/19	$1,174,605	$1,174,014
7/31/19	$1,160,404	$1,159,107
8/31/19	$1,119,831	$1,129,080
9/30/19	$1,153,415	$1,161,435
10/31/19	$1,200,368	$1,203,164
11/30/19	$1,212,617	$1,216,727
12/31/19	$1,258,482	$1,256,270
1/31/20	$1,237,885	$1,230,030
2/29/20	$1,122,541	$1,118,838
3/31/20	$928,928	$969,509
4/30/20	$1,005,138	$1,032,141
5/31/20	$1,056,630	$1,077,086
6/30/20	$1,099,525	$1,113,760
7/31/20	$1,130,644	$1,139,721
8/31/20	$1,192,881	$1,198,315
9/30/20	$1,167,986	$1,167,178
10/31/20	$1,124,420	$1,120,574
11/30/20	$1,302,834	$1,294,278
12/31/20	$1,369,220	$1,354,457
1/31/21	$1,358,847	$1,340,027
2/28/21	$1,383,742	$1,370,083
3/31/21	$1,412,786	$1,401,585
4/30/21	$1,458,427	$1,443,758
5/31/21	$1,514,441	$1,490,841
6/30/21	$1,490,590	$1,474,063
7/31/21	$1,502,003	$1,485,162
8/31/21	$1,529,396	$1,511,359
9/30/21	$1,482,117	$1,467,498
10/31/21	$1,508,028	$1,503,592
11/30/21	$1,432,886	$1,433,609
12/31/21	$1,513,041	$1,507,015
1/31/22	$1,434,265	$1,434,190
2/28/22	$1,401,668	$1,408,832
3/31/22	$1,402,433	$1,417,887
4/30/22	$1,306,463	$1,326,157
5/31/22	$1,314,611	$1,336,099
6/30/22	$1,178,246	$1,212,126
7/31/22	$1,240,211	$1,272,526
8/31/22	$1,178,246	$1,212,088
9/30/22	$1,050,698	$1,098,700
10/31/22	$1,102,220	$1,157,783
11/30/22	$1,227,347	$1,288,191
12/31/22	$1,233,108	$1,289,226
1/31/23	$1,340,616	$1,393,623
2/28/23	$1,313,415	$1,364,543
3/31/23	$1,331,549	$1,398,362
4/30/23	$1,370,408	$1,437,842
5/31/23	$1,317,301	$1,376,995
6/30/23	$1,375,227	$1,439,662
7/31/23	$1,421,933	$1,486,244
8/31/23	$1,367,443	$1,429,303
9/30/23	$1,318,369	$1,380,481
10/31/23	$1,258,325	$1,324,514
11/30/23	$1,381,025	$1,447,452
12/31/23	$1,462,429	$1,524,354
1/31/24	$1,474,340	$1,533,126
2/29/24	$1,502,133	$1,561,189
3/31/24	$1,553,465	$1,612,536
4/30/24	$1,508,965	$1,571,241
5/31/24	$1,570,995	$1,632,103
6/30/24	$1,543,563	$1,605,755
7/31/24	$1,594,465	$1,652,862
8/31/24	$1,646,742	$1,706,607
9/30/24	$1,666,080	$1,722,366
10/31/24	$1,565,105	$1,628,702
11/30/24	$1,566,507	$1,619,462
12/31/24	$1,528,142	$1,582,632
1/31/25	$1,613,832	$1,665,802
2/28/25	$1,652,392	$1,698,108
3/31/25	$1,647,977	$1,691,257

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.08%	12.15%	5.12%
MSCI EAFE Index	4.88%	11.77%	5.40%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$153,580
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	525%
Total Net Advisory Fees Paid During the Reporting Period	$688
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.3%
Asset-Backed Securities	30.0%
Non-Agency Mortgage-Backed Securities	9.4%
Sovereign Issues	8.4%
U.S. Treasury Obligations	7.3%
Corporate Bonds & Notes	6.6%
Common Stocks	1.4%
Short-Term Instruments	16.4%
Affiliated Investments	11.7%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSKIX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report |

March 31, 2025

PIMS0321TSRAR_033125

I-2: PPLPX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$92	0.89%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance, as the MSCI EAFE Index returned 4.88%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	MSCI EAFE Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,041,411	$1,040,829
5/31/15	$1,039,877	$1,035,501
6/30/15	$1,003,897	$1,006,162
7/31/15	$1,025,721	$1,027,053
8/31/15	$930,631	$951,500
9/30/15	$863,538	$903,187
10/31/15	$936,827	$973,789
11/30/15	$925,675	$958,639
12/31/15	$911,782	$945,723
1/31/16	$836,885	$877,334
2/29/16	$812,463	$861,260
3/31/16	$877,590	$917,300
4/30/16	$911,782	$943,857
5/31/16	$903,641	$935,283
6/30/16	$872,705	$903,888
7/31/16	$921,551	$949,698
8/31/16	$923,179	$950,372
9/30/16	$939,461	$962,047
10/31/16	$929,692	$942,368
11/30/16	$908,525	$923,600
12/31/16	$947,602	$955,182
1/31/17	$978,537	$982,889
2/28/17	$996,447	$996,944
3/31/17	$1,025,754	$1,024,389
4/30/17	$1,050,177	$1,050,454
5/31/17	$1,089,253	$1,089,010
6/30/17	$1,089,582	$1,087,084
7/31/17	$1,122,499	$1,118,442
8/31/17	$1,124,145	$1,118,020
9/30/17	$1,154,663	$1,145,837
10/31/17	$1,172,939	$1,163,237
11/30/17	$1,182,907	$1,175,438
12/31/17	$1,199,237	$1,194,305
1/31/18	$1,261,266	$1,254,211
2/28/18	$1,204,406	$1,197,601
3/31/18	$1,181,240	$1,176,016
4/30/18	$1,210,815	$1,202,867
5/31/18	$1,184,720	$1,175,829
6/30/18	$1,170,527	$1,161,464
7/31/18	$1,200,450	$1,190,054
8/31/18	$1,170,527	$1,167,071
9/30/18	$1,183,219	$1,177,200
10/31/18	$1,086,993	$1,083,504
11/30/18	$1,078,083	$1,082,138
12/31/18	$1,017,629	$1,029,607
1/31/19	$1,090,030	$1,097,273
2/28/19	$1,118,186	$1,125,244
3/31/19	$1,128,241	$1,132,340
4/30/19	$1,164,441	$1,164,176
5/31/19	$1,102,097	$1,108,265
6/30/19	$1,169,935	$1,174,014
7/31/19	$1,155,816	$1,159,107
8/31/19	$1,115,473	$1,129,080
9/30/19	$1,148,526	$1,161,435
10/31/19	$1,195,197	$1,203,164
11/30/19	$1,207,372	$1,216,727
12/31/19	$1,254,867	$1,256,270
1/31/20	$1,232,349	$1,230,030
2/29/20	$1,117,712	$1,118,838
3/31/20	$925,285	$969,509
4/30/20	$998,980	$1,032,141
5/31/20	$1,050,158	$1,077,086
6/30/20	$1,094,363	$1,113,760
7/31/20	$1,125,277	$1,139,721
8/31/20	$1,189,167	$1,198,315
9/30/20	$1,162,374	$1,167,178
10/31/20	$1,119,094	$1,120,574
11/30/20	$1,296,336	$1,294,278
12/31/20	$1,362,286	$1,354,457
1/31/21	$1,349,920	$1,340,027
2/28/21	$1,376,713	$1,370,083
3/31/21	$1,405,566	$1,401,585
4/30/21	$1,450,907	$1,443,758
5/31/21	$1,504,492	$1,490,841
6/30/21	$1,482,648	$1,474,063
7/31/21	$1,491,716	$1,485,162
8/31/21	$1,518,920	$1,511,359
9/30/21	$1,473,970	$1,467,498
10/31/21	$1,499,694	$1,503,592
11/30/21	$1,425,095	$1,433,609
12/31/21	$1,501,554	$1,507,015
1/31/22	$1,426,071	$1,434,190
2/28/22	$1,391,026	$1,408,832
3/31/22	$1,392,684	$1,417,887
4/30/22	$1,297,443	$1,326,157
5/31/22	$1,305,529	$1,336,099
6/30/22	$1,169,981	$1,212,126
7/31/22	$1,232,368	$1,272,526
8/31/22	$1,169,981	$1,212,088
9/30/22	$1,043,271	$1,098,700
10/31/22	$1,094,385	$1,157,783
11/30/22	$1,218,518	$1,288,191
12/31/22	$1,225,247	$1,289,226
1/31/23	$1,330,562	$1,393,623
2/28/23	$1,303,591	$1,364,543
3/31/23	$1,321,571	$1,398,362
4/30/23	$1,360,101	$1,437,842
5/31/23	$1,307,444	$1,376,995
6/30/23	$1,364,694	$1,439,662
7/31/23	$1,410,999	$1,486,244
8/31/23	$1,356,977	$1,429,303
9/30/23	$1,308,016	$1,380,481
10/31/23	$1,248,502	$1,324,514
11/30/23	$1,370,118	$1,447,452
12/31/23	$1,450,494	$1,524,354
1/31/24	$1,462,298	$1,533,126
2/29/24	$1,489,839	$1,561,189
3/31/24	$1,540,380	$1,612,536
4/30/24	$1,496,293	$1,571,241
5/31/24	$1,557,748	$1,632,103
6/30/24	$1,530,401	$1,605,755
7/31/24	$1,582,186	$1,652,862
8/31/24	$1,632,609	$1,706,607
9/30/24	$1,651,375	$1,722,366
10/31/24	$1,551,376	$1,628,702
11/30/24	$1,552,765	$1,619,462
12/31/24	$1,514,276	$1,582,632
1/31/25	$1,599,109	$1,665,802
2/28/25	$1,637,285	$1,698,108
3/31/25	$1,632,661	$1,691,257

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	5.99%	12.03%	5.02%
MSCI EAFE Index	4.88%	11.77%	5.40%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$153,580
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	525%
Total Net Advisory Fees Paid During the Reporting Period	$688
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.3%
Asset-Backed Securities	30.0%
Non-Agency Mortgage-Backed Securities	9.4%
Sovereign Issues	8.4%
U.S. Treasury Obligations	7.3%
Corporate Bonds & Notes	6.6%
Common Stocks	1.4%
Short-Term Instruments	16.4%
Affiliated Investments	11.7%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPLPX

PIMCO StocksPLUS® International Fund (Unhedged)

Annual Shareholder Report |

March 31, 2025

PIMS1927TSRAR_033125

Institutional Class: PSLDX

PIMCO StocksPLUS® Long Duration Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Long Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$376	3.65%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as the curve steepened at the long end.

  Positioning within financials contributed to performance as select issuers outperformed.

  Positioning within investment grade credit contributed to performance, as tactical spread beta positioning outperformed over the period.

  Exposure to securitized strategies outside of the benchmark contributed to performance, as the strategy outperformed like-duration U.S. Treasuries.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$984,127	$1,009,593	$985,358
5/31/15	$980,159	$1,022,576	$981,110
6/30/15	$927,154	$1,002,781	$927,268
7/31/15	$969,598	$1,023,790	$967,570
8/31/15	$896,646	$962,021	$902,095
9/30/15	$876,350	$938,217	$887,942
10/31/15	$958,924	$1,017,360	$966,920
11/30/15	$957,592	$1,020,385	$964,173
12/31/15	$928,964	$1,004,292	$941,463
1/31/16	$897,900	$954,455	$913,519
2/29/16	$912,693	$953,167	$932,675
3/31/16	$1,006,354	$1,017,828	$1,024,119
4/30/16	$1,024,139	$1,021,774	$1,040,485
5/31/16	$1,044,888	$1,040,123	$1,062,429
6/30/16	$1,098,777	$1,042,818	$1,118,075
7/31/16	$1,171,731	$1,081,265	$1,188,508
8/31/16	$1,174,708	$1,082,784	$1,189,170
9/30/16	$1,164,625	$1,082,988	$1,173,323
10/31/16	$1,112,165	$1,063,233	$1,118,403
11/30/16	$1,086,684	$1,102,610	$1,091,917
12/31/16	$1,118,642	$1,124,405	$1,120,847
1/31/17	$1,146,732	$1,145,730	$1,144,881
2/28/17	$1,214,478	$1,191,223	$1,211,278
3/31/17	$1,209,521	$1,192,612	$1,205,147
4/30/17	$1,240,916	$1,204,860	$1,235,620
5/31/17	$1,280,573	$1,221,816	$1,277,377
6/30/17	$1,296,362	$1,229,442	$1,293,834
7/31/17	$1,326,239	$1,254,723	$1,322,413
8/31/17	$1,356,117	$1,258,564	$1,354,937
9/30/17	$1,370,713	$1,284,525	$1,368,507
10/31/17	$1,406,076	$1,314,500	$1,404,538
11/30/17	$1,451,541	$1,354,816	$1,453,712
12/31/17	$1,486,310	$1,369,880	$1,496,134
1/31/18	$1,544,031	$1,448,311	$1,547,170
2/28/18	$1,443,020	$1,394,930	$1,440,365
3/31/18	$1,424,763	$1,359,480	$1,425,640
4/30/18	$1,399,840	$1,364,697	$1,400,663
5/31/18	$1,441,378	$1,397,561	$1,448,239
6/30/18	$1,448,052	$1,406,163	$1,445,818
7/31/18	$1,502,146	$1,458,492	$1,500,297
8/31/18	$1,558,320	$1,506,017	$1,559,457
9/30/18	$1,542,131	$1,514,589	$1,541,201
10/31/18	$1,395,261	$1,411,067	$1,385,195
11/30/18	$1,428,831	$1,439,822	$1,418,346
12/31/18	$1,342,281	$1,309,819	$1,336,482
1/31/19	$1,473,178	$1,414,783	$1,473,476
2/28/19	$1,516,016	$1,460,209	$1,508,857
3/31/19	$1,609,920	$1,488,583	$1,607,551
4/30/19	$1,664,777	$1,548,856	$1,662,225
5/31/19	$1,626,615	$1,450,428	$1,618,167
6/30/19	$1,771,719	$1,552,649	$1,776,643
7/31/19	$1,808,175	$1,574,964	$1,811,680
8/31/19	$1,915,110	$1,550,016	$1,923,032
9/30/19	$1,916,019	$1,579,018	$1,918,660
10/31/19	$1,951,690	$1,613,219	$1,956,140
11/30/19	$2,020,483	$1,671,777	$2,025,503
12/31/19	$2,048,311	$1,722,235	$2,059,709
1/31/20	$2,165,904	$1,721,559	$2,163,903
2/29/20	$2,064,719	$1,579,842	$2,063,721
3/31/20	$1,726,269	$1,384,711	$1,760,997
4/30/20	$2,020,395	$1,562,223	$2,077,215
5/31/20	$2,127,599	$1,636,628	$2,176,396
6/30/20	$2,207,224	$1,669,176	$2,253,453
7/31/20	$2,437,375	$1,763,293	$2,506,671
8/31/20	$2,528,880	$1,890,039	$2,585,398
9/30/20	$2,430,623	$1,818,224	$2,483,274
10/31/20	$2,315,971	$1,769,870	$2,379,884
11/30/20	$2,671,393	$1,963,607	$2,732,745
12/31/20	$2,777,927	$2,039,105	$2,832,204
1/31/21	$2,679,702	$2,018,518	$2,719,743
2/28/21	$2,652,076	$2,074,179	$2,676,414
3/31/21	$2,661,972	$2,165,019	$2,691,484
4/30/21	$2,867,744	$2,280,563	$2,889,477
5/31/21	$2,897,140	$2,296,491	$2,931,148
6/30/21	$3,075,828	$2,350,103	$3,106,313
7/31/21	$3,236,610	$2,405,929	$3,270,147
8/31/21	$3,327,486	$2,479,083	$3,358,950
9/30/21	$3,094,950	$2,363,781	$3,127,358
10/31/21	$3,344,543	$2,529,392	$3,401,318
11/30/21	$3,363,743	$2,511,866	$3,424,523
12/31/21	$3,492,779	$2,624,438	$3,550,556
1/31/22	$3,164,098	$2,488,631	$3,201,784
2/28/22	$2,984,420	$2,414,118	$3,025,825
3/31/22	$2,955,769	$2,503,753	$3,015,197
4/30/22	$2,444,024	$2,285,421	$2,491,404
5/31/22	$2,426,378	$2,289,614	$2,487,529
6/30/22	$2,132,193	$2,100,621	$2,209,361
7/31/22	$2,415,895	$2,294,307	$2,500,749
8/31/22	$2,211,984	$2,200,741	$2,286,179
9/30/22	$1,835,422	$1,998,056	$1,896,719
10/31/22	$1,902,246	$2,159,821	$1,965,946
11/30/22	$2,151,721	$2,280,521	$2,232,563
12/31/22	$1,985,103	$2,149,130	$2,066,534
1/31/23	$2,253,966	$2,284,168	$2,331,937
2/28/23	$2,088,167	$2,228,437	$2,152,375
3/31/23	$2,237,312	$2,310,252	$2,321,971
4/30/23	$2,279,131	$2,346,311	$2,366,770
5/31/23	$2,225,363	$2,356,510	$2,302,205
6/30/23	$2,376,760	$2,512,217	$2,462,656
7/31/23	$2,417,298	$2,592,922	$2,501,764
8/31/23	$2,315,201	$2,551,639	$2,392,811
9/30/23	$2,053,632	$2,429,982	$2,127,365
10/31/23	$1,905,855	$2,378,888	$1,978,242
11/30/23	$2,260,823	$2,596,140	$2,358,985
12/31/23	$2,538,768	$2,714,085	$2,649,046
1/31/24	$2,544,975	$2,759,693	$2,638,920
2/29/24	$2,607,048	$2,907,048	$2,699,281
3/31/24	$2,723,426	$3,000,582	$2,818,686
4/30/24	$2,463,216	$2,878,024	$2,542,532
5/31/24	$2,651,589	$3,020,730	$2,730,137
6/30/24	$2,758,378	$3,129,120	$2,846,581
7/31/24	$2,877,947	$3,167,209	$2,961,639
8/31/24	$2,989,212	$3,244,035	$3,084,344
9/30/24	$3,120,050	$3,313,318	$3,209,663
10/31/24	$2,937,336	$3,283,271	$3,019,235
11/30/24	$3,165,293	$3,476,003	$3,249,405
12/31/24	$2,929,129	$3,393,141	$3,006,202
1/31/25	$3,016,913	$3,487,632	$3,090,484
2/28/25	$3,110,072	$3,442,124	$3,170,454
3/31/25	$2,886,552	$3,248,180	$2,948,377

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.99%	10.83%	11.18%
S&P 500 Index	8.25%	18.59%	12.50%
Supplemental IndexFootnote Reference1	4.65%	11.01%	-%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of S&P 500 Index and Bloomberg Long-Term Government/Credit Index - Secured Overnight Financing Rate (SOFR).

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$527,740
# of Portfolio Holdings	968
Portfolio Turnover Rate	286%
Total Net Advisory Fees Paid During the Reporting Period	$2,349
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	74.2%
Corporate Bonds & Notes	62.3%
U.S. Government Agencies	45.2%
Sovereign Issues	4.3%
Municipal Bonds & Notes	2.4%
Asset-Backed Securities	2.2%
Non-Agency Mortgage-Backed Securities	1.6%
Other Investments	0.1%
Short-Term Instruments	3.8%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(95.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.98% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSLDX

PIMCO StocksPLUS® Long Duration Fund

Annual Shareholder Report |

March 31, 2025

PIMS1824TSRAR_033125

Class A: PSSAX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.13%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	Inverse of S&P 500 Index
3/31/15	$9,622	$10,000	$10,000
4/30/15	$9,538	$10,096	$9,904
5/31/15	$9,412	$10,226	$9,777
6/30/15	$9,562	$10,028	$9,966
7/31/15	$9,392	$10,238	$9,757
8/31/15	$9,758	$9,620	$10,346
9/30/15	$9,737	$9,382	$10,602
10/31/15	$9,056	$10,174	$9,708
11/30/15	$9,048	$10,204	$9,679
12/31/15	$9,169	$10,043	$9,831
1/31/16	$9,537	$9,545	$10,319
2/29/16	$9,476	$9,532	$10,333
3/31/16	$8,994	$10,178	$9,632
4/30/16	$9,064	$10,218	$9,595
5/31/16	$8,906	$10,401	$9,422
6/30/16	$8,898	$10,428	$9,398
7/31/16	$8,644	$10,813	$9,052
8/31/16	$8,644	$10,828	$9,039
9/30/16	$8,687	$10,830	$9,037
10/31/16	$8,880	$10,632	$9,202
11/30/16	$8,547	$11,026	$8,861
12/31/16	$8,451	$11,244	$8,686
1/31/17	$8,346	$11,457	$8,521
2/28/17	$8,101	$11,912	$8,183
3/31/17	$8,101	$11,926	$8,173
4/30/17	$8,031	$12,049	$8,089
5/31/17	$7,943	$12,218	$7,976
6/30/17	$7,917	$12,294	$7,926
7/31/17	$7,785	$12,547	$7,763
8/31/17	$7,794	$12,586	$7,739
9/30/17	$7,669	$12,845	$7,579
10/31/17	$7,527	$13,145	$7,403
11/30/17	$7,314	$13,548	$7,176
12/31/17	$7,239	$13,699	$7,096
1/31/18	$6,875	$14,483	$6,690
2/28/18	$7,114	$13,949	$6,936
3/31/18	$7,297	$13,595	$7,112
4/30/18	$7,297	$13,647	$7,085
5/31/18	$7,146	$13,976	$6,914
6/30/18	$7,128	$14,062	$6,872
7/31/18	$6,897	$14,585	$6,616
8/31/18	$6,665	$15,060	$6,401
9/30/18	$6,665	$15,146	$6,364
10/31/18	$7,146	$14,111	$6,799
11/30/18	$6,968	$14,398	$6,661
12/31/18	$7,589	$13,098	$7,262
1/31/19	$7,078	$14,148	$6,680
2/28/19	$6,889	$14,602	$6,466
3/31/19	$6,785	$14,886	$6,340
4/30/19	$6,568	$15,489	$6,083
5/31/19	$7,011	$14,504	$6,470
6/30/19	$6,586	$15,526	$6,014
7/31/19	$6,514	$15,750	$5,927
8/31/19	$6,559	$15,500	$6,021
9/30/19	$6,459	$15,790	$5,909
10/31/19	$6,360	$16,132	$5,781
11/30/19	$6,161	$16,718	$5,571
12/31/19	$6,025	$17,222	$5,403
1/31/20	$6,061	$17,216	$5,405
2/29/20	$6,568	$15,798	$5,850
3/31/20	$6,776	$13,847	$6,572
4/30/20	$6,043	$15,622	$5,730
5/31/20	$5,790	$16,366	$5,457
6/30/20	$5,684	$16,692	$5,348
7/31/20	$5,400	$17,633	$5,047
8/31/20	$5,080	$18,900	$4,684
9/30/20	$5,279	$18,182	$4,862
10/31/20	$5,428	$17,699	$4,991
11/30/20	$4,898	$19,636	$4,445
12/31/20	$4,751	$20,391	$4,274
1/31/21	$4,827	$20,185	$4,317
2/28/21	$4,676	$20,742	$4,198
3/31/21	$4,490	$21,650	$4,014
4/30/21	$4,267	$22,806	$3,800
5/31/21	$4,239	$22,965	$3,773
6/30/21	$4,134	$23,501	$3,685
7/31/21	$4,039	$24,059	$3,598
8/31/21	$3,944	$24,791	$3,488
9/30/21	$4,144	$23,638	$3,651
10/31/21	$3,849	$25,294	$3,395
11/30/21	$3,868	$25,119	$3,418
12/31/21	$3,693	$26,244	$3,265
1/31/22	$3,883	$24,886	$3,434
2/28/22	$3,973	$24,141	$3,537
3/31/22	$3,811	$25,038	$3,406
4/30/22	$4,139	$22,854	$3,703
5/31/22	$4,101	$22,896	$3,696
6/30/22	$4,405	$21,006	$4,001
7/31/22	$4,052	$22,943	$3,632
8/31/22	$4,214	$22,007	$3,780
9/30/22	$4,601	$19,981	$4,128
10/31/22	$4,253	$21,598	$3,794
11/30/22	$4,052	$22,805	$3,582
12/31/22	$4,315	$21,491	$3,788
1/31/23	$4,109	$22,842	$3,550
2/28/23	$4,224	$22,284	$3,637
3/31/23	$4,071	$23,103	$3,503
4/30/23	$4,037	$23,463	$3,449
5/31/23	$4,052	$23,565	$3,434
6/30/23	$3,832	$25,122	$3,207
7/31/23	$3,759	$25,929	$3,104
8/31/23	$3,852	$25,516	$3,153
9/30/23	$4,071	$24,300	$3,304
10/31/23	$4,183	$23,789	$3,373
11/30/23	$3,871	$25,961	$3,065
12/31/23	$3,754	$27,141	$2,926
1/31/24	$3,730	$27,597	$2,877
2/29/24	$3,569	$29,070	$2,723
3/31/24	$3,491	$30,006	$2,635
4/30/24	$3,662	$28,780	$2,743
5/31/24	$3,525	$30,207	$2,607
6/30/24	$3,428	$31,291	$2,513
7/31/24	$3,428	$31,672	$2,483
8/31/24	$3,364	$32,440	$2,423
9/30/24	$3,320	$33,133	$2,371
10/31/24	$3,354	$32,833	$2,392
11/30/24	$3,213	$34,760	$2,252
12/31/24	$3,315	$33,931	$2,306
1/31/25	$3,257	$34,876	$2,241
2/28/25	$3,335	$34,421	$2,271
3/31/25	$3,554	$32,482	$2,399

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.82%	(12.11%)	(9.48%)
Class A (including sales charge)	(2.02%)	(12.77%)	(9.83%)
S&P 500 Index	8.25%	18.59%	12.50%
Inverse of S&P 500 Index	(8.98%)	(18.26%)	(13.30%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$86,115
# of Portfolio Holdings	1,001
Portfolio Turnover Rate	503%
Total Net Advisory Fees Paid During the Reporting Period	$430
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	20.3%
Non-Agency Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	7.2%
Sovereign Issues	6.5%
U.S. Treasury Obligations	5.8%
Short-Term Instruments	9.4%
Affiliated Investments	14.7%
Financial Derivative Instruments	(1.7%)
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSSAX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report |

March 31, 2025

PIMS4052TSRAR_033125

Class C: PSSCX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.88%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	S&P 500 Index	Inverse of S&P 500 Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,910	$10,096	$9,904
5/31/15	$9,819	$10,226	$9,777
6/30/15	$9,964	$10,028	$9,966
7/31/15	$9,735	$10,238	$9,757
8/31/15	$10,147	$9,620	$10,346
9/30/15	$10,128	$9,382	$10,602
10/31/15	$9,406	$10,174	$9,708
11/30/15	$9,387	$10,204	$9,679
12/31/15	$9,512	$10,043	$9,831
1/31/16	$9,888	$9,545	$10,319
2/29/16	$9,822	$9,532	$10,333
3/31/16	$9,315	$10,178	$9,632
4/30/16	$9,381	$10,218	$9,595
5/31/16	$9,212	$10,401	$9,422
6/30/16	$9,202	$10,428	$9,398
7/31/16	$8,930	$10,813	$9,052
8/31/16	$8,921	$10,828	$9,039
9/30/16	$8,968	$10,830	$9,037
10/31/16	$9,156	$10,632	$9,202
11/30/16	$8,808	$11,026	$8,861
12/31/16	$8,705	$11,244	$8,686
1/31/17	$8,592	$11,457	$8,521
2/28/17	$8,329	$11,912	$8,183
3/31/17	$8,320	$11,926	$8,173
4/30/17	$8,254	$12,049	$8,089
5/31/17	$8,151	$12,218	$7,976
6/30/17	$8,122	$12,294	$7,926
7/31/17	$7,981	$12,547	$7,763
8/31/17	$7,990	$12,586	$7,739
9/30/17	$7,852	$12,845	$7,579
10/31/17	$7,709	$13,145	$7,403
11/30/17	$7,482	$13,548	$7,176
12/31/17	$7,396	$13,699	$7,096
1/31/18	$7,017	$14,483	$6,690
2/28/18	$7,264	$13,949	$6,936
3/31/18	$7,445	$13,595	$7,112
4/30/18	$7,436	$13,647	$7,085
5/31/18	$7,284	$13,976	$6,914
6/30/18	$7,255	$14,062	$6,872
7/31/18	$7,018	$14,585	$6,616
8/31/18	$6,781	$15,060	$6,401
9/30/18	$6,772	$15,146	$6,364
10/31/18	$7,255	$14,111	$6,799
11/30/18	$7,075	$14,398	$6,661
12/31/18	$7,691	$13,098	$7,262
1/31/19	$7,177	$14,148	$6,680
2/28/19	$6,977	$14,602	$6,466
3/31/19	$6,866	$14,886	$6,340
4/30/19	$6,646	$15,489	$6,083
5/31/19	$7,087	$14,504	$6,470
6/30/19	$6,646	$15,526	$6,014
7/31/19	$6,569	$15,750	$5,927
8/31/19	$6,617	$15,500	$6,021
9/30/19	$6,512	$15,790	$5,909
10/31/19	$6,406	$16,132	$5,781
11/30/19	$6,205	$16,718	$5,571
12/31/19	$6,071	$17,222	$5,403
1/31/20	$6,099	$17,216	$5,405
2/29/20	$6,598	$15,798	$5,850
3/31/20	$6,809	$13,847	$6,572
4/30/20	$6,071	$15,622	$5,730
5/31/20	$5,812	$16,366	$5,457
6/30/20	$5,701	$16,692	$5,348
7/31/20	$5,410	$17,633	$5,047
8/31/20	$5,090	$18,900	$4,684
9/30/20	$5,283	$18,182	$4,862
10/31/20	$5,430	$17,699	$4,991
11/30/20	$4,899	$19,636	$4,445
12/31/20	$4,743	$20,391	$4,274
1/31/21	$4,813	$20,185	$4,317
2/28/21	$4,663	$20,742	$4,198
3/31/21	$4,474	$21,650	$4,014
4/30/21	$4,249	$22,806	$3,800
5/31/21	$4,219	$22,965	$3,773
6/30/21	$4,108	$23,501	$3,685
7/31/21	$4,013	$24,059	$3,598
8/31/21	$3,918	$24,791	$3,488
9/30/21	$4,118	$23,638	$3,651
10/31/21	$3,818	$25,294	$3,395
11/30/21	$3,838	$25,119	$3,418
12/31/21	$3,658	$26,244	$3,265
1/31/22	$3,848	$24,886	$3,434
2/28/22	$3,933	$24,141	$3,537
3/31/22	$3,768	$25,038	$3,406
4/30/22	$4,093	$22,854	$3,703
5/31/22	$4,048	$22,896	$3,696
6/30/22	$4,350	$21,006	$4,001
7/31/22	$4,002	$22,943	$3,632
8/31/22	$4,158	$22,007	$3,780
9/30/22	$4,536	$19,981	$4,128
10/31/22	$4,194	$21,598	$3,794
11/30/22	$3,987	$22,805	$3,582
12/31/22	$4,249	$21,491	$3,788
1/31/23	$4,043	$22,842	$3,550
2/28/23	$4,153	$22,284	$3,637
3/31/23	$3,998	$23,103	$3,503
4/30/23	$3,962	$23,463	$3,449
5/31/23	$3,972	$23,565	$3,434
6/30/23	$3,757	$25,122	$3,207
7/31/23	$3,680	$25,929	$3,104
8/31/23	$3,767	$25,516	$3,153
9/30/23	$3,988	$24,300	$3,304
10/31/23	$4,090	$23,789	$3,373
11/30/23	$3,783	$25,961	$3,065
12/31/23	$3,670	$27,141	$2,926
1/31/24	$3,639	$27,597	$2,877
2/29/24	$3,480	$29,070	$2,723
3/31/24	$3,403	$30,006	$2,635
4/30/24	$3,567	$28,780	$2,743
5/31/24	$3,429	$30,207	$2,607
6/30/24	$3,337	$31,291	$2,513
7/31/24	$3,331	$31,672	$2,483
8/31/24	$3,270	$32,440	$2,423
9/30/24	$3,224	$33,133	$2,371
10/31/24	$3,255	$32,833	$2,392
11/30/24	$3,116	$34,760	$2,252
12/31/24	$3,214	$33,931	$2,306
1/31/25	$3,152	$34,876	$2,241
2/28/25	$3,229	$34,421	$2,271
3/31/25	$3,439	$32,482	$2,399

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	1.05%	(12.77%)	(10.12%)
Class C (including sales charge)	0.05%	(12.77%)	(10.12%)
S&P 500 Index	8.25%	18.59%	12.50%
Inverse of S&P 500 Index	(8.98%)	(18.26%)	(13.30%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$86,115
# of Portfolio Holdings	1,001
Portfolio Turnover Rate	503%
Total Net Advisory Fees Paid During the Reporting Period	$430
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	20.3%
Non-Agency Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	7.2%
Sovereign Issues	6.5%
U.S. Treasury Obligations	5.8%
Short-Term Instruments	9.4%
Affiliated Investments	14.7%
Financial Derivative Instruments	(1.7%)
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSSCX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report |

March 31, 2025

PIMS4252TSRAR_033125

I-3: PSNNX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$89	0.88%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	S&P 500 Index	Inverse of S&P 500 Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$991,331	$1,009,593	$990,405
5/31/15	$982,660	$1,022,576	$977,671
6/30/15	$998,328	$1,002,781	$996,595
7/31/15	$976,594	$1,023,790	$975,716
8/31/15	$1,017,951	$962,021	$1,034,586
9/30/15	$1,016,661	$938,217	$1,060,185
10/31/15	$944,670	$1,017,360	$970,752
11/30/15	$944,554	$1,020,385	$967,867
12/31/15	$957,684	$1,004,292	$983,131
1/31/16	$995,863	$954,455	$1,031,918
2/29/16	$990,399	$953,167	$1,033,311
3/31/16	$939,511	$1,017,828	$963,212
4/30/16	$947,411	$1,021,774	$959,479
5/31/16	$931,263	$1,040,123	$942,249
6/30/16	$931,148	$1,042,818	$939,807
7/31/16	$903,436	$1,081,265	$905,157
8/31/16	$904,211	$1,082,784	$903,888
9/30/16	$909,439	$1,082,988	$903,715
10/31/16	$929,789	$1,063,233	$920,200
11/30/16	$894,087	$1,102,610	$886,120
12/31/16	$885,079	$1,124,405	$868,605
1/31/17	$874,293	$1,145,730	$852,131
2/28/17	$848,402	$1,191,223	$818,298
3/31/17	$848,294	$1,192,612	$817,343
4/30/17	$841,965	$1,204,860	$808,948
5/31/17	$832,078	$1,221,816	$797,564
6/30/17	$830,067	$1,229,442	$792,586
7/31/17	$816,560	$1,254,723	$776,287
8/31/17	$817,348	$1,258,564	$773,912
9/30/17	$804,603	$1,284,525	$757,947
10/31/17	$790,085	$1,314,500	$740,260
11/30/17	$767,466	$1,354,816	$717,557
12/31/17	$759,619	$1,369,880	$709,578
1/31/18	$721,635	$1,448,311	$668,952
2/28/18	$746,806	$1,394,930	$693,607
3/31/18	$766,912	$1,359,480	$711,235
4/30/18	$765,929	$1,364,697	$708,505
5/31/18	$750,520	$1,397,561	$691,442
6/30/18	$748,502	$1,406,163	$687,188
7/31/18	$724,913	$1,458,492	$661,616
8/31/18	$700,417	$1,506,017	$640,057
9/30/18	$700,417	$1,514,589	$636,413
10/31/18	$750,317	$1,411,067	$679,911
11/30/18	$732,171	$1,439,822	$666,056
12/31/18	$797,441	$1,309,819	$726,195
1/31/19	$744,401	$1,414,783	$668,001
2/28/19	$724,282	$1,460,209	$646,554
3/31/19	$713,314	$1,488,583	$633,990
4/30/19	$691,167	$1,548,856	$608,319
5/31/19	$738,229	$1,450,428	$646,976
6/30/19	$692,090	$1,552,649	$601,381
7/31/19	$684,707	$1,574,964	$592,738
8/31/19	$690,244	$1,550,016	$602,126
9/30/19	$680,093	$1,579,018	$590,860
10/31/19	$669,020	$1,613,219	$578,062
11/30/19	$648,719	$1,671,777	$557,079
12/31/19	$635,023	$1,722,235	$540,266
1/31/20	$638,720	$1,721,559	$540,478
2/29/20	$691,407	$1,579,842	$584,968
3/31/20	$713,592	$1,384,711	$657,219
4/30/20	$636,871	$1,562,223	$572,969
5/31/20	$610,065	$1,636,628	$545,679
6/30/20	$599,499	$1,669,176	$534,828
7/31/20	$569,571	$1,763,293	$504,671
8/31/20	$535,901	$1,890,039	$468,394
9/30/20	$557,586	$1,818,224	$486,194
10/31/20	$572,785	$1,769,870	$499,123
11/30/20	$517,691	$1,963,607	$444,487
12/31/20	$501,453	$2,039,105	$427,397
1/31/21	$509,182	$2,018,518	$431,710
2/28/21	$494,689	$2,074,179	$419,808
3/31/21	$474,241	$2,165,019	$401,422
4/30/21	$450,942	$2,280,563	$379,997
5/31/21	$448,030	$2,296,491	$377,345
6/30/21	$436,865	$2,350,103	$368,535
7/31/21	$427,157	$2,405,929	$359,779
8/31/21	$416,964	$2,479,083	$348,842
9/30/21	$438,807	$2,363,781	$365,066
10/31/21	$407,255	$2,529,392	$339,489
11/30/21	$409,197	$2,511,866	$341,839
12/31/21	$390,752	$2,624,438	$326,522
1/31/22	$411,139	$2,488,631	$343,418
2/28/22	$420,847	$2,414,118	$353,699
3/31/22	$403,372	$2,503,753	$340,567
4/30/22	$438,807	$2,285,421	$370,264
5/31/22	$434,438	$2,289,614	$369,587
6/30/22	$466,775	$2,100,621	$400,093
7/31/22	$429,667	$2,294,307	$363,202
8/31/22	$447,244	$2,200,741	$378,015
9/30/22	$488,746	$1,998,056	$412,829
10/31/22	$451,639	$2,159,821	$379,405
11/30/22	$430,155	$2,280,521	$358,203
12/31/22	$458,700	$2,149,130	$378,840
1/31/23	$436,599	$2,284,168	$355,035
2/28/23	$448,877	$2,228,437	$363,700
3/31/23	$432,413	$2,310,252	$350,345
4/30/23	$429,414	$2,346,311	$344,878
5/31/23	$430,913	$2,356,510	$343,378
6/30/23	$407,918	$2,512,217	$320,689
7/31/23	$399,420	$2,592,922	$310,389
8/31/23	$409,418	$2,551,639	$315,329
9/30/23	$433,413	$2,429,982	$330,364
10/31/23	$444,911	$2,378,888	$337,311
11/30/23	$412,417	$2,596,140	$306,506
12/31/23	$399,920	$2,714,085	$292,581
1/31/24	$397,420	$2,759,693	$287,665
2/29/24	$380,424	$2,907,048	$272,304
3/31/24	$371,925	$3,000,582	$263,543
4/30/24	$390,422	$2,878,024	$274,308
5/31/24	$375,924	$3,020,730	$260,706
6/30/24	$365,427	$3,129,120	$251,350
7/31/24	$365,427	$3,167,209	$248,292
8/31/24	$358,928	$3,244,035	$242,269
9/30/24	$354,429	$3,313,318	$237,094
10/31/24	$358,428	$3,283,271	$239,246
11/30/24	$343,431	$3,476,003	$225,200
12/31/24	$353,929	$3,393,141	$230,568
1/31/25	$347,930	$3,487,632	$224,149
2/28/25	$356,428	$3,442,124	$227,072
3/31/25	$379,924	$3,248,180	$239,867

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	2.15%	(11.84%)	(9.22%)
S&P 500 Index	8.25%	18.59%	12.50%
Inverse of S&P 500 Index	(8.98%)	(18.26%)	(13.30%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$86,115
# of Portfolio Holdings	1,001
Portfolio Turnover Rate	503%
Total Net Advisory Fees Paid During the Reporting Period	$430
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	20.3%
Non-Agency Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	7.2%
Sovereign Issues	6.5%
U.S. Treasury Obligations	5.8%
Short-Term Instruments	9.4%
Affiliated Investments	14.7%
Financial Derivative Instruments	(1.7%)
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSNNX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report |

March 31, 2025

PIMS2202TSRAR_033125

Institutional Class: PSTIX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.73%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	Inverse of S&P 500 Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$991,453	$1,009,593	$990,405
5/31/15	$982,906	$1,022,576	$977,671
6/30/15	$998,697	$1,002,781	$996,595
7/31/15	$977,080	$1,023,790	$975,716
8/31/15	$1,018,584	$962,021	$1,034,586
9/30/15	$1,017,419	$938,217	$1,060,185
10/31/15	$945,498	$1,017,360	$970,752
11/30/15	$945,498	$1,020,385	$967,867
12/31/15	$958,763	$1,004,292	$983,131
1/31/16	$997,113	$954,455	$1,031,918
2/29/16	$991,762	$953,167	$1,033,311
3/31/16	$940,925	$1,017,828	$963,212
4/30/16	$948,952	$1,021,774	$959,479
5/31/16	$932,899	$1,040,123	$942,249
6/30/16	$932,899	$1,042,818	$939,807
7/31/16	$905,251	$1,081,265	$905,157
8/31/16	$906,142	$1,082,784	$903,888
9/30/16	$911,494	$1,082,988	$903,715
10/31/16	$932,007	$1,063,233	$920,200
11/30/16	$896,332	$1,102,610	$886,120
12/31/16	$887,413	$1,124,405	$868,605
1/31/17	$876,711	$1,145,730	$852,131
2/28/17	$850,846	$1,191,223	$818,298
3/31/17	$850,846	$1,192,612	$817,343
4/30/17	$844,603	$1,204,860	$808,948
5/31/17	$834,793	$1,221,816	$797,564
6/30/17	$832,877	$1,229,442	$792,586
7/31/17	$819,429	$1,254,723	$776,287
8/31/17	$820,326	$1,258,564	$773,912
9/30/17	$807,634	$1,284,525	$757,947
10/31/17	$793,164	$1,314,500	$740,260
11/30/17	$770,553	$1,354,816	$717,557
12/31/17	$762,772	$1,369,880	$709,578
1/31/18	$724,724	$1,448,311	$668,952
2/28/18	$750,089	$1,394,930	$693,607
3/31/18	$770,380	$1,359,480	$711,235
4/30/18	$769,471	$1,364,697	$708,505
5/31/18	$754,918	$1,397,561	$691,442
6/30/18	$752,563	$1,406,163	$687,188
7/31/18	$728,904	$1,458,492	$661,616
8/31/18	$704,334	$1,506,017	$640,057
9/30/18	$704,334	$1,514,589	$636,413
10/31/18	$755,293	$1,411,067	$679,911
11/30/18	$737,094	$1,439,822	$666,056
12/31/18	$802,831	$1,309,819	$726,195
1/31/19	$749,615	$1,414,783	$668,001
2/28/19	$728,512	$1,460,209	$646,554
3/31/19	$718,725	$1,488,583	$633,990
4/30/19	$695,570	$1,548,856	$608,319
5/31/19	$742,806	$1,450,428	$646,976
6/30/19	$697,423	$1,552,649	$601,381
7/31/19	$690,013	$1,574,964	$592,738
8/31/19	$695,570	$1,550,016	$602,126
9/30/19	$685,382	$1,579,018	$590,860
10/31/19	$674,268	$1,613,219	$578,062
11/30/19	$653,892	$1,671,777	$557,079
12/31/19	$640,109	$1,722,235	$540,266
1/31/20	$643,820	$1,721,559	$540,478
2/29/20	$697,626	$1,579,842	$584,968
3/31/20	$719,890	$1,384,711	$657,219
4/30/20	$642,892	$1,562,223	$572,969
5/31/20	$615,989	$1,636,628	$545,679
6/30/20	$604,648	$1,669,176	$534,828
7/31/20	$574,603	$1,763,293	$504,671
8/31/20	$541,742	$1,890,039	$468,394
9/30/20	$562,732	$1,818,224	$486,194
10/31/20	$578,947	$1,769,870	$499,123
11/30/20	$522,673	$1,963,607	$444,487
12/31/20	$506,352	$2,039,105	$427,397
1/31/21	$514,112	$2,018,518	$431,710
2/28/21	$499,562	$2,074,179	$419,808
3/31/21	$478,917	$2,165,019	$401,422
4/30/21	$455,508	$2,280,563	$379,997
5/31/21	$452,582	$2,296,491	$377,345
6/30/21	$441,365	$2,350,103	$368,535
7/31/21	$431,611	$2,405,929	$359,779
8/31/21	$421,857	$2,479,083	$348,842
9/30/21	$443,316	$2,363,781	$365,066
10/31/21	$412,103	$2,529,392	$339,489
11/30/21	$414,054	$2,511,866	$341,839
12/31/21	$395,521	$2,624,438	$326,522
1/31/22	$416,005	$2,488,631	$343,418
2/28/22	$425,759	$2,414,118	$353,699
3/31/22	$408,201	$2,503,753	$340,567
4/30/22	$443,803	$2,285,421	$370,264
5/31/22	$439,902	$2,289,614	$369,587
6/30/22	$472,987	$2,100,621	$400,093
7/31/22	$435,207	$2,294,307	$363,202
8/31/22	$452,871	$2,200,741	$378,015
9/30/22	$494,576	$1,998,056	$412,829
10/31/22	$457,286	$2,159,821	$379,405
11/30/22	$435,698	$2,280,521	$358,203
12/31/22	$464,321	$2,149,130	$378,840
1/31/23	$442,116	$2,284,168	$355,035
2/28/23	$454,452	$2,228,437	$363,700
3/31/23	$438,001	$2,310,252	$350,345
4/30/23	$434,987	$2,346,311	$344,878
5/31/23	$436,494	$2,356,510	$343,378
6/30/23	$412,886	$2,512,217	$320,689
7/31/23	$404,849	$2,592,922	$310,389
8/31/23	$414,895	$2,551,639	$315,329
9/30/23	$439,508	$2,429,982	$330,364
10/31/23	$451,061	$2,378,888	$337,311
11/30/23	$417,909	$2,596,140	$306,506
12/31/23	$405,352	$2,714,085	$292,581
1/31/24	$402,840	$2,759,693	$287,665
2/29/24	$385,762	$2,907,048	$272,304
3/31/24	$377,223	$3,000,582	$263,543
4/30/24	$395,808	$2,878,024	$274,308
5/31/24	$381,242	$3,020,730	$260,706
6/30/24	$370,693	$3,129,120	$251,350
7/31/24	$370,693	$3,167,209	$248,292
8/31/24	$364,164	$3,244,035	$242,269
9/30/24	$359,643	$3,313,318	$237,094
10/31/24	$363,661	$3,283,271	$239,246
11/30/24	$348,592	$3,476,003	$225,200
12/31/24	$359,643	$3,393,141	$230,568
1/31/25	$353,113	$3,487,632	$224,149
2/28/25	$361,652	$3,442,124	$227,072
3/31/25	$385,762	$3,248,180	$239,867

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.26%	(11.73%)	(9.09%)
S&P 500 Index	8.25%	18.59%	12.50%
Inverse of S&P 500 Index	(8.98%)	(18.26%)	(13.30%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$86,115
# of Portfolio Holdings	1,001
Portfolio Turnover Rate	503%
Total Net Advisory Fees Paid During the Reporting Period	$430
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	20.3%
Non-Agency Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	7.2%
Sovereign Issues	6.5%
U.S. Treasury Obligations	5.8%
Short-Term Instruments	9.4%
Affiliated Investments	14.7%
Financial Derivative Instruments	(1.7%)
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSTIX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report |

March 31, 2025

PIMS1800TSRAR_033125

I-2: PSPLX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$84	0.83%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index	Inverse of S&P 500 Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$991,453	$1,009,593	$990,405
5/31/15	$982,906	$1,022,576	$977,671
6/30/15	$998,543	$1,002,781	$996,595
7/31/15	$976,930	$1,023,790	$975,716
8/31/15	$1,018,427	$962,021	$1,034,586
9/30/15	$1,017,325	$938,217	$1,060,185
10/31/15	$945,410	$1,017,360	$970,752
11/30/15	$944,533	$1,020,385	$967,867
12/31/15	$958,195	$1,004,292	$983,131
1/31/16	$996,523	$954,455	$1,031,918
2/29/16	$990,284	$953,167	$1,033,311
3/31/16	$940,368	$1,017,828	$963,212
4/30/16	$947,499	$1,021,774	$959,479
5/31/16	$931,455	$1,040,123	$942,249
6/30/16	$931,455	$1,042,818	$939,807
7/31/16	$904,715	$1,081,265	$905,157
8/31/16	$904,715	$1,082,784	$903,888
9/30/16	$910,063	$1,082,988	$903,715
10/31/16	$930,564	$1,063,233	$920,200
11/30/16	$894,910	$1,102,610	$886,120
12/31/16	$885,996	$1,124,405	$868,605
1/31/17	$875,300	$1,145,730	$852,131
2/28/17	$848,560	$1,191,223	$818,298
3/31/17	$849,451	$1,192,612	$817,343
4/30/17	$843,212	$1,204,860	$808,948
5/31/17	$833,407	$1,221,816	$797,564
6/30/17	$831,321	$1,229,442	$792,586
7/31/17	$817,884	$1,254,723	$776,287
8/31/17	$818,780	$1,258,564	$773,912
9/30/17	$805,642	$1,284,525	$757,947
10/31/17	$791,191	$1,314,500	$740,260
11/30/17	$768,612	$1,354,816	$717,557
12/31/17	$761,628	$1,369,880	$709,578
1/31/18	$722,732	$1,448,311	$668,952
2/28/18	$748,060	$1,394,930	$693,607
3/31/18	$767,215	$1,359,480	$711,235
4/30/18	$767,215	$1,364,697	$708,505
5/31/18	$751,780	$1,397,561	$691,442
6/30/18	$749,278	$1,406,163	$687,188
7/31/18	$725,665	$1,458,492	$661,616
8/31/18	$702,051	$1,506,017	$640,057
9/30/18	$701,143	$1,514,589	$636,413
10/31/18	$752,003	$1,411,067	$679,911
11/30/18	$733,839	$1,439,822	$666,056
12/31/18	$799,405	$1,309,819	$726,195
1/31/19	$746,294	$1,414,783	$668,001
2/28/19	$726,149	$1,460,209	$646,554
3/31/19	$715,329	$1,488,583	$633,990
4/30/19	$692,224	$1,548,856	$608,319
5/31/19	$740,282	$1,450,428	$646,976
6/30/19	$694,073	$1,552,649	$601,381
7/31/19	$686,679	$1,574,964	$592,738
8/31/19	$692,224	$1,550,016	$602,126
9/30/19	$682,058	$1,579,018	$590,860
10/31/19	$670,968	$1,613,219	$578,062
11/30/19	$650,635	$1,671,777	$557,079
12/31/19	$637,115	$1,722,235	$540,266
1/31/20	$640,814	$1,721,559	$540,478
2/29/20	$694,446	$1,579,842	$584,968
3/31/20	$716,639	$1,384,711	$657,219
4/30/20	$638,964	$1,562,223	$572,969
5/31/20	$612,148	$1,636,628	$545,679
6/30/20	$601,613	$1,669,176	$534,828
7/31/20	$571,673	$1,763,293	$504,671
8/31/20	$537,990	$1,890,039	$468,394
9/30/20	$559,672	$1,818,224	$486,194
10/31/20	$574,876	$1,769,870	$499,123
11/30/20	$519,764	$1,963,607	$444,487
12/31/20	$503,398	$2,039,105	$427,397
1/31/21	$511,128	$2,018,518	$431,710
2/28/21	$496,634	$2,074,179	$419,808
3/31/21	$475,894	$2,165,019	$401,422
4/30/21	$452,585	$2,280,563	$379,997
5/31/21	$449,671	$2,296,491	$377,345
6/30/21	$438,502	$2,350,103	$368,535
7/31/21	$428,790	$2,405,929	$359,779
8/31/21	$418,592	$2,479,083	$348,842
9/30/21	$440,445	$2,363,781	$365,066
10/31/21	$408,880	$2,529,392	$339,489
11/30/21	$411,308	$2,511,866	$341,839
12/31/21	$392,370	$2,624,438	$326,522
1/31/22	$412,765	$2,488,631	$343,418
2/28/22	$422,477	$2,414,118	$353,699
3/31/22	$405,481	$2,503,753	$340,567
4/30/22	$440,930	$2,285,421	$370,264
5/31/22	$436,560	$2,289,614	$369,587
6/30/22	$469,512	$2,100,621	$400,093
7/31/22	$431,892	$2,294,307	$363,202
8/31/22	$449,480	$2,200,741	$378,015
9/30/22	$490,520	$1,998,056	$412,829
10/31/22	$453,877	$2,159,821	$379,405
11/30/22	$432,381	$2,280,521	$358,203
12/31/22	$460,590	$2,149,130	$378,840
1/31/23	$438,494	$2,284,168	$355,035
2/28/23	$450,770	$2,228,437	$363,700
3/31/23	$434,315	$2,310,252	$350,345
4/30/23	$431,316	$2,346,311	$344,878
5/31/23	$432,816	$2,356,510	$343,378
6/30/23	$409,825	$2,512,217	$320,689
7/31/23	$401,829	$2,592,922	$310,389
8/31/23	$411,825	$2,551,639	$315,329
9/30/23	$435,814	$2,429,982	$330,364
10/31/23	$447,309	$2,378,888	$337,311
11/30/23	$414,323	$2,596,140	$306,506
12/31/23	$401,829	$2,714,085	$292,581
1/31/24	$399,330	$2,759,693	$287,665
2/29/24	$382,337	$2,907,048	$272,304
3/31/24	$373,841	$3,000,582	$263,543
4/30/24	$392,333	$2,878,024	$274,308
5/31/24	$377,839	$3,020,730	$260,706
6/30/24	$367,344	$3,129,120	$251,350
7/31/24	$367,344	$3,167,209	$248,292
8/31/24	$360,846	$3,244,035	$242,269
9/30/24	$356,348	$3,313,318	$237,094
10/31/24	$359,847	$3,283,271	$239,246
11/30/24	$344,853	$3,476,003	$225,200
12/31/24	$355,848	$3,393,141	$230,568
1/31/25	$349,851	$3,487,632	$224,149
2/28/25	$358,347	$3,442,124	$227,072
3/31/25	$381,837	$3,248,180	$239,867

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	2.14%	(11.83%)	(9.18%)
S&P 500 Index	8.25%	18.59%	12.50%
Inverse of S&P 500 Index	(8.98%)	(18.26%)	(13.30%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$86,115
# of Portfolio Holdings	1,001
Portfolio Turnover Rate	503%
Total Net Advisory Fees Paid During the Reporting Period	$430
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	20.3%
Non-Agency Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	7.2%
Sovereign Issues	6.5%
U.S. Treasury Obligations	5.8%
Short-Term Instruments	9.4%
Affiliated Investments	14.7%
Financial Derivative Instruments	(1.7%)
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSPLX

PIMCO StocksPLUS® Short Fund

Annual Shareholder Report |

March 31, 2025

PIMS1963TSRAR_033125

Class A: PCKAX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.38%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index detracted from absolute performance, as the Russell 2000 Index returned -4.01%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	Russell 2000® Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,391	$10,096	$9,745
5/31/15	$9,635	$10,226	$9,967
6/30/15	$9,657	$10,028	$10,042
7/31/15	$9,554	$10,238	$9,925
8/31/15	$8,788	$9,620	$9,302
9/30/15	$8,195	$9,382	$8,845
10/31/15	$8,708	$10,174	$9,344
11/30/15	$9,016	$10,204	$9,648
12/31/15	$8,542	$10,043	$9,163
1/31/16	$7,690	$9,545	$8,358
2/29/16	$7,590	$9,532	$8,357
3/31/16	$8,320	$10,178	$9,024
4/30/16	$8,542	$10,218	$9,166
5/31/16	$8,730	$10,401	$9,372
6/30/16	$8,730	$10,428	$9,366
7/31/16	$9,305	$10,813	$9,926
8/31/16	$9,482	$10,828	$10,101
9/30/16	$9,637	$10,830	$10,214
10/31/16	$9,261	$10,632	$9,728
11/30/16	$10,279	$11,026	$10,813
12/31/16	$10,640	$11,244	$11,116
1/31/17	$10,743	$11,457	$11,160
2/28/17	$11,017	$11,912	$11,375
3/31/17	$11,039	$11,926	$11,390
4/30/17	$11,165	$12,049	$11,515
5/31/17	$10,960	$12,218	$11,281
6/30/17	$11,353	$12,294	$11,671
7/31/17	$11,468	$12,547	$11,757
8/31/17	$11,364	$12,586	$11,608
9/30/17	$12,093	$12,845	$12,332
10/31/17	$12,209	$13,145	$12,437
11/30/17	$12,546	$13,548	$12,796
12/31/17	$12,472	$13,699	$12,744
1/31/18	$12,798	$14,483	$13,077
2/28/18	$12,314	$13,949	$12,571
3/31/18	$12,450	$13,595	$12,733
4/30/18	$12,583	$13,647	$12,843
5/31/18	$13,347	$13,976	$13,623
6/30/18	$13,436	$14,062	$13,721
7/31/18	$13,680	$14,585	$13,960
8/31/18	$14,192	$15,060	$14,562
9/30/18	$13,873	$15,146	$14,211
10/31/18	$12,341	$14,111	$12,668
11/30/18	$12,464	$14,398	$12,869
12/31/18	$10,904	$13,098	$11,340
1/31/19	$12,198	$14,148	$12,616
2/28/19	$12,818	$14,602	$13,272
3/31/19	$12,570	$14,886	$12,994
4/30/19	$13,017	$15,489	$13,436
5/31/19	$11,960	$14,504	$12,391
6/30/19	$12,845	$15,526	$13,266
7/31/19	$12,913	$15,750	$13,343
8/31/19	$12,175	$15,500	$12,684
9/30/19	$12,433	$15,790	$12,948
10/31/19	$12,793	$16,132	$13,289
11/30/19	$13,319	$16,718	$13,836
12/31/19	$13,762	$17,222	$14,235
1/31/20	$13,362	$17,216	$13,779
2/29/20	$12,190	$15,798	$12,619
3/31/20	$9,044	$13,847	$9,877
4/30/20	$10,449	$15,622	$11,234
5/31/20	$11,223	$16,366	$11,965
6/30/20	$11,702	$16,692	$12,388
7/31/20	$12,080	$17,633	$12,731
8/31/20	$12,809	$18,900	$13,448
9/30/20	$12,375	$18,182	$12,999
10/31/20	$12,629	$17,699	$13,271
11/30/20	$15,047	$19,636	$15,717
12/31/20	$16,419	$20,391	$17,076
1/31/21	$17,274	$20,185	$17,936
2/28/21	$18,313	$20,742	$19,054
3/31/21	$18,469	$21,650	$19,245
4/30/21	$18,869	$22,806	$19,649
5/31/21	$18,933	$22,965	$19,690
6/30/21	$19,288	$23,501	$20,071
7/31/21	$18,587	$24,059	$19,346
8/31/21	$19,021	$24,791	$19,779
9/30/21	$18,432	$23,638	$19,196
10/31/21	$19,045	$25,294	$20,012
11/30/21	$18,187	$25,119	$19,179
12/31/21	$18,658	$26,244	$19,607
1/31/22	$16,748	$24,886	$17,719
2/28/22	$16,839	$24,141	$17,909
3/31/22	$16,985	$25,038	$18,131
4/30/22	$15,184	$22,854	$16,334
5/31/22	$15,184	$22,896	$16,359
6/30/22	$13,711	$21,006	$15,014
7/31/22	$15,275	$22,943	$16,581
8/31/22	$14,875	$22,007	$16,242
9/30/22	$13,220	$19,981	$14,685
10/31/22	$14,693	$21,598	$16,302
11/30/22	$15,130	$22,805	$16,683
12/31/22	$14,128	$21,491	$15,600
1/31/23	$15,675	$22,842	$17,121
2/28/23	$15,352	$22,284	$16,831
3/31/23	$14,475	$23,103	$16,027
4/30/23	$14,221	$23,463	$15,739
5/31/23	$14,082	$23,565	$15,594
6/30/23	$15,213	$25,122	$16,861
7/31/23	$16,160	$25,929	$17,893
8/31/23	$15,352	$25,516	$16,997
9/30/23	$14,388	$24,300	$15,997
10/31/23	$13,317	$23,789	$14,906
11/30/23	$14,597	$25,961	$16,255
12/31/23	$16,477	$27,141	$18,241
1/31/24	$15,887	$27,597	$17,532
2/29/24	$16,784	$29,070	$18,523
3/31/24	$17,437	$30,006	$19,186
4/30/24	$16,147	$28,780	$17,836
5/31/24	$17,007	$30,207	$18,730
6/30/24	$16,814	$31,291	$18,557
7/31/24	$18,628	$31,672	$20,443
8/31/24	$18,313	$32,440	$20,137
9/30/24	$18,463	$33,133	$20,278
10/31/24	$18,096	$32,833	$19,985
11/30/24	$20,202	$34,760	$22,177
12/31/24	$18,478	$33,931	$20,346
1/31/25	$19,021	$34,876	$20,879
2/28/25	$18,083	$34,421	$19,762
3/31/25	$16,866	$32,482	$18,417

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	(3.27%)	13.27%	5.77%
Class A (including sales charge)	(6.90%)	12.41%	5.37%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Index	(4.01%)	13.27%	6.30%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,462
# of Portfolio Holdings	1,106
Portfolio Turnover Rate	679%
Total Net Advisory Fees Paid During the Reporting Period	$3,788
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	68.1%
Asset-Backed Securities	31.2%
Non-Agency Mortgage-Backed Securities	13.2%
Corporate Bonds & Notes	11.0%
Sovereign Issues	10.3%
U.S. Treasury Obligations	6.0%
Common Stocks	0.9%
Short-Term Instruments	37.6%
Affiliated Investments	1.9%
Financial Derivative Instruments	(9.4%)
Other Assets and Liabilities, Net	(70.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCKAX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report |

March 31, 2025

PIMS4053TSRAR_033125

Class C: PCKCX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	2.13%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index detracted from absolute performance, as the Russell 2000 Index returned -4.01%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	S&P 500 Index	Russell 2000® Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,753	$10,096	$9,745
5/31/15	$9,989	$10,226	$9,967
6/30/15	$10,011	$10,028	$10,042
7/31/15	$9,909	$10,238	$9,925
8/31/15	$9,109	$9,620	$9,302
9/30/15	$8,473	$9,382	$8,845
10/31/15	$9,004	$10,174	$9,344
11/30/15	$9,321	$10,204	$9,648
12/31/15	$8,826	$10,043	$9,163
1/31/16	$7,933	$9,545	$8,358
2/29/16	$7,836	$9,532	$8,357
3/31/16	$8,581	$10,178	$9,024
4/30/16	$8,801	$10,218	$9,166
5/31/16	$8,997	$10,401	$9,372
6/30/16	$8,985	$10,428	$9,366
7/31/16	$9,571	$10,813	$9,926
8/31/16	$9,742	$10,828	$10,101
9/30/16	$9,901	$10,830	$10,214
10/31/16	$9,510	$10,632	$9,728
11/30/16	$10,537	$11,026	$10,813
12/31/16	$10,902	$11,244	$11,116
1/31/17	$11,003	$11,457	$11,160
2/28/17	$11,280	$11,912	$11,375
3/31/17	$11,305	$11,926	$11,390
4/30/17	$11,418	$12,049	$11,515
5/31/17	$11,204	$12,218	$11,281
6/30/17	$11,597	$12,294	$11,671
7/31/17	$11,711	$12,547	$11,757
8/31/17	$11,597	$12,586	$11,608
9/30/17	$12,325	$12,845	$12,332
10/31/17	$12,440	$13,145	$12,437
11/30/17	$12,773	$13,548	$12,796
12/31/17	$12,693	$13,699	$12,744
1/31/18	$13,026	$14,483	$13,077
2/28/18	$12,520	$13,949	$12,571
3/31/18	$12,650	$13,595	$12,733
4/30/18	$12,770	$13,647	$12,843
5/31/18	$13,543	$13,976	$13,623
6/30/18	$13,626	$14,062	$13,721
7/31/18	$13,854	$14,585	$13,960
8/31/18	$14,376	$15,060	$14,562
9/30/18	$14,042	$15,146	$14,211
10/31/18	$12,481	$14,111	$12,668
11/30/18	$12,602	$14,398	$12,869
12/31/18	$11,015	$13,098	$11,340
1/31/19	$12,310	$14,148	$12,616
2/28/19	$12,935	$14,602	$13,272
3/31/19	$12,672	$14,886	$12,994
4/30/19	$13,121	$15,489	$13,436
5/31/19	$12,045	$14,504	$12,391
6/30/19	$12,930	$15,526	$13,266
7/31/19	$12,990	$15,750	$13,343
8/31/19	$12,236	$15,500	$12,684
9/30/19	$12,484	$15,790	$12,948
10/31/19	$12,850	$16,132	$13,289
11/30/19	$13,369	$16,718	$13,836
12/31/19	$13,800	$17,222	$14,235
1/31/20	$13,390	$17,216	$13,779
2/29/20	$12,207	$15,798	$12,619
3/31/20	$9,047	$13,847	$9,877
4/30/20	$10,452	$15,622	$11,234
5/31/20	$11,226	$16,366	$11,965
6/30/20	$11,677	$16,692	$12,388
7/31/20	$12,062	$17,633	$12,731
8/31/20	$12,769	$18,900	$13,448
9/30/20	$12,333	$18,182	$12,999
10/31/20	$12,596	$17,699	$13,271
11/30/20	$14,983	$19,636	$15,717
12/31/20	$16,337	$20,391	$17,076
1/31/21	$17,180	$20,185	$17,936
2/28/21	$18,191	$20,742	$19,054
3/31/21	$18,345	$21,650	$19,245
4/30/21	$18,735	$22,806	$19,649
5/31/21	$18,788	$22,965	$19,690
6/30/21	$19,124	$23,501	$20,071
7/31/21	$18,419	$24,059	$19,346
8/31/21	$18,827	$24,791	$19,779
9/30/21	$18,231	$23,638	$19,196
10/31/21	$18,838	$25,294	$20,012
11/30/21	$17,977	$25,119	$19,179
12/31/21	$18,426	$26,244	$19,607
1/31/22	$16,532	$24,886	$17,719
2/28/22	$16,613	$24,141	$17,909
3/31/22	$16,736	$25,038	$18,131
4/30/22	$14,964	$22,854	$16,334
5/31/22	$14,944	$22,896	$16,359
6/30/22	$13,498	$21,006	$15,014
7/31/22	$15,025	$22,943	$16,581
8/31/22	$14,618	$22,007	$16,242
9/30/22	$12,989	$19,981	$14,685
10/31/22	$14,415	$21,598	$16,302
11/30/22	$14,842	$22,805	$16,683
12/31/22	$13,867	$21,491	$15,600
1/31/23	$15,345	$22,842	$17,121
2/28/23	$15,049	$22,284	$16,831
3/31/23	$14,162	$23,103	$16,027
4/30/23	$13,920	$23,463	$15,739
5/31/23	$13,759	$23,565	$15,594
6/30/23	$14,861	$25,122	$16,861
7/31/23	$15,775	$25,929	$17,893
8/31/23	$14,968	$25,516	$16,997
9/30/23	$14,020	$24,300	$15,997
10/31/23	$12,964	$23,789	$14,906
11/30/23	$14,236	$25,961	$16,255
12/31/23	$16,042	$27,141	$18,241
1/31/24	$15,438	$27,597	$17,532
2/29/24	$16,317	$29,070	$18,523
3/31/24	$16,945	$30,006	$19,186
4/30/24	$15,665	$28,780	$17,836
5/31/24	$16,500	$30,207	$18,730
6/30/24	$16,308	$31,291	$18,557
7/31/24	$18,030	$31,672	$20,443
8/31/24	$17,719	$32,440	$20,137
9/30/24	$17,894	$33,133	$20,278
10/31/24	$17,493	$32,833	$19,985
11/30/24	$19,523	$34,760	$22,177
12/31/24	$17,852	$33,931	$20,346
1/31/25	$18,370	$34,876	$20,879
2/28/25	$17,449	$34,421	$19,762
3/31/25	$16,263	$32,482	$18,417

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	(4.02%)	12.44%	4.98%
Class C (including sales charge)	(4.93%)	12.44%	4.98%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Index	(4.01%)	13.27%	6.30%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,462
# of Portfolio Holdings	1,106
Portfolio Turnover Rate	679%
Total Net Advisory Fees Paid During the Reporting Period	$3,788
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	68.1%
Asset-Backed Securities	31.2%
Non-Agency Mortgage-Backed Securities	13.2%
Corporate Bonds & Notes	11.0%
Sovereign Issues	10.3%
U.S. Treasury Obligations	6.0%
Common Stocks	0.9%
Short-Term Instruments	37.6%
Affiliated Investments	1.9%
Financial Derivative Instruments	(9.4%)
Other Assets and Liabilities, Net	(70.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCKCX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report |

March 31, 2025

PIMS4253TSRAR_033125

I-3: PSNSX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$111	1.13%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index detracted from absolute performance, as the Russell 2000 Index returned -4.01%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	S&P 500 Index	Russell 2000® Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$975,917	$1,009,593	$974,500
5/31/15	$1,000,788	$1,022,576	$996,748
6/30/15	$1,003,599	$1,002,781	$1,004,213
7/31/15	$994,063	$1,023,790	$992,545
8/31/15	$914,501	$962,021	$930,173
9/30/15	$852,631	$938,217	$884,539
10/31/15	$906,068	$1,017,360	$934,374
11/30/15	$938,501	$1,020,385	$964,769
12/31/15	$889,751	$1,004,292	$916,328
1/31/16	$800,221	$954,455	$835,755
2/29/16	$789,943	$953,167	$835,722
3/31/16	$866,794	$1,017,828	$902,421
4/30/16	$890,449	$1,021,774	$916,580
5/31/16	$909,571	$1,040,123	$937,221
6/30/16	$910,591	$1,042,818	$936,630
7/31/16	$970,422	$1,081,265	$992,557
8/31/16	$988,394	$1,082,784	$1,010,105
9/30/16	$1,005,235	$1,082,988	$1,021,358
10/31/16	$966,664	$1,063,233	$972,802
11/30/16	$1,071,683	$1,102,610	$1,081,279
12/31/16	$1,110,397	$1,124,405	$1,111,577
1/31/17	$1,120,774	$1,145,730	$1,115,957
2/28/17	$1,149,859	$1,191,223	$1,137,495
3/31/17	$1,153,219	$1,192,612	$1,138,985
4/30/17	$1,165,931	$1,204,860	$1,151,479
5/31/17	$1,144,755	$1,221,816	$1,128,058
6/30/17	$1,185,686	$1,229,442	$1,167,055
7/31/17	$1,198,524	$1,254,723	$1,175,726
8/31/17	$1,187,748	$1,258,564	$1,160,771
9/30/17	$1,264,629	$1,284,525	$1,233,215
10/31/17	$1,277,565	$1,314,500	$1,243,722
11/30/17	$1,313,128	$1,354,816	$1,279,566
12/31/17	$1,304,214	$1,369,880	$1,274,397
1/31/18	$1,339,927	$1,448,311	$1,307,696
2/28/18	$1,289,051	$1,394,930	$1,257,062
3/31/18	$1,302,599	$1,359,480	$1,273,316
4/30/18	$1,317,262	$1,364,697	$1,284,330
5/31/18	$1,397,323	$1,397,561	$1,362,289
6/30/18	$1,406,525	$1,406,163	$1,372,057
7/31/18	$1,432,969	$1,458,492	$1,395,972
8/31/18	$1,487,114	$1,506,017	$1,456,152
9/30/18	$1,454,465	$1,514,589	$1,421,132
10/31/18	$1,293,562	$1,411,067	$1,266,768
11/30/18	$1,307,498	$1,439,822	$1,286,897
12/31/18	$1,142,496	$1,309,819	$1,134,027
1/31/19	$1,279,039	$1,414,783	$1,261,605
2/28/19	$1,344,523	$1,460,209	$1,327,196
3/31/19	$1,318,222	$1,488,583	$1,299,418
4/30/19	$1,365,852	$1,548,856	$1,343,559
5/31/19	$1,255,183	$1,450,428	$1,239,070
6/30/19	$1,348,912	$1,552,649	$1,326,648
7/31/19	$1,355,990	$1,574,964	$1,334,289
8/31/19	$1,279,556	$1,550,016	$1,268,415
9/30/19	$1,305,768	$1,579,018	$1,294,811
10/31/19	$1,344,468	$1,613,219	$1,328,916
11/30/19	$1,400,369	$1,671,777	$1,383,615
12/31/19	$1,447,202	$1,722,235	$1,423,504
1/31/20	$1,404,289	$1,721,559	$1,377,852
2/29/20	$1,281,469	$1,579,842	$1,261,865
3/31/20	$950,571	$1,384,711	$987,712
4/30/20	$1,099,097	$1,562,223	$1,123,374
5/31/20	$1,182,272	$1,636,628	$1,196,472
6/30/20	$1,230,674	$1,669,176	$1,238,768
7/31/20	$1,272,954	$1,763,293	$1,273,057
8/31/20	$1,348,456	$1,890,039	$1,344,781
9/30/20	$1,302,807	$1,818,224	$1,299,865
10/31/20	$1,330,658	$1,769,870	$1,327,084
11/30/20	$1,585,959	$1,963,607	$1,571,692
12/31/20	$1,729,320	$2,039,105	$1,707,644
1/31/21	$1,821,171	$2,018,518	$1,793,572
2/28/21	$1,930,441	$2,074,179	$1,905,366
3/31/21	$1,947,370	$2,165,019	$1,924,495
4/30/21	$1,990,497	$2,280,563	$1,964,910
5/31/21	$1,997,132	$2,296,491	$1,968,958
6/30/21	$2,034,880	$2,350,103	$2,007,096
7/31/21	$1,962,267	$2,405,929	$1,934,620
8/31/21	$2,007,218	$2,479,083	$1,977,898
9/30/21	$1,945,657	$2,363,781	$1,919,589
10/31/21	$2,010,996	$2,529,392	$2,001,248
11/30/21	$1,920,247	$2,511,866	$1,917,856
12/31/21	$1,970,351	$2,624,438	$1,960,701
1/31/22	$1,770,679	$2,488,631	$1,771,945
2/28/22	$1,780,097	$2,414,118	$1,790,851
3/31/22	$1,795,167	$2,503,753	$1,813,147
4/30/22	$1,604,913	$2,285,421	$1,633,446
5/31/22	$1,604,913	$2,289,614	$1,635,913
6/30/22	$1,450,450	$2,100,621	$1,501,375
7/31/22	$1,616,215	$2,294,307	$1,658,119
8/31/22	$1,574,774	$2,200,741	$1,624,194
9/30/22	$1,399,590	$1,998,056	$1,468,531
10/31/22	$1,555,937	$2,159,821	$1,630,202
11/30/22	$1,601,146	$2,280,521	$1,668,283
12/31/22	$1,495,746	$2,149,130	$1,560,012
1/31/23	$1,657,449	$2,284,168	$1,712,066
2/28/23	$1,626,535	$2,228,437	$1,683,149
3/31/23	$1,533,794	$2,310,252	$1,602,728
4/30/23	$1,507,636	$2,346,311	$1,573,911
5/31/23	$1,490,990	$2,356,510	$1,559,368
6/30/23	$1,612,267	$2,512,217	$1,686,145
7/31/23	$1,714,520	$2,592,922	$1,789,253
8/31/23	$1,626,535	$2,551,639	$1,699,736
9/30/23	$1,524,175	$2,429,982	$1,599,673
10/31/23	$1,411,362	$2,378,888	$1,490,575
11/30/23	$1,550,578	$2,596,140	$1,625,487
12/31/23	$1,750,519	$2,714,085	$1,824,089
1/31/24	$1,684,783	$2,759,693	$1,753,150
2/29/24	$1,782,170	$2,907,048	$1,852,273
3/31/24	$1,850,423	$3,000,582	$1,918,585
4/30/24	$1,714,906	$2,878,024	$1,783,555
5/31/24	$1,806,072	$3,020,730	$1,873,036
6/30/24	$1,787,193	$3,129,120	$1,855,710
7/31/24	$1,979,392	$3,167,209	$2,044,250
8/31/24	$1,944,447	$3,244,035	$2,013,709
9/30/24	$1,963,584	$3,313,318	$2,027,785
10/31/24	$1,923,150	$3,283,271	$1,998,504
11/30/24	$2,148,065	$3,476,003	$2,217,720
12/31/24	$1,966,825	$3,393,141	$2,034,558
1/31/25	$2,025,423	$3,487,632	$2,087,904
2/28/25	$1,926,062	$3,442,124	$1,976,222
3/31/25	$1,793,742	$3,248,180	$1,841,701

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	(3.06%)	13.54%	6.02%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Index	(4.01%)	13.27%	6.30%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,462
# of Portfolio Holdings	1,106
Portfolio Turnover Rate	679%
Total Net Advisory Fees Paid During the Reporting Period	$3,788
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	68.1%
Asset-Backed Securities	31.2%
Non-Agency Mortgage-Backed Securities	13.2%
Corporate Bonds & Notes	11.0%
Sovereign Issues	10.3%
U.S. Treasury Obligations	6.0%
Common Stocks	0.9%
Short-Term Instruments	37.6%
Affiliated Investments	1.9%
Financial Derivative Instruments	(9.4%)
Other Assets and Liabilities, Net	(70.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSNSX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report |

March 31, 2025

PIMS2203TSRAR_033125

Institutional Class: PSCSX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.98%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index detracted from absolute performance, as the Russell 2000 Index returned -4.01%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	Russell 2000® Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$976,042	$1,009,593	$974,500
5/31/15	$1,001,042	$1,022,576	$996,748
6/30/15	$1,003,980	$1,002,781	$1,004,213
7/31/15	$994,567	$1,023,790	$992,545
8/31/15	$915,086	$962,021	$930,173
9/30/15	$853,286	$938,217	$884,539
10/31/15	$906,879	$1,017,360	$934,374
11/30/15	$939,455	$1,020,385	$964,769
12/31/15	$890,770	$1,004,292	$916,328
1/31/16	$801,239	$954,455	$835,755
2/29/16	$791,040	$953,167	$835,722
3/31/16	$868,104	$1,017,828	$902,421
4/30/16	$891,903	$1,021,774	$916,580
5/31/16	$911,169	$1,040,123	$937,221
6/30/16	$912,302	$1,042,818	$936,630
7/31/16	$972,367	$1,081,265	$992,557
8/31/16	$990,500	$1,082,784	$1,010,105
9/30/16	$1,007,499	$1,082,988	$1,021,358
10/31/16	$968,967	$1,063,233	$972,802
11/30/16	$1,074,363	$1,102,610	$1,081,279
12/31/16	$1,113,315	$1,124,405	$1,111,577
1/31/17	$1,123,862	$1,145,730	$1,115,957
2/28/17	$1,153,160	$1,191,223	$1,137,495
3/31/17	$1,156,675	$1,192,612	$1,138,985
4/30/17	$1,169,566	$1,204,860	$1,151,479
5/31/17	$1,148,472	$1,221,816	$1,128,058
6/30/17	$1,189,682	$1,229,442	$1,167,055
7/31/17	$1,202,716	$1,254,723	$1,175,726
8/31/17	$1,192,052	$1,258,564	$1,160,771
9/30/17	$1,269,362	$1,284,525	$1,233,215
10/31/17	$1,282,510	$1,314,500	$1,243,722
11/30/17	$1,318,367	$1,354,816	$1,279,566
12/31/17	$1,309,584	$1,369,880	$1,274,397
1/31/18	$1,345,616	$1,448,311	$1,307,696
2/28/18	$1,294,674	$1,394,930	$1,257,062
3/31/18	$1,308,452	$1,359,480	$1,273,316
4/30/18	$1,323,420	$1,364,697	$1,284,330
5/31/18	$1,404,496	$1,397,561	$1,362,289
6/30/18	$1,414,649	$1,406,163	$1,372,057
7/31/18	$1,439,753	$1,458,492	$1,395,972
8/31/18	$1,494,983	$1,506,017	$1,456,152
9/30/18	$1,462,295	$1,514,589	$1,421,132
10/31/18	$1,300,659	$1,411,067	$1,266,768
11/30/18	$1,314,550	$1,439,822	$1,286,897
12/31/18	$1,150,366	$1,309,819	$1,134,027
1/31/19	$1,286,356	$1,414,783	$1,261,605
2/28/19	$1,352,964	$1,460,209	$1,327,196
3/31/19	$1,327,037	$1,488,583	$1,299,418
4/30/19	$1,374,481	$1,548,856	$1,343,559
5/31/19	$1,264,243	$1,450,428	$1,239,070
6/30/19	$1,357,786	$1,552,649	$1,326,648
7/31/19	$1,364,836	$1,574,964	$1,334,289
8/31/19	$1,288,699	$1,550,016	$1,268,415
9/30/19	$1,315,227	$1,579,018	$1,294,811
10/31/19	$1,353,785	$1,613,219	$1,328,916
11/30/19	$1,410,906	$1,671,777	$1,383,615
12/31/19	$1,458,148	$1,722,235	$1,423,504
1/31/20	$1,415,391	$1,721,559	$1,377,852
2/29/20	$1,291,545	$1,579,842	$1,261,865
3/31/20	$957,868	$1,384,711	$987,712
4/30/20	$1,108,876	$1,562,223	$1,123,374
5/31/20	$1,191,783	$1,636,628	$1,196,472
6/30/20	$1,241,996	$1,669,176	$1,238,768
7/31/20	$1,282,644	$1,763,293	$1,273,057
8/31/20	$1,359,422	$1,890,039	$1,344,781
9/30/20	$1,314,422	$1,818,224	$1,299,865
10/31/20	$1,342,191	$1,769,870	$1,327,084
11/30/20	$1,599,830	$1,963,607	$1,571,692
12/31/20	$1,746,242	$2,039,105	$1,707,644
1/31/21	$1,837,817	$2,018,518	$1,793,572
2/28/21	$1,948,339	$2,074,179	$1,905,366
3/31/21	$1,965,751	$2,165,019	$1,924,495
4/30/21	$2,010,390	$2,280,563	$1,964,910
5/31/21	$2,017,003	$2,296,491	$1,968,958
6/30/21	$2,054,986	$2,350,103	$2,007,096
7/31/21	$1,980,917	$2,405,929	$1,934,620
8/31/21	$2,027,425	$2,479,083	$1,977,898
9/30/21	$1,964,971	$2,363,781	$1,919,589
10/31/21	$2,031,856	$2,529,392	$2,001,248
11/30/21	$1,941,471	$2,511,866	$1,917,856
12/31/21	$1,992,118	$2,624,438	$1,960,701
1/31/22	$1,789,530	$2,488,631	$1,771,945
2/28/22	$1,800,785	$2,414,118	$1,790,851
3/31/22	$1,815,791	$2,503,753	$1,813,147
4/30/22	$1,622,582	$2,285,421	$1,633,446
5/31/22	$1,624,458	$2,289,614	$1,635,913
6/30/22	$1,466,889	$2,100,621	$1,501,375
7/31/22	$1,633,837	$2,294,307	$1,658,119
8/31/22	$1,592,569	$2,200,741	$1,624,194
9/30/22	$1,416,242	$1,998,056	$1,468,531
10/31/22	$1,573,811	$2,159,821	$1,630,202
11/30/22	$1,620,706	$2,280,521	$1,668,283
12/31/22	$1,515,915	$2,149,130	$1,560,012
1/31/23	$1,680,945	$2,284,168	$1,712,066
2/28/23	$1,647,939	$2,228,437	$1,683,149
3/31/23	$1,553,637	$2,310,252	$1,602,728
4/30/23	$1,527,703	$2,346,311	$1,573,911
5/31/23	$1,511,200	$2,356,510	$1,559,368
6/30/23	$1,633,794	$2,512,217	$1,686,145
7/31/23	$1,737,527	$2,592,922	$1,789,253
8/31/23	$1,650,297	$2,551,639	$1,699,736
9/30/23	$1,547,412	$2,429,982	$1,599,673
10/31/23	$1,430,761	$2,378,888	$1,490,575
11/30/23	$1,571,218	$2,596,140	$1,625,487
12/31/23	$1,774,833	$2,714,085	$1,824,089
1/31/24	$1,709,635	$2,759,693	$1,753,150
2/29/24	$1,806,224	$2,907,048	$1,852,273
3/31/24	$1,879,430	$3,000,582	$1,918,585
4/30/24	$1,740,122	$2,878,024	$1,783,555
5/31/24	$1,832,994	$3,020,730	$1,873,036
6/30/24	$1,814,536	$3,129,120	$1,855,710
7/31/24	$2,010,100	$3,167,209	$2,044,250
8/31/24	$1,975,443	$3,244,035	$2,013,709
9/30/24	$1,995,103	$3,313,318	$2,027,785
10/31/24	$1,955,000	$3,283,271	$1,998,504
11/30/24	$2,180,577	$3,476,003	$2,217,720
12/31/24	$1,998,748	$3,393,141	$2,034,558
1/31/25	$2,056,866	$3,487,632	$2,087,904
2/28/25	$1,955,791	$3,442,124	$1,976,222
3/31/25	$1,825,111	$3,248,180	$1,841,701

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(2.89%)	13.76%	6.20%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Index	(4.01%)	13.27%	6.30%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,462
# of Portfolio Holdings	1,106
Portfolio Turnover Rate	679%
Total Net Advisory Fees Paid During the Reporting Period	$3,788
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	68.1%
Asset-Backed Securities	31.2%
Non-Agency Mortgage-Backed Securities	13.2%
Corporate Bonds & Notes	11.0%
Sovereign Issues	10.3%
U.S. Treasury Obligations	6.0%
Common Stocks	0.9%
Short-Term Instruments	37.6%
Affiliated Investments	1.9%
Financial Derivative Instruments	(9.4%)
Other Assets and Liabilities, Net	(70.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSCSX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report |

March 31, 2025

PIMS1885TSRAR_033125

I-2: PCKPX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$106	1.08%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index detracted from absolute performance, as the Russell 2000 Index returned -4.01%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index	Russell 2000® Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$975,891	$1,009,593	$974,500
5/31/15	$1,001,048	$1,022,576	$996,748
6/30/15	$1,003,827	$1,002,781	$1,004,213
7/31/15	$994,357	$1,023,790	$992,545
8/31/15	$914,388	$962,021	$930,173
9/30/15	$851,927	$938,217	$884,539
10/31/15	$906,890	$1,017,360	$934,374
11/30/15	$938,599	$1,020,385	$964,769
12/31/15	$890,382	$1,004,292	$916,328
1/31/16	$800,317	$954,455	$835,755
2/29/16	$791,197	$953,167	$835,722
3/31/16	$867,581	$1,017,828	$902,421
4/30/16	$891,522	$1,021,774	$916,580
5/31/16	$910,903	$1,040,123	$937,221
6/30/16	$910,903	$1,042,818	$936,630
7/31/16	$971,325	$1,081,265	$992,557
8/31/16	$989,566	$1,082,784	$1,010,105
9/30/16	$1,006,667	$1,082,988	$1,021,358
10/31/16	$967,905	$1,063,233	$972,802
11/30/16	$1,072,790	$1,102,610	$1,081,279
12/31/16	$1,111,187	$1,124,405	$1,111,577
1/31/17	$1,122,970	$1,145,730	$1,115,957
2/28/17	$1,151,251	$1,191,223	$1,137,495
3/31/17	$1,154,786	$1,192,612	$1,138,985
4/30/17	$1,167,748	$1,204,860	$1,151,479
5/31/17	$1,146,538	$1,221,816	$1,128,058
6/30/17	$1,187,792	$1,229,442	$1,167,055
7/31/17	$1,200,897	$1,254,723	$1,175,726
8/31/17	$1,188,983	$1,258,564	$1,160,771
9/30/17	$1,266,403	$1,284,525	$1,233,215
10/31/17	$1,279,620	$1,314,500	$1,243,722
11/30/17	$1,314,464	$1,354,816	$1,279,566
12/31/17	$1,306,576	$1,369,880	$1,274,397
1/31/18	$1,341,551	$1,448,311	$1,307,696
2/28/18	$1,291,587	$1,394,930	$1,257,062
3/31/18	$1,305,135	$1,359,480	$1,273,316
4/30/18	$1,320,180	$1,364,697	$1,284,330
5/31/18	$1,400,418	$1,397,561	$1,362,289
6/30/18	$1,410,380	$1,406,163	$1,372,057
7/31/18	$1,435,610	$1,458,492	$1,395,972
8/31/18	$1,491,117	$1,506,017	$1,456,152
9/30/18	$1,457,905	$1,514,589	$1,421,132
10/31/18	$1,296,761	$1,411,067	$1,266,768
11/30/18	$1,310,719	$1,439,822	$1,286,897
12/31/18	$1,145,310	$1,309,819	$1,134,027
1/31/19	$1,282,022	$1,414,783	$1,261,605
2/28/19	$1,347,588	$1,460,209	$1,327,196
3/31/19	$1,321,306	$1,488,583	$1,299,418
4/30/19	$1,368,996	$1,548,856	$1,343,559
5/31/19	$1,259,589	$1,450,428	$1,239,070
6/30/19	$1,352,000	$1,552,649	$1,326,648
7/31/19	$1,359,086	$1,574,964	$1,334,289
8/31/19	$1,282,557	$1,550,016	$1,268,415
9/30/19	$1,310,349	$1,579,018	$1,294,811
10/31/19	$1,349,100	$1,613,219	$1,328,916
11/30/19	$1,403,638	$1,671,777	$1,383,615
12/31/19	$1,450,752	$1,722,235	$1,423,504
1/31/20	$1,409,260	$1,721,559	$1,377,852
2/29/20	$1,286,265	$1,579,842	$1,261,865
3/31/20	$953,560	$1,384,711	$987,712
4/30/20	$1,102,321	$1,562,223	$1,123,374
5/31/20	$1,185,627	$1,636,628	$1,196,472
6/30/20	$1,234,398	$1,669,176	$1,238,768
7/31/20	$1,276,755	$1,763,293	$1,273,057
8/31/20	$1,352,392	$1,890,039	$1,344,781
9/30/20	$1,306,755	$1,818,224	$1,299,865
10/31/20	$1,336,208	$1,769,870	$1,327,084
11/30/20	$1,591,978	$1,963,607	$1,571,692
12/31/20	$1,735,756	$2,039,105	$1,707,644
1/31/21	$1,827,779	$2,018,518	$1,793,572
2/28/21	$1,937,256	$2,074,179	$1,905,366
3/31/21	$1,954,474	$2,165,019	$1,924,495
4/30/21	$1,997,685	$2,280,563	$1,964,910
5/31/21	$2,005,995	$2,296,491	$1,968,958
6/30/21	$2,042,252	$2,350,103	$2,007,096
7/31/21	$1,969,500	$2,405,929	$1,934,620
8/31/21	$2,014,537	$2,479,083	$1,977,898
9/30/21	$1,953,016	$2,363,781	$1,919,589
10/31/21	$2,020,298	$2,529,392	$2,001,248
11/30/21	$1,929,376	$2,511,866	$1,917,856
12/31/21	$1,977,893	$2,624,438	$1,960,701
1/31/22	$1,777,839	$2,488,631	$1,771,945
2/28/22	$1,787,275	$2,414,118	$1,790,851
3/31/22	$1,802,374	$2,503,753	$1,813,147
4/30/22	$1,611,756	$2,285,421	$1,633,446
5/31/22	$1,611,756	$2,289,614	$1,635,913
6/30/22	$1,456,997	$2,100,621	$1,501,375
7/31/22	$1,623,080	$2,294,307	$1,658,119
8/31/22	$1,581,559	$2,200,741	$1,624,194
9/30/22	$1,406,040	$1,998,056	$1,468,531
10/31/22	$1,562,686	$2,159,821	$1,630,202
11/30/22	$1,609,869	$2,280,521	$1,668,283
12/31/22	$1,504,305	$2,149,130	$1,560,012
1/31/23	$1,666,160	$2,284,168	$1,712,066
2/28/23	$1,635,217	$2,228,437	$1,683,149
3/31/23	$1,540,008	$2,310,252	$1,602,728
4/30/23	$1,513,826	$2,346,311	$1,573,911
5/31/23	$1,499,544	$2,356,510	$1,559,368
6/30/23	$1,620,936	$2,512,217	$1,686,145
7/31/23	$1,723,286	$2,592,922	$1,789,253
8/31/23	$1,635,217	$2,551,639	$1,699,736
9/30/23	$1,532,769	$2,429,982	$1,599,673
10/31/23	$1,419,854	$2,378,888	$1,490,575
11/30/23	$1,559,196	$2,596,140	$1,625,487
12/31/23	$1,759,336	$2,714,085	$1,824,089
1/31/24	$1,695,980	$2,759,693	$1,753,150
2/29/24	$1,791,013	$2,907,048	$1,852,273
3/31/24	$1,862,066	$3,000,582	$1,918,585
4/30/24	$1,723,952	$2,878,024	$1,783,555
5/31/24	$1,817,672	$3,020,730	$1,873,036
6/30/24	$1,796,220	$3,129,120	$1,855,710
7/31/24	$1,991,081	$3,167,209	$2,044,250
8/31/24	$1,958,604	$3,244,035	$2,013,709
9/30/24	$1,975,545	$3,313,318	$2,027,785
10/31/24	$1,935,073	$3,283,271	$1,998,504
11/30/24	$2,160,199	$3,476,003	$2,217,720
12/31/24	$1,978,963	$3,393,141	$2,034,558
1/31/25	$2,037,618	$3,487,632	$2,087,904
2/28/25	$1,938,160	$3,442,124	$1,976,222
3/31/25	$1,805,796	$3,248,180	$1,841,701

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	(3.02%)	13.62%	6.09%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Index	(4.01%)	13.27%	6.30%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,462
# of Portfolio Holdings	1,106
Portfolio Turnover Rate	679%
Total Net Advisory Fees Paid During the Reporting Period	$3,788
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	68.1%
Asset-Backed Securities	31.2%
Non-Agency Mortgage-Backed Securities	13.2%
Corporate Bonds & Notes	11.0%
Sovereign Issues	10.3%
U.S. Treasury Obligations	6.0%
Common Stocks	0.9%
Short-Term Instruments	37.6%
Affiliated Investments	1.9%
Financial Derivative Instruments	(9.4%)
Other Assets and Liabilities, Net	(70.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCKPX

PIMCO StocksPLUS® Small Fund

Annual Shareholder Report |

March 31, 2025

PIMS1928TSRAR_033125

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Peter B. McCarthy, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2025	$6,451,129
	March 31, 2024	$6,253,215

(b)	Fiscal Year Ended	Audit-Related Fees (1)
	March 31, 2025	$—
	March 31, 2024	$—

(c)	Fiscal Year Ended	Tax Fees
	March 31, 2025	$6,500
	March 31, 2024	$18,725

(d)	Fiscal Year Ended	All Other Fees (2)
	March 31, 2025	$—
	March 31, 2024	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity

Entity	March 31, 2025	March 31, 2024

PIMCO Funds	$6,500	$ 18,725
Pacific Investment Management Company LLC (“PIMCO”)	36,308,462	23,377,521

Totals	$36,314,962	$ 23,396,246

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner

Peter B. McCarthy (Chair)

Ronald C. Parker

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	Equity-Related Strategy Funds

Filed under the initially filed submission on Form N-CSR:

●	Asset Allocation Funds
●	Tax-Efficient Strategy Funds
●	Municipal Value Funds
●	International Bond Funds

To be filed under the immediately following second companion submission on Form N-CSR:

●	Bond Funds

To be filed under the immediately following third companion submission on Form N-CSR:

●	International Bond Portfolio (U.S. Dollar-Hedged)
●	PAPS Portfolio

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PAPS – All Asset Funds
●	Income Fund
●	Credit Bond Funds
●	Total Return Fund

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	Short Duration Strategy Funds
●	Real Return Strategy Funds
●	TRENDS Managed Futures Strategy Fund

(b) Not applicable to the Registrant.

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

Equity-Related Strategy Funds

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE PLUS EMG Fund

PIMCO RAE PLUS Fund

PIMCO RAE PLUS International Fund

PIMCO RAE PLUS Small Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and collectively, the “Funds”).

The Funds may invest in both fixed income instruments and equity and equity-related securities. We believe that such funds have an important role to play in a well-diversified investment portfolio. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

2	PIMCO EQUITY-RELATED STRATEGY FUNDS

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Certain instruments in which a Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on a Fund or the financial instruments in which a Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of a Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the Funds	(Cont.)

issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks.

Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Class R	Diversification Status
PIMCO RAE Fundamental Advantage PLUS Fund	02/29/08	02/29/08	—	—	07/31/08	—	—	Diversified
PIMCO RAE PLUS EMG Fund	11/26/08	11/26/08	01/07/11	—	05/31/13	05/31/13	—	Diversified
PIMCO RAE PLUS Fund	06/30/05	06/30/05	04/30/08	04/27/18	06/30/05	06/30/05	—	Diversified
PIMCO RAE PLUS International Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	—	—	Diversified
PIMCO RAE PLUS Small Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	02/28/14	—	Diversified
PIMCO RAE Worldwide Long/Short PLUS Fund	12/04/14	12/04/14	08/23/19	—	08/23/19	08/23/19	—	Diversified
PIMCO StocksPLUS® Absolute Return Fund	06/28/02	06/28/02	04/30/08	04/27/18	07/31/03	07/31/03	—	Diversified
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	04/27/18	01/20/97	01/20/97	12/31/02	Diversified
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	04/27/18	10/30/03	10/30/03	—	Diversified
PIMCO StocksPLUS® International Fund (Unhedged)	11/30/06	11/30/06	04/30/08	04/27/18	11/30/06	11/30/06	—	Diversified
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	Diversified
PIMCO StocksPLUS® Short Fund	07/23/03	07/23/03	01/29/10	04/27/18	07/31/06	07/31/06	—	Diversified
PIMCO StocksPLUS® Small Fund	03/31/06	03/31/06	04/30/08	04/27/18	07/31/06	07/31/06	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

4	PIMCO EQUITY-RELATED STRATEGY FUNDS

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class

03/31/2025	$8.64	$0.36	$(0.56)	$(0.20)	$(0.38)	$0.00	$(0.02)	$(0.40)

03/31/2024	8.46	0.36	0.08	0.44	(0.26)	0.00	0.00	(0.26)

03/31/2023	8.56	0.21	0.21	0.42	(0.52)	0.00	0.00	(0.52)

03/31/2022	9.51	0.07	(0.59)	(0.52)	(0.41)	0.00	(0.02)	(0.43)

03/31/2021	8.58	0.06	0.93	0.99	(0.06)	0.00	0.00	(0.06)
Class A

03/31/2025	8.33	0.31	(0.53)	(0.22)	(0.35)	0.00	(0.02)	(0.37)

03/31/2024	8.17	0.31	0.08	0.39	(0.23)	0.00	0.00	(0.23)

03/31/2023	8.28	0.17	0.21	0.38	(0.49)	0.00	0.00	(0.49)

03/31/2022	9.23	0.03	(0.57)	(0.54)	(0.39)	0.00	(0.02)	(0.41)

03/31/2021	8.35	0.04	0.88	0.92	(0.04)	0.00	0.00	(0.04)

PIMCO RAE PLUS EMG Fund
Institutional Class

03/31/2025	$7.11	$0.33	$0.17	$0.50	$(0.65)	$0.00	$0.00	$(0.65)

03/31/2024	6.11	0.30	1.13	1.43	(0.43)	0.00	0.00	(0.43)

03/31/2023	7.31	0.20	(0.81)	(0.61)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.27	0.12	0.11	0.23	(3.19)	0.00	0.00	(3.19)

03/31/2021	6.81	0.14	5.35	5.49	(2.03)	0.00	0.00	(2.03)
I-2

03/31/2025	7.05	0.32	0.17	0.49	(0.64)	0.00	0.00	(0.64)

03/31/2024	6.06	0.30	1.11	1.41	(0.42)	0.00	0.00	(0.42)

03/31/2023	7.27	0.17	(0.79)	(0.62)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.25	0.12	0.09	0.21	(3.19)	0.00	0.00	(3.19)

03/31/2021	6.80	0.13	5.35	5.48	(2.03)	0.00	0.00	(2.03)
Class A

03/31/2025	6.83	0.29	0.16	0.45	(0.62)	0.00	0.00	(0.62)

03/31/2024	5.89	0.27	1.08	1.35	(0.41)	0.00	0.00	(0.41)

03/31/2023	7.10	0.17	(0.79)	(0.62)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.07	0.09	0.10	0.19	(3.16)	0.00	0.00	(3.16)

03/31/2021	6.72	0.10	5.25	5.35	(2.00)	0.00	0.00	(2.00)
Class C

03/31/2025	6.24	0.22	0.15	0.37	(0.57)	0.00	0.00	(0.57)

03/31/2024	5.41	0.20	1.00	1.20	(0.37)	0.00	0.00	(0.37)

03/31/2023	6.63	0.10	(0.73)	(0.63)	0.00	(0.59)	0.00	(0.59)

03/31/2022	9.61	0.02	0.10	0.12	(3.10)	0.00	0.00	(3.10)

03/31/2021	6.46	0.04	5.05	5.09	(1.94)	0.00	0.00	(1.94)

PIMCO RAE PLUS Fund
Institutional Class

03/31/2025	$20.53	$0.83	$(0.71)	$0.12	$(1.54)	$0.00	$0.00	$(1.54)

03/31/2024	16.51	0.80	4.05	4.85	(0.83)	0.00	0.00	(0.83)

03/31/2023(h)	20.25	0.51	(1.72)	(1.21)	(0.62)	(1.91)	0.00	(2.53)

03/31/2022(h)	20.85	0.27	1.71	1.98	(2.58)	0.00	0.00	(2.58)

03/31/2021(h)	13.92	0.30	9.72	10.02	(3.09)	0.00	0.00	(3.09)
I-2

03/31/2025	20.19	0.80	(0.71)	0.09	(1.52)	0.00	0.00	(1.52)

03/31/2024	16.25	0.77	3.99	4.76	(0.82)	0.00	0.00	(0.82)

03/31/2023(h)	19.98	0.49	(1.71)	(1.22)	(0.60)	(1.91)	0.00	(2.51)

03/31/2022(h)	20.61	0.27	1.65	1.92	(2.55)	0.00	0.00	(2.55)

03/31/2021(h)	13.80	0.30	9.57	9.87	(3.06)	0.00	0.00	(3.06)
I-3

03/31/2025	20.15	0.79	(0.72)	0.07	(1.51)	0.00	0.00	(1.51)

03/31/2024	16.20	0.75	3.98	4.73	(0.78)	0.00	0.00	(0.78)

03/31/2023(h)	19.92	0.50	(1.71)	(1.21)	(0.60)	(1.91)	0.00	(2.51)

03/31/2022(h)	20.58	0.24	1.65	1.89	(2.55)	0.00	0.00	(2.55)

03/31/2021(h)	13.77	0.30	9.57	9.87	(3.06)	0.00	0.00	(3.06)

6	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$8.04	(2.12)%	$453,827	1.13%		1.13%		0.89%		0.89%		4.45%	666%

8.64	5.31	560,983	1.33		1.33		0.89		0.89		4.31	443

8.46	4.82	583,106	1.07		1.07		0.89		0.89		2.37	113

8.56	(5.44)	665,443	0.90		0.90		0.89		0.89		0.73	112

9.51	11.60	1,075,166	0.91		0.91		0.89		0.89		0.69	355

7.74	(2.45)	9,343	1.53		1.53		1.29		1.29		4.05	666

8.33	4.86	10,968	1.73		1.73		1.29		1.29		3.90	443

8.17	4.47	13,211	1.47		1.47		1.29		1.29		1.99	113

8.28	(5.85)	12,280	1.30		1.30		1.29		1.29		0.32	112

9.23	11.05	10,355	1.31		1.31		1.29		1.29		0.44	355

$6.96	7.14%	$169,241	1.29%		1.29%		1.10%		1.10%		4.58%	620%

7.11	23.93	211,661	1.45		1.45		1.10		1.10		4.63	486

6.11	(7.88)	181,436	1.20		1.20		1.10		1.10		3.13	266

7.31	0.27	170,539	1.12		1.12		1.10		1.10		1.18	137

10.27	84.08	936,800	1.17	(e)	1.17	(e)	1.13	(e)	1.13	(e)	1.66	331

6.90	7.06	4,777	1.39		1.39		1.20		1.20		4.47	620

7.05	23.83	5,671	1.55		1.55		1.20		1.20		4.54	486

6.06	(8.07)	5,609	1.30		1.30		1.20		1.20		2.76	266

7.27	0.04	18,428	1.22		1.22		1.20		1.20		1.28	137

10.25	84.04	24,161	1.27	(e)	1.27	(e)	1.23	(e)	1.23	(e)	1.41	331

6.66	6.72	8,997	1.69		1.69		1.50		1.50		4.17	620

6.83	23.35	9,567	1.85		1.85		1.50		1.50		4.22	486

5.89	(8.28)	8,962	1.60		1.60		1.50		1.50		2.74	266

7.10	(0.16)	10,770	1.52		1.52		1.50		1.50		0.96	137

10.07	83.06	12,242	1.57	(e)	1.57	(e)	1.53	(e)	1.53	(e)	1.10	331

6.04	6.08	482	2.44		2.44		2.25		2.25		3.44	620

6.24	22.61	573	2.60		2.60		2.25		2.25		3.48	486

5.41	(9.04)	573	2.35		2.35		2.25		2.25		1.75	266

6.63	(0.96)	1,110	2.27		2.27		2.25		2.25		0.28	137

9.61	82.02	1,540	2.32	(e)	2.32	(e)	2.28	(e)	2.28	(e)	0.46	331

$19.11	0.71%	$387,699	1.03%		1.03%		0.79%		0.79%		4.18%	632%

20.53	29.96	371,837	0.99		0.99		0.79		0.79		4.61	366

16.51	(5.86)	370,230	0.83		0.83		0.79		0.79		2.83	120

20.25	9.93	453,630	0.80		0.80		0.79		0.79		1.31	120

20.85	75.31	695,032	0.80		0.80		0.79		0.79		1.71	271

18.76	0.59	231,343	1.13		1.13		0.89		0.89		4.08	632

20.19	29.85	236,943	1.09		1.09		0.89		0.89		4.51	366

16.25	(5.96)	193,574	0.93		0.93		0.89		0.89		2.81	120

19.98	9.83	288,189	0.90		0.90		0.89		0.89		1.25	120

20.61	74.92	293,626	0.90		0.90		0.89		0.89		1.64	271

18.71	0.50	3,788	1.18		1.23		0.94		0.99		4.02	632

20.15	29.72	2,851	1.08	(k)	1.13	(k)	0.94	(k)	0.99	(k)	4.52	366

16.20	(5.96)	9,051	0.98		1.03		0.94		0.99		2.85	120

19.92	9.66	8,445	0.95		1.00		0.94		0.99		1.23	120

20.58	75.06	6,529	0.95		1.00		0.94		0.99		1.61	271

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE PLUS Fund (Cont.)
Class A

03/31/2025	$18.37	$0.67	$(0.65)	$0.02	$(1.47)	$0.00	$0.00	$(1.47)

03/31/2024	14.86	0.66	3.62	4.28	(0.77)	0.00	0.00	(0.77)

03/31/2023(h)	18.51	0.41	(1.58)	(1.17)	(0.57)	(1.91)	0.00	(2.48)

03/31/2022(h)	19.29	0.18	1.56	1.74	(2.52)	0.00	0.00	(2.52)

03/31/2021(h)	13.05	0.24	9.03	9.27	(3.03)	0.00	0.00	(3.03)
Class C

03/31/2025	15.10	0.44	(0.53)	(0.09)	(1.38)	0.00	0.00	(1.38)

03/31/2024	12.35	0.45	2.99	3.44	(0.69)	0.00	0.00	(0.69)

03/31/2023(h)	15.87	0.23	(1.34)	(1.11)	(0.50)	(1.91)	0.00	(2.41)

03/31/2022(h)	16.89	0.03	1.35	1.38	(2.40)	0.00	0.00	(2.40)

03/31/2021(h)	11.67	0.09	8.04	8.13	(2.91)	0.00	0.00	(2.91)

PIMCO RAE PLUS International Fund
Institutional Class

03/31/2025	$7.30	$0.38	$0.25	$0.63	$(0.54)	$0.00	$0.00	$(0.54)

03/31/2024	6.65	0.34	0.72	1.06	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.93	0.28	(0.98)	(0.70)	(0.16)	(3.42)	0.00	(3.58)

03/31/2022(f)	34.35	0.38	(0.50)	(0.12)	(4.49)	(18.81)	0.00	(23.30)

03/31/2021(f)	25.50	0.30	14.90	15.20	(6.35)	0.00	0.00	(6.35)
I-2

03/31/2025	7.01	0.36	0.24	0.60	(0.53)	0.00	0.00	(0.53)

03/31/2024	6.41	0.32	0.69	1.01	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.67	0.27	(0.96)	(0.69)	(0.15)	(3.42)	0.00	(3.57)

03/31/2022(f)	34.10	0.35	(0.46)	(0.11)	(4.51)	(18.81)	0.00	(23.32)

03/31/2021(f)	25.40	0.35	14.70	15.05	(6.35)	0.00	0.00	(6.35)
Class A

03/31/2025	6.99	0.34	0.24	0.58	(0.52)	0.00	0.00	(0.52)

03/31/2024	6.39	0.31	0.68	0.99	(0.39)	0.00	0.00	(0.39)

03/31/2023	10.67	0.25	(0.97)	(0.72)	(0.14)	(3.42)	0.00	(3.56)

03/31/2022(f)	34.15	0.28	(0.50)	(0.22)	(4.45)	(18.81)	0.00	(23.26)

03/31/2021(f)	25.40	0.20	14.80	15.00	(6.25)	0.00	0.00	(6.25)

PIMCO RAE PLUS Small Fund
Institutional Class

03/31/2025	$16.70	$0.81	$(0.32)	$0.49	$(1.25)	$0.00	$0.00	$(1.25)

03/31/2024	13.16	0.73	3.57	4.30	(0.76)	0.00	0.00	(0.76)

03/31/2023	16.37	0.46	(3.11)	(2.65)	(0.56)	0.00	0.00	(0.56)

03/31/2022(g)	43.76	0.47	4.73	5.20	(10.69)	(21.90)	0.00	(32.59)

03/31/2021(g)	26.44	0.40	31.08	31.48	(11.92)	(2.24)	0.00	(14.16)
I-2

03/31/2025	16.38	0.78	(0.32)	0.46	(1.23)	0.00	0.00	(1.23)

03/31/2024	12.91	0.70	3.51	4.21	(0.74)	0.00	0.00	(0.74)

03/31/2023	16.08	0.49	(3.11)	(2.62)	(0.55)	0.00	0.00	(0.55)

03/31/2022(g)	43.52	0.41	4.73	5.14	(10.68)	(21.90)	0.00	(32.58)

03/31/2021(g)	26.36	0.40	30.92	31.32	(11.92)	(2.24)	0.00	(14.16)
Class A

03/31/2025	15.77	0.71	(0.30)	0.41	(1.20)	0.00	0.00	(1.20)

03/31/2024	12.46	0.65	3.37	4.02	(0.71)	0.00	0.00	(0.71)

03/31/2023	15.55	0.41	(2.98)	(2.57)	(0.52)	0.00	0.00	(0.52)

03/31/2022(g)	43.08	0.33	4.66	4.99	(10.62)	(21.90)	0.00	(32.52)

03/31/2021(g)	26.20	0.28	30.64	30.92	(11.80)	(2.24)	0.00	(14.04)
Class C

03/31/2025	13.84	0.51	(0.25)	0.26	(1.11)	0.00	0.00	(1.11)

03/31/2024	11.03	0.48	2.96	3.44	(0.63)	0.00	0.00	(0.63)

03/31/2023	13.87	0.31	(2.67)	(2.36)	(0.48)	0.00	0.00	(0.48)

03/31/2022(g)	41.68	0.11	4.41	4.52	(10.43)	(21.90)	0.00	(32.33)

03/31/2021(g)	25.60	0.00	29.92	29.92	(11.60)	(2.24)	0.00	(13.84)

8	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$16.92	0.27%	$427,514	1.43%	1.43%	1.19%	1.19%	3.78%	632%

18.37	29.42	482,416	1.39	1.39	1.19	1.19	4.21	366

14.86	(6.19)	443,313	1.23	1.23	1.19	1.19	2.56	120

18.51	9.44	532,609	1.20	1.20	1.19	1.19	0.95	120

19.29	74.44	508,605	1.20	1.20	1.19	1.19	1.34	271

13.63	(0.44)	26,357	2.18	2.18	1.94	1.94	3.04	632

15.10	28.43	39,644	2.14	2.14	1.94	1.94	3.47	366

12.35	(6.92)	51,114	1.98	1.98	1.94	1.94	1.69	120

15.87	8.63	94,548	1.95	1.95	1.94	1.94	0.18	120

16.89	73.29	131,664	1.95	1.95	1.94	1.94	0.61	271

$7.39	9.01%	$126,820	0.95%	0.95%	0.82%	0.82%	5.22%	680%

7.30	16.40	153,666	1.22	1.22	0.82	0.82	4.99	444

6.65	(4.09)	159,335	0.98	0.98	0.82	0.82	3.43	70

10.93	(0.61)	130,866	0.84	0.84	0.83	0.83	1.25	39

34.35	62.21	1,163,251	0.83	0.83	0.82	0.82	0.92	457

7.08	9.01	590	1.05	1.05	0.92	0.92	5.11	680

7.01	16.14	588	1.32	1.32	0.92	0.92	4.91	444

6.41	(4.04)	567	1.08	1.08	0.92	0.92	3.37	70

10.67	(0.62)	502	0.94	0.94	0.93	0.93	1.52	39

34.10	61.72	493	0.93	0.93	0.92	0.92	1.13	457

7.05	8.66	3,948	1.30	1.30	1.17	1.17	4.86	680

6.99	15.90	4,028	1.57	1.57	1.17	1.17	4.64	444

6.39	(4.48)	4,174	1.33	1.33	1.17	1.17	3.05	70

10.67	(0.98)	4,664	1.19	1.19	1.18	1.18	1.32	39

34.15	61.55	5,474	1.18	1.18	1.17	1.17	0.60	457

$15.94	2.97%	$136,538	1.07%	1.07%	0.84%	0.84%	4.76%	623%

16.70	33.09	114,444	1.10	1.10	0.84	0.84	5.19	466

13.16	(16.42)	101,494	0.95	0.95	0.84	0.84	3.24	123

16.37	13.79	154,994	0.85	0.85	0.84	0.84	1.28	96

43.76	131.16	683,013	0.86	0.86	0.84	0.84	1.14	338

15.61	2.89	27,105	1.17	1.17	0.94	0.94	4.63	623

16.38	33.01	17,975	1.20	1.20	0.94	0.94	5.08	466

12.91	(16.52)	21,011	1.05	1.05	0.94	0.94	3.49	123

16.08	13.72	26,641	0.95	0.95	0.94	0.94	1.46	96

43.52	130.85	18,798	0.96	0.96	0.94	0.94	1.00	338

14.98	2.62	18,141	1.42	1.42	1.19	1.19	4.41	623

15.77	32.68	19,306	1.45	1.45	1.19	1.19	4.84	466

12.46	(16.73)	19,953	1.30	1.30	1.19	1.19	3.07	123

15.55	13.41	28,003	1.20	1.20	1.19	1.19	1.17	96

43.08	130.09	18,414	1.21	1.21	1.19	1.19	0.75	338

12.99	1.88	3,571	2.17	2.17	1.94	1.94	3.66	623

13.84	31.60	3,977	2.20	2.20	1.94	1.94	4.09	466

11.03	(17.28)	3,978	2.05	2.05	1.94	1.94	2.60	123

13.87	12.50	3,599	1.95	1.95	1.94	1.94	0.41	96

41.68	128.64	2,943	1.96	1.96	1.94	1.94	(0.01)	338

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class

03/31/2025	$8.04	$0.31	$0.81	$1.12	$(1.07)	$0.00	$0.00	$(1.07)

03/31/2024	7.51	0.31	0.65	0.96	(0.43)	0.00	0.00	(0.43)

03/31/2023	8.19	0.18	(0.07)	0.11	(0.79)	0.00	0.00	(0.79)

03/31/2022	8.54	0.08	0.76	0.84	(1.19)	0.00	0.00	(1.19)

03/31/2021	8.21	0.09	0.98	1.07	(0.74)	0.00	0.00	(0.74)
I-2

03/31/2025	8.04	0.30	0.82	1.12	(1.07)	0.00	0.00	(1.07)

03/31/2024	7.51	0.30	0.65	0.95	(0.42)	0.00	0.00	(0.42)

03/31/2023	8.19	0.16	(0.06)	0.10	(0.78)	0.00	0.00	(0.78)

03/31/2022	8.55	0.07	0.76	0.83	(1.19)	0.00	0.00	(1.19)

03/31/2021	8.20	0.09	0.99	1.08	(0.73)	0.00	0.00	(0.73)
Class A

03/31/2025	7.98	0.27	0.80	1.07	(1.04)	0.00	0.00	(1.04)

03/31/2024	7.46	0.28	0.64	0.92	(0.40)	0.00	0.00	(0.40)

03/31/2023	8.15	0.15	(0.08)	0.07	(0.76)	0.00	0.00	(0.76)

03/31/2022	8.51	0.05	0.75	0.80	(1.16)	0.00	0.00	(1.16)

03/31/2021	8.18	0.06	0.98	1.04	(0.71)	0.00	0.00	(0.71)
Class C

03/31/2025	7.97	0.21	0.81	1.02	(0.97)	0.00	0.00	(0.97)

03/31/2024	7.48	0.22	0.64	0.86	(0.37)	0.00	0.00	(0.37)

03/31/2023	8.17	0.08	(0.06)	0.02	(0.71)	0.00	0.00	(0.71)

03/31/2022	8.53	(0.02)	0.75	0.73	(1.09)	0.00	0.00	(1.09)

03/31/2021	8.18	0.00	0.98	0.98	(0.63)	0.00	0.00	(0.63)

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class

03/31/2025	$12.12	$0.51	$0.65	$1.16	$(0.66)	$(0.66)	$0.00	$(1.32)

03/31/2024	9.59	0.44	2.53	2.97	(0.44)	0.00	0.00	(0.44)

03/31/2023	11.14	0.28	(1.53)	(1.25)	(0.07)	(0.23)	0.00	(0.30)

03/31/2022	13.03	0.15	1.65	1.80	(1.10)	(2.59)	0.00	(3.69)

03/31/2021	8.35	0.13	5.28	5.41	(0.61)	(0.12)	0.00	(0.73)
I-2

03/31/2025	11.84	0.49	0.62	1.11	(0.65)	(0.66)	0.00	(1.31)

03/31/2024	9.37	0.42	2.48	2.90	(0.43)	0.00	0.00	(0.43)

03/31/2023	10.90	0.26	(1.50)	(1.24)	(0.06)	(0.23)	0.00	(0.29)

03/31/2022	12.82	0.13	1.63	1.76	(1.09)	(2.59)	0.00	(3.68)

03/31/2021	8.23	0.12	5.19	5.31	(0.60)	(0.12)	0.00	(0.72)
I-3

03/31/2025	11.85	0.48	0.63	1.11	(0.64)	(0.66)	0.00	(1.30)

03/31/2024	9.38	0.43	2.47	2.90	(0.43)	0.00	0.00	(0.43)

03/31/2023	10.92	0.25	(1.50)	(1.25)	(0.06)	(0.23)	0.00	(0.29)

03/31/2022	12.82	0.12	1.64	1.76	(1.07)	(2.59)	0.00	(3.66)

03/31/2021	8.22	0.12	5.18	5.30	(0.58)	(0.12)	0.00	(0.70)
Class A

03/31/2025	11.70	0.44	0.62	1.06	(0.61)	(0.66)	0.00	(1.27)

03/31/2024	9.27	0.39	2.44	2.83	(0.40)	0.00	0.00	(0.40)

03/31/2023	10.80	0.23	(1.49)	(1.26)	(0.04)	(0.23)	0.00	(0.27)

03/31/2022	12.74	0.09	1.61	1.70	(1.05)	(2.59)	0.00	(3.64)

03/31/2021	8.18	0.09	5.16	5.25	(0.57)	(0.12)	0.00	(0.69)
Class C

03/31/2025	9.69	0.29	0.53	0.82	(0.55)	(0.66)	0.00	(1.21)

03/31/2024	7.75	0.26	2.03	2.29	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.11	0.13	(1.25)	(1.12)	(0.01)	(0.23)	0.00	(0.24)

03/31/2022	11.25	0.00	1.44	1.44	(0.99)	(2.59)	0.00	(3.58)

03/31/2021	7.29	0.00	4.58	4.58	(0.50)	(0.12)	0.00	(0.62)

10	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.09	15.26%	$457,571	1.32%	1.32%	1.19%	1.19%	3.82%	576%

8.04	13.22	564,111	1.42	1.42	1.19	1.19	4.02	369

7.51	1.27	585,631	1.28	1.28	1.19	1.19	2.25	140

8.19	10.30	693,103	1.20	1.20	1.19	1.19	0.91	162

8.54	13.72	1,156,430	1.21	1.21	1.19	1.19	1.06	267

8.09	15.18	3,185	1.42	1.42	1.29	1.29	3.72	576

8.04	13.05	3,504	1.52	1.52	1.29	1.29	3.93	369

7.51	1.16	6,784	1.38	1.38	1.29	1.29	2.07	140

8.19	10.07	6,769	1.30	1.30	1.29	1.29	0.82	162

8.55	13.78	9,127	1.31	1.31	1.29	1.29	1.08	267

8.01	14.70	22,185	1.72	1.72	1.59	1.59	3.41	576

7.98	12.83	21,855	1.82	1.82	1.59	1.59	3.62	369

7.46	0.85	23,215	1.68	1.68	1.59	1.59	1.86	140

8.15	9.82	22,597	1.60	1.60	1.59	1.59	0.55	162

8.51	13.30	24,572	1.61	1.61	1.59	1.59	0.76	267

8.02	14.00	934	2.47	2.47	2.34	2.34	2.68	576

7.97	11.86	1,557	2.57	2.57	2.34	2.34	2.86	369

7.48	0.20	3,155	2.43	2.43	2.34	2.34	0.96	140

8.17	8.91	6,329	2.35	2.35	2.34	2.34	(0.26)	162

8.53	12.44	11,690	2.36	2.36	2.34	2.34	0.01	267

$11.96	9.25%	$663,403	0.98%	0.98%	0.64%	0.64%	4.05%	664%

12.12	31.48	995,829	0.95	0.95	0.64	0.64	4.22	366

9.59	(11.07)	939,383	0.70	0.70	0.64	0.64	2.93	102

11.14	12.97	1,129,735	0.65	0.65	0.64	0.64	1.12	106

13.03	65.92	1,085,516	0.65	0.65	0.64	0.64	1.19	363

11.64	9.04	310,541	1.08	1.08	0.74	0.74	3.94	664

11.84	31.47	344,458	1.05	1.05	0.74	0.74	4.13	366

9.37	(11.20)	331,896	0.80	0.80	0.74	0.74	2.76	102

10.90	12.85	452,175	0.75	0.75	0.74	0.74	1.04	106

12.82	65.66	396,293	0.75	0.75	0.74	0.74	1.07	363

11.66	9.08	16,406	1.13	1.18	0.79	0.84	3.89	664

11.85	31.43	13,536	1.15 (k)	1.20 (k)	0.79 (k)	0.84 (k)	4.08	366

9.38	(11.32)	3,704	0.85	0.90	0.79	0.84	2.68	102

10.92	12.92	5,376	0.80	0.85	0.79	0.84	0.92	106

12.82	65.57	11,887	0.80	0.85	0.79	0.84	1.19	363

11.49	8.75	529,079	1.38	1.38	1.04	1.04	3.64	664

11.70	31.02	548,789	1.35	1.35	1.04	1.04	3.83	366

9.27	(11.51)	489,063	1.10	1.10	1.04	1.04	2.48	102

10.80	12.48	665,057	1.05	1.05	1.04	1.04	0.73	106

12.74	65.28	611,691	1.05	1.05	1.04	1.04	0.78	363

9.30	8.07	63,260	2.13	2.13	1.79	1.79	2.89	664

9.69	30.02	77,653	2.10	2.10	1.79	1.79	3.08	366

7.75	(12.18)	84,922	1.85	1.85	1.79	1.79	1.70	102

9.11	11.68	132,068	1.80	1.80	1.79	1.79	(0.02)	106

11.25	63.90	136,038	1.80	1.80	1.79	1.79	0.04	363

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Fund
Institutional Class

03/31/2025	$12.58	$0.51	$0.56	$1.07	$(0.62)	$(0.86)	$0.00	$(1.48)

03/31/2024	10.08	0.49	2.54	3.03	(0.53)	0.00	0.00	(0.53)

03/31/2023	12.25	0.26	(1.56)	(1.30)	(0.05)	(0.82)	0.00	(0.87)

03/31/2022	12.20	0.05	1.69	1.74	(0.41)	(1.28)	0.00	(1.69)

03/31/2021	8.02	0.05	4.71	4.76	(0.46)	(0.12)	0.00	(0.58)
I-2

03/31/2025	12.51	0.49	0.57	1.06	(0.61)	(0.86)	0.00	(1.47)

03/31/2024	10.04	0.48	2.51	2.99	(0.52)	0.00	0.00	(0.52)

03/31/2023	12.20	0.24	(1.54)	(1.30)	(0.04)	(0.82)	0.00	(0.86)

03/31/2022	12.16	0.04	1.67	1.71	(0.39)	(1.28)	0.00	(1.67)

03/31/2021	7.99	0.05	4.69	4.74	(0.45)	(0.12)	0.00	(0.57)
I-3

03/31/2025	12.47	0.48	0.57	1.05	(0.61)	(0.86)	0.00	(1.47)

03/31/2024	10.01	0.47	2.51	2.98	(0.52)	0.00	0.00	(0.52)

03/31/2023	12.17	0.26	(1.56)	(1.30)	(0.04)	(0.82)	0.00	(0.86)

03/31/2022	12.14	0.03	1.67	1.70	(0.39)	(1.28)	0.00	(1.67)

03/31/2021	7.98	0.03	4.70	4.73	(0.45)	(0.12)	0.00	(0.57)
Class A

03/31/2025	10.84	0.39	0.50	0.89	(0.59)	(0.86)	0.00	(1.45)

03/31/2024	8.76	0.38	2.20	2.58	(0.50)	0.00	0.00	(0.50)

03/31/2023	10.79	0.19	(1.37)	(1.18)	(0.03)	(0.82)	0.00	(0.85)

03/31/2022	10.92	0.00	1.52	1.52	(0.37)	(1.28)	0.00	(1.65)

03/31/2021	7.23	0.01	4.23	4.24	(0.43)	(0.12)	0.00	(0.55)
Class C

03/31/2025	9.69	0.30	0.46	0.76	(0.55)	(0.86)	0.00	(1.41)

03/31/2024	7.89	0.30	1.96	2.26	(0.46)	0.00	0.00	(0.46)

03/31/2023	9.83	0.13	(1.25)	(1.12)	0.00	(0.82)	0.00	(0.82)

03/31/2022	10.09	(0.06)	1.40	1.34	(0.32)	(1.28)	0.00	(1.60)

03/31/2021	6.71	(0.03)	3.91	3.88	(0.38)	(0.12)	0.00	(0.50)
Class R

03/31/2025	11.44	0.38	0.52	0.90	(0.55)	(0.86)	0.00	(1.41)

03/31/2024	9.22	0.38	2.31	2.69	(0.47)	0.00	0.00	(0.47)

03/31/2023	11.31	0.18	(1.44)	(1.26)	(0.01)	(0.82)	0.00	(0.83)

03/31/2022	11.38	(0.03)	1.58	1.55	(0.34)	(1.28)	0.00	(1.62)

03/31/2021	7.52	(0.01)	4.39	4.38	(0.40)	(0.12)	0.00	(0.52)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class

03/31/2025	$8.89	$0.37	$0.28	$0.65	$(0.81)	$0.00	$0.00	$(0.81)

03/31/2024	8.02	0.35	1.41	1.76	(0.89)	0.00	0.00	(0.89)

03/31/2023	8.59	0.24	0.00	0.24	(0.47)	(0.34)	0.00	(0.81)

03/31/2022	8.78	0.15	0.32	0.47	(0.66)	0.00	0.00	(0.66)

03/31/2021	5.90	0.14	2.74	2.88	0.00	0.00	0.00	0.00
I-2

03/31/2025	8.75	0.35	0.27	0.62	(0.80)	0.00	0.00	(0.80)

03/31/2024	7.90	0.34	1.40	1.74	(0.89)	0.00	0.00	(0.89)

03/31/2023	8.48	0.23	0.00	0.23	(0.47)	(0.34)	0.00	(0.81)

03/31/2022	8.67	0.14	0.32	0.46	(0.65)	0.00	0.00	(0.65)

03/31/2021	5.83	0.13	2.71	2.84	0.00	0.00	0.00	0.00
I-3

03/31/2025	8.71	0.34	0.28	0.62	(0.80)	0.00	0.00	(0.80)

03/31/2024	7.87	0.34	1.39	1.73	(0.89)	0.00	0.00	(0.89)

03/31/2023	8.45	0.23	(0.01)	0.22	(0.46)	(0.34)	0.00	(0.80)

03/31/2022	8.65	0.14	0.31	0.45	(0.65)	0.00	0.00	(0.65)

03/31/2021	5.82	0.12	2.71	2.83	0.00	0.00	0.00	0.00

12	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$12.17	8.07%	$1,794,882	0.79%	0.79%	0.50%	0.50%	3.90%	327%

12.58	30.66	1,870,917	0.70	0.70	0.50	0.50	4.44	200

10.08	(10.23)	1,614,756	0.51	0.51	0.50	0.50	2.50	17

12.25	13.81	1,698,700	0.51	0.51	0.50	0.50	0.41	28

12.20	60.21	852,795	0.51	0.51	0.50	0.50	0.43	211

12.10	8.03	108,809	0.89	0.89	0.60	0.60	3.79	327

12.51	30.37	94,954	0.80	0.80	0.60	0.60	4.33	200

10.04	(10.26)	63,205	0.61	0.61	0.60	0.60	2.30	17

12.20	13.66	101,287	0.61	0.61	0.60	0.60	0.30	28

12.16	60.16	84,275	0.61	0.61	0.60	0.60	0.43	211

12.05	7.91	37,839	0.94	0.99	0.65	0.70	3.74	327

12.47	30.32	37,721	0.85	0.90	0.65	0.70	4.28	200

10.01	(10.29)	21,735	0.66	0.71	0.65	0.70	2.49	17

12.17	13.55	16,071	0.66	0.71	0.65	0.70	0.26	28

12.14	60.07	11,837	0.66	0.71	0.65	0.70	0.32	211

10.28	7.62	393,285	1.19	1.19	0.90	0.90	3.50	327

10.84	30.05	393,739	1.10	1.10	0.90	0.90	4.04	200

8.76	(10.56)	333,005	0.91	0.91	0.90	0.90	2.08	17

10.79	13.38	413,908	0.91	0.91	0.90	0.90	(0.01)	28

10.92	59.48	390,280	0.91	0.91	0.90	0.90	0.10	211

9.04	7.17	48,426	1.69	1.69	1.40	1.40	3.00	327

9.69	29.29	53,413	1.60	1.60	1.40	1.40	3.54	200

7.89	(10.93)	52,566	1.41	1.41	1.40	1.40	1.53	17

9.83	12.71	76,325	1.41	1.41	1.40	1.40	(0.52)	28

10.09	58.72	82,416	1.41	1.41	1.40	1.40	(0.36)	211

10.93	7.38	58,840	1.44	1.44	1.15	1.15	3.25	327

11.44	29.72	58,423	1.35	1.35	1.15	1.15	3.79	200

9.22	(10.78)	52,145	1.16	1.16	1.15	1.15	1.86	17

11.31	13.09	59,898	1.16	1.16	1.15	1.15	(0.25)	28

11.38	59.07	51,526	1.16	1.16	1.15	1.15	(0.15)	211

$8.73	7.85%	$1,564,312	0.97%	0.97%	0.75%	0.75%	4.19%	565%

8.89	23.43	1,356,406	1.17	1.17	0.75	0.75	4.31	347

8.02	3.44	959,154	0.90	0.90	0.75	0.75	3.05	159

8.59	5.14	964,480	0.76	0.76	0.75	0.75	1.71	113

8.78	48.81	1,120,187	0.78	0.78	0.75	0.75	1.92	288

8.57	7.67	1,009,809	1.07	1.07	0.85	0.85	4.09	565

8.75	23.44	870,087	1.27	1.27	0.85	0.85	4.21	347

7.90	3.27	638,703	1.00	1.00	0.85	0.85	2.96	159

8.48	5.14	615,198	0.86	0.86	0.85	0.85	1.61	113

8.67	48.71	601,962	0.88	0.88	0.85	0.85	1.81	288

8.53	7.72	96,203	1.12	1.17	0.90	0.95	4.03	565

8.71	23.39	46,732	1.32	1.37	0.90	0.95	4.18	347

7.87	3.23	15,217	1.05	1.10	0.90	0.95	2.95	159

8.45	5.01	15,417	0.91	0.96	0.90	0.95	1.58	113

8.65	48.63	11,852	0.93	0.98	0.90	0.95	1.75	288

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)
Class A

03/31/2025	$8.12	$0.30	$0.26	$0.56	$(0.79)	$0.00	$0.00	$(0.79)

03/31/2024	7.39	0.29	1.31	1.60	(0.87)	0.00	0.00	(0.87)

03/31/2023	7.99	0.20	(0.01)	0.19	(0.45)	(0.34)	0.00	(0.79)

03/31/2022	8.22	0.11	0.30	0.41	(0.64)	0.00	0.00	(0.64)

03/31/2021	5.54	0.10	2.58	2.68	0.00	0.00	0.00	0.00
Class C

03/31/2025	6.93	0.20	0.23	0.43	(0.76)	0.00	0.00	(0.76)

03/31/2024	6.44	0.20	1.12	1.32	(0.83)	0.00	0.00	(0.83)

03/31/2023	7.07	0.12	(0.01)	0.11	(0.40)	(0.34)	0.00	(0.74)

03/31/2022	7.35	0.04	0.28	0.32	(0.60)	0.00	0.00	(0.60)

03/31/2021	5.00	0.05	2.30	2.35	0.00	0.00	0.00	0.00

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class

03/31/2025	$11.52	$0.57	$0.10	$0.67	$(0.87)	$0.00	$0.00	$(0.87)

03/31/2024	10.28	0.53	1.16	1.69	(0.45)	0.00	0.00	(0.45)

03/31/2023	15.49	0.37	(1.47)	(1.10)	(0.35)	(3.76)	0.00	(4.11)

03/31/2022(i)	20.43	0.28	0.02	0.30	(5.24)	0.00	0.00	(5.24)

03/31/2021(i)	13.53	0.24	6.78	7.02	(0.12)	0.00	0.00	(0.12)
I-2

03/31/2025	11.53	0.56	0.10	0.66	(0.86)	0.00	0.00	(0.86)

03/31/2024	10.29	0.52	1.16	1.68	(0.44)	0.00	0.00	(0.44)

03/31/2023	15.50	0.40	(1.50)	(1.10)	(0.35)	(3.76)	0.00	(4.11)

03/31/2022(i)	20.46	0.27	(0.01)	0.26	(5.22)	0.00	0.00	(5.22)

03/31/2021(i)	13.56	0.24	6.78	7.02	(0.12)	0.00	0.00	(0.12)
I-3

03/31/2025	11.45	0.55	0.09	0.64	(0.85)	0.00	0.00	(0.85)

03/31/2024	10.22	0.51	1.16	1.67	(0.44)	0.00	0.00	(0.44)

03/31/2023	15.43	0.38	(1.49)	(1.11)	(0.34)	(3.76)	0.00	(4.10)

03/31/2022(i)	20.40	0.25	0.00	0.25	(5.22)	0.00	0.00	(5.22)

03/31/2021(i)	13.53	0.24	6.75	6.99	(0.12)	0.00	0.00	(0.12)
Class A

03/31/2025	10.60	0.48	0.09	0.57	(0.83)	0.00	0.00	(0.83)

03/31/2024	9.50	0.44	1.07	1.51	(0.41)	0.00	0.00	(0.41)

03/31/2023	14.68	0.34	(1.44)	(1.10)	(0.32)	(3.76)	0.00	(4.08)

03/31/2022(i)	19.65	0.20	0.02	0.22	(5.19)	0.00	0.00	(5.19)

03/31/2021(i)	13.08	0.18	6.51	6.69	(0.12)	0.00	0.00	(0.12)
Class C

03/31/2025	9.16	0.34	0.08	0.42	(0.77)	0.00	0.00	(0.77)

03/31/2024	8.26	0.32	0.93	1.25	(0.35)	0.00	0.00	(0.35)

03/31/2023	13.40	0.22	(1.33)	(1.11)	(0.27)	(3.76)	0.00	(4.03)

03/31/2022(i)	18.39	0.07	0.04	0.11	(5.10)	0.00	0.00	(5.10)

03/31/2021(i)	12.33	0.06	6.09	6.15	(0.09)	0.00	0.00	(0.09)

PIMCO StocksPLUS® Long Duration Fund
Institutional Class

03/31/2025	$17.06	$0.45	$0.61	$1.06	$(2.45)	$0.00	$0.00	$(2.45)

03/31/2024	14.98	0.39	2.76	3.15	(1.07)	0.00	0.00	(1.07)

03/31/2023(h)	20.10	0.46	(5.35)	(4.89)	(0.23)	0.00	0.00	(0.23)

03/31/2022(h)	24.45	0.69	2.79	3.48	(5.49)	(2.34)	0.00	(7.83)

03/31/2021(h)	18.84	0.69	9.42	10.11	(3.12)	(1.38)	0.00	(4.50)

PIMCO StocksPLUS® Short Fund
Institutional Class

03/31/2025	$7.51	$0.41	$(0.24)	$0.17	$0.00	$0.00	$0.00	$0.00

03/31/2024	8.72	0.44	(1.65)	(1.21)	0.00	0.00	0.00	0.00

03/31/2023	8.37	0.31	0.31	0.62	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.82	0.34	(1.79)	(1.45)	0.00	0.00	0.00	0.00

03/31/2021(j)	15.52	0.42	(5.54)	(5.12)	(0.50)	0.00	(0.08)	(0.58)

14	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.89	7.42%	$391,833	1.37%	1.37%	1.15%	1.15%	3.79%	565%

8.12	23.11	391,836	1.57	1.57	1.15	1.15	3.90	347

7.39	2.95	346,558	1.30	1.30	1.15	1.15	2.65	159

7.99	4.73	357,191	1.16	1.16	1.15	1.15	1.31	113

8.22	48.38	351,950	1.18	1.18	1.15	1.15	1.51	288

6.60	6.73	37,092	2.12	2.12	1.90	1.90	3.04	565

6.93	22.01	40,433	2.32	2.32	1.90	1.90	3.14	347

6.44	2.25	45,378	2.05	2.05	1.90	1.90	1.84	159

7.07	4.08	60,498	1.91	1.91	1.90	1.90	0.56	113

7.35	47.00	75,127	1.93	1.93	1.90	1.90	0.76	288

$11.32	6.08%	$83,208	0.79%	0.79%	0.64%	0.64%	4.99%	525%

11.52	16.67	140,133	0.96	0.96	0.64	0.64	4.96	343

10.28	(5.05)	103,003	0.78	0.78	0.64	0.64	2.92	203

15.49	(0.73)	295,367	0.65	0.65	0.64	0.64	1.56	127

20.43	52.09	326,828	0.65	0.65	0.64	0.64	1.38	369

11.33	5.99	29,639	0.89	0.89	0.74	0.74	4.88	525

11.53	16.56	26,966	1.06	1.06	0.74	0.74	4.87	343

10.29	(5.11)	18,162	0.88	0.88	0.74	0.74	3.26	203

15.50	(0.92)	23,463	0.75	0.75	0.74	0.74	1.46	127

20.46	51.91	23,112	0.75	0.75	0.74	0.74	1.34	369

11.24	5.87	13,704	0.94	0.99	0.79	0.84	4.84	525

11.45	16.54	15,784	1.11	1.16	0.79	0.84	4.81	343

10.22	(5.17)	5,602	0.98 (k)	1.03 (k)	0.79 (k)	0.84 (k)	3.19	203

15.43	(0.97)	3,950	0.80	0.85	0.79	0.84	1.41	127

20.40	51.84	3,027	0.80	0.85	0.79	0.84	1.35	369

10.34	5.65	26,185	1.19	1.19	1.04	1.04	4.58	525

10.60	16.12	31,899	1.36	1.36	1.04	1.04	4.55	343

9.50	(5.38)	36,337	1.18	1.18	1.04	1.04	2.97	203

14.68	(1.20)	43,859	1.05	1.05	1.04	1.04	1.16	127

19.65	51.27	47,442	1.05	1.05	1.04	1.04	1.07	369

8.81	4.89	844	1.94	1.94	1.79	1.79	3.84	525

9.16	15.38	1,150	2.11	2.11	1.79	1.79	3.77	343

8.26	(6.09)	1,674	1.93	1.93	1.79	1.79	2.16	203

13.40	(1.96)	2,807	1.80	1.80	1.79	1.79	0.41	127

18.39	50.07	3,830	1.80	1.80	1.79	1.79	0.32	369

$15.67	5.99%	$527,740	3.65%	3.65%	0.59%	0.59%	2.65%	286%

17.06	21.73	924,182	2.88	2.88	0.59	0.59	2.59	112

14.98	(24.31)	727,497	1.71	1.71	0.59	0.59	3.07	76

20.10	11.04	1,286,592	0.61	0.61	0.59	0.59	2.85	38

24.45	54.20	816,276	0.61	0.61	0.59	0.59	2.75	104

$7.68	2.26%	$19,815	0.73%	0.73%	0.64%	0.64%	5.57%	503%

7.51	(13.88)	40,366	0.76	0.76	0.64	0.64	5.31	317

8.72	7.30	78,263	0.72	0.72	0.64	0.64	3.29	102

8.37	(14.77)	47,013	0.64	0.64	0.64	0.64	3.75	161

9.82	(33.47)	270,743	0.72	0.72	0.64	0.64	3.52	206

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Short Fund (Cont.)
I-2

03/31/2025	$7.48	$0.40	$(0.24)	$0.16	$0.00	$0.00	$0.00	$0.00

03/31/2024	8.69	0.43	(1.64)	(1.21)	0.00	0.00	0.00	0.00

03/31/2023	8.35	0.30	0.31	0.61	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.80	0.29	(1.74)	(1.45)	0.00	0.00	0.00	0.00

03/31/2021(j)	15.50	0.42	(5.55)	(5.13)	(0.49)	0.00	(0.08)	(0.57)
I-3

03/31/2025	7.44	0.40	(0.24)	0.16	0.00	0.00	0.00	0.00

03/31/2024	8.65	0.42	(1.63)	(1.21)	0.00	0.00	0.00	0.00

03/31/2023	8.31	0.33	0.28	0.61	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.77	0.30	(1.76)	(1.46)	0.00	0.00	0.00	0.00

03/31/2021(j)	15.44	0.42	(5.52)	(5.10)	(0.49)	0.00	(0.08)	(0.57)
Class A

03/31/2025	7.16	0.36	(0.23)	0.13	0.00	0.00	0.00	0.00

03/31/2024	8.35	0.39	(1.58)	(1.19)	0.00	0.00	0.00	0.00

03/31/2023	8.03	0.24	0.32	0.56	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.46	0.28	(1.71)	(1.43)	0.00	0.00	0.00	0.00

03/31/2021(j)	14.98	0.37	(5.35)	(4.98)	(0.46)	0.00	(0.08)	(0.54)
Class C

03/31/2025	6.64	0.28	(0.21)	0.07	0.00	0.00	0.00	0.00

03/31/2024	7.80	0.31	(1.47)	(1.16)	0.00	0.00	0.00	0.00

03/31/2023	7.52	0.16	0.31	0.47	(0.19)	0.00	0.00	(0.19)

03/31/2022	8.93	0.21	(1.62)	(1.41)	0.00	0.00	0.00	0.00

03/31/2021(j)	14.18	0.27	(5.05)	(4.78)	(0.40)	0.00	(0.07)	(0.47)

PIMCO StocksPLUS® Small Fund
Institutional Class

03/31/2025	$7.69	$0.31	$(0.52)	$(0.21)	$(0.38)	$0.00	$0.00	$(0.38)

03/31/2024	6.59	0.30	1.06	1.36	(0.26)	0.00	0.00	(0.26)

03/31/2023	9.67	0.24	(1.63)	(1.39)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.89	0.13	(0.90)	(0.77)	(1.38)	(0.07)	0.00	(1.45)

03/31/2021	6.47	0.11	6.50	6.61	(1.19)	0.00	0.00	(1.19)
I-2

03/31/2025	7.55	0.29	(0.51)	(0.22)	(0.37)	0.00	0.00	(0.37)

03/31/2024	6.47	0.29	1.04	1.33	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.54	0.22	(1.60)	(1.38)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.76	0.12	(0.89)	(0.77)	(1.38)	(0.07)	0.00	(1.45)

03/31/2021	6.41	0.10	6.44	6.54	(1.19)	0.00	0.00	(1.19)
I-3

03/31/2025	7.51	0.28	(0.50)	(0.22)	(0.37)	0.00	0.00	(0.37)

03/31/2024	6.45	0.28	1.03	1.31	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.52	0.21	(1.59)	(1.38)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.74	0.12	(0.90)	(0.78)	(1.37)	(0.07)	0.00	(1.44)

03/31/2021	6.40	0.10	6.42	6.52	(1.18)	0.00	0.00	(1.18)
Class A

03/31/2025	7.30	0.26	(0.49)	(0.23)	(0.35)	0.00	0.00	(0.35)

03/31/2024	6.27	0.26	1.01	1.27	(0.24)	0.00	0.00	(0.24)

03/31/2023	9.33	0.19	(1.56)	(1.37)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.54	0.08	(0.87)	(0.79)	(1.35)	(0.07)	0.00	(1.42)

03/31/2021	6.30	0.07	6.33	6.40	(1.16)	0.00	0.00	(1.16)

16	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.64	2.14%	$44,813	0.83%	0.83%	0.74%	0.74%	5.45%	503%

7.48	(13.92)	65,422	0.86	0.86	0.74	0.74	5.17	317

8.69	7.11	211,603	0.82	0.82	0.74	0.74	3.22	102

8.35	(14.80)	49,110	0.74	0.74	0.74	0.74	3.32	161

9.80	(33.59)	52,490	0.82	0.82	0.74	0.74	3.48	206

7.60	2.15	2,140	0.88	0.93	0.79	0.84	5.50	503

7.44	(13.99)	4,335	0.91	0.96	0.79	0.84	5.10	317

8.65	7.20	29,729	0.87	0.92	0.79	0.84	3.58	102

8.31	(14.94)	4,381	0.79	0.84	0.79	0.84	3.46	161

9.77	(33.54)	4,347	0.87	0.92	0.79	0.84	3.61	206

7.29	1.82	16,252	1.13	1.13	1.04	1.04	5.15	503

7.16	(14.25)	18,100	1.16	1.16	1.04	1.04	4.94	317

8.35	6.81	24,629	1.12	1.12	1.04	1.04	2.68	102

8.03	(15.12)	29,123	1.04	1.04	1.04	1.04	3.34	161

9.46	(33.73)	27,958	1.12	1.12	1.04	1.04	3.23	206

6.71	1.05	3,095	1.88	1.88	1.79	1.79	4.41	503

6.64	(14.87)	3,828	1.91	1.91	1.79	1.79	4.19	317

7.80	6.11	5,008	1.87	1.87	1.79	1.79	1.99	102

7.52	(15.79)	4,948	1.79	1.79	1.79	1.79	2.65	161

8.93	(34.20)	5,897	1.87	1.87	1.79	1.79	2.52	206

$7.10	(2.89)%	$311,541	0.98%	0.98%	0.69%	0.69%	3.95%	679%

7.69	20.97	666,549	0.90	0.90	0.69	0.69	4.43	368

6.59	(14.35)	664,036	0.75	0.75	0.69	0.69	3.03	108

9.67	(7.72)	837,675	0.70	0.70	0.69	0.69	1.17	90

11.89	105.22	1,181,348	0.70	0.70	0.69	0.69	1.18	339

6.96	(3.02)	71,870	1.08	1.08	0.79	0.79	3.79	679

7.55	20.91	98,117	1.00	1.00	0.79	0.79	4.32	368

6.47	(14.47)	124,084	0.85	0.85	0.79	0.79	2.72	108

9.54	(7.88)	293,999	0.80	0.80	0.79	0.79	1.09	90

11.76	104.97	321,158	0.80	0.80	0.79	0.79	1.06	339

6.92	(3.06)	4,420	1.13	1.18	0.84	0.89	3.73	679

7.51	20.64	3,874	1.05	1.10	0.84	0.89	4.27	368

6.45	(14.47)	3,293	0.90	0.95	0.84	0.89	2.57	108

9.52	(7.91)	11,876	0.85	0.90	0.84	0.89	1.06	90

11.74	104.86	13,355	0.85	0.90	0.84	0.89	1.02	339

6.72	(3.27)	165,254	1.38	1.38	1.09	1.09	3.52	679

7.30	20.47	243,223	1.30	1.30	1.09	1.09	4.03	368

6.27	(14.69)	274,964	1.15	1.15	1.09	1.09	2.55	108

9.33	(8.13)	408,780	1.10	1.10	1.09	1.09	0.79	90

11.54	104.53	472,314	1.10	1.10	1.09	1.09	0.76	339

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Small Fund (Cont.)
Class C

03/31/2025	$6.09	$0.17	$(0.41)	$(0.24)	$(0.31)	$0.00	$0.00	$(0.31)

03/31/2024	5.27	0.18	0.84	1.02	(0.20)	0.00	0.00	(0.20)

03/31/2023	8.22	0.12	(1.38)	(1.26)	0.00	(1.69)	0.00	(1.69)

03/31/2022	10.35	0.00	(0.76)	(0.76)	(1.30)	(0.07)	0.00	(1.37)

03/31/2021	5.73	0.00	5.72	5.72	(1.10)	0.00	0.00	(1.10)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	Effective October 1, 2020, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.80%.
(f)	A one for five reverse share split, effective March 25, 2022, has been retroactively applied.
(g)	A one for four reverse share split, effective March 25, 2022, has been retroactively applied.
(h)	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
(i)	A one for three reverse share split, effective March 25, 2022, has been retroactively applied.
(j)	A one for two reverse share split, effective March 26, 2021, has been retroactively applied.
(k)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

18	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$5.54	(4.02)%	$20,377	2.13%	2.13%	1.84%	1.84%	2.76%	679%

6.09	19.65	27,840	2.05	2.05	1.84	1.84	3.27	368

5.27	(15.38)	33,316	1.90	1.90	1.84	1.84	1.77	108

8.22	(8.77)	58,090	1.85	1.85	1.84	1.84	0.03	90

10.35	102.78	81,026	1.85	1.85	1.84	1.84	0.03	339

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Assets:

Investments, at value
Investments in securities*	$720,867	$299,211	$1,666,015	$182,387	$251,325	$717,191
Investments in Affiliates	29,763	32	92,589	11,962	16,761	76
Financial Derivative Instruments
Exchange-traded or centrally cleared	267	137	669	100	109	384
Over the counter	14,290	2,322	12,228	1,601	2,194	8,772
Cash	46	144	594	753	616	465
Deposits with counterparty	10,673	3,487	26,983	3,859	4,462	12,238
Foreign currency, at value	1,280	805	3,045	470	579	3,075
Receivable for investments sold	11,392	2,710	668	107	71	18,246
Receivable for TBA investments sold	504,157	191,837	1,052,816	126,447	163,291	496,068
Receivable for Fund shares sold	0	172	118	248	44	96
Interest and/or dividends receivable	1,840	809	4,230	518	808	2,099
Dividends receivable from Affiliates	114	0	296	46	64	0
Reimbursement receivable from PIMCO	0	0	0	0	0	0
Total Assets	1,294,689	501,666	2,860,251	328,498	440,324	1,258,710

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$548	$0	$0	$0	$0	$0
Payable for sale-buyback transactions	0	0	0	0	0	0
Payable for short sales	18,388	8,293	42,364	5,048	6,670	29,658
Financial Derivative Instruments
Exchange-traded or centrally cleared	451	169	992	168	200	554
Over the counter	12,621	3,495	40,395	1,586	7,283	10,351
Payable for investments purchased	72,601	35,416	150,918	4,849	4,637	8,027
Payable for investments in Affiliates purchased	118	0	308	47	66	0
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0	0
Payable for TBA investments purchased	715,374	266,670	1,542,523	182,714	235,238	709,719
Deposits from counterparty	11,082	3,457	4,702	2,634	612	16,044
Payable for Fund shares redeemed	0	500	486	1	126	13
Accrued investment advisory fees	235	119	466	62	87	360
Accrued supervisory and administrative fees	93	46	289	28	41	99
Accrued distribution fees	0	0	16	0	2	1
Accrued servicing fees	2	2	91	1	4	5
Foreign capital gains tax payable	6	2	0	2	3	4
Total Liabilities	831,519	318,169	1,783,550	197,140	254,969	774,835

Commitments and Contingent Liabilities^

Net Assets	$463,170	$183,497	$1,076,701	$131,358	$185,355	$483,875

Net Assets Consist of:

Paid in capital	$1,406,523	$374,103	$1,042,922	$133,884	$194,258	$626,806
Distributable earnings (accumulated loss)	(943,353)	(190,606)	33,779	(2,526)	(8,903)	(142,931)

Net Assets	$463,170	$183,497	$1,076,701	$131,358	$185,355	$483,875

Cost of investments in securities	$731,590	$306,812	$1,672,912	$186,022	$255,166	$729,267
Cost of investments in Affiliates	$29,587	$32	$92,044	$11,815	$16,622	$76
Cost of foreign currency held	$1,280	$805	$3,030	$469	$579	$3,912
Proceeds received on short sales	$18,309	$8,257	$42,183	$5,026	$6,642	$29,595
Cost or premiums of financial derivative instruments, net	$14,032	$3,389	$16,867	$3,736	$3,553	$9,210

* Includes repurchase agreements of:	$130,300	$67,700	$287,500	$27,000	$17,000	$91,400

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

20	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

$2,313,308	$3,080,635	$4,691,587	$200,915	$1,034,818	$107,021	$1,022,291
166,051	200,365	322,301	17,974	251	12,629	11,197

3,661	4,062	1,867	124	864	83	612
18,737	26,847	65,751	1,908	1,496	1,104	7,506
535	316	605	700	242	2	525
54,787	36,441	26,417	4,162	3,262	3,653	21,457
5,386	2,263	6,847	603	1,018	207	2,019
36	46	729	129	60,533	1,351	1,664
1,696,381	1,135,054	2,981,185	145,948	326,438	74,717	800,230
192	1,186	3,748	1,728	36	442	450
6,264	13,089	11,498	697	7,898	298	2,484
598	702	1,430	61	18	46	53
1	1	4	0	0	0	0
4,265,937	4,501,007	8,113,969	374,949	1,436,874	201,553	1,870,488

$0	$0	$0	$0	$344,611	$0	$0
0	0	0	0	6,390	0	0
72,436	0	104,517	5,408	812	3,966	35,875

1,370	569	3,682	139	690	145	923
58,174	35,956	93,263	2,969	2,895	2,490	61,293
115,464	342,649	546,217	4,047	23,357	59	58,568
619	728	1,472	63	18	48	54
0	0	0	0	313	0	0
2,419,971	1,641,729	4,181,167	205,761	527,612	106,762	1,131,050
12,844	32,175	79,333	1,758	1,647	1,807	5,012
1,291	3,945	2,902	1,129	536	105	3,841
500	488	1,144	49	150	27	210
420	564	913	39	103	23	149
39	22	23	1	0	2	13
120	101	87	6	0	4	38
0	0	0	0	0	0	0
2,683,248	2,058,926	5,014,720	221,369	909,134	115,438	1,297,026

$1,582,689	$2,442,081	$3,099,249	$153,580	$527,740	$86,115	$573,462

$1,399,204	$2,208,748	$2,923,073	$223,886	$873,070	$4,206,979	$870,783
183,485	233,333	176,176	(70,306)	(345,330)	(4,120,864)	(297,321)

$1,582,689	$2,442,081	$3,099,249	$153,580	$527,740	$86,115	$573,462

$2,323,839	$3,083,106	$4,691,634	$204,215	$1,167,047	$112,010	$1,047,970
$166,209	$197,788	$323,825	$17,975	$251	$12,546	$11,199
$5,377	$2,263	$6,348	$440	$1,005	$208	$2,022
$72,322	$0	$104,311	$5,385	$810	$3,949	$35,721
$36,671	$28,897	$65,804	$3,955	$16,856	$375	$13,613

$210,000	$839,902	$1,055,300	$15,900	$0	$0	$122,000

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Statements of Assets and Liabilities	(Cont.)

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Net Assets:

Institutional Class	$453,827	$169,241	$387,699	$126,820	$136,538	$457,571
I-2	N/A	4,777	231,343	590	27,105	3,185
I-3	N/A	N/A	3,788	N/A	N/A	N/A
Class A	9,343	8,997	427,514	3,948	18,141	22,185
Class C	N/A	482	26,357	N/A	3,571	934
Class R	N/A	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	56,426	24,308	20,292	17,157	8,565	56,588
I-2	N/A	692	12,334	83	1,737	393
I-3	N/A	N/A	202	N/A	N/A	N/A
Class A	1,207	1,351	25,267	560	1,211	2,769
Class C	N/A	80	1,934	N/A	275	117
Class R	N/A	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.04	$6.96	$19.11	$7.39	$15.94	$8.09
I-2	N/A	6.90	18.76	7.08	15.61	8.09
I-3	N/A	N/A	18.71	N/A	N/A	N/A
Class A	7.74	6.66	16.92	7.05	14.98	8.01
Class C	N/A	6.04	13.63	N/A	12.99	8.02
Class R	N/A	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

22	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

$663,403	$1,794,882	$1,564,312	$83,208	$527,740	$19,815	$311,541
310,541	108,809	1,009,809	29,639	N/A	44,813	71,870
16,406	37,839	96,203	13,704	N/A	2,140	4,420
529,079	393,285	391,833	26,185	N/A	16,252	165,254
63,260	48,426	37,092	844	N/A	3,095	20,377
N/A	58,840	N/A	N/A	N/A	N/A	N/A

55,490	147,506	179,093	7,351	33,674	2,581	43,909
26,670	8,995	117,777	2,616	N/A	5,864	10,326
1,408	3,139	11,279	1,219	N/A	282	638
46,029	38,253	49,673	2,533	N/A	2,230	24,601
6,804	5,357	5,624	96	N/A	462	3,680
N/A	5,384	N/A	N/A	N/A	N/A	N/A

$11.96	$12.17	$8.73	$11.32	$15.67	$7.68	$7.10
11.64	12.10	8.57	11.33	N/A	7.64	6.96
11.66	12.05	8.53	11.24	N/A	7.60	6.92
11.49	10.28	7.89	10.34	N/A	7.29	6.72
9.30	9.04	6.60	8.81	N/A	6.71	5.54
N/A	10.93	N/A	N/A	N/A	N/A	N/A

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Investment Income:

Interest, net of foreign taxes*	$25,444	$11,091	$53,759	$7,572	$10,048	$25,128
Dividends	4	275	1,521	174	240	627
Dividends from Investments in Affiliates	1,974	744	3,436	735	776	775
Miscellaneous income	0	0	0	0	0	0
Total Income	27,422	12,110	58,716	8,481	11,064	26,530

Expenses:

Investment advisory fees	3,142	1,648	6,083	783	1,121	4,850
Supervisory and administrative fees	1,243	640	3,792	348	525	1,327
Distribution and/or servicing fees - Class A	25	26	1,138	10	49	53
Distribution and/or servicing fees - Class C	N/A	7	329	N/A	39	12
Distribution and/or servicing fees - Class R	N/A	N/A	N/A	N/A	N/A	N/A
Trustee fees	3	2	8	1	1	4
Interest expense	1,200	401	2,676	179	425	684
Miscellaneous expense	3	0	9	3	0	5
Total Expenses	5,616	2,724	14,035	1,324	2,160	6,935
Waiver and/or Reimbursement by PIMCO	0	0	(2)	0	0	0
Net Expenses	5,616	2,724	14,033	1,324	2,160	6,935

Net Investment Income (Loss)	21,806	9,386	44,683	7,157	8,904	19,595

Net Realized Gain (Loss):

Investments in securities	(1,681)	1,129	5,395	879	1,866	2,130
Investments in Affiliates	55	147	41	12	1	(214)
Exchange-traded or centrally cleared financial derivative instruments	5,384	730	9,734	214	(742)	(2,136)
Over the counter financial derivative instruments	(24,222)	21,224	51,485	10,990	13,408	58,189
Foreign currency	(120)	(125)	(249)	(50)	10	(129)

Net Realized Gain (Loss)	(20,584)	23,105	66,406	12,045	14,543	57,840

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	6,783	980	11,721	446	325	7,065
Investments in Affiliates	142	(79)	280	57	71	235
Exchange-traded or centrally cleared financial derivative instruments	(5,923)	(717)	(12,117)	(766)	97	(5,257)
Over the counter financial derivative instruments	(15,693)	(16,007)	(105,036)	(6,969)	(17,825)	(9,015)
Foreign currency assets and liabilities	62	16	98	5	15	(168)

Net Change in Unrealized Appreciation (Depreciation)	(14,629)	(15,807)	(105,054)	(7,227)	(17,317)	(7,140)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,407)	$16,684	$6,035	$11,975	$6,130	$70,295

* Foreign tax withholdings	$8	$2	$0	$2	$3	$5

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

$81,107	$111,654	$134,376	$9,442	$41,232	$6,121	$38,091
2,277	3,448	3,812	235	478	47	1,136
8,652	6,625	12,754	498	537	760	2,981
0	0	0	0	14	0	0
92,036	121,727	150,942	10,175	42,261	6,928	42,208

7,141	6,494	13,156	688	2,349	430	3,788
5,880	7,469	10,480	548	1,611	373	2,611
1,388	1,020	968	73	0	43	533
738	394	388	10	0	34	250
0	306	0	0	0	0	0
13	17	19	1	5	1	6
6,256	7,482	6,482	260	20,532	98	2,451
6	1	10	1	0	0	0
21,422	23,183	31,503	1,581	24,497	979	9,639
(8)	(20)	(29)	(8)	0	(1)	(2)
21,414	23,163	31,474	1,573	24,497	978	9,637

70,622	98,564	119,468	8,602	17,764	5,950	32,571

(9,102)	(11,106)	5,966	1,139	(86,114)	1,019	2,749
(1,603)	14	141	83	14	55	(1,248)
24,588	56,927	11,826	416	16,979	(3,966)	1,329
278,807	286,072	240,275	12,824	11,663	(976)	69,049
(1,438)	954	3,625	(337)	(489)	(3)	(1,324)

291,252	332,861	261,833	14,125	(57,947)	(3,871)	70,555

35,640	36,551	28,221	735	87,956	62	15,259
2,036	1,862	740	(71)	0	5	1,347
(26,868)	(44,305)	(10,197)	(875)	(13,192)	(630)	(13,586)
(198,795)	(215,955)	(185,545)	(13,335)	1,164	(1,566)	(104,495)
1,258	(43)	3,198	271	509	1	1,049

(186,729)	(221,890)	(163,583)	(13,275)	76,437	(2,128)	(100,426)

$175,145	$209,535	$217,718	$9,452	$36,254	$(49)	$2,700

$0	$0	$0	$0	$0	$0	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Statements of Changes in Net Assets

	PIMCO RAE Fundamental Advantage PLUS Fund		PIMCO RAE PLUS EMG Fund		PIMCO RAE PLUS Fund		PIMCO RAE PLUS International Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$21,806	$25,712	$9,386	$9,804	$44,683	$44,001	$7,157	$7,982
Net realized gain (loss)	(20,584)	(33,005)	23,105	23,122	66,406	100,270	12,045	20,787
Net change in unrealized appreciation (depreciation)	(14,629)	36,990	(15,807)	13,611	(105,054)	123,242	(7,227)	(4,831)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,407)	29,697	16,684	46,537	6,035	267,513	11,975	23,938

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(22,326)	(17,797)	(16,821)	(12,726)	(30,657)	(15,220)	(9,660)	(9,086)
I-2	N/A	N/A	(465)	(358)	(18,327)	(9,074)	(45)	(33)
I-3	N/A	N/A	N/A	N/A	(301)	(141)	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(448)	(304)	(896)	(583)	(37,442)	(20,596)	(296)	(232)
Class C	N/A	N/A	(68)	(34)	(3,060)	(1,970)	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	(1,300)	0	0	0	0	0	0	0
I-2	N/A	N/A	0	0	0	0	0	0
I-3	N/A	N/A	N/A	N/A	0	0	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(28)	0	0	0	0	0	0	0
Class C	N/A	N/A	0	0	0	0	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(24,102)	(18,101)	(18,250)	(13,701)	(89,787)	(47,001)	(10,001)	(9,351)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(71,272)	(35,962)	(42,409)	(1,944)	26,762	(154,103)	(28,898)	(20,381)

Total Increase (Decrease) in Net Assets	(108,781)	(24,366)	(43,975)	30,892	(56,990)	66,409	(26,924)	(5,794)

Net Assets:

Beginning of year	571,951	596,317	227,472	196,580	1,133,691	1,067,282	158,282	164,076
End of year	$463,170	$571,951	$183,497	$227,472	$1,076,701	$1,133,691	$131,358	$158,282

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

PIMCO RAE PLUS Small Fund		PIMCO RAE Worldwide Long/Short PLUS Fund		PIMCO Stocks PLUS® Absolute Return Fund		PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

$8,904	$7,169	$19,595	$24,739	$70,622	$72,892	$98,564	$96,809	$119,468	$92,063
14,543	20,268	57,840	23,929	291,252	195,928	332,861	296,476	261,833	321,641
(17,317)	13,353	(7,140)	26,236	(186,729)	229,668	(221,890)	216,025	(163,583)	72,908

6,130	40,790	70,295	74,904	175,145	498,488	209,535	609,310	217,718	486,612

(10,219)	(5,146)	(61,983)	(31,021)	(81,534)	(36,144)	(216,046)	(80,059)	(135,211)	(118,824)
(2,038)	(803)	(418)	(225)	(34,055)	(13,049)	(12,712)	(3,362)	(87,653)	(77,851)
N/A	N/A	N/A	N/A	(1,627)	(393)	(4,622)	(1,324)	(5,015)	(3,401)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(1,445)	(871)	(2,727)	(1,118)	(56,864)	(19,374)	(52,128)	(18,178)	(37,769)	(40,032)
(303)	(180)	(127)	(88)	(8,693)	(3,046)	(7,257)	(2,637)	(4,355)	(4,898)
N/A	N/A	N/A	N/A	N/A	N/A	(7,239)	(2,444)	N/A	N/A

0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
N/A	N/A	N/A	N/A	0	0	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A	0	0	N/A	N/A

(14,005)	(7,000)	(65,255)	(32,452)	(182,773)	(72,006)	(300,004)	(108,004)	(270,003)	(245,006)

37,528	(24,524)	(112,192)	(70,210)	(389,948)	(295,185)	23,383	(129,551)	446,040	458,878

29,653	9,266	(107,152)	(27,758)	(397,576)	131,297	(67,086)	371,755	393,755	700,484

155,702	146,436	591,027	618,785	1,980,265	1,848,968	2,509,167	2,137,412	2,705,494	2,005,010
$185,355	$155,702	$483,875	$591,027	$1,582,689	$1,980,265	$2,442,081	$2,509,167	$3,099,249	$2,705,494

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Statements of Changes in Net Assets	(Cont.)

	PIMCO StocksPLUS® International Fund (Unhedged)		PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Short Fund		PIMCO StocksPLUS® Small Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$8,602	$9,333	$17,764	$20,858	$5,950	$11,917	$32,571	$44,539
Net realized gain (loss)	14,125	20,798	(57,947)	148,901	(3,871)	(54,025)	70,555	32,202
Net change in unrealized appreciation (depreciation)	(13,275)	(473)	76,437	(14,020)	(2,128)	10,334	(100,426)	111,969

Net Increase (Decrease) in Net Assets Resulting from Operations	9,452	29,658	36,254	155,739	(49)	(31,774)	2,700	188,710

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(7,276)	(5,384)	(94,500)	(57,001)	0	0	(23,895)	(23,917)
I-2	(2,255)	(1,035)	N/A	N/A	0	0	(4,322)	(3,557)
I-3	(1,118)	(457)	N/A	N/A	0	0	(229)	(129)
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(34	)(b)
Class A	(2,270)	(1,327)	N/A	N/A	0	0	(9,819)	(8,395)
Class C	(81)	(48)	N/A	N/A	0	0	(1,238)	(971)
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
I-2	0	0	N/A	N/A	0	0	0	0
I-3	0	0	N/A	N/A	0	0	0	0
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	0	0	N/A	N/A	0	0	0	0
Class C	0	0	N/A	N/A	0	0	0	0
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(13,000)	(8,251)	(94,500)	(57,001)	0	0	(39,503)	(37,003)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	(58,804)	29,747	(338,196)	97,947	(45,887)	(185,407)	(429,338)	(213,089)

Total Increase (Decrease) in Net Assets	(62,352)	51,154	(396,442)	196,685	(45,936)	(217,181)	(466,141)	(61,382)

Net Assets:

Beginning of year	215,932	164,778	924,182	727,497	132,051	349,232	1,039,603	1,100,985
End of year	$153,580	$215,932	$527,740	$924,182	$86,115	$132,051	$573,462	$1,039,603

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Administrative Class Shares liquidated at the close of business on March 15, 2024.

28	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Statement of Cash Flows

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO StocksPLUS® Long Duration Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$36,254

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(3,441,114)
Proceeds from sales of long-term securities	3,749,331
(Purchases) Proceeds from sales of short-term portfolio investments, net	43,428
(Increase) decrease in deposits with counterparty	889
(Increase) decrease in receivable for investments sold	(32,955)
(Increase) decrease in interest and/or dividends receivable	3,626
(Increase) decrease in dividends receivable from Affiliates	169
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	3,909
Proceeds from (Payments on) over the counter financial derivative instruments	12,528
Increase (decrease) in payable for investments purchased	375,178
Increase (decrease) in deposits from counterparty	(15,303)
Increase (decrease) in accrued investment advisory fees	(118)
Increase (decrease) in accrued supervisory and administrative fees	(81)
Proceeds from (Payments on) short sales transactions, net	810
Proceeds from (Payments on) foreign currency transactions	20
Increase (decrease) in foreign capital gains tax payable	(1)
Net Realized (Gain) Loss
Investments in securities	86,114
Investments in Affiliates	(14)
Exchange-traded or centrally cleared financial derivative instruments	(16,979)
Over the counter financial derivative instruments	(11,663)
Foreign currency	489
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(87,956)
Exchange-traded or centrally cleared financial derivative instruments	13,192
Over the counter financial derivative instruments	(1,164)
Foreign currency assets and liabilities	(509)
Net amortization (accretion) on investments	(1,862)

Net Cash Provided by (Used for) Operating Activities	716,218

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	181,640
Payments on shares redeemed	(612,158)
Cash distributions paid*	(719)
Proceeds from reverse repurchase agreements	72,947,896
Payments on reverse repurchase agreements	(73,194,784)
Proceeds from sale-buyback transactions	67,675
Payments on sale-buyback transactions	(105,169)

Net Cash Received from (Used for) Financing Activities	(715,619)

Net Increase (Decrease) in Cash and Foreign Currency	599

Cash and Foreign Currency:

Beginning of year	661
End of year	$1,260

*Reinvestment of distributions	$93,781

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$20,301

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 155.7%

CORPORATE BONDS & NOTES 8.3%

BANKING & FINANCE 5.8%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$300	$282
3.300% due 01/30/2032		300	266

American Express Co.
5.284% due 07/26/2035 •		900	900

American Tower Corp.
1.000% due 01/15/2032 (h)	EUR	1,804	1,652
3.800% due 08/15/2029		$881	846

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		10	9

Bank of America Corp.
1.734% due 07/22/2027 •		100	96

Barclays PLC
4.337% due 01/10/2028		200	199
4.972% due 05/16/2029 •		200	201

Citibank NA
4.838% due 08/06/2029		800	809

Credit Suisse AG AT1 Claim		1,374	165

Discover Bank
4.650% due 09/13/2028		400	397

Equinix, Inc.
1.550% due 03/15/2028		500	459

Extra Space Storage LP
5.400% due 06/15/2035		300	298

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	441	470

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	185
4.389% due 01/08/2026		200	199
5.800% due 03/05/2027		800	804
5.800% due 03/08/2029		300	297

GLP Capital LP
5.625% due 09/15/2034		100	98

Goldman Sachs Group, Inc.
6.208% due 03/15/2028 •		2,000	2,042

Greengrove RE Ltd.
12.042% due 04/08/2032 •		250	251

GSPA Monetization Trust
6.422% due 10/09/2029		21	21

Healthcare Realty Holdings LP
2.400% due 03/15/2030		346	305

Hestia Re Ltd.
11.042% due 03/13/2032 ~		250	250

HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,367

Integrity RE Ltd.
16.532% due 06/06/2028 ~		250	252

Jackson National Life Global Funding
5.600% due 04/10/2026		1,100	1,110

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		3,138	2,987
5.040% due 01/23/2028 •		500	504

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		500	512

MMIFS Re Ltd.
5.783% due 01/10/2033 ~	CAD	250	173

Morgan Stanley
1.512% due 07/20/2027 •		$1,500	1,442
4.654% due 10/18/2030 •		500	496

NatWest Group PLC
2.875% due 09/19/2026 •	GBP	158	202

Nomura Holdings, Inc.
2.679% due 07/16/2030		$1,491	1,330

Prologis LP
4.200% due 02/15/2033	CAD	200	140
5.000% due 01/31/2035		$300	298

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		200	203

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Group AG
4.751% due 05/12/2028 •		$2,400	$2,402

Wells Fargo & Co.
0.625% due 03/25/2030	EUR	1,500	1,424
1.741% due 05/04/2030 ~		700	714

			27,057

INDUSTRIALS 1.1%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		$700	661

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		700	669

DAE Funding LLC
3.375% due 03/20/2028		600	572

MPLX LP
2.650% due 08/15/2030		900	802

Occidental Petroleum Corp.
5.550% due 10/01/2034		1,200	1,173

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		800	765

T-Mobile USA, Inc.
3.875% due 04/15/2030		100	96

United Airlines Pass-Through Trust
5.450% due 08/15/2038		198	200

			4,938

UTILITIES 1.4%

Edison International
6.250% due 03/15/2030		200	203

ONEOK, Inc.
5.050% due 11/01/2034		1,700	1,642

Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,118	1,821
4.550% due 07/01/2030		800	775

Rio Oil Finance Trust
8.200% due 04/06/2028		283	290

Southern California Edison Co.
2.950% due 02/01/2051		400	243
4.875% due 02/01/2027		600	602
5.150% due 06/01/2029		800	805

			6,381

Total Corporate Bonds & Notes (Cost $40,451)			38,376

MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		65	69
6.725% due 04/01/2035		157	164

Total Municipal Bonds & Notes (Cost $229)			233

U.S. GOVERNMENT AGENCIES 58.7%

Fannie Mae
2.242% due 01/25/2031 ~(a)		390	24
4.202% due 10/01/2029 ~		2,400	2,386
4.300% due 12/01/2029		1,604	1,600
4.500% due 09/25/2040		649	622
4.540% due 07/01/2030		500	503
4.705% due 09/01/2031 •		4,700	4,751
4.720% due 10/01/2028		1,200	1,219
4.770% due 10/01/2028		1,000	1,017
4.860% due 08/01/2030		700	717
4.930% due 06/01/2029		1,100	1,126
5.290% due 11/25/2054 •		1,879	1,877
5.300% due 11/01/2030		2,100	2,181
6.426% due 12/01/2034 •		23	24
6.673% due 03/01/2034 •		7	7

Freddie Mac
3.000% due 09/01/2032		1,280	1,239
3.500% due 07/15/2042		852	796

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 01/01/2048 - 03/01/2049		$404	$381
5.280% due 11/25/2054 •		1,786	1,788
5.490% due 12/25/2054 •		3,495	3,513
6.500% due 05/01/2035		18	19

Ginnie Mae
4.750% due 11/20/2044 •		108	111
4.787% due 08/20/2047 •		61	59
6.473% due 04/20/2068 •		445	449

Ginnie Mae, TBA
5.000% due 05/01/2055		7,630	7,501

U.S. Small Business Administration
5.490% due 03/01/2028		3	3
6.020% due 08/01/2028		26	27

Uniform Mortgage-Backed Security
3.000% due 01/01/2027		206	203
3.500% due 02/01/2043 - 09/01/2048		2,765	2,526
4.500% due 07/01/2052 - 12/01/2053		11,880	11,383
5.000% due 02/01/2053		911	896
6.000% due 08/01/2036 - 04/01/2041		194	202
6.500% due 09/01/2036		25	26

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055		10,200	8,839
4.000% due 05/01/2055		33,490	31,160
4.500% due 05/01/2055		7,850	7,506
5.000% due 04/01/2055 - 05/01/2055		14,110	13,819
5.500% due 05/01/2055		21,100	21,056
6.000% due 06/01/2055		52,880	53,608
6.500% due 06/01/2055		84,070	86,548

Total U.S. Government Agencies (Cost $270,972)			271,712

U.S. TREASURY OBLIGATIONS 8.3%

U.S. Treasury Bonds
3.875% due 05/15/2043 (l)		1,500	1,370
4.125% due 08/15/2053 (l)		1,000	922
4.625% due 05/15/2044 (l)		5,700	5,720

U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051 (l)		2,196	1,264
0.125% due 02/15/2052		456	259
0.625% due 07/15/2032		1,640	1,531
0.625% due 02/15/2043 (j)		867	668
1.125% due 01/15/2033		960	920
1.375% due 07/15/2033 (l)		627	612
1.875% due 07/15/2034		19,130	19,314
2.125% due 04/15/2029		5,750	5,922

Total U.S. Treasury Obligations (Cost $39,727)			38,502

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%

Adjustable Rate Mortgage Trust
5.581% due 01/25/2036 ~		476	360

American Home Mortgage Assets Trust
4.625% due 10/25/2046 •		117	60
6.750% due 11/25/2046 þ		112	100

Atrium Hotel Portfolio Trust
6.117% due 12/15/2036 •		2,300	2,250

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	1,851	2,396

Banc of America Funding Trust
4.940% due 09/20/2046 ~		$434	390

Bear Stearns ALT-A Trust
4.755% due 08/25/2036 •		71	63
5.564% due 05/25/2035 •		14	13

BX Trust
5.068% due 04/15/2039 •		867	860

Chase Mortgage Finance Trust
4.906% due 09/25/2036 •		114	95

Citigroup Mortgage Loan Trust
4.821% due 09/25/2037 •		9	9
6.170% due 09/25/2062 þ		2,516	2,519

30	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CitiMortgage Alternative Loan Trust
5.035% due 04/25/2037 •	$155	$131

Countrywide Alternative Loan Trust
4.675% due 12/25/2046 •	681	604
5.500% due 06/25/2025	206	166
5.500% due 05/25/2035	308	246
5.500% due 11/25/2035	83	47
6.000% due 12/25/2035	278	201
6.000% due 05/25/2036	48	22
6.250% due 08/25/2036	636	342
7.000% due 10/25/2037	102	35

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037	227	107
6.000% due 02/25/2037	228	106

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~	1,342	1,181
4.471% due 06/25/2050 ~	568	501

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ	1,824	292

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.815% due 02/25/2037 •	512	444
4.935% due 02/25/2035 •	27	27

First Horizon Alternative Mortgage Securities Trust
5.292% due 06/25/2036 •	293	235

HarborView Mortgage Loan Trust
4.841% due 12/19/2036 •	269	211

Impac CMB Trust
5.075% due 03/25/2035 ~	93	89

IndyMac INDX Mortgage Loan Trust
4.835% due 11/25/2046 •	615	585
4.915% due 07/25/2035 ~	172	159

JP Morgan Chase Commercial Mortgage Securities Trust
5.817% due 12/15/2031 ~	198	193

JP Morgan Mortgage Trust
4.262% due 07/27/2037 ~	66	61
5.750% due 01/25/2036	11	5

Lehman Mortgage Trust
5.085% due 11/25/2036 •	170	80

Lehman XS Trust
4.885% due 08/25/2046 •	297	303

Luminent Mortgage Trust
4.491% due 04/25/2036 ~	3,158	2,119

MASTR Adjustable Rate Mortgages Trust
6.370% due 11/21/2034 •	464	442

MASTR Asset Securitization Trust
6.000% due 06/25/2036	112	63

Merrill Lynch Alternative Note Asset Trust
4.835% due 03/25/2037 •	2,153	510
6.000% due 03/25/2037	53	18

Merrill Lynch Mortgage Investors Trust
5.205% due 04/25/2035 •	7	7
5.793% due 02/25/2036 •	1	1

MFA Trust
6.775% due 10/25/2058 þ	950	962

Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036	83	35

MortgageIT Mortgage Loan Trust
4.955% due 12/25/2035 •	150	148

New Residential Mortgage Loan Trust
3.500% due 12/25/2057 •	885	855

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	25	12

Nomura Resecuritization Trust
5.335% due 07/25/2036 •	2,075	2,002

NovaStar Mortgage Funding Trust
0.490% due 09/25/2046 •	627	219

OBX Trust
7.159% due 10/25/2063 þ	1,298	1,325

Residential Accredit Loans, Inc. Trust
4.755% due 01/25/2037 •	1,375	1,231
4.935% due 08/25/2037 ~	12	11
5.544% due 10/25/2037 •	291	234
6.000% due 01/25/2037	29	23

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/25/2037		$69	$57

Residential Funding Mortgage Securities, Inc. Trust
5.610% due 04/25/2037 ~		146	127

Sequoia Mortgage Trust
3.575% due 09/20/2046 •		76	51

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 •		216	205

Stratton Mortgage Funding PLC
5.608% due 06/20/2060 •	GBP	472	611

Structured Adjustable Rate Mortgage Loan Trust
5.124% due 08/25/2035 ~		$28	15
5.342% due 03/25/2036 ~		31	24

Thornburg Mortgage Securities Trust
3.130% due 03/25/2044 ~		32	31
5.682% due 12/25/2044 ~		60	57

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	1,072	1,389

Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		$214	211
3.361% due 10/25/2057 ~		1,479	1,232

Trinity Square PLC
5.470% due 07/15/2059 ~	GBP	511	661

Verus Securitization Trust
4.260% due 02/25/2067 þ		$982	937
5.811% due 05/25/2068 þ		858	859
6.443% due 08/25/2068 þ		1,305	1,317
6.476% due 06/25/2068 þ		796	803
6.665% due 09/25/2068 þ		1,084	1,095

WaMu Mortgage Pass-Through Certificates Trust
4.237% due 06/25/2037 ~		103	90
4.640% due 06/25/2037 ~		98	87
4.975% due 12/25/2045 •		12	12
5.005% due 10/25/2035 •		16	15
5.075% due 08/25/2045 •		2,596	2,606
5.179% due 12/25/2035 ~		148	139
5.215% due 01/25/2045 ~		487	469
5.337% due 01/25/2035 ~		37	34
5.635% due 02/25/2046 ~		50	46
5.705% due 01/25/2046 •		4,160	3,709

Washington Mutual Mortgage Pass-Through Certificates Trust
4.209% due 09/25/2036 •		469	123
4.935% due 02/25/2036 •		445	367
5.385% due 02/25/2047 •		657	605
5.575% due 04/25/2046 •		56	45

Wells Fargo Mortgage-Backed Securities Trust
6.935% due 09/25/2036 ~		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $47,497)			43,737

ASSET-BACKED SECURITIES 29.5%

AUTOMOBILE ABS OTHER 0.7%

CPS Auto Receivables Trust
5.190% due 08/15/2028		1,000	1,002

Westlake Automobile Receivables Trust
4.919% due 09/15/2027 ~		2,203	2,204

			3,206

AUTOMOBILE SEQUENTIAL 4.1%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		1,300	1,334
6.120% due 04/20/2027		3,300	3,340

CarMax Auto Owner Trust
5.300% due 03/15/2027		984	986

Carvana Auto Receivables Trust
5.380% due 03/12/2029		600	609
5.420% due 04/10/2028		795	799
6.410% due 09/10/2027		281	282

Citizens Auto Receivables Trust
5.110% due 04/17/2028		300	302
5.430% due 10/15/2026		182	183

CPS Auto Receivables Trust
4.910% due 06/15/2028		1,180	1,181

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.710% due 09/15/2027	$156	$156

DT Auto Owner Trust
6.290% due 08/16/2027	427	428

Exeter Automobile Receivables Trust
6.320% due 03/15/2027	349	349

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	616	619

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	365	366

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	1,000	1,014
6.270% due 08/16/2027	450	451

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	450	448
5.440% due 01/25/2029	2,200	2,231
5.490% due 06/25/2027	500	503

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	203	199
5.320% due 09/25/2030	236	236
5.380% due 11/25/2030	348	348
7.130% due 01/26/2032	281	283

SCCU Auto Receivables Trust
5.700% due 10/16/2028	1,300	1,317

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027	188	188

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	338	340

Veros Auto Receivables Trust
7.120% due 11/15/2028	345	346

		18,838

CMBS OTHER 3.2%

Arbor Realty Commercial Real Estate Notes Ltd.
5.799% due 01/15/2037 •	2,062	2,065

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •	627	615

MF1 Ltd.
6.067% due 02/19/2037 •	2,700	2,711

PFP Ltd.
6.595% due 08/19/2035 •	1,718	1,720

Ready Capital Mortgage Financing LLC
6.872% due 10/25/2039 •	1,623	1,634

Starwood Commercial Mortgage Trust
6.149% due 11/15/2038 •	4,300	4,277

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •	1,834	1,829

		14,851

HOME EQUITY OTHER 10.8%

Aegis Asset-Backed Securities Trust
5.170% due 08/25/2035 •	4,370	3,694

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.095% due 11/25/2035 •	1,271	1,239

Asset-Backed Securities Corp. Home Equity Loan Trust
5.245% due 06/25/2034 •	711	717

Bear Stearns Asset-Backed Securities Trust
5.485% due 08/25/2037 •	514	456
6.035% due 08/25/2037 •	3,000	2,576

Centex Home Equity Loan Trust
5.080% due 03/25/2034 •	68	67

Citigroup Mortgage Loan Trust
4.625% due 05/25/2037 •	790	526
4.755% due 09/25/2036 •	2,664	2,025
4.915% due 08/25/2036 •	1,000	930
5.335% due 09/25/2035 •	1,370	1,326

Countrywide Asset-Backed Certificates Trust
4.835% due 02/25/2037 •	234	218
5.175% due 08/25/2047 •	233	227

Countrywide Partnership Trust
5.335% due 02/25/2035 •	3,110	3,070

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization LLC
4.955% due 03/25/2036 •	$971	$880

Ellington Loan Acquisition Trust
5.535% due 05/25/2037 •	993	969

Encore Credit Receivables Trust
5.170% due 09/25/2035 •	7	7

Fremont Home Loan Trust
4.575% due 11/25/2036 •	293	172
4.735% due 10/25/2036 •	1,010	404
4.775% due 02/25/2037 ~	932	295
5.170% due 01/25/2035 ~	67	66

GSAA Home Equity Trust
4.575% due 03/25/2036 ~	188	61
5.075% due 04/25/2047 •	358	157
6.795% due 06/25/2036 þ	341	77

GSAMP Trust
4.525% due 01/25/2037 ~	1,395	836
4.635% due 12/25/2046 •	134	64
4.695% due 12/25/2046 •	1,314	661
4.895% due 01/25/2037 •	410	351

HSI Asset Securitization Corp. Trust
4.915% due 11/25/2035 •	1,628	1,520

IndyMac Residential Asset Backed Trust
4.655% due 04/25/2037 ~	262	201

JP Morgan Mortgage Acquisition Corp.
4.645% due 10/25/2036 •	74	73
5.035% due 07/25/2036 •	6,824	6,609

Long Beach Mortgage Loan Trust
4.875% due 02/25/2036 •	339	333

Merrill Lynch Mortgage Investors Trust
4.955% due 02/25/2037 •	2,280	645

Morgan Stanley ABS Capital, Inc. Trust
4.650% due 03/25/2037 •	778	307
5.365% due 07/25/2035 •	507	494

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ	242	51

NovaStar Mortgage Funding Trust
4.635% due 09/25/2037 •	322	316

Option One Mortgage Loan Trust
4.975% due 01/25/2036 •	2,012	1,887
5.215% due 02/25/2035 •	280	266

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.410% due 07/25/2035 •	1,400	1,136
6.160% due 02/25/2035 •	4,155	3,801

Renaissance Home Equity Loan Trust
5.535% due 09/25/2037 •	229	94

Residential Asset Securities Corp. Trust
5.015% due 06/25/2033 ~	58	54
5.095% due 12/25/2035 •	1,405	1,377
5.395% due 01/25/2036 •	5,075	4,813

Saxon Asset Securities Trust
4.885% due 09/25/2036 •	1,700	1,402

Securitized Asset-Backed Receivables LLC Trust
5.155% due 10/25/2035 •	1,509	1,302

Soundview Home Loan Trust
4.900% due 02/25/2036 •	726	679
5.735% due 10/25/2037 •	412	315

		49,746

WHOLE LOAN COLLATERAL 1.3%

Citigroup Mortgage Loan Trust
4.885% due 10/25/2036 •	66	66
4.915% due 11/25/2036 •	3,100	2,894
7.250% due 05/25/2036 þ	86	43

First Franklin Mortgage Loan Trust
4.715% due 03/25/2037 •	1,772	924
4.745% due 09/25/2036 •	98	91
5.155% due 11/25/2035 •	434	405

PRET LLC
6.721% due 07/25/2051 þ	1,443	1,444

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Specialty Underwriting & Residential Finance Trust
5.035% due 12/25/2036 ~		$249	$244

			6,111

OTHER ABS 9.4%

Anchorage Credit Funding Ltd.
2.875% due 07/27/2039		300	278
4.300% due 07/25/2036		212	209

Arbour CLO DAC
3.681% due 12/15/2038 •	EUR	1,900	2,058

Atlas Senior Loan Fund Ltd.
6.505% due 07/20/2032 •		$2,500	2,506

Barings CLO Ltd.
5.514% due 04/15/2031 •		1,423	1,424

Blackrock European CLO DAC
3.405% due 10/15/2031 •	EUR	1,413	1,526

BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~		$903	904

BNPP AM Euro CLO DAC
3.435% due 10/15/2031 •	EUR	354	383

Cairn CLO DAC
3.282% due 01/31/2030 •		861	930

Carlyle Euro CLO DAC
3.446% due 08/15/2032 •		1,155	1,250

Carlyle U.S. CLO Ltd.
5.452% due 10/15/2031 ~		$788	788

CBAM Ltd.
5.584% due 04/17/2031 •		1,189	1,190
5.675% due 04/20/2032 ~		717	717

CVC Cordatus Loan Fund DAC
3.131% due 09/15/2031 •	EUR	1,276	1,379
3.394% due 07/21/2030 •		491	531
3.435% due 10/15/2031 •		2,768	2,994
3.871% due 10/23/2034 •		1,299	1,406

ECMC Group Student Loan Trust
5.454% due 07/25/2069 •		$336	337

Galaxy CLO Ltd.
5.534% due 10/15/2030 •		228	228

Gallatin CLO Ltd.
6.214% due 07/15/2031 •		1,200	1,203

GreenSky Home Improvement Trust
5.550% due 06/25/2059		700	711

Harvest CLO DAC
3.424% due 10/20/2031 •	EUR	2,522	2,726

Jubilee CLO DAC
3.435% due 04/15/2031 •		875	946

Man GLG Euro CLO DAC
1.970% due 10/15/2032		1,000	1,045
4.485% due 10/15/2032 •		2,200	2,382

Marlette Funding Trust
5.950% due 11/15/2032		$146	146

Navient Private Education Loan Trust
6.034% due 10/15/2031 •		207	207

Nelnet Student Loan Trust
5.174% due 04/20/2062 •		1,020	1,016
6.544% due 02/20/2041 •		180	184
6.640% due 02/20/2041		180	186

OCP CLO Ltd.
5.675% due 07/20/2029 •		20	20

Pagaya AI Debt Selection Trust
5.331% due 01/15/2032		1,100	1,105

Palmer Square European Loan Funding DAC
3.505% due 10/15/2031 •	EUR	1,723	1,863

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		$2,056	2,030

SLM Private Education Loan Trust
9.184% due 10/15/2041 •		1,625	1,711

SMB Private Education Loan Trust
1.070% due 01/15/2053		1,314	1,175
5.164% due 01/15/2053 ~		1,397	1,372
5.447% due 07/15/2053 •		917	918
5.897% due 11/15/2052 •		373	377

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		$547	$525

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		199	199

Theorem Funding Trust
7.600% due 04/15/2029		263	264

Upstart Pass-Through Trust
3.800% due 04/20/2030		199	198

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		127	125

			43,672

Total Asset-Backed Securities (Cost $141,161)			136,424

SOVEREIGN ISSUES 7.1%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	1,225,000	1,227

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	15,200	2,486

Colombian TES
6.000% due 04/28/2028	COP	5,888,100	1,252

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	900	662

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	8,000	342

Egypt Government International Bond
21.954% due 03/04/2028	EGP	36,400	737

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	10,612	453
3.000% due 12/03/2026 (e)		17,686	832
4.000% due 11/30/2028 (e)		5,348	253
4.000% due 08/24/2034 (e)		46,405	2,114
8.000% due 11/07/2047		15,600	630
8.500% due 03/01/2029		8,700	421

Peru Government International Bond
5.400% due 08/12/2034	PEN	8,600	2,136
6.150% due 08/12/2032		26,400	7,220
6.900% due 08/12/2037		2,800	753
6.950% due 08/12/2031		1,600	466
7.300% due 08/12/2033		3,300	949
7.600% due 08/12/2039		500	141

Province of Quebec
4.450% due 09/01/2034	CAD	5,500	4,082

Republic of Poland Government International Bond
4.750% due 07/25/2029	PLN	5,500	1,392

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	13,800	668
8.000% due 01/31/2030		14,500	758
8.250% due 03/31/2032		7,300	366
8.500% due 01/31/2037		9,100	413
9.000% due 01/31/2040		39,700	1,790

Turkey Government International Bond
45.031% due 05/20/2026 ~	TRY	200	5
45.031% due 08/19/2026 ~		100	2
45.031% due 05/17/2028 ~		18,700	466

Total Sovereign Issues (Cost $32,683)			33,016

SHORT-TERM INSTRUMENTS 34.3%

COMMERCIAL PAPER 5.5%

AES Corp.
4.900% due 04/10/2025		$2,340	2,337

Alimentation Couche-Tard, Inc.
4.650% due 04/10/2025		2,340	2,337

Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (b)		2,310	2,302

Conagra Brands, Inc.
4.750% due 04/02/2025		2,370	2,369

Constellation Brands, Inc.
4.800% due 04/21/2025		2,320	2,314

32	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Castle, Inc.
4.880% due 04/08/2025	$2,300	$2,298

HA Sustainable Infrastructure Capital, Inc.
5.150% due 04/24/2025	2,300	2,292

Jabil, Inc.
4.810% due 04/11/2025 (b)	2,310	2,306

Keurig Dr. Pepper, Inc.
4.600% due 04/23/2025	2,330	2,323

Marsh & McLennan Cos, Inc.
4.600% due 04/17/2025	2,340	2,335

Mondelez International, Inc.
4.620% due 04/15/2025	2,150	2,146

		25,359

	SHARES
MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (f)	533,276	533

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (g) 28.1%
		$130,300

U.S. TREASURY BILLS 0.6%
4.293% due 05/15/2025 - 06/05/2025 (c)(d)(l)	$2,695	2,675

Total Short-Term Instruments (Cost $158,870)		158,867

Total Investments in Securities (Cost $731,590)		720,867

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.4%

SHORT-TERM INSTRUMENTS 6.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%

PIMCO Short Asset Portfolio	3,038,523	$29,747

PIMCO Short-Term Floating NAV Portfolio III	1,608	16

Total Short-Term Instruments (Cost $29,587)		29,763

Total Investments in Affiliates (Cost $29,587)		29,763

Total Investments 162.1% (Cost $761,177)		$750,630

Financial Derivative Instruments (i)(k) 0.3% (Cost or Premiums, net $14,032)		1,485

Other Assets and Liabilities, net (62.4)%		(288,945)

Net Assets 100.0%		$463,170

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.410%	03/31/2025	04/01/2025	$66,100	U.S. Treasury Notes 2.750% due 04/30/2027	$(67,383)	$66,100	$66,108
JPS	4.500	03/31/2025	04/01/2025	3,900	U.S. Treasury Notes 0.750% due 03/31/2026	(3,980)	3,900	3,901
SAL	4.350	04/01/2025	04/02/2025	100	U.S. Treasury Notes 3.875% due 12/31/2027	(102)	100	100
	4.410	04/01/2025	04/02/2025	60,200	U.S. Treasury Notes 3.375% due 09/15/2027	(61,429)	60,200	60,200

Total Repurchase Agreements						$(132,894)	$130,300	$130,309

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	1.900%	03/12/2025	TBD	(3)	EUR (506)	$(548)

Total Reverse Repurchase Agreements						$(548)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.0)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$20,400	$(18,309)	$(18,388)

Total Short Sales (4.0)%				$(18,309)	$(18,388)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$66,108	$0	$0	$66,108	$(67,383)	$(1,275)
BRC	0	(548)	0	(548)	549	1
JPS	3,901	0	0	3,901	(3,980)	(79)
SAL	60,300	0	0	60,300	(61,531)	(1,231)

Total Borrowings and Other Financing Transactions	$130,309	$(548)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(548)	$(548)

Total Borrowings	$0	$0	$0	$(548)	$(548)

Payable for reverse repurchase agreements					$(548)

(h)	Securities with an aggregate market value of $549 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(275) at a weighted average interest rate of 2.659%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	6	$6	$(1)	$(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	3	3	(1)	0
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	10	10	(3)	(2)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	6	6	(2)	(3)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	3	3	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	10	10	(3)	(4)

Total Written Options					$(11)	$(11)

34	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2025	1,082	$117,025	$1,029	$0	$(34)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	64	7,304	148	6	0

				$1,177	$6	$(34)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BOBL June Futures	06/2025	39	$(4,967)	$44	$1	$(12)
U.S. Treasury 10-Year Note June Futures	06/2025	604	(67,176)	(570)	0	(9)
U.S. Treasury Long-Term Bond June Futures	06/2025	4	(469)	(11)	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	55	(6,724)	(31)	0	(24)

				$(568)	$1	$(46)

Total Futures Contracts				$609	$7	$(80)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.328%	EUR	400	$2	$0	$2	$0	$0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.204		100	1	0	1	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462	$	470	92	(56)	36	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		550	66	4	70	0	0

							$161	$(52)	$109	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	644	$(23)	$23	$0	$1	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		200	(10)	7	(3)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		200	(6)	1	(5)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		300	(11)	0	(11)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		1,000	73	(18)	55	0	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		400	21	0	21	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		200	3	0	3	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		1,300	19	6	25	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		200	4	0	4	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		33,960	757	(103)	654	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		12,500	230	0	230	2	0

						$1,057	$(84)	$973	$3	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	26,340	$(719)	$(62)	$(781)	$115	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		200	(1)	4	3	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	4	4	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		200	(1)	(4)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	52,200	822	(279)	543	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		38,600	(100)	325	225	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		26,600	0	23	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		5,660	0	61	61	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		8,000	0	83	83	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		800	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		18,100	433	401	834	0	(19)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2030	$	20,360	$178	$53	$231	$0	$(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		6,300	18	(29)	(11)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		45,500	5,418	1,411	6,829	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		9,300	608	10	618	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		10,590	(50)	148	98	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,800	(11)	17	6	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		200	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		300	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		300	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		400	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		400	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		200	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		200	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		300	(1)	9	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		300	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		400	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		600	(1)	(7)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		400	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		4,800	73	61	134	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		12,850	2,885	1,947	4,832	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		14,650	228	663	891	0	(36)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	5,208,700	0	35	35	0	(1)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034	EUR	300	(1)	(6)	(7)	0	(1)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	(2)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	(2)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		200	(1)	6	5	0	(1)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	(4)	(5)	1	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	5,500	0	(30)	(30)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,100	(64)	265	201	65	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	1,225,000	0	5	5	0	(2)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	8,900	0	0	0	0	(2)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	300	0	2	2	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		280	1	(3)	(2)	1	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		300	(1)	(16)	(17)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(11)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(8)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(7)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	(4)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		80	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	(3)	(4)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(8)	(8)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		200	(1)	6	5	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		200	(1)	(3)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		200	(1)	0	(1)	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	(1)	(2)	1	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		200	(1)	(3)	(4)	0	(4)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		12,920	(550)	32	(518)	54	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		5,300	430	2	432	0	(42)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	6,100	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		10,700	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		8,200	0	(14)	(14)	0	0
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		10,700	0	(26)	(26)	0	0
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		6,100	0	(14)	(14)	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	400	0	(2)	(2)	0	(1)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		3,000	0	(38)	(38)	0	(7)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		2,980	3	(58)	(55)	0	(7)

							$9,564	$4,941	$14,505	$257	$(358)

Total Swap Agreements							$10,782	$4,805	$15,587	$260	$(358)

36	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$7	$260	$267	$(11)	$(80)	$(360)	$(451)

(j)

Securities with an aggregate market value of $667 and cash of $10,673 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	12,738		$84	$0	$(1)
	04/2025		$7,127	AUD	11,267	0	(87)
	04/2025		98	JPY	14,578	0	0
	04/2025		168	SGD	225	0	(1)
	05/2025	AUD	11,267		$7,129	87	0
	05/2025	CNH	4,331		591	0	(6)
	05/2025	SGD	224		168	1	0
	05/2025		$2,254	CNH	16,319	1	(2)
	05/2025		84	JPY	12,695	0	0
	06/2025	CNH	9,834		$1,345	0	(15)
	06/2025		$642	CNH	4,632	0	(1)
	07/2025	CNH	8,121		$1,127	2	0
	08/2025		8,122		1,126	0	(2)

BOA	04/2025	AUD	137		85	0	0
	04/2025	CZK	558		23	0	(1)
	04/2025	EUR	137		148	0	0
	04/2025	KRW	150,379		103	0	0
	04/2025		$1,004	ZAR	18,232	0	(10)
	05/2025	CNH	4,234		$579	0	(6)
	05/2025	IDR	1,798,577		108	0	0
	05/2025		$131	INR	11,247	0	0
	06/2025	CNH	5,215		$718	0	(4)
	06/2025		$314	CNH	2,272	0	0
	06/2025		152	KRW	221,464	0	(1)
	06/2025		2,005	PLN	7,746	0	(10)
	08/2025	CNH	2,904		$406	3	0
	08/2025	TWD	7,256		222	2	0

BPS	04/2025	AUD	1,595		1,005	8	0
	04/2025	BRL	12,244		2,130	0	(16)
	04/2025	CAD	2,524		1,763	9	0
	04/2025	CZK	7,754		319	0	(17)
	04/2025	EUR	26,020		27,284	0	(851)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	IDR	11,834,230		$714	$4	$0
	04/2025	ILS	320		87	1	0
	04/2025	JPY	4,546		30	0	0
	04/2025	KRW	3,513,863		2,400	13	0
	04/2025	TRY	4,665		118	0	(1)
	04/2025	TWD	217,070		6,602	65	0
	04/2025		$2,135	BRL	12,244	11	0
	04/2025		2,425	IDR	39,883,298	0	(32)
	04/2025		1,131	INR	98,194	16	0
	04/2025		962	JPY	143,391	0	(6)
	04/2025		912	KRW	1,325,363	0	(12)
	04/2025		107	SGD	144	0	0
	04/2025		4,298	TWD	141,177	0	(46)
	04/2025	ZAR	7,098		$388	1	0
	05/2025	CNH	15,291		2,104	1	(7)
	05/2025	IDR	5,267,272		317	1	0
	05/2025	SGD	144		107	0	0
	05/2025		$443	IDR	7,344,040	0	(2)
	05/2025		1,178	INR	101,066	1	0
	05/2025		30	JPY	4,531	0	0
	06/2025	CNH	11,122		$1,525	0	(13)
	06/2025	KRW	91,160		64	2	0
	06/2025	TRY	24,846		632	33	0
	06/2025		$330	KRW	481,724	0	(2)
	06/2025		1,593	PLN	6,196	11	(9)
	07/2025	TWD	34,552		$1,063	17	0
	08/2025	CNH	20,320		2,828	6	0
	08/2025	TWD	92,680		2,837	21	0
	10/2025	BRL	5,300		885	0	(4)

BRC	04/2025	ILS	3,716		1,003	4	0
	04/2025	INR	2,980		34	0	(1)
	04/2025	TRY	607		15	0	0
	04/2025		$553	IDR	9,054,409	0	(10)
	04/2025		35	INR	2,976	0	0
	04/2025		1,386	TRY	53,489	0	(21)
	04/2025	ZAR	4,660		$256	2	0
	05/2025	BRL	2,949		512	0	(2)
	05/2025	INR	2,985		35	0	0
	05/2025	TRY	1,463		37	0	0
	05/2025		$555	GBP	429	0	(1)
	05/2025		69	TRY	2,689	0	(2)
	06/2025	TRY	10,070		$241	0	(1)
	06/2025		$12	PLN	47	0	0
	06/2025		1,260	TRY	49,757	0	(60)

BSH	04/2025	AUD	9,535		$6,041	83	0
	04/2025	JPY	260,075		1,732	0	(2)
	04/2025	PEN	2,425		638	0	(21)
	05/2025		350		92	0	(3)
	05/2025		$1,732	JPY	259,199	2	0
	06/2025	PEN	9,811		$2,659	0	(7)
	06/2025		$269	PLN	1,037	0	(2)
	07/2025	PEN	2,452		$654	0	(12)

CBK	04/2025	BRL	20,086		3,506	1	(15)
	04/2025	CHF	1,763		2,004	11	0
	04/2025	COP	5,571,539		1,272	0	(60)
	04/2025	EUR	85		92	1	0
	04/2025	IDR	11,879,500		716	3	0
	04/2025	ILS	2,664		731	14	0
	04/2025	INR	21,793		254	0	(1)
	04/2025	PEN	7,741		2,063	0	(43)
	04/2025	TWD	151,513		4,624	61	0
	04/2025		$3,495	BRL	20,086	25	0
	04/2025		13,449	CAD	19,157	0	(136)
	04/2025		1,338	COP	5,609,655	3	0
	04/2025		16	DKK	115	0	0
	04/2025		499	GBP	385	0	(2)
	04/2025		1,413	IDR	23,136,677	0	(24)
	04/2025		339	INR	29,110	1	0
	04/2025		66	KRW	96,544	0	0
	04/2025		286	PEN	1,043	0	(2)

38	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$4,795	TWD	157,173	$0	$(62)
	05/2025	CAD	19,129		$13,449	136	0
	05/2025	IDR	6,261,088		377	2	0
	05/2025	PEN	310		82	0	(2)
	05/2025		$441	IDR	7,325,777	0	(2)
	06/2025	CLP	1,176,616		$1,254	16	0
	06/2025	CNH	3,283		453	0	(1)
	06/2025	COP	5,674,140		1,338	0	(4)
	06/2025	KRW	6,345,949		4,416	94	0
	06/2025	PEN	2,170		592	3	0
	06/2025		$291	CNH	2,099	0	0
	07/2025	TWD	59,938		$1,842	27	0
	07/2025		$3,506	BRL	20,479	15	(1)
	08/2025	PEN	3,699		$991	0	(13)
	08/2025	TWD	66,293		2,034	21	0

DUB	04/2025	CAD	16		11	0	0
	04/2025	DKK	99		14	0	0
	04/2025	EUR	152		166	1	0
	04/2025	ILS	2,690		740	16	0
	04/2025	JPY	58,900		400	8	0
	04/2025	SGD	32		24	0	0
	04/2025		$1,602	IDR	26,545,965	0	(10)
	04/2025		196	INR	16,842	1	0
	04/2025		86	SGD	115	0	0
	05/2025	IDR	784,640		$47	0	0
	05/2025	PEN	678		178	0	(6)
	05/2025	SGD	115		86	0	0
	05/2025		$14	DKK	99	0	0
	06/2025	KRW	4,453,673		$3,099	66	0

FAR	04/2025	BRL	3,203		558	0	(4)
	04/2025	CHF	5,246		5,885	0	(44)
	04/2025	ILS	2,739		754	18	0
	04/2025	JPY	186,068		1,236	0	(5)
	04/2025		$558	BRL	3,203	4	0
	04/2025		26	DKK	182	1	0
	04/2025		745	JPY	111,230	0	(4)
	04/2025		65	TWD	2,145	0	(1)
	05/2025		575	CNH	4,147	0	(3)
	05/2025		1,236	JPY	185,442	5	0
	06/2025		558	BRL	3,244	4	0
	06/2025		565	PLN	2,186	0	(2)
	07/2025	CNH	4,131		$575	2	0

GLM	04/2025	BRL	61,995		10,873	62	(52)
	04/2025	CAD	260		181	0	0
	04/2025	DKK	9,600		1,419	28	0
	04/2025	IDR	10,851,617		654	2	0
	04/2025	KRW	228,943		156	1	0
	04/2025	PEN	204		54	0	(2)
	04/2025	TRY	298		7	0	0
	04/2025		$10,746	BRL	61,995	118	0
	04/2025		1,099	IDR	18,084,742	0	(14)
	04/2025		90	KRW	131,547	0	(1)
	05/2025	CNH	4,117		$562	0	(6)
	05/2025	IDR	3,008,496		180	0	0
	05/2025		$654	IDR	10,861,419	0	(3)
	06/2025		808	CNH	5,842	2	(2)
	06/2025		156	KRW	228,112	0	(1)
	06/2025		106	PLN	410	0	(1)
	07/2025	TWD	6,015		$185	3	0
	07/2025		$21	TWD	675	0	0
	09/2025	PEN	1,555		$424	3	0
	10/2025	BRL	9,900		1,633	0	(28)

IND	04/2025	DKK	192		28	0	0
	05/2025		$28	DKK	192	0	0

JPM	04/2025	BRL	48,491		$8,323	1	(175)
	04/2025	IDR	1,357,263		82	1	0
	04/2025	ILS	2,803		770	16	0
	04/2025	JPY	86,780		577	0	(1)
	04/2025	SGD	34		26	0	0
	04/2025	TRY	574		14	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	TWD	20,105		$613	$8	$0
	04/2025		$8,447	BRL	48,491	50	0
	04/2025		28,330	EUR	26,265	71	0
	04/2025		229	IDR	3,755,134	0	(3)
	04/2025		314	INR	27,066	3	0
	04/2025		801	JPY	119,368	0	(5)
	04/2025		66	KRW	96,502	0	0
	04/2025		2,242	TWD	73,667	0	(24)
	04/2025	ZAR	3,852		$211	1	0
	05/2025	CNH	4,401		603	0	(5)
	05/2025	EUR	26,265		28,376	0	(71)
	05/2025	IDR	2,040,812		123	1	0
	05/2025		$2,112	CNH	15,308	3	(2)
	05/2025		177	JPY	26,690	1	0
	06/2025	CNH	1,793		$246	0	(2)
	06/2025	MXN	100,829		4,886	9	0
	06/2025		$8,026	BRL	47,386	173	0
	06/2025		304	MXN	6,250	0	(2)
	06/2025		1,701	PLN	6,591	3	(7)
	06/2025		68	TRY	2,704	0	(2)
	07/2025	CNH	7,827		$1,085	1	(1)
	07/2025	TWD	34,973		1,075	16	0
	07/2025		$244	BRL	1,428	1	0
	08/2025	CNH	7,411		$1,027	0	(3)
	08/2025	TWD	58,442		1,789	14	0

MBC	04/2025	CHF	356		402	0	0
	04/2025	DKK	5		1	0	0
	04/2025	EUR	148		161	1	0
	04/2025	SGD	293		220	1	0
	04/2025	TRY	9,154		237	4	0
	04/2025	TWD	30,656		948	24	0
	04/2025		$8,331	CHF	7,359	0	(12)
	04/2025		301	EUR	277	0	(1)
	04/2025		561	GBP	434	0	(1)
	04/2025		991	INR	85,746	10	0
	04/2025		997	JPY	149,000	0	(3)
	04/2025		996	TWD	32,727	0	(11)
	04/2025	ZAR	7,259		$397	2	0
	05/2025	CHF	7,333		8,331	12	0
	05/2025	CNH	7,299		1,006	0	(1)
	05/2025	IDR	1,206,995		73	0	0
	05/2025		$1,041	CNH	7,550	1	(1)
	05/2025		1	DKK	5	0	0
	06/2025	KRW	1,172,739		$815	16	0
	06/2025		$570	PLN	2,201	0	(4)
	07/2025	CNH	3,752		$521	1	0
	07/2025	TWD	16,831		516	7	0
	08/2025	CNH	6,659		925	1	(2)
	08/2025	TWD	15,698		480	3	0

MYI	04/2025	CAD	16,363		11,495	124	0
	04/2025	DKK	10,200		1,506	28	0
	04/2025	SGD	123		92	0	0
	04/2025		$4,382	DKK	29,315	0	(133)
	04/2025		229	TWD	7,498	0	(4)
	04/2025		916	ZAR	16,737	0	(4)
	05/2025	IDR	1,160,223		$70	0	0
	06/2025	CNH	1,920		265	0	(1)
	06/2025		$130	PLN	516	3	0

NGF	06/2025	KRW	1,386,882		$973	29	0

SCX	04/2025	JPY	36,317		245	3	0
	04/2025	PEN	2,306		607	0	(21)
	04/2025	TWD	16,085		496	11	0
	04/2025		$690	IDR	11,281,158	0	(13)
	04/2025		66	KRW	96,399	0	(1)
	04/2025		288	TWD	9,468	0	(3)
	05/2025	CNH	6,236		$865	4	0
	05/2025	IDR	471,284		28	0	0
	05/2025		$57	JPY	8,499	0	0
	06/2025	CNH	731		$101	0	(1)

40	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	PEN	3,709		$994	$0	$(13)
	08/2025	TWD	9,390		288	3	0

SSB	04/2025	GBP	3,692		4,674	0	(96)
	04/2025	PEN	6,536		1,720	0	(58)
	04/2025		$3,715	GBP	2,873	0	(4)
	05/2025	GBP	2,873		$3,715	4	0
	05/2025	PEN	1,414		373	0	(12)

UAG	04/2025	DKK	9,500		1,401	24	0
	04/2025	IDR	1,281,157		77	0	0
	04/2025		$77	IDR	1,281,157	0	0
	04/2025		735	JPY	109,364	0	(6)
	05/2025		77	IDR	1,282,959	0	0
	06/2025	PLN	1,594		$408	0	(2)
	06/2025		$182	PLN	701	0	(1)

Total Forward Foreign Currency Contracts						$1,876	$(2,579)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	52,000	$ 250	$205

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	9,600	2	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	11,200	4	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	4,000	2	0

Total Purchased Options							$258	$206

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	600	$(1)	$(1)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	700	(1)	(1)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	1,300	(2)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	1,300	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,200	(1)	(1)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	600	(1)	(1)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	500	(1)	(1)

						$ (8)	$ (7)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	200	$0	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	200	0	0

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	52,000	(93)	(59)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	52,000	(155)	(110)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	200	(1)	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	200	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	200	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	400	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	400	(1)	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535%	04/10/2025	600	$(2)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	400	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	400	(2)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	200	(1)	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	200	(1)	0

							$(284)	$(195)

Total Written Options							$(292)	$(202)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Soft Bank Group, Inc.	1.000%	Quarterly	06/20/2026	1.326%	$100	$(1)	$0	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	345	$(85)	$58	$0	$(27)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	1,673	325	6	331	0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		2,363	467	0	467	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		1,083	216	(2)	214	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		11,518	2,373	(94)	2,279	0

							$3,296	$(32)	$3,291	$(27)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	1,323	5.030% (FEDL01 plus a specified spread)	Monthly	07/16/2025	$16,353	$0	$70	$70	$0
	Pay	S&P 500 Total Return Index	203	5.030% (FEDL01 plus a specified spread)	Monthly	08/06/2025	2,509	0	10	10	0
	Pay	S&P 500 Total Return Index	8,613	5.290% (FEDL01 plus a specified spread)	Maturity	01/21/2026	111,607	0	7,244	7,244	0
	Pay	S&P 500 Total Return Index	1,650	5.070%	Monthly	03/11/2026	20,394	0	54	54	0

BPS	Pay	S&P 500 Total Return Index	10,568	5.090% (FEDL01 plus a specified spread)	Maturity	10/01/2025	127,510	0	840	840	0

CBK	Receive	ERAUSLT Index	15,547	4.990% (FEDL01 plus a specified spread)	Monthly	04/09/2025	9,182	0	(39)	0	(39)

FAR	Pay	S&P 500 Total Return Index	1,054	5.030% (FEDL01 plus a specified spread)	Monthly	07/16/2025	13,028	0	18	18	0

JPM	Pay	S&P 500 Total Return Index	167	5.040% (FEDL01 plus a specified spread)	Monthly	08/06/2025	2,064	0	9	9	0
	Pay	S&P 500 Total Return Index	10,420	5.110% (FEDL01 plus a specified spread)	Monthly	08/06/2025	128,793	0	543	543	0

42	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	ERAUSLT Index	186,464	5.030% (FEDL01 plus a specified spread)	Monthly	10/01/2025	$110,120	$0	$(450)	$0	$(450)
	Receive	ERAUSLT Index	415,702	5.280% (FEDL01 plus a specified spread)	Maturity	01/21/2026	249,742	0	(9,013)	0	(9,013)
	Pay	S&P 500 Total Return Index	2,387	5.110% (FEDL01 plus a specified spread)	Monthly	02/04/2026	29,504	0	129	129	0
	Pay	S&P 500 Total Return Index	1,165	4.990% (FEDL01 plus a specified spread)	Monthly	04/01/2026	14,400	0	0	0	0

MYI	Receive	ERAUSLT Index	102,848	4.950% (FEDL01 plus a specified spread)	Monthly	05/07/2025	60,739	0	(223)	0	(223)
	Receive	ERAUSLT Index	67,894	4.960%	Monthly	06/04/2025	40,096	0	(87)	0	(87)

								$0	$(895)	$8,917	$(9,812)

Total Swap Agreements								$3,295	$(927)	$12,208	$(9,840)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$91	$0	$0	$91	$(115)	$0	$0	$(115)	$(24)	$0	$(24)
BOA	5	0	7,709	7,714	(32)	0	(27)	(59)	7,655	(9,482)	(1,827)
BPS	221	0	1,307	1,528	(1,018)	(1)	0	(1,019)	509	(896)	(387)
BRC	6	205	0	211	(98)	(171)	0	(269)	(58)	0	(58)
BSH	85	0	0	85	(47)	0	0	(47)	38	0	38
CBK	434	1	0	435	(368)	(1)	(39)	(408)	27	631	658
DUB	92	0	0	92	(16)	0	0	(16)	76	0	76
FAR	34	0	18	52	(63)	(6)	0	(69)	(17)	0	(17)
GLM	219	0	0	219	(110)	(13)	0	(123)	96	0	96
GST	0	0	214	214	0	(5)	(1)	(6)	208	(260)	(52)
JPM	373	0	2,960	3,333	(303)	(1)	(9,463)	(9,767)	(6,434)	4,110	(2,324)
MBC	83	0	0	83	(36)	0	0	(36)	47	0	47
MYC	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
MYI	155	0	0	155	(142)	0	(310)	(452)	(297)	3,170	2,873
NGF	29	0	0	29	0	(1)	0	(1)	28	0	28
RBC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
SCX	21	0	0	21	(52)	0	0	(52)	(31)	0	(31)
SSB	4	0	0	4	(170)	0	0	(170)	(166)	0	(166)
UAG	24	0	0	24	(9)	0	0	(9)	15	0	15

Total Over the Counter	$1,876	$206	$12,208	$14,290	$(2,579)	$(202)	$(9,840)	$(12,621)

(l)

Securities with an aggregate market value of $7,911 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7
Swap Agreements	0	3	0	0	257	260

	$0	$3	$0	$0	$264	$267

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,876	$0	$1,876
Purchased Options	0	0	0	0	206	206
Swap Agreements	0	3,291	8,917	0	0	12,208

	$0	$3,291	$8,917	$1,876	$206	$14,290

	$0	$3,294	$8,917	$1,876	$470	$14,557

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11	$11
Futures	0	0	0	0	80	80
Swap Agreements	0	2	0	0	358	360

	$0	$2	$0	$0	$449	$451

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,579	$0	$2,579
Written Options	0	7	0	0	195	202
Swap Agreements	0	28	9,812	0	0	9,840

	$0	$35	$9,812	$2,579	$195	$12,621

	$0	$37	$9,812	$2,579	$644	$13,072

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$71	$71
Futures	0	0	0	0	669	669
Swap Agreements	0	696	0	0	3,948	4,644

	$0	$696	$0	$0	$4,688	$5,384

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,885	$0	$4,885
Purchased Options	0	0	0	0	(59)	(59)
Written Options	0	0	0	0	382	382
Swap Agreements	0	169	(29,599)	0	0	(29,430)

	$0	$169	$(29,599)	$4,885	$323	$(24,222)

	$0	$865	$(29,599)	$4,885	$5,011	$(18,838)

44	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(5)	$(5)
Futures	0	0	0	0	466	466
Swap Agreements	0	(236)	0	0	(6,148)	(6,384)

	$0	$(236)	$0	$0	$(5,687)	$(5,923)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,844)	$0	$(1,844)
Purchased Options	0	0	0	0	(93)	(93)
Written Options	0	1	0	0	60	61
Swap Agreements	0	(103)	(13,714)	0	0	(13,817)

	$0	$(102)	$(13,714)	$(1,844)	$(33)	$(15,693)

	$0	$(338)	$(13,714)	$(1,844)	$(5,720)	$(21,616)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,057	$0	$27,057
Industrials	0	4,938	0	4,938
Utilities	0	6,381	0	6,381
Municipal Bonds & Notes
Illinois	0	233	0	233
U.S. Government Agencies	0	271,712	0	271,712
U.S. Treasury Obligations	0	38,502	0	38,502
Non-Agency Mortgage-Backed Securities	0	43,737	0	43,737
Asset-Backed Securities
Automobile ABS Other	0	3,206	0	3,206
Automobile Sequential	0	18,838	0	18,838
CMBS Other	0	14,851	0	14,851
Home Equity Other	0	49,746	0	49,746
Whole Loan Collateral	0	6,111	0	6,111
Other ABS	0	43,672	0	43,672
Sovereign Issues	0	33,016	0	33,016
Short-Term Instruments
Commercial Paper	0	25,359	0	25,359
Mutual Funds	0	533	0	533
Repurchase Agreements	0	130,300	0	130,300
U.S. Treasury Bills	0	2,675	0	2,675

	$0	$720,867	$0	$720,867

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,763	$0	$0	$29,763

Total Investments	$29,763	$720,867	$0	$750,630

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,388)	$0	$(18,388)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	266	0	267
Over the counter	0	14,290	0	14,290

	$1	$14,556	$0	$14,557

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(437)	0	(449)
Over the counter	0	(12,594)	(27)	(12,621)

	$(12)	$(13,031)	$(27)	$(13,070)

Total Financial Derivative Instruments	$(11)	$1,525	$(27)	$1,487

Totals	$29,752	$704,004	$(27)	$733,729

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	45

Schedule of Investments	PIMCO RAE PLUS EMG Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 163.1%

CORPORATE BONDS & NOTES 5.8%

BANKING & FINANCE 3.9%

American Express Co.
5.284% due 07/26/2035 •		$600	$600

Bank of Nova Scotia
5.450% due 08/01/2029		700	719

Barclays PLC
4.837% due 09/10/2028 •		100	100
6.224% due 05/09/2034 •		500	521

Equinix, Inc.
1.550% due 03/15/2028		200	184

Extra Space Storage LP
5.400% due 06/15/2035		100	100

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		200	191
5.800% due 03/05/2027		200	201
5.800% due 03/08/2029		200	198

Goldman Sachs Group, Inc.
6.208% due 03/15/2028 •		200	204

GSPA Monetization Trust
6.422% due 10/09/2029		464	465

Host Hotels & Resorts LP
5.500% due 04/15/2035		100	98

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	203

Jackson National Life Global Funding
5.600% due 04/10/2026		500	505

JPMorgan Chase & Co.
3.782% due 02/01/2028 •		100	99
5.040% due 01/23/2028 •		200	202

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		200	205

Morgan Stanley
4.654% due 10/18/2030 •		100	99
5.320% due 07/19/2035 •		100	100

Prologis LP
4.200% due 02/15/2033	CAD	100	70
5.000% due 01/31/2035		$100	99

Royal Bank of Canada
4.969% due 08/02/2030 •		600	604

UBS Group AG
4.751% due 05/12/2028 •		500	500

VICI Properties LP
4.750% due 02/15/2028		200	200

Wells Fargo & Co.
2.393% due 06/02/2028 •		800	764

			7,231

INDUSTRIALS 0.6%

Energy Transfer LP
5.700% due 04/01/2035		100	101

Occidental Petroleum Corp.
5.550% due 10/01/2034		700	684

T-Mobile USA, Inc.
4.200% due 10/01/2029		200	197

United Airlines Pass-Through Trust
5.450% due 08/15/2038		99	100

			1,082

UTILITIES 1.3%

Edison International
6.250% due 03/15/2030		100	101

Eversource Energy
5.850% due 04/15/2031		500	520

Pacific Gas & Electric Co.
5.282% due 09/04/2025 •		900	900

San Diego Gas & Electric Co.
5.350% due 04/01/2053		100	94

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Edison Co.
4.650% due 10/01/2043	$100	$84
4.875% due 02/01/2027	100	100
5.150% due 06/01/2029	400	403
5.350% due 03/01/2026	100	100

		2,302

Total Corporate Bonds & Notes (Cost $10,514)		10,615

MUNICIPAL BONDS & NOTES 0.0%

NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	65	72

Total Municipal Bonds & Notes (Cost $65)		72

U.S. GOVERNMENT AGENCIES 58.5%

Fannie Mae
2.242% due 01/25/2031 ~(a)	2,287	143
4.202% due 10/01/2029 ~	1,000	994
4.300% due 12/01/2029	702	700
4.705% due 09/01/2031 •	2,000	2,022
4.720% due 10/01/2028	500	508
4.770% due 10/01/2028	600	610
4.804% due 07/25/2037 •	7	7
4.834% due 07/25/2037 •	16	16
4.854% due 09/25/2035 •	27	26
4.930% due 06/01/2029	400	409
5.174% due 06/25/2037 •	107	107
5.290% due 11/25/2054 •	783	782
5.300% due 11/01/2030	900	935

Freddie Mac
3.000% due 09/01/2032	498	482
5.013% due 07/15/2041 •	82	81
5.163% due 08/15/2037 •	101	101
5.173% due 10/15/2037 •	14	14
5.183% due 05/15/2037 - 09/15/2037 •	111	112
5.280% due 11/25/2054 •	694	695
5.440% due 11/25/2054 •	828	826
5.490% due 12/25/2054 •	1,015	1,020

Ginnie Mae
4.787% due 08/20/2047 •	381	370

Ginnie Mae, TBA
5.000% due 04/01/2055	2,240	2,204

U.S. Small Business Administration
6.220% due 12/01/2028	2	2

Uniform Mortgage-Backed Security
3.000% due 01/01/2027	51	51
4.500% due 10/01/2052	4,154	3,978
5.000% due 08/01/2052 - 12/01/2053	5,251	5,162
5.500% due 04/01/2054 - 05/01/2054	3,811	3,808

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	4,600	3,986
4.000% due 05/01/2055	14,200	13,212
4.500% due 05/01/2055	3,100	2,964
5.000% due 04/01/2055	5,300	5,195
5.500% due 05/01/2055	2,600	2,595
6.000% due 06/01/2055	18,260	18,511
6.500% due 06/01/2055	33,710	34,704

Total U.S. Government Agencies (Cost $106,756)		107,332

U.S. TREASURY OBLIGATIONS 1.3%

U.S. Treasury Bonds
4.625% due 05/15/2044	2,400	2,409

Total U.S. Treasury Obligations (Cost $2,403)		2,409

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.3%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	308	274

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	592	$767

Banc of America Funding Trust
4.999% due 02/20/2035 ~		$22	19

Banc of America Mortgage Trust
5.432% due 06/25/2035 ~		12	10

BDS Ltd.
5.871% due 10/21/2042 •		900	899

Bear Stearns ALT-A Trust
4.755% due 08/25/2036 •		937	825

BX Trust
6.159% due 01/17/2039 •		1,000	988

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		786	787
6.300% due 03/25/2036 ~		53	53

Colony Mortgage Capital Ltd.
5.808% due 11/15/2038 ~		930	919

Countrywide Alternative Loan Trust
4.835% due 05/25/2036 ~		203	174

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 07/25/2036		820	407
6.248% due 02/20/2036 •		6	6
6.500% due 12/25/2037		1,263	512

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 •		708	416

Downey Savings & Loan Association Mortgage Loan Trust
5.251% due 09/19/2044 •		65	59

First Horizon Mortgage Pass-Through Trust
5.269% due 10/25/2035 ~		165	152

GCAT Trust
6.007% due 01/25/2059 þ		432	434

GSR Mortgage Loan Trust
6.697% due 09/25/2035 •		6	6

HarborView Mortgage Loan Trust
4.931% due 01/19/2036 •		1,462	953
5.114% due 06/20/2035 ~		282	269

HomeBanc Mortgage Trust
5.055% due 03/25/2035 •		334	267

Impac CMB Trust
5.075% due 03/25/2035 ~		234	226

IndyMac INDX Mortgage Loan Trust
4.955% due 06/25/2035 •		89	72

JP Morgan Mortgage Trust
5.487% due 08/25/2035 •		50	44
5.750% due 01/25/2036		10	5

Lehman Mortgage Trust
5.085% due 11/25/2036 •		1,007	474

Lehman XS Trust
4.885% due 08/25/2046 •		1,246	1,274

Merrill Lynch Mortgage Investors Trust
5.312% due 09/25/2035 •		73	58

Merrion Square Residential
3.473% due 03/24/2081 •	EUR	792	850

Morgan Stanley Mortgage Loan Trust
3.647% due 07/25/2035 •		$186	165
6.815% due 06/25/2036 þ		2,898	820

New York Mortgage Trust
5.250% due 07/25/2062 þ		477	475

Prime Mortgage Trust
6.000% due 06/25/2036		1	1

Residential Accredit Loans, Inc. Trust
4.795% due 09/25/2036 •		778	713
4.935% due 08/25/2035 •		1,358	938
5.388% due 12/25/2035 •		1,123	988

Residential Asset Securitization Trust
6.000% due 03/25/2037		2,834	877

Sequoia Mortgage Trust
4.994% due 07/20/2034 •		261	259

Structured Adjustable Rate Mortgage Loan Trust
6.735% due 12/25/2037 •		1,265	1,064

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	412	534

46	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinity Square PLC
5.470% due 07/15/2059 ~	GBP	426	$551

Verus Securitization Trust
6.218% due 06/25/2069 þ		$425	430

WaMu Mortgage Pass-Through Certificates Trust
3.474% due 01/25/2037 ~		143	122
4.142% due 12/25/2036 ~		83	74
4.200% due 02/25/2037 ~		369	342
4.640% due 06/25/2037 ~		672	597
6.135% due 10/25/2046 •		1,608	1,502
6.135% due 11/25/2046 ~		1,385	1,221

Washington Mutual Mortgage Pass-Through Certificates Trust
3.928% due 09/25/2036 þ		2,191	588

Total Non-Agency Mortgage-Backed Securities (Cost $28,093)			24,460

ASSET-BACKED SECURITIES 27.2%

AUTOMOBILE ABS OTHER 0.3%

Carvana Auto Receivables Trust
5.050% due 05/12/2031		500	502

Westlake Automobile Receivables Trust
5.019% due 10/15/2026 •		48	48

			550

AUTOMOBILE SEQUENTIAL 6.4%

Ally Auto Receivables Trust
5.460% due 05/15/2028		500	504

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		248	249

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		400	411

BMW Vehicle Owner Trust
5.470% due 02/25/2028		472	475

CarMax Auto Owner Trust
5.300% due 03/15/2027		385	386
5.340% due 08/16/2027		305	306

Carvana Auto Receivables Trust
4.680% due 02/10/2028		600	601
5.420% due 04/10/2028		318	319
5.770% due 04/12/2027		68	68
6.360% due 04/12/2027		24	24
6.410% due 09/10/2027		100	101

Chase Auto Owner Trust
5.480% due 04/26/2027		231	232

Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	101
5.430% due 10/15/2026		73	73

Drive Auto Receivables Trust
5.830% due 12/15/2026		36	36

DT Auto Owner Trust
6.290% due 08/16/2027		142	143

Exeter Automobile Receivables Trust
5.820% due 02/15/2027		169	169
6.320% due 03/15/2027		144	144

Fifth Third Auto Trust
5.800% due 11/16/2026		41	41

FIRST HELP FINANCIAL LLC
6.570% due 06/15/2028		231	234

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		192	194

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		159	159
5.770% due 06/15/2027		235	236
6.040% due 03/15/2027		63	63

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	304
6.270% due 08/16/2027		143	144

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028		300	302
5.450% due 06/16/2028		500	504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hertz Vehicle Financing LLC
5.440% due 01/25/2029	$900	$913
5.490% due 06/25/2027	700	705

Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	505
5.290% due 04/15/2027	289	290
5.480% due 04/17/2028	500	504

Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	168	168
5.380% due 11/25/2030	95	95
7.130% due 01/26/2032	281	283

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	500	503

SBNA Auto Lease Trust
5.450% due 01/20/2026	106	106

SCCU Auto Receivables Trust
5.700% due 10/16/2028	500	506

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	153	154

Veros Auto Receivables Trust
7.120% due 11/15/2028	115	115

Westlake Automobile Receivables Trust
5.960% due 10/15/2026	56	56
6.230% due 01/15/2027	356	357

		11,783

CMBS OTHER 3.3%

Arbor Realty Commercial Real Estate Notes Ltd.
5.799% due 01/15/2037 •	322	323

AREIT Trust
5.597% due 01/20/2037 •	426	424

LoanCore Issuer Ltd.
5.734% due 11/15/2038 ~	506	507

M360 Ltd.
5.934% due 11/22/2038 ~	193	190

MF1 LLC
5.884% due 02/18/2040 •	1,000	998
6.467% due 06/19/2037 ~	1,384	1,384
6.952% due 09/17/2037 •	422	422

MF1 Ltd.
5.511% due 10/16/2036 ~	375	375
5.531% due 07/16/2036 •	172	172

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •	1,122	1,119

		5,914

CREDIT CARD BULLET 1.1%

American Express Credit Account Master Trust
4.870% due 05/15/2028	500	503

Bank of America Credit Card Trust
4.790% due 05/15/2028	500	502

Synchrony Card Funding LLC
4.930% due 07/15/2030	1,000	1,014

		2,019

HOME EQUITY OTHER 5.3%

Countrywide Asset-Backed Certificates Trust
4.915% due 04/25/2037 ~	620	543

Fremont Home Loan Trust
4.575% due 01/25/2037 ~	1,888	987

GSAA Home Equity Trust
4.835% due 03/25/2037 •	4,629	1,285
5.995% due 03/25/2046 •	4,318	1,581

IXIS Real Estate Capital Trust
4.835% due 03/25/2036 •	587	307

MASTR Specialized Loan Trust
5.560% due 11/25/2035 •	1,553	1,482

Morgan Stanley ABS Capital, Inc. Trust
4.515% due 11/25/2036 •	1,250	705
4.615% due 03/25/2037 •	2,948	1,254

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Option One Mortgage Loan Trust
4.655% due 05/25/2037 •		$1,311	$790

RCKT Mortgage Trust
6.147% due 06/25/2044 þ		439	443

Securitized Asset-Backed Receivables LLC Trust
4.915% due 07/25/2036 •		962	377

			9,754

WHOLE LOAN COLLATERAL 2.4%

Citigroup Mortgage Loan Trust
7.250% due 05/25/2036 þ		891	446

GSRPM Mortgage Loan Trust
5.785% due 03/25/2035 •		3,189	3,395

Specialty Underwriting & Residential Finance Trust
4.735% due 09/25/2037 •		881	602

			4,443

OTHER ABS 8.4%

37 Capital CLO Ltd.
5.582% due 10/15/2034 ~		500	500
5.592% due 07/15/2034 ~		1,000	1,000

AIMCO CLO
5.553% due 10/17/2034 ~		500	500

Anchorage Credit Funding Ltd.
3.000% due 01/21/2040		300	280
3.928% due 04/25/2038		300	291

Arbour CLO DAC
3.706% due 11/15/2037 •	EUR	800	867

Bain Capital Credit CLO Ltd.
5.538% due 07/16/2034 •		$500	499

BHG Securitization Trust
5.930% due 10/17/2035		923	925

BlueMountain CLO Ltd.
5.644% due 07/15/2031 •		270	270

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •		600	603

Carval CLO Ltd.
5.538% due 07/16/2031 •		929	929

CBAM Ltd.
5.584% due 04/17/2031 •		382	382

CQS U.S. CLO Ltd.
5.493% due 01/20/2035 ~		900	905

CRB Securitization Trust
6.960% due 10/20/2033		189	191

Henley CLO DAC
3.663% due 04/25/2034 •	EUR	500	541

Invesco Euro CLO DAC
3.725% due 10/30/2038 •		500	540

Jamestown CLO Ltd.
5.570% due 07/25/2035 •		$500	500

Marlette Funding Trust
5.950% due 11/15/2032		58	58

Nelnet Student Loan Trust
6.544% due 02/20/2041 •		180	184
6.640% due 02/20/2041		180	186

Northwoods Capital Ltd.
5.565% due 11/13/2031 ~		714	714

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •		500	499

Palmer Square European Loan Funding DAC
3.690% due 05/15/2034 •	EUR	700	760
4.446% due 05/15/2034 •		1,000	1,085

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		$600	600

TCW CLO Ltd.
5.622% due 08/16/2034 •		500	499

Theorem Funding Trust
6.060% due 12/15/2028		54	54

Tralee CLO Ltd.
5.520% due 10/25/2032 •		967	966

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	47

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Upstart Securitization Trust
5.500% due 06/20/2032		$88	$88

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		36	36

			15,452

Total Asset-Backed Securities (Cost $54,974)			49,915

SOVEREIGN ISSUES 10.0%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	505,000	506

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (e)	BRL	25,400	4,154

Colombian TES
6.000% due 04/28/2028	COP	2,437,400	518

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	3,300	141

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	4,548	194
3.000% due 12/03/2026 (f)		19,370	911
4.000% due 11/30/2028 (f)		1,853	88
4.000% due 08/24/2034 (f)		19,539	890
8.500% due 03/01/2029		8,800	425

Peru Government International Bond
5.400% due 08/12/2034	PEN	3,300	820
6.150% due 08/12/2032		11,200	3,063
6.900% due 08/12/2037		1,100	296
6.950% due 08/12/2031		700	204
7.300% due 08/12/2033		1,200	345
7.600% due 08/12/2039		200	56

Province of Quebec
4.450% due 09/01/2034	CAD	2,500	1,855

Republic of Poland Government International Bond
4.750% due 07/25/2029	PLN	2,300	582

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	5,900	286
8.000% due 01/31/2030		8,600	449
8.250% due 03/31/2032		3,400	171
8.500% due 01/31/2037		4,900	222
9.000% due 01/31/2040		18,500	834

Saudi Government International Bond
5.625% due 01/13/2035		$1,000	1,029

Turkey Government International Bond
45.031% due 08/19/2026 ~	TRY	100	3
45.031% due 05/17/2028 ~		9,500	237

Total Sovereign Issues (Cost $18,165)			18,279

		SHARES
COMMON STOCKS 1.4%

COMMUNICATION SERVICES 0.0%

Verizon Communications, Inc.		371	17

Walt Disney Co.		371	36

			53

CONSUMER DISCRETIONARY 0.2%

Amazon.com, Inc. (c)		371	71

Home Depot, Inc.		371	136

McDonald’s Corp.		371	116

NIKE, Inc. ‘B’		371	23

			346

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.1%

Coca-Cola Co.	371	$27

Procter & Gamble Co.	371	63

Walmart, Inc.	371	32

		122

ENERGY 0.0%

Chevron Corp.	371	62

FINANCIALS 0.3%

American Express Co.	371	100

Goldman Sachs Group, Inc.	371	203

JPMorgan Chase & Co.	371	91

Travelers Cos., Inc.	371	98

Visa, Inc. ‘A’	371	130

		622

HEALTH CARE 0.2%

Amgen, Inc.	371	116

Johnson & Johnson	371	62

Merck & Co., Inc.	371	33

UnitedHealth Group, Inc.	371	194

		405

INDUSTRIALS 0.2%

3M Co.	371	55

Boeing Co. (c)	371	63

Caterpillar, Inc.	371	122

Honeywell International, Inc.	371	79

		319

INFORMATION TECHNOLOGY 0.3%

Apple, Inc.	371	83

Cisco Systems, Inc.	371	23

International Business Machines Corp.	371	92

Microsoft Corp.	371	139

NVIDIA Corp.	371	40

Salesforce, Inc.	371	100

		477

MATERIALS 0.1%

Sherwin-Williams Co.	371	129

Total Common Stocks (Cost $2,247)		2,535

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 45.6%

COMMERCIAL PAPER 5.6%

Alimentation Couche-Tard, Inc.
4.650% due 04/10/2025	$980	979

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadcom, Inc.
4.560% due 04/10/2025	$850	$849

Canadian Natural Resources Ltd.
4.950% due 04/25/2025	940	937

Conagra Brands, Inc.
4.800% due 04/04/2025	920	920

Constellation Brands, Inc.
4.800% due 04/21/2025	970	967

Crown Castle, Inc.
4.810% due 04/08/2025	940	939

Global Payments, Inc.
5.000% due 04/07/2025	910	909

Intel Corp.
4.600% due 04/02/2025	930	930

International Flavors & Fragrances, Inc.
4.950% due 04/11/2025	940	939

Jabil, Inc.
4.810% due 04/11/2025 (b)	370	369
4.820% due 04/11/2025	560	559

Jones Lang LaSalle Finance BV
4.660% due 04/15/2025	930	928

		10,225

REPURCHASE AGREEMENTS (g) 36.9%
		67,700

U.S. TREASURY BILLS 3.1%
4.295% due 04/10/2025 - 05/29/2025 (d)(e)(j)	5,683	5,669

Total Short-Term Instruments (Cost $83,595)		83,594

Total Investments in Securities (Cost $306,812)		299,211

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	3,336	32

Total Short-Term Instruments (Cost $32)		32

Total Investments in Affiliates (Cost $32)		32

Total Investments 163.1% (Cost $306,844)		$299,243

Financial Derivative Instruments (h)(i) (0.7)% (Cost or Premiums, net $3,389)		(1,205)

Other Assets and Liabilities, net (62.4)%		(114,541)

Net Assets 100.0%		$183,497

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

48	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.420%	03/31/2025	04/01/2025	$11,000	U.S. Treasury Bonds 4.750% due 02/15/2041	$(11,213)	$11,000	$11,001
JPS	4.440	03/31/2025	04/01/2025	14,900	U.S. Treasury Notes 4.625% due 02/28/2026	(15,198)	14,900	14,902
SAL	4.380	03/31/2025	04/01/2025	10,700	U.S. Treasury Notes 4.125% due 01/31/2027	(10,920)	10,700	10,701
	4.380	04/01/2025	04/02/2025	31,000	U.S. Treasury Notes 3.875% due 12/31/2027	(31,654)	31,000	31,000
	4.410	04/01/2025	04/02/2025	100	U.S. Treasury Notes 3.375% due 09/15/2027	(102)	100	100

Total Repurchase Agreements						$(69,087)	$67,700	$67,704

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.5)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$9,200	$(8,257)	$(8,293)

Total Short Sales (4.5)%				$(8,257)	$(8,293)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$11,001	$0	$0	$11,001	$(11,213)	$(212)
JPS	14,902	0	0	14,902	(15,198)	(296)
SAL	41,801	0	0	41,801	(42,676)	(875)

Total Borrowings and Other Financing Transactions	$67,704	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(71) at a weighted average interest rate of 5.194%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	49

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	3	$3	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	2	2	0	0
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	4	4	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	3	3	(1)	(2)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	2	2	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	4	4	(1)	(1)

Total Written Options					$(5)	$(5)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	35	$7,251	$45	$0	$0
U.S. Treasury 10-Year Note June Futures	06/2025	245	27,249	373	4	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	60	6,848	150	6	0

				$568	$10	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Mini MSCI Emerging Markets Index June Futures	06/2025	36	$(1,999)	$(6)	$1	$(15)
U.S. Treasury 5-Year Note June Futures	06/2025	61	(6,598)	(32)	2	0
U.S. Treasury Long-Term Bond June Futures	06/2025	1	(117)	(3)	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	14	(1,712)	(7)	0	(6)

				$(48)	$3	$(21)

Total Futures Contracts				$520	$13	$(21)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.328%	EUR	200	$1	$0	$1	$0	$0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.204		100	1	0	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097	$	400	4	2	6	0	0

							$6	$2	$8	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$	11,910	$(269)	$40	$(229)	$0	$0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		9,100	(182)	14	(168)	0	0

						$(451)	$54	$(397)	$0	$0

50	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	10,300	$(281)	$(24)	$(305)	$45	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	22,590	360	(125)	235	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		8,400	103	107	210	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		11,260	0	76	76	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		800	8	(4)	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		5,820	154	114	268	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,100	9	(15)	(6)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		7,300	934	149	1,083	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		13,600	889	42	931	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,800	135	(98)	37	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		4,140	(17)	55	38	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		120	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		200	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,250	(52)	98	46	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,000	30	26	56	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	43	113	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,970	106	290	396	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	18	13	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,100	96	275	371	0	(15)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	2,156,200	0	15	15	0	(1)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034	EUR	100	0	(1)	(1)	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	51

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month EUR-EURIBOR	2.580%	Annual	08/29/2034	EUR	100	$0	$(1)	$(1)	$0	$(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(2)	(2)	1	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,300	0	(13)	(13)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,900	(21)	86	65	21	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	505,000	0	2	2	0	(1)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,700	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	200	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(4)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(4)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(4)	(4)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	2	2	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(2)	(2)	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		5,340	(228)	14	(214)	23	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,180	180	(2)	178	0	(17)
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	8,300	0	(14)	(14)	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	100	0	0	0	0	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		1,500	0	(19)	(19)	0	(4)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		900	0	(17)	(17)	0	(2)
Receive	CPURNSA	0.000	Maturity	04/04/2029	$	1,670	6	10	16	2	0
Receive	CPURNSA	0.000	Maturity	03/25/2030		2,600	0	13	13	2	0
Receive	CPURNSA	0.000	Maturity	03/27/2030		3,500	0	15	15	3	0
Receive	CPURNSA	0.000	Maturity	08/12/2034		5,600	99	(5)	94	7	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		1,150	24	12	36	1	0

							$2,577	$1,155	$3,732	$120	$(143)

Total Swap Agreements							$2,132	$1,211	$3,343	$120	$(143)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$17	$120	$137		$(5)	$(21)	$(143)	$(169)

Cash of $3,487 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute

52	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $4 for closed futures is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	3,552		$24	$0	$0
	04/2025		$2,911	AUD	4,601	0	(36)
	04/2025		39	JPY	5,816	0	0
	04/2025		37	SGD	49	0	0
	05/2025	AUD	4,601		$2,911	36	0
	05/2025	CNH	1,873		256	0	(3)
	05/2025	SGD	49		37	0	0
	05/2025		$990	CNH	7,169	0	(1)
	05/2025		24	JPY	3,541	0	0
	06/2025	CNH	3,668		$502	0	(6)
	06/2025		$270	CNH	1,950	0	0
	07/2025	CNH	3,568		$495	1	0
	08/2025		3,568		495	0	(1)

BOA	04/2025	EUR	58		63	0	0
	04/2025	IDR	1,417,434		85	0	0
	04/2025	INR	30,928		356	0	(5)
	04/2025	KRW	150,379		103	0	0
	04/2025		$161	IDR	2,666,691	0	(1)
	04/2025		402	INR	34,715	3	0
	04/2025		249	ZAR	4,525	0	(3)
	05/2025	CNH	1,831		$250	0	(3)
	05/2025	IDR	694,690		42	0	0
	05/2025		$278	BRL	1,611	3	0
	05/2025		442	HKD	3,437	0	0
	05/2025		114	INR	9,790	0	0
	06/2025	CNH	2,870		$394	0	(3)
	06/2025		$336	CNH	2,422	0	(1)
	06/2025		103	KRW	149,813	0	(1)
	06/2025		802	PLN	3,098	0	(4)
	08/2025	CNH	1,452		$203	1	0
	08/2025	TWD	73		2	0	0

BPS	04/2025	AUD	836		527	4	0
	04/2025	BRL	4,441		771	0	(8)
	04/2025	CAD	1,074		750	4	0
	04/2025	CZK	3,198		131	0	(7)
	04/2025	EUR	5,418		5,681	0	(177)
	04/2025	GBP	1,211		1,531	0	(34)
	04/2025	IDR	3,750,346		226	1	0
	04/2025	JPY	1,268		8	0	0
	04/2025	KRW	1,464,109		1,000	6	0
	04/2025	TRY	1,937		49	0	0
	04/2025	TWD	86,508		2,631	26	0
	04/2025		$237	AUD	375	0	(3)
	04/2025		774	BRL	4,441	4	0
	04/2025		994	IDR	16,355,166	0	(13)
	04/2025		464	INR	40,330	7	0
	04/2025		384	JPY	57,211	0	(2)
	04/2025		504	KRW	731,167	0	(8)
	04/2025		24	SGD	32	0	0
	04/2025		1,685	TWD	55,354	0	(18)
	04/2025		152	ZAR	2,791	1	0
	04/2025	ZAR	2,365		$129	0	0
	05/2025	BRL	1,342		234	0	0
	05/2025	CNH	6,690		921	0	(3)
	05/2025	HKD	451		58	0	0
	05/2025	IDR	2,046,023		123	0	0
	05/2025	SGD	32		24	0	0
	05/2025	TRY	1,422		37	2	0
	05/2025		$216	GBP	167	0	0
	05/2025		199	IDR	3,310,255	0	(1)
	05/2025		442	INR	37,900	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	53

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$8	JPY	1,264	$0	$0
	06/2025	CNH	3,801		$521	0	(5)
	06/2025	KRW	32,225		23	1	0
	06/2025	PLN	337		87	0	0
	06/2025	TRY	25,447		647	34	0
	06/2025		$697	PLN	2,711	5	(4)
	07/2025	TWD	16,431		$506	8	0
	08/2025	CNH	7,613		1,060	2	0
	08/2025	TWD	38,547		1,180	9	0
	08/2025		$166	CNH	1,192	0	0
	10/2025	BRL	2,000		$334	0	(2)

BRC	04/2025	ILS	2,025		548	3	0
	04/2025	INR	1,205		14	0	0
	04/2025	TRY	3,692		93	0	(2)
	04/2025	TWD	9,098		278	4	0
	04/2025		$221	IDR	3,613,199	0	(4)
	04/2025		14	INR	1,204	0	0
	04/2025		12	MYR	53	0	0
	04/2025		576	TRY	22,233	0	(6)
	04/2025		168	TWD	5,483	0	(3)
	04/2025		105	ZAR	1,922	0	(1)
	05/2025	INR	1,207		$14	0	0
	05/2025	TRY	633		16	0	0
	05/2025		$35	TRY	1,359	0	(1)
	06/2025	CNH	508		$70	0	0
	06/2025	TRY	2,224		53	0	0
	06/2025		$124	PLN	482	0	0
	06/2025		627	TRY	24,771	0	(30)
	07/2025		339		15,409	22	0

BSH	04/2025	AUD	3,813		$2,416	33	0
	04/2025	JPY	102,947		685	0	(1)
	04/2025	PEN	6,718		1,763	0	(65)
	05/2025		$685	JPY	102,601	1	0
	06/2025	PEN	4,510		$1,222	0	(3)
	06/2025		$94	PLN	360	0	(1)

CBK	04/2025	AUD	327		$206	2	0
	04/2025	BRL	9,303		1,628	2	(5)
	04/2025	CAD	279		194	1	0
	04/2025	CHF	768		873	5	0
	04/2025	COP	2,306,358		527	0	(25)
	04/2025	IDR	5,115,744		308	1	0
	04/2025	ILS	910		250	5	0
	04/2025	INR	18,613		217	0	0
	04/2025	PEN	1,505		405	0	(5)
	04/2025	TWD	61,368		1,873	25	0
	04/2025		$1,621	BRL	9,303	9	(1)
	04/2025		5,461	CAD	7,779	0	(55)
	04/2025		554	COP	2,322,138	1	0
	04/2025		412	GBP	318	0	(2)
	04/2025		591	IDR	9,683,842	0	(10)
	04/2025		258	INR	22,111	0	0
	04/2025		22	KRW	32,181	0	0
	04/2025		2,106	TWD	69,005	0	(28)
	05/2025	CAD	7,768		$5,461	55	0
	05/2025	HKD	1,127		145	0	0
	05/2025	IDR	2,504,412		151	1	0
	05/2025		$76	CAD	109	0	0
	05/2025		199	IDR	3,302,032	0	(1)
	05/2025		0	THB	3	0	0
	06/2025	CLP	485,054		$517	7	0
	06/2025	CNH	1,277		176	0	0
	06/2025	COP	2,348,832		554	0	(2)
	06/2025	KRW	2,878,117		2,001	41	0
	06/2025	PEN	517		141	0	0
	06/2025		$120	CNH	869	0	0
	07/2025	TWD	27,475		$845	12	0
	07/2025		$1,507	BRL	8,768	3	(2)
	08/2025	PEN	1,509		$404	0	(5)
	08/2025	TWD	26,279		807	8	0
	08/2025		$471	TWD	15,454	0	(2)

54	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	04/2025	CAD	71		$49	$0	$0
	04/2025	EUR	50		54	0	0
	04/2025	IDR	1,985,100		120	1	0
	04/2025	ILS	918		253	5	0
	04/2025	JPY	29,300		199	4	0
	04/2025	SGD	1		1	0	0
	04/2025		$648	IDR	10,734,225	0	(4)
	04/2025		82	INR	7,017	0	0
	04/2025		1,647	PEN	5,993	0	(17)
	04/2025		19	SGD	25	0	0
	05/2025	IDR	304,924		$18	0	0
	05/2025	PEN	266		70	0	(2)
	05/2025	SGD	25		19	0	0
	06/2025	KRW	2,008,729		1,396	28	0
	08/2025	CNH	552		77	0	0
	08/2025	TWD	5,782		176	0	0
	08/2025		$101	CNH	724	0	(1)
	08/2025		342	TWD	11,129	0	(4)
	09/2025	PEN	6,012		$1,647	18	0

FAR	04/2025	BRL	1,397		243	0	(2)
	04/2025	CHF	2,209		2,478	0	(19)
	04/2025	ILS	1,151		317	7	0
	04/2025	JPY	73,653		489	0	(2)
	04/2025		$243	BRL	1,397	2	0
	04/2025		297	JPY	44,379	0	(2)
	04/2025		33	TWD	1,073	0	0
	05/2025		253	CNH	1,822	0	(1)
	05/2025		489	JPY	73,405	2	0
	06/2025		243	BRL	1,415	2	0
	06/2025		203	PLN	785	0	(1)
	07/2025	CNH	1,815		$253	1	0

GLM	04/2025	BRL	29,517		5,164	21	(30)
	04/2025	DKK	3,900		577	11	0
	04/2025	IDR	4,185,074		252	1	0
	04/2025	KRW	228,943		156	1	0
	04/2025	PEN	204		54	0	(1)
	04/2025	TRY	788		20	0	0
	04/2025		$5,114	BRL	29,517	59	0
	04/2025		430	IDR	7,075,247	0	(5)
	04/2025		30	KRW	43,851	0	0
	05/2025	CNH	1,781		$243	0	(3)
	05/2025	IDR	1,203,389		72	0	0
	05/2025		$252	IDR	4,188,855	0	(1)
	06/2025		611	CNH	4,424	2	(1)
	06/2025		156	KRW	228,111	0	(1)
	06/2025		49	PLN	189	0	0
	07/2025	TWD	2,477		$76	1	0
	09/2025	PEN	610		166	1	0
	10/2025	BRL	23,400		3,807	0	(119)

IND	04/2025	HKD	2,048		264	0	0
	04/2025	TWD	31,965		973	10	0
	04/2025		$428	TWD	13,985	0	(7)
	08/2025	TWD	26,494		$813	8	0

JPM	04/2025	BRL	5,077		883	0	(7)
	04/2025	EUR	71		75	0	(2)
	04/2025	IDR	1,062,504		64	1	0
	04/2025	ILS	1,004		276	6	0
	04/2025	INR	1,146		13	0	0
	04/2025	JPY	37,369		249	0	0
	04/2025	SGD	6		5	0	0
	04/2025	TRY	249		6	0	0
	04/2025	TWD	8,135		248	3	0
	04/2025		$885	BRL	5,077	5	0
	04/2025		6,036	EUR	5,596	15	0
	04/2025		93	IDR	1,526,234	0	(1)
	04/2025		125	INR	10,800	1	0
	04/2025		320	JPY	47,626	0	(2)
	04/2025		22	KRW	32,167	0	0
	04/2025		1,925	TWD	63,050	0	(26)
	04/2025	ZAR	1,285		$70	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	55

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	CNH	1,903		$261	$0	$(2)
	05/2025	EUR	5,500		5,942	0	(15)
	05/2025	IDR	801,508		48	0	0
	05/2025	TRY	2,392		54	0	(6)
	05/2025		$928	CNH	6,725	1	(1)
	05/2025		49	JPY	7,444	0	0
	06/2025	CNH	229		$31	0	0
	06/2025	MXN	53,710		2,603	5	0
	06/2025	PLN	628		162	1	0
	06/2025		$108	BRL	638	2	0
	06/2025		115	MXN	2,360	0	(1)
	06/2025		619	PLN	2,399	1	(3)
	06/2025		35	TRY	1,366	0	(1)
	07/2025	CNH	3,438		$476	0	0
	07/2025	TWD	14,563		448	7	0
	07/2025		$87	BRL	510	1	0
	08/2025	CNH	3,256		$451	0	(1)
	08/2025	TWD	26,565		813	6	0

MBC	04/2025	CAD	82		57	0	0
	04/2025	CHF	177		200	0	0
	04/2025	EUR	98		107	1	0
	04/2025	SGD	75		56	0	0
	04/2025	TRY	3,901		101	2	0
	04/2025	TWD	24,369		750	16	0
	04/2025		$3,567	CHF	3,152	1	(5)
	04/2025		103	EUR	99	4	0
	04/2025		347	INR	29,980	4	0
	04/2025		347	JPY	51,800	0	(1)
	04/2025		386	TWD	12,684	0	(4)
	04/2025	ZAR	3,672		$201	1	0
	05/2025	CHF	3,032		3,444	5	0
	05/2025	CNH	3,233		446	0	(1)
	05/2025	IDR	482,762		29	0	0
	05/2025	THB	17,184		509	1	0
	05/2025		$458	CNH	3,317	1	0
	05/2025		209	THB	7,020	0	(1)
	06/2025	KRW	455,903		$317	6	0
	06/2025		$249	PLN	959	0	(2)
	07/2025	CNH	1,648		$229	0	0
	07/2025	TWD	6,545		201	3	0
	08/2025	CNH	3,101		431	1	(1)
	08/2025	TWD	6,063		185	1	0
	08/2025		$67	CNH	482	0	0

MYI	04/2025	CAD	6,468		$4,544	49	0
	04/2025	DKK	4,400		650	12	0
	04/2025	SGD	23		17	0	0
	04/2025		$1,786	DKK	11,950	0	(54)
	04/2025		100	TWD	3,260	0	(2)
	04/2025	ZAR	2,646		$145	1	0
	05/2025	IDR	439,314		26	0	0
	06/2025	CNH	751		104	0	0
	06/2025		$57	PLN	225	1	0

NGF	06/2025	KRW	490,270		$344	10	0

RBC	06/2025	PEN	201		55	0	0

SCX	04/2025	BRL	17,138		2,932	0	(71)
	04/2025	INR	4,974		58	0	0
	04/2025	JPY	1,957		13	0	0
	04/2025	TWD	6,953		214	5	0
	04/2025		$2,985	BRL	17,138	19	0
	04/2025		78	CAD	112	0	0
	04/2025		275	IDR	4,501,789	0	(5)
	04/2025		22	KRW	32,132	0	0
	04/2025		111	TWD	3,657	0	(1)
	05/2025	CNH	2,856		$396	2	0
	05/2025	IDR	188,514		11	0	0
	05/2025		$13	JPY	1,950	0	0
	05/2025		279	THB	9,354	0	(2)
	06/2025	CNH	2,937		$403	0	(4)
	06/2025		$2,932	BRL	17,355	71	0

56	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	PEN	1,504		$403	$0	$(5)
	08/2025	CNH	2,184		305	2	0
	08/2025	TWD	3,626		111	1	0

SOG	04/2025	BRL	403		70	0	0
	04/2025		$69	BRL	403	2	0
	04/2025		148	TWD	4,861	0	(2)
	05/2025	BRL	1,689		$293	0	(1)
	08/2025		$431	TWD	14,099	0	(3)

SSB	04/2025	IDR	946,632		$57	0	0
	04/2025	PEN	137		36	0	(1)
	04/2025	TWD	13,119		401	6	0
	04/2025		$738	BRL	4,214	1	0
	04/2025		1,155	GBP	893	0	(1)
	04/2025		178	INR	15,296	1	0
	04/2025		201	TWD	6,595	0	(2)
	05/2025	GBP	893		$1,155	1	0
	05/2025	PEN	544		143	0	(5)
	06/2025	KRW	134,318		92	1	0
	06/2025		$257	KRW	372,782	0	(3)

UAG	04/2025	BRL	1,399		$241	0	(4)
	04/2025	DKK	3,700		546	10	0
	04/2025	IDR	577,469		35	0	0
	04/2025	TRY	224		6	0	0
	04/2025		$244	BRL	1,399	2	0
	04/2025		35	IDR	577,469	0	0
	04/2025		293	JPY	43,634	0	(2)
	05/2025	THB	6,802		$201	0	0
	05/2025		$35	IDR	578,281	0	0
	05/2025		108	THB	3,655	0	0
	06/2025		75	KRW	109,369	0	(1)
	06/2025		79	PLN	306	0	(1)

Total Forward Foreign Currency Contracts						$884	$(1,089)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	21,200	$102	$84

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	4,000	1	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	4,400	2	0

Total Purchased Options							$105	$84

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	300	$0	$0
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	300	(1)	0
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	500	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	400	0	0
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	500	(1)	(1)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	200	0	0

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	300	0	0

						$(3)	$(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	57

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	100	$0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	100	0	0

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	21,200	(38)	(24)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	21,200	(63)	(45)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	100	0	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	100	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	200	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	100	(1)	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	100	0	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	100	0	0

							$(116)	$(79)

Total Written Options							$(119)	$(81)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Soft Bank Group, Inc.	1.000%	Quarterly	06/20/2026	1.326%	$	100	$(1)	$0	$0	$(1)

JPM	Hochtief AG	5.000	Quarterly	12/20/2025	0.187	EUR	700	162	(134)	28	0

								$161	$(134)	$28	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	591	$115	$2	$117	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		787	156	0	156	0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$	906	(247)	176	0	(71)

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	394	79	(1)	78	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		4,922	1,012	(39)	973	0

							$1,115	$138	$1,324	$(71)

58	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
FAR	Pay	DJITR Index	24	5.110%	Monthly	06/20/2025	$	2,533	$0	$2	$2	$0

JPM	Receive	ERAEMLT Index	7,164	5.820% (FEDL01 plus a specified spread)	Maturity	06/04/2025		34,116	0	(978)	0	(978)

MEI	Receive	ERAUSLT Index	12,989	5.400% (FEDL01 plus a specified spread)	Monthly	05/07/2025		63,732	0	(258)	0	(258)
	Receive	ERAEMLT Index	328	5.440% (FEDL01 plus a specified spread)	Monthly	07/02/2025		1,609	0	(7)	0	(7)
	Receive	ERAEMLT Index	676	5.410% (FEDL01 plus a specified spread)	Monthly	07/09/2025		3,317	0	(13)	0	(13)
	Receive	ERAUSLT Index	2,512	5.380% (FEDL01 plus a specified spread)	Monthly	10/15/2025		12,325	0	(50)	0	(50)
	Receive	ERAEMLT Index	10,624	5.570% (FEDL01 plus a specified spread)	Maturity	01/07/2026		52,063	0	(880)	0	(880)
	Receive	ERAEMLT Index	3,560	5.575%	Monthly	03/04/2026		17,468	0	(67)	0	(67)

									$0	$(2,251)	$2	$(2,253)

Total Swap Agreements									$1,276	$(2,247)	$1,354	$(2,325)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$37	$0	$0	$37	$(47)	$0	$0	$(47)	$(10)	$0	$(10)
BOA	7	0	117	124	(21)	0	0	(21)	103	(260)	(157)
BPS	115	0	156	271	(285)	0	0	(285)	(14)	0	(14)
BRC	29	84	0	113	(47)	(70)	(71)	(188)	(75)	0	(75)
BSH	34	0	0	34	(70)	0	0	(70)	(36)	0	(36)
CBK	178	0	0	178	(143)	0	0	(143)	35	0	35
DUB	56	0	0	56	(28)	0	0	(28)	28	0	28
FAR	14	0	2	16	(27)	(3)	0	(30)	(14)	0	(14)
GLM	97	0	0	97	(161)	(5)	0	(166)	(69)	0	(69)
GST	0	0	78	78	0	(2)	(1)	(3)	75	0	75
IND	18	0	0	18	(7)	0	0	(7)	11	0	11
JPM	55	0	1,001	1,056	(68)	0	(978)	(1,046)	10	(302)	(292)
MBC	47	0	0	47	(15)	0	0	(15)	32	0	32
MEI	0	0	0	0	0	0	(1,275)	(1,275)	(1,275)	(2,870)	(4,145)
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYI	63	0	0	63	(56)	0	0	(56)	7	99	106
NGF	10	0	0	10	0	0	0	0	10	0	10
SCX	100	0	0	100	(88)	0	0	(88)	12	0	12
SOG	2	0	0	2	(6)	0	0	(6)	(4)	0	(4)
SSB	10	0	0	10	(12)	0	0	(12)	(2)	0	(2)
UAG	12	0	0	12	(8)	0	0	(8)	4	0	4

Total Over the Counter	$884	$84	$1,354	$2,322	$(1,089)	$(81)	$(2,325)	$(3,495)

(j)

Securities with an aggregate market value of $99 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	59

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$5	$0	$12	$17
Swap Agreements	0	0	0	0	120	120

	$0	$0	$5	$0	$132	$137

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$884	$0	$884
Purchased Options	0	0	0	0	84	84
Swap Agreements	0	1,352	2	0	0	1,354

	$0	$1,352	$2	$884	$84	$2,322

	$0	$1,352	$7	$884	$216	$2,459

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	15	0	6	21
Swap Agreements	0	0	0	0	143	143

	$0	$0	$15	$0	$154	$169

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,089	$0	$1,089
Written Options	0	2	0	0	79	81
Swap Agreements	0	72	2,253	0	0	2,325

	$0	$74	$2,253	$1,089	$79	$3,495

	$0	$74	$2,268	$1,089	$233	$3,664

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$28	$28
Futures	0	0	(631)	0	(167)	(798)
Swap Agreements	0	178	0	0	1,322	1,500

	$0	$178	$(631)	$0	$1,183	$730

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,110	$0	$2,110
Purchased Options	0	0	0	0	(22)	(22)
Written Options	0	0	0	0	161	161
Swap Agreements	0	128	18,847	0	0	18,975

	$0	$128	$18,847	$2,110	$139	$21,224

	$0	$306	$18,216	$2,110	$1,322	$21,954

60	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	136	0	437	573
Swap Agreements	0	2	0	0	(1,290)	(1,288)

	$0	$2	$136	$0	$(855)	$(717)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(881)	$0	$(881)
Purchased Options	0	0	0	0	(36)	(36)
Written Options	0	0	0	0	26	26
Swap Agreements	0	(105)	(15,011)	0	0	(15,116)

	$0	$(105)	$(15,011)	$(881)	$(10)	$(16,007)

	$0	$(103)	$(14,875)	$(881)	$(865)	$(16,724)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,231	$0	$7,231
Industrials	0	1,082	0	1,082
Utilities	0	2,302	0	2,302
Municipal Bonds & Notes
Nebraska	0	72	0	72
U.S. Government Agencies	0	107,332	0	107,332
U.S. Treasury Obligations	0	2,409	0	2,409
Non-Agency Mortgage-Backed Securities	0	24,460	0	24,460
Asset-Backed Securities
Automobile ABS Other	0	550	0	550
Automobile Sequential	0	11,783	0	11,783
CMBS Other	0	5,914	0	5,914
Credit Card Bullet	0	2,019	0	2,019
Home Equity Other	0	9,754	0	9,754
Whole Loan Collateral	0	4,443	0	4,443
Other ABS	0	15,452	0	15,452
Sovereign Issues	0	18,279	0	18,279
Common Stocks
Communication Services	53	0	0	53
Consumer Discretionary	346	0	0	346
Consumer Staples	122	0	0	122
Energy	62	0	0	62
Financials	622	0	0	622
Health Care	405	0	0	405
Industrials	319	0	0	319
Information Technology	477	0	0	477
Materials	129	0	0	129
Short-Term Instruments
Commercial Paper	0	10,225	0	10,225

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Repurchase Agreements	$0	$67,700	$0	$67,700
U.S. Treasury Bills	0	5,669	0	5,669

	$2,535	$296,676	$0	$299,211

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$32	$0	$0	$32

Total Investments	$2,567	$296,676	$0	$299,243

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,293)	$0	$(8,293)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	132	0	133
Over the counter	0	2,322	0	2,322

	$1	$2,454	$0	$2,455

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15)	(154)	0	(169)
Over the counter	0	(3,424)	(71)	(3,495)

	$(15)	$(3,578)	$(71)	$(3,664)

Total Financial Derivative Instruments	$(14)	$(1,124)	$(71)	$(1,209)

Totals	$2,553	$287,259	$(71)	$289,741

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	61

Schedule of Investments	PIMCO RAE PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Republic of Panama
TBD% due 04/01/2027 «	EUR	1,000	$1,081

Total Loan Participations and Assignments (Cost $1,082)			1,081

CORPORATE BONDS & NOTES 7.3%

BANKING & FINANCE 4.8%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$800	752
3.300% due 01/30/2032		800	709

American Express Co.
5.284% due 07/26/2035 •		2,000	2,000

American Tower Corp.
3.800% due 08/15/2029		194	186

Armor RE Ltd.
12.792% due 01/07/2032 •		250	254

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		187	175

Bank of America Corp.
3.974% due 02/07/2030 •		166	162

Bank of Nova Scotia
5.450% due 08/01/2029		3,800	3,905

Barclays PLC
4.837% due 09/10/2028 •		300	300
4.972% due 05/16/2029 •		200	201
7.437% due 11/02/2033 •		1,500	1,675

BPCE SA
5.203% due 01/18/2027		250	253

Cape Lookout Re Ltd.
11.192% due 03/13/2032 •		550	550

Crown Castle, Inc.
4.900% due 09/01/2029		100	100

Deutsche Bank AG
1.375% due 09/03/2026 ~	EUR	1,700	1,826

Discover Bank
4.650% due 09/13/2028		$1,006	997

Equitable Holdings, Inc.
4.350% due 04/20/2028		1,869	1,853

Extra Space Storage LP
5.400% due 06/15/2035		800	796

F&G Global Funding
5.875% due 01/16/2030		200	204

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	800	852

Ford Motor Credit Co. LLC
4.125% due 08/17/2027		$400	387
5.800% due 03/05/2027		400	402
5.800% due 03/08/2029		600	594
7.350% due 11/04/2027		300	311

GLP Capital LP
5.625% due 09/15/2034		200	197

Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		166	164
6.208% due 03/15/2028 •		3,800	3,880

HPS Corporate Lending Fund
5.950% due 04/14/2032		800	789

HSBC Holdings PLC
2.848% due 06/04/2031 •		300	270

Integrity RE Ltd.
14.032% due 06/06/2027 •		250	249

Jackson National Life Global Funding
5.324% due 01/14/2028 •		100	101
5.350% due 01/13/2030		200	204
5.600% due 04/10/2026		2,400	2,423

JPMorgan Chase & Co.
3.782% due 02/01/2028 •		400	395
5.040% due 01/23/2028 •		1,100	1,110

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		1,300	1,331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
4.654% due 10/18/2030 •		$1,000	$992
5.656% due 04/18/2030 •		500	516

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		250	255

Nature Coast Re Ltd.
14.032% (T-BILL 3MO + 9.750%) due 04/10/2029 ~(b)		250	250

NatWest Group PLC
4.892% due 05/18/2029 •		1,784	1,788

Orange Capital RE DAC
8.678% due 01/17/2029 ~	EUR	250	272

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		$1,700	1,199

Polestar Re Ltd.
14.792% due 01/07/2028 •		250	258

Prologis LP
4.200% due 02/15/2033	CAD	500	349
5.000% due 01/31/2035		$700	695

Quercus Re DAC
10.606% due 01/06/2031 ~	EUR	250	281

Royal Bank of Canada
4.969% due 08/02/2030 •		$500	504

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		3,800	3,168

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		300	308

UBS Group AG
4.194% due 04/01/2031 •		250	241
4.751% due 05/12/2028 •		5,300	5,304

Ursa Re Ltd.
11.782% due 02/22/2028 ~		500	506

Veraison Re Ltd.
9.292% due 03/08/2033 ~		250	251

VICI Properties LP
4.750% due 02/15/2028		1,800	1,801

Wells Fargo & Co.
1.741% due 05/04/2030 ~	EUR	1,100	1,123
5.707% due 04/22/2028 •		$600	613

Winston RE Ltd.
10.792% due 02/21/2028 ~		250	250

			51,481

INDUSTRIALS 1.1%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		1,600	1,510

Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	195
6.375% due 11/21/2030		200	210
6.500% due 11/21/2033		200	210

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		800	764

Hyundai Capital America
5.450% due 06/24/2026		400	403

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (c)		1,564	1,513

Imperial Brands Finance PLC
3.500% due 07/26/2026		300	296

Mars, Inc.
5.200% due 03/01/2035		300	302

MPLX LP
2.650% due 08/15/2030		1,000	891

Nakilat, Inc.
6.067% due 12/31/2033		80	83

Occidental Petroleum Corp.
5.550% due 10/01/2034		2,700	2,640

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		1,000	956

T-Mobile USA, Inc.
2.700% due 03/15/2032		1,000	865
3.375% due 04/15/2029		600	570

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Airlines Pass-Through Trust
5.450% due 08/15/2038	$397	$401

		11,809

UTILITIES 1.4%

Edison International
5.750% due 06/15/2027	62	63
6.250% due 03/15/2030	400	405

Eversource Energy
5.850% due 04/15/2031	2,800	2,912

ONEOK, Inc.
5.050% due 11/01/2034	3,900	3,767

Pacific Gas & Electric Co.
3.000% due 06/15/2028	800	752
4.550% due 07/01/2030	900	872
5.282% due 09/04/2025 •	3,000	3,001

Southern California Edison Co.
4.650% due 10/01/2043	800	670
4.700% due 06/01/2027	100	100
4.875% due 02/01/2027	1,000	1,004
5.150% due 06/01/2029	1,500	1,510
5.350% due 03/01/2026	700	703

		15,759

Total Corporate Bonds & Notes (Cost $80,721)		79,049

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	565	504

Total Municipal Bonds & Notes (Cost $565)		504

U.S. GOVERNMENT AGENCIES 58.4%

Fannie Mae
1.396% due 03/25/2041 •(a)	129	12
2.246% due 03/25/2036 •(a)	36	3
4.202% due 10/01/2029 ~	5,500	5,468
4.300% due 12/01/2029	3,808	3,798
4.526% due 12/25/2036 •	18	17
4.540% due 07/01/2030	1,300	1,308
4.705% due 09/01/2031 •	10,000	10,108
4.720% due 10/01/2028 -08/01/2030	3,589	3,643
4.770% due 10/01/2028	1,500	1,526
4.804% due 03/25/2037 - 09/25/2042 •	114	113
4.834% due 07/25/2037 •	13	13
4.850% due 05/01/2029	900	918
4.854% due 09/25/2035 •	24	24
4.860% due 08/01/2030	1,700	1,741
4.930% due 06/01/2029	2,400	2,456
5.174% due 06/25/2037 •	14	14
5.204% due 01/25/2040 •	4	4
5.274% due 12/25/2039 •	8	8
5.290% due 11/25/2054 •	4,306	4,302
5.300% due 11/01/2030	4,900	5,088
5.354% due 07/25/2039 •	4	4
5.885% due 06/01/2043 •	24	24
5.886% due 07/01/2044 •	4	4
6.221% due 01/01/2035 •	6	6
6.397% due 11/01/2035 •	10	10
6.435% due 12/01/2033 •	30	30
6.540% due 10/01/2035 •	4	4
6.550% due 03/01/2035 •	1	2
6.567% due 11/01/2034 •	1	1
6.606% due 12/01/2033 •	8	8
6.803% due 05/25/2035 ~	3	3
6.883% due 07/01/2036 •	17	18
6.897% due 06/01/2035 •	22	22
6.899% due 09/01/2036 •	7	7
6.934% due 05/01/2036 •	14	14
7.000% due 07/01/2035 •	4	4
7.025% due 08/01/2036 •	9	9
7.207% due 09/01/2035 •	14	14

62	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.315% due 05/01/2035 •	$1	$1
7.430% due 07/01/2035 •	8	9
7.455% due 08/01/2035 •	28	28
7.487% due 09/01/2035 •	7	7
7.518% due 07/01/2034 •	60	61
7.522% due 08/01/2035 •	37	39
7.564% due 06/01/2035 •	19	20
8.743% due 12/25/2036 •	2	2

Freddie Mac
2.007% due 07/15/2036 •(a)	70	7
2.237% due 04/15/2036 •(a)	7	1
3.000% due 09/01/2032	896	867
4.000% due 11/01/2047 - 03/01/2049	1,136	1,075
4.500% due 01/15/2041 - 04/01/2041	153	150
4.695% due 08/25/2031 •	14	14
4.793% due 02/15/2037 •	2	2
5.000% due 03/01/2038	725	733
5.013% due 07/15/2041 •	163	162
5.033% due 06/15/2041 •	148	147
5.133% due 08/15/2037 •	42	42
5.163% due 08/15/2037 •	58	58
5.280% due 11/25/2054 •	4,563	4,569
5.318% due 01/15/2038 •	28	28
5.440% due 11/25/2054 •	4,508	4,495
5.500% due 06/01/2027 - 05/01/2040	268	273
5.835% due 02/25/2045 •	8	7
6.000% due 02/01/2034 - 10/01/2039	417	432

Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	2,754	2,580
4.750% due 11/20/2044 •	25	26
5.000% due 06/15/2034 - 06/15/2041	753	761
6.000% due 05/15/2037 - 07/15/2037	38	38
6.473% due 04/20/2068 •	82	83

Ginnie Mae, TBA
5.000% due 04/01/2055	16,790	16,516

U.S. Small Business Administration
5.290% due 12/01/2027	15	15
5.600% due 09/01/2028	124	126

Uniform Mortgage-Backed Security
3.000% due 01/01/2027 - 12/01/2032	1,624	1,566
3.500% due 06/01/2045 - 02/01/2049	9,807	8,965
4.000% due 07/01/2025 - 11/01/2028	104	105
4.500% due 04/01/2025 - 12/01/2052	18,356	17,621
5.000% due 02/01/2053 - 10/01/2053	4,433	4,356
5.500% due 12/01/2028 - 12/01/2039	517	527
5.500% due 04/01/2054 - 05/01/2054	3,009	3,007
6.000% due 05/01/2035 - 05/01/2041	207	215
6.500% due 09/01/2034	1	1

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	23,500	20,364
4.000% due 05/01/2055	80,410	74,815
4.500% due 05/01/2055 - 06/01/2055	18,500	17,683
5.000% due 04/01/2055 - 05/01/2055	38,110	37,330
5.500% due 05/01/2055	45,500	45,404
6.000% due 06/01/2055	123,250	124,947
6.500% due 06/01/2055	192,410	198,082

Total U.S. Government Agencies (Cost $628,330)		629,110

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 6.4%

U.S. Treasury Bonds
4.625% due 05/15/2044 (l)		$13,000	$13,046

U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2052 (l)		342	194
0.625% due 07/15/2032 (l)		1,421	1,327
0.625% due 02/15/2043 (l)		988	760
0.750% due 02/15/2045 (j)		2,023	1,537
1.000% due 02/15/2046 ((j)(l)		4,277	3,378
1.000% due 02/15/2048 (l)		1,128	868
1.875% due 07/15/2034		34,313	34,643
2.125% due 04/15/2029		12,527	12,902

Total U.S. Treasury Obligations (Cost $70,892)			68,655

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.3%

Adjustable Rate Mortgage Trust
5.581% due 01/25/2036 ~		98	74

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		27	18

APS Resecuritization Trust
4.717% due 08/28/2054 ~		1,138	1,119

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	2,961	3,834

Banc of America Funding Trust
4.814% due 12/20/2046 ~		$69	62
4.854% due 04/20/2047 •		3	2
4.994% due 06/20/2047 •		180	143
6.412% due 10/25/2036 þ		1,559	1,407

BDS Ltd.
5.871% due 10/21/2042 •		5,250	5,242

Bear Stearns Adjustable Rate Mortgage Trust
5.239% due 07/25/2034 •		5	5
6.337% due 01/25/2033 ~		27	27
6.548% due 04/25/2033 ~		1	1
7.480% due 08/25/2033 •		2	2

Bear Stearns ALT-A Trust
4.935% due 01/25/2036 •		5	4
5.564% due 05/25/2035 ~		1	1

Bear Stearns Structured Products, Inc. Trust
5.116% due 01/26/2036 ~		59	43

BellaVista Mortgage Trust
5.034% due 01/22/2045 •		552	514

BINOM Securitization Trust
3.000% due 02/25/2061 •		861	796

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		2,069	1,858
3.250% due 08/25/2064 •		2,731	2,425
3.375% due 12/25/2064 •		5,207	4,665
5.590% due 05/25/2055 ~		2,120	2,127

Chase Mortgage Finance Trust
7.550% due 02/25/2037 •		22	23

ChaseFlex Trust
5.035% due 07/25/2037 •		353	306

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.685% due 01/25/2036 •		92	87
4.685% due 06/25/2036 •		159	153

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		4,954	4,959
7.230% due 10/25/2035 ~		6	6
7.410% due 05/25/2035 •		6	6

Countrywide Alternative Loan Trust
4.183% due 05/25/2036 ~		105	94
4.795% due 05/25/2047 ~		101	93
4.815% due 09/25/2046 •		304	294
4.835% due 08/25/2037 •		10	7
4.935% due 05/25/2035 ~		2,582	1,946
4.995% due 02/25/2037 •		575	487
5.074% due 12/20/2035 ~		40	38
5.075% due 11/25/2035 •		204	180
5.500% due 11/25/2035		5	3
5.635% due 12/25/2035 •		5	5
6.000% due 06/25/2047		3,265	1,681
6.195% due 08/25/2035 •		1,113	1,030
6.250% due 08/25/2036		127	68

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
5.095% due 02/25/2035 •		$1	$1
5.235% due 09/25/2034 •		32	31
6.662% due 02/20/2036 •		6	5

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.475% due 03/25/2059 ~		709	709
4.193% due 07/27/2061 •		2,642	2,634

Cross Mortgage Trust
5.129% due 09/25/2069 ~		4,313	4,293

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.095% due 02/25/2036 ~		921	903
5.935% due 10/25/2047 ~		180	143

Eurohome U.K. Mortgages PLC
4.728% due 06/15/2044 •	GBP	5	6

First Horizon Alternative Mortgage Securities Trust
4.705% due 08/25/2035 ~		$77	64

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.394% due 10/25/2033 •		14	13

GSR Mortgage Loan Trust
4.632% due 11/25/2035 •		17	15
6.000% due 05/25/2037		182	135

HarborView Mortgage Loan Trust
4.651% due 07/19/2047 •		179	170
4.841% due 12/19/2036 •		52	41
4.931% due 01/19/2036 •		325	212
4.971% due 03/19/2035 •		749	756

IndyMac INDX Mortgage Loan Trust
3.600% due 01/25/2036 ~		77	69
4.835% due 11/25/2046 •		7,767	7,399
5.075% due 07/25/2045 •		3	3

JP Morgan Mortgage Trust
5.750% due 01/25/2036		10	5
5.753% due 04/25/2037 ~		4	3

Legacy Mortgage Asset Trust
5.250% due 07/25/2067 þ		1,120	1,118

Lehman XS Trust
4.835% due 07/25/2047 •		3,594	3,461
4.935% due 08/25/2037 •		45	44

MASTR Adjustable Rate Mortgages Trust
5.165% due 10/25/2033 ~		37	32
5.435% due 12/25/2046 •		4,102	3,165

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.874% due 12/15/2030 ~		45	44

Merrill Lynch Alternative Note Asset Trust
4.835% due 03/25/2037 •		438	104

Merrill Lynch Mortgage Investors Trust
6.058% due 05/25/2033 ~		2	2

Merrion Square Residential
3.473% due 03/24/2081 •	EUR	3,785	4,060

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •		$1,514	1,452
3.500% due 10/25/2059 ~		35	32

Nomura Resecuritization Trust
5.335% due 03/25/2037 •		1,715	1,653

PHH Alternative Mortgage Trust
4.755% due 02/25/2037 •		136	101

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		2,013	2,004

Residential Accredit Loans, Inc. Trust
4.775% due 01/25/2037 ~		133	116
4.805% due 08/25/2036 •		636	579

Residential Asset Securitization Trust
6.000% due 09/25/2036		906	262
6.000% due 05/25/2037		332	171
6.250% due 07/25/2036		314	236

Sequoia Mortgage Trust
4.834% due 07/20/2036 •		93	81
4.854% due 06/20/2036 •		110	102

Stratton Mortgage Funding PLC
5.608% due 06/20/2060 •	GBP	786	1,018

Structured Adjustable Rate Mortgage Loan Trust
3.979% due 01/25/2035 ~		$14	14

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	63

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.088% due 11/25/2035 ~		$35	$33
4.755% due 10/25/2035 •		1,141	1,080
4.811% due 08/25/2035 ~		39	34
5.038% due 09/25/2035 •		27	24
6.035% due 01/25/2035 ~		74	68

Structured Asset Mortgage Investments Trust
3.538% due 05/25/2047 ~		1,977	1,581
4.995% due 02/25/2036 ~		32	27
5.131% due 02/19/2035 •		2	2

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	2,310	2,991

Trinity Square PLC
5.470% due 07/15/2059 ~		1,021	1,322

Wachovia Mortgage Loan Trust LLC
7.138% due 05/20/2036 ~		$7	7

WaMu Mortgage Pass-Through Certificates Trust
3.846% due 01/25/2037 •		402	350
4.092% due 12/25/2046 •		265	238
4.356% due 12/25/2036 •		130	119
4.640% due 06/25/2037 ~		896	796
4.975% due 12/25/2045 •		1,618	1,622
5.015% due 10/25/2045 •		9	9
5.075% due 01/25/2045 ~		62	62
5.445% due 07/25/2047 •		30	25
5.515% due 10/25/2046 •		351	301
5.625% due 06/25/2046 •		2,502	2,290
5.635% due 02/25/2046 ~		208	189
6.135% due 10/25/2046 •		46	43

Washington Mutual Mortgage Pass-Through Certificates Trust
5.385% due 02/25/2047 •		144	132
6.000% due 07/25/2036		1,078	837

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		84	72
7.125% due 07/25/2037 ~		1,424	1,318

Total Non-Agency Mortgage-Backed Securities (Cost $89,085)			88,868

ASSET-BACKED SECURITIES 29.3%

AUTOMOBILE ABS OTHER 0.0%

Westlake Automobile Receivables Trust
5.019% due 10/15/2026 •		234	234

AUTOMOBILE SEQUENTIAL 7.4%

Ally Auto Receivables Trust
5.460% due 05/15/2028		1,400	1,411

AmeriCredit Automobile Receivables Trust
5.750% due 02/18/2028		1,187	1,191
6.190% due 04/19/2027		1,242	1,246

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		2,200	2,258
6.120% due 04/20/2027		4,900	4,959

BMW Vehicle Owner Trust
5.470% due 02/25/2028		1,322	1,331

CarMax Auto Owner Trust
4.890% due 07/16/2029		3,900	3,940
5.210% due 09/15/2027		3,835	3,847
5.300% due 03/15/2027		1,711	1,714

Carvana Auto Receivables Trust
5.380% due 03/12/2029		1,500	1,523
5.420% due 04/10/2028		795	799
5.620% due 01/10/2029		300	304
6.410% due 09/10/2027		461	463

Chase Auto Owner Trust
5.480% due 04/26/2027		1,194	1,197

Citizens Auto Receivables Trust
5.110% due 04/17/2028		600	604
5.430% due 10/15/2026		292	292

CPS Auto Receivables Trust
5.710% due 09/15/2027		259	260

Drive Auto Receivables Trust
5.830% due 12/15/2026		153	153

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DT Auto Owner Trust
6.290% due 08/16/2027	$648	$649

Exeter Automobile Receivables Trust
5.310% due 08/16/2027	410	411
5.630% due 10/15/2026	136	136
5.820% due 02/15/2027	405	405

Fifth Third Auto Trust
5.800% due 11/16/2026	164	164

Ford Credit Auto Lease Trust
5.240% due 07/15/2026	2,763	2,766

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	962	968

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	699	700
6.040% due 03/15/2027	225	226

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	1,600	1,622
6.270% due 08/16/2027	695	697

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	1,600	1,610
5.120% due 02/16/2027	1,155	1,157
5.450% due 06/16/2028	1,400	1,411

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	600	597
5.440% due 01/25/2029	5,000	5,072
5.490% due 06/25/2027	800	805

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026	198	198

Hyundai Auto Receivables Trust
4.990% due 02/15/2029	2,300	2,322
5.290% due 04/15/2027	1,273	1,276
5.480% due 04/17/2028	1,500	1,512

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032	341	342

Nissan Auto Lease Trust
4.920% due 11/15/2027	5,600	5,650

Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	404	404
5.380% due 11/25/2030	681	681
7.130% due 01/26/2032	281	283

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027	50	50
5.930% due 07/17/2028	1,400	1,410

SBNA Auto Lease Trust
5.390% due 11/20/2026	4,500	4,513
5.450% due 01/20/2026	457	457

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027	322	322

Toyota Auto Receivables Owner Trust
4.880% due 03/15/2029	6,100	6,153
5.600% due 08/17/2026	325	326

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	460	463

Veros Auto Receivables Trust
7.120% due 11/15/2028	528	530

Volkswagen Auto Lease Trust
5.400% due 12/21/2026	3,868	3,882

Westlake Automobile Receivables Trust
5.960% due 10/15/2026	242	242
6.230% due 01/15/2027	1,651	1,657

World Omni Auto Receivables Trust
5.570% due 12/15/2026	126	126

		79,687

CMBS OTHER 3.7%

AREIT Trust
6.254% due 11/17/2038 •	1,500	1,495

M360 Ltd.
6.684% due 11/22/2038 •	2,700	2,657

MF1 LLC
5.884% due 02/18/2040 •	5,800	5,786

MF1 Ltd.
5.881% due 10/16/2036 •	4,600	4,544

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.067% due 02/19/2037 •	$5,900	$5,924
6.181% due 10/16/2036 •	4,600	4,478

Ready Capital Mortgage Financing LLC
6.694% due 10/25/2039 ~	2,009	2,018
6.787% due 06/25/2037 •	670	672
6.872% due 10/25/2039 •	2,782	2,801

Starwood Commercial Mortgage Trust
6.149% due 11/15/2038 •	9,100	9,052

		39,427

CMBS SUBORDINATED 0.4%

Ready Capital Mortgage Financing LLC
7.431% due 06/25/2037 •	4,700	4,721

CREDIT CARD BULLET 1.9%

American Express Credit Account Master Trust
4.650% due 07/15/2029	5,500	5,550
4.870% due 05/15/2028	2,500	2,515

Bank of America Credit Card Trust
4.790% due 05/15/2028	2,500	2,512
4.980% due 11/15/2028	4,800	4,852

Synchrony Card Funding LLC
4.930% due 07/15/2030	5,200	5,271

		20,700

HOME EQUITY OTHER 7.5%

ABFC Trust
5.485% due 03/25/2034 ~	1,383	1,344

ACE Securities Corp. Home Equity Loan Trust
5.050% due 12/25/2035 ~	3,419	3,229

Argent Securities Trust
4.545% due 09/25/2036 •	77	25

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.784% due 01/25/2034 •	104	99
3.868% due 02/25/2034 •	539	556

Asset-Backed Securities Corp. Home Equity Loan Trust
3.264% due 03/25/2036 •	10,734	9,343

Bear Stearns Asset-Backed Securities Trust
4.755% due 08/25/2036 ~	602	581
5.455% due 10/25/2035 •	554	552

Carrington Mortgage Loan Trust
4.695% due 02/25/2037 •	301	287

Citigroup Mortgage Loan Trust
4.735% due 12/25/2036 ~	334	121
4.755% due 09/25/2036 •	2,513	1,911
5.335% due 09/25/2035 •	4,687	4,535

Countrywide Asset-Backed Certificates Trust
4.639% due 05/25/2036 •	888	875
4.685% due 06/25/2047 •	1,204	1,161
4.715% due 12/25/2046 •	978	932
4.835% due 06/25/2037 •	1,989	1,988
4.935% due 01/25/2046 •	6,432	6,122
4.955% due 12/25/2036 •	3,699	3,520

Credit-Based Asset Servicing & Securitization Trust
4.555% due 11/25/2036 ~	18	8

Fremont Home Loan Trust
4.495% due 01/25/2037 •	10	5
5.095% due 01/25/2036 ~	35	34

GSAA Home Equity Trust
4.675% due 06/25/2036 •	65	12

GSAMP Trust
4.525% due 01/25/2037 ~	2,066	1,238
4.695% due 12/25/2046 •	1,301	654
4.735% due 12/25/2046 •	29	14
4.895% due 01/25/2037 •	4,200	3,593

Home Equity Asset Trust
6.035% due 12/25/2034 •	985	983

HSI Asset Securitization Corp. Trust
4.655% due 12/25/2036 •	901	228
4.900% due 03/25/2036 •	8,552	7,612

64	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Acquisition Corp.
4.735% due 07/25/2036 ~	$62	$27

Long Beach Mortgage Loan Trust
4.875% due 02/25/2036 •	82	80
4.995% due 10/25/2034 ~	15	15
5.410% due 04/25/2035 ~	36	35

MASTR Asset-Backed Securities Trust
4.755% due 10/25/2036 •	284	139
4.915% due 03/25/2036 ~	41	25

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 01/25/2037 •	3,030	1,147
4.565% due 01/25/2037 ~	235	107
4.565% due 02/25/2037 •	711	625
4.685% due 03/25/2037 •	2,527	1,075
4.715% due 08/25/2036 •	398	199
5.365% due 07/25/2035 •	110	107

Morgan Stanley Home Equity Loan Trust
4.605% due 04/25/2037 •	1,540	797

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	696	229

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.095% due 10/25/2036 ~	159	35

NovaStar Mortgage Funding Trust
4.695% due 03/25/2037 ~	4,303	2,794
4.755% due 10/25/2036 •	217	96

Option One Mortgage Loan Trust Asset-Backed Certificates
5.170% due 11/25/2035 •	6,767	5,773

Ownit Mortgage Loan Trust
5.335% due 10/25/2036 •	26	25

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.410% due 07/25/2035 •	3,200	2,598
6.160% due 02/25/2035 •	3,359	3,072

RCKT Mortgage Trust
6.147% due 06/25/2044 þ	791	798

Residential Asset Mortgage Products Trust
5.500% due 05/25/2035 •	2,000	1,943

Securitized Asset-Backed Receivables LLC Trust
5.155% due 10/25/2035 •	304	262

SG Mortgage Securities Trust
4.795% due 02/25/2036 •	8,515	4,169

Soundview Home Loan Trust
4.515% due 06/25/2037 ~	53	35
4.900% due 02/25/2036 •	131	122
4.955% due 02/25/2037 •	137	37

Structured Asset Securities Corp. Mortgage Loan Trust
4.595% due 03/25/2036 •	1,199	1,163
4.855% due 02/25/2037 •	1,108	1,087

WaMu Asset-Backed Certificates WaMu Trust
4.675% due 05/25/2037 ~	415	367

		80,545

HOME EQUITY SEQUENTIAL 0.1%

ABFC Trust
4.875% due 01/25/2037 ~	2,260	1,255

Morgan Stanley Mortgage Loan Trust
5.155% due 04/25/2037 •	35	9

		1,264

WHOLE LOAN COLLATERAL 0.7%

PRET LLC
4.744% due 07/25/2051 þ	947	944

Securitized Asset-Backed Receivables LLC Trust
4.935% due 05/25/2036 •	7,451	3,842

Specialty Underwriting & Residential Finance Trust
5.035% due 12/25/2036 ~	555	543

VCAT LLC
5.977% due 01/25/2055 þ	2,307	2,312

		7,641

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 7.6%

AGL CLO Ltd.
5.682% due 07/20/2034 •		$1,200	$1,202

Anchorage Credit Funding Ltd.
2.723% due 04/27/2039		400	371
2.875% due 07/27/2039		300	278
3.000% due 01/21/2040		300	280
3.177% due 10/25/2038		700	673
3.900% due 07/28/2037		771	763
3.928% due 04/25/2038		400	388
4.300% due 07/25/2036		282	279
4.620% due 04/25/2037		279	279

Arbour CLO DAC
3.706% due 11/15/2037 •	EUR	4,200	4,550

Ares CLO Ltd.
5.623% due 04/17/2033 •		$2,800	2,804

Atlas Senior Loan Fund Ltd.
5.510% due 10/23/2032 ~		2,591	2,590

Bain Capital Credit CLO Ltd.
5.743% due 10/20/2034 ~		2,200	2,201
5.943% due 10/20/2034 ~		2,200	2,203

Black Diamond CLO DAC
3.536% due 05/15/2032 •	EUR	2,276	2,464

Carval CLO Ltd.
5.538% due 07/16/2031 •		$4,922	4,925

CBAM Ltd.
5.932% due 07/15/2037 •		3,300	3,305

Centerbridge Credit Funding Ltd.
3.164% due 07/25/2039		300	285

CRB Securitization Trust
6.960% due 10/20/2033		547	550

DLLAA LLC
5.930% due 07/20/2026		126	127

Gallatin CLO Ltd.
6.214% due 07/15/2031 •		2,700	2,707

GoldenTree Loan Management U.S. CLO Ltd.
5.447% due 04/24/2031 •		1,764	1,763

Harvest CLO DAC
1.040% due 07/15/2031	EUR	638	668

Home Partners of America Trust
1.901% due 12/17/2026		$425	407

Invesco Euro CLO DAC
3.725% due 10/30/2038 •	EUR	1,500	1,620

Jubilee CLO DAC
3.435% due 04/15/2031 •		972	1,051

KKR CLO Ltd.
5.495% due 07/18/2030 •		$427	427
6.155% due 07/18/2030 •		3,700	3,706

Madison Park Euro Funding DAC
3.585% due 07/15/2032 •	EUR	1,796	1,948

Madison Park Funding Ltd.
5.540% due 10/22/2034 ~		$3,000	3,003

Marlette Funding Trust
5.950% due 11/15/2032		292	292

Navesink CLO Ltd.
5.572% due 04/15/2036 •		2,700	2,697

Nelnet Student Loan Trust
6.544% due 02/20/2041 •		299	307
6.640% due 02/20/2041		299	310

OAK Hill European Credit Partners DAC
3.474% due 01/20/2032 •	EUR	770	833

Ocean Trails CLO
6.002% due 10/15/2034 •		$2,000	2,002

OZLM Ltd.
6.005% due 07/20/2032 •		2,500	2,504
6.255% due 07/20/2032 •		1,500	1,503

Pagaya AI Debt Selection Trust
7.600% due 12/16/2030		117	117

Regatta Funding Ltd.
5.705% due 01/20/2035 •		4,800	4,803

Romark Credit Funding Ltd.
2.625% due 10/25/2039		300	279

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Segovia European CLO DAC
3.624% due 07/20/2032 •	EUR	2,769	$2,996

SMB Private Education Loan Trust
5.897% due 11/15/2052 •		$447	453

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		1,408	1,352

Theorem Funding Trust
7.580% due 04/15/2029		148	149

Toro European CLO DAC
3.709% due 01/12/2032 •	EUR	12,064	12,993

			81,407

Total Asset-Backed Securities (Cost $321,317)			315,626

SOVEREIGN ISSUES 7.6%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (f)	BRL	50,800	8,619
0.000% due 10/01/2025 (f)		25,100	4,104

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	2,100	1,546

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	18,500	790

Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	24,255	1,036
3.000% due 12/03/2026 (g)		51,374	2,416
4.000% due 11/30/2028 (g)		7,622	361
4.000% due 08/24/2034 (g)		110,159	5,018
6.000% due 05/13/2030		$400	408
6.875% due 05/13/2037		700	718
7.375% due 05/13/2055		300	307
8.000% due 11/07/2047	MXN	34,200	1,381
8.500% due 03/01/2029		23,500	1,136

Peru Government International Bond
5.400% due 08/12/2034	PEN	19,500	4,843
6.150% due 08/12/2032		62,100	16,983
6.900% due 08/12/2037		6,600	1,774
6.950% due 08/12/2031		2,700	786
7.300% due 08/12/2033		7,400	2,127
7.600% due 08/12/2039		1,000	282

Province of Quebec
4.450% due 09/01/2034	CAD	13,700	10,167

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	30,800	1,492
8.000% due 01/31/2030		27,600	1,443
8.250% due 03/31/2032		16,600	833
8.500% due 01/31/2037		21,300	966
9.000% due 01/31/2040		95,000	4,285

Saudi Government International Bond
5.625% due 01/13/2035		$5,800	5,966

Turkey Government International Bond
44.165% due 09/06/2028 ~	TRY	43,800	1,086
45.031% due 05/20/2026 ~		400	11
45.031% due 08/19/2026 ~		300	8
45.031% due 05/17/2028 ~		49,900	1,244

Total Sovereign Issues (Cost $81,643)			82,136

		SHARES
COMMON STOCKS 1.4%

COMMUNICATION SERVICES 0.0%

Verizon Communications, Inc.		2,210	100

Walt Disney Co.		2,210	218

			318

CONSUMER DISCRETIONARY 0.2%

Amazon.com, Inc. (d)		2,210	421

Home Depot, Inc.		2,210	810

McDonald’s Corp.		2,210	690

NIKE, Inc. ‘B’		2,210	140

			2,061

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	65

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.1%

Coca-Cola Co.	2,210	$158

Procter & Gamble Co.	2,210	377

Walmart, Inc.	2,210	194

		729

ENERGY 0.0%

Chevron Corp.	2,210	370

FINANCIALS 0.3%

American Express Co.	2,210	595

Goldman Sachs Group, Inc.	2,210	1,207

JPMorgan Chase & Co.	2,210	542

Travelers Cos., Inc.	2,210	584

Visa, Inc. ‘A’	2,210	775

		3,703

HEALTH CARE 0.2%

Amgen, Inc.	2,210	689

Johnson & Johnson	2,210	367

Merck & Co., Inc.	2,210	198

UnitedHealth Group, Inc.	2,210	1,157

		2,411

INDUSTRIALS 0.2%

3M Co.	2,210	324

Boeing Co. (d)	2,210	377

Caterpillar, Inc.	2,210	729

Honeywell International, Inc.	2,210	468

		1,898

INFORMATION TECHNOLOGY 0.3%

Apple, Inc.	2,210	491

Cisco Systems, Inc.	2,210	136

	SHARES	MARKET VALUE (000S)

International Business Machines Corp.	2,210	$550

Microsoft Corp.	2,210	830

NVIDIA Corp.	2,210	239

Salesforce, Inc.	2,210	593

		2,839

MATERIALS 0.1%

Sherwin-Williams Co.	2,210	772

Total Common Stocks (Cost $13,385)		15,101

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 35.9%

COMMERCIAL PAPER 5.3%

AbbVie, Inc.
4.640% due 04/15/2025	$5,110	5,100

AES Corp.
4.900% due 04/10/2025	2,720	2,716
4.900% due 04/11/2025	2,700	2,696

Alimentation Couche-Tard, Inc.
4.640% due 04/09/2025	2,640	2,637
4.650% due 04/10/2025	2,820	2,816

Broadcom, Inc.
4.560% due 04/10/2025	850	849

Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (b)	1,300	1,296
4.950% due 04/25/2025	4,050	4,037

Crown Castle, Inc.
4.910% due 04/29/2025	5,430	5,409

Enbridge U.S., Inc.
4.550% due 04/16/2025	3,950	3,942
4.640% due 04/25/2025	2,390	2,382

Global Payments, Inc.
5.000% due 04/07/2025	2,510	2,508
5.000% due 04/21/2025	2,920	2,911

Intel Corp.
4.600% due 04/02/2025	1,720	1,720

Kinder Morgan, Inc.
4.600% due 04/14/2025	5,300	5,290

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marsh & McLennan Cos, Inc.
4.630% due 04/21/2025	$5,450	$5,435

NextEra Energy Capital Holdings, Inc.
4.630% due 04/21/2025	4,940	4,927

		56,671

REPURCHASE AGREEMENTS (h) 26.7%
		287,500

U.S. TREASURY BILLS 3.9%
4.289% due 06/05/2025 (e)(f)(l)	42,032	41,714

Total Short-Term Instruments (Cost $385,892)		385,885

Total Investments in Securities (Cost $1,672,912)		1,666,015

	SHARES
INVESTMENTS IN AFFILIATES 8.6%

SHORT-TERM INSTRUMENTS 8.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%

PIMCO Short Asset Portfolio	6,906,879	67,618

PIMCO Short-Term Floating NAV Portfolio III	2,565,288	24,971

Total Short-Term Instruments (Cost $92,044)		92,589

Total Investments in Affiliates (Cost $92,044)		92,589

Total Investments 163.3% (Cost $1,764,956)		$1,758,604

Financial Derivative Instruments (i)(k) (2.6)% (Cost or Premiums, net $16,867)		(28,490)

Other Assets and Liabilities, net (60.7)%		(653,413)

Net Assets 100.0%		$1,076,701

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

66	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.380%	04/01/2025	04/02/2025	$128,700	U.S. Treasury Notes 4.000% due 12/15/2027	$(131,427)	$128,700	$128,700
	4.410	03/31/2025	04/01/2025	143,600	U.S. Treasury Notes 2.750% due 04/30/2027	(146,388)	143,600	143,617
JPS	4.500	03/31/2025	04/01/2025	15,200	U.S. Treasury Notes 0.750% due 04/30/2026	(15,519)	15,200	15,202

Total Repurchase Agreements						$(293,334)	$287,500	$287,519

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.9)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$47,000	$(42,183)	$(42,364)

Total Short Sales (3.9)%				$(42,183)	$(42,364)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$272,317	$0	$0	$272,317	$(277,815)	$(5,498)
JPS	15,202	0	0	15,202	(15,519)	(317)

Total Borrowings and Other Financing Transactions	$287,519	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(338) at a weighted average interest rate of 4.726%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	14	$14	$(4)	$(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	9	9	(2)	(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	23	23	(6)	(5)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	14	14	(5)	(8)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	9	9	(3)	(4)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	23	23	(7)	(9)

Total Written Options					$(27)	$(28)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	67

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Buxl 30-Year Bond June Futures	06/2025	1	$129	$(8)	$1	$0
U.S. Treasury 5-Year Note June Futures	06/2025	383	41,424	14	0	(12)
U.S. Treasury 10-Year Note June Futures	06/2025	111	12,345	146	2	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	326	37,205	432	31	0
U.S. Treasury Long-Term Bond June Futures	06/2025	159	18,648	186	30	0

				$770	$64	$(12)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	266	$(55,108)	$(229)	$2	$0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	136	(16,626)	(89)	0	(59)

				$(318)	$2	$(59)

Total Futures Contracts				$452	$66	$(71)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.346%	$	900	$15	$(8)	$7	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		200	(1)	4	3	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.269		100	1	0	1	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401		2,100	27	(5)	22	0	(1)
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328	EUR	1,000	6	(1)	5	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.204		100	1	0	1	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.436	$	200	7	(5)	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		1,900	22	7	29	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462		1,970	391	(238)	153	0	(2)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		2,425	292	18	310	1	0

							$761	$(228)	$533	$1	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$	294	$0	$17	$17	$0	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		8,100	588	(142)	446	2	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		2,000	104	2	106	1	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		100	1	0	1	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		100	1	1	2	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		700	10	3	13	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		600	13	(1)	12	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		84,830	1,894	(261)	1,633	1	(1)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		30,500	559	2	561	5	0

						$3,170	$(379)	$2,791	$9	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	60,200	$(1,655)	$(129)	$(1,784)	$262	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	7	5	3	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	9	8	0	(2)

68	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.930%	Annual	01/06/2035	GBP	500	$(1)	$(12)	$(13)	$5	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025	$	11,100	(157)	218	61	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		78,690	1,172	(354)	818	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		67,900	(172)	568	396	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		4,700	(54)	204	150	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,600	0	28	28	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		13,780	0	128	128	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		6,390	136	24	160	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		9,580	90	(42)	48	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,500	(3)	(9)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		17,260	508	288	796	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		21,700	142	3,227	3,369	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		14,500	42	(68)	(26)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		8,400	1,178	69	1,247	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		1,500	(29)	40	11	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		67,600	4,419	207	4,626	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		500	(2)	(17)	(19)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		600	(3)	(6)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		300	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		700	(3)	(2)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		500	(2)	2	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	4	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		12,750	71	47	118	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		170	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		600	(2)	14	12	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		500	(2)	13	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	17	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		500	(2)	19	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		240	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		250	(1)	13	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		400	(2)	21	19	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		500	(2)	25	23	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		1,100	(4)	11	7	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		800	(3)	8	5	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,100	(5)	6	1	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		500	(2)	5	3	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		52,600	(330)	493	163	0	(163)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		300	(1)	7	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		800	(3)	14	11	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		600	(2)	5	3	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		400	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		500	(1)	6	5	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		700	(2)	9	7	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		800	(2)	10	8	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		1,100	(3)	13	10	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		1,000	(3)	23	20	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		500	(1)	13	12	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		400	(1)	12	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		800	(2)	23	21	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		300	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		450	(2)	(3)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		700	(3)	(5)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		900	(3)	(5)	(8)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		600	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		800	(2)	(7)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,100	(3)	(16)	(19)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,500	(4)	(17)	(21)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		900	(3)	(6)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	0.982	Semi-Annual	02/15/2036		5,500	(1)	1,535	1,534	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		10,900	166	139	305	0	(72)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		11,300	2,127	3,192	5,319	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,540	514	1,405	1,919	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		6,900	(155)	604	449	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		33,150	517	1,500	2,017	0	(81)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034	EUR	200	(1)	(3)	(4)	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	69

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month EUR-EURIBOR	2.580%	Annual	08/29/2034	EUR	600	$(2)	$(4)	$(6)	$0	$(2)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	14	13	0	(2)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		400	(1)	(9)	(10)	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	23,800	(102)	419	317	103	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	20,600	0	1	1	0	(6)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	800	(1)	5	4	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		3,110	(30)	3	(27)	7	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		500	(2)	(26)	(28)	0	(2)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		370	(2)	(16)	(18)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(11)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(11)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		300	(1)	(13)	(14)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		500	(2)	(18)	(20)	0	(2)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		600	(2)	(19)	(21)	0	(2)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(10)	(11)	0	(2)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		400	(1)	(6)	(7)	0	(2)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		500	(1)	(19)	(20)	2	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		400	(1)	10	9	0	(2)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		200	(1)	(3)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		600	(2)	(9)	(11)	2	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		500	(1)	(1)	(2)	2	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		400	(1)	(4)	(5)	2	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		500	(1)	(8)	(9)	0	(9)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		31,790	(1,533)	259	(1,274)	134	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		13,100	992	76	1,068	0	(103)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	15,500	0	(4)	(4)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		21,400	0	(6)	(6)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		22,100	0	(38)	(38)	0	0
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		21,400	0	(52)	(52)	0	0
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		15,500	0	(36)	(36)	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	900	0	(3)	(3)	0	(2)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		7,600	(1)	(96)	(97)	0	(18)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		7,350	7	(143)	(136)	0	(17)
Receive	CPURNSA	0.000	Maturity	03/25/2030	$	7,000	0	36	36	6	0
Receive	CPURNSA	0.000	Maturity	03/27/2030		21,700	0	90	90	20	0

							$7,736	$13,888	$21,624	$593	$(885)

Total Swap Agreements							$11,667	$13,281	$24,948	$603	$(889)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$66	$603	$669	$(28)	$(71)	$(893)	$(992)

(j)

Securities with an aggregate market value of $3,486 and cash of $26,983 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

70	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(K) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	31,463		$209	$0	$(1)
	04/2025		$16,716	AUD	26,424	0	(205)
	04/2025		217	JPY	32,427	0	(1)
	04/2025		273	SGD	365	0	(1)
	05/2025	AUD	26,424		$16,719	205	0
	05/2025	CNH	11,274		1,539	0	(17)
	05/2025	SGD	365		273	1	0
	05/2025		$5,685	CNH	41,170	2	(6)
	05/2025		209	JPY	31,357	1	0
	06/2025	CNH	22,441		$3,070	0	(35)
	06/2025		$1,621	CNH	11,701	0	(3)
	07/2025	CNH	20,488		$2,844	5	(1)
	08/2025		20,491		2,842	0	(5)

BOA	04/2025	CZK	1,504		61	0	(4)
	04/2025	EUR	323		349	0	0
	04/2025	KRW	451,138		308	1	0
	04/2025		$2,409	ZAR	43,756	0	(25)
	05/2025	CNH	11,023		$1,506	0	(15)
	05/2025	HKD	3,484		448	0	0
	05/2025	IDR	4,577,320		275	1	0
	05/2025		$311	INR	26,712	1	0
	06/2025	CNH	14,180		$1,954	1	(9)
	06/2025		$794	CNH	5,739	0	0
	06/2025		308	KRW	449,440	0	(2)
	06/2025		4,410	PLN	17,041	0	(21)
	08/2025	CNH	5,808		$812	5	0
	08/2025	TWD	456		14	0	0

BPS	04/2025	AUD	4,586		2,890	24	0
	04/2025	BRL	29,261		5,088	0	(40)
	04/2025	CAD	5,030		3,514	19	0
	04/2025	CZK	20,898		859	0	(46)
	04/2025	EUR	41,509		43,525	0	(1,358)
	04/2025	IDR	27,489,211		1,658	8	0
	04/2025	ILS	960		260	2	0
	04/2025	JPY	11,229		75	0	0
	04/2025	KRW	7,906,191		5,400	30	0
	04/2025	SGD	273		205	2	0
	04/2025	TRY	11,426		289	0	(2)
	04/2025	TWD	528,347		16,076	165	0
	04/2025		$5,104	BRL	29,261	25	(1)
	04/2025		5,804	IDR	95,474,434	0	(76)
	04/2025		2,727	INR	236,717	40	0
	04/2025		2,139	JPY	318,969	0	(13)
	04/2025		2,328	KRW	3,381,893	0	(32)
	04/2025		175	SGD	234	0	(1)
	04/2025		10,224	TWD	335,834	0	(111)
	04/2025	ZAR	27,167		$1,481	3	(2)
	05/2025	CNH	38,908		5,354	1	(17)
	05/2025	IDR	13,646,793		820	3	0
	05/2025	SGD	234		175	1	0
	05/2025		$661	EUR	613	3	0
	05/2025		1,080	IDR	17,920,461	0	(6)
	05/2025		2,798	INR	240,031	3	0
	05/2025		75	JPY	11,191	0	0
	06/2025	CNH	23,509		$3,221	0	(32)
	06/2025	KRW	234,259		164	5	0
	06/2025	PLN	769		199	1	0
	06/2025	TRY	66,315		1,686	88	0
	06/2025		$4,547	PLN	17,661	25	(24)
	07/2025	TWD	85,594		$2,634	41	0
	08/2025	CNH	47,898		6,667	13	0
	08/2025	TWD	221,989		6,794	52	0
	10/2025	BRL	12,400		2,071	1	(10)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	71

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BRC	04/2025	ILS	9,661		$2,609	$9	$0
	04/2025	INR	7,366		84	0	(2)
	04/2025	TRY	1,714		43	0	(1)
	04/2025		$1,384	IDR	22,652,745	0	(25)
	04/2025		197	ILS	723	0	(2)
	04/2025		86	INR	7,357	0	0
	04/2025		1,372	TRY	52,827	1	(17)
	05/2025	INR	7,378		$86	0	0
	05/2025	TRY	3,559		90	0	0
	05/2025		$183	TRY	7,160	0	(4)
	06/2025	TRY	26,942		$646	0	(3)
	06/2025		$127	PLN	492	0	0
	06/2025		3,786	TRY	149,544	0	(181)
BSH	04/2025	AUD	23,442		$14,852	204	0
	04/2025	JPY	576,786		3,841	0	(5)
	04/2025	PEN	5,420		1,427	0	(48)
	05/2025		985		260	0	(8)
	05/2025		$3,841	JPY	574,843	5	0
	06/2025	PEN	14,152		$3,869	25	0
	06/2025		$1,138	PLN	4,384	0	(9)
	07/2025	PEN	5,694		$1,518	0	(28)

CBK	04/2025	BRL	43,658		7,619	3	(35)
	04/2025	CHF	4,233		4,811	26	0
	04/2025	DKK	107		15	0	0
	04/2025	IDR	29,176,382		1,759	7	0
	04/2025	ILS	6,587		1,807	35	0
	04/2025	INR	69,744		810	0	(6)
	04/2025	PEN	15,436		4,108	0	(91)
	04/2025	TWD	364,448		11,123	148	0
	04/2025		$7,603	BRL	43,658	48	0
	04/2025		32,045	CAD	45,646	0	(324)
	04/2025		625	CHF	551	0	(3)
	04/2025		3,501	IDR	57,345,939	0	(60)
	04/2025		1,155	INR	99,410	6	0
	04/2025		154	KRW	225,272	0	(1)
	04/2025		5,249	PEN	19,145	0	(41)
	04/2025		11,795	TWD	386,583	0	(154)
	05/2025	CAD	45,579		$32,045	324	0
	05/2025	IDR	16,278,768		980	4	0
	05/2025	PEN	872		230	0	(7)
	05/2025	THB	1		0	0	0
	05/2025		$1,076	IDR	17,875,933	0	(5)
	06/2025	CNH	8,025		$1,107	0	(3)
	06/2025	KRW	14,986,506		10,430	223	0
	06/2025	PEN	2,162		588	1	0
	06/2025		$722	CNH	5,214	0	(1)
	06/2025		618	KRW	893,045	0	(10)
	07/2025	PEN	11,065		$3,025	20	0
	07/2025	TWD	149,188		4,586	66	0
	07/2025		$6,979	BRL	40,807	34	0
	08/2025	PEN	8,668		$2,321	0	(31)
	08/2025	TWD	165,369		5,075	52	0
	09/2025	PEN	8,126		2,225	22	0
	12/2025		4,721		1,275	0	(2)

DUB	04/2025	CAD	40		28	0	0
	04/2025	IDR	9,547,115		578	5	0
	04/2025	ILS	6,649		1,828	40	0
	04/2025	JPY	99,800		678	13	0
	04/2025	NZD	399		228	1	0
	04/2025	SGD	34		26	0	0
	04/2025		$13	DKK	92	0	0
	04/2025		696	EUR	663	21	0
	04/2025		3,827	IDR	63,419,581	0	(23)
	04/2025		473	INR	40,701	2	0
	04/2025		229	NZD	399	0	(3)
	04/2025		140	SGD	187	0	0
	05/2025	DKK	92		$13	0	0
	05/2025	IDR	2,004,437		121	0	0
	05/2025	NZD	399		229	3	0
	05/2025	PEN	1,515		398	0	(13)
	05/2025	SGD	187		140	0	0
	06/2025	KRW	10,552,237		7,345	158	0
	08/2025		$1,161	CNH	8,317	0	(6)

72	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

FAR	04/2025	BRL	110,096		$19,173	$0	$(120)
	04/2025	CHF	13,245		14,860	0	(112)
	04/2025	DKK	169		24	0	(1)
	04/2025	ILS	6,944		1,913	45	0
	04/2025	JPY	412,656		2,741	0	(10)
	04/2025		$19,191	BRL	110,096	102	0
	04/2025		1,658	JPY	247,429	0	(9)
	04/2025		131	TWD	4,290	0	(2)
	05/2025		1,450	CNH	10,462	0	(6)
	05/2025		2,741	JPY	411,266	10	0
	06/2025		537	BRL	3,126	4	0
	06/2025		2,197	PLN	8,497	0	(8)
	07/2025	CNH	10,422		$1,450	6	0

GLM	04/2025	BRL	39,095		6,925	92	(18)
	04/2025	CAD	536		373	1	0
	04/2025	DKK	17,700		2,617	51	0
	04/2025	IDR	25,593,718		1,541	6	0
	04/2025	KRW	686,828		468	2	0
	04/2025	PEN	6,932		1,831	0	(55)
	04/2025	TRY	737		18	0	(1)
	04/2025		$6,656	BRL	39,095	195	0
	04/2025		2,657	IDR	43,730,141	0	(33)
	04/2025		210	KRW	306,935	0	(1)
	05/2025	CNH	10,719		$1,463	0	(16)
	05/2025	IDR	7,822,051		469	0	0
	05/2025		$1,541	IDR	25,616,838	0	(6)
	06/2025		1,254	CNH	9,068	4	(4)
	06/2025		468	KRW	684,333	0	(2)
	06/2025		1,118	PLN	4,315	0	(6)
	07/2025	TWD	15,569		$479	7	0
	07/2025		$35	TWD	1,138	0	(1)
	09/2025	PEN	3,476		$948	6	0
	10/2025	BRL	12,700		2,093	0	(37)

IND	04/2025		$16	CHF	14	0	0
	04/2025		26	DKK	179	0	0
	05/2025	CHF	14		$16	0	0
	05/2025	DKK	178		26	0	0

JPM	04/2025	BRL	124,697		21,944	96	(4)
	04/2025	EUR	524		551	0	(15)
	04/2025	IDR	4,591,973		278	3	0
	04/2025	ILS	7,299		2,005	42	0
	04/2025	JPY	185,948		1,237	0	(3)
	04/2025	SGD	37		27	0	0
	04/2025	TRY	1,421		35	0	(1)
	04/2025	TWD	48,188		1,470	18	0
	04/2025		$21,722	BRL	124,697	130	0
	04/2025		45,313	EUR	42,011	113	0
	04/2025		570	IDR	9,361,631	0	(8)
	04/2025		974	INR	84,303	10	0
	04/2025		1,781	JPY	265,532	0	(11)
	04/2025		154	KRW	225,173	0	(1)
	04/2025		5,592	TWD	183,745	0	(59)
	04/2025	ZAR	8,987		$493	3	0
	05/2025	CNH	11,457		1,568	0	(13)
	05/2025	EUR	42,011		45,387	0	(113)
	05/2025	IDR	5,246,842		316	2	0
	05/2025	TRY	345		9	0	0
	05/2025		$5,328	CNH	38,620	7	(5)
	05/2025		438	JPY	65,926	3	0
	06/2025	CNH	1,717		$235	0	(2)
	06/2025	MXN	250,597		12,143	22	0
	06/2025	PLN	3,203		828	3	0
	06/2025		$21,062	BRL	121,187	0	(95)
	06/2025		565	MXN	11,621	0	(3)
	06/2025		4,674	PLN	18,108	7	(18)
	06/2025		182	TRY	7,197	0	(6)
	07/2025	CNH	19,746		$2,736	2	(3)
	07/2025	TWD	86,638		2,664	40	0
	07/2025		$757	BRL	4,427	4	0
	08/2025	CNH	18,697		$2,592	1	(6)
	08/2025	TWD	147,473		4,514	35	0
	08/2025		$649	TWD	21,011	0	(11)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	73

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

MBC	04/2025	CHF	206		$233	$0	$0
	04/2025	EUR	318		347	3	0
	04/2025	JPY	96,300		651	9	0
	04/2025	SGD	312		233	1	0
	04/2025	TRY	13,634		353	6	0
	04/2025	TWD	75,850		2,345	61	0
	04/2025		$10	CAD	15	0	0
	04/2025		19,379	CHF	17,119	0	(29)
	04/2025		1	DKK	5	0	0
	04/2025		3,103	GBP	2,402	1	(1)
	04/2025		2,129	INR	184,204	22	0
	04/2025		2,191	JPY	327,600	0	(7)
	04/2025		2,471	TWD	81,182	0	(26)
	04/2025	ZAR	21,785		$1,192	5	0
	05/2025	CAD	15		10	0	0
	05/2025	CHF	17,058		19,379	29	0
	05/2025	CNH	18,092		2,494	1	(4)
	05/2025	DKK	5		1	0	0
	05/2025	IDR	3,138,175		189	1	0
	05/2025	THB	1,808		54	0	0
	05/2025		$2,627	CNH	19,047	3	(2)
	06/2025	KRW	2,618,792		$1,820	36	0
	06/2025		$1,396	PLN	5,387	0	(9)
	07/2025	CNH	9,466		$1,314	2	0
	07/2025	TWD	41,659		1,278	16	0
	08/2025	CNH	16,732		2,323	4	(5)
	08/2025	TWD	39,033		1,193	7	0

MYI	04/2025	CAD	40,055		28,137	302	0
	04/2025	DKK	19,400		2,864	52	0
	04/2025	GBP	6,011		7,617	0	(148)
	04/2025	SGD	131		98	0	0
	04/2025		$1,009	AUD	1,604	0	(7)
	04/2025		8,175	DKK	54,690	0	(248)
	04/2025		558	TWD	18,257	0	(9)
	04/2025		2,541	ZAR	46,460	0	(10)
	05/2025	IDR	2,917,531		$175	0	0
	06/2025	CNH	4,674		645	0	(2)
	06/2025		$294	PLN	1,166	6	0
	07/2025	BRL	50,800		$8,654	0	(77)

NGF	06/2025	KRW	3,564,002		2,501	75	0

SCX	04/2025	JPY	17,332		115	0	(1)
	04/2025	PEN	5,355		1,409	0	(48)
	04/2025	TWD	39,764		1,225	28	0
	04/2025		$1,725	IDR	28,223,732	0	(32)
	04/2025		154	KRW	224,933	0	(1)
	04/2025		716	TWD	23,542	0	(7)
	05/2025	CNH	14,349		$1,991	10	0
	05/2025	IDR	1,225,356		74	0	0
	05/2025		$140	JPY	20,992	1	0
	06/2025	CNH	1,463		$201	0	(1)
	06/2025		$180	MXN	3,693	0	(2)
	07/2025	PEN	7,920		$2,122	0	(28)
	08/2025	TWD	23,347		716	6	0

SSB	04/2025	PEN	15,144		3,986	0	(134)
	04/2025		$4,667	GBP	3,609	0	(5)
	05/2025	GBP	3,609		$4,667	5	0
	05/2025	PEN	3,372		889	0	(28)

UAG	04/2025	BRL	6,641		1,144	0	(20)
	04/2025	DKK	17,500		2,581	45	0
	04/2025	IDR	3,126,211		188	1	0
	04/2025		$1,156	BRL	6,641	7	0
	04/2025		189	IDR	3,126,211	0	(1)
	04/2025		1,635	JPY	243,277	0	(13)
	05/2025		188	IDR	3,130,607	0	(1)
	06/2025		410	PLN	1,584	0	(2)

Total Forward Foreign Currency Contracts						$4,101	$(5,007)

74	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	120,000	$577	$474

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	22,100	6	0

Total Purchased Options							$583	$474

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	1,500	$ (2)	$ (1)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	1,500	(3)	(2)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	3,200	(4)	(3)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	2,800	(3)	(3)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	2,900	(3)	(3)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	1,400	(1)	(2)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,000	(1)	(1)

						$ (17)	$ (15)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	700	$(1)	$(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	700	(1)	0

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	120,000	(214)	(137)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	120,000	(357)	(253)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	400	(1)	(2)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	400	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	400	(1)	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	900	(3)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	900	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	1,000	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	1,000	(4)	(4)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	1,500	(6)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	1,500	(6)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	500	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	500	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	700	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	700	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	700	(3)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	700	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	700	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	700	(3)	(3)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	800	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	800	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	400	(2)	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	500	(2)	(1)

							$(656)	$(450)

Total Written Options							$(673)	$(465)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	75

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026		—♦%	$	1,224	$0	$8	$8	$0

GST	Soft Bank Group, Inc.	1.000	Quarterly	06/20/2026	1.326			100	(1)	1	0	0

MYC	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253			100	0	0	0	0

									$(1)	$9	$8	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	9,445	$(2,522)	$1,780	$0	$(742)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	4,725	917	18	935	0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		5,513	1,094	(4)	1,090	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		3,052	610	(6)	604	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		25,299	5,219	(214)	5,005	0

							$5,318	$1,574	$7,634	$(742)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	ERAUSLT Index	3,651	4.990% (FEDL01 plus a specified spread)	Monthly	04/09/2025	$2,156	$0	$(9)	$0	$(9)

FAR	Pay	DJITR Index	143	5.110	Monthly	06/20/2025	15,093	0	11	11	0

JPM	Receive	ERAUSLT Index	110,843	5.030% (FEDL01 plus a specified spread)	Monthly	10/01/2025	65,461	0	(268)	0	(268)

	Receive	ERAUSLT Index	576,632	5.130% (FEDL01 plus a specified spread)	Maturity	02/18/2026	355,136	0	(18,047)	0	(18,047)

	Receive	ERAUSLT Index	612,064	5.090	Maturity	04/08/2026	367,214	0	(7,086)	0	(7,086)

MYI	Receive	ERAUSLT Index	296,833	4.830% (FEDL01 plus a specified spread)	Monthly	04/02/2025	182,867	0	(8,254)	0	(8,254)

	Receive	ERAUSLT Index	31,205	4.840% (FEDL01 plus a specified spread)	Monthly	05/07/2025	18,429	0	(72)	0	(72)

	Receive	ERAUSLT Index	48,506	4.950% (FEDL01 plus a specified spread)	Monthly	05/07/2025	28,646	0	(119)	0	(119)

	Receive	ERAUSLT Index	92,733	4.960	Monthly	06/04/2025	54,765	0	(198)	0	(198)

	Receive	ERAUSLT Index	36,676	4.820% (FEDL01 plus a specified spread)	Monthly	07/09/2025	21,660	0	(85)	0	(85)
	Receive	ERAUSLT Index	17,294	5.120% (FEDL01 plus a specified spread)	Monthly	11/05/2025	10,213	0	(43)	0	(43)

								$0	$(34,170)	$11	$(34,181)

Total Swap Agreements								$5,317	$(32,587)	$7,653	$(34,923)

76	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$214	$0	$0	$214	$(275)	$0	$0	$(275)	$(61)	$0	$(61)
BOA	9	0	935	944	(76)	0	(742)	(818)	126	(420)	(294)
BPS	555	0	1,090	1,645	(1,771)	(2)	0	(1,773)	(128)	624	496
BRC	10	474	0	484	(235)	(395)	0	(630)	(146)	0	(146)
BSH	234	0	0	234	(98)	0	0	(98)	136	0	136
CBK	1,019	0	0	1,019	(774)	(1)	(9)	(784)	235	162	397
DUB	243	0	8	251	(45)	0	0	(45)	206	0	206
FAR	167	0	11	178	(268)	(17)	0	(285)	(107)	313	206
GLM	364	0	0	364	(180)	(28)	0	(208)	156	(330)	(174)
GST	0	0	604	604	0	(12)	0	(12)	592	(580)	12
JPM	541	0	5,005	5,546	(377)	(2)	(25,401)	(25,780)	(20,234)	30,313	10,079
MBC	207	0	0	207	(83)	0	0	(83)	124	(280)	(156)
MYC	0	0	0	0	0	(5)	0	(5)	(5)	(40)	(45)
MYI	360	0	0	360	(501)	0	(8,771)	(9,272)	(8,912)	16,102	7,190
NGF	75	0	0	75	0	(2)	0	(2)	73	0	73
RBC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
SCX	45	0	0	45	(120)	0	0	(120)	(75)	0	(75)
SSB	5	0	0	5	(167)	0	0	(167)	(162)	0	(162)
UAG	53	0	0	53	(37)	0	0	(37)	16	0	16

Total Over the Counter	$4,101	$474	$7,653	$12,228	$(5,007)	$(465)	$(34,923)	$(40,395)

(l)

Securities with an aggregate market value of $47,514 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	77

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$66	$66
Swap Agreements	0	10	0	0	593	603

	$0	$10	$0	$0	$659	$669

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,101	$0	$4,101
Purchased Options	0	0	0	0	474	474
Swap Agreements	0	7,642	11	0	0	7,653

	$0	$7,642	$11	$4,101	$474	$12,228

	$0	$7,652	$11	$4,101	$1,133	$12,897

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$28	$28
Futures	0	0	0	0	71	71
Swap Agreements	0	8	0	0	885	893

	$0	$8	$0	$0	$984	$992

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,007	$0	$5,007
Written Options	0	15	0	0	450	465
Swap Agreements	0	742	34,181	0	0	34,923

	$0	$757	$34,181	$5,007	$450	$40,395

	$0	$765	$34,181	$5,007	$1,434	$41,387

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$156	$156
Futures	0	0	(4,056)	0	(757)	(4,813)
Swap Agreements	0	2,408	0	0	11,983	14,391

	$0	$2,408	$(4,056)	$0	$11,382	$9,734

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,265	$0	$11,265
Purchased Options	0	0	0	0	(100)	(100)
Written Options	0	0	0	0	849	849
Swap Agreements	0	647	38,824	0	0	39,471

	$0	$647	$38,824	$11,265	$749	$51,485

	$0	$3,055	$34,768	$11,265	$12,131	$61,219

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(11)	$(11)
Futures	0	0	660	0	(205)	455
Swap Agreements	0	(1,093)	0	0	(11,468)	(12,561)

	$0	$(1,093)	$660	$0	$(11,684)	$(12,117)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,045)	$0	$(4,045)
Purchased Options	0	0	0	0	(179)	(179)
Written Options	0	2	0	0	152	154
Swap Agreements	0	(558)	(100,408)	0	0	(100,966)

	$0	$(556)	$(100,408)	$(4,045)	$(27)	$(105,036)

	$0	$(1,649)	$(99,748)	$(4,045)	$(11,711)	$(117,153)

78	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,081	$1,081
Corporate Bonds & Notes
Banking & Finance	0	51,481	0	51,481
Industrials	0	11,809	0	11,809
Utilities	0	15,759	0	15,759
Municipal Bonds & Notes
California	0	504	0	504
U.S. Government Agencies	0	629,110	0	629,110
U.S. Treasury Obligations	0	68,655	0	68,655
Non-Agency Mortgage-Backed Securities	0	88,868	0	88,868
Asset-Backed Securities
Automobile ABS Other	0	234	0	234
Automobile Sequential	0	79,687	0	79,687
CMBS Other	0	39,427	0	39,427
CMBS Subordinated	0	4,721	0	4,721
Credit Card Bullet	0	20,700	0	20,700
Home Equity Other	0	80,545	0	80,545
Home Equity Sequential	0	1,264	0	1,264
Whole Loan Collateral	0	7,641	0	7,641
Other ABS	0	81,407	0	81,407
Sovereign Issues	0	82,136	0	82,136
Common Stocks
Communication Services	318	0	0	318
Consumer Discretionary	2,061	0	0	2,061
Consumer Staples	729	0	0	729
Energy	370	0	0	370
Financials	3,703	0	0	3,703
Health Care	2,411	0	0	2,411
Industrials	1,898	0	0	1,898
Information Technology	2,839	0	0	2,839
Materials	772	0	0	772

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short-Term Instruments
Commercial Paper	$0	$56,671	$0	$56,671
Repurchase Agreements	0	287,500	0	287,500
U.S. Treasury Bills	0	41,714	0	41,714

	$15,101	$1,649,833	$1,081	$1,666,015

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$92,589	$0	$0	$92,589

Total Investments	$107,690	$1,649,833	$1,081	$1,758,604

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,364)	$0	$(42,364)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	668	0	669
Over the counter	0	12,220	8	12,228

	$1	$12,888	$8	$12,897

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(988)	0	(988)
Over the counter	0	(39,653)	(742)	(40,395)

	$0	$(40,641)	$(742)	$(41,383)

Total Financial Derivative Instruments	$1	$(27,753)	$(734)	$(28,486)

Totals	$107,691	$1,579,716	$347	$1,687,754

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	79

Schedule of Investments	PIMCO RAE PLUS International Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.9%

CORPORATE BONDS & NOTES 4.7%

BANKING & FINANCE 3.0%

American Express Co.
5.284% due 07/26/2035 •	$400	$400

Bank of America Corp.
1.734% due 07/22/2027 •	200	193

Bank of Nova Scotia
5.450% due 08/01/2029	500	514

Barclays PLC
6.224% due 05/09/2034 •	400	417

Equinix, Inc.
1.550% due 03/15/2028	100	92

Extra Space Storage LP
5.400% due 06/15/2035	100	99

Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	201
5.800% due 03/08/2029	200	198

Goldman Sachs Group, Inc.
6.208% due 03/15/2028 •	400	409

GSPA Monetization Trust
6.422% due 10/09/2029	30	30

HSBC Holdings PLC
5.887% due 08/14/2027 •	200	203

Jackson National Life Global Funding
5.600% due 04/10/2026	300	303

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •	200	205

Prologis LP
5.000% due 01/31/2035	100	99

UBS Group AG
4.751% due 05/12/2028 •	500	500

VICI Properties LP
4.750% due 02/15/2028	100	100

		3,963

INDUSTRIALS 0.9%

Boeing Co.
6.528% due 05/01/2034	100	107

Occidental Petroleum Corp.
5.550% due 10/01/2034	500	489

T-Mobile USA, Inc.
3.875% due 04/15/2030	100	96
4.200% due 10/01/2029	100	98

United Airlines Pass-Through Trust
5.450% due 08/15/2038	99	100

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	300	300

		1,190

UTILITIES 0.8%

Edison International
6.250% due 03/15/2030	100	101

Pacific Gas & Electric Co.
4.500% due 07/01/2040	100	85
6.150% due 03/01/2055	100	98
6.700% due 04/01/2053	300	313

Southern California Edison Co.
4.875% due 02/01/2027	100	100
5.150% due 06/01/2029	300	302

		999

Total Corporate Bonds & Notes (Cost $6,105)		6,152

U.S. GOVERNMENT AGENCIES 56.0%

Fannie Mae
0.000% due 08/25/2039 (b)(f)	247	213
0.000% due 11/25/2040 •	3	2
1.596% due 03/25/2037 •(a)	109	10

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.646% due 04/25/2037 •(a)		$402	$34
1.696% due 11/25/2039 •(a)		62	6
1.926% due 03/25/2037 •(a)		147	13
1.946% due 05/25/2037 •(a)		370	30
2.242% due 01/25/2031 ~(a)		453	28
2.336% due 04/25/2037 •(a)		677	86
2.746% due 02/25/2037 •(a)		65	7
3.196% due 07/25/2033 •(a)		36	3
4.202% due 10/01/2029 ~		700	696
4.300% due 12/01/2029		501	500
4.705% due 09/01/2031 •		1,300	1,314
4.720% due 10/01/2028		800	812
4.784% due 04/25/2037 •		3	3
4.804% due 07/25/2037 •		4	5
4.930% due 06/01/2029		300	307
4.974% due 10/25/2040 •		14	14
5.300% due 11/01/2030		600	623

Freddie Mac
0.000% due 02/15/2041 •		3	2
1.150% due 09/15/2041 •		468	435
1.934% due 02/15/2040 •		95	86
2.107% due 09/15/2036 •(a)		127	12
3.000% due 09/01/2032		356	344
4.763% due 05/15/2037 •		5	5
5.000% due 04/15/2041		195	199
5.280% due 11/25/2054 •		496	497
5.490% due 12/25/2054 •		1,012	1,017
5.500% due 03/15/2034		90	93

Ginnie Mae
4.787% due 08/20/2047 •		90	87

Ginnie Mae, TBA
4.500% due 05/01/2055		990	950
5.000% due 04/01/2055		2,150	2,115

U.S. Small Business Administration
5.490% due 03/01/2028		5	5
6.020% due 08/01/2028		39	40

Uniform Mortgage-Backed Security
3.000% due 01/01/2027		51	51
4.500% due 08/01/2052 - 12/01/2054		1,160	1,116
5.500% due 04/01/2054 - 05/01/2054		3,310	3,308

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055		2,800	2,426
4.000% due 05/01/2055		9,810	9,128
4.500% due 05/01/2055		3,570	3,413
5.000% due 04/01/2055		4,430	4,342
5.500% due 05/01/2055		2,400	2,395
6.000% due 06/01/2055		14,700	14,902
6.500% due 06/01/2055		21,260	21,887

Total U.S. Government Agencies (Cost $73,761)			73,561

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Inflation Protected Securities (g)
1.875% due 07/15/2034		3,745	3,781

Total U.S. Treasury Obligations (Cost $3,782)			3,781

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.2%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		167	148

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	444	575

Banc of America Funding Trust
4.483% due 06/20/2037 ~		$29	25
4.940% due 09/20/2046 ~		642	577
6.000% due 08/25/2036		19	18

Banc of America Mortgage Trust
5.916% due 02/25/2034 ~		10	10
6.027% due 01/25/2035 ~		8	8
6.222% due 06/25/2034 •		12	12

Bear Stearns Adjustable Rate Mortgage Trust
4.526% due 02/25/2036 •		130	120
6.530% due 02/25/2036 •		5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Mortgage Finance Trust
4.906% due 09/25/2036 •	$169	$141
4.929% due 01/25/2036 ~	14	13

ChaseFlex Trust
5.035% due 07/25/2037 •	1,427	1,238

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.665% due 05/25/2036 •	195	185

Citigroup Mortgage Loan Trust
4.821% due 09/25/2037 •	19	17
6.170% due 09/25/2062 þ	629	630
6.560% due 10/25/2035 ~	27	25
7.230% due 10/25/2035 ~	22	22

CitiMortgage Alternative Loan Trust
5.035% due 04/25/2037 •	230	193
6.000% due 06/25/2037	158	137

Countrywide Alternative Loan Trust
4.644% due 09/20/2046 •	38	37
4.955% due 12/25/2035 •	17	15
5.034% due 11/20/2035 •	87	81
5.500% due 06/25/2025	306	246
5.500% due 11/25/2035	124	69
5.750% due 03/25/2037	268	140
6.000% due 12/25/2035	412	298
6.000% due 05/25/2036	71	33
6.000% due 08/25/2036 •	135	78
6.035% due 08/25/2035 •	49	46
6.115% due 01/25/2036 •	190	179
6.250% due 08/25/2036	942	507
7.000% due 10/25/2037	151	52

Countrywide Home Loan Mortgage Pass-Through Trust
5.035% due 05/25/2035 •	105	92
5.095% due 02/25/2035 •	9	8
5.750% due 05/25/2037	12	6
6.000% due 01/25/2037	336	158
6.000% due 02/25/2037	337	157
7.789% due 10/20/2034 ~	13	13

Countrywide Home Loan Reperforming REMIC Trust
4.775% due 06/25/2035 ~	56	54

Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.471% due 06/25/2050 ~	841	742
5.750% due 08/25/2036	25	21

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ	2,701	432

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.815% due 02/25/2037 •	759	658
4.935% due 02/25/2035 •	40	39

First Horizon Alternative Mortgage Securities Trust
5.292% due 06/25/2036 •	433	348
5.700% due 12/25/2035 ~	53	40

GSR Mortgage Loan Trust
4.632% due 11/25/2035 •	35	31
5.076% due 11/25/2035 •	7	7
5.500% due 01/25/2037	13	23
5.507% due 07/25/2035 •	4	3
6.119% due 09/25/2035 •	38	34
6.940% due 04/25/2032 ~	17	17

HarborView Mortgage Loan Trust
6.635% due 10/19/2035 •	949	480

Impac CMB Trust
5.075% due 03/25/2035 ~	137	132

Impac Secured Assets Trust
5.915% due 07/25/2035 •	59	56

IndyMac INDX Mortgage Loan Trust
4.270% due 05/25/2035 ~	481	328
4.815% due 09/25/2046 •	168	150
4.915% due 07/25/2035 ~	255	235

JP Morgan Mortgage Trust
4.262% due 07/27/2037 ~	97	90
5.590% due 07/25/2035 •	5	5
5.750% due 01/25/2036	20	9
6.233% due 07/25/2035 ~	120	116

Lehman Mortgage Trust
5.085% due 11/25/2036 •	251	118

Lehman XS Trust
4.885% due 08/25/2046 •	440	450

80	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
6.370% due 11/21/2034 •		$14	$14

MASTR Asset Securitization Trust
6.000% due 06/25/2036		165	93

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.294% due 08/15/2032 •		30	29

Merrill Lynch Alternative Note Asset Trust
4.655% due 03/25/2037 ~		423	100
4.835% due 03/25/2037 •		3,189	756
6.000% due 03/25/2037		77	27

Merrill Lynch Mortgage Investors Trust
5.205% due 04/25/2035 •		11	10
5.255% due 05/25/2036 •		98	91
5.793% due 02/25/2036 •		1	1
6.190% due 02/25/2033 •		19	19

Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036		122	51
6.283% due 06/25/2036 •		5	5

Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		109	50

New York Mortgage Trust
5.250% due 07/25/2062 þ		398	396

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		37	17

NovaStar Mortgage Funding Trust
0.490% due 09/25/2046 •		928	325

Residential Accredit Loans, Inc. Trust
4.935% due 08/25/2037 ~		26	25
6.000% due 01/25/2037		43	34
6.000% due 03/25/2037		102	84

Residential Funding Mortgage Securities, Inc. Trust
5.610% due 04/25/2037 ~		216	188

Sequoia Mortgage Trust
3.575% due 09/20/2046 •		112	75

Structured Adjustable Rate Mortgage Loan Trust
3.979% due 01/25/2035 ~		26	25
5.124% due 08/25/2035 ~		41	22

Structured Asset Mortgage Investments Trust
4.855% due 04/25/2036 ~		40	36

SunTrust Adjustable Rate Mortgage Loan Trust
6.974% due 01/25/2037 ~		105	66

Thornburg Mortgage Securities Trust
3.130% due 03/25/2044 ~		47	46
5.682% due 12/25/2044 ~		88	85
5.989% due 06/25/2047 ~		259	251

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	412	534

Trinity Square PLC
5.470% due 07/15/2059 ~		426	551

WaMu Mortgage Pass-Through Certificates Trust
4.174% due 12/25/2046 •		$36	32
4.237% due 06/25/2037 ~		153	133
4.640% due 06/25/2037 ~		47	41
4.975% due 12/25/2045 •		17	17
5.005% due 10/25/2035 •		24	22
5.179% due 12/25/2035 ~		220	206
5.337% due 01/25/2035 ~		55	51
5.635% due 02/25/2046 ~		75	68
6.252% due 08/25/2035 ~		42	43
7.262% due 06/25/2033 ~		45	44

Washington Mutual Mortgage Pass-Through Certificates Trust
4.209% due 09/25/2036 •		695	182
4.935% due 02/25/2036 •		660	544
5.385% due 02/25/2047 •		974	897
5.575% due 04/25/2046 •		82	67

Wells Fargo Mortgage-Backed Securities Trust
6.935% due 09/25/2036 ~		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $19,823)			17,290

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 23.7%

AUTOMOBILE ABS OTHER 1.5%

Carvana Auto Receivables Trust
5.050% due 05/12/2031	$500	$501

CPS Auto Receivables Trust
5.190% due 08/15/2028	500	501

Exeter Automobile Receivables Trust
4.480% due 04/16/2029	500	499
4.640% due 01/15/2030	500	500

		2,001

AUTOMOBILE SEQUENTIAL 3.3%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	300	308

Carvana Auto Receivables Trust
5.420% due 04/10/2028	318	319
5.620% due 01/10/2029	300	304
6.410% due 09/10/2027	80	80

Citizens Auto Receivables Trust
5.110% due 04/17/2028	100	101
5.430% due 10/15/2026	36	37

DT Auto Owner Trust
6.290% due 08/16/2027	104	104

Enterprise Fleet Financing LLC
3.030% due 01/20/2028	26	26

Fifth Third Auto Trust
5.800% due 11/16/2026	51	51

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	192	194

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	111	111
6.040% due 03/15/2027	63	63

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	300	304
6.270% due 08/16/2027	102	103

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	300	302

Hertz Vehicle Financing LLC
5.490% due 06/25/2027	300	302

Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	505
5.290% due 04/15/2027	289	290

Octane Receivables Trust
5.870% due 05/21/2029	165	166

Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	168	168
5.380% due 11/25/2030	79	79
7.130% due 01/26/2032	281	283

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	153	154

Westlake Automobile Receivables Trust
5.960% due 10/15/2026	40	40

		4,394

CMBS OTHER 0.8%

AREIT Trust
5.597% due 01/20/2037 •	320	318

LoanCore Issuer Ltd.
5.734% due 11/15/2038 ~	414	415

MF1 Ltd.
5.511% due 10/16/2036 ~	250	250

		983

CREDIT CARD BULLET 0.4%

Master Credit Card Trust
5.197% due 01/21/2027 ~	500	501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 6.6%

Asset-Backed Securities Corp. Home Equity Loan Trust
5.245% due 06/25/2034 •	$1,053	$1,061

Bear Stearns Asset-Backed Securities Trust
5.485% due 08/25/2037 •	761	675

Chase Funding Trust
5.075% due 08/25/2032 ~	35	34

Citigroup Mortgage Loan Trust
4.625% due 05/25/2037 •	1,026	683
5.035% due 10/25/2036 •	306	180

Countrywide Asset-Backed Certificates Trust
4.835% due 02/25/2037 •	287	268
4.875% due 09/25/2037 •	315	327
5.175% due 08/25/2047 •	345	336

EMC Mortgage Loan Trust
5.735% due 02/25/2041 ~	11	11

Encore Credit Receivables Trust
5.170% due 09/25/2035 •	11	11

Fremont Home Loan Trust
4.575% due 11/25/2036 •	434	255
4.735% due 10/25/2036 •	1,494	598
5.170% due 01/25/2035 ~	99	98

GSAA Home Equity Trust
3.939% due 03/25/2036 •	535	73
4.535% due 05/25/2037 •	605	214
4.575% due 03/25/2036 ~	279	90
5.075% due 04/25/2047 •	531	232
6.795% due 06/25/2036 þ	504	115

GSAMP Trust
4.635% due 12/25/2046 •	199	94
4.895% due 01/25/2037 •	605	517

JP Morgan Mortgage Acquisition Corp.
4.645% due 10/25/2036 •	109	109

Morgan Stanley ABS Capital, Inc. Trust
4.545% due 03/25/2037 •	1,839	782

Morgan Stanley Dean Witter Capital, Inc. Trust
5.415% due 02/25/2033 •	61	61

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ	359	75

Option One Mortgage Loan Trust
5.215% due 02/25/2035 •	415	395

Renaissance Home Equity Loan Trust
5.535% due 09/25/2037 •	340	139

Residential Asset Securities Corp. Trust
5.015% due 06/25/2033 ~	86	80

Securitized Asset-Backed Receivables LLC Trust
4.915% due 07/25/2036 •	722	283

Soundview Home Loan Trust
5.735% due 10/25/2037 •	610	466

Structured Asset Investment Loan Trust
7.585% due 08/25/2033 •	420	380

		8,642

WHOLE LOAN COLLATERAL 1.2%

Citigroup Mortgage Loan Trust
7.250% due 05/25/2036 þ	127	64

First Franklin Mortgage Loan Trust
4.595% due 11/25/2036 •	59	59
4.745% due 09/25/2036 •	145	134
5.155% due 11/25/2035 •	642	599

Securitized Asset-Backed Receivables LLC Trust
5.395% due 01/25/2036 •	351	331

Specialty Underwriting & Residential Finance Trust
4.735% due 06/25/2037 •	124	74
5.035% due 12/25/2036 ~	370	362

		1,623

OTHER ABS 9.9%

37 Capital CLO Ltd.
5.582% due 10/15/2034 ~	500	500

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	81

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ACHV ABS Trust
5.430% due 10/27/2031		$288	$289

AIMCO CLO
5.553% due 10/17/2034 ~		500	500

Albacore Euro CLO Ltd.
3.824% due 10/18/2034 •	EUR	500	541

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •		$600	598

Anchorage Credit Funding Ltd.
3.793% due 10/25/2037		500	492

Bain Capital Credit CLO Ltd.
5.538% due 07/16/2034 •		500	499

BHG Securitization Trust
5.930% due 10/17/2035		755	757

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •		500	502

Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~		600	598

CBAM Ltd.
5.584% due 04/17/2031 •		297	297

CIFC Funding Ltd.
5.655% due 07/18/2031 •		378	378

CQS U.S. CLO Ltd.
5.493% due 01/20/2035 ~		600	603

CRB Securitization Trust
6.960% due 10/20/2033		189	191

CVC Cordatus Loan Fund DAC
3.384% due 05/22/2032 •	EUR	566	612
3.871% due 10/23/2034 •		464	502

Diameter Capital CLO Ltd.
5.912% due 04/15/2037 •		$1,000	1,001

DLLAA LLC
5.930% due 07/20/2026		126	127

Dryden Senior Loan Fund
5.614% due 07/15/2031 ~		339	339

Jamestown CLO Ltd.
5.420% due 07/25/2034 •		700	698
5.570% due 07/25/2035 •		500	500

Marlette Funding Trust
5.950% due 11/15/2032		29	29

Octagon Investment Partners Ltd.
5.443% due 10/20/2030 •		474	474

Oportun Issuance Trust
5.860% due 02/09/2032		271	272

Palmer Square European Loan Funding DAC
3.806% due 08/15/2033 •	EUR	417	450

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		$576	568

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		500	500

Theorem Funding Trust
6.060% due 12/15/2028		42	42

Upstart Securitization Trust
5.500% due 06/20/2032		78	78

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		18	18

			12,955

Total Asset-Backed Securities (Cost $32,357)			31,099

SOVEREIGN ISSUES 9.3%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	340,000	341

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (f)	BRL	16,800	2,747

Colombian TES
6.000% due 04/28/2028	COP	1,590,700	338

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	2,200	94

Egypt Government International Bond
21.954% due 03/04/2028	EGP	11,200	227

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	3,453	$148
3.000% due 12/03/2026 (g)		6,738	317
4.000% due 11/30/2028 (g)		1,011	48
4.000% due 08/24/2034 (g)		13,812	629
8.500% due 03/01/2029		5,900	285

Peru Government International Bond
5.400% due 08/12/2034	PEN	2,500	621
6.150% due 08/12/2032		7,500	2,051
6.900% due 08/12/2037		700	188
6.950% due 08/12/2031		500	145
7.300% due 08/12/2033		900	259

Province of Quebec
4.450% due 09/01/2034	CAD	1,800	1,336

Republic of Poland Government International Bond
4.750% due 07/25/2029	PLN	1,500	380

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	3,700	179
8.000% due 01/31/2030		4,400	230
8.250% due 03/31/2032		1,800	90
8.500% due 01/31/2037		2,600	118
9.000% due 01/31/2040		10,800	487

Saudi Government International Bond
5.625% due 01/13/2035		$700	720

Turkey Government International Bond
44.165% due 09/06/2028 ~	TRY	5,500	136
45.031% due 05/20/2026 ~		100	3
45.031% due 05/17/2028 ~		6,200	155

Total Sovereign Issues (Cost $12,172)			12,272

		SHARES
COMMON STOCKS 1.4%

COMMUNICATION SERVICES 0.0%

Verizon Communications, Inc.		278	13

Walt Disney Co.		278	27

			40

CONSUMER DISCRETIONARY 0.2%

Amazon.com, Inc. (d)		278	53

Home Depot, Inc.		278	102

McDonald’s Corp.		278	87

NIKE, Inc. ‘B’		278	17

			259

CONSUMER STAPLES 0.1%

Coca-Cola Co.		278	20

Procter & Gamble Co.		278	47

Walmart, Inc.		278	25

			92

ENERGY 0.0%

Chevron Corp.		278	47

FINANCIALS 0.3%

American Express Co.		278	75

Goldman Sachs Group, Inc.		278	152

JPMorgan Chase & Co.		278	68

Travelers Cos., Inc.		278	74

Visa, Inc. ‘A’		278	97

			466

HEALTH CARE 0.2%

Amgen, Inc.		278	87

Johnson & Johnson		278	46

Merck & Co., Inc.		278	25

	SHARES	MARKET VALUE (000S)

UnitedHealth Group, Inc.	278	$145

		303

INDUSTRIALS 0.2%

3M Co.	278	41

Boeing Co. (d)	278	47

Caterpillar, Inc.	278	92

Honeywell International, Inc.	278	59

		239

INFORMATION TECHNOLOGY 0.3%

Apple, Inc.	278	62

Cisco Systems, Inc.	278	17

International Business Machines Corp.	278	69

Microsoft Corp.	278	104

NVIDIA Corp.	278	30

Salesforce, Inc.	278	75

		357

MATERIALS 0.1%

Sherwin-Williams Co.	278	97

Total Common Stocks (Cost $1,689)		1,900

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.7%

COMMERCIAL PAPER 6.0%

AES Corp.
4.850% due 04/01/2025	$700	700

Alimentation Couche-Tard, Inc.
4.570% due 04/10/2025	680	679

Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (c)	670	668

Conagra Brands, Inc.
4.800% due 04/04/2025	680	680

Constellation Brands, Inc.
4.700% due 04/11/2025	700	699

Crown Castle, Inc.
4.910% due 04/29/2025	700	697

Entergy Corp.
4.550% due 05/12/2025	360	358

Global Payments, Inc.
5.000% due 04/21/2025	440	439
5.000% due 04/22/2025	270	269

Intel Corp.
4.600% due 04/02/2025	700	700

Jabil, Inc.
4.820% due 04/11/2025	690	689

Jones Lang LaSalle Finance BV
4.650% due 04/08/2025	690	689

Keurig Dr. Pepper, Inc.
4.600% due 04/23/2025	660	658

		7,925

REPURCHASE AGREEMENTS (h) 20.6%
		27,000

U.S. TREASURY BILLS 1.1%
4.312% due 04/10/2025 - 05/01/2025 (e)(f)	1,410	1,407

Total Short-Term Instruments (Cost $36,333)		36,332

Total Investments in Securities (Cost $186,022)		182,387

82	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.1%

SHORT-TERM INSTRUMENTS 9.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%

PIMCO Short Asset Portfolio	1,209,358	$11,839

PIMCO Short-Term Floating NAV Portfolio III	12,622	123

Total Short-Term Instruments (Cost $11,815)		11,962

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $11,815)	11,962

Total Investments 148.0% (Cost $197,837)	$194,349

Financial Derivative Instruments (i)(j) (0.0)% (Cost or Premiums, net $3,736)	(53)

Other Assets and Liabilities, net (48.0)%	(62,938)

Net Assets 100.0%	$131,358

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.360%	03/31/2025	04/01/2025	$27,000	U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2055	$(27,540)	$27,000	$27,003

Total Repurchase Agreements						$(27,540)	$27,000	$27,003

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.8)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$5,600	$(5,026)	$(5,048)

Total Short Sales (3.8)%				$(5,026)	$(5,048)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	83

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$27,003	$0	$0	$27,003	$(27,540)	$(537)

Total Borrowings and Other Financing Transactions	$27,003	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	2	$2	$0	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	1	1	0	0
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	2	2	(1)	0
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	2	2	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	1	1	0	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	2	2	(1)	(1)

Total Written Options					$(3)	$(3)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2025	38	$4,110	$1	$0	$(1)
U.S. Treasury 10-Year Note June Futures	06/2025	41	4,560	61	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	9	1,027	24	1	0
U.S. Treasury Long-Term Bond June Futures	06/2025	14	1,642	16	2	0

				$102	$4	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index June Futures	06/2025	12	$(3,392)	$(46)	$0	$(46)
Mini MSCI EAFE Index June Futures	06/2025	7	(846)	25	9	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	7	(856)	(3)	0	(3)

				$(24)	$9	$(49)

Total Futures Contracts				$78	$13	$(50)

84	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.346%	$	600	$11	$(6)	$5	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		100	(1)	2	1	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401		600	8	(2)	6	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		700	8	3	11	0	0

							$26	$(3)	$23	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$	740	$(17)	$3	$(14)	$0	$0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		600	(12)	1	(11)	0	0

						$(29)	$4	$(25)	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	7,000	$(191)	$(16)	$(207)	$31	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	11,050	164	(49)	115	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		4,800	(2)	30	28	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		7,700	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		940	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,700	93	77	170	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,900	49	7	56	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		2,700	0	15	15	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,700	5	(8)	(3)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,100	1,553	413	1,966	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,900	516	8	524	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,410	(4)	26	22	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		200	(1)	(6)	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		200	(1)	(4)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		300	(1)	(8)	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		200	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,800	(18)	27	9	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	85

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.870%	Annual	03/05/2035	$	100	$0	$(1)	$(1)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,300	745	496	1,241	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,980	106	292	398	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		3,360	49	155	204	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	1,407,200	0	9	9	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034	EUR	100	0	3	3	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	1,500	0	(8)	(8)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,900	(17)	69	52	17	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	340,000	0	1	1	0	(1)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	2,400	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	(1)	1	0	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(1)	(1)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(2)	(2)	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		3,600	(154)	10	(144)	15	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		1,470	122	(2)	120	0	(12)
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	5,600	0	(10)	(10)	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	100	0	0	0	0	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		1,100	0	(14)	(14)	0	(3)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		600	0	(11)	(11)	0	(1)
Receive	CPURNSA	2.477	Maturity	11/07/2029	$	1,600	0	17	17	2	0
Receive	CPURNSA	0.000	Maturity	03/25/2030		1,700	0	9	9	2	0
Receive	CPURNSA	0.000	Maturity	03/27/2030		2,600	0	11	11	3	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		1,000	43	(11)	32	1	0

							$3,042	$1,495	$4,537	$87	$(115)

Total Swap Agreements							$3,039	$1,496	$4,535	$87	$(115)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$13	$87	$100		$(3)	$ (50)	$ (115)	$ (168)

Cash of $3,859 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

86	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	13,038		$86	$0	$(1)
	04/2025		$2,164	AUD	3,421	0	(27)
	04/2025		25	JPY	3,728	0	0
	04/2025		33	SGD	45	0	0
	05/2025	AUD	3,421		$2,165	27	0
	05/2025	CNH	1,251		171	0	(2)
	05/2025	SGD	45		33	0	0
	05/2025		$642	CNH	4,649	0	(1)
	05/2025		86	JPY	12,994	1	0
	06/2025	CNH	2,602		$356	0	(4)
	06/2025		$203	CNH	1,463	0	0
	07/2025	CNH	2,313		$321	1	0
	08/2025		2,314		321	0	(1)

BOA	04/2025	EUR	99		107	0	0
	04/2025		$484	ZAR	8,797	0	(5)
	05/2025	CNH	1,223		$167	0	(2)
	05/2025	HKD	608		78	0	0
	05/2025	IDR	694,690		42	0	0
	05/2025		$33	INR	2,812	0	0
	06/2025	CNH	2,010		$277	0	(1)
	06/2025		$99	CNH	717	0	0
	06/2025		601	PLN	2,324	0	(3)
	08/2025	CNH	1,452		$203	1	0
	08/2025	TWD	52		2	0	0

BPS	04/2025	AUD	634		400	3	0
	04/2025	BRL	3,534		615	0	(4)
	04/2025	CAD	862		602	3	0
	04/2025	CZK	2,132		88	0	(5)
	04/2025	EUR	2,782		2,917	0	(91)
	04/2025	IDR	2,632,080		159	1	0
	04/2025	JPY	4,653		31	0	0
	04/2025	KRW	1,171,288		800	4	0
	04/2025	TRY	1,344		34	0	0
	04/2025	TWD	60,472		1,839	18	0
	04/2025		$616	BRL	3,534	4	0
	04/2025		673	IDR	11,064,672	0	(9)
	04/2025		219	INR	19,047	3	0
	04/2025		246	JPY	36,667	0	(1)
	04/2025		304	KRW	442,085	0	(4)
	04/2025		21	SGD	29	0	0
	04/2025		1,122	TWD	36,866	0	(12)
	04/2025	ZAR	4,882		$267	1	0
	05/2025	BRL	774		135	0	0
	05/2025	CNH	4,373		602	0	(2)
	05/2025	IDR	2,045,973		123	0	0
	05/2025	SGD	29		21	0	0
	05/2025		$132	IDR	2,190,505	0	(1)
	05/2025		295	INR	25,266	0	0
	05/2025		31	JPY	4,638	0	0
	06/2025	CNH	2,801		$384	0	(4)
	06/2025	KRW	22,677		16	1	0
	06/2025	TRY	8,406		214	11	0
	06/2025		$491	PLN	1,909	3	(3)
	07/2025	TWD	9,946		$306	5	0
	08/2025	CNH	5,806		808	2	0
	08/2025	TWD	29,505		903	7	0
	10/2025	BRL	1,500		250	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	87

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	04/2025	EUR	490		$532	$3	$0
	04/2025	ILS	1,486		401	1	0
	04/2025	INR	871		10	0	0
	04/2025	TRY	2,718		70	0	0
	04/2025		$298	GBP	230	0	(1)
	04/2025		168	IDR	2,755,712	0	(3)
	04/2025		199	ILS	731	0	(2)
	04/2025		10	INR	870	0	0
	04/2025		240	TRY	9,270	0	(4)
	04/2025	ZAR	929		$50	0	0
	05/2025	GBP	230		298	1	0
	05/2025	INR	872		10	0	0
	05/2025	TRY	435		11	0	0
	05/2025		$23	TRY	891	0	(1)
	06/2025	TRY	2,253		$54	0	0
	06/2025		$9	PLN	35	0	0
	06/2025		357	TRY	14,114	0	(17)
	08/2025	CNH	282		$39	0	0

BSH	04/2025	AUD	2,740		1,736	24	0
	04/2025	JPY	67,973		453	0	(1)
	04/2025	PEN	4,610		1,210	0	(44)
	05/2025		124		33	0	(1)
	05/2025		$453	JPY	67,744	1	0
	06/2025	PEN	3,349		$908	0	(2)
	06/2025		$88	PLN	339	0	(1)

CBK	04/2025	AUD	47		$30	1	0
	04/2025	BRL	6,247		1,090	0	(5)
	04/2025	CHF	529		601	3	0
	04/2025	COP	1,505,179		344	0	(16)
	04/2025	DKK	93		13	0	0
	04/2025	GBP	230		297	0	0
	04/2025	IDR	3,785,205		228	1	0
	04/2025	ILS	869		239	5	0
	04/2025	PEN	1,003		270	0	(3)
	04/2025	TWD	44,066		1,345	18	0
	04/2025		$1,088	BRL	6,247	7	0
	04/2025		4,215	CAD	6,006	0	(41)
	04/2025		186	CHF	164	0	0
	04/2025		361	COP	1,515,476	1	0
	04/2025		171	EUR	156	0	(2)
	04/2025		446	GBP	344	0	(2)
	04/2025		427	IDR	6,988,613	0	(7)
	04/2025		72	INR	6,225	1	0
	04/2025		22	KRW	32,181	0	0
	04/2025		1,078	PEN	3,948	0	(4)
	04/2025		1,280	TWD	41,942	0	(17)
	05/2025	CAD	5,783		$4,064	40	0
	05/2025	IDR	2,504,412		151	1	0
	05/2025	PEN	109		29	0	(1)
	05/2025		$132	IDR	2,185,073	0	(1)
	06/2025	CLP	326,571		$348	4	0
	06/2025	CNH	912		126	0	0
	06/2025	COP	1,532,897		361	0	(1)
	06/2025	KRW	1,858,925		1,293	27	0
	06/2025	PEN	384		104	0	0
	06/2025		$80	CNH	580	0	0
	07/2025	TWD	17,270		$531	8	0
	07/2025		$1,090	BRL	6,369	5	0
	08/2025	PEN	1,033		$277	0	(4)
	08/2025	TWD	18,916		580	6	0
	08/2025		$142	TWD	4,673	0	0
	09/2025	PEN	3,960		$1,078	5	0

DUB	04/2025	EUR	75		82	1	0
	04/2025	ILS	878		241	5	0
	04/2025	JPY	29,400		200	4	0
	04/2025	NZD	20		11	0	0
	04/2025		$12	DKK	81	0	0
	04/2025		192	EUR	183	6	0
	04/2025		440	IDR	7,282,877	0	(3)
	04/2025		65	INR	5,614	0	0

88	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$11	NZD	20	$0	$0
	04/2025		17	SGD	23	0	0
	05/2025	DKK	81		$12	0	0
	05/2025	IDR	304,958		18	0	0
	05/2025	NZD	20		11	0	0
	05/2025	PEN	186		49	0	(2)
	05/2025	SGD	23		17	0	0
	06/2025	KRW	1,277,365		888	19	0
	08/2025		$80	CNH	571	0	0

FAR	04/2025	BRL	1,129		$197	0	(1)
	04/2025	CHF	1,485		1,667	0	(13)
	04/2025	DKK	148		21	0	(1)
	04/2025	ILS	787		217	5	0
	04/2025	JPY	48,631		323	0	(1)
	04/2025		$197	BRL	1,129	1	0
	04/2025		191	JPY	28,444	0	(1)
	05/2025		164	CNH	1,181	0	(1)
	05/2025		323	JPY	48,467	1	0
	06/2025		197	BRL	1,143	1	0
	06/2025		41	PEN	149	0	0
	06/2025		180	PLN	698	0	(1)
	07/2025	CNH	1,177		$164	1	0

GLM	04/2025	BRL	17,690		3,101	16	(15)
	04/2025	CAD	76		53	0	0
	04/2025	DKK	2,600		384	8	0
	04/2025	IDR	2,881,864		174	1	0
	04/2025	TRY	84		2	0	0
	04/2025		$3,060	BRL	17,690	40	0
	04/2025		309	IDR	5,094,172	0	(4)
	04/2025		30	KRW	43,851	0	0
	05/2025	CNH	1,190		$162	0	(2)
	05/2025	IDR	1,203,422		72	0	0
	05/2025		$174	IDR	2,884,467	0	(1)
	06/2025		187	CNH	1,355	1	0
	06/2025		79	PLN	303	0	0
	07/2025	TWD	1,769		$54	1	0
	09/2025	PEN	426		116	1	0
	10/2025	BRL	15,300		2,486	0	(81)

IND	04/2025		$23	DKK	156	0	0
	05/2025	DKK	156		$23	0	0

JPM	04/2025	BRL	4,282		746	0	(5)
	04/2025	IDR	160,065		10	0	0
	04/2025	ILS	686		189	4	0
	04/2025	JPY	27,411		182	0	(1)
	04/2025	TWD	5,562		170	2	0
	04/2025		$744	BRL	4,282	6	0
	04/2025		3,053	EUR	2,830	8	0
	04/2025		69	IDR	1,139,628	0	(1)
	04/2025		115	ILS	421	0	(2)
	04/2025		132	INR	11,440	1	0
	04/2025		367	JPY	54,924	0	(1)
	04/2025		22	KRW	32,167	0	0
	04/2025		729	TWD	23,967	0	(7)
	04/2025	ZAR	1,277		$70	0	0
	05/2025	CNH	1,271		174	0	(1)
	05/2025	EUR	2,830		3,058	0	(8)
	05/2025	IDR	801,508		48	0	0
	05/2025		$602	CNH	4,361	1	(1)
	05/2025		182	JPY	27,319	1	0
	06/2025	CNH	294		$40	0	0
	06/2025	MXN	29,053		1,408	3	0
	06/2025	PLN	312		81	0	0
	06/2025		$439	PLN	1,702	1	(2)
	06/2025		23	TRY	897	0	(1)
	07/2025	CNH	2,230		$309	0	0
	07/2025	TWD	10,067		310	5	0
	07/2025		$70	BRL	408	0	0
	08/2025	CNH	2,111		$293	0	(1)
	08/2025	TWD	19,045		583	4	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	89

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	04/2025	CAD	490		$341	$1	$0
	04/2025	CHF	402		456	2	0
	04/2025	EUR	66		72	1	0
	04/2025	ILS	554		151	2	0
	04/2025	JPY	10,500		70	0	0
	04/2025	SEK	772		73	0	(4)
	04/2025	SGD	81		60	0	0
	04/2025	TWD	8,610		266	7	0
	04/2025		$2,548	CHF	2,251	0	(4)
	04/2025		1	DKK	4	0	0
	04/2025		375	EUR	343	0	(4)
	04/2025		303	GBP	235	0	0
	04/2025		330	INR	28,582	3	0
	04/2025		743	JPY	110,500	0	(7)
	04/2025		85	SEK	895	4	0
	04/2025		291	TWD	9,573	0	(3)
	04/2025	ZAR	3,610		$198	1	0
	05/2025	CHF	2,157		2,451	4	0
	05/2025	CNH	2,063		284	0	0
	05/2025	DKK	4		1	0	0
	05/2025	EUR	1,190		1,286	0	(2)
	05/2025	IDR	482,762		29	0	0
	05/2025		$297	CNH	2,151	0	0
	06/2025	KRW	611,255		$424	7	0
	06/2025		$161	PLN	620	0	(1)
	07/2025	CNH	1,069		$148	0	0
	07/2025	TWD	4,867		149	2	0
	08/2025	CNH	2,958		411	1	(1)
	08/2025	TWD	4,648		142	1	0

MYI	04/2025	CAD	4,578		3,216	35	0
	04/2025	DKK	2,900		428	8	0
	04/2025	SGD	15		12	0	0
	04/2025		$1,191	DKK	7,965	0	(36)
	04/2025		70	TWD	2,282	0	(1)
	04/2025		372	ZAR	6,798	0	(1)
	05/2025	IDR	439,314		$26	0	0
	06/2025	CNH	584		81	0	0
	06/2025		$36	PLN	143	1	0

NGF	06/2025	KRW	345,010		$242	7	0

RYL	04/2025	JPY	51,900		353	7	0

SCX	04/2025	BRL	13,932		2,384	0	(58)
	04/2025	JPY	7,182		48	0	0
	04/2025	TWD	4,497		139	3	0
	04/2025		$2,426	BRL	13,932	15	0
	04/2025		210	IDR	3,433,442	0	(4)
	04/2025		22	KRW	32,133	0	0
	04/2025		85	TWD	2,803	0	(1)
	05/2025	CNH	1,707		$237	1	0
	05/2025	IDR	188,514		11	0	0
	05/2025		$58	JPY	8,699	0	0
	06/2025	CNH	365		$50	0	0
	06/2025		$2,384	BRL	14,109	58	0
	07/2025	PEN	1,002		$269	0	(4)
	08/2025	TWD	2,780		85	1	0

SOG	04/2025		$78	TWD	2,562	0	(1)

SSB	04/2025	GBP	1,165		$1,474	0	(30)
	04/2025	ILS	238		65	1	0
	04/2025	TWD	3,389		104	2	0
	04/2025		$757	GBP	586	0	(1)
	04/2025		57	IDR	938,759	0	(1)
	05/2025	GBP	586		$757	1	0
	05/2025	PEN	326		86	0	(3)

UAG	04/2025	DKK	2,500		369	6	0
	04/2025	IDR	382,128		23	0	0
	04/2025		$23	IDR	382,128	0	0
	04/2025		188	JPY	27,966	0	(2)
	05/2025		23	IDR	382,666	0	0
	06/2025		167	KRW	243,529	0	(1)
	06/2025		50	PLN	195	0	0

Total Forward Foreign Currency Contracts						$589	$(693)

90	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	14,400	$ 69	$57

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	3,200	1	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	1,200	1	0

Total Purchased Options							$71	$57

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	200	$ 0	$ 0
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	200	0	0
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	400	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	300	0	0
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	400	(1)	(1)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	200	0	0

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	100	0	0

						$ (2)	$ (2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	200	$0	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	200	0	0

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	14,400	(26)	(16)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	14,400	(43)	(30)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	100	0	0

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	100	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	100	0	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	100	(1)	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	100	(1)	0

							$(80)	$(54)

Total Written Options							$(82)	$(56)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	91

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Soft Bank Group, Inc.	1.000%	Quarterly	06/20/2026	1.326%	$100	$(1)	$0	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$ 970	$(262)	$186	$0	$(76)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR 492	96	1	97	0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	591	117	0	117	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	295	59	(1)	58	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	3,446	708	(26)	682	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$ 400	(6)	0	0	(6)

						$712	$160	$954	$(82)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Receive	ERADXULT Index	11,071	5.335	Monthly	03/04/2026	$	30,396	$0	$(83)	$0	$(83)
FAR	Pay	DJITR Index	18	5.11	Monthly	06/20/2025		1,900	0	1	1	0
JPM	Receive	ERADXULT Index	34,877	5.230% (FEDL01 plus a specified spread)	Maturity	10/01/2025		93,421	0	(635)	0	(635)
MEI	Receive	ERADXULT Index	150	5.130% (FEDL01 plus a specified spread)	Monthly	05/07/2025		412	0	(1)	0	(1)
MYI	Receive	ERADXULT Index	3,205	5.115% (FEDL01 plus a specified spread)	Monthly	04/16/2025		8,800	0	(35)	0	(35)

									$0	$(753)	$1	$(754)

Total Swap Agreements									$711	$(593)	$955	$(837)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$29	$0	$0	$29	$(36)	$0	$0	$(36)	$(7)	$0	$(7)
BOA	1	0	97	98	(11)	0	(76)	(87)	11	0	11
BPS	66	0	117	183	(137)	(1)	0	(138)	45	0	45
BRC	5	57	0	62	(28)	(46)	0	(74)	(12)	0	(12)
BSH	25	0	0	25	(49)	0	0	(49)	(24)	0	(24)
CBK	133	0	0	133	(104)	0	(83)	(187)	(54)	0	(54)
DUB	35	0	0	35	(5)	0	0	(5)	30	0	30
FAR	9	0	1	10	(19)	(1)	0	(20)	(10)	0	(10)
GLM	68	0	0	68	(103)	(5)	0	(108)	(40)	0	(40)
GST	0	0	58	58	0	(2)	(1)	(3)	55	0	55
JPM	36	0	682	718	(31)	0	(635)	(666)	52	(2,226)	(2,174)
MBC	36	0	0	36	(26)	0	0	(26)	10	0	10
MEI	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYI	44	0	0	44	(38)	0	(35)	(73)	(29)	(400)	(429)
NGF	7	0	0	7	0	0	0	0	7	0	7
RYL	7	0	0	7	0	0	0	0	7	0	7
SAL	0	0	0	0	0	0	(6)	(6)	(6)	0	(6)
SCX	78	0	0	78	(67)	0	0	(67)	11	0	11
SOG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SSB	4	0	0	4	(35)	0	0	(35)	(31)	0	(31)
UAG	6	0	0	6	(3)	0	0	(3)	3	0	3

Total Over the Counter	$589	$57	$955	$1,601	$(693)	$(56)	$(837)	$(1,586)

92	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$9	$0	$4	$13
Swap Agreements	0	0	0	0	87	87

	$0	$0	$9	$0	$91	$100

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$589	$0	$589
Purchased Options	0	0	0	0	57	57
Swap Agreements	0	954	1	0	0	955

	$0	$954	$1	$589	$57	$1,601

	$0	$954	$10	$589	$148	$1,701

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	46	0	4	50
Swap Agreements	0	0	0	0	115	115

	$0	$0	$46	$0	$122	$168

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$693	$0	$693
Written Options	0	2	0	0	54	56
Swap Agreements	0	83	754	0	0	837

	$0	$85	$754	$693	$54	$1,586

	$0	$85	$800	$693	$176	$1,754

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	93

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)	March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$21	$21
Futures	0	0	(624)	0	(71)	(695)
Swap Agreements	0	28	0	0	860	888

	$0	$28	$(624)	$0	$810	$214

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,054	$0	$1,054
Purchased Options	0	0	0	0	(15)	(15)
Written Options	0	0	0	0	107	107
Swap Agreements	0	73	9,771	0	0	9,844

	$0	$73	$9,771	$1,054	$92	$10,990

	$0	$101	$9,147	$1,054	$902	$11,204

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	74	0	154	228
Swap Agreements	0	(16)	0	0	(976)	(992)

	$0	$(16)	$74	$0	$(824)	$(766)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(359)	$0	$(359)
Purchased Options	0	0	0	0	(25)	(25)
Written Options	0	0	0	0	17	17
Swap Agreements	0	(62)	(6,540)	0	0	(6,602)

	$0	$(62)	$(6,540)	$(359)	$(8)	$(6,969)

	$0	$(78)	$(6,466)	$(359)	$(832)	$(7,735)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,963	$0	$3,963
Industrials	0	1,190	0	1,190
Utilities	0	999	0	999
U.S. Government Agencies	0	73,561	0	73,561
U.S. Treasury Obligations	0	3,781	0	3,781
Non-Agency Mortgage-Backed Securities	0	17,290	0	17,290
Asset-Backed Securities
Automobile ABS Other	0	2,001	0	2,001
Automobile Sequential	0	4,394	0	4,394
CMBS Other	0	983	0	983
Credit Card Bullet	0	501	0	501
Home Equity Other	0	8,642	0	8,642
Whole Loan Collateral	0	1,623	0	1,623
Other ABS	0	12,955	0	12,955
Sovereign Issues	0	12,272	0	12,272
Common Stocks
Communication Services	40	0	0	40
Consumer Discretionary	259	0	0	259
Consumer Staples	92	0	0	92
Energy	47	0	0	47
Financials	466	0	0	466
Health Care	303	0	0	303
Industrials	239	0	0	239
Information Technology	357	0	0	357
Materials	97	0	0	97
Short-Term Instruments
Commercial Paper	0	7,925	0	7,925
Repurchase Agreements	0	27,000	0	27,000

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
U.S. Treasury Bills	$0	$1,407	$0	$1,407

	$1,900	$180,487	$0	$182,387

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,962	$0	$0	$11,962

Total Investments	$13,862	$180,487	$0	$194,349

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,048)	$0	$(5,048)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	91	0	100
Over the counter	0	1,601	0	1,601

	$9	$1,692	$0	$1,701

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(46)	(122)	0	(168)
Over the counter	0	(1,510)	(76)	(1,586)

	$(46)	$(1,632)	$(76)	$(1,754)

Total Financial Derivative Instruments	$(37)	$60	$(76)	$(53)

Totals	$13,825	$175,499	$(76)	$189,248

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

94	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO RAE PLUS Small Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.6%

CORPORATE BONDS & NOTES 4.5%

BANKING & FINANCE 2.6%

American Express Co.
5.284% due 07/26/2035 •	$200	$200

Bank of Nova Scotia
5.450% due 08/01/2029	600	617

Barclays PLC
4.837% due 09/10/2028 •	200	200
6.224% due 05/09/2034 •	400	417

Credit Suisse AG AT1 Claim	200	24

Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	201
5.800% due 03/08/2029	200	198

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	300	291
5.016% due 10/23/2035 •	300	292

HSBC Holdings PLC
5.887% due 08/14/2027 •	200	203

Jackson National Life Global Funding
5.324% due 01/14/2028 •	100	101
5.600% due 04/10/2026	400	404

JPMorgan Chase & Co.
4.946% due 10/22/2035 •	100	98
5.040% due 01/23/2028 •	100	101
5.581% due 04/22/2030 •	100	103

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •	200	205

Morgan Stanley
4.654% due 10/18/2030 •	200	198
5.320% due 07/19/2035 •	200	200
5.656% due 04/18/2030 •	200	206

Prologis LP
5.000% due 01/31/2035	100	99

Royal Bank of Canada
4.969% due 08/02/2030 •	100	101

VICI Properties LP
5.125% due 11/15/2031	100	99

Wells Fargo & Co.
2.393% due 06/02/2028 •	100	95
5.707% due 04/22/2028 •	100	102

		4,755

INDUSTRIALS 0.5%

Boeing Co.
2.196% due 02/04/2026	100	98

CVS Pass-Through Trust
6.943% due 01/10/2030	106	109

Occidental Petroleum Corp.
5.550% due 10/01/2034	400	391

T-Mobile USA, Inc.
3.875% due 04/15/2030	100	96

United Airlines Pass-Through Trust
5.450% due 08/15/2038	99	100

Volkswagen Group of America Finance LLC
5.288% due 09/12/2025 •	200	201

		995

UTILITIES 1.4%

Eversource Energy
5.850% due 04/15/2031	400	416

ONEOK, Inc.
5.050% due 11/01/2034	700	676

Pacific Gas & Electric Co.
5.282% due 09/04/2025 •	800	800

Southern California Edison Co.
4.650% due 10/01/2043	200	168
4.700% due 06/01/2027	300	300
5.150% due 06/01/2029	300	302

		2,662

Total Corporate Bonds & Notes (Cost $8,345)		8,412

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 54.0%

Fannie Mae
1.396% due 03/25/2041 •(a)	$499	$46
2.242% due 01/25/2031 ~(a)	465	29
2.246% due 03/25/2036 •(a)	141	10
4.202% due 10/01/2029 ~	1,000	994
4.300% due 12/01/2029	702	700
4.705% due 09/01/2031 •	1,900	1,920
4.720% due 10/01/2028	500	508
4.770% due 10/01/2028	600	610
4.804% due 07/25/2037 - 09/25/2042 •	9	9
4.834% due 07/25/2037 •	11	11
4.854% due 09/25/2035 •	21	21
4.864% due 09/25/2035 •	46	46
4.930% due 06/01/2029	400	409
5.174% due 06/25/2037 •	92	92
5.290% due 11/25/2054 •	783	782
5.300% due 11/01/2030	800	831
8.743% due 12/25/2036 •	7	8

Freddie Mac
2.007% due 07/15/2036 •(a)	273	27
2.237% due 04/15/2036 •(a)	27	2
3.000% due 09/01/2032	284	275
4.843% due 03/15/2037 •	60	60
5.000% due 04/15/2041	296	298
5.163% due 08/15/2037 •	139	139
5.173% due 10/15/2037 •	21	21
5.183% due 05/15/2037 - 09/15/2037 •	154	154
5.280% due 11/25/2054 •	794	795
5.440% due 11/25/2054 •	736	734
5.490% due 12/25/2054 •	365	367
5.500% due 03/15/2034	66	68

Ginnie Mae
6.473% due 04/20/2068 •	320	324

Ginnie Mae, TBA
4.500% due 05/01/2055	1,210	1,161
5.000% due 04/01/2055	2,600	2,558

U.S. Small Business Administration
4.430% due 05/01/2029	12	12

Uniform Mortgage-Backed Security
3.000% due 01/01/2027	51	51
4.500% due 12/01/2053 - 12/01/2054	1,658	1,596
5.000% due 08/01/2053	1,749	1,723
5.500% due 11/01/2052 - 01/01/2055	5,838	5,846
5.500% due 04/01/2054 - 05/01/2054	1,605	1,604

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	3,700	3,206
4.000% due 05/01/2055	14,550	13,538
4.500% due 05/01/2055	3,170	3,031
5.000% due 04/01/2055	5,300	5,195
5.500% due 05/01/2055	1,000	998
6.000% due 06/01/2055	21,660	21,958
6.500% due 06/01/2055	26,520	27,302

Total U.S. Government Agencies (Cost $99,907)		100,069

U.S. TREASURY OBLIGATIONS 5.9%

U.S. Treasury Bonds
4.625% due 05/15/2044	2,100	2,108

U.S. Treasury Inflation Protected Securities (e)
1.750% due 01/15/2034	413	413
1.875% due 07/15/2034	5,769	5,825
2.125% due 04/15/2029	1,951	2,009

U.S. Treasury Notes
0.375% due 09/30/2027	100	92
0.625% due 11/30/2027	200	183
0.750% due 01/31/2028	300	275

Total U.S. Treasury Obligations (Cost $10,839)		10,905

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.4%

Adjustable Rate Mortgage Trust
5.581% due 01/25/2036 ~		$381	$288

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		105	69

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	444	575

Banc of America Funding Trust
4.854% due 04/20/2047 •		$12	10
7.621% due 09/20/2034 •		1	1

Banc of America Mortgage Trust
5.916% due 02/25/2034 ~		8	8
6.027% due 01/25/2035 ~		9	9

Bear Stearns Adjustable Rate Mortgage Trust
5.172% due 01/25/2035 •		1	1
5.239% due 07/25/2034 •		19	18
5.967% due 11/25/2034 ~		4	4
6.337% due 01/25/2033 ~		106	105
6.351% due 11/25/2034 •		1	0
6.530% due 02/25/2036 •		6	5
6.548% due 04/25/2033 ~		4	4
7.480% due 08/25/2033 •		8	8

Bear Stearns ALT-A Trust
4.630% due 11/25/2035 •		188	171
4.775% due 12/25/2046 •		13	12
4.935% due 01/25/2036 •		17	17
5.362% due 10/25/2035 ~		154	129

BX Trust
6.159% due 01/17/2039 •		1,000	988

Chase Home Lending Mortgage Trust
5.590% due 05/25/2055 ~		393	394

Chase Mortgage Finance Trust
4.762% due 12/25/2035 ~		7	6
4.906% due 09/25/2036 •		34	28
6.000% due 11/25/2036		113	45
6.000% due 12/25/2036		59	25

ChaseFlex Trust
5.035% due 07/25/2037 •		165	143

Citigroup Mortgage Loan Trust
4.821% due 09/25/2037 •		142	131
6.170% due 09/25/2062 þ		865	866
6.759% due 08/25/2035 ~		2	2

Countrywide Alternative Loan Trust
4.815% due 09/25/2046 •		180	174
4.835% due 08/25/2037 •		41	26
4.894% due 05/20/2046 •		13	12
4.995% due 02/25/2037 •		74	62
5.034% due 11/20/2035 •		14	13
5.074% due 12/20/2035 ~		157	148
5.075% due 11/25/2035 •		794	698
5.500% due 07/25/2035		1	1
5.500% due 11/25/2035		17	10
5.635% due 12/25/2035 •		21	19
6.035% due 08/25/2035 •		9	8
6.115% due 01/25/2036 •		43	40
6.250% due 08/25/2036		492	265

Countrywide Home Loan Mortgage Pass-Through Trust
5.095% due 02/25/2035 •		14	13
5.160% due 11/25/2034 •		37	36
5.415% due 02/20/2035 •		1	1
7.789% due 10/20/2034 ~		26	26

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		767	603

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037		66	33

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.095% due 02/25/2036 ~		481	471
5.935% due 10/25/2047 ~		701	556

Eurohome U.K. Mortgages PLC
4.728% due 06/15/2044 •	GBP	19	24

GSR Mortgage Loan Trust
5.076% due 11/25/2035 •		$5	5
5.500% due 01/25/2037		12	22
6.000% due 02/25/2036		1,001	396
6.000% due 07/25/2037		253	164

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	95

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
4.347% due 06/19/2036 •		$242	$124
4.771% due 12/19/2036 •		20	18
4.871% due 05/19/2035 •		718	689
4.911% due 06/19/2035 ~		130	127
4.911% due 12/19/2036 •		440	416

IndyMac INDX Mortgage Loan Trust
4.152% due 06/25/2036 •		433	379
4.795% due 02/25/2037 ~		272	252
5.075% due 07/25/2045 •		13	10

JP Morgan Alternative Loan Trust
4.308% due 05/25/2036 •		240	135

JP Morgan Chase Commercial Mortgage Securities Trust
5.817% due 12/15/2031 ~		114	112

JP Morgan Mortgage Trust
4.471% due 10/25/2036 ~		13	7
4.619% due 10/25/2036 •		105	77
5.750% due 01/25/2036		9	4
5.753% due 04/25/2037 ~		14	11
6.233% due 07/25/2035 ~		63	61

Legacy Mortgage Asset Trust
5.892% due 10/25/2066 þ		646	646

Lehman XS Trust
4.935% due 08/25/2037 •		176	171
6.135% due 09/25/2047 •		181	163

Luminent Mortgage Trust
5.155% due 04/25/2036 ~		105	91

MASTR Adjustable Rate Mortgages Trust
3.269% due 07/25/2035 ~		33	29
5.165% due 10/25/2033 ~		142	123

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.874% due 12/15/2030 ~		2	2

Merrill Lynch Alternative Note Asset Trust
4.835% due 03/25/2037 •		1,702	403
5.035% due 03/25/2037 •		347	82

Merrill Lynch Mortgage Investors Trust
5.312% due 09/25/2035 •		90	72
6.058% due 05/25/2033 ~		11	10

Morgan Stanley Mortgage Loan Trust
6.283% due 06/25/2036 •		5	5

Morgan Stanley Re-REMIC Trust
3.199% due 02/26/2037 ~		84	77
5.250% due 05/26/2037 ~		86	39

Mortgage Equity Conversion Asset Trust
4.540% due 05/25/2042 ~		161	159

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		163	154

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		10	5

PHH Alternative Mortgage Trust
4.755% due 02/25/2037 •		529	391

PRPM LLC
5.228% due 08/25/2069 þ		658	654

Residential Accredit Loans, Inc. Trust
4.735% due 02/25/2037 •		217	191
4.795% due 07/25/2036 •		882	294
4.805% due 08/25/2036 •		394	359
6.000% due 08/25/2036		46	38

Structured Adjustable Rate Mortgage Loan Trust
4.088% due 11/25/2035 ~		135	127
4.735% due 08/25/2036 •		131	103
6.035% due 01/25/2035 ~		4	3
6.527% due 02/25/2034 •		1	1

Structured Asset Mortgage Investments Trust
4.895% due 02/25/2036 •		152	140
4.995% due 02/25/2036 ~		2	1
5.131% due 02/19/2035 •		7	7

Thornburg Mortgage Securities Trust
5.989% due 06/25/2047 ~		30	29
5.989% due 06/25/2047 •		123	109

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	412	534

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
4.416% due 10/27/2064 •		$937	$937

Trinity Square PLC
5.470% due 07/15/2059 ~	GBP	426	551

WaMu Mortgage Pass-Through Certificates Trust
4.091% due 02/25/2037 •		$61	52
4.092% due 12/25/2046 •		52	46
4.640% due 06/25/2037 ~		27	24
4.995% due 11/25/2045 •		15	14
5.445% due 07/25/2047 •		117	98
5.515% due 10/25/2046 •		1,363	1,169
6.135% due 10/25/2046 •		16	15

Washington Mutual Mortgage Pass-Through Certificates Trust
5.385% due 02/25/2047 •		558	513

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		325	281
7.125% due 07/25/2037 ~		11	10

Wells Fargo Mortgage-Backed Securities Trust
6.931% due 12/25/2036 •		62	60

Total Non-Agency Mortgage-Backed Securities (Cost $20,448)			19,292

ASSET-BACKED SECURITIES 31.1%

AUTOMOBILE ABS OTHER 1.5%

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		800	798
4.640% due 01/15/2030		600	600

GLS Auto Receivables Issuer Trust
5.210% due 02/18/2031		500	503

Nissan Auto Lease Trust
4.759% due 06/15/2027 •		786	786

Westlake Automobile Receivables Trust
5.019% due 10/15/2026 •		32	32

			2,719

AUTOMOBILE SEQUENTIAL 7.6%

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		174	174

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		300	308

CarMax Auto Owner Trust
4.890% due 07/16/2029		600	606
5.210% due 09/15/2027		597	598
5.300% due 03/15/2027		257	257

Carvana Auto Receivables Trust
5.620% due 01/10/2029		300	304
6.410% due 09/10/2027		60	60

Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	101
5.430% due 10/15/2026		36	37
6.090% due 10/15/2026		28	28

Drive Auto Receivables Trust
5.830% due 12/15/2026		23	23

DT Auto Owner Trust
6.290% due 08/16/2027		91	91

Enterprise Fleet Financing LLC
3.030% due 01/20/2028		22	22

Exeter Automobile Receivables Trust
5.600% due 05/17/2027		261	261

Fifth Third Auto Trust
5.800% due 11/16/2026		41	41

Flagship Credit Auto Trust
5.640% due 03/15/2028		1,077	1,080

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		95	95

GLS Auto Select Receivables Trust
5.580% due 06/17/2030		1,184	1,199

GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029		1,000	1,002
5.120% due 02/16/2027		154	154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hertz Vehicle Financing LLC
5.440% due 01/25/2029	$800	$812
5.490% due 06/25/2027	300	302

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026	28	28

Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	505
5.290% due 04/15/2027	289	290

Nissan Auto Lease Trust
4.920% due 11/15/2027	900	908
5.050% due 06/15/2027	786	789

Octane Receivables Trust
5.870% due 05/21/2029	165	166

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	600	607

Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	168	168
5.380% due 11/25/2030	111	111
7.130% due 01/26/2032	281	283

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	500	504

SBNA Auto Lease Trust
5.390% due 11/20/2026	600	602

Toyota Auto Receivables Owner Trust
4.880% due 03/15/2029	1,000	1,009

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	153	154

Westlake Automobile Receivables Trust
5.960% due 10/15/2026	32	32
6.230% due 01/15/2027	259	260

World Omni Auto Receivables Trust
5.570% due 12/15/2026	113	113

		14,084

CMBS OTHER 0.6%

Arbor Realty Commercial Real Estate Notes Ltd.
5.799% due 01/15/2037 •	387	387

AREIT Trust
5.597% due 01/20/2037 •	426	424

M360 Ltd.
5.934% due 11/22/2038 ~	236	233

		1,044

CREDIT CARD BULLET 2.4%

American Express Credit Account Master Trust
4.650% due 07/15/2029	900	908
4.870% due 05/15/2028	400	402

Bank of America Credit Card Trust
4.790% due 05/15/2028	400	402
4.980% due 11/15/2028	700	708

Chase Issuance Trust
4.630% due 01/15/2031	700	708

Master Credit Card Trust
5.197% due 01/21/2027 ~	500	501

Synchrony Card Funding LLC
4.930% due 07/15/2030	800	811

		4,440

CREDIT CARD OTHER 0.3%

Trillium Credit Card Trust
5.147% due 08/26/2028 ~	600	601

HOME EQUITY OTHER 6.5%

ACE Securities Corp. Home Equity Loan Trust
4.555% due 10/25/2036 ~	2	1

Argent Securities Trust
4.545% due 09/25/2036 •	299	96

Citigroup Mortgage Loan Trust
4.635% due 05/25/2037 •	842	549
4.735% due 12/25/2036 ~	1,298	472
4.795% due 01/25/2037 ~	1,424	1,035

96	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
4.835% due 02/25/2037 •		$178	$166
4.975% due 03/25/2036 •		278	246

Fremont Home Loan Trust
5.095% due 01/25/2036 ~		166	160

GSAA Home Equity Trust
4.675% due 06/25/2036 •		253	48

GSAMP Trust
4.535% due 12/25/2046 •		574	272
4.605% due 12/25/2036 •		1,191	588

HSI Asset Securitization Corp. Trust
4.655% due 12/25/2036 •		3,499	887
4.795% due 04/25/2037 •		597	389

IndyMac Residential Asset Backed Trust
4.645% due 04/25/2037 ~		102	72

JP Morgan Mortgage Acquisition Corp.
4.735% due 07/25/2036 ~		243	104

Long Beach Mortgage Loan Trust
4.735% due 05/25/2036 ~		209	111
4.975% due 05/25/2046 •		1,427	431
5.410% due 04/25/2035 ~		138	138

MASTR Asset-Backed Securities Trust
4.755% due 10/25/2036 •		1,105	539
4.915% due 03/25/2036 ~		159	95

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 01/25/2037 ~		914	416
4.565% due 02/25/2037 •		1,166	519
4.570% due 11/25/2036 •		1,583	995
4.645% due 01/25/2037 •		834	380
4.715% due 08/25/2036 •		1,547	772

Morgan Stanley Dean Witter Capital, Inc. Trust
5.415% due 02/25/2033 •		54	54

Morgan Stanley Mortgage Loan Trust
4.775% due 11/25/2036 •		124	36

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.095% due 10/25/2036 ~		617	137

NovaStar Mortgage Funding Trust
4.755% due 10/25/2036 •		842	374

Ownit Mortgage Loan Trust
5.335% due 10/25/2036 •		101	97

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		1,602	529

Securitized Asset-Backed Receivables LLC Trust
4.915% due 07/25/2036 •		443	173

Soundview Home Loan Trust
4.515% due 06/25/2037 ~		208	136
4.955% due 02/25/2037 •		533	143
5.335% due 10/25/2037 ~		1,165	884

			12,044

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
5.155% due 04/25/2037 •		137	37

Structured Asset Securities Corp. Mortgage Loan Trust
4.775% due 12/25/2036 •		12	12

			49

WHOLE LOAN COLLATERAL 0.4%

Securitized Asset-Backed Receivables LLC Trust
4.595% due 08/25/2036 •		930	303
5.395% due 01/25/2036 •		446	420

			723

OTHER ABS 11.8%

37 Capital CLO Ltd.
5.582% due 10/15/2034 ~		500	500
5.592% due 07/15/2034 ~		1,000	1,000

Albacore Euro CLO Ltd.
3.775% due 07/15/2035 •	EUR	1,000	1,081
3.824% due 10/18/2034 •		500	540

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arbour CLO DAC
3.706% due 11/15/2037 •	EUR	700	$758

Ares CLO Ltd.
5.623% due 04/17/2033 •		$1,000	1,002

Ares European CLO DAC
3.774% due 10/21/2034 •	EUR	547	592
4.544% due 10/21/2034 •		500	541

Atlas Senior Loan Fund Ltd.
5.510% due 10/23/2032 ~		$463	463

BHG Securitization Trust
5.930% due 10/17/2035		1,007	1,009

Birch Grove CLO Ltd.
5.893% due 07/17/2037 ~		1,000	1,001

Crown Point CLO Ltd.
5.523% due 10/20/2031 ~		563	563

CVC Cordatus Loan Fund DAC
3.871% due 10/23/2034 •	EUR	464	502

Diameter Capital CLO Ltd.
5.912% due 04/15/2037 •		$1,000	1,001

DLLAA LLC
5.930% due 07/20/2026		126	127

Henley CLO DAC
3.663% due 04/25/2034 •	EUR	500	541

ICG U.S. CLO Ltd.
5.443% due 10/20/2034 •		$1,100	1,098

Jamestown CLO Ltd.
5.570% due 07/25/2035 •		500	500

LCM Ltd.
5.573% due 07/20/2034 •		1,000	999

Madison Park Funding Ltd.
5.540% due 10/22/2034 ~		500	500

Marlette Funding Trust
5.950% due 11/15/2032		44	44

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~		21	21

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~		387	388
5.565% due 11/13/2031 ~		714	713

Octagon Investment Partners Ltd.
5.443% due 10/20/2030 •		474	474

OZLM Ltd.
5.493% due 10/20/2031 ~		662	662

Pagaya AI Debt Selection Trust
5.331% due 01/15/2032		836	840

Palmer Square European Loan Funding DAC
3.806% due 08/15/2033 •	EUR	417	450

Pikes Peak CLO
5.512% due 07/15/2034 ~		$500	499
5.513% due 10/11/2034 •		500	499

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		500	500

SLM Student Loan Trust
3.073% due 10/25/2039 •	EUR	465	473

SMB Private Education Loan Trust
5.447% due 07/15/2053 •		$458	459

TCW CLO Ltd.
5.622% due 08/16/2034 •		500	499

Theorem Funding Trust
6.060% due 12/15/2028		54	54

Tralee CLO Ltd.
5.520% due 10/25/2032 •		879	878

Upstart Securitization Trust
5.500% due 06/20/2032		107	107

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		36	36

			21,914

Total Asset-Backed Securities (Cost $60,963)			57,618

SOVEREIGN ISSUES 8.0%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	500,000	501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (d)	BRL	9,900	$1,680
0.000% due 10/01/2025 (d)		3,300	540

Colombian TES
6.000% due 04/28/2028	COP	2,540,100	540

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	3,200	137

Egypt Government International Bond
21.954% due 03/04/2028	EGP	14,500	293

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	4,464	190
3.000% due 12/03/2026 (e)		5,895	277
4.000% due 11/30/2028 (e)		505	24
4.000% due 08/24/2034 (e)		19,286	878
8.500% due 03/01/2029		9,500	459

Peru Government International Bond
5.400% due 08/12/2034	PEN	3,700	919
6.150% due 08/12/2032		10,600	2,899
6.900% due 08/12/2037		1,000	269
6.950% due 08/12/2031		900	262
7.300% due 08/12/2033		1,300	374
7.600% due 08/12/2039		200	56

Province of Quebec
4.450% due 09/01/2034	CAD	2,900	2,152

Republic of Poland Government International Bond
4.750% due 07/25/2029	PLN	2,200	557

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	4,700	228
8.000% due 01/31/2030		5,200	272
8.250% due 03/31/2032		2,600	130
8.500% due 01/31/2037		3,200	145
9.000% due 01/31/2040		13,700	618

Turkey Government International Bond
44.165% due 09/06/2028 ~	TRY	7,900	196
45.031% due 05/20/2026 ~		100	3
45.031% due 05/17/2028 ~		8,100	202

Total Sovereign Issues (Cost $14,669)			14,801

		SHARES
COMMON STOCKS 1.1%

COMMUNICATION SERVICES 0.0%

Verizon Communications, Inc.		309	14

Walt Disney Co.		309	30

			44

CONSUMER DISCRETIONARY 0.1%

Amazon.com, Inc. (b)		309	59

Home Depot, Inc.		309	113

McDonald’s Corp.		309	96

NIKE, Inc. ‘B’		309	20

			288

CONSUMER STAPLES 0.1%

Coca-Cola Co.		309	22

Procter & Gamble Co.		309	53

Walmart, Inc.		309	27

			102

ENERGY 0.0%

Chevron Corp.		309	52

FINANCIALS 0.3%

American Express Co.		309	83

Goldman Sachs Group, Inc.		309	169

JPMorgan Chase & Co.		309	76

Travelers Cos., Inc.		309	82

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	97

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Visa, Inc. ‘A’	309	$108

		518

HEALTH CARE 0.2%

Amgen, Inc.	309	96

Johnson & Johnson	309	51

Merck & Co., Inc.	309	28

UnitedHealth Group, Inc.	309	162

		337

INDUSTRIALS 0.1%

3M Co.	309	45

Boeing Co. (b)	309	53

Caterpillar, Inc.	309	102

Honeywell International, Inc.	309	65

		265

INFORMATION TECHNOLOGY 0.2%

Apple, Inc.	309	69

Cisco Systems, Inc.	309	19

International Business Machines Corp.	309	77

Microsoft Corp.	309	116

NVIDIA Corp.	309	33

Salesforce, Inc.	309	83

		397

MATERIALS 0.1%

Sherwin-Williams Co.	309	108

Total Common Stocks (Cost $1,877)		2,111

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 20.6%

COMMERCIAL PAPER 5.1%

Alimentation Couche-Tard, Inc.
4.640% due 04/09/2025	$940	$939

Broadcom, Inc.
4.610% due 05/13/2025	950	945

Canadian Natural Resources Ltd.
4.950% due 04/25/2025	940	937

CBRE Services, Inc.
4.720% due 04/17/2025	940	938

Crown Castle, Inc.
4.910% due 04/29/2025	950	946

International Flavors & Fragrances, Inc.
4.950% due 04/11/2025	940	939

Keurig Dr. Pepper, Inc.
4.600% due 04/14/2025	940	938

Marsh & McLennan Cos, Inc.
4.630% due 04/21/2025	940	938

NextEra Energy Capital Holdings, Inc.
4.630% due 04/21/2025	940	937

Targa Resources Corp.
4.700% due 04/21/2025	940	937

		9,394

REPURCHASE AGREEMENTS (f) 9.2%
		17,000

U.S. TREASURY BILLS 6.3%
4.296% due 05/22/2025 - 06/05/2025 (c)(d)(i)	11,802	11,723

Total Short-Term Instruments (Cost $38,118)		38,117

Total Investments in Securities (Cost $255,166)		251,325

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.0%

SHORT-TERM INSTRUMENTS 9.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.0%

PIMCO Short Asset Portfolio	1,709,942	$16,740

PIMCO Short-Term Floating NAV Portfolio III	2,135	21

Total Short-Term Instruments (Cost $16,622)		16,761

Total Investments in Affiliates (Cost $16,622)		16,761

Total Investments 144.6% (Cost $271,788)		$268,086

Financial Derivative Instruments (g)(h) (2.8)% (Cost or Premiums, net $3,553)		(5,180)

Other Assets and Liabilities, net (41.8)%		(77,551)

Net Assets 100.0%		$185,355

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.410%	03/31/2025	04/01/2025	$13,200	U.S. Treasury Notes 2.750% due 04/30/2027	$(13,456)	$13,200	$13,202
JPS	4.500	03/31/2025	04/01/2025	3,800	U.S. Treasury Notes 0.750% due 03/31/2026	(3,878)	3,800	3,800

Total Repurchase Agreements						$(17,334)	$17,000	$17,002

98	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.6)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$7,400	$(6,642)	$(6,670)

Total Short Sales (3.6)%				$(6,642)	$(6,670)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$13,202	$0	$0	$13,202	$(13,456)	$(254)
JPS	3,800	0	0	3,800	(3,878)	(78)

Total Borrowings and Other Financing Transactions	$17,002	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(88) at a weighted average interest rate of 4.665%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	3	$3	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	1	1	0	0
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	4	4	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	3	3	(1)	(2)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	1	1	0	0
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	4	4	(2)	(2)

Total Written Options					$(5)	$(5)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-Mini Russell 2000 Index June Futures	06/2025	45	$	4,561	$(106)	$0	$(23)
Euro-Bund June Futures	06/2025	1		139	(3)	1	0
U.S. Treasury 5-Year Note June Futures	06/2025	265		28,661	221	0	(8)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	74		8,445	171	6	0

					$283	$7	$(31)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-Mini S&P 500 Index June Futures	06/2025	6	$	(1,696)	$18	$0	$(9)
Euro-BOBL June Futures	06/2025	8		(1,019)	9	1	(2)
U.S. Treasury 2-Year Note June Futures	06/2025	32		(6,630)	(41)	0	0
U.S. Treasury 10-Year Note June Futures	06/2025	31		(3,448)	(21)	0	(1)
U.S. Treasury Long-Term Bond June Futures	06/2025	2		(235)	(6)	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	25		(3,056)	(18)	0	(11)

					$(59)	$1	$(23)

Total Futures Contracts					$224	$8	$(54)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	99

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.401%		$100	$1	$0	$1	$0	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328	EUR	200	1	0	1	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		$200	29	(3)	26	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.688	EUR	100	(1)	2	1	0	0

							$30	$(1)	$29	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030	$400	$22	$(1)	$21	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	4,440	100	(14)	86	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	1,800	33	0	33	0	0

					$155	$(15)	$140	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	10,100	$(276)	$(23)	$(299)	$44	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$21,540	362	(138)	224	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		9,100	(23)	76	53	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,270	27	5	32	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		2,900	26	(11)	15	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,210	21	(34)	(13)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		2,520	77	39	116	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,200	6	(10)	(4)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,300	1,813	333	2,146	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		5,100	333	6	339	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,030	9	0	9	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		50	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		70	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		200	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		9,050	(57)	85	28	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		200	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(1)	(2)	0	(1)

100	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.700%	Annual	02/20/2049		$1,800	$27	$23	$50	$0	$(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,080	110	308	418	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	18	13	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,400	84	245	329	0	(13)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	2,247,000	0	15	15	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034	EUR	100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(3)	(3)	1	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,200	0	(12)	(12)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,400	(15)	60	45	15	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	500,000	0	2	2	0	(1)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,600	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	2	2	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(2)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(2)	(2)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		5,960	(254)	15	(239)	25	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,440	202	(3)	199	0	(19)
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	9,000	0	(15)	(15)	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	100	0	0	0	0	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		1,800	0	(23)	(23)	0	(4)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		1,000	0	(19)	(19)	0	(2)
Receive	CPURNSA	0.000	Maturity	03/25/2030		$2,000	0	10	10	2	0
Receive	CPURNSA	0.000	Maturity	03/27/2030		4,000	0	17	17	4	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		900	24	4	28	1	0

							$2,477	$978	$3,455	$101	$(141)

Total Swap Agreements							$2,662	$962	$3,624	$101	$(141)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$8	$101	$109	$(5)	$(54)	$(141)	$(200)

Cash of $4,462 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	101

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	3,236		$21	$0	$0
	04/2025		$2,873	AUD	4,541	0	(35)
	04/2025		44	JPY	6,583	0	0
	04/2025		57	SGD	76	0	0
	05/2025	AUD	4,541		$2,873	35	0
	05/2025	CNH	2,127		290	0	(3)
	05/2025	SGD	76		57	0	0
	05/2025		$1,056	CNH	7,644	1	(1)
	05/2025		21	JPY	3,225	0	0
	06/2025	CNH	4,152		$568	0	(7)
	06/2025		$304	CNH	2,194	0	0
	07/2025	CNH	3,804		$528	1	0
	08/2025		3,805		528	0	(1)

BOA	04/2025	AUD	201		125	0	(1)
	04/2025	CHF	92		104	0	0
	04/2025	EUR	92		99	0	0
	04/2025	KRW	150,379		103	1	0
	04/2025		$401	ZAR	7,292	0	(4)
	05/2025	CNH	2,079		$284	0	(3)
	05/2025	IDR	694,690		42	0	0
	05/2025		$49	INR	4,218	0	0
	06/2025	CNH	2,383		$328	0	(2)
	06/2025		$149	CNH	1,077	0	0
	06/2025		103	KRW	149,813	0	(1)
	06/2025		802	PLN	3,098	0	(4)
	08/2025	CNH	1,452		$203	1	0
	08/2025	TWD	83		3	0	0

BPS	04/2025	AUD	791		498	4	0
	04/2025	BRL	4,441		771	0	(8)
	04/2025	CAD	931		650	4	0
	04/2025	CZK	3,099		127	0	(7)
	04/2025	EUR	6,306		6,613	0	(206)
	04/2025	GBP	1,054		1,332	0	(29)
	04/2025	IDR	3,721,969		225	1	0
	04/2025	JPY	1,155		8	0	0
	04/2025	KRW	1,464,109		1,000	6	0
	04/2025	TRY	4,966		128	0	(1)
	04/2025	TWD	96,227		2,929	31	0
	04/2025		$213	AUD	337	0	(3)
	04/2025		774	BRL	4,441	4	0
	04/2025		1,096	IDR	18,032,897	0	(14)
	04/2025		464	INR	40,330	7	0
	04/2025		434	JPY	64,751	0	(3)
	04/2025		504	KRW	731,167	0	(8)
	04/2025		36	SGD	49	0	0
	04/2025		1,670	TWD	54,872	0	(18)
	04/2025	ZAR	2,365		$129	1	0
	05/2025	CNH	7,256		998	0	(3)
	05/2025	IDR	2,045,973		123	0	0
	05/2025	SGD	48		36	0	0
	05/2025		$98	EUR	91	0	0
	05/2025		198	IDR	3,281,841	0	(1)
	05/2025		442	INR	37,900	1	0
	05/2025		8	JPY	1,151	0	0
	06/2025	CNH	4,295		$588	0	(6)
	06/2025	KRW	45,782		32	1	0
	06/2025	TRY	10,767		274	14	0
	06/2025		$106	CNH	765	0	0
	06/2025		673	PLN	2,617	4	(4)
	07/2025	TWD	15,383		$473	7	0
	08/2025	CNH	8,709		1,212	2	0
	08/2025	TWD	39,113		1,197	9	0
	08/2025		$144	TWD	4,688	0	(2)
	10/2025	BRL	2,000		$334	0	(2)

BRC	04/2025	ILS	1,487		402	2	0
	04/2025	INR	1,373		16	0	0

102	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	TRY	250		$6	$0	$0
	04/2025		$186	IDR	3,039,740	0	(3)
	04/2025		16	INR	1,371	0	0
	04/2025		378	TRY	14,463	0	(5)
	04/2025		136	TWD	4,451	0	(2)
	04/2025		115	ZAR	2,103	0	(1)
	05/2025	INR	1,375		$16	0	0
	05/2025	TRY	3,076		79	1	0
	05/2025		$30	TRY	1,160	0	(1)
	06/2025	TRY	3,936		$94	0	(1)
	06/2025		$13	PLN	51	0	0
	06/2025		559	TRY	22,091	0	(27)

BSH	04/2025	AUD	4,210		$2,667	37	0
	04/2025	JPY	99,926		665	0	(1)
	04/2025	PEN	6,709		1,761	0	(65)
	05/2025		217		57	0	(2)
	05/2025		$665	JPY	99,589	1	0
	06/2025	PEN	4,416		$1,197	0	(3)
	06/2025		$125	PLN	481	0	(1)

CBK	04/2025	BRL	9,099		$1,586	1	(9)
	04/2025	CHF	706		802	4	0
	04/2025	COP	2,000,552		457	0	(21)
	04/2025	IDR	5,081,997		306	1	0
	04/2025	ILS	970		266	5	0
	04/2025	INR	17,426		204	0	0
	04/2025	PEN	1,845		496	0	(6)
	04/2025	TWD	66,163		2,019	27	0
	04/2025		$1,586	BRL	9,099	9	0
	04/2025		5,615	CAD	7,998	0	(57)
	04/2025		137	CHF	121	0	(1)
	04/2025		480	COP	2,014,238	1	0
	04/2025		533	IDR	8,737,412	0	(9)
	04/2025		265	INR	22,691	0	0
	04/2025		22	KRW	32,181	0	0
	04/2025		143	PEN	521	0	(1)
	04/2025		2,271	TWD	74,399	0	(30)
	05/2025	CAD	7,987		$5,615	57	0
	05/2025	IDR	2,504,412		151	1	0
	05/2025	PEN	192		51	0	(2)
	05/2025		$197	IDR	3,273,689	0	(1)
	06/2025	CLP	480,251		$512	6	0
	06/2025	CNH	1,459		201	0	(1)
	06/2025	COP	2,506,941		593	2	(1)
	06/2025	KRW	2,454,586		1,709	37	0
	06/2025	PEN	1,028		281	1	0
	06/2025		$140	CNH	1,013	0	0
	07/2025	TWD	27,197		$836	12	0
	07/2025		$1,429	BRL	8,348	6	(1)
	08/2025	PEN	1,356		$363	0	(5)
	08/2025	TWD	28,189		865	9	0

DUB	04/2025	ILS	979		269	6	0
	04/2025	JPY	29,400		200	4	0
	04/2025	NZD	56		32	0	0
	04/2025	SGD	2		2	0	0
	04/2025		$228	EUR	213	3	(1)
	04/2025		721	IDR	11,952,061	0	(4)
	04/2025		82	INR	7,018	0	0
	04/2025		32	NZD	56	0	0
	04/2025		1,617	PEN	5,881	0	(17)
	04/2025		29	SGD	39	0	0
	05/2025	IDR	304,958		$18	0	0
	05/2025	NZD	56		32	0	0
	05/2025	PEN	266		70	0	(2)
	05/2025	SGD	39		29	0	0
	06/2025	KRW	1,835,056		1,278	28	0
	08/2025		$206	CNH	1,478	0	(1)
	09/2025	PEN	5,900		$1,617	17	0

FAR	04/2025	BRL	1,386		241	0	(2)
	04/2025	CHF	2,403		2,695	0	(20)
	04/2025	ILS	1,205		332	8	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	103

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	JPY	71,491		$475	$0	$(2)
	04/2025		$204	AUD	324	0	(2)
	04/2025		241	BRL	1,386	2	0
	04/2025		183	CHF	164	3	0
	04/2025		337	JPY	50,229	0	(2)
	04/2025		33	TWD	1,073	0	0
	05/2025		269	CNH	1,943	0	(1)
	05/2025		475	JPY	71,250	2	0
	06/2025		241	BRL	1,404	2	0
	06/2025		254	PLN	984	0	(1)
	07/2025	CNH	1,935		$269	1	0

GLM	04/2025	BRL	26,078		4,558	13	(25)
	04/2025	CAD	32		22	0	0
	04/2025	DKK	2,400		355	7	0
	04/2025	IDR	5,067,481		305	1	0
	04/2025	KRW	228,943		156	1	0
	04/2025	PEN	102		27	0	(1)
	04/2025	TRY	122		3	0	0
	04/2025		$4,523	BRL	26,078	47	0
	04/2025		453	IDR	7,458,920	0	(5)
	04/2025		30	KRW	43,851	0	0
	05/2025	CNH	2,022		$276	0	(3)
	05/2025	IDR	1,203,422		72	0	0
	05/2025		$305	IDR	5,072,058	0	(1)
	06/2025	CNH	414		$57	0	0
	06/2025		$243	CNH	1,757	1	(1)
	06/2025		156	KRW	228,111	0	(1)
	06/2025		116	PLN	447	0	(1)
	07/2025	TWD	2,831		$87	1	0
	07/2025		$13	TWD	413	0	0
	09/2025	PEN	610		$166	1	0
	10/2025	BRL	1,300		214	0	(4)

JPM	04/2025		4,442		772	0	(6)
	04/2025	EUR	77		81	0	(2)
	04/2025	IDR	1,060,419		64	1	0
	04/2025	ILS	1,051		289	7	0
	04/2025	JPY	36,703		244	0	0
	04/2025	SGD	12		9	0	0
	04/2025	TRY	236		6	0	0
	04/2025	TWD	8,741		267	3	0
	04/2025		$775	BRL	4,442	4	0
	04/2025		224	CAD	323	0	0
	04/2025		6,836	EUR	6,338	17	0
	04/2025		80	IDR	1,320,297	0	(1)
	04/2025		125	INR	10,800	1	0
	04/2025		362	JPY	53,904	0	(2)
	04/2025		22	KRW	32,167	0	0
	04/2025		1,053	TWD	34,611	0	(11)
	04/2025	ZAR	1,284		$70	0	0
	05/2025	CNH	2,161		296	0	(2)
	05/2025	EUR	6,338		6,847	0	(17)
	05/2025	IDR	801,524		48	0	0
	05/2025		$989	CNH	7,171	1	(1)
	05/2025		45	JPY	6,780	0	0
	06/2025	CNH	248		$34	0	0
	06/2025	MXN	40,303		1,953	4	0
	06/2025	PLN	548		142	1	0
	06/2025		$107	BRL	633	2	0
	06/2025		115	MXN	2,362	0	(1)
	06/2025		603	PLN	2,335	1	(2)
	06/2025		29	TRY	1,167	0	(1)
	07/2025	CNH	3,666		$508	0	(1)
	07/2025	TWD	15,871		488	7	0
	07/2025		$87	BRL	510	1	0
	08/2025	CNH	3,472		$481	0	(1)
	08/2025	TWD	28,071		859	7	0
	08/2025		$151	TWD	4,889	0	(3)

MBC	04/2025	CHF	79		$89	0	0
	04/2025	EUR	76		83	1	0
	04/2025	JPY	40,277		270	2	0

104	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	SGD	105		$78	$1	$0
	04/2025	TWD	14,149		437	11	0
	04/2025		$3,387	CHF	2,992	0	(5)
	04/2025		517	GBP	400	0	(1)
	04/2025		347	INR	29,980	4	0
	04/2025		398	JPY	59,500	0	(1)
	04/2025		406	TWD	13,331	0	(4)
	04/2025	ZAR	7,272		$398	2	0
	05/2025	CHF	2,981		3,387	5	0
	05/2025	CNH	3,329		459	0	(1)
	05/2025	IDR	482,761		29	0	0
	05/2025		$488	CNH	3,537	1	0
	06/2025	KRW	408,851		$284	6	0
	06/2025		$217	PLN	838	0	(1)
	07/2025	CNH	1,758		$244	0	0
	07/2025	TWD	6,874		211	3	0
	08/2025	CNH	2,146		297	0	(1)
	08/2025	TWD	6,377		195	1	0

MYI	04/2025	CAD	7,361		5,171	56	0
	04/2025	DKK	2,700		399	7	0
	04/2025	SGD	44		33	0	0
	04/2025		$1,117	DKK	7,470	0	(34)
	04/2025		110	TWD	3,586	0	(2)
	04/2025		579	ZAR	10,589	0	(2)
	05/2025	IDR	439,314		$26	0	0
	06/2025	CNH	919		127	0	0
	06/2025		$49	PLN	194	1	0
	07/2025	BRL	9,900		$1,686	0	(15)

NGF	06/2025	KRW	696,525		489	15	0

SCX	04/2025	BRL	17,615		3,014	0	(73)
	04/2025	JPY	1,782		12	0	0
	04/2025	TWD	7,397		228	5	0
	04/2025		$3,068	BRL	17,615	19	0
	04/2025		231	IDR	3,787,284	0	(4)
	04/2025		22	KRW	32,133	0	0
	04/2025		117	TWD	3,846	0	(1)
	05/2025	CNH	2,532		$351	2	0
	05/2025	IDR	188,514		11	0	0
	05/2025		$12	JPY	1,777	0	0
	06/2025	CNH	365		$50	0	0
	06/2025		$3,014	BRL	17,839	73	0
	06/2025		168	CNH	1,212	0	0
	07/2025	PEN	1,203		$322	0	(4)
	08/2025	TWD	3,814		117	1	0

SSB	04/2025	PEN	139		37	0	(1)
	04/2025		$846	GBP	654	0	(1)
	05/2025	GBP	654		$846	1	0
	05/2025	PEN	544		143	0	(5)

UAG	04/2025	BRL	1,196		206	0	(4)
	04/2025	DKK	2,400		354	6	0
	04/2025	IDR	572,523		35	0	0
	04/2025		$208	BRL	1,196	1	0
	04/2025		35	IDR	572,523	0	0
	04/2025		332	JPY	49,386	0	(3)
	05/2025		34	IDR	573,328	0	0
	06/2025		68	PLN	264	0	0

Total Forward Foreign Currency Contracts						$784	$(945)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	21,200	$102	$84
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	4,000	1	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	1,600	1	0

Total Purchased Options							$104	$84

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	105

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	300	$0	$0
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	300	(1)	0
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	500	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	400	0	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	500	(1)	(1)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	200	0	0

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	300	0	0

						$(3)	$(3)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	100	$0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	100	0	0

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	21,200	(38)	(24)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	21,200	(63)	(45)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	100	0	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	100	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	100	(1)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	100	(1)	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	100	0	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	100	0	0

							$(115)	$(79)

Total Written Options							$(118)	$(82)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Soft Bank Group, Inc.	1.000%	Quarterly	06/20/2026	1.326%	$100	$(1)	$1	$0	$0

106	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$ 1,639	$(439)	$310	$0	$(129)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR 984	191	3	194	0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	984	195	0	195	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	591	118	(1)	117	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	4,135	855	(37)	818	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$ 600	(9)	0	0	(9)

						$911	$275	$1,324	$(138)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
FAR	Pay	DJITR Index	20	5.110%	Monthly	06/20/2025	$2,111	$0	$2	$2	$0

MYI	Receive	ERAUSLT Index	9,029	4.870% (FEDL01 plus a specified spread)	Monthly	04/02/2025	66,469	0	(2,944)	0	(2,944)
	Receive	ERAUSST Index	3,884	4.690% (FEDL01 plus a specified spread)	Monthly	07/16/2025	27,435	0	(104)	0	(104)
	Receive	ERAUSST Index	12,904	4.730% (FEDL01 plus a specified spread)	Maturity	09/24/2025	91,368	0	(3,066)	0	(3,066)

UAG	Receive	ERAUSST Index	143	4.730% (FEDL01 plus a specified spread)	Monthly	04/09/2025	1,010	0	(4)	0	(4)

								$0	$(6,116)	$2	$(6,118)

Total Swap Agreements								$910	$(5,840)	$1,326	$(6,256)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$37	$0	$0	$37	$(47)	$0	$0	$(47)	$(10)	$0	$(10)
BOA	2	0	194	196	(15)	0	(129)	(144)	52	0	52
BPS	96	0	195	291	(315)	0	0	(315)	(24)	0	(24)
BRC	3	84	0	87	(40)	(70)	0	(110)	(23)	0	(23)
BSH	38	0	0	38	(72)	0	0	(72)	(34)	0	(34)
CBK	179	0	0	179	(145)	0	0	(145)	34	0	34
DUB	58	0	0	58	(25)	0	0	(25)	33	0	33
FAR	18	0	2	20	(30)	(3)	0	(33)	(13)	0	(13)
GLM	72	0	0	72	(42)	(5)	0	(47)	25	0	25
GST	0	0	117	117	0	(3)	0	(3)	114	0	114
JPM	57	0	818	875	(51)	0	0	(51)	824	(610)	214
MBC	37	0	0	37	(14)	0	0	(14)	23	0	23
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYI	64	0	0	64	(53)	0	(6,114)	(6,167)	(6,103)	7,775	1,672
NGF	15	0	0	15	0	0	0	0	15	0	15
SAL	0	0	0	0	0	0	(9)	(9)	(9)	0	(9)
SCX	100	0	0	100	(82)	0	0	(82)	18	0	18
SSB	1	0	0	1	(7)	0	0	(7)	(6)	0	(6)
UAG	7	0	0	7	(7)	0	(4)	(11)	(4)	0	(4)

Total Over the Counter	$784	$84	$1,326	$2,194	$(945)	$(82)	$(6,256)	$(7,283)

(i)

Securities with an aggregate market value of $7,775 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	107

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8	$8
Swap Agreements	0	0	0	0	101	101

	$0	$0	$0	$0	$109	$109

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$784	$0	$784
Purchased Options	0	0	0	0	84	84
Swap Agreements	0	1,324	2	0	0	1,326

	$0	$1,324	$2	$784	$84	$2,194

	$0	$1,324	$2	$784	$193	$2,303

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	32	0	22	54
Swap Agreements	0	0	0	0	141	141

	$0	$0	$32	$0	$168	$200

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$945	$0	$945
Written Options	0	3	0	0	79	82
Swap Agreements	0	138	6,118	0	0	6,256

	$0	$141	$6,118	$945	$79	$7,283

	$0	$141	$6,150	$945	$247	$7,483

108	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$26	$26
Futures	0	0	(974)	0	(36)	(1,010)
Swap Agreements	0	220	0	0	22	242

	$0	$220	$(974)	$0	$12	$(742)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,006	$0	$1,006
Purchased Options	0	0	0	0	(14)	(14)
Written Options	0	0	0	0	137	137
Swap Agreements	0	115	12,164	0	0	12,279

	$0	$115	$12,164	$1,006	$123	$13,408

	$0	$335	$11,190	$1,006	$135	$12,666

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	(11)	0	302	291
Swap Agreements	0	(53)	0	0	(140)	(193)

	$0	$(53)	$(11)	$0	$161	$97

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(456)	$0	$(456)
Purchased Options	0	0	0	0	(30)	(30)
Written Options	0	0	0	0	29	29
Swap Agreements	0	(97)	(17,271)	0	0	(17,368)

	$0	$(97)	$(17,271)	$(456)	$(1)	$(17,825)

	$0	$(150)	$(17,282)	$(456)	$160	$(17,728)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,755	$0	$4,755
Industrials	0	995	0	995
Utilities	0	2,662	0	2,662
U.S. Government Agencies	0	100,069	0	100,069
U.S. Treasury Obligations	0	10,905	0	10,905
Non-Agency Mortgage-Backed Securities	0	19,292	0	19,292
Asset-Backed Securities
Automobile ABS Other	0	2,719	0	2,719
Automobile Sequential	0	14,084	0	14,084
CMBS Other	0	1,044	0	1,044
Credit Card Bullet	0	4,440	0	4,440
Credit Card Other	0	601	0	601
Home Equity Other	0	12,044	0	12,044
Home Equity Sequential	0	49	0	49
Whole Loan Collateral	0	723	0	723
Other ABS	0	21,914	0	21,914
Sovereign Issues	0	14,801	0	14,801
Common Stocks
Communication Services	44	0	0	44
Consumer Discretionary	288	0	0	288
Consumer Staples	102	0	0	102
Energy	52	0	0	52
Financials	518	0	0	518
Health Care	337	0	0	337
Industrials	265	0	0	265
Information Technology	397	0	0	397
Materials	108	0	0	108
Short-Term Instruments
Commercial Paper	0	9,394	0	9,394

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Repurchase Agreements	$0	$17,000	$0	$17,000
U.S. Treasury Bills	0	11,723	0	11,723

	$2,111	$249,214	$0	$251,325

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,761	$0	$0	$16,761

Total Investments	$18,872	$249,214	$0	$268,086

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,670)	$0	$(6,670)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	107	0	109
Over the counter	0	2,194	0	2,194

	$2	$2,301	$0	$2,303

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34)	(166)	0	(200)
Over the counter	0	(7,154)	(129)	(7,283)

	$(34)	$(7,320)	$(129)	$(7,483)

Total Financial Derivative Instruments	$(32)	$(5,019)	$(129)	$(5,180)

Totals	$18,840	$237,525	$(129)	$256,236

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	109

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.2%

CORPORATE BONDS & NOTES 9.4%

BANKING & FINANCE 5.9%

American Express Co.
5.284% due 07/26/2035 •		$1,100	$1,100

American Tower Corp.
3.800% due 08/15/2029		1,686	1,620

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		567	531

Bank of America Corp.
3.974% due 02/07/2030 •		1,446	1,407

Bank of Nova Scotia
5.450% due 08/01/2029		1,600	1,644

Barclays PLC
4.837% due 09/10/2028 •		100	100
4.972% due 05/16/2029 •		800	803
5.690% due 03/12/2030 •		200	205
7.437% due 11/02/2033 •		600	670

Cape Lookout Re Ltd.
11.192% due 03/13/2032 •		250	250

Citibank NA
4.838% due 08/06/2029		1,100	1,112

Credit Suisse AG AT1 Claim		2,612	314

Crown Castle, Inc.
4.900% due 09/01/2029		100	100

Deutsche Bank AG
1.375% due 09/03/2026 ~	EUR	400	430
3.547% due 09/18/2031 •		$2,000	1,840

Discover Bank
4.650% due 09/13/2028		1,544	1,531

Equinix, Inc.
1.550% due 03/15/2028		700	642

Extra Space Storage LP
5.400% due 06/15/2035		300	298

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	604	643

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		$400	382
4.542% due 08/01/2026		200	198
5.800% due 03/05/2027		600	603
5.800% due 03/08/2029		400	396

GA Global Funding Trust
5.500% due 04/01/2032 (b)		300	302

GLP Capital LP
5.625% due 09/15/2034		100	98

Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		1,446	1,426
6.208% due 03/15/2028 •		400	408

Hestia Re Ltd.
12.542% due 03/13/2032 ~		250	250

HPS Corporate Lending Fund
5.950% due 04/14/2032		300	296

HSBC Holdings PLC
2.848% due 06/04/2031 •		600	539

Integrity RE Ltd.
29.782% due 06/06/2027 ~		250	249

Jackson National Life Global Funding
5.324% due 01/14/2028 •		100	101
5.600% due 04/10/2026		1,200	1,211

JPMorgan Chase & Co.
3.782% due 02/01/2028 •		200	197
5.040% due 01/23/2028 •		400	404

MMIFS Re Ltd.
5.783% due 01/10/2033 ~	CAD	250	173

Morgan Stanley
1.512% due 07/20/2027 •		$1,200	1,154
4.654% due 10/18/2030 •		100	99
5.656% due 04/18/2030 •		100	103

Nomura Holdings, Inc.
5.783% due 07/03/2034		200	205

Prologis LP
4.200% due 02/15/2033	CAD	200	140

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 01/31/2035		$300	$298

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029		1,678	1,570

UBS Group AG
4.751% due 05/12/2028 •		1,000	1,001

VICI Properties LP
5.125% due 11/15/2031		100	99
5.625% due 04/01/2035 (b)		200	199
5.750% due 04/01/2034		100	101

Wells Fargo & Co.
0.625% due 08/14/2030	EUR	1,200	1,122
5.707% due 04/22/2028 •		$100	102

			28,666

INDUSTRIALS 1.7%

Bacardi Ltd.
2.750% due 07/15/2026		100	98

Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	195
6.500% due 11/21/2033		200	210

Boeing Co.
2.196% due 02/04/2026		100	98

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		700	669

DAE Funding LLC
3.375% due 03/20/2028		500	477

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (c)		1,100	1,064

Imperial Brands Finance PLC
3.500% due 07/26/2026		200	197

MPLX LP
2.650% due 08/15/2030		800	713

Nakilat, Inc.
6.067% due 12/31/2033		696	723

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		420	416

Occidental Petroleum Corp.
5.550% due 10/01/2034		1,400	1,369

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		800	765

T-Mobile USA, Inc.
2.700% due 03/15/2032		300	259
3.375% due 04/15/2029		500	475

United Airlines Pass-Through Trust
5.450% due 08/15/2038		198	200

			7,928

UTILITIES 1.8%

Edison International
5.750% due 06/15/2027		542	548

Eversource Energy
5.850% due 04/15/2031		1,400	1,456

ONEOK, Inc.
5.050% due 11/01/2034		1,900	1,835

Pacific Gas & Electric Co.
3.000% due 06/15/2028		500	470
4.550% due 07/01/2030		800	775
5.282% due 09/04/2025 •		900	900

Southern California Edison Co.
4.650% due 10/01/2043		300	251
4.700% due 06/01/2027		100	100
4.875% due 02/01/2027		600	602
5.150% due 06/01/2029		200	201
5.350% due 03/01/2026		100	101

Southern Co. Gas Capital Corp.
1.750% due 01/15/2031		1,900	1,603

			8,842

Total Corporate Bonds & Notes (Cost $46,867)			45,436

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 57.2%

Fannie Mae
1.396% due 03/25/2041 •(a)		$1,118	$103
2.246% due 03/25/2036 •(a)		315	23
4.202% due 10/01/2029 ~		2,500	2,485
4.300% due 12/01/2029		1,704	1,699
4.540% due 07/01/2030		600	604
4.705% due 09/01/2031 •		4,900	4,953
4.720% due 10/01/2028		1,400	1,422
4.770% due 10/01/2028		900	915
4.860% due 08/01/2030		800	819
4.930% due 06/01/2029		1,100	1,126
5.290% due 11/25/2054 •		1,957	1,955
5.300% due 11/01/2030		2,200	2,284
8.743% due 12/25/2036 •		16	18

Freddie Mac
2.007% due 07/15/2036 •(a)		611	60
2.237% due 04/15/2036 •(a)		61	5
3.000% due 09/01/2032		1,280	1,239
4.000% due 01/01/2048 - 03/01/2049		983	928
5.280% due 11/25/2054 •		1,885	1,887

Ginnie Mae
4.750% due 11/20/2044 •		219	224
6.473% due 04/20/2068 •		717	724

Ginnie Mae, TBA
4.500% due 05/01/2055		4,210	4,038
5.000% due 05/01/2055		7,180	7,059

Uniform Mortgage-Backed Security
3.000% due 01/01/2027		206	203
3.500% due 06/01/2045 - 04/01/2048		6,644	6,070
4.500% due 12/01/2054		3,082	2,963

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055		10,900	9,446
4.000% due 05/01/2055		37,970	35,328
4.500% due 05/01/2055 - 06/01/2055		15,600	14,914
5.000% due 04/01/2055 - 05/01/2055		24,800	24,298
5.500% due 05/01/2055		23,500	23,450
6.000% due 06/01/2055		50,500	51,195
6.500% due 06/01/2055		72,150	74,277

Total U.S. Government Agencies (Cost $276,955)			276,714

U.S. TREASURY OBLIGATIONS 7.8%

U.S. Treasury Bonds
4.625% due 05/15/2044		6,100	6,122

U.S. Treasury Inflation Protected Securities (g)
0.625% due 07/15/2032 (j)(l)		8,745	8,167
1.875% due 07/15/2034		19,333	19,519
2.125% due 04/15/2029		3,789	3,902

Total U.S. Treasury Obligations (Cost $37,866)			37,710

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.4%

Adjustable Rate Mortgage Trust
5.581% due 01/25/2036 ~		854	646
5.837% due 09/25/2035 ~		7	6

AG Trust
6.335% due 07/15/2041 •		1,283	1,286

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		235	155

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	1,851	2,396

Banc of America Funding Trust
4.854% due 04/20/2047 •		$27	22
7.621% due 09/20/2034 •		3	3

BCAP LLC Trust
5.250% due 04/26/2037		46	26

BDS Ltd.
5.871% due 10/21/2042 •		2,200	2,197

110	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
5.172% due 01/25/2035 •		$2	$2
5.239% due 07/25/2034 •		43	41
5.852% due 02/25/2034 •		2	2
6.337% due 01/25/2033 ~		237	236
6.548% due 04/25/2033 ~		8	8
7.480% due 08/25/2033 •		19	18

Bear Stearns ALT-A Trust
4.935% due 01/25/2036 •		39	37
5.564% due 05/25/2035 ~		12	11

BX Trust
5.068% due 04/15/2039 •		867	860

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 •		1,527	1,377
3.500% due 06/25/2062 ~		2,773	2,572

CIM Trust
5.000% due 05/25/2062 ~		1,624	1,620
6.639% due 12/25/2067 þ		522	527

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		2,438	2,440

Colony Mortgage Capital Ltd.
6.157% due 11/15/2038 ~		3,200	3,096

Countrywide Alternative Loan Trust
4.795% due 05/25/2047 ~		97	89
4.835% due 08/25/2037 •		91	57
5.074% due 12/20/2035 ~		353	331
5.075% due 11/25/2035 •		1,779	1,565
5.500% due 11/25/2035		39	23
5.635% due 12/25/2035 •		48	43
5.635% due 12/25/2035 ~		2	2
6.250% due 08/25/2036		1,102	593

Countrywide Home Loan Mortgage Pass-Through Trust
4.933% due 09/25/2047 •		1	1
5.095% due 02/25/2035 •		11	10

Credit Suisse First Boston Mortgage Securities Corp.
5.083% due 03/25/2032 •		4	3

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		1,961	1,727

Cross Mortgage Trust
6.615% due 03/25/2068 þ		1,299	1,314

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.935% due 10/25/2047 ~		1,571	1,246

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ		2,535	2,549

Eurohome U.K. Mortgages PLC
4.728% due 06/15/2044 •	GBP	42	54

GSR Mortgage Loan Trust
4.632% due 11/25/2035 •		$1	1

HarborView Mortgage Loan Trust
4.651% due 07/19/2047 •		1,556	1,481
4.841% due 12/19/2036 •		452	356

IndyMac INDX Mortgage Loan Trust
4.915% due 07/25/2035 ~		1	1
5.075% due 07/25/2045 •		29	23

JP Morgan Chase Commercial Mortgage Securities Trust
5.417% due 02/15/2035 ~		658	653

JP Morgan Mortgage Trust
5.753% due 04/25/2037 ~		32	24

Lehman XS Trust
4.795% due 12/25/2036 ~		608	588
4.935% due 08/25/2037 •		393	383

Luminent Mortgage Trust
4.491% due 04/25/2036 ~		2,531	1,698

MASTR Adjustable Rate Mortgages Trust
4.645% due 04/25/2046 •		2	2
5.165% due 10/25/2033 ~		319	276

Merrill Lynch Alternative Note Asset Trust
4.835% due 03/25/2037 •		3,813	903

Merrill Lynch Mortgage Investors Trust
4.935% due 11/25/2035 •		63	60
6.058% due 05/25/2033 ~		20	19

Merrill Lynch Mortgage-Backed Securities Trust
4.369% due 04/25/2037 •		7	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MFA Trust
4.400% due 03/25/2068 þ		$1,065	$1,050
6.775% due 10/25/2058 þ		950	962

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		300	282
6.864% due 10/25/2063 þ		2,015	2,039

OBX Trust
5.949% due 02/25/2063 þ		1,047	1,050
6.113% due 03/25/2063 þ		730	734
6.567% due 06/25/2063 þ		754	763
7.045% due 09/25/2063 þ		2,005	2,034

PHH Alternative Mortgage Trust
4.755% due 02/25/2037 •		1,185	875

PRPM LLC
4.000% due 06/25/2053 þ		1,539	1,511

Residential Accredit Loans, Inc. Trust
4.775% due 01/25/2037 ~		1,157	1,010

Sequoia Mortgage Trust
4.801% due 01/20/2047 ~		3	2
5.224% due 03/20/2035 ~		2	2

Stratton Mortgage Funding PLC
5.608% due 06/20/2060 •	GBP	472	611

Structured Adjustable Rate Mortgage Loan Trust
4.088% due 11/25/2035 ~		$302	285

Structured Asset Mortgage Investments Trust
5.131% due 02/19/2035 •		16	15

Thornburg Mortgage Securities Trust
5.989% due 06/25/2047 ~		5	4

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	1,155	1,496

Trinity Square PLC
5.470% due 07/15/2059 ~		511	661

Verus Securitization Trust
4.260% due 02/25/2067 þ		$1,064	1,015
6.193% due 03/25/2068 þ		1,009	1,013
6.476% due 06/25/2068 þ		796	803
7.070% due 10/25/2068 þ		1,341	1,368

WaMu Mortgage Pass-Through Certificates Trust
3.727% due 04/25/2037 •		6	5
3.846% due 01/25/2037 •		2	2
4.092% due 12/25/2046 •		116	104
4.356% due 12/25/2036 •		2	2
5.445% due 07/25/2047 •		263	220
5.515% due 10/25/2046 •		3,053	2,619

Washington Mutual Mortgage Pass-Through Certificates Trust
5.385% due 02/25/2047 •		1,249	1,150
5.605% due 05/25/2046 •		3	2

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		728	630
7.125% due 07/25/2037 ~		24	22

Total Non-Agency Mortgage-Backed Securities (Cost $61,773)			60,006

ASSET-BACKED SECURITIES 26.2%

AUTOMOBILE ABS OTHER 1.3%

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		2,000	1,996
4.640% due 01/15/2030		1,600	1,599

GLS Auto Receivables Issuer Trust
5.080% due 01/16/2029		2,444	2,459

			6,054

AUTOMOBILE SEQUENTIAL 4.6%

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		770	772

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		1,300	1,335
6.120% due 04/20/2027		3,300	3,340

Carvana Auto Receivables Trust
5.380% due 03/12/2029		600	609
5.420% due 04/10/2028		795	799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.410% due 09/10/2027	$281	$282

Citizens Auto Receivables Trust
5.110% due 04/17/2028	300	302
5.430% due 10/15/2026	182	183

CPS Auto Receivables Trust
4.910% due 06/15/2028	1,389	1,389
5.710% due 09/15/2027	156	156

Drive Auto Receivables Trust
5.830% due 12/15/2026	90	90

DT Auto Owner Trust
6.290% due 08/16/2027	427	428

Fifth Third Auto Trust
5.800% due 11/16/2026	102	102

Ford Credit Auto Owner Trust
4.650% due 02/15/2028	512	513

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	616	620

GECU Auto Receivables Trust
5.950% due 03/15/2027	385	385

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	397	398
6.040% due 03/15/2027	150	150

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	1,000	1,014
6.270% due 08/16/2027	654	656

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	900	906

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	300	299
5.440% due 01/25/2029	2,300	2,333
5.490% due 06/25/2027	300	302

Hyundai Auto Receivables Trust
4.990% due 02/15/2029	1,400	1,413
5.290% due 04/15/2027	810	812

Octane Receivables Trust
5.870% due 05/21/2029	619	621

Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	269	269
5.380% due 11/25/2030	332	333
7.130% due 01/26/2032	281	283

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027	188	188

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	338	340

Veros Auto Receivables Trust
7.120% due 11/15/2028	356	357

Westlake Automobile Receivables Trust
5.960% due 10/15/2026	161	161

		22,140

CMBS OTHER 2.3%

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •	644	632

MF1 Ltd.
6.067% due 02/19/2037 •	2,900	2,912

PFP Ltd.
6.595% due 08/19/2035 •	1,718	1,720

Ready Capital Mortgage Financing LLC
6.872% due 10/25/2039 •	1,623	1,634

Starwood Commercial Mortgage Trust
6.149% due 11/15/2038 •	4,500	4,476

		11,374

CREDIT CARD BULLET 1.2%

American Express Credit Account Master Trust
4.870% due 05/15/2028	1,600	1,610

Bank of America Credit Card Trust
4.790% due 05/15/2028	1,700	1,708

Synchrony Card Funding LLC
4.930% due 07/15/2030	2,500	2,534

		5,852

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	111

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 6.6%

ABFC Trust
5.170% due 03/25/2035 •	$1,140	$1,085

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.380% due 07/25/2035 •	3,538	3,481

Argent Securities Trust
4.545% due 09/25/2036 •	670	216
4.915% due 06/25/2036 •	2,011	547

Carrington Mortgage Loan Trust
4.695% due 02/25/2037 •	2,620	2,496

Citigroup Mortgage Loan Trust
4.735% due 12/25/2036 ~	2,907	1,056
4.755% due 09/25/2036 •	3,069	2,334

Countrywide Asset-Backed Certificates Trust
4.835% due 02/25/2037 •	363	339
4.935% due 01/25/2046 •	3,951	3,760

Fremont Home Loan Trust
5.095% due 01/25/2036 ~	306	294

GSAA Home Equity Trust
4.675% due 06/25/2036 •	568	108

GSAMP Trust
4.695% due 12/25/2046 •	1,588	798

HSI Asset Securitization Corp. Trust
4.655% due 12/25/2036 •	7,837	1,987

IndyMac Residential Asset Backed Trust
4.645% due 04/25/2037 ~	209	147

JP Morgan Mortgage Acquisition Corp.
4.735% due 07/25/2036 ~	545	234

Long Beach Mortgage Loan Trust
5.410% due 04/25/2035 ~	310	308

MASTR Asset-Backed Securities Trust
4.755% due 10/25/2036 •	2,474	1,208
4.915% due 03/25/2036 ~	355	213

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 01/25/2037 ~	2,048	933
4.565% due 02/25/2037 •	1,903	1,674
4.715% due 08/25/2036 •	3,466	1,729

Morgan Stanley Home Equity Loan Trust
4.605% due 04/25/2037 •	2,046	1,059

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.095% due 10/25/2036 ~	1,382	306

NovaStar Mortgage Funding Trust
4.755% due 10/25/2036 •	1,886	838

Ownit Mortgage Loan Trust
5.335% due 10/25/2036 •	226	217

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.310% due 10/25/2034 •	1,131	1,004

Residential Asset Mortgage Products Trust
5.110% due 11/25/2035 •	910	898

Securitized Asset-Backed Receivables LLC Trust
5.155% due 10/25/2035 •	2,650	2,286

Soundview Home Loan Trust
4.515% due 06/25/2037 ~	465	305
4.955% due 02/25/2037 •	1,193	321

		32,181

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
5.155% due 04/25/2037 •	307	82

WHOLE LOAN COLLATERAL 0.6%

PRET LLC
4.744% due 07/25/2051 þ	513	511
4.843% due 09/25/2051 þ	1,673	1,666
4.868% due 07/25/2051 þ	575	575

		2,752

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 9.6%

ACHV ABS Trust
5.430% due 10/27/2031		$920	$925

Anchorage Credit Funding Ltd.
2.875% due 07/27/2039		300	278
3.177% due 10/25/2038		300	289
3.900% due 07/28/2037		289	286
3.928% due 04/25/2038		300	291
4.300% due 07/25/2036		212	209

Ares European CLO DAC
4.544% due 10/21/2034 •	EUR	900	975

Birch Grove CLO Ltd.
5.893% due 07/17/2037 ~		$2,800	2,802

Black Diamond CLO DAC
3.536% due 05/15/2032 •	EUR	1,292	1,398

Cairn CLO DAC
3.565% due 10/15/2031 •		718	776

Carlyle Euro CLO DAC
3.446% due 08/15/2032 •		2,215	2,395

Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~		$2,500	2,491

Carlyle Global Market Strategies Euro CLO DAC
3.485% due 01/15/2031 •	EUR	1,027	1,105

College Avenue Student Loans LLC
6.240% due 05/25/2055 •		$2,610	2,670

CRB Securitization Trust
6.960% due 10/20/2033		400	402

Galaxy CLO Ltd.
5.534% due 10/15/2030 •		173	173

Harvest CLO DAC
3.425% due 10/15/2031 •	EUR	667	721

KKR CLO Ltd.
5.514% due 07/15/2030 ~		$137	137

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		288	282

Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	1,045
4.485% due 10/15/2032 •		2,300	2,490

Marlette Funding Trust
5.950% due 11/15/2032		$146	146

Nelnet Student Loan Trust
5.174% due 04/20/2062 •		996	992
6.544% due 02/20/2041 •		180	184
6.640% due 02/20/2041		180	186

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~		697	698

Pagaya AI Debt Selection Trust
5.331% due 01/15/2032		2,199	2,210
7.600% due 12/16/2030		66	66

Rockford Tower Europe CLO DAC
3.631% due 01/24/2035 •	EUR	2,200	2,374

Segovia European CLO DAC
3.624% due 07/20/2032 •		1,952	2,112

SMB Private Education Loan Trust
1.070% due 01/15/2053		$1,314	1,176
1.340% due 03/17/2053		649	606
2.850% due 11/16/2054		735	687
5.164% due 01/15/2053 ~		1,397	1,372
5.897% due 11/15/2052 •		373	377

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		895	859

Theorem Funding Trust
7.600% due 04/15/2029		263	265

Toro European CLO DAC
3.709% due 01/12/2032 •	EUR	8,998	9,692

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		$127	125

			46,267

Total Asset-Backed Securities (Cost $136,139)			126,702

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 7.7%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	1,280,000	$1,282

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (f)	BRL	18,800	3,190
0.000% due 10/01/2025 (f)		15,000	2,453

Colombian TES
6.000% due 04/28/2028	COP	6,220,500	1,323

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	800	589

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	8,300	355

Israel Government International Bond
1.750% due 08/31/2025	ILS	200	53

Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	10,612	453
3.000% due 12/03/2026 (g)		20,213	951
4.000% due 11/30/2028 (g)		5,348	253
4.000% due 08/24/2034 (g)		48,426	2,206
8.000% due 11/07/2047		15,900	642
8.500% due 03/01/2029		9,700	469

Peru Government International Bond
5.400% due 08/12/2034	PEN	9,100	2,260
6.150% due 08/12/2032		28,100	7,685
6.900% due 08/12/2037		2,800	753
6.950% due 08/12/2031		1,400	407
7.300% due 08/12/2033		3,300	949
7.600% due 08/12/2039		500	141

Province of Quebec
4.450% due 09/01/2034	CAD	5,800	4,304

Republic of Poland Government International Bond
4.750% due 07/25/2029	PLN	5,700	1,442

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	14,200	688
8.000% due 01/31/2030		15,400	805
8.250% due 03/31/2032		7,300	366
8.500% due 01/31/2037		9,600	435
9.000% due 01/31/2040		41,500	1,872

Turkey Government International Bond
44.165% due 09/06/2028 ~	TRY	21,700	538
45.031% due 05/20/2026 ~		300	8
45.031% due 08/19/2026 ~		100	3
45.031% due 05/17/2028 ~		24,000	598

Total Sovereign Issues (Cost $37,239)			37,473

		SHARES
COMMON STOCKS 1.3%

COMMUNICATION SERVICES 0.0%

Verizon Communications, Inc.		958	43

Walt Disney Co.		958	95

			138

CONSUMER DISCRETIONARY 0.2%

Amazon.com, Inc. (d)		958	182

Home Depot, Inc.		958	351

McDonald’s Corp.		958	299

NIKE, Inc. ‘B’		958	61

			893

CONSUMER STAPLES 0.1%

Coca-Cola Co.		958	69

Procter & Gamble Co.		958	163

Walmart, Inc.		958	84

			316

ENERGY 0.0%

Chevron Corp.		958	160

112	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.3%

American Express Co.	958	$258

Goldman Sachs Group, Inc.	958	523

JPMorgan Chase & Co.	958	235

Travelers Cos., Inc.	958	253

Visa, Inc. ‘A’	958	336

		1,605

HEALTH CARE 0.2%

Amgen, Inc.	958	298

Johnson & Johnson	958	159

Merck & Co., Inc.	958	86

UnitedHealth Group, Inc.	958	502

		1,045

INDUSTRIALS 0.2%

3M Co.	958	141

Boeing Co. (d)	958	163

Caterpillar, Inc.	958	316

Honeywell International, Inc.	958	203

		823

INFORMATION TECHNOLOGY 0.2%

Apple, Inc.	958	213

Cisco Systems, Inc.	958	59

International Business Machines Corp.	958	238

Microsoft Corp.	958	360

NVIDIA Corp.	958	104

Salesforce, Inc.	958	257

		1,231

MATERIALS 0.1%

Sherwin-Williams Co.	958	335

Total Common Stocks (Cost $5,820)		6,546

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 26.2%

COMMERCIAL PAPER 6.0%

AbbVie, Inc.
4.640% due 04/15/2025	$420	$419
4.640% due 04/17/2025	710	708

AES Corp.
4.900% due 04/10/2025	2,400	2,397

Alimentation Couche-Tard, Inc.
4.570% due 04/10/2025	2,390	2,387

Aon Corp.
4.550% due 04/10/2025	2,450	2,447

Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (b)	2,410	2,402

Constellation Brands, Inc.
4.700% due 04/04/2025	890	889
4.800% due 04/21/2025	410	409

Crown Castle, Inc.
4.910% due 04/29/2025	2,390	2,381

Enbridge U.S., Inc.
4.640% due 04/25/2025	400	399

Global Payments, Inc.
5.000% due 04/22/2025	2,390	2,383

Harley-Davidson Financial Services, Inc.
4.920% due 04/22/2025	2,200	2,194

Intel Corp.
4.600% due 04/02/2025	2,390	2,389

Jones Lang LaSalle Finance BV
4.700% due 04/15/2025	2,390	2,385

Marsh & McLennan Cos, Inc.
4.600% due 04/17/2025	2,340	2,335

Targa Resources Corp.
4.700% due 04/21/2025	2,400	2,393

		28,917

REPURCHASE AGREEMENTS (h) 18.9%
		91,400

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.3%
4.293% due 04/03/2025 - 06/05/2025 (e)(f)(l)	$6,314	$6,287

Total Short-Term Instruments (Cost $126,608)		126,604

Total Investments in Securities (Cost $729,267)		717,191

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	7,859	76

Total Short-Term Instruments (Cost $76)		76

Total Investments in Affiliates (Cost $76)		76

Total Investments 148.2% (Cost $729,343)		$717,267

Financial Derivative Instruments (i)(k) (0.4)% (Cost or Premiums, net $9,210)		(1,749)

Other Assets and Liabilities, net (47.8)%		(231,643)

Net Assets 100.0%		$483,875

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	113

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.440%	03/31/2025	04/01/2025	$91,400	U.S. Treasury Notes 0.375% due 07/31/2027	$(93,209)	$91,400	$91,411

Total Repurchase Agreements						$(93,209)	$91,400	$91,411

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$21,800	$(19,565)	$(19,650)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2055	10,210	(10,030)	(10,008)

Total Short Sales (6.1)%				$(29,595)	$(29,658)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$91,411	$0	$0	$91,411	$(93,209)	$(1,798)

Total Borrowings and Other Financing Transactions	$91,411	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	4	$	4	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	3		3	(1)	(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	11		11	(3)	(3)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	4		4	(1)	(2)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	3		3	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	11		11	(3)	(4)

Total Written Options						$(10)	$(11)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index June Futures	06/2025	40	$11,307	$(207)	$60	$0
Euro STOXX 50 June Futures	06/2025	48	2,693	(110)	0	(66)
FTSE 100 Index June Futures	06/2025	7	777	(11)	0	(7)
Nikkei 225 Index June Futures	06/2025	13	1,562	(60)	0	(59)
U.S. Treasury 5-Year Note June Futures	06/2025	272	29,419	26	0	(9)
U.S. Treasury 10-Year Note June Futures	06/2025	40	4,449	61	1	0

				$(301)	$61	$(141)

114	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	28	$(3,196)	$(38)	$0	$(2)
U.S. Treasury Long-Term Bond June Futures	06/2025	5	(586)	(14)	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	52	(6,357)	(29)	0	(23)

				$(81)	$0	$(26)

Total Futures Contracts				$(382)	$61	$(167)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.346%		$700	$12	$(6)	$6	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		200	(1)	4	3	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.269		100	1	0	1	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328	EUR	300	2	0	2	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.204		200	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.359		300	0	6	6	0	0

							$15	$4	$19	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$270	$(6)	$1	$(5)	$0	$0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030	200	(4)	0	(4)	0	0

					$(10)	$1	$(9)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$4,900	$358	$(88)	$270	$1	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	1,400	73	1	74	1	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	300	6	0	6	0	0

					$437	$(87)	$350	$2	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	28,700	$(789)	$(61)	$(850)	$125	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		200	(1)	4	3	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	4	4	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		200	(1)	(4)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	40,200	594	(176)	418	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		31,010	(62)	243	181	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		28,300	0	25	25	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		36,000	200	17	217	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		21,800	278	268	546	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		3,500	(3)	(3)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		33,100	0	224	224	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		5,150	48	(22)	26	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		700	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,300	409	342	751	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		18,750	184	29	213	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		6,600	19	(31)	(12)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		50,000	3,224	198	3,422	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		200	2	0	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		500	(2)	(13)	(15)	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	115

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.375%	Annual	10/15/2034	$	400	$(1)	$(13)	$(14)	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		400	(1)	(13)	(14)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034		200	(1)	(6)	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		300	(1)	(8)	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		400	(1)	(10)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		400	(1)	(10)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		600	(2)	(15)	(17)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		500	(2)	(11)	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		500	(2)	(11)	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		500	(2)	(12)	(14)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		500	(2)	(12)	(14)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		500	(2)	(13)	(15)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		300	(1)	(6)	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		1,000	(3)	(18)	(21)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		500	(2)	5	3	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		500	(2)	2	0	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		23,500	(147)	278	131	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		300	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		300	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		400	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		500	(1)	5	4	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		500	(1)	11	10	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		200	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		200	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		300	(1)	9	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		300	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		400	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		500	(1)	(8)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		500	(1)	(6)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		400	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		5,100	78	65	143	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		13,200	2,578	3,636	6,214	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		900	209	129	338	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,060	167	448	615	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		8,130	84	370	454	0	(60)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	5,502,700	0	37	37	0	(1)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034	EUR	100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	(2)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		300	(1)	9	8	0	(1)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	(4)	(5)	1	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	5,700	0	(31)	(31)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,400	(66)	271	205	67	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	1,280,000	0	5	5	0	(2)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	9,200	0	0	0	0	(3)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	400	(1)	3	2	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		240	1	(3)	(2)	1	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		80	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		200	(1)	(9)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(11)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(8)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(7)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		300	(1)	(7)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	(2)	(3)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(8)	(8)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		200	(1)	6	5	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		200	(1)	(2)	(3)	1	0

116	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	2.610%	Annual	03/24/2035	EUR	200	$(1)	$0	$(1)	$1	$0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	(1)	(2)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		200	(1)	(3)	(4)	0	(4)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		13,080	(557)	33	(524)	55	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		5,400	437	3	440	0	(43)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	6,400	0	(2)	(2)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		10,700	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		9,100	0	(16)	(16)	0	0
Receive(6)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		10,700	0	(26)	(26)	0	0
Receive(6)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		6,400	0	(15)	(15)	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	400	0	(1)	(1)	0	(1)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		3,200	0	(41)	(41)	0	(7)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		2,980	3	(58)	(55)	0	(7)
Receive	CPURNSA	0.000	Maturity	03/27/2030	$	6,300	0	26	26	6	0

							$6,825	$5,965	$12,790	$321	$(376)

Total Swap Agreements							$7,267	$5,883	13,150	$323	$(376)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$61	$323	$384	$(11)	$(167)	$(376)	$(554)

(j)

Securities with an aggregate market value of $1,586 and cash of $12,238 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	188,585		$1,262	$5	$0
	04/2025		$19,747	AUD	31,216	0	(242)
	04/2025		2,099	JPY	316,710	12	0
	04/2025		2,367	SGD	3,165	0	(12)
	05/2025	AUD	31,216		$19,752	242	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	117

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	CNH	11,376		$1,553	$0	$(17)
	05/2025	JPY	315,647		2,099	0	(12)
	05/2025	SGD	3,160		2,367	11	0
	05/2025		$5,973	CNH	43,250	2	(6)
	06/2025	CNH	27,465		$3,758	0	(42)
	06/2025		$676	CNH	4,875	0	(1)
	07/2025	CNH	21,523		$2,987	5	(1)
	08/2025		21,527		2,985	0	(5)

BOA	04/2025	CZK	342		14	0	(1)
	04/2025	JPY	107,500		716	0	0
	04/2025	KRW	150,379		103	0	0
	04/2025		$713	EUR	655	0	(5)
	04/2025		1,004	ZAR	18,232	0	(10)
	05/2025	CNH	11,123		$1,520	0	(15)
	05/2025	HKD	136,426		17,560	6	0
	05/2025	IDR	2,084,070		125	0	0
	05/2025		$131	INR	11,247	0	0
	06/2025	CNH	7,924		$1,089	0	(7)
	06/2025		$331	CNH	2,392	0	0
	06/2025		152	KRW	221,464	0	(1)
	06/2025		121	PEN	444	0	0
	06/2025		2,005	PLN	7,746	0	(10)
	08/2025	TWD	187		$6	0	0

BPS	04/2025	AUD	2,223		1,401	12	0
	04/2025	BRL	12,544		2,182	0	(16)
	04/2025	CAD	3,489		2,435	10	0
	04/2025	CZK	4,747		195	0	(11)
	04/2025	EUR	57,302		60,086	0	(1,875)
	04/2025	GBP	287		369	0	(1)
	04/2025	IDR	13,493,582		814	4	0
	04/2025	ILS	320		87	1	0
	04/2025	JPY	1,854,998		12,442	75	0
	04/2025	KRW	3,513,863		2,400	13	0
	04/2025	NOK	170		16	0	0
	04/2025	TWD	382,220		11,642	131	0
	04/2025		$571	AUD	902	0	(7)
	04/2025		2,187	BRL	12,544	11	0
	04/2025		2,650	IDR	43,585,636	0	(35)
	04/2025		1,140	INR	98,923	16	0
	04/2025		752	JPY	113,031	2	0
	04/2025		912	KRW	1,325,363	0	(12)
	04/2025		956	SGD	1,280	0	(3)
	04/2025		9,443	TWD	309,702	0	(116)
	04/2025	ZAR	14,440		$788	2	(1)
	05/2025	CNH	40,431		5,564	1	(17)
	05/2025	IDR	6,137,735		369	1	0
	05/2025	JPY	112,652		752	0	(2)
	05/2025	SGD	1,278		956	3	0
	05/2025	THB	6,770		200	0	0
	05/2025		$1,052	HKD	8,166	0	(1)
	05/2025		534	IDR	8,857,238	0	(3)
	05/2025		1,737	INR	148,962	1	0
	05/2025		16	NOK	170	0	0
	06/2025	CNH	32,033		$4,395	0	(37)
	06/2025	KRW	139,966		98	3	0
	06/2025	TRY	31,874		811	42	0
	06/2025		$1,830	PLN	7,117	13	(10)
	07/2025	TWD	89,912		$2,767	43	0
	08/2025	CNH	20,320		2,828	6	0
	08/2025	TWD	144,386		4,423	37	0
	08/2025		$266	CNH	1,918	0	0
	08/2025		152	TWD	4,974	0	(1)
	10/2025	BRL	5,600		$935	0	(5)

BRC	04/2025	ILS	4,459		1,204	4	0
	04/2025	INR	3,114		36	0	(1)
	04/2025	MYR	41,884		9,489	32	0
	04/2025	SEK	1,460		146	0	0
	04/2025	TRY	11,487		298	1	(1)
	04/2025		$505	IDR	8,262,240	0	(9)
	04/2025		36	INR	3,110	0	0

118	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$28	NOK	315	$2	$0
	04/2025		558	SGD	746	0	(3)
	04/2025		100	TRY	3,806	0	0
	04/2025		198	TWD	6,464	0	(3)
	05/2025	INR	3,119		$36	0	0
	05/2025	TRY	1,503		38	0	0
	05/2025		$14	NOK	146	0	0
	05/2025		88	TRY	3,453	0	(2)
	06/2025	PLN	1,095		$282	0	0
	06/2025	TRY	14,672		352	0	(2)
	06/2025		$12	PLN	46	0	0
	06/2025		2,381	TRY	94,340	0	(105)

BSH	04/2025	AUD	29,593		$18,749	258	0
	04/2025	PEN	2,520		663	0	(22)
	04/2025		$20,111	JPY	3,020,314	25	0
	05/2025	JPY	3,010,142		$20,111	0	(25)
	05/2025	PEN	414		109	0	(3)
	06/2025		8,300		2,269	14	0
	06/2025		$292	PLN	1,125	0	(3)
	07/2025	PEN	2,592		$691	0	(13)

CBK	04/2025	BRL	20,076		3,505	2	(15)
	04/2025	CHF	1,940		2,205	12	0
	04/2025	CNY	34,461		4,800	1	0
	04/2025	COP	5,886,068		1,344	0	(63)
	04/2025	IDR	14,071,682		848	3	0
	04/2025	ILS	2,251		618	12	0
	04/2025	INR	21,793		254	0	(1)
	04/2025	PEN	7,140		1,901	0	(42)
	04/2025	SEK	25,760		2,569	6	0
	04/2025	TWD	403,122		12,304	164	0
	04/2025		$3,496	BRL	20,076	22	0
	04/2025		23,969	CAD	34,149	0	(238)
	04/2025		1,162	CHF	1,026	0	(3)
	04/2025		4,805	CNY	34,456	0	(7)
	04/2025		1,413	COP	5,926,336	4	0
	04/2025		1,098	DKK	7,800	33	0
	04/2025		679	EUR	628	1	0
	04/2025		990	GBP	764	0	(3)
	04/2025		1,683	IDR	27,639,175	0	(24)
	04/2025		3,814	INR	332,542	69	0
	04/2025		66	KRW	96,546	0	0
	04/2025		10,038	TWD	329,151	0	(126)
	05/2025	CAD	34,099		$23,969	238	0
	05/2025	HKD	2,154		277	0	0
	05/2025	IDR	7,513,302		452	2	0
	05/2025	PEN	367		97	0	(3)
	05/2025	THB	148		4	0	0
	05/2025		$4,800	CNY	34,458	0	0
	05/2025		532	IDR	8,835,242	0	(2)
	05/2025		288	INR	24,700	0	0
	05/2025		2,569	SEK	25,713	0	(6)
	06/2025	CLP	2,012,364		$2,145	27	0
	06/2025	CNH	3,466		478	0	(1)
	06/2025	COP	5,994,461		1,413	0	(4)
	06/2025	KRW	3,620,899		2,527	62	0
	06/2025	PEN	1,200		326	0	0
	06/2025		$301	CNH	2,172	0	0
	06/2025		414	KRW	598,253	0	(7)
	07/2025	TWD	143,655		$4,416	64	0
	07/2025		$3,249	BRL	18,987	15	(1)
	08/2025	PEN	4,015		$1,075	0	(14)
	08/2025	TWD	154,440		4,734	43	0
	09/2025	ILS	199		53	0	(1)
	12/2025	PEN	2,769		748	0	(1)

DUB	04/2025	AUD	775		489	4	0
	04/2025	CAD	31		21	0	0
	04/2025	CHF	17		19	0	0
	04/2025	DKK	8,371		1,208	0	(5)
	04/2025	ILS	2,272		625	14	0
	04/2025	JPY	58,800		400	8	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	119

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	NZD	403		$232	$3	$0
	04/2025	SGD	575		429	1	0
	04/2025		$1,696	IDR	28,110,024	0	(10)
	04/2025		212	INR	18,245	1	0
	04/2025		230	NZD	403	0	(1)
	04/2025		1,209	SGD	1,620	0	(4)
	05/2025	IDR	914,873		$55	0	0
	05/2025	PEN	704		185	0	(6)
	05/2025	SGD	1,617		1,209	4	0
	05/2025		$489	AUD	775	0	(4)
	05/2025		1,208	DKK	8,355	5	0
	05/2025		232	NZD	403	0	(3)
	06/2025	KRW	3,000,570		$2,093	49	0

FAR	04/2025	BRL	4,428		771	0	(5)
	04/2025	CHF	32,606		36,579	0	(276)
	04/2025	ILS	2,365		651	15	0
	04/2025	JPY	1,438,950		9,644	50	0
	04/2025		$771	BRL	4,428	5	0
	04/2025		1,746	DKK	12,390	49	0
	04/2025		183	HUF	67,646	0	(2)
	04/2025		14,353	JPY	2,160,857	54	0
	04/2025		461	MYR	2,047	1	0
	04/2025		65	TWD	2,145	0	(1)
	05/2025	JPY	2,153,578		$14,353	0	(53)
	05/2025		$1,524	CNH	10,991	0	(7)
	06/2025		771	BRL	4,484	5	0
	06/2025		618	PLN	2,393	0	(2)
	07/2025	CNH	10,949		$1,524	6	0

GLM	04/2025	BRL	27,003		4,782	60	(10)
	04/2025	CAD	111		77	0	0
	04/2025	DKK	10,400		1,537	30	0
	04/2025	IDR	11,984,891		722	3	0
	04/2025	KRW	228,943		156	1	0
	04/2025	PEN	102		27	0	(1)
	04/2025	TRY	297		7	0	0
	04/2025		$4,615	BRL	27,003	117	0
	04/2025		1,125	IDR	18,531,323	0	(14)
	04/2025		90	KRW	131,542	0	(1)
	04/2025		132	MYR	585	0	0
	05/2025	CNH	10,816		$1,477	0	(16)
	05/2025	IDR	3,610,182		216	0	0
	05/2025		$722	IDR	11,995,718	0	(3)
	06/2025		1,602	CNH	11,637	9	(2)
	06/2025		156	KRW	228,111	0	(1)
	06/2025		105	PLN	405	0	(1)
	07/2025	TWD	6,369		$196	3	0
	07/2025		$16	TWD	525	0	0
	09/2025	PEN	1,616		$441	3	0
	10/2025	BRL	9,400		1,531	0	(46)

IND	04/2025	DKK	16,169		2,338	0	(6)
	04/2025		$33	CHF	29	0	0
	05/2025	CHF	29		$33	0	0
	05/2025		$2,338	DKK	16,139	6	0

JPM	04/2025	BRL	11,105		$1,935	1	(12)
	04/2025	IDR	1,467,832		89	1	0
	04/2025	ILS	2,063		568	13	0
	04/2025	JPY	1,544,232		10,360	64	0
	04/2025	SGD	477		357	2	0
	04/2025	TRY	572		14	0	0
	04/2025	TWD	52,199		1,592	20	0
	04/2025		$491	AUD	775	0	(6)
	04/2025		1,936	BRL	11,105	10	0
	04/2025		62,597	EUR	58,034	155	0
	04/2025		218	IDR	3,584,105	0	(3)
	04/2025		104	ILS	381	0	(1)
	04/2025		3,689	INR	321,551	66	0
	04/2025		4,412	JPY	665,854	27	0
	04/2025		66	KRW	96,503	0	0
	04/2025		384	PHP	22,401	7	0
	04/2025		5,070	TWD	166,416	0	(58)

120	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	ZAR	3,846		$211	$1	$0
	05/2025	CNH	11,560		1,583	0	(13)
	05/2025	EUR	57,001		61,582	0	(154)
	05/2025	IDR	2,404,573		145	1	0
	05/2025	JPY	663,621		4,412	0	(27)
	05/2025		$5,597	CNH	40,572	7	(5)
	06/2025	CNH	6,236		$854	0	(8)
	06/2025	MXN	91,053		4,412	8	0
	06/2025		$340	MXN	6,992	0	(2)
	06/2025		1,910	PLN	7,400	4	(8)
	06/2025		88	TRY	3,473	0	(3)
	07/2025	CNH	20,744		$2,874	2	(3)
	07/2025	TWD	90,980		2,798	42	0
	07/2025		$396	BRL	2,318	2	0
	08/2025	CNH	19,642		$2,723	1	(7)
	08/2025	TWD	130,529		3,985	21	0

MBC	04/2025	AUD	302		188	0	(1)
	04/2025	CAD	829		579	3	0
	04/2025	CHF	2,043		2,283	0	(26)
	04/2025	DKK	446		65	0	0
	04/2025	EUR	1,387		1,459	2	(42)
	04/2025	SGD	4,057		3,037	17	0
	04/2025	TWD	92,239		2,851	74	0
	04/2025		$40,244	CHF	35,551	0	(60)
	04/2025		1,571	GBP	1,230	18	0
	04/2025		1,008	INR	87,144	10	0
	04/2025		996	JPY	148,900	0	(3)
	04/2025		2,575	SEK	27,311	142	0
	04/2025		2,793	TWD	91,755	0	(30)
	04/2025	ZAR	7,210		$394	2	0
	05/2025	CHF	35,424		40,244	60	0
	05/2025	CNH	19,438		2,680	1	(4)
	05/2025	IDR	1,448,401		87	0	0
	05/2025	JPY	37,358		251	1	0
	05/2025	THB	383,620		11,421	75	0
	05/2025		$579	CAD	827	0	(3)
	05/2025		2,760	CNH	20,010	4	(2)
	05/2025		65	DKK	445	0	0
	06/2025	KRW	295,011		$205	4	0
	06/2025		$661	PLN	2,551	0	(4)
	07/2025	CNH	9,945		$1,380	2	0
	07/2025	TWD	46,843		1,437	18	0
	08/2025	CNH	15,514		2,150	1	(7)
	08/2025	TWD	110,477		3,382	26	0

MYI	04/2025	CAD	30,528		21,446	231	0
	04/2025	DKK	11,400		1,683	31	0
	04/2025	EUR	628		677	0	(2)
	04/2025	GBP	15,424		19,543	0	(380)
	04/2025	SGD	1,701		1,271	5	0
	04/2025		$5,411	DKK	36,517	26	(144)
	04/2025		239	TWD	7,824	0	(4)
	04/2025		2,144	ZAR	39,187	0	(9)
	05/2025	IDR	1,317,993		$79	0	0
	05/2025		$678	EUR	628	2	0
	06/2025	CNH	2,003		$276	0	(1)
	06/2025		$151	PLN	598	3	0
	07/2025	BRL	18,800		$3,203	0	(28)

NGF	06/2025	KRW	2,129,454		1,495	45	0

RYL	04/2025	BRL	871		152	0	(1)
	04/2025		$153	BRL	871	0	0

SCX	04/2025	BRL	11,584		$2,017	0	(13)
	04/2025	JPY	29,700		201	3	0
	04/2025	PEN	2,438		641	0	(22)
	04/2025	TWD	48,854		1,505	34	0
	04/2025		$1,982	BRL	11,584	48	0
	04/2025		588	CAD	838	0	(6)
	04/2025		629	IDR	10,294,159	0	(12)
	04/2025		1,158	JPY	174,470	6	0
	04/2025		66	KRW	96,400	0	0
	04/2025		813	TWD	26,754	0	(7)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	121

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	CNH	16,932		$2,349	$12	$0
	05/2025	IDR	565,558		34	0	0
	05/2025	JPY	173,885		1,158	0	(6)
	06/2025	BRL	11,731		1,982	0	(48)
	06/2025	CNH	731		101	0	(1)
	06/2025		$132	CNH	955	0	0
	06/2025		108	MXN	2,218	0	(1)
	07/2025	PEN	3,910		$1,047	0	(14)
	08/2025	CNH	2,904		405	2	0
	08/2025	TWD	26,532		813	7	0

SOG	04/2025	BRL	1,720		300	0	(2)
	04/2025		$295	BRL	1,720	6	0
	04/2025		817	TWD	26,835	0	(9)

SSB	04/2025	PEN	6,927		$1,823	0	(61)
	04/2025		$17,738	GBP	13,717	0	(20)
	05/2025	GBP	13,717		$17,737	20	0
	05/2025	PEN	1,414		373	0	(12)

UAG	04/2025	BRL	2,850		491	0	(8)
	04/2025	DKK	10,200		1,505	26	0
	04/2025	IDR	1,545,135		93	0	0
	04/2025	JPY	1,414,804		9,509	76	0
	04/2025		$496	BRL	2,850	3	0
	04/2025		93	IDR	1,545,135	0	0
	05/2025		93		1,547,308	0	0
	06/2025		211	PLN	812	0	(1)

Total Forward Foreign Currency Contracts						$3,833	$(5,078)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	54,400	$262	$215

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	10,000	2	0

Total Purchased Options							$264	$215

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	700	$(1)	$(1)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	700	(1)	(1)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	1,400	(2)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	1,100	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,200	(1)	(1)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	700	(1)	(1)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,000	(1)	(1)

						$ (8)	$ (7)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	300	$(1)	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	300	(1)	0

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	54,400	(97)	(62)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	54,400	(162)	(115)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	200	(1)	(1)

122	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350%	04/25/2025	200	$0	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	200	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	400	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	400	(2)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	400	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	400	(2)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	200	(1)	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	200	(1)	0

							$(298)	$(205)

Total Written Options							$(306)	$(212)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Soft Bank Group, Inc.	1.000%	Quarterly	06/20/2026	1.326%	$	100	$(1)	$1	$0	$0
MYC	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253		100	0	0	0	0

								$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$		2,049	$(551)	$390	$0	$(161)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		EUR	1,870	363	7	370	0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029			2,264	447	1	448	0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$		3,601	(992)	710	0	(282)
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		EUR	1,280	256	(3)	253	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029			12,010	2,473	(97)	2,376	0

								$1,996	$1,008	$3,447	$(443)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	2,742	5.030% (FEDL01 plus a specified spread)	Monthly	08/06/2025	$33,892	$0	$141	$141	$0
	Pay	S&P 500 Total Return Index	297	5.070%	Monthly	03/11/2026	3,671	0	10	10	0

BPS	Pay	NDUEEGF Index	6,351	4.850% (FEDL01 plus a specified spread)	Monthly	05/21/2025	3,751	0	14	14	0

BRC	Receive	RALVEIET Index	788,691	5.630% (FEDL01 plus a specified spread)	Monthly	10/15/2025	129,519	0	(559)	0	(559)

CBK	Pay	NDDUWXUS Index	3,685	4.470% (FEDL01 plus a specified spread)	Monthly	04/16/2025	32,245	0	113	113	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	123

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	RALVEIIT Index	334,202	4.950% (FEDL01 plus a specified spread)	Monthly	05/07/2025	$100,942	$0	$(407)	$0	$(407)
	Pay	NDDUWXUS Index	300	4.680% (FEDL01 plus a specified spread)	Monthly	05/21/2025	2,625	0	10	10	0
	Receive	RALVEIIT Index	2,946	5.110% (FEDL01 plus a specified spread)	Monthly	07/09/2025	890	0	(4)	0	(4)
	Pay	NDDUWXUS Index	11,211	4.750%	Monthly	03/04/2026	98,100	0	330	330	0

FAR	Pay	DJITR Index	62	5.110%	Monthly	06/20/2025	6,544	0	5	5	0
	Pay	S&P 500 Total Return Index	907	5.030% (FEDL01 plus a specified spread)	Monthly	07/16/2025	11,211	0	0	0	0

JPM	Pay	NDDUWXUS Index	865	4.730% (FEDL01 plus a specified spread)	Monthly	04/16/2025	7,569	0	19	19	0
	Receive	RALVEIET Index	77,898	5.530% (FEDL01 plus a specified spread)	Monthly	04/16/2025	12,792	0	(53)	0	(53)
	Receive	RALVEIIT Index	1,729	5.950% (FEDL01 plus a specified spread)	Monthly	05/21/2025	354	0	(2)	0	(2)
	Pay	S&P 500 Total Return Index	4,103	5.110% (FEDL01 plus a specified spread)	Monthly	08/06/2025	50,714	0	211	211	0
	Pay	S&P 500 Total Return Index	1,627	5.110% (FEDL01 plus a specified spread)	Monthly	02/04/2026	20,110	0	88	88	0

MBC	Receive	RALVEIIT Index	423,684	5.280% (FEDL01 plus a specified spread)	Monthly	10/15/2025	86,842	0	(351)	0	(351)
	Receive	RALVEIIT Index	13,023	5.370% (FEDL01 plus a specified spread)	Monthly	02/18/2026	2,669	0	(11)	0	(11)

MYI	Receive	RALVEIIT Index	603,075	4.790% (FEDL01 plus a specified spread)	Monthly	04/02/2025	183,896	0	(2,386)	0	(2,386)
	Receive	RALVEIUT Index	24,751	4.940% (FEDL01 plus a specified spread)	Monthly	07/09/2025	7,476	0	(29)	0	(29)
	Receive	RALVEIUT Index	3,658	4.980% (FEDL01 plus a specified spread)	Monthly	07/09/2025	1,105	0	(4)	0	(4)
	Receive	RALVEIIT Index	13,717	5.270% (FEDL01 plus a specified spread)	Monthly	01/07/2026	2,812	0	(7)	0	(7)
	Receive	RALVEIIT Index	937,659	5.440% (FEDL01 plus a specified spread)	Monthly	02/04/2026	192,192	0	(805)	0	(805)

SOG	Pay	S&P 500 Total Return Index	2,062	5.035% (FEDL01 plus a specified spread)	Monthly	07/09/2025	25,487	0	106	106	0

UAG	Pay	NDUEEGF Index	112,416	4.520% (FEDL01 plus a specified spread)	Monthly	01/07/2026	66,403	0	230	230	0

								$0	$(3,341)	$1,277	$(4,618)

Total Swap Agreements								$1,995	$(2,332)	$4,724	$(5,061)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$277	$0	$0	$277	$(338)	$0	$0	$(338)	$(61)	$0	$(61)
BOA	6	0	521	527	(49)	0	(161)	(210)	317	(2,530)	(2,213)
BPS	427	0	462	889	(2,153)	(1)	0	(2,154)	(1,265)	1,729	464
BRC	39	215	0	254	(126)	(179)	(841)	(1,146)	(892)	(1,620)	(2,512)
BSH	297	0	0	297	(66)	0	0	(66)	231	0	231
CBK	780	0	453	1,233	(562)	(1)	(411)	(974)	259	1,727	1,986
DUB	89	0	0	89	(33)	0	0	(33)	56	0	56
FAR	185	0	5	190	(346)	(6)	0	(352)	(162)	403	241
GLM	226	0	0	226	(95)	(15)	0	(110)	116	0	116
GST	0	0	253	253	0	(5)	0	(5)	248	(280)	(32)
IND	6	0	0	6	(6)	0	0	(6)	0	0	0
JPM	455	0	2,694	3,149	(310)	(1)	(55)	(366)	2,783	(7,344)	(4,561)
MBC	460	0	0	460	(182)	0	(362)	(544)	(84)	(2,552)	(2,636)
MYC	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
MYI	298	0	0	298	(568)	0	(3,231)	(3,799)	(3,501)	0	(3,501)
NGF	45	0	0	45	0	(1)	0	(1)	44	0	44
RBC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)

124	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
RYL	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
SCX	112	0	0	112	(130)	0	0	(130)	(18)	0	(18)
SOG	6	0	106	112	(11)	0	0	(11)	101	(1,250)	(1,149)
SSB	20	0	0	20	(93)	0	0	(93)	(73)	21	(52)
UAG	105	0	230	335	(9)	0	0	(9)	326	1,301	1,627

Total Over the Counter	$3,833	$215	$4,724	$8,772	$(5,078)	$(212)	$(5,061)	$(10,351)

(l)

Securities with an aggregate market value of $5,181 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$60	$0	$1	$61
Swap Agreements	0	2	0	0	321	323

	$0	$2	$60	$0	$322	$384

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,833	$0	$3,833
Purchased Options	0	0	0	0	215	215
Swap Agreements	0	3,447	1,277	0	0	4,724

	$0	$3,447	$1,277	$3,833	$215	$8,772

	$0	$3,449	$1,337	$3,833	$537	$9,156

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	125

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11	$11
Futures	0	0	132	0	35	167
Swap Agreements	0	0	0	0	376	376

	$0	$0	$132	$0	$422	$554

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,078	$0	$5,078
Written Options	0	7	0	0	205	212
Swap Agreements	0	443	4,618	0	0	5,061

	$0	$450	$4,618	$5,078	$205	$10,351

	$0	$450	$4,750	$5,078	$627	$10,905

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$73	$73
Futures	0	0	(5,724)	0	157	(5,567)
Swap Agreements	0	651	0	0	2,707	3,358

	$0	$651	$(5,724)	$0	$2,937	$(2,136)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,492	$0	$15,492
Purchased Options	0	0	0	0	(61)	(61)
Written Options	0	0	0	0	401	401
Swap Agreements	0	341	42,016	0	0	42,357

	$0	$341	$42,016	$15,492	$340	$58,189

	$0	$992	$36,292	$15,492	$3,277	$56,053

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(5)	$(5)
Futures	0	0	(1,801)	0	(48)	(1,849)
Swap Agreements	0	(227)	0	0	(3,176)	(3,403)

	$0	$(227)	$(1,801)	$0	$(3,229)	$(5,257)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,508)	$0	$(7,508)
Purchased Options	0	0	0	0	(91)	(91)
Written Options	0	1	0	0	64	65
Swap Agreements	0	(311)	(1,170)	0	0	(1,481)

	$0	$(310)	$(1,170)	$(7,508)	$(27)	$(9,015)

	$0	$(537)	$(2,971)	$(7,508)	$(3,256)	$(14,272)

126	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$28,666	$0	$28,666
Industrials	0	7,928	0	7,928
Utilities	0	8,842	0	8,842
U.S. Government Agencies	0	276,714	0	276,714
U.S. Treasury Obligations	0	37,710	0	37,710
Non-Agency Mortgage-Backed Securities	0	60,006	0	60,006
Asset-Backed Securities
Automobile ABS Other	0	6,054	0	6,054
Automobile Sequential	0	22,140	0	22,140
CMBS Other	0	11,374	0	11,374
Credit Card Bullet	0	5,852	0	5,852
Home Equity Other	0	32,181	0	32,181
Home Equity Sequential	0	82	0	82
Whole Loan Collateral	0	2,752	0	2,752
Other ABS	0	46,267	0	46,267
Sovereign Issues	0	37,473	0	37,473
Common Stocks
Communication Services	138	0	0	138
Consumer Discretionary	893	0	0	893
Consumer Staples	316	0	0	316
Energy	160	0	0	160
Financials	1,605	0	0	1,605
Health Care	1,045	0	0	1,045
Industrials	823	0	0	823
Information Technology	1,231	0	0	1,231
Materials	335	0	0	335
Short-Term Instruments
Commercial Paper	0	28,917	0	28,917

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Repurchase Agreements	$0	$91,400	$0	$91,400
U.S. Treasury Bills	0	6,287	0	6,287

	$6,546	$710,645	$0	$717,191

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$76	$0	$0	$76

Total Investments	$6,622	$710,645	$0	$717,267

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(29,658)	$0	$(29,658)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	60	324	0	384
Over the counter	0	8,772	0	8,772

	$60	$9,096	$0	$9,156

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(132)	(422)	0	(554)
Over the counter	0	(9,908)	(443)	(10,351)

	$(132)	$(10,330)	$(443)	$(10,905)

Total Financial Derivative Instruments	$(72)	$(1,234)	$(443)	$(1,749)

Totals	$6,550	$679,753	$(443)	$685,860

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	127

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Republic of Panama
TBD% due 04/01/2027 «	EUR	1,400	$1,514

Total Loan Participations and Assignments (Cost $1,514)			1,514

CORPORATE BONDS & NOTES 9.0%

BANKING & FINANCE 6.1%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,300	1,222
3.300% due 01/30/2032		1,300	1,152

American Express Co.
5.284% due 07/26/2035 •		2,400	2,400

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		864	809

Bank of Nova Scotia
5.450% due 08/01/2029		6,600	6,783

Barclays PLC
4.972% due 05/16/2029 •		1,400	1,405
5.690% due 03/12/2030 •		1,400	1,436
7.437% due 11/02/2033 •		2,300	2,568

BPCE SA
5.203% due 01/18/2027		250	253

Credit Suisse AG AT1 Claim		9,300	1,116

Deutsche Bank AG
1.375% due 09/03/2026 ~	EUR	1,300	1,396
3.547% due 09/18/2031 •		$500	460

Equitable Holdings, Inc.
4.350% due 04/20/2028		1,200	1,190

Extra Space Storage LP
5.400% due 06/15/2035		1,100	1,094

F&G Global Funding
5.875% due 01/16/2030		400	407

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,171

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		$200	193
2.900% due 02/16/2028		200	185
3.375% due 11/13/2025		700	692
4.125% due 08/17/2027		500	483
5.125% due 06/16/2025		400	400
5.800% due 03/05/2027		600	603
5.800% due 03/08/2029		700	694
6.950% due 03/06/2026		200	202
6.950% due 06/10/2026		200	203
7.350% due 11/04/2027		200	207

GA Global Funding Trust
5.500% due 04/01/2032 (a)		400	403

GLP Capital LP
5.625% due 09/15/2034		400	394

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		1,500	1,459
6.208% due 03/15/2028 •		3,800	3,881

HPS Corporate Lending Fund
5.950% due 04/14/2032		1,200	1,184

HSBC Holdings PLC
2.848% due 06/04/2031 •		300	270
5.887% due 08/14/2027 •		400	406

Jackson National Life Global Funding
5.324% due 01/14/2028 •		100	101
5.600% due 04/10/2026		4,200	4,240

JPMorgan Chase & Co.
5.040% due 01/23/2028 •		100	101

Lloyds Banking Group PLC
4.550% due 08/16/2028		2,500	2,491

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		2,000	2,048

Morgan Stanley
1.512% due 07/20/2027 •		3,200	3,077
4.654% due 10/18/2030 •		3,200	3,175
5.656% due 04/18/2030 •		200	206

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Bank NA
4.952% due 01/14/2028 •		$6,300	$6,341
5.504% due 05/26/2028 •		600	611

NatWest Group PLC
4.892% due 05/18/2029 •		3,500	3,508

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		3,000	2,116

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,100	1,028

Prologis LP
4.200% due 02/15/2033	CAD	600	419
5.000% due 01/31/2035		$1,300	1,291

RLJ Lodging Trust LP
3.750% due 07/01/2026		1,200	1,174

Royal Bank of Canada
4.969% due 08/02/2030 •		700	705

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		400	411

UBS Group AG
3.091% due 05/14/2032 •		1,500	1,336
4.751% due 05/12/2028 •		7,900	7,906

VICI Properties LP
4.750% due 02/15/2028		2,700	2,702

Vitality Re Ltd.
6.042% due 01/08/2030 ~		250	250

Wells Fargo & Co.
2.393% due 06/02/2028 •		2,700	2,577
5.574% due 07/25/2029 •		11,500	11,815

			96,350

INDUSTRIALS 2.0%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		2,600	2,454

Bacardi-Martini BV
5.550% due 02/01/2030		2,800	2,847

Bayer U.S. Finance LLC
6.125% due 11/21/2026		200	204
6.375% due 11/21/2030		600	629
6.875% due 11/21/2053		200	207

Centene Corp.
4.625% due 12/15/2029		3,000	2,876

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,300	1,242

DAE Funding LLC
3.375% due 03/20/2028		900	859

Expedia Group, Inc.
4.625% due 08/01/2027		300	300

Hyundai Capital America
5.450% due 06/24/2026		200	202

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)		3,800	3,675

Imperial Brands Finance PLC
3.500% due 07/26/2026		400	394

InterContinental Hotels Group PLC
2.125% due 08/24/2026	GBP	400	497

MPLX LP
2.650% due 08/15/2030		$1,600	1,425

Occidental Petroleum Corp.
5.550% due 10/01/2034		3,400	3,324

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		1,600	1,530

Sands China Ltd.
5.125% due 08/08/2025		4,000	3,999
5.400% due 08/08/2028		2,900	2,906

T-Mobile USA, Inc.
2.700% due 03/15/2032		800	692
3.375% due 04/15/2029		1,500	1,426

United Airlines Pass-Through Trust
5.450% due 08/15/2038		595	601

			32,289

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.9%

Pacific Gas & Electric Co.
3.000% due 06/15/2028	$1,100	$1,035
3.300% due 12/01/2027	200	192
4.500% due 07/01/2040	1,300	1,105
4.550% due 07/01/2030	1,500	1,452
5.700% due 03/01/2035	300	300
6.100% due 01/15/2029	100	103
6.150% due 03/01/2055	900	882
6.700% due 04/01/2053	1,900	1,979

Southern California Edison Co.
4.650% due 10/01/2043	1,200	1,006
4.875% due 02/01/2027	1,800	1,807
5.150% due 06/01/2029	2,800	2,819
5.350% due 03/01/2026	700	703

		13,383

Total Corporate Bonds & Notes (Cost $142,331)		142,022

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	105

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	780	695

		800

ILLINOIS 0.0%

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	170	181

NEVADA 0.0%

Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	113

Total Municipal Bonds & Notes (Cost $1,150)		1,094

U.S. GOVERNMENT AGENCIES 59.0%

Fannie Mae
4.202% due 10/01/2029 ~	8,800	8,748
4.300% due 12/01/2029	6,114	6,097
4.526% due 12/25/2036 •	5	5
4.540% due 07/01/2030	2,000	2,013
4.705% due 09/01/2031 •	16,300	16,475
4.720% due 10/01/2028 - 08/01/2030	5,979	6,070
4.770% due 10/01/2028	2,400	2,441
4.804% due 07/25/2037 - 03/25/2044 •	22	21
4.834% due 07/25/2037 •	12	12
4.850% due 05/01/2029	1,500	1,530
4.854% due 09/25/2035 •	21	21
4.864% due 09/25/2035 •	46	46
4.930% due 06/01/2029	3,900	3,991
5.000% due 04/25/2033	1	1
5.174% due 06/25/2037 •	76	76
5.204% due 01/25/2040 •	192	192
5.290% due 11/25/2054 •	6,890	6,883
5.300% due 11/01/2030	7,900	8,203
5.886% due 07/01/2044 •	3	3
6.803% due 05/25/2035 ~	2	2
7.084% due 01/01/2036 •	6	6
7.260% due 08/01/2033 •	2	2
7.833% due 06/01/2033 •	68	70

Freddie Mac
4.000% due 11/01/2047 - 01/01/2048	1,561	1,475
4.500% due 03/01/2029	6	6
5.033% due 06/15/2041 •	28	28
5.163% due 08/15/2037 •	51	51

128	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.173% due 10/15/2037 •		$8	$8
5.183% due 05/15/2037 - 09/15/2037 •		58	58
5.280% due 11/25/2054 •		6,944	6,953
5.490% due 12/25/2054 •		12,508	12,573
5.500% due 07/01/2038		9	10
5.835% due 02/25/2045 •		5	5
6.480% due 03/01/2034 •		15	15

Ginnie Mae
4.750% due 11/20/2044 •		390	398
5.000% due 04/15/2036 - 09/15/2039		449	455

Ginnie Mae, TBA
4.500% due 04/01/2055 - 05/01/2055		17,030	16,336
5.000% due 05/01/2055		34,680	34,094

Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048		11,910	10,882
4.500% due 08/01/2052		3,743	3,601
5.500% due 03/01/2034 - 09/01/2054		36,295	36,272
6.000% due 08/01/2036 - 02/01/2038		36	37
6.500% due 10/01/2036		3	3

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055		39,975	34,641
4.000% due 05/01/2055		120,900	112,488
4.500% due 05/01/2055 - 06/01/2055		60,500	57,827
5.000% due 04/01/2055 - 05/01/2055		47,010	46,039
5.500% due 05/01/2055		25,100	25,047
6.000% due 06/01/2055		177,050	179,487
6.500% due 06/01/2055		284,450	292,835

Total U.S. Government Agencies (Cost $932,732)			934,532

U.S. TREASURY OBLIGATIONS 4.6%

U.S. Treasury Inflation Protected Securities (f)
1.750% due 01/15/2034 (i)(k)		4,960	4,953
1.875% due 07/15/2034		36,643	36,996
2.125% due 04/15/2029 (i)(k)		21,358	21,996
2.125% due 02/15/2054 (i)(k)		8,734	8,388

Total U.S. Treasury Obligations (Cost $71,955)			72,333

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	5,256	6,805

BAMLL Commercial Mortgage Securities Trust
5.884% due 09/15/2038 •		$1,300	1,218

Banc of America Funding Trust
5.109% due 01/20/2047 ~		24	20
5.697% due 05/25/2035 ~		9	9

Bear Stearns Adjustable Rate Mortgage Trust
6.948% due 01/25/2034 •		9	9

Bear Stearns ALT-A Trust
4.775% due 08/25/2036 •		711	629
4.775% due 04/25/2037 •		2,753	2,436
5.043% due 09/25/2035 •		22	13
5.564% due 05/25/2035 ~		53	50

Chase Home Lending Mortgage Trust
5.590% due 05/25/2055 ~		3,691	3,702

ChaseFlex Trust
5.035% due 07/25/2037 •		252	219

CIM Trust
5.500% due 08/25/2064 ~		8,096	8,128

Citigroup Mortgage Loan Trust
4.821% due 09/25/2037 •		908	839
6.170% due 09/25/2062 þ		8,021	8,029
7.230% due 10/25/2035 ~		3	3

Colony Mortgage Capital Ltd.
5.808% due 11/15/2038 ~		6,578	6,503

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
4.675% due 06/25/2036 •		$890	$831
4.795% due 05/25/2047 ~		110	101
4.854% due 03/20/2046 ~		2,046	1,767
4.894% due 05/20/2046 •		51	45
6.000% due 10/25/2033		6	6
6.000% due 12/25/2034		1,916	1,720
6.000% due 12/25/2035		1,539	1,115
6.195% due 08/25/2035 •		3,297	3,053

Countrywide Home Loan Mortgage Pass-Through Trust
5.415% due 02/20/2035 •		6	6
6.662% due 02/20/2036 •		6	5

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.475% due 03/25/2059 ~		1,530	1,530
3.689% due 02/25/2061 ~		2,836	2,827
4.193% due 07/27/2061 •		3,663	3,652

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.935% due 02/25/2035 •		88	87

First Horizon Mortgage Pass-Through Trust
6.739% due 08/25/2035 •		15	11

Grifonas Finance PLC
2.669% due 08/28/2039 •	EUR	60	64

GSMPS Mortgage Loan Trust
4.785% due 01/25/2036 ~		$1,184	956

GSR Mortgage Loan Trust
4.632% due 11/25/2035 •		8	7
4.752% due 11/25/2035 •		36	30
5.058% due 06/25/2034 ~		13	13
6.000% due 03/25/2037		13	7

HarborView Mortgage Loan Trust
4.841% due 12/19/2036 •		898	706
4.871% due 05/19/2035 •		478	459

IndyMac INDX Mortgage Loan Trust
4.815% due 09/25/2046 •		154	138

JP Morgan Chase Commercial Mortgage Securities Trust
5.817% due 12/15/2031 ~		657	643

JP Morgan Mortgage Trust
5.203% due 11/25/2035 •		30	23
5.750% due 01/25/2036		21	9
6.382% due 07/25/2035 ~		111	113
7.288% due 08/25/2034 •		98	99

Legacy Mortgage Asset Trust
4.650% due 11/25/2060 þ		2,910	2,907
4.750% due 04/25/2061 þ		1,907	1,907
4.750% due 07/25/2061 þ		3,294	3,288
5.250% due 07/25/2067 þ		1,617	1,614

MASTR Adjustable Rate Mortgages Trust
5.435% due 12/25/2046 •		6,410	4,945

Merrill Lynch Mortgage Investors Trust
4.855% due 02/25/2036 •		15	15
4.935% due 11/25/2035 •		6	5
5.543% due 02/25/2035 •		197	187

Merrion Square Residential
3.473% due 03/24/2081 •	EUR	6,513	6,988

Natixis Commercial Mortgage Securities Trust
5.984% due 08/15/2038 •		$6,300	5,953

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •		1,776	1,703

Prime Mortgage Trust
4.835% due 02/25/2034 •		1	1

Residential Accredit Loans, Inc. Trust
4.775% due 01/25/2037 ~		872	761
4.805% due 08/25/2036 •		279	254
5.544% due 10/25/2037 •		1,081	871

SREIT Trust
5.530% due 10/15/2038 •		9,000	8,916

Stratton Mortgage Funding PLC
5.608% due 06/20/2060 •	GBP	1,415	1,833

Structured Adjustable Rate Mortgage Loan Trust
4.811% due 08/25/2035 ~		$17	15

Structured Asset Mortgage Investments Trust
4.931% due 07/19/2035 •		68	67

Taurus U.K. DAC
5.316% due 05/17/2031 •	GBP	695	895

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
5.989% due 06/25/2047 •		$81	$72

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	3,959	5,128

Towd Point Mortgage Trust
2.250% due 12/25/2061 •		$2,813	2,717
3.361% due 10/25/2057 ~		4,900	4,083
5.435% due 05/25/2058 ~		792	812

Trinity Square PLC
5.470% due 07/15/2059 ~	GBP	1,872	2,424

WaMu Mortgage Pass-Through Certificates Trust
4.194% due 02/27/2034 ~		$6	6
4.485% due 07/25/2037 ~		3,982	3,643
4.805% due 05/25/2034 ~		953	884
5.015% due 10/25/2045 •		7	7
5.335% due 03/25/2047 ~		1,215	1,051
5.385% due 06/25/2047 •		2,111	1,752
5.635% due 02/25/2046 ~		43	39
5.705% due 01/25/2046 •		2,766	2,466
5.835% due 11/25/2042 •		4	4
6.035% due 08/25/2042 •		3	3

Washington Mutual Mortgage Pass-Through Certificates Trust
5.465% due 11/25/2046 ~		4,173	3,511

Total Non-Agency Mortgage-Backed Securities (Cost $133,074)			130,362

ASSET-BACKED SECURITIES 31.7%

AUTOMOBILE ABS OTHER 0.1%

Carmax Select Receivables Trust
5.079% due 09/15/2027 •		668	668

AUTOMOBILE SEQUENTIAL 5.9%

Ally Auto Receivables Trust
5.460% due 05/15/2028		2,600	2,621

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		3,900	4,004
6.120% due 04/20/2027		8,700	8,806

Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		900	907
5.670% due 04/15/2027		583	584

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	2,100	1,479

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$2,360	2,376

Carmax Select Receivables Trust
5.400% due 11/15/2028		400	404
5.780% due 09/15/2027		297	298

Carvana Auto Receivables Trust
0.800% due 01/10/2027		1,062	1,049
4.680% due 02/10/2028		4,650	4,658
5.500% due 08/10/2027		1,055	1,057
5.620% due 01/10/2029		500	506
5.710% due 07/10/2028		1,500	1,517
5.760% due 04/12/2027		254	254
5.900% due 08/10/2027		388	389
6.410% due 09/10/2027		802	805

Chase Auto Owner Trust
5.480% due 04/26/2027		2,079	2,084

Citizens Auto Receivables Trust
5.110% due 04/17/2028		1,000	1,007
5.430% due 10/15/2026		547	548

Drive Auto Receivables Trust
5.830% due 12/15/2026		279	279

FCCU Auto Receivables Trust
5.460% due 04/15/2030		500	510
5.540% due 04/16/2029		700	711

First Help Financial LLC
5.690% due 02/15/2030		2,468	2,494
5.890% due 06/15/2030		851	862

Flagship Credit Auto Trust
5.640% due 03/15/2028		1,267	1,271

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	129

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029	$983	$988
5.990% due 05/15/2028	1,693	1,704

GLS Auto Select Receivables Trust
5.240% due 03/15/2030	322	324
5.590% due 10/15/2029	1,754	1,777

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028	2,600	2,621

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	800	797
5.440% due 01/25/2029	8,500	8,622
5.490% due 06/25/2027	1,000	1,007

Hyundai Auto Receivables Trust
4.990% due 02/15/2029	3,700	3,736
5.480% due 04/17/2028	2,500	2,521

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032	584	586

Prestige Auto Receivables Trust
5.690% due 05/17/2027	1,228	1,230

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	737	721
5.320% due 09/25/2030	707	707
5.380% due 11/25/2030	1,108	1,108
7.090% due 06/25/2032	1,378	1,393

Santander Drive Auto Receivables Trust
5.630% due 01/16/2029	3,700	3,737
5.930% due 07/17/2028	2,200	2,216

SCCU Auto Receivables Trust
5.110% due 06/15/2029	3,200	3,229
5.450% due 12/15/2027	3,136	3,147

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	500	503
5.350% due 06/21/2027	563	564

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	706	710

Westlake Automobile Receivables Trust
5.440% due 05/17/2027	700	702
5.620% due 03/15/2027	650	651
5.750% due 08/16/2027	3,413	3,428
6.230% due 01/15/2027	2,914	2,924

		93,133

CMBS OTHER 1.8%

AREIT Trust
6.254% due 11/17/2038 •	2,100	2,092

M360 Ltd.
6.684% due 11/22/2038 •	3,800	3,739

MF1 LLC
6.054% due 03/19/2039 •	800	802

MF1 Ltd.
6.067% due 02/19/2037 •	8,700	8,735

Starwood Commercial Mortgage Trust
6.149% due 11/15/2038 •	13,200	13,130

		28,498

CREDIT CARD BULLET 1.7%

American Express Credit Account Master Trust
4.870% due 05/15/2028	4,500	4,527

Bank of America Credit Card Trust
4.790% due 05/15/2028	4,700	4,723

Chase Issuance Trust
4.630% due 01/15/2031	8,700	8,794

Synchrony Card Funding LLC
4.930% due 07/15/2030	8,800	8,919

		26,963

HOME EQUITY OTHER 10.7%

ABFC Trust
4.695% due 01/25/2037 ~	1,837	1,313
5.485% due 03/25/2034 ~	370	360

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ACE Securities Corp. Home Equity Loan Trust
4.695% due 12/25/2036 •	$4,024	$2,110
4.875% due 11/25/2036 •	2,348	966
5.335% due 09/25/2033 •	1,279	1,272

Aegis Asset-Backed Securities Trust
4.915% due 01/25/2037 •	290	217

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.824% due 04/25/2034 •	794	754
5.410% due 07/25/2035 •	800	757

Argent Securities Trust
4.915% due 06/25/2036 •	5,707	1,553
4.975% due 05/25/2036 •	5,394	1,302

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.381% due 06/26/2034 •	499	497
5.195% due 02/25/2036 ~	5,061	4,055

Asset-Backed Securities Corp. Home Equity Loan Trust
5.245% due 06/25/2034 •	2,680	2,702

Bayview Financial Asset Trust
4.885% due 03/25/2037 •	314	313

Bear Stearns Asset-Backed Securities Trust
4.785% due 05/25/2037 •	11,500	9,570
5.385% due 10/25/2037 ~	1,102	1,064

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •	3,112	3,155

Citigroup Mortgage Loan Trust
4.695% due 03/25/2037 ~	668	598
4.755% due 09/25/2036 •	3,533	2,686

Countrywide Asset-Backed Certificates Trust
4.575% due 07/25/2037 ~	140	139
4.639% due 05/25/2036 •	1,262	1,243
4.685% due 02/25/2036 •	498	480
4.685% due 06/25/2047 •	817	788
4.695% due 12/25/2036 •	1,135	1,042
4.715% due 05/25/2037 •	1,674	1,586
4.715% due 06/25/2047 •	824	755
4.725% due 10/25/2047 •	4,100	3,538
4.835% due 02/25/2037 •	638	595
4.955% due 12/25/2036 •	2,599	2,473

Credit Suisse First Boston Mortgage Securities Corp.
4.827% due 01/25/2032 •	2	2

Credit-Based Asset Servicing & Securitization LLC
4.955% due 03/25/2036 •	3,472	3,146

Credit-Based Asset Servicing & Securitization Trust
3.485% due 07/25/2036 •	1,294	1,224

Ellington Loan Acquisition Trust
5.535% due 05/25/2037 •	687	670

First NLC Trust
5.170% due 02/25/2036 •	14,622	13,002

Fremont Home Loan Trust
4.495% due 01/25/2037 •	6	3

GE-WMC Asset-Backed Pass-Through Certificates
5.075% due 12/25/2035 •	4,970	4,804

GSAMP Trust
4.735% due 09/25/2036 •	2,010	694
4.835% due 01/25/2047 •	739	381
5.335% due 11/25/2035 •	262	255

HSI Asset Securitization Corp. Trust
4.585% due 12/25/2036 •	4,921	4,331
4.900% due 03/25/2036 •	13,607	12,112

IndyMac Residential Asset Backed Trust
4.605% due 04/25/2037 •	8,385	5,912

JP Morgan Mortgage Acquisition Corp.
4.705% due 07/25/2036 ~	814	735
4.705% due 08/25/2036 •	1,100	1,035
4.735% due 03/25/2037 ~	4,503	4,363

Long Beach Mortgage Loan Trust
4.995% due 10/25/2034 ~	11	11
5.350% due 08/25/2035 •	2,200	2,022

MASTR Asset-Backed Securities Trust
4.635% due 11/25/2036 •	6,872	4,060

Merrill Lynch Mortgage Investors Trust
4.975% due 01/25/2037 •	5,965	5,838

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 02/25/2037 •	$1,468	$1,291
4.575% due 05/25/2037 ~	357	320
4.615% due 02/25/2037 •	1,396	446
4.650% due 03/25/2037 •	8,356	3,300
4.735% due 06/25/2036 •	1,338	674
4.795% due 02/25/2037 ~	8,819	2,815
4.895% due 09/25/2036 ~	704	309
5.365% due 07/25/2035 •	1,885	1,835

Morgan Stanley Mortgage Loan Trust
4.615% due 12/25/2036 •	2,060	712

Option One Mortgage Loan Trust
4.535% due 07/25/2036 •	2,282	994
4.565% due 07/25/2037 •	2,718	1,735

Popular ABS Mortgage Pass-Through Trust
4.930% due 07/25/2036 •	1,081	1,028

Residential Asset Mortgage Products Trust
5.500% due 05/25/2035 •	3,017	2,931

Residential Asset Securities Corp. Trust
5.095% due 12/25/2035 •	9,520	9,329
5.140% due 11/25/2035 •	11,223	10,909

Saxon Asset Securities Trust
5.110% due 11/25/2037 •	1,957	1,886

Securitized Asset-Backed Receivables LLC Trust
4.615% due 05/25/2037 •	8,823	5,362

Soundview Home Loan Trust
4.900% due 02/25/2036 •	2,381	2,227
5.275% due 08/25/2035 •	2,341	2,145
5.515% due 07/25/2035 •	1,031	1,027

Structured Asset Investment Loan Trust
4.585% due 09/25/2036 ~	71	70

Structured Asset Securities Corp. Mortgage Loan Trust
5.085% due 04/25/2031 •	4,830	4,841

WaMu Asset-Backed Certificates WaMu Trust
4.605% due 07/25/2047 •	1,218	906

		169,575

HOME EQUITY SEQUENTIAL 0.0%

BNC Mortgage Loan Trust
4.025% due 10/25/2036 •	105	104

WHOLE LOAN COLLATERAL 1.7%

Bear Stearns Asset-Backed Securities Trust
5.358% due 10/25/2036 ~	167	74

First Franklin Mortgage Loan Trust
4.655% due 12/25/2037 •	610	586
4.735% due 08/25/2036 •	1,672	1,612
4.915% due 05/25/2036 •	1,900	1,627

PRET LLC
4.744% due 07/25/2051 þ	1,421	1,416
4.843% due 09/25/2051 þ	4,326	4,310
4.868% due 07/25/2051 þ	1,552	1,551
5.487% due 10/25/2051 þ	2,931	2,932
5.487% due 10/25/2051 ~	610	610
6.721% due 07/25/2051 þ	4,466	4,470

PRPM LLC
6.720% due 02/25/2027 þ	3,125	3,129

Securitized Asset-Backed Receivables LLC Trust
4.935% due 05/25/2036 •	2,328	1,200

VCAT LLC
5.977% due 01/25/2055 þ	3,523	3,532

		27,049

OTHER ABS 9.8%

Anchorage Credit Funding Ltd.
2.723% due 04/27/2039	600	556
2.871% due 01/28/2039	400	377
2.875% due 07/27/2039	400	371
3.000% due 01/21/2040	500	467
3.177% due 10/25/2038	900	866
3.900% due 07/28/2037	771	762
3.928% due 04/25/2038	600	582

130	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.300% due 07/25/2036		$494	$488
4.430% due 07/25/2037		287	281
4.620% due 04/25/2037		372	372

Ares European CLO DAC
3.565% due 10/15/2031 •	EUR	3,965	4,290
3.594% due 04/20/2032 •		5,270	5,700

Ascent Education Funding Trust
6.140% due 10/25/2050		$569	584

Aurium CLO DAC
3.491% due 01/16/2031 •	EUR	11,240	12,136

Black Diamond CLO DAC
3.536% due 05/15/2032 •		3,260	3,529

BNPP AM Euro CLO DAC
3.497% due 07/22/2032 •		7,492	8,095

Cairn CLO DAC
3.565% due 10/15/2031 •		2,026	2,192

Carlyle Euro CLO DAC
3.446% due 08/15/2032 •		4,236	4,583

Carlyle Global Market Strategies Euro CLO DAC
3.485% due 01/15/2031 •		2,974	3,200

Centerbridge Credit Funding Ltd.
3.164% due 07/25/2039		$300	285

CVC Cordatus Loan Fund DAC
3.435% due 10/15/2031 •	EUR	4,638	5,016

DLLAA LLC
5.930% due 07/20/2026		$253	253

Dryden Euro CLO DAC
3.416% due 05/15/2034 •	EUR	2,855	3,084

ECMC Group Student Loan Trust
5.454% due 07/25/2069 •		$1,302	1,304

Euro-Galaxy CLO DAC
3.291% due 04/24/2034 •	EUR	2,392	2,584

Galaxy CLO Ltd.
5.534% due 10/15/2030 •		$277	277

Gallatin CLO Ltd.
6.214% due 07/15/2031 •		3,850	3,860

Harvest CLO DAC
3.424% due 10/20/2031 •	EUR	4,098	4,430
3.425% due 10/15/2031 •		1,401	1,514

Home Partners of America Trust
1.901% due 12/17/2026		$681	652

KKR CLO Ltd.
5.495% due 07/18/2030 •		625	625
6.155% due 07/18/2030 •		5,200	5,208

LCM Ltd.
5.573% due 07/20/2034 •		2,000	1,998

Lendmark Funding Trust
1.900% due 11/20/2031		5,400	5,148

Madison Park Euro Funding DAC
3.413% due 10/25/2030	EUR	2,371	2,557

Marlette Funding Trust
5.950% due 11/15/2032		$467	467

Nelnet Student Loan Trust
6.544% due 02/20/2041 •		509	521
6.640% due 02/20/2041		509	527

OZLM Ltd.
6.005% due 07/20/2032 •		3,700	3,706
6.255% due 07/20/2032 •		2,250	2,254

OZLME DAC
3.556% due 01/14/2032 •	EUR	10,244	11,056

Pagaya AI Debt Selection Trust
6.258% due 10/15/2031		$899	906
6.660% due 07/15/2031		524	530

Palmer Square CLO Ltd.
5.930% due 05/21/2034 •		4,200	4,202

Regional Management Issuance Trust
5.830% due 07/15/2036		1,000	1,021

Romark Credit Funding Ltd.
2.625% due 10/25/2039		400	372

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		5,200	5,201

Segovia European CLO DAC
3.624% due 07/20/2032 •	EUR	2,814	3,045

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
3.073% due 10/25/2039 •	EUR	465	$473

SMB Private Education Loan Trust
2.850% due 11/16/2054		$7,825	7,310
4.550% due 02/16/2055		5,867	5,749
5.447% due 07/15/2053 •		3,575	3,581
5.500% due 06/17/2052		3,326	3,396
5.897% due 11/15/2052 •		783	792
6.149% due 10/16/2056 •		1,159	1,183

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		1,813	1,741

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		41	41

TCI-Symphony CLO Ltd.
6.101% due 10/13/2032 •		6,330	6,340

Trestles CLO Ltd.
5.725% due 07/21/2034 •		2,250	2,252

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		434	429

			155,321

Total Asset-Backed Securities (Cost $515,953)			501,311

SOVEREIGN ISSUES 9.6%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (e)	BRL	222,900	36,450

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	3,300	2,429

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	29,600	1,265

Mexico Government International Bond
4.000% due 08/24/2034 (f)	MXN	4,716	215
4.500% due 12/04/2025 (f)		210,548	10,188
4.500% due 11/22/2035 (f)		227,392	10,732
6.000% due 05/13/2030		$600	613
6.875% due 05/13/2037		1,100	1,128
7.375% due 05/13/2055		400	410
8.000% due 11/07/2047	MXN	52,100	2,103
8.500% due 03/01/2029		37,800	1,828

Peru Government International Bond
5.400% due 08/12/2034	PEN	30,000	7,451
6.150% due 08/12/2032		102,500	28,031
6.900% due 08/12/2037		10,500	2,823
6.950% due 08/12/2031		3,600	1,048
7.300% due 08/12/2033		11,900	3,421
7.600% due 08/12/2039		1,400	395

Province of Quebec
4.450% due 09/01/2034	CAD	20,900	15,510

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	53,500	2,591
8.000% due 01/31/2030		48,900	2,556
8.250% due 03/31/2032		28,000	1,405
8.500% due 01/31/2037		36,700	1,665
9.000% due 01/31/2040		165,700	7,473

Saudi Government International Bond
5.625% due 01/13/2035		$8,600	8,846

Turkey Government International Bond
45.031% due 05/20/2026 ~	TRY	800	21
45.031% due 08/19/2026 ~		500	13
45.031% due 05/17/2028 ~		69,700	1,737

Total Sovereign Issues (Cost $149,860)			152,347

		SHARES
COMMON STOCKS 1.4%

COMMUNICATION SERVICES 0.0%

Verizon Communications, Inc.		3,260	148

Walt Disney Co.		3,260	322

			470

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.2%

Amazon.com, Inc. (c)	3,260	$620

Home Depot, Inc.	3,260	1,195

McDonald’s Corp.	3,260	1,018

NIKE, Inc. ‘B’	3,260	207

		3,040

CONSUMER STAPLES 0.1%

Coca-Cola Co.	3,260	233

Procter & Gamble Co.	3,260	556

Walmart, Inc.	3,260	286

		1,075

ENERGY 0.0%

Chevron Corp.	3,260	546

FINANCIALS 0.3%

American Express Co.	3,260	877

Goldman Sachs Group, Inc.	3,260	1,781

JPMorgan Chase & Co.	3,260	800

Travelers Cos., Inc.	3,260	862

Visa, Inc. ‘A’	3,260	1,142

		5,462

HEALTH CARE 0.2%

Amgen, Inc.	3,260	1,016

Johnson & Johnson	3,260	541

Merck & Co., Inc.	3,260	292

UnitedHealth Group, Inc.	3,260	1,707

		3,556

INDUSTRIALS 0.2%

3M Co.	3,260	479

Boeing Co. (c)	3,260	556

Caterpillar, Inc.	3,260	1,075

Honeywell International, Inc.	3,260	690

		2,800

INFORMATION TECHNOLOGY 0.3%

Apple, Inc.	3,260	724

Cisco Systems, Inc.	3,260	201

International Business Machines Corp.	3,260	811

Microsoft Corp.	3,260	1,224

NVIDIA Corp.	3,260	353

Salesforce, Inc.	3,260	875

		4,188

MATERIALS 0.1%

Sherwin-Williams Co.	3,260	1,139

Total Common Stocks (Cost $19,742)		22,276

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.5%

COMMERCIAL PAPER 4.2%

AbbVie, Inc.
4.640% due 04/15/2025	$8,030	8,015

Bacardi-Martini BV
4.700% due 04/24/2025	6,400	6,380

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	131

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadcom, Inc.
4.560% due 04/08/2025	$1,100	$1,099
4.570% due 04/24/2025	690	688
4.610% due 05/13/2025	380	378

CBRE Services, Inc.
4.730% due 04/09/2025	4,300	4,295

Crown Castle, Inc.
4.910% due 04/29/2025	8,030	7,998

Enbridge U.S., Inc.
4.560% due 04/07/2025	8,150	8,143

Global Payments, Inc.
5.000% due 04/23/2025	1,430	1,425
5.000% due 04/24/2025	6,600	6,578

Jabil, Inc.
4.820% due 04/07/2025	7,030	7,023
4.820% due 04/11/2025	1,000	998

Jones Lang LaSalle Finance BV
4.750% due 04/22/2025	3,870	3,859

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Keurig Dr. Pepper, Inc.
4.600% due 04/14/2025	$8,160	$8,146

VW Credit, Inc.
4.580% due 04/02/2025	1,950	1,949

		66,974

REPURCHASE AGREEMENTS (g) 13.3%
		210,000

U.S. TREASURY BILLS 5.0%
4.320% due 04/10/2025 - 06/26/2025 (d)(e)(i)(k)	79,087	78,543

Total Short-Term Instruments (Cost $355,528)		355,517

Total Investments in Securities (Cost $2,323,839)		2,313,308

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 10.5%

SHORT-TERM INSTRUMENTS 10.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.5%

PIMCO Short Asset Portfolio	6,287,614	$61,556

PIMCO Short-Term Floating NAV Portfolio III	10,735,112	104,495

Total Short-Term Instruments (Cost $166,209)		166,051

Total Investments in Affiliates (Cost $166,209)		166,051

Total Investments 156.7% (Cost $2,490,048)		$2,479,359

Financial Derivative Instruments (h)(j) (2.4)% (Cost or Premiums, net $36,671)		(37,146)

Other Assets and Liabilities, net (54.3)%		(859,524)

Net Assets 100.0%		$1,582,689

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	4.500%	03/31/2025	04/01/2025	$13,100	U.S. Treasury Notes 0.750% due 03/31/2026	$(13,367)	$13,100	$13,102
SAL	4.380	03/31/2025	04/01/2025	99,900	U.S. Treasury Notes 4.375% due 07/31/2026	(101,902)	99,900	99,912
	4.410	04/01/2025	04/02/2025	97,000	U.S. Treasury Notes 3.375% due 09/15/2027	(98,980)	97,000	97,000

Total Repurchase Agreements						$(214,249)	$210,000	$210,014

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.6)%
Uniform Mortgage-Backed Security, TBA	3.500%	06/01/2055	$80,400	$(72,322)	$(72,436)

Total Short Sales (4.6)%				$(72,322)	$(72,436)

132	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
JPS	$13,102	$0	$0	$13,102	$(13,367)	$(265)
SAL	196,912	0	0	196,912	(200,882)	(3,970)

Total Borrowings and Other Financing Transactions	$210,014	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(446) at a weighted average interest rate of 5.386%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	18	$18	$(5)	$(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	15	15	(4)	(2)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	32	32	(9)	(7)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	18	18	(6)	(10)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	15	15	(4)	(7)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	32	32	(10)	(12)

Total Written Options					$(38)	$(39)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index June Futures	06/2025	1,660	$469,220	$(4,795)	$2,511	$0
U.S. Treasury 5-Year Note June Futures	06/2025	248	26,823	2	0	(8)
U.S. Treasury 10-Year Note June Futures	06/2025	297	33,032	399	5	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	452	51,585	827	42	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	145	17,726	110	63	0

				$(3,457)	$2,621	$(8)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	43	$(5,990)	$123	$0	$(22)
Euro-Buxl 30-Year Bond June Futures	06/2025	16	(2,063)	133	0	(22)
U.S. Treasury Long-Term Bond June Futures	06/2025	10	(1,173)	(28)	0	(2)

				$228	$0	$(46)

Total Futures Contracts				$(3,229)	$2,621	$(54)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	133

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.346%	$	2,400	$40	$(20)	$20	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		600	(3)	12	9	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.269		600	4	(1)	3	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401		5,200	67	(13)	54	0	(2)
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328	EUR	1,200	7	0	7	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.077	$	2,400	18	9	27	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		300	3	2	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462		3,080	611	(372)	239	0	(3)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		3,620	436	25	461	2	0

							$1,183	$(358)	$825	$2	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,232	$(155)	$158	$3	$6	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	6,072	(223)	227	4	5	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	64	(4)	1	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	6	(1)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,800	(86)	61	(25)	1	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	500	(19)	9	(10)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	1,000	(29)	2	(27)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	600	(22)	(1)	(23)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	3	3	6	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	17,000	1,233	(297)	936	4	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	4,400	228	6	234	3	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	2,100	34	6	40	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,500	33	(3)	30	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	133,190	2,970	(407)	2,563	1	(5)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	47,900	881	0	881	6	0

					$4,770	$(163)	$4,607	$27	$(5)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	101,500	$(2,906)	$(102)	$(3,008)	$442	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		600	(3)	13	10	5	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		300	(1)	13	12	0	(2)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		800	(2)	(18)	(20)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$332,200	5,680	(2,226)	3,454	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		25,910	(9)	160	151	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		141,200	0	125	125	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		24,700	1,714	(77)	1,637	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	01/31/2028		44,400	(8)	1,879	1,871	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		3,500	0	40	40	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		1,400	0	13	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		3,580	0	33	33	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		900	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		31,240	531	251	782	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,400	(5)	(15)	(20)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		26,400	776	441	1,217	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		25,200	73	(118)	(45)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		90,300	5,905	275	6,180	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,100	833	(606)	227	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		660	(3)	(1)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		240	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		600	(3)	6	3	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		28,210	1	259	260	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	16	14	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		550	(3)	30	27	0	(2)

134	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.860%	Annual	11/14/2034	$		1,800	$(7)	$18	$11	$5	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034			1,500	(6)	16	10	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034			1,900	(8)	9	1	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034			800	(4)	9	5	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034			200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034			70,840	(441)	836	395	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034			400	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035			1,200	(4)	20	16	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035			1,000	(3)	8	5	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035			600	(2)	6	4	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035			800	(2)	10	8	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035			1,100	(3)	14	11	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035			1,200	(3)	15	12	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035			1,600	(4)	18	14	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035			600	(2)	12	10	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035			1,500	(4)	34	30	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035			800	(2)	22	20	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035			800	(2)	24	22	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035			1,300	(4)	38	34	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035			500	(2)	(8)	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035			600	(2)	(4)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035			1,300	(5)	(10)	(15)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035			500	(2)	(2)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035			1,400	(5)	(7)	(12)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035			1,200	(4)	(9)	(13)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035			1,100	(3)	(10)	(13)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035			1,700	(5)	(25)	(30)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035			2,100	(6)	(23)	(29)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035			1,500	(4)	(11)	(15)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2035			82,800	(1,057)	21,403	20,346	0	(225)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049			16,680	246	220	466	0	(110)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051			28,300	5,485	7,836	13,321	0	(124)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052			11,900	2,765	1,710	4,475	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054			55,750	874	2,519	3,393	0	(137)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		EUR	300	(1)	(5)	(6)	0	(1)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034			1,000	(3)	(8)	(11)	0	(4)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034			900	(3)	(6)	(9)	0	(4)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034			800	(2)	23	21	0	(3)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034			700	(2)	(15)	(17)	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		AUD	42,500	(181)	747	566	185	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034		CZK	33,000	0	1	1	0	(9)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		EUR	1,100	(2)	8	6	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030			7,040	(67)	6	(61)	16	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033			900	(4)	(46)	(50)	0	(3)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033			1,000	(4)	(44)	(48)	0	(4)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033			300	(1)	(17)	(18)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033			400	(2)	(23)	(25)	0	(2)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033			500	(2)	(21)	(23)	0	(2)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033			900	(3)	(34)	(37)	0	(4)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033			30	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033			800	(3)	(19)	(22)	0	(3)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034			600	(2)	(9)	(11)	0	(2)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035			800	(2)	(30)	(32)	3	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035			700	(2)	18	16	0	(3)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035			400	(1)	(7)	(8)	2	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035			900	(2)	(14)	(16)	4	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035			700	(2)	(1)	(3)	3	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035			700	(2)	(7)	(9)	3	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035			600	(2)	(9)	(11)	0	(11)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035			48,780	(2,206)	252	(1,954)	206	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055			20,100	1,481	157	1,638	0	(158)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025		MXN	24,100	0	(6)	(6)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025			32,200	0	(9)	(9)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029			35,600	0	(61)	(61)	0	(1)
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034			32,200	0	(78)	(78)	0	(1)
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034			24,100	0	(56)	(56)	0	(1)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		CAD	1,300	0	(5)	(5)	0	(3)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034			11,600	(2)	(146)	(148)	0	(27)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034			11,420	11	(223)	(212)	0	(26)
Receive	CPURNSA	0.000	Maturity	03/25/2030	$		27,000	0	138	138	25	0
Receive	CPURNSA	0.000	Maturity	03/27/2030			34,500	0	139	139	32	0

								$19,327	$35,689	$55,016	$1,011	$(1,265)

Total Swap Agreements								$25,280	$35,168	$60,448	$1,040	$(1,275)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	135

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2,621	$1,040	$3,661	$(39)	$(54)	$(1,277)	$(1,370)

(i)

Securities with an aggregate market value of $21,461 and cash of $54,787 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	45,506		$302	$0	$(2)
	04/2025		$24,476	AUD	38,691	0	(300)
	04/2025		372	JPY	55,651	0	(1)
	04/2025		353	SGD	471	0	(2)
	05/2025	AUD	38,691		$24,481	299	0
	05/2025	CNH	16,194		2,211	0	(24)
	05/2025	SGD	471		353	2	0
	05/2025		$8,562	CNH	61,999	3	(9)
	05/2025		302	JPY	45,353	2	0
	06/2025	CNH	34,773		$4,757	0	(54)
	06/2025		$2,567	CNH	18,528	0	(4)
	07/2025	CNH	30,854		$4,283	8	(2)
	08/2025		30,859		4,279	0	(7)

BOA	04/2025	CHF	722		817	0	0
	04/2025	CZK	2,405		98	0	(6)
	04/2025	IDR	6,513,832		394	2	0
	04/2025	KRW	751,899		513	2	0
	04/2025		$1,317	EUR	1,210	0	(8)
	04/2025		394	IDR	6,513,832	0	(2)
	04/2025		3,413	ZAR	61,988	0	(35)
	05/2025	CNH	15,834		$2,163	0	(22)
	05/2025	HKD	1,020		131	0	0
	05/2025	IDR	6,661,390		400	1	0
	05/2025		$475	INR	40,771	1	0
	06/2025	CNH	21,246		$2,926	1	(14)
	06/2025		$1,258	CNH	9,087	0	(1)
	06/2025		711	KRW	1,035,673	0	(6)
	06/2025		6,616	PLN	25,561	0	(32)
	08/2025	CNH	8,713		$1,218	8	0
	08/2025	TWD	705		22	0	0

136	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	04/2025	AUD	7,136		$4,497	$38	$0
	04/2025	BRL	43,554		7,581	0	(51)
	04/2025	CAD	9,329		6,518	35	0
	04/2025	CZK	33,407		1,374	0	(74)
	04/2025	EUR	96,644		101,339	0	(3,162)
	04/2025	IDR	47,977,821		2,894	14	0
	04/2025	JPY	16,241		108	0	0
	04/2025	KRW	11,712,876		8,000	44	0
	04/2025	SGD	535		402	4	0
	04/2025	TRY	15,854		401	0	(3)
	04/2025	TWD	786,639		23,940	251	0
	04/2025		$1,063	AUD	1,679	0	(14)
	04/2025		7,597	BRL	43,554	37	(1)
	04/2025		9,074	IDR	149,220,616	0	(120)
	04/2025		4,156	INR	360,780	60	0
	04/2025		3,672	JPY	547,409	0	(22)
	04/2025		3,640	KRW	5,286,314	0	(51)
	04/2025		225	SGD	302	0	(1)
	04/2025		14,852	TWD	487,813	0	(162)
	04/2025	ZAR	57,912		$3,154	5	(6)
	05/2025	CNH	57,850		7,961	2	(24)
	05/2025	IDR	19,922,098		1,198	4	0
	05/2025	SGD	301		225	1	0
	05/2025		$1,313	BRL	7,539	0	0
	05/2025		1,034	GBP	799	0	(2)
	05/2025		1,839	IDR	30,517,784	0	(10)
	05/2025		4,271	INR	366,363	5	0
	05/2025		108	JPY	16,186	0	0
	06/2025	CNH	38,144		$5,229	0	(48)
	06/2025	KRW	1,964,163		1,351	13	0
	06/2025	PLN	768		199	1	0
	06/2025	TRY	92,552		2,354	122	0
	06/2025		$7,417	PLN	28,804	43	(43)
	07/2025	TWD	130,802		$4,025	63	0
	08/2025	CNH	69,669		9,697	19	0
	08/2025	TWD	327,726		10,031	76	0
	08/2025		$1,431	TWD	46,587	0	(16)
	10/2025	BRL	18,300		$3,056	1	(15)

BRC	04/2025	ILS	14,120		3,813	14	0
	04/2025	INR	11,384		130	0	(3)
	04/2025	TRY	2,835		72	0	(1)
	04/2025		$1,863	IDR	30,493,740	0	(34)
	04/2025		199	ILS	732	0	(2)
	04/2025		133	INR	11,371	0	0
	04/2025		4,995	TRY	192,813	1	(76)
	05/2025	INR	11,403		$133	0	0
	05/2025	TRY	5,936		150	1	0
	05/2025		$257	TRY	10,053	0	(6)
	06/2025	TRY	64,277		$1,586	44	(4)
	06/2025		$128	PLN	495	0	0
	06/2025		3,942	TRY	155,718	0	(188)

BSH	04/2025	AUD	35,980		$22,795	313	0
	04/2025	JPY	849,308		5,655	0	(7)
	04/2025	PEN	8,652		2,277	0	(76)
	05/2025		977		258	0	(8)
	05/2025		$5,655	JPY	846,447	7	0
	06/2025	PEN	7,267		$1,969	0	(5)
	06/2025		$1,524	PLN	5,872	0	(12)
	07/2025	PEN	9,184		$2,448	0	(45)

CBK	04/2025	BRL	247,483		43,127	5	(247)
	04/2025	CHF	5,806		6,599	36	0
	04/2025	DKK	1,223		172	0	(5)
	04/2025	IDR	45,898,998		2,767	11	0
	04/2025	ILS	6,540		1,794	35	0
	04/2025	INR	104,597		1,218	0	(6)
	04/2025	PEN	13,648		3,669	0	(43)
	04/2025	TWD	553,047		16,880	225	0
	04/2025		$43,099	BRL	247,483	270	0
	04/2025		50,659	CAD	72,172	0	(504)
	04/2025		1,176	CHF	1,036	0	(5)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	137

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$1,827	GBP	1,409	$0	$(7)
	04/2025		5,067	IDR	83,000,515	0	(86)
	04/2025		1,634	INR	140,319	5	0
	04/2025		220	KRW	321,818	0	(1)
	04/2025		3,735	PEN	13,600	0	(36)
	04/2025		18,139	TWD	594,473	0	(237)
	05/2025	CAD	70,113		$49,293	498	0
	05/2025	IDR	23,792,087		1,432	6	0
	05/2025	PEN	866		229	0	(7)
	05/2025	THB	1		0	0	0
	05/2025		$1,832	IDR	30,441,915	0	(8)
	06/2025	CNH	12,402		$1,711	0	(5)
	06/2025	KRW	22,684,993		15,784	333	0
	06/2025	PEN	833		227	0	0
	06/2025		$1,123	CNH	8,109	0	(1)
	06/2025		1,173	KRW	1,695,051	0	(18)
	07/2025	PEN	2,729		$742	1	0
	07/2025	TWD	228,499		7,023	101	0
	07/2025		$40,217	BRL	235,166	198	0
	08/2025	PEN	14,501		$3,884	0	(51)
	08/2025	TWD	250,749		7,695	79	0
	09/2025	PEN	13,644		3,735	37	0

DUB	04/2025	CAD	63		44	0	0
	04/2025	CHF	11		12	0	0
	04/2025	IDR	15,443,862		935	9	0
	04/2025	ILS	11,455		3,145	63	0
	04/2025	JPY	235,300		1,600	31	0
	04/2025	NZD	396		226	1	0
	04/2025	SGD	32		24	0	0
	04/2025		$189	DKK	1,312	1	0
	04/2025		5,688	IDR	94,262,349	0	(34)
	04/2025		718	INR	61,754	3	0
	04/2025		228	NZD	397	0	(3)
	04/2025		180	SGD	241	0	(1)
	05/2025	DKK	1,310		$189	0	(1)
	05/2025	IDR	2,919,277		176	1	0
	05/2025	NZD	397		228	3	0
	05/2025	PEN	2,418		636	0	(21)
	05/2025	SGD	241		180	1	0
	06/2025	KRW	16,339,335		11,370	243	0
	08/2025		$1,619	CNH	11,599	0	(8)

FAR	04/2025	BRL	161,512		$28,127	0	(176)
	04/2025	CHF	20,425		22,914	0	(173)
	04/2025	DKK	1,942		274	0	(8)
	04/2025	ILS	10,760		2,964	69	0
	04/2025	JPY	607,630		4,036	0	(15)
	04/2025		$28,154	BRL	161,512	150	0
	04/2025		2,846	JPY	424,634	0	(15)
	04/2025		196	TWD	6,435	0	(3)
	05/2025		2,184	CNH	15,755	0	(10)
	05/2025		4,036	JPY	605,583	15	0
	06/2025		2,890	PLN	11,182	0	(10)
	07/2025	CNH	15,695		$2,184	9	0

GLM	04/2025	BRL	58,765		10,449	170	(19)
	04/2025	CAD	1,045		728	2	0
	04/2025	DKK	31,300		4,627	91	0
	04/2025	IDR	38,361,137		2,310	9	0
	04/2025	KRW	1,144,711		780	3	0
	04/2025	PEN	11,552		3,052	0	(91)
	04/2025	TRY	1,022		25	0	(1)
	04/2025		$10,008	BRL	58,765	290	0
	04/2025		3,959	IDR	65,176,991	0	(50)
	04/2025		300	KRW	438,477	0	(2)
	04/2025	ZAR	14,131		$775	5	0
	05/2025	CNH	15,396		2,102	0	(23)
	05/2025	IDR	11,432,233		686	0	0
	05/2025		$2,310	IDR	38,395,790	0	(9)
	06/2025		2,150	CNH	15,542	6	(6)
	06/2025		780	KRW	1,140,553	0	(3)
	06/2025		1,125	PLN	4,344	0	(6)

138	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	PEN	22,469		$6,035	$0	$(64)
	07/2025	TWD	24,061		740	11	0
	07/2025		$43	TWD	1,406	0	(1)
	09/2025	PEN	5,549		$1,514	9	0
	10/2025	BRL	196,400		31,970	0	(977)

IND	04/2025		$24	CHF	21	0	0
	04/2025		367	DKK	2,535	1	0
	05/2025	CHF	21		$24	0	0
	05/2025	DKK	2,530		367	0	(1)

JPM	04/2025	BRL	37,757		6,581	3	(38)
	04/2025	IDR	5,402,201		327	3	0
	04/2025	ILS	11,043		3,034	63	0
	04/2025	JPY	275,472		1,832	0	(4)
	04/2025	SGD	34		26	0	0
	04/2025	TRY	1,971		49	0	(1)
	04/2025	TWD	72,621		2,215	28	0
	04/2025		$1,737	AUD	2,746	0	(22)
	04/2025		6,584	BRL	37,757	33	0
	04/2025		101,265	EUR	93,883	251	0
	04/2025		789	IDR	12,959,016	0	(11)
	04/2025		1,262	INR	109,009	11	0
	04/2025		3,057	JPY	455,702	0	(19)
	04/2025		220	KRW	321,676	0	(1)
	04/2025		8,605	TWD	282,741	0	(90)
	05/2025	CNH	16,456		$2,253	0	(18)
	05/2025	EUR	91,945		99,334	0	(248)
	05/2025	IDR	7,651,415		461	2	0
	05/2025		$8,023	CNH	58,160	10	(7)
	05/2025		634	JPY	95,352	4	0
	06/2025	CNH	4,838		$663	0	(6)
	06/2025	MXN	515,982		25,002	45	0
	06/2025	PLN	7,226		1,873	11	0
	06/2025		$7,527	PLN	29,155	12	(32)
	06/2025		255	TRY	10,105	0	(9)
	07/2025	CNH	29,736		$4,120	3	(4)
	07/2025	TWD	132,400		4,071	61	0
	07/2025		$2,180	BRL	12,757	12	0
	08/2025	CNH	28,157		$3,903	1	(10)
	08/2025	TWD	226,723		6,939	53	0
	08/2025		$1,587	TWD	51,379	0	(26)

MBC	04/2025	EUR	1,504		$1,608	8	(26)
	04/2025	JPY	228,400		1,542	19	0
	04/2025	SGD	291		218	1	0
	04/2025	TWD	119,013		3,679	95	0
	04/2025		$16	CAD	23	0	0
	04/2025		29,326	CHF	25,907	0	(44)
	04/2025		10	DKK	70	0	0
	04/2025		3,316	EUR	3,055	0	(12)
	04/2025		2,207	GBP	1,715	8	0
	04/2025		3,370	INR	291,410	34	0
	04/2025		3,187	JPY	476,500	0	(11)
	04/2025		3,762	TWD	123,598	0	(40)
	04/2025	ZAR	32,763		$1,792	7	0
	05/2025	CAD	23		16	0	0
	05/2025	CHF	25,814		29,326	43	0
	05/2025	CNH	27,969		3,856	2	(5)
	05/2025	DKK	70		10	0	0
	05/2025	IDR	4,586,559		276	1	0
	05/2025	THB	1,808		54	0	0
	05/2025		$3,957	CNH	28,685	5	(3)
	06/2025	KRW	4,213,518		$2,928	58	0
	06/2025		$2,640	PLN	10,188	0	(17)
	07/2025	CNH	14,256		$1,978	2	0
	07/2025	TWD	63,417		1,946	25	0
	08/2025	CNH	15,651		2,168	1	(7)
	08/2025	TWD	108,952		3,326	16	0

MYI	04/2025	BRL	8,200		1,428	0	(9)
	04/2025	CAD	63,530		44,627	478	0
	04/2025	DKK	36,552		5,390	97	(4)
	04/2025	GBP	12,078		15,304	0	(298)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	139

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	SGD	122		$91	$0	$0
	04/2025		$1,408	BRL	8,200	29	0
	04/2025		1,234	CAD	1,772	0	(3)
	04/2025		14,686	DKK	98,255	0	(446)
	04/2025		878	TWD	28,690	0	(14)
	04/2025		2,300	ZAR	42,050	0	(9)
	05/2025	IDR	4,235,524		$254	1	0
	06/2025	CNH	7,345		1,013	0	(3)
	06/2025		$513	PLN	2,035	11	0
	10/2025	BRL	8,200		$1,348	0	(27)

NGF	06/2025	KRW	4,631,187		3,250	97	0

SCX	04/2025	JPY	114,168		770	10	(1)
	04/2025	PEN	8,637		2,273	0	(77)
	04/2025	TWD	63,035		1,942	44	0
	04/2025		$2,322	IDR	37,993,059	0	(44)
	04/2025		220	KRW	321,334	0	(2)
	04/2025		1,090	TWD	35,848	0	(10)
	05/2025	CNH	24,723		$3,430	18	0
	05/2025	IDR	1,790,898		108	0	0
	05/2025		$202	JPY	30,362	1	0
	06/2025	CNH	2,925		$403	0	(2)
	07/2025	PEN	13,634		3,653	0	(48)
	08/2025	CNH	9,928		1,378	0	(1)
	08/2025	TWD	35,551		1,090	10	0

SOG	04/2025	BRL	10,139		1,752	0	(24)
	04/2025		$1,781	BRL	10,139	0	(4)

SSB	04/2025	PEN	36,137		$9,511	0	(320)
	04/2025		$11,579	GBP	8,954	0	(13)
	05/2025	GBP	8,954		$11,578	13	0
	05/2025	PEN	5,330		1,405	0	(44)

UAG	04/2025	DKK	31,000		4,573	80	0
	04/2025	IDR	5,323,801		321	1	0
	04/2025		$368	IDR	6,098,340	0	(2)
	04/2025		2,806	JPY	417,508	0	(23)
	05/2025		321	IDR	5,331,288	0	(1)
	06/2025		716	PLN	2,765	0	(4)

Total Forward Foreign Currency Contracts						$6,404	$(9,965)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	192,600	$927	$760

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	35,300	9	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	39,700	14	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	14,800	6	1

Total Purchased Options							$956	$763

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	2,200	$(3)	$(2)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	2,300	(4)	(3)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	4,700	(6)	(5)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	4,100	(4)	(4)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	4,300	(5)	(5)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	2,000	(2)	(2)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,300	(2)	(1)

						$(26)	$(22)

140	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	1,000	$(2)	$(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	1,000	(2)	0

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	192,600	(344)	(219)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	192,600	(573)	(406)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	700	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	700	(3)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	600	(2)	(3)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	700	(1)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	700	(1)	(1)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	175 04/24/2025	1,500	(6)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	1,500	(6)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	1,500	(6)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	1,500	(6)	(6)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	1,900	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	1,900	(8)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	800	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	800	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	1,000	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	1,000	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	1,100	(4)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	1,100	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	1,100	(4)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	1,100	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	800	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	800	(3)	(3)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	900	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	900	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	700	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	700	(3)	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	800	(3)	(1)

							$(1,040)	$(715)

Total Written Options							$(1,066)	$(737)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	%	$1,882	$0	$13	$13	$0

GST	Soft Bank Group, Inc.	1.000	Quarterly	06/20/2026	1.326		300	(2)	1	0	(1)

								$(2)	$14	$13	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	173	$(46)	$32	$0	$(14)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	6,300	1,223	23	1,246	0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		7,186	1,426	(4)	1,422	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		5,218	1,042	(10)	1,032	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		38,195	7,896	(340)	7,556	0

							$11,541	$(299)	$11,256	$(14)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	141

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CIB	Receive	S&P 500 Total Return Index	6,201	4.910% (FEDL01 plus a specified spread)	Monthly	04/09/2025	$76,646	$0	$(322)	$0	$(322)
	Receive	S&P 500 Total Return Index	3,207	5.180% (FEDL01 plus a specified spread)	Monthly	05/07/2025	39,639	0	(169)	0	(169)
	Receive	S&P 500 Total Return Index	6,199	5.050% (FEDL01 plus a specified spread)	Monthly	01/07/2026	76,621	0	(331)	0	(331)
	Receive	S&P 500 Total Return Index	922	5.090% (FEDL01 plus a specified spread)	Monthly	01/07/2026	11,396	0	(50)	0	(50)
	Receive	S&P 500 Total Return Index	19	5.010% (FEDL01 plus a specified spread)	Monthly	02/18/2026	235	0	(1)	0	(1)

FAR	Pay	DJITR Index	211	5.110%	Monthly	06/20/2025	22,270	0	16	16	0
	Receive	S&P 500 Total Return Index	9,628	5.070% (FEDL01 plus a specified spread)	Maturity	08/13/2025	117,945	0	(3,647)	0	(3,647)

RBC	Receive	S&P 500 Total Return Index	1,871	4.970% (FEDL01 plus a specified spread)	Monthly	04/09/2025	23,126	0	(98)	0	(98)
	Receive	S&P 500 Total Return Index	458	5.060%	Monthly	06/04/2025	5,661	0	(21)	0	(21)
	Receive	S&P 500 Total Return Index	184	5.030% (FEDL01 plus a specified spread)	Monthly	07/09/2025	2,274	0	(9)	0	(9)
	Receive	S&P 500 Total Return Index	82	5.050% (FEDL01 plus a specified spread)	Monthly	08/06/2025	1,014	0	(4)	0	(4)
	Receive	S&P 500 Total Return Index	458	5.050% (FEDL01 plus a specified spread)	Monthly	09/03/2025	5,661	0	(24)	0	(24)
	Receive	S&P 500 Total Return Index	1,482	5.140% (FEDL01 plus a specified spread)	Monthly	10/15/2025	18,318	0	(78)	0	(78)
	Receive	S&P 500 Total Return Index	37,469	5.150% (FEDL01 plus a specified spread)	Maturity	02/18/2026	500,937	0	(42,701)	0	(42,701)

TOR	Receive	S&P 500 Total Return Index	18	4.930% (FEDL01 plus a specified spread)	Monthly	05/21/2025	222	0	(1)	0	(1)
	Receive	S&P 500 Total Return Index	22,082	5.040% (FEDL01 plus a specified spread)	Maturity	07/16/2025	260,858	0	285	285	0
	Receive	S&P 500 Total Return Index	19	4.970% (FEDL01 plus a specified spread)	Monthly	08/20/2025	235	0	(1)	0	(1)

								$0	$(47,156)	$301	$(47,457)

Total Swap Agreements								$11,539	$(47,441)	$11,570	$(47,472)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$314	$0	$0	$314	$(405)	$0	$0	$(405)	$(91)	$0	$(91)
BOA	15	0	1,246	1,261	(126)	0	(14)	(140)	1,121	(1,199)	(78)
BPS	838	0	1,422	2,260	(3,825)	(3)	0	(3,828)	(1,568)	2,201	633
BRC	60	760	0	820	(314)	(632)	0	(946)	(126)	282	156
BSH	320	0	0	320	(153)	0	0	(153)	167	0	167
CBK	1,840	3	0	1,843	(1,267)	(3)	0	(1,270)	573	0	573
CIB	0	0	0	0	0	0	(873)	(873)	(873)	14,134	13,261
DUB	356	0	13	369	(68)	0	0	(68)	301	0	301
FAR	243	0	16	259	(410)	(26)	(3,647)	(4,083)	(3,824)	4,418	594
GLM	596	0	0	596	(1,252)	(41)	0	(1,293)	(697)	602	(95)
GST	0	0	1,032	1,032	0	(19)	(1)	(20)	1,012	(1,060)	(48)
IND	1	0	0	1	(1)	0	0	(1)	0	0	0
JPM	606	0	7,556	8,162	(546)	(2)	0	(548)	7,614	(7,100)	514
MBC	325	0	0	325	(165)	0	0	(165)	160	(270)	(110)
MYC	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)
MYI	616	0	0	616	(813)	0	0	(813)	(197)	474	277
NGF	97	0	0	97	0	(3)	0	(3)	94	0	94
RBC	0	0	0	0	0	(1)	(42,935)	(42,936)	(42,936)	49,079	6,143
SCX	83	0	0	83	(185)	0	0	(185)	(102)	0	(102)
SOG	0	0	0	0	(28)	0	0	(28)	(28)	0	(28)
SSB	13	0	0	13	(377)	0	0	(377)	(364)	549	185

142	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
TOR	$0	$0	$285	$285	$0	$0	$(2)	$(2)	$283	$1,221	$1,504
UAG	81	0	0	81	(30)	0	0	(30)	51	(80)	(29)

Total Over the Counter	$6,404	$763	$11,570	$18,737	$(9,965)	$(737)	$(47,472)	$(58,174)

(k)

Securities with an aggregate market value of $72,960 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$2,511	$0	$110	$2,621
Swap Agreements	0	29	0	0	1,011	1,040

	$0	$29	$2,511	$0	$1,121	$3,661

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,404	$0	$6,404
Purchased Options	0	0	0	0	763	763
Swap Agreements	0	11,269	301	0	0	11,570

	$0	$11,269	$301	$6,404	$763	$18,737

	$0	$11,298	$2,812	$6,404	$1,884	$22,398

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$39	$39
Futures	0	0	0	0	54	54
Swap Agreements	0	12	0	0	1,265	1,277

	$0	$12	$0	$0	$1,358	$1,370

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,965	$0	$9,965
Written Options	0	22	0	0	715	737
Swap Agreements	0	15	47,457	0	0	47,472

	$0	$37	$47,457	$9,965	$715	$58,174

	$0	$49	$47,457	$9,965	$2,073	$59,544

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	143

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)	March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$250	$250
Futures	0	0	13,918	0	(4,186)	9,732
Swap Agreements	0	5,291	0	0	9,315	14,606

	$0	$5,291	$13,918	$0	$5,379	$24,588

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30,792	$0	$30,792
Purchased Options	0	0	0	0	(180)	(180)
Written Options	0	0	0	0	1,420	1,420
Swap Agreements	0	950	245,825	0	0	246,775

	$0	$950	$245,825	$30,792	$1,240	$278,807

	$0	$6,241	$259,743	$30,792	$6,619	$303,395

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(18)	$(18)
Futures	0	0	(15,691)	0	1,840	(13,851)
Swap Agreements	0	(1,947)	0	0	(11,052)	(12,999)

	$0	$(1,947)	$(15,691)	$0	$(9,230)	$(26,868)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,103)	$0	$(8,103)
Purchased Options	0	0	0	0	(320)	(320)
Written Options	0	4	0	0	227	231
Swap Agreements	0	(324)	(190,279)	0	0	(190,603)

	$0	$(320)	$(190,279)	$(8,103)	$(93)	$(198,795)

	$0	$(2,267)	$(205,970)	$(8,103)	$(9,323)	$(225,663)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,514	$1,514
Corporate Bonds & Notes
Banking & Finance	0	96,350	0	96,350
Industrials	0	32,289	0	32,289
Utilities	0	13,383	0	13,383
Municipal Bonds & Notes
California	0	800	0	800
Illinois	0	181	0	181
Nevada	0	113	0	113
U.S. Government Agencies	0	934,532	0	934,532
U.S. Treasury Obligations	0	72,333	0	72,333
Non-Agency Mortgage-Backed Securities	0	130,362	0	130,362
Asset-Backed Securities
Automobile ABS Other	0	668	0	668
Automobile Sequential	0	93,133	0	93,133
CMBS Other	0	28,498	0	28,498
Credit Card Bullet	0	26,963	0	26,963
Home Equity Other	0	169,575	0	169,575
Home Equity Sequential	0	104	0	104
Whole Loan Collateral	0	27,049	0	27,049
Other ABS	0	155,321	0	155,321
Sovereign Issues	0	152,347	0	152,347
Common Stocks
Communication Services	470	0	0	470
Consumer Discretionary	3,040	0	0	3,040
Consumer Staples	1,075	0	0	1,075
Energy	546	0	0	546
Financials	5,462	0	0	5,462
Health Care	3,556	0	0	3,556
Industrials	2,800	0	0	2,800
Information Technology	4,188	0	0	4,188
Materials	1,139	0	0	1,139
Short-Term Instruments
Commercial Paper	0	66,974	0	66,974

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Repurchase Agreements	$0	$210,000	$0	$210,000
U.S. Treasury Bills	0	78,543	0	78,543

	$22,276	$2,289,518	$1,514	$2,313,308

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$166,051	$0	$0	$166,051

Total Investments	$188,327	$2,289,518	$1,514	$2,479,359

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(72,436)	$0	$(72,436)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,511	1,150	0	3,661
Over the counter	0	18,724	13	18,737

	$2,511	$19,874	$13	$22,398

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(44)	(1,324)	0	(1,368)
Over the counter	0	(58,160)	(14)	(58,174)

	$(44)	$(59,484)	$(14)	$(59,542)

Total Financial Derivative Instruments	$2,467	$(39,610)	$(1)	$(37,144)

Totals	$190,794	$2,177,472	$1,513	$2,369,779

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

144	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Bank of Industry Ltd.
4.185% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,500	$3,757

Total Loan Participations and Assignments (Cost $3,661)			3,757

CORPORATE BONDS & NOTES 11.5%

BANKING & FINANCE 8.3%

ABN AMRO Bank NV
4.718% due 01/22/2027		$11,700	11,770

AerCap Ireland Capital DAC
2.450% due 10/29/2026		2,600	2,513

American Express Co.
5.043% due 07/26/2028 •		500	506
5.085% due 01/30/2031 ~		2,000	2,026
5.098% due 02/16/2028 •		1,100	1,113

Athene Global Funding
5.106% due 07/16/2026 •		3,600	3,602
5.380% due 01/07/2030		600	609
5.620% due 05/08/2026		6,900	6,974

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	391

Bank of America Corp.
1.734% due 07/22/2027 •		500	482
5.162% due 01/24/2031 ~		7,700	7,808
5.683% due 04/02/2026 •		1,900	1,900
5.933% due 09/15/2027 •		7,900	8,056

Bank of Montreal
5.238% due 09/10/2027 •		2,100	2,108

Bank of Nova Scotia
5.400% due 06/04/2027		8,600	8,776

Barclays PLC
4.375% due 01/12/2026		200	200
4.837% due 09/10/2028 •		2,500	2,503
5.674% due 03/12/2028 •		400	407
5.829% due 05/09/2027 •		5,100	5,163

BPCE SA
5.203% due 01/18/2027		300	304

Citibank NA
5.488% due 12/04/2026		4,400	4,475

Credit Suisse AG AT1 Claim		3,100	372

Crown Castle, Inc.
4.900% due 09/01/2029		200	199

Equitable Financial Life Global Funding
4.600% due 04/01/2027 (b)		8,600	8,614

Extra Space Storage LP
5.500% due 07/01/2030		1,100	1,128

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		400	370
2.900% due 02/10/2029		200	179
3.375% due 11/13/2025		600	593
3.815% due 11/02/2027		300	286
4.125% due 08/17/2027		400	387
4.271% due 01/09/2027		400	392
4.542% due 08/01/2026		200	197
5.125% due 06/16/2025		400	400
5.303% due 09/06/2029		2,900	2,813
6.950% due 06/10/2026		200	203
7.350% due 11/04/2027		400	415

GA Global Funding Trust
5.714% due 04/11/2025 ~		5,900	5,902

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		4,500	4,365
1.948% due 10/21/2027 •		500	480
3.500% due 11/16/2026		2,700	2,659
3.615% due 03/15/2028 •		600	589
4.692% due 10/23/2030 •		100	99
5.049% due 07/23/2030 •		800	807
5.207% due 01/28/2031 ~		1,500	1,521
5.425% due 08/10/2026 •		1,500	1,505
5.798% due 08/10/2026 •		3,400	3,414

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HPS Corporate Lending Fund
5.450% due 01/14/2028		$4,400	$4,403

HSBC Holdings PLC
1.750% due 07/24/2027 ~	GBP	1,600	1,979
2.848% due 06/04/2031 •		$800	719

Jackson National Life Global Funding
5.350% due 01/13/2030		3,600	3,676
5.600% due 04/10/2026		5,200	5,249

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		1,400	1,359
1.578% due 04/22/2027 •		1,800	1,746
3.782% due 02/01/2028 •		900	888
3.960% due 01/29/2027 •		2,356	2,345
4.603% due 10/22/2030 •		2,600	2,583
5.040% due 01/23/2028 •		1,500	1,513
5.140% due 01/24/2031 ~		1,900	1,930

Lincoln Financial Global Funding
5.300% due 01/13/2030		400	407

Lloyds Banking Group PLC
4.550% due 08/16/2028		700	698

Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		3,700	3,778

Morgan Stanley
3.106% due 03/19/2027 •	EUR	3,400	3,687
4.654% due 10/18/2030 •		$1,900	1,885
5.050% due 01/28/2027 •		7,600	7,628
5.652% due 04/13/2028 •		100	102

Morgan Stanley Bank NA
4.952% due 01/14/2028 •		100	101
4.968% due 07/14/2028 •		700	706
5.504% due 05/26/2028 •		2,300	2,343

RGA Global Funding
5.250% due 01/09/2030		1,800	1,833

Royal Bank of Canada
4.875% due 01/19/2027		4,900	4,946
5.069% due 07/23/2027 •		6,900	6,943
5.153% due 02/04/2031 ~		700	709

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	500	528
1.750% due 11/24/2028		200	201

Sixth Street Lending Partners
6.125% due 07/15/2030		$800	805

Sumitomo Mitsui Financial Group, Inc.
5.316% due 07/09/2029		700	716

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		1,300	1,300

Toronto-Dominion Bank
4.861% due 01/31/2028		6,100	6,169

UBS Group AG
1.364% due 01/30/2027 •		800	779
4.194% due 04/01/2031 •		250	241
6.246% due 09/22/2029 •		600	627
6.327% due 12/22/2027 •		1,400	1,438

Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	854
1.375% due 10/26/2026		8,400	8,911
1.741% due 05/04/2030 ~		700	714
3.196% due 06/17/2027 •		$4,300	4,231
3.584% due 05/22/2028 •		100	98
5.707% due 04/22/2028 •		1,100	1,124

			202,467

INDUSTRIALS 1.3%

Boeing Co.
6.259% due 05/01/2027		600	617

DAE Funding LLC
3.375% due 03/20/2028		500	477

Energy Transfer LP
5.200% due 04/01/2030		300	304

GE HealthCare Technologies, Inc.
4.800% due 08/14/2029		500	502

Hyundai Capital America
5.450% due 06/24/2026		1,200	1,210
5.511% due 08/04/2025 ~		5,500	5,512

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Occidental Petroleum Corp.
5.000% due 08/01/2027	$6,000	$6,025

Sands China Ltd.
2.300% due 03/08/2027	1,600	1,517

Sherwin-Williams Co.
4.550% due 03/01/2028	1,400	1,402

Sysco Corp.
5.100% due 09/23/2030	6,700	6,803

T-Mobile USA, Inc.
2.875% due 02/15/2031	400	358
3.875% due 04/15/2030	500	479
4.200% due 10/01/2029	1,600	1,572

Volkswagen Group of America Finance LLC
5.288% due 09/12/2025 •	2,950	2,955
5.800% due 09/12/2025	2,650	2,662

		32,395

UTILITIES 1.9%

DTE Energy Co.
4.950% due 07/01/2027	100	101

Enel Finance International NV
1.625% due 07/12/2026	800	770

NextEra Energy Capital Holdings, Inc.
5.050% due 03/15/2030	6,700	6,790

NYSEG Storm Funding LLC
4.866% due 05/01/2032	13,300	13,503

Pacific Gas & Electric Co.
5.282% due 09/04/2025 •	10,800	10,802

Pinnacle West Capital Corp.
5.178% due 06/10/2026 ~	1,300	1,307

Southern California Edison Co.
1.200% due 02/01/2026	100	97
3.650% due 03/01/2028	400	387
4.400% due 09/06/2026	500	498
4.700% due 06/01/2027	300	300
4.875% due 02/01/2027	2,600	2,610
5.150% due 06/01/2029	3,700	3,725
5.350% due 03/01/2026	2,300	2,310
5.650% due 10/01/2028	100	102
5.850% due 11/01/2027	1,703	1,745

		45,047

Total Corporate Bonds & Notes (Cost $277,833)		279,909

U.S. GOVERNMENT AGENCIES 29.1%

Fannie Mae
0.000% due 08/25/2039 (a)(e)	28	24
3.000% due 10/25/2040	403	384
4.300% due 12/01/2029	8,820	8,796
4.452% due 11/01/2028 •	1	1
4.477% due 07/01/2028 •	1	1
4.532% due 09/01/2029 ~	10,225	10,316
4.555% due 11/01/2027 •	1	1
4.580% due 11/01/2028 •	1	1
4.586% due 03/25/2034 •	17	17
4.610% due 07/01/2029	10,300	10,425
4.704% due 05/25/2037 •	13	13
4.730% due 05/01/2029	2,700	2,742
4.760% due 06/01/2029	25,000	25,342
4.793% due 05/25/2058 •	354	346
4.804% due 08/01/2029 ~	14,616	14,889
4.804% due 03/25/2037 - 07/25/2037 •	22	23
4.814% due 03/25/2037 •	15	15
4.834% due 07/25/2037 •	36	36
4.854% due 09/25/2035 •	71	70
4.899% due 02/25/2037 •	33	33
4.955% due 12/01/2036 •	10	10
5.000% due 04/25/2033	66	65
5.174% due 06/25/2037 •	83	83
5.204% due 03/25/2038 - 01/25/2040 •	82	83
5.240% due 09/25/2054 •	4,560	4,563
5.274% due 12/25/2039 •	43	44

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	145

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.290% due 11/25/2053 - 03/25/2055 •	$5,337	$5,353
5.354% due 07/25/2039 •	22	23
5.390% due 01/25/2055 •	3,802	3,810
5.540% due 12/25/2053 - 02/25/2055 •	6,894	6,942
5.590% due 02/25/2055 •	4,274	4,310
5.742% due 09/01/2034 •	8	8
5.886% due 07/01/2044 •	8	8
6.397% due 11/01/2035 •	26	27
6.606% due 12/01/2033 •	34	35
7.166% due 05/01/2038 •	95	99

Freddie Mac
4.000% due 11/01/2047	321	305
4.763% due 02/15/2037 •	1	1
4.793% due 02/15/2037 •	8	8
4.803% due 02/15/2037 •	35	34
4.883% due 07/15/2040 •	194	192
4.943% due 03/15/2042 •	79	80
5.000% due 12/01/2026 - 01/01/2029	27	27
5.013% due 07/15/2041 •	468	465
5.063% due 10/15/2037 •	35	35
5.129% due 03/15/2050 •	1,233	1,224
5.133% due 08/15/2037 •	291	291
5.163% due 08/15/2037 •	639	639
5.173% due 10/15/2037 •	97	97
5.183% due 05/15/2037 - 09/15/2037 •	712	713
5.213% due 08/15/2036 •	42	42
5.240% due 11/25/2054 •	1,453	1,455
5.280% due 11/25/2054 •	18,957	18,982
5.290% due 10/25/2054 - 03/25/2055 •	16,668	16,664
5.313% due 11/15/2039 •	13	13
5.318% due 01/15/2038 •	155	155
5.320% due 02/25/2055 •	786	789
5.340% due 09/25/2054 - 02/25/2055 •	3,204	3,220
5.490% due 01/25/2055 •	2,826	2,841
5.540% due 02/25/2055 •	4,489	4,521
5.590% due 05/25/2054 •	6,509	6,565
6.000% due 01/01/2029 - 02/01/2034	93	96
6.500% due 10/25/2043	300	306
7.044% due 09/01/2037 •	218	226
7.427% due 06/01/2035 •	71	73

Ginnie Mae
4.625% due 02/20/2026 - 02/20/2028 •	26	26
4.750% due 10/20/2025 - 12/20/2027 •	6	6
4.875% due 05/20/2026 - 04/20/2041 •	609	618
5.173% due 12/20/2065 •	860	860
5.223% due 01/20/2066 •	110	110
5.423% due 01/20/2066 - 03/20/2066 •	2,164	2,171
5.573% due 03/20/2066 •	138	139

Ginnie Mae, TBA
5.000% due 05/01/2055	8,900	8,750

Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	5,648	5,436
3.500% due 12/01/2047 - 08/01/2048	8,674	7,924
5.500% due 10/01/2054	10,611	10,603
6.000% due 01/01/2053 - 01/01/2055	15,779	16,076
8.000% due 03/01/2030 - 08/01/2030	3	3

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055	21,400	19,911
5.000% due 04/01/2055 - 05/01/2055	23,500	23,015
6.000% due 05/01/2055 - 06/01/2055	189,900	192,520
6.500% due 06/01/2055	256,630	264,195

Total U.S. Government Agencies (Cost $710,369)		711,360

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 4.7%

U.S. Treasury Bonds
2.375% due 02/15/2042 (i)		$3,100	$2,302
3.000% due 08/15/2048 (i)		4,000	3,039

U.S. Treasury Inflation Protected Securities (f)
0.250% due 07/15/2029 (i)(k)		29,675	28,432
1.875% due 07/15/2034		1,316	1,329
2.125% due 04/15/2029 (k)		65,819	67,786
2.125% due 02/15/2054 (i)		6,654	6,390

U.S. Treasury Notes
0.375% due 09/30/2027 (i)(k)		800	734
0.500% due 10/31/2027 (k)		300	275
0.625% due 11/30/2027 (i)		1,500	1,377
1.250% due 04/30/2028 (i)(k)		4,600	4,251

Total U.S. Treasury Obligations (Cost $114,995)			115,915

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%

ACRA Trust
5.608% due 10/25/2064 þ		2,499	2,496

AG Trust
6.335% due 07/15/2041 •		760	762

Ashford Hospitality Trust
5.392% due 04/15/2035 ~		7,497	7,470
5.742% due 04/15/2035 •		7,105	7,066

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	6,515	8,434

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 •		$3	2
6.500% due 01/25/2034 •		4	4
6.574% due 04/25/2033 •		7	7
6.948% due 01/25/2034 •		126	127

Bear Stearns ALT-A Trust
4.639% due 11/25/2036 •		2,836	1,647
5.043% due 09/25/2035 •		62	36
6.010% due 01/25/2035 •		2,248	2,185

Bear Stearns Structured Products, Inc. Trust
4.333% due 12/26/2046 •		120	93
5.116% due 01/26/2036 ~		145	104

BMO Mortgage Trust
3.269% due 02/17/2055 ~		5,737	5,110
5.092% due 11/15/2057		2,600	2,629

Chase Home Lending Mortgage Trust
5.590% due 05/25/2055 ~		4,868	4,884

Citigroup Mortgage Loan Trust
7.410% due 05/25/2035 •		17	17

Colony Mortgage Capital Ltd.
5.808% due 11/15/2038 ~		5,095	5,037

Countrywide Alternative Loan Trust
4.795% due 04/25/2046 •		1,276	1,187

Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 11/25/2035		698	363

Credit Suisse First Boston Mortgage Securities Corp.
5.083% due 03/25/2032 •		27	26

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.115% due 01/25/2060 ~		1,308	1,100
3.689% due 02/25/2061 ~		2,836	2,827
3.850% due 09/25/2057 •		2,291	2,245
4.102% due 12/27/2060 ~		1,687	1,683
5.834% due 07/15/2038 •		7,900	7,138

Cross Mortgage Trust
5.549% due 12/25/2069 •		3,939	3,941
6.147% due 07/25/2069 þ		1,554	1,572
6.272% due 06/25/2069 þ		4,892	4,948

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.675% due 05/25/2036 •		1,985	1,837

Extended Stay America Trust
5.513% due 07/15/2038 ~		7,449	7,447

GCAT Trust
2.650% due 10/25/2068 ~		4,196	4,056

GreenPoint Mortgage Funding Trust
4.975% due 11/25/2045 ~		73	69

GS Mortgage Securities Corp. Trust
5.690% due 12/15/2036 ~		1,062	1,058

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		$1,856	$1,736

GSR Mortgage Loan Trust
4.739% due 01/25/2036 ~		13	12
4.785% due 01/25/2034 ~		1	1

Impac CMB Trust
4.975% due 05/25/2035 •		3,368	3,241

Independence Plaza Trust
3.911% due 07/10/2035		3,300	3,251

JP Morgan Chase Commercial Mortgage Securities Trust
5.974% due 06/15/2038 •		7,000	6,690
6.099% due 11/15/2038 •		8,900	8,863

JPMorgan Seasoned Mortgage Trust
4.451% due 01/25/2063 ~		3,934	3,774

Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~		1,508	1,442

Lehman Mortgage Trust
4.755% due 08/25/2036 ~		540	370

Lehman XS Trust
4.795% due 11/25/2035 ~		2,157	2,164

MASTR Adjustable Rate Mortgages Trust
5.435% due 12/25/2046 •		6,430	4,961

Merrill Lynch Mortgage Investors Trust
4.855% due 02/25/2036 •		52	51

Morgan Stanley Capital Trust
5.384% due 12/15/2036 ~		1,800	1,554

New Orleans Hotel Trust
5.356% due 04/15/2032 •		1,900	1,879

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		844	803
1.147% due 10/25/2058 ~		121	115
1.353% due 10/25/2058 ~		86	82
2.750% due 11/25/2059 •		1,395	1,333

New York Mortgage Trust
4.670% due 08/25/2061 þ		8,289	8,244

PRET Trust
4.000% due 07/25/2069 þ		3,459	3,324

Prime Mortgage Trust
4.835% due 02/25/2034 •		10	10

PRPM LLC
4.000% due 05/25/2054 þ		2,032	1,996
5.228% due 08/25/2069 þ		7,893	7,847

PRPM Trust
5.674% due 12/26/2069 þ		3,780	3,792
5.802% due 11/25/2069 þ		4,472	4,489
6.265% due 12/25/2068 þ		1,411	1,424

SG Residential Mortgage Trust
5.353% due 08/25/2062 þ		8,914	8,895

SREIT Trust
5.530% due 10/15/2038 •		9,000	8,916

Starwood Commercial Mortgage Trust
5.834% due 04/15/2034 •		4,624	4,569

Starwood Mortgage Residential Trust
2.175% due 05/25/2065 •		2,564	2,221

Stratton Mortgage Funding PLC
5.608% due 06/20/2060 •	GBP	1,729	2,240

Structured Adjustable Rate Mortgage Loan Trust
4.755% due 10/25/2035 •		$1,319	1,249
5.038% due 09/25/2035 •		230	205

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		39	38
4.931% due 07/19/2035 •		86	84
4.995% due 02/25/2036 ~		84	70

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	5,114	6,623

Towd Point Mortgage Trust
2.250% due 12/25/2061 •		$2,719	2,626
2.900% due 10/25/2059 ~		1,447	1,381
3.000% due 01/25/2058 ~		59	58
3.750% due 05/25/2058 ~		3,513	3,435
3.750% due 09/25/2062		13,252	12,573
4.492% due 10/25/2064 •		9,211	9,261
5.435% due 05/25/2058 ~		1,079	1,107

146	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinity Square PLC
5.470% due 07/15/2059 ~	GBP	2,298	$2,975

TTAN
5.284% due 03/15/2038 •		$2,076	2,071

Verus Securitization Trust
1.020% due 04/25/2064 ~		1,339	1,259
1.277% due 04/25/2064 ~		170	160
1.380% due 04/25/2064 ~		255	240

WaMu Mortgage Pass-Through Certificates Trust
4.194% due 02/27/2034 ~		70	67
5.015% due 10/25/2045 •		30	30
5.835% due 11/25/2042 •		12	11
6.035% due 06/25/2042 •		27	25

Wells Fargo Commercial Mortgage Trust
2.501% due 09/15/2031 ~		7,300	7,055
2.696% due 09/15/2031 ~		1,300	1,257

Wells Fargo Mortgage-Backed Securities Trust
6.764% due 04/25/2036 ~		966	975

Total Non-Agency Mortgage-Backed Securities (Cost $250,092)			244,731

ASSET-BACKED SECURITIES 26.5%

AUTOMOBILE ABS OTHER 0.1%

Westlake Automobile Receivables Trust
5.009% due 08/16/2027 •		1,939	1,942
5.019% due 10/15/2026 •		516	516

			2,458

AUTOMOBILE SEQUENTIAL 9.0%

Ally Auto Receivables Trust
4.140% due 07/16/2029		1,000	996
5.320% due 01/15/2027		1,803	1,805
5.460% due 05/15/2028		3,200	3,226

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		2,732	2,740

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		4,500	4,619
6.120% due 04/20/2027		10,800	10,931

BMW Vehicle Owner Trust
5.470% due 02/25/2028		2,832	2,851

Bridgecrest Lending Auto Securitization Trust
4.840% due 09/15/2027		3,136	3,138
5.530% due 01/18/2028		380	381

CarMax Auto Owner Trust
4.750% due 10/15/2027		2,180	2,186
4.890% due 07/16/2029		8,800	8,891
5.210% due 09/15/2027		8,693	8,719
5.720% due 11/16/2026		518	518

Carvana Auto Receivables Trust
0.700% due 11/10/2026		521	519
4.530% due 01/10/2029		3,800	3,800
5.330% due 07/10/2029		1,500	1,514
5.380% due 03/12/2029		2,700	2,741
5.420% due 04/10/2028		3,896	3,914
5.600% due 03/10/2028		2,314	2,329
5.630% due 11/10/2027		2,417	2,423
5.900% due 08/10/2027		2,879	2,889
6.360% due 04/12/2027		94	94
6.410% due 09/10/2027		1,023	1,027

Chase Auto Owner Trust
5.250% due 09/27/2027		2,950	2,958
5.480% due 04/26/2027		2,657	2,663

Citizens Auto Receivables Trust
5.110% due 04/17/2028		1,300	1,310
5.430% due 10/15/2026		693	695
5.840% due 01/18/2028		9,173	9,247
6.090% due 10/15/2026		440	440

CPS Auto Receivables Trust
5.710% due 09/15/2027		571	572

Drive Auto Receivables Trust
4.940% due 12/15/2027		5,430	5,436
5.830% due 12/15/2026		356	356

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DT Auto Owner Trust
6.290% due 08/16/2027	$1,438	$1,441

Exeter Automobile Receivables Trust
5.310% due 08/16/2027	821	822
5.600% due 05/17/2027	2,347	2,350

Fifth Third Auto Trust
5.800% due 11/16/2026	328	328

Flagship Credit Auto Trust
4.880% due 11/15/2028	1,207	1,210

Ford Credit Auto Owner Trust
4.650% due 02/15/2028	2,477	2,481

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029	1,256	1,262

GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028	2,300	2,303
4.760% due 10/15/2027	3,317	3,318
6.040% due 03/15/2027	513	514

GLS Auto Select Receivables Trust
5.240% due 03/15/2030	387	389
5.580% due 06/17/2030	2,447	2,477
5.960% due 10/16/2028	3,400	3,446
6.270% due 08/16/2027	1,534	1,538

GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028	924	924
5.450% due 06/16/2028	3,100	3,125

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	1,200	1,195

Hyundai Auto Receivables Trust
4.990% due 02/15/2029	4,500	4,543
5.480% due 04/17/2028	3,200	3,226

LAD Auto Receivables Trust
5.930% due 06/15/2027	419	420

Lendbuzz Securitization Trust
5.100% due 10/15/2030	1,000	1,002

M&T Bank Auto Receivables Trust
4.730% due 06/17/2030	9,900	9,978
5.590% due 02/17/2032	779	782

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	450	453

Santander Drive Auto Receivables Trust
4.880% due 09/15/2027	6,638	6,641
5.710% due 02/16/2027	100	100
5.910% due 06/15/2027	2,833	2,839
5.930% due 07/17/2028	2,600	2,618
6.310% due 07/15/2027	502	502

SCCU Auto Receivables Trust
5.450% due 12/15/2027	261	262

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	500	503
5.350% due 06/21/2027	724	725
5.470% due 10/20/2028	3,100	3,125

Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029	3,800	3,810
4.550% due 08/16/2027	3,796	3,798
4.630% due 09/15/2027	2,956	2,958
5.160% due 05/17/2027	11,286	11,314

Tricolor Auto Securitization Trust
6.360% due 12/15/2027	415	417
6.610% due 10/15/2027	828	834

United Auto Credit Securitization Trust
6.170% due 08/10/2026	250	250

Volkswagen Auto Lease Trust
5.400% due 12/21/2026	8,596	8,627

Westlake Automobile Receivables Trust
5.560% due 02/15/2028	1,700	1,720
5.750% due 08/16/2027	3,103	3,116
5.960% due 10/15/2026	528	528
6.230% due 01/15/2027	3,691	3,704

World Omni Auto Receivables Trust
5.570% due 12/15/2026	214	214

World Omni Automobile Lease Securitization Trust
4.420% due 04/17/2028	11,500	11,502

World Omni Select Auto Trust
5.370% due 02/15/2028	3,009	3,018

		218,580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 1.0%

AREIT Trust
5.597% due 01/20/2037 •	$4,689	$4,669

BSPRT Issuer Ltd.
5.534% due 03/15/2036 •	1,126	1,127

GPMT Ltd.
5.931% due 07/16/2035 ~	683	679

HERA Commercial Mortgage Ltd.
5.481% due 02/18/2038 ~	340	339

MF1 LLC
6.054% due 03/19/2039 •	900	901

MF1 Ltd.
5.531% due 07/16/2036 •	315	315
6.534% due 12/15/2035 •	12,000	12,000

Starwood Commercial Mortgage Trust
5.631% due 04/18/2038 ~	3,942	3,913

		23,943

CREDIT CARD BULLET 2.5%

American Express Credit Account Master Trust
4.650% due 07/15/2029	12,600	12,714
4.870% due 05/15/2028	5,500	5,533

Bank of America Credit Card Trust
4.790% due 05/15/2028	5,700	5,728
4.980% due 11/15/2028	11,000	11,120

Chase Issuance Trust
4.630% due 01/15/2031	11,100	11,220

Golden Credit Card Trust
4.310% due 09/15/2027	3,260	3,256

Synchrony Card Funding LLC
4.930% due 07/15/2030	11,800	11,960

		61,531

CREDIT CARD OTHER 0.6%

CARDS Trust
5.158% due 07/15/2028 •	4,000	4,006

Trillium Credit Card Trust
5.147% due 08/26/2028 ~	10,800	10,821

		14,827

HOME EQUITY OTHER 2.5%

Aames Mortgage Investment Trust
5.350% due 10/25/2035 •	2,200	2,083

ACE Securities Corp. Home Equity Loan Trust
4.755% due 10/25/2036 •	2,829	1,071

AFC Home Equity Loan Trust
4.985% due 06/25/2028 •	27	27

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.350% due 01/25/2035 •	285	287

Argent Securities Trust
4.735% due 06/25/2036 •	3,591	2,351

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.381% due 06/26/2034 •	509	506

Asset-Backed Securities Corp. Home Equity Loan Trust
5.260% due 04/25/2034 ~	961	987

Bear Stearns Asset-Backed Securities Trust
4.895% due 11/25/2036 •	815	788
5.410% due 11/25/2034 •	4,921	4,911

Chase Funding Trust
5.175% due 10/25/2032 •	38	38

Citigroup Mortgage Loan Trust
4.210% due 10/25/2037 þ	114	110
4.495% due 07/25/2045 •	310	215
4.755% due 12/25/2036 •	763	418

Countrywide Asset-Backed Certificates Trust
4.575% due 08/25/2037 ~	230	211
4.635% due 06/25/2047 ~	300	265
4.715% due 12/25/2046 •	6,224	5,935

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	147

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.715% due 06/25/2047 •		$1,156	$1,059
4.835% due 08/25/2034 ~		349	341
4.975% due 03/25/2036 •		380	336
5.530% due 04/25/2036 ~		8,900	8,577

Credit Suisse First Boston Mortgage Securities Corp.
4.827% due 01/25/2032 •		40	39

Credit-Based Asset Servicing & Securitization LLC
3.922% due 06/25/2035 •		1,811	1,756
6.010% due 03/25/2046 •		1,888	1,832

GE-WMC Asset-Backed Pass-Through Certificates
5.075% due 12/25/2035 •		4,825	4,664

GSAA Home Equity Trust
4.935% due 01/25/2036 •		716	225

GSAMP Trust
4.715% due 06/25/2036 •		96	94
5.335% due 11/25/2035 •		330	322
6.085% due 10/25/2034 •		19	20

HSI Asset Securitization Corp. Trust
4.930% due 02/25/2036 •		415	395

IndyMac Residential Asset Backed Trust
4.695% due 08/25/2036 •		3,237	3,086

JP Morgan Mortgage Acquisition Corp.
5.095% due 07/25/2036 •		2,200	2,065

Long Beach Mortgage Loan Trust
4.875% due 02/25/2036 •		531	523
4.877% due 04/21/2031 •		2,361	2,304
4.995% due 10/25/2034 ~		45	44

Merrill Lynch Mortgage Investors Trust
4.735% due 08/25/2037 •		376	357

Morgan Stanley ABS Capital, Inc. Trust
4.545% due 12/25/2036 •		3,816	1,930
4.565% due 10/25/2036 •		74	66
4.595% due 09/25/2036 •		26	12
5.350% due 07/25/2034 •		561	578

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.365% due 05/25/2035 •		4,326	4,051

RCKT Mortgage Trust
5.344% due 09/25/2044 þ		2,408	2,404

Residential Asset Mortgage Products Trust
5.500% due 05/25/2035 •		2,900	2,817

Soundview Home Loan Trust
5.140% due 11/25/2035 •		362	360

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.260% due 01/25/2035 •		1,261	1,307

			61,767

WHOLE LOAN COLLATERAL 1.0%

First Franklin Mortgage Loan Trust
4.735% due 08/25/2036 •		1,738	1,676
4.745% due 09/25/2036 •		2,655	2,461
4.915% due 05/25/2036 •		12,141	10,396

PRET LLC
4.744% due 07/25/2051 þ		1,382	1,376
4.868% due 07/25/2051 þ		460	460
6.721% due 07/25/2051 þ		4,397	4,402

Residential Asset Mortgage Products Trust
4.795% due 08/25/2046 •		4,928	4,356

Specialty Underwriting & Residential Finance Trust
5.410% due 12/25/2035 •		56	55

			25,182

OTHER ABS 9.8%

AASET Trust
2.798% due 01/15/2047		3,450	3,177

Accunia European CLO DAC
3.735% due 07/15/2030 •	EUR	615	666

ACHV ABS Trust
5.010% due 12/26/2031		$1,267	1,270
5.070% due 10/27/2031		1,061	1,063
5.900% due 04/25/2031		655	660

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •		$7,500	$7,460

Ares CLO Ltd.
5.614% due 01/15/2032 ~		336	336

Ares European CLO DAC
3.565% due 10/15/2031 •	EUR	503	544

Bain Capital Credit CLO Ltd.
5.533% due 07/19/2034 ~		$5,500	5,506

Benefit Street Partners CLO Ltd.
5.643% due 04/20/2034 •		8,900	8,900

Black Diamond CLO DAC
3.604% due 01/20/2032 •	EUR	533	577

Blackbird Capital Aircraft Lease Ltd.
2.443% due 07/15/2046		$2,246	2,074

BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031	EUR	292	310
3.505% due 01/15/2031 •		1,841	1,991

BNPP AM Euro CLO DAC
3.385% due 04/15/2031 •		1,148	1,241

Cairn CLO DAC
3.565% due 10/15/2031 •		507	548

Canyon Capital CLO Ltd.
5.382% due 07/15/2034 ~		$4,000	3,984

Carlyle Global Market Strategies Euro CLO DAC
3.306% (EUR003M + 0.750%) due 11/15/2031 ~	EUR	955	1,033
3.485% due 01/15/2031 •		531	571

Carval CLO Ltd.
5.022% due 07/20/2032 •		$7,800	7,783

Castlelake Aircraft Securitization Trust
5.783% due 02/15/2050		3,676	3,703

Catamaran CLO Ltd.
5.652% due 04/22/2030 •		577	577

CIFC Funding Ltd.
5.508% due 10/24/2030 ~		684	684

CRB Securitization Trust
6.960% due 10/20/2033		1,073	1,080

CVC Cordatus Loan Fund DAC
3.871% due 10/23/2034 •	EUR	5,474	5,926

Dryden Euro CLO DAC
3.416% due 05/15/2034 •		2,930	3,165

Dryden Senior Loan Fund
5.362% due 08/20/2034 •		$3,800	3,800
5.363% due 04/20/2034 ~		3,500	3,490

Elevation CLO Ltd.
5.600% due 01/25/2035 ~		7,700	7,696

GreenSky Home Improvement Trust
5.150% due 10/27/2059		2,000	2,007
5.250% due 10/27/2059		1,162	1,166
5.880% due 06/25/2059		1,807	1,823

Harvest CLO DAC
3.425% due 10/15/2031 •	EUR	400	433

Henley CLO DAC
3.663% due 04/25/2034 •		2,800	3,030

Home Partners of America Trust
1.901% due 12/17/2026		$766	733

Invesco Euro CLO DAC
3.435% due 07/15/2031 •	EUR	324	350

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		$624	611

M&T Equipment Notes
4.990% due 08/18/2031		2,600	2,609

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		11,700	11,639

Mariner Finance Issuance Trust
1.860% due 03/20/2036		7,800	7,482

Mountain View CLO LLC
5.609% due 01/16/2031 •		5,286	5,286

Mountain View CLO Ltd.
5.762% due 04/15/2034 ~		2,900	2,903

Navient Student Loan Trust
5.414% due 12/15/2059 •		1,979	1,976

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nelnet Student Loan Trust
5.304% due 02/25/2066 •		$792	$792
6.544% due 02/20/2041 •		658	674
6.640% due 02/20/2041		658	681

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~		3,100	3,101

Oportun Funding Trust
4.960% due 08/16/2032		3,400	3,400

Oportun Issuance Trust
5.010% due 02/08/2033		2,400	2,401
6.334% due 04/08/2031		678	678

Pagaya AI Debt Grantor Trust
5.156% due 07/15/2032		1,000	1,002

Pagaya AI Debt Selection Trust
5.065% due 03/15/2032		1,383	1,385
5.183% due 06/15/2032		3,323	3,333
6.093% due 11/15/2031		1,081	1,092
6.117% due 12/15/2031		1,214	1,228
6.278% due 10/15/2031		879	888
6.660% due 07/15/2031		4,589	4,635

Palmer Square European Loan Funding DAC
3.546% due 05/15/2034 •	EUR	1,433	1,550
3.765% due 01/15/2033 •		773	837
4.685% due 01/15/2033 •		1,000	1,084

Palmer Square Loan Funding Ltd.
5.955% due 07/20/2029 •		$14,900	14,922

Parallel Ltd.
5.426% due 07/15/2034 •		8,000	7,975

Post Road Equipment Finance LLC
4.900% due 05/15/2031		4,000	4,013

Reach ABS Trust
4.960% due 08/16/2032		446	446
6.300% due 02/18/2031		949	953

Recette CLO Ltd.
5.635% due 04/20/2034 •		4,050	4,052

Regatta Funding Ltd.
5.705% due 01/20/2035 •		10,868	10,874

Segovia European CLO DAC
3.624% due 07/20/2032 •	EUR	409	442

SMB Private Education Loan Trust
1.290% due 07/15/2053		$1,730	1,625
1.310% due 07/17/2051		1,910	1,778
1.340% due 03/17/2053		5,036	4,706
2.850% due 11/16/2054		3,519	3,287
3.250% due 11/15/2040		6,699	6,599
5.060% due 03/16/2054		1,889	1,902
5.090% due 10/16/2056		1,847	1,864
5.154% due 01/15/2037 •		2,502	2,498
5.897% due 11/15/2052 •		969	981

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		1,269	1,218

Sound Point CLO Ltd.
6.355% due 07/20/2032 •		6,100	6,113

TCW CLO Ltd.
5.622% due 08/16/2034 •		4,000	3,996

Theorem Funding Trust
7.580% due 04/15/2029		282	284

TIAA CLO Ltd.
5.433% due 01/20/2032 ~		2,813	2,812

Towd Point Asset Trust
5.134% due 11/20/2061 ~		3,526	3,514

Venture CLO Ltd.
5.605% due 07/20/2030 •		412	412
5.685% due 04/20/2032 •		798	798

Voya CLO Ltd.
5.355% due 04/20/2034 •		900	900

			239,588

Total Asset-Backed Securities (Cost $653,408)			647,876

SOVEREIGN ISSUES 1.9%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (e)	BRL	173,200	28,323

148	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	43,800	$1,872

Israel Government International Bond
1.750% due 08/31/2025	ILS	800	213

Mexico Government International Bond
8.000% due 11/07/2047	MXN	82,800	3,343
8.500% due 03/01/2029		55,500	2,683

Saudi Government International Bond
5.125% due 01/13/2028		$9,500	9,620

Total Sovereign Issues (Cost $45,542)			46,054

		SHARES
COMMON STOCKS 1.4%

COMMUNICATION SERVICES 0.0%

Verizon Communications, Inc.		4,945	224

Walt Disney Co.		4,945	488

			712

CONSUMER DISCRETIONARY 0.2%

Amazon.com, Inc. (c)		4,945	941

Home Depot, Inc.		4,945	1,812

McDonald’s Corp.		4,945	1,545

NIKE, Inc. ‘B’		4,945	314

			4,612

CONSUMER STAPLES 0.1%

Coca-Cola Co.		4,945	354

Procter & Gamble Co.		4,945	843

Walmart, Inc.		4,945	434

			1,631

ENERGY 0.0%

Chevron Corp.		4,945	827

FINANCIALS 0.3%

American Express Co.		4,945	1,331

Goldman Sachs Group, Inc.		4,945	2,701

JPMorgan Chase & Co.		4,945	1,213

Travelers Cos., Inc.		4,945	1,308

Visa, Inc. ‘A’		4,945	1,733

			8,286

HEALTH CARE 0.2%

Amgen, Inc.		4,945	1,540

	SHARES	MARKET VALUE (000S)

Johnson & Johnson	4,945	$820

Merck & Co., Inc.	4,945	444

UnitedHealth Group, Inc.	4,945	2,590

		5,394

INDUSTRIALS 0.2%

3M Co.	4,945	726

Boeing Co. (c)	4,945	844

Caterpillar, Inc.	4,945	1,631

Honeywell International, Inc.	4,945	1,047

		4,248

INFORMATION TECHNOLOGY 0.3%

Apple, Inc.	4,945	1,098

Cisco Systems, Inc.	4,945	305

International Business Machines Corp.	4,945	1,230

Microsoft Corp.	4,945	1,856

NVIDIA Corp.	4,945	536

Salesforce, Inc.	4,945	1,327

		6,352

MATERIALS 0.1%

Sherwin-Williams Co.	4,945	1,727

Total Common Stocks (Cost $29,950)		33,789

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 40.9%

COMMERCIAL PAPER 4.2%

AbbVie, Inc.
4.640% due 04/15/2025	$12,200	12,177

Alimentation Couche-Tard, Inc.
4.630% due 04/15/2025	11,200	11,179

Bacardi-Martini BV
4.730% due 04/17/2025	3,100	3,093

CBRE Services, Inc.
4.720% due 04/17/2025	5,600	5,588
4.720% due 04/23/2025	6,820	6,799

Constellation Brands, Inc.
4.800% due 04/11/2025	1,200	1,198

Crown Castle, Inc.
4.910% due 04/29/2025	12,480	12,431

Global Payments, Inc.
5.000% due 04/23/2025	5,270	5,253

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Flavors & Fragrances, Inc.
4.950% due 04/16/2025	$7,300	$7,285

Jabil, Inc.
4.820% due 04/11/2025	12,200	12,181

Jones Lang LaSalle Finance BV
4.750% due 04/17/2025	7,840	7,823
4.750% due 04/22/2025	4,360	4,348

Keurig Dr. Pepper, Inc.
4.600% due 04/14/2025	12,600	12,578

		101,933

REPURCHASE AGREEMENTS (g) 34.4%
		839,902

U.S. TREASURY BILLS 2.3%
4.358% due 05/22/2025 - 06/26/2025 (d)(e)(k)	55,821	55,409

Total Short-Term Instruments (Cost $997,256)		997,244

Total Investments in Securities (Cost $3,083,106)		3,080,635

	SHARES
INVESTMENTS IN AFFILIATES 8.2%

SHORT-TERM INSTRUMENTS 8.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%

PIMCO Short Asset Portfolio	14,815,351	145,042

PIMCO Short-Term Floating NAV Portfolio III	5,683,470	55,323

Total Short-Term Instruments (Cost $197,788)		200,365

Total Investments in Affiliates (Cost $197,788)		200,365

Total Investments 134.4% (Cost $3,280,894)		$3,281,000

Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $28,897)		(5,616)

Other Assets and Liabilities, net (34.2)%		(833,303)

Net Assets 100.0%		$2,442,081

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	149

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.360%	03/31/2025	04/01/2025		$6,300	U.S. Treasury Bonds 4.750% due 12/31/2099	$(6,426)	$6,300	$6,301
JPS	4.390	07/30/2024	TBD	(2)	169,002	U.S. Treasury Bonds 2.000% - 2.250% due 08/15/2046 - 08/15/2051	(169,684)	169,002	174,466
	4.460	03/31/2025	04/01/2025		339,300	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	(346,596)	339,300	339,342
						Cash	(9,454)
	4.500	03/31/2025	04/01/2025		20,400	U.S. Treasury Notes 0.750% due 03/31/2026	(20,816)	20,400	20,403
SAL	4.350	04/01/2025	04/02/2025		100	U.S. Treasury Notes 3.875% due 12/31/2027	(102)	100	100
	4.410	04/01/2025	04/02/2025		304,800	U.S. Treasury Notes 3.375% due 09/15/2027	(311,022)	304,800	304,800

Total Repurchase Agreements							$(864,100)	$839,902	$845,412

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC STR	$6,301	$0	$0	$6,301	$(6,426)	$(125)
JPS	534,211	0	0	534,211	(546,550)	(12,339)
SAL	304,900	0	0	304,900	(311,124)	(6,224)

Total Borrowings and Other Financing Transactions	$845,412	$0	$0

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(917) at a weighted average interest rate of 5.204%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-Mini S&P 500 Index June Futures	06/2025	2,616	$	739,445	$(7,120)	$3,957	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	28		3,196	74	2	0
U.S. Treasury Long-Term Bond June Futures	06/2025	65		7,623	72	12	0

					$(6,974)	$3,971	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Long Gilt June Futures	06/2025	2	$	(237)	$2	$0	$(3)
U.S. Treasury 2-Year Note June Futures	06/2025	324		(67,124)	(279)	2	0
U.S. Treasury 5-Year Note June Futures	06/2025	690		(74,628)	(370)	22	0
U.S. Treasury 10-Year Note June Futures	06/2025	61		(6,784)	(39)	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	176		(21,516)	(135)	0	(77)

					$(821)	$24	$(81)

Total Futures Contracts					$(7,795)	$3,995	$(81)

150	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
											Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.346%	$		2,900	$49	$(25)	$24	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.405			800	12	(4)	8	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514			800	(4)	16	12	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.269			100	1	0	1	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401			6,200	80	(16)	64	0	(2)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.323		EUR	4,500	12	(3)	9	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328			2,000	12	(1)	11	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.204			400	3	0	3	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.245	$		1,000	6	0	6	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2029	0.886		EUR	400	1	1	2	0	(2)
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	1.211			500	(10)	3	(7)	0	(3)
General Electric Co.	1.000	Quarterly	06/20/2026	0.077	$		2,000	15	8	23	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097			300	3	2	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462			2,920	526	(300)	226	0	(3)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838			3,440	414	24	438	2	0

								$1,120	$(295)	$825	$2	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(2)	$2	$0	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	3,772	(139)	142	3	3	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	500	(42)	39	(3)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	6	(1)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,200	(55)	38	(17)	1	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	400	(15)	7	(8)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	500	(15)	1	(14)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	500	(18)	(1)	(19)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	2,900	211	(51)	160	1	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	900	47	1	48	1	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,200	12	11	23	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,000	22	(2)	20	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	62,410	1,389	(188)	1,201	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	22,500	413	1	414	4	0

					$1,801	$6	$1,807	$10	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.250%	Semi-Annual	06/17/2025	$	15,200	$(277)	$361	$84	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/20/2025		361,100	(1,238)	2,268	1,030	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025		170,200	377	(36)	341	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		108,700	6	(64)	(58)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		72,100	611	2,533	3,144	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		138,260	(279)	600	321	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		7,810	(67)	114	47	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/06/2030		11,300	(143)	1,357	1,214	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2030		7,700	(27)	718	691	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		75,390	4,078	(1,808)	2,270	0	(74)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		7,100	104	223	327	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		28,140	335	(15)	320	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031		1,380	0	216	216	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		12,600	37	(60)	(23)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		5,800	725	136	861	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		7,700	(150)	208	58	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		27,200	79	1,727	1,806	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		61,950	(458)	651	193	0	(192)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	48,800	0	2	2	0	(13)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	151

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	9.390%	Lunar	12/12/2025	MXN	35,700	$0	$(9)	$(9)	$0	$0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		53,600	0	(15)	(15)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		52,300	0	(89)	(89)	0	(1)
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		53,600	0	(130)	(130)	0	(1)
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		35,700	0	(83)	(83)	0	(1)
Receive	CPURNSA	0.000	Maturity	03/25/2030	$	13,100	0	67	67	12	0
Receive	CPURNSA	0.000	Maturity	03/27/2030		23,300	0	94	94	22	0

							$3,712	$8,968	$12,680	$55	$(474)

Total Swap Agreements							$6,633	$8,679	$15,312	$67	$(484)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3,995	$67	$4,062	$0	$(81)	$(488)	$(569)

(i)

Securities with an aggregate market value of $45,001 and cash of $36,441 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	29,332		$194	$0	$(1)
	04/2025		$9,257	AUD	14,634	0	(113)
	04/2025		146	JPY	21,850	0	(1)
	04/2025		115	SGD	154	0	(1)
	05/2025	AUD	14,634		$9,260	113	0
	05/2025	CNH	6,621		904	0	(10)
	05/2025	SGD	154		115	1	0
	05/2025		$3,754	CNH	27,185	2	(4)
	05/2025		194	JPY	29,233	1	0
	06/2025	CNH	16,448		$2,251	0	(25)
	06/2025		$1,081	CNH	7,801	0	(2)
	07/2025	CNH	13,529		$1,878	3	(1)
	08/2025		13,531		1,876	0	(3)

BOA	04/2025	CZK	3,627		148	0	(9)
	04/2025	GBP	733		931	0	(16)
	04/2025	KRW	300,759		205	1	0
	04/2025	SEK	2,745		258	0	(15)

152	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$1,790	EUR	1,645	$0	$(11)
	05/2025	CNH	6,474		$884	0	(9)
	05/2025	IDR	2,778,777		167	0	0
	05/2025		$180	INR	15,465	1	0
	06/2025	CNH	10,648		$1,467	1	(6)
	06/2025		$530	CNH	3,826	0	0
	06/2025		205	KRW	299,627	0	(1)
	08/2025	CNH	4,356		$609	4	0
	08/2025	TWD	290		9	0	0

BPS	04/2025	BRL	30,960		5,386	0	(39)
	04/2025	CZK	50,395		2,072	0	(112)
	04/2025	EUR	62,064		65,079	0	(2,031)
	04/2025	IDR	16,520,197		997	5	0
	04/2025	ILS	959		260	2	0
	04/2025	JPY	10,468		70	0	0
	04/2025	TWD	192,319		5,862	70	0
	04/2025		$5,402	BRL	30,960	26	(2)
	04/2025		2,688	IDR	44,129,852	0	(40)
	04/2025		1,596	INR	138,523	23	0
	04/2025		1,442	JPY	214,927	0	(9)
	04/2025		1,416	KRW	2,056,530	0	(20)
	04/2025		74	SGD	99	0	0
	04/2025		3,696	TWD	121,045	0	(51)
	04/2025	ZAR	11,831		$647	2	0
	05/2025	CNH	24,911		3,429	1	(10)
	05/2025	IDR	8,183,658		492	1	0
	05/2025	SGD	98		74	0	0
	05/2025		$689	IDR	11,442,785	0	(4)
	05/2025		1,620	INR	138,965	2	0
	05/2025		70	JPY	10,433	0	0
	06/2025	CNH	19,441		$2,668	0	(22)
	06/2025	KRW	156,336		110	3	0
	06/2025		$3,105	PLN	12,068	19	(16)
	07/2025	TWD	58,607		$1,804	28	0
	08/2025		48,713		1,495	15	0
	08/2025		$1,538	TWD	50,070	0	(17)
	10/2025	BRL	27,900		$4,659	2	(23)

BRC	04/2025	INR	4,955		57	0	(1)
	04/2025		$854	IDR	13,984,712	0	(16)
	04/2025		198	ILS	726	0	(2)
	04/2025		58	INR	4,950	0	0
	04/2025	ZAR	21,973		$1,205	8	0
	05/2025	INR	4,964		58	0	0
	06/2025	MXN	4,940		244	5	0
	06/2025		$67	PLN	261	0	0

BSH	04/2025	AUD	14,318		$9,071	125	0
	04/2025	JPY	347,405		2,313	0	(3)
	05/2025		$2,313	JPY	346,235	3	0
	06/2025		661	PLN	2,548	0	(5)

CBK	04/2025	BRL	8,317		$1,464	7	0
	04/2025	CHF	175		199	1	0
	04/2025	IDR	18,326,335		1,105	4	0
	04/2025	ILS	4,299		1,179	23	0
	04/2025	INR	34,853		408	0	0
	04/2025	TWD	255,459		7,797	104	0
	04/2025		$1,448	BRL	8,317	9	0
	04/2025		10,877	CAD	15,509	0	(99)
	04/2025		42	DKK	301	1	0
	04/2025		2,189	IDR	35,853,625	0	(38)
	04/2025		832	INR	71,706	5	0
	04/2025		88	KRW	128,728	0	(1)
	04/2025		8,017	TWD	262,744	0	(104)
	05/2025	CAD	13,750		$9,667	98	0
	05/2025	IDR	10,017,731		603	3	0
	05/2025	THB	1		0	0	0
	05/2025		$687	IDR	11,414,350	0	(3)
	06/2025	CNH	5,837		$805	0	(2)
	06/2025	KRW	10,380,972		7,224	154	0
	06/2025		$482	CNH	3,476	0	(1)
	06/2025		1,382	KRW	1,997,068	0	(22)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	153

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	TWD	101,383		$3,116	$45	$0
	08/2025		112,344		3,448	35	0
	09/2025	ILS	795		210	0	(4)

DUB	04/2025	CAD	15		11	0	0
	04/2025	DKK	323		47	0	0
	04/2025	ILS	4,339		1,193	26	0
	04/2025	NZD	429		245	1	0
	04/2025	SGD	22		16	0	0
	04/2025		$1,019	CHF	913	13	0
	04/2025		37,450	GBP	29,628	822	0
	04/2025		1,406	IDR	23,343,298	0	(5)
	04/2025		277	INR	23,859	1	0
	04/2025		246	NZD	429	0	(3)
	04/2025		59	SGD	79	0	0
	05/2025	IDR	1,219,814		$73	0	0
	05/2025	NZD	429		247	3	0
	05/2025	SGD	79		59	0	0
	05/2025		$47	DKK	322	0	0
	06/2025	KRW	7,249,606		$5,045	108	0
	08/2025		$1,343	CNH	9,621	0	(7)

FAR	04/2025	AUD	316		$199	2	0
	04/2025	BRL	20,624		3,591	0	(23)
	04/2025	CHF	9,021		10,121	0	(76)
	04/2025	ILS	4,546		1,252	29	0
	04/2025	JPY	248,548		1,651	0	(6)
	04/2025		$3,592	BRL	20,624	23	0
	04/2025		67	DKK	478	2	0
	04/2025		1,117	JPY	166,722	0	(6)
	04/2025		98	TWD	3,218	0	(1)
	04/2025		19	ZAR	341	0	0
	05/2025		958	CNH	6,908	0	(4)
	05/2025		1,651	JPY	247,710	6	0
	06/2025		3,591	BRL	20,886	23	0
	06/2025		1,335	PLN	5,165	0	(5)
	07/2025	CNH	6,882		$958	4	0

GLM	04/2025	BRL	115,350		20,351	207	(70)
	04/2025	DKK	40,900		6,046	119	0
	04/2025	IDR	16,913,753		1,019	4	0
	04/2025	KRW	457,885		312	1	0
	04/2025		$19,924	BRL	115,350	290	0
	04/2025		1,706	IDR	28,081,501	0	(21)
	04/2025		120	KRW	175,389	0	(1)
	05/2025	CNH	6,295		$859	0	(9)
	05/2025	IDR	4,813,571		289	0	0
	05/2025		$1,019	IDR	16,929,032	0	(4)
	06/2025		1,293	CNH	9,344	3	(3)
	06/2025		312	KRW	456,221	0	(1)
	06/2025		594	PLN	2,292	0	(3)
	07/2025	TWD	9,907		$305	4	0
	07/2025		$29	TWD	960	0	0
	10/2025	BRL	145,300		$23,674	0	(700)

IND	04/2025	DKK	623		90	0	0
	05/2025		$90	DKK	622	0	0

JPM	04/2025	BRL	30,095		$5,198	4	(80)
	04/2025	IDR	4,118,642		250	3	0
	04/2025	ILS	5,208		1,430	29	0
	04/2025	JPY	90,967		604	0	(3)
	04/2025	SGD	24		18	0	0
	04/2025	TWD	35,016		1,068	13	0
	04/2025		$5,241	BRL	30,095	33	0
	04/2025		65,403	EUR	60,637	164	0
	04/2025		353	IDR	5,807,168	0	(5)
	04/2025		671	INR	58,126	8	0
	04/2025		1,200	JPY	178,921	0	(7)
	04/2025		88	KRW	128,671	0	(1)
	04/2025		2,570	TWD	84,203	0	(34)
	04/2025	ZAR	6,419		$352	2	0
	05/2025	CNH	6,728		921	0	(7)
	05/2025	DKK	1,045		152	0	0
	05/2025	EUR	60,637		65,509	0	(163)

154	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	IDR	3,206,097		$193	$1	$0
	05/2025		$3,518	CNH	25,501	5	(3)
	05/2025		409	JPY	61,460	3	0
	06/2025	CNH	4,061		$556	0	(5)
	06/2025	MXN	135,525		6,567	12	0
	06/2025		$3,297	BRL	19,465	71	0
	06/2025		3,267	PLN	12,658	5	(12)
	07/2025	CNH	13,038		$1,807	1	(2)
	07/2025	TWD	59,322		1,824	27	0
	07/2025		$1,616	BRL	9,457	9	0
	08/2025	CNH	12,346		$1,711	1	(4)
	08/2025	TWD	58,163		1,785	18	0
	08/2025		$37	TWD	1,204	0	0

MBC	04/2025	CHF	536		$605	0	0
	04/2025	DKK	17		2	0	0
	04/2025	EUR	1,620		1,770	19	0
	04/2025	SGD	201		151	1	0
	04/2025	TWD	52,664		1,628	42	0
	04/2025		$9,975	CHF	8,812	0	(15)
	04/2025		1,522	EUR	1,402	0	(6)
	04/2025		1,230	GBP	953	1	0
	04/2025		538	INR	46,658	7	0
	04/2025		1,691	TWD	55,564	0	(18)
	04/2025	ZAR	14,593		$798	3	0
	05/2025	CHF	8,780		9,975	15	0
	05/2025	CNH	12,705		1,752	1	(2)
	05/2025	IDR	1,931,196		116	0	0
	05/2025	THB	1,808		54	0	0
	05/2025		$1,735	CNH	12,577	2	(1)
	05/2025		2	DKK	17	0	0
	06/2025	KRW	1,817,727		$1,263	25	0
	06/2025		$973	PLN	3,757	0	(6)
	07/2025	CNH	6,251		$867	1	0
	07/2025	TWD	28,538		876	11	0
	08/2025	CNH	10,611		1,473	2	(3)
	08/2025	TWD	26,691		816	5	0
	08/2025		$916	CNH	6,610	2	0

MYI	04/2025	CAD	15,498		$10,887	117	0
	04/2025	DKK	44,800		6,614	121	0
	04/2025	GBP	45,623		57,809	0	(1,125)
	04/2025	SGD	84		63	0	0
	04/2025		$18,575	DKK	124,285	1	(563)
	04/2025		399	TWD	13,041	0	(6)
	04/2025		8,440	ZAR	154,287	0	(34)
	05/2025	IDR	1,757,341		$106	0	0
	06/2025	CNH	3,338		460	0	(2)
	06/2025		$222	PLN	882	5	0

NGF	06/2025	KRW	2,378,498		$1,669	50	0

SCX	04/2025	BRL	33,369		5,709	0	(139)
	04/2025	JPY	16,158		107	0	(1)
	04/2025	TWD	27,893		859	19	0
	04/2025		$5,811	BRL	33,369	36	0
	04/2025		1,065	IDR	17,423,982	0	(20)
	04/2025		88	KRW	128,534	0	(1)
	04/2025		489	TWD	16,098	0	(5)
	05/2025	CNH	12,744		$1,768	9	0
	05/2025	IDR	754,072		45	0	0
	05/2025		$130	JPY	19,570	1	0
	06/2025	CNH	1,462		$201	0	(1)
	06/2025		$5,709	BRL	33,792	138	0
	08/2025	TWD	15,965		$489	4	0

SSB	04/2025		$20,400	GBP	15,775	0	(23)
	05/2025	GBP	15,775		$20,398	22	0

UAG	04/2025	DKK	39,500		5,827	102	0
	04/2025	IDR	1,996,188		120	0	0
	04/2025		$120	IDR	1,996,188	0	(1)
	04/2025		1,102	JPY	163,924	0	(9)
	05/2025		120	IDR	1,998,996	0	(1)
	06/2025		310	PLN	1,198	0	(2)

Total Forward Foreign Currency Contracts						$3,818	$(6,183)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	155

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
MYC	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2025	0.253%	$100	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	41,739	$8,341	$(84)	$8,257	$0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		68,023	13,923	(467)	13,456	0

							$22,264	$(551)	$21,713	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CIB	Receive	S&P 500 Total Return Index	9,644	4.910% (FEDL01 plus a specified spread)	Monthly	04/09/2025	$119,202	$0	$(500)	$0	$(500)
	Receive	S&P 500 Total Return Index	1,134	5.180% (FEDL01 plus a specified spread)	Monthly	05/07/2025	14,016	0	(60)	0	(60)
	Receive	S&P 500 Total Return Index	9,643	5.050% (FEDL01 plus a specified spread)	Monthly	01/07/2026	119,189	0	(514)	0	(514)
	Receive	S&P 500 Total Return Index	568	5.090% (FEDL01 plus a specified spread)	Monthly	01/07/2026	7,021	0	(30)	0	(30)
	Receive	S&P 500 Total Return Index	473	5.010% (FEDL01 plus a specified spread)	Monthly	02/18/2026	5,846	0	(25)	0	(25)
FAR	Pay	DJITR Index	320	5.110	Monthly	06/20/2025	33,775	0	25	25	0
	Receive	S&P 500 Total Return Index	11,401	5.070% (FEDL01 plus a specified spread)	Maturity	08/13/2025	139,664	0	(4,317)	0	(4,317)

MBC	Receive	S&P 500 Total Return Index	14,910	5.090% (FEDL01 plus a specified spread)	Maturity	08/20/2025	176,570	0	960	960	0
RBC	Receive	S&P 500 Total Return Index	1,154	4.970% (FEDL01 plus a specified spread)	Monthly	04/09/2025	14,264	0	(61)	0	(61)

	Receive	S&P 500 Total Return Index	685	4.980% (FEDL01 plus a specified spread)	Monthly	04/16/2025	8,467	0	(36)	0	(36)
	Receive	S&P 500 Total Return Index	1,144	5.030% (FEDL01 plus a specified spread)	Monthly	07/09/2025	14,140	0	(59)	0	(59)
	Receive	S&P 500 Total Return Index	809	5.050% (FEDL01 plus a specified spread)	Monthly	08/06/2025	9,999	0	(42)	0	(42)
	Receive	S&P 500 Total Return Index	7,503	5.040% (FEDL01 plus a specified spread)	Monthly	09/03/2025	92,739	0	(386)	0	(386)

	Receive	S&P 500 Total Return Index	685	5.070% (FEDL01 plus a specified spread)	Monthly	09/24/2025	8,467	0	(35)	0	(35)
	Receive	S&P 500 Total Return Index	5,144	5.140% (FEDL01 plus a specified spread)	Monthly	10/15/2025	63,581	0	(270)	0	(270)
	Receive	S&P 500 Total Return Index	16,802	5.150% (FEDL01 plus a specified spread)	Maturity	02/18/2026	224,632	0	(19,148)	0	(19,148)
TOR	Receive	S&P 500 Total Return Index	460	4.930% (FEDL01 plus a specified spread)	Monthly	05/21/2025	5,686	0	(24)	0	(24)
	Receive	S&P 500 Total Return Index	25,632	5.040% (FEDL01 plus a specified spread)	Maturity	07/16/2025	302,795	0	331	331	0

	Receive	S&P 500 Total Return Index	461	4.970% (FEDL01 plus a specified spread)	Monthly	08/20/2025	5,698	0	(24)	0	(24)
	Receive	S&P 500 Total Return Index	29,865	5.040% (FEDL01 plus a specified spread)	Maturity	10/01/2025	362,676	0	(4,242)	0	(4,242)

								$0	$(28,457)	$1,316	$(29,773)

Total Swap Agreements								$22,264	$(29,008)	$23,029	$(29,773)

156	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$120	$0	$0	$120	$(161)	$0	$0	$(161)	$(41)	$0	$(41)
BOA	7	0	0	7	(67)	0	0	(67)	(60)	0	(60)
BPS	199	0	8,257	8,456	(2,396)	0	0	(2,396)	6,060	(6,070)	(10)
BRC	13	0	0	13	(19)	0	0	(19)	(6)	0	(6)
BSH	128	0	0	128	(8)	0	0	(8)	120	0	120
CBK	489	0	0	489	(274)	0	0	(274)	215	0	215
CIB	0	0	0	0	0	0	(1,129)	(1,129)	(1,129)	18,432	17,303
DUB	974	0	0	974	(15)	0	0	(15)	959	(1,040)	(81)
FAR	89	0	25	114	(121)	0	(4,317)	(4,438)	(4,324)	4,839	515
GLM	628	0	0	628	(812)	0	0	(812)	(184)	266	82
JPM	409	0	13,456	13,865	(326)	0	0	(326)	13,539	(13,770)	(231)
MBC	137	0	960	1,097	(51)	0	0	(51)	1,046	(220)	826
MYI	244	0	0	244	(1,730)	0	0	(1,730)	(1,486)	1,569	83
NGF	50	0	0	50	0	0	0	0	50	0	50
RBC	0	0	0	0	0	0	(20,037)	(20,037)	(20,037)	35,005	14,968
SCX	207	0	0	207	(167)	0	0	(167)	40	0	40
SSB	22	0	0	22	(23)	0	0	(23)	(1)	0	(1)
TOR	0	0	331	331	0	0	(4,290)	(4,290)	(3,959)	8,341	4,382
UAG	102	0	0	102	(13)	0	0	(13)	89	(40)	49

Total Over the Counter	$3,818	$0	$23,029	$26,847	$(6,183)	$0	$(29,773)	$(35,956)

(k)

Securities with an aggregate market value of $68,452 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	157

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$3,957	$0	$38	$3,995
Swap Agreements	0	12	0	0	55	67

	$0	$12	$3,957	$0	$93	$4,062

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,818	$0	$3,818
Swap Agreements	0	21,713	1,316	0	0	23,029

	$0	$21,713	$1,316	$3,818	$0	$26,847

	$0	$21,725	$5,273	$3,818	$93	$30,909

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$81	$81
Swap Agreements	0	14	0	0	474	488

	$0	$14	$0	$0	$555	$569

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,183	$0	$6,183
Swap Agreements	0	0	29,773	0	0	29,773

	$0	$0	$29,773	$6,183	$0	$35,956

	$0	$14	$29,773	$6,183	$555	$36,525

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$36,178	$0	$(649)	$35,529
Swap Agreements	0	2,245	0	0	19,153	21,398

	$0	$2,245	$36,178	$0	$18,504	$56,927

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,720	$0	$25,720
Swap Agreements	0	1,185	259,167	0	0	260,352

	$0	$1,185	$259,167	$25,720	$0	$286,072

	$0	$3,430	$295,345	$25,720	$18,504	$342,999

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(21,148)	$0	$(1,238)	$(22,386)
Swap Agreements	0	(897)	0	0	(21,022)	(21,919)

	$0	$(897)	$(21,148)	$0	$(22,260)	$(44,305)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,778)	$0	$(7,778)
Swap Agreements	0	(551)	(207,626)	0	0	(208,177)

	$0	$(551)	$(207,626)	$(7,778)	$0	$(215,955)

	$0	$(1,448)	$(228,774)	$(7,778)	$(22,260)	$(260,260)

158	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,757	$0	$3,757
Corporate Bonds & Notes
Banking & Finance	0	202,467	0	202,467
Industrials	0	32,395	0	32,395
Utilities	0	45,047	0	45,047
U.S. Government Agencies	0	711,360	0	711,360
U.S. Treasury Obligations	0	115,915	0	115,915
Non-Agency Mortgage-Backed Securities	0	244,731	0	244,731
Asset-Backed Securities
Automobile ABS Other	0	2,458	0	2,458
Automobile Sequential	0	218,580	0	218,580
CMBS Other	0	23,943	0	23,943
Credit Card Bullet	0	61,531	0	61,531
Credit Card Other	0	14,827	0	14,827
Home Equity Other	0	61,767	0	61,767
Whole Loan Collateral	0	25,182	0	25,182
Other ABS	0	239,588	0	239,588
Sovereign Issues	0	46,054	0	46,054
Common Stocks
Communication Services	712	0	0	712
Consumer Discretionary	4,612	0	0	4,612
Consumer Staples	1,631	0	0	1,631
Energy	827	0	0	827
Financials	8,286	0	0	8,286
Health Care	5,394	0	0	5,394
Industrials	4,248	0	0	4,248
Information Technology	6,352	0	0	6,352
Materials	1,727	0	0	1,727

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short-Term Instruments
Commercial Paper	$0	$101,933	$0	$101,933
Repurchase Agreements	0	839,902	0	839,902
U.S. Treasury Bills	0	55,409	0	55,409

	$33,789	$3,046,846	$0	$3,080,635

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$200,365	$0	$0	$200,365

Total Investments	$234,154	$3,046,846	$0	$3,281,000

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,957	105	0	4,062
Over the counter	0	26,847	0	26,847

	$3,957	$26,952	$0	$30,909

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(562)	0	(565)
Over the counter	0	(35,956)	0	(35,956)

	$(3)	$(36,518)	$0	$(36,521)

Total Financial Derivative Instruments	$3,954	$(9,566)	$0	$(5,612)

Totals	$238,108	$3,037,280	$0	$3,275,388

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	159

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 151.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Bank of Industry Ltd.
4.185% (EUR003M + 1.700%) due 08/23/2027	EUR	4,400	$4,723

Republic of Panama
TBD% due 04/01/2027 «		2,900	3,136

Total Loan Participations and Assignments (Cost $7,726)			7,859

CORPORATE BONDS & NOTES 6.0%

BANKING & FINANCE 3.5%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	940
3.300% due 01/30/2032		1,000	886

American Express Co.
5.284% due 07/26/2035 •		500	500

Bank of Nova Scotia
5.450% due 08/01/2029		9,300	9,558

Barclays PLC
4.837% due 09/10/2028 •		200	200
4.972% due 05/16/2029 •		1,400	1,405
5.501% due 08/09/2028 •		200	203
7.437% due 11/02/2033 •		4,400	4,913

BPCE SA
5.203% due 01/18/2027		250	253

Citibank NA
4.838% due 08/06/2029		3,900	3,942

Credit Suisse AG AT1 Claim		11,100	1,332

Deutsche Bank AG
1.375% due 09/03/2026 ~	EUR	100	107

Equitable Holdings, Inc.
4.350% due 04/20/2028		$2,235	2,217

Extra Space Storage LP
5.350% due 01/15/2035		500	496

F&G Global Funding
5.875% due 01/16/2030		600	611

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,000	2,130

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	185
3.375% due 11/13/2025		500	494
3.815% due 11/02/2027		200	191
4.125% due 08/17/2027		600	580
4.271% due 01/09/2027		200	196
4.542% due 08/01/2026		400	395
5.800% due 03/05/2027		1,800	1,809
5.800% due 03/08/2029		1,300	1,288
6.950% due 06/10/2026		200	203

GLP Capital LP
5.625% due 09/15/2034		600	591

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		2,100	2,043
5.330% due 07/23/2035 •		1,700	1,692
6.208% due 03/15/2028 •		5,500	5,617

HPS Corporate Lending Fund
5.950% due 04/14/2032		2,000	1,974

HSBC Holdings PLC
2.848% due 06/04/2031 •		600	539
5.887% due 08/14/2027 •		600	610

Jackson National Life Global Funding
5.324% due 01/14/2028 •		400	403
5.350% due 01/13/2030		1,500	1,532
5.600% due 04/10/2026		5,550	5,603

JPMorgan Chase & Co.
3.782% due 02/01/2028 •		900	888
4.946% due 10/22/2035 •		1,900	1,860
5.040% due 01/23/2028 •		2,500	2,522
5.581% due 04/22/2030 •		200	206

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		3,000	3,072

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
1.512% due 07/20/2027 •		$3,700	$3,558
2.188% due 04/28/2026 •		2,400	2,395
4.654% due 10/18/2030 •		1,600	1,588
5.320% due 07/19/2035 •		400	400
5.656% due 04/18/2030 •		1,100	1,134
6.296% due 10/18/2028 •		1,000	1,040

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		2,000	2,037

NatWest Group PLC
4.445% due 05/08/2030 •		400	392
4.892% due 05/18/2029 •		2,600	2,606

Nomura Holdings, Inc.
2.679% due 07/16/2030		1,900	1,695

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		3,990	2,814

Prologis LP
4.200% due 02/15/2033	CAD	1,500	1,048
5.000% due 01/31/2035		$1,800	1,787

Royal Bank of Canada
4.969% due 08/02/2030 •		1,100	1,108

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		4,600	3,835

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		1,100	1,129

UBS Group AG
4.751% due 05/12/2028 •		6,800	6,805

VICI Properties LP
5.125% due 11/15/2031		1,000	987
5.625% due 04/01/2035 (a)		1,000	995
5.750% due 04/01/2034		200	201

Vitality Re Ltd.
8.032% due 01/08/2030 ~		250	251

Wells Fargo & Co.
2.393% due 06/02/2028 •		2,595	2,477
5.707% due 04/22/2028 •		100	102

Weyerhaeuser Co.
4.000% due 04/15/2030		3,886	3,746

			108,316

INDUSTRIALS 1.1%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		2,000	1,888

Bayer U.S. Finance LLC
6.125% due 11/21/2026		400	408
6.250% due 01/21/2029		200	207
6.375% due 11/21/2030		400	419
6.500% due 11/21/2033		200	210
6.875% due 11/21/2053		400	414

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,200	1,146

CVS Health Corp.
3.750% due 04/01/2030		2,332	2,201

DAE Funding LLC
3.375% due 03/20/2028		1,100	1,049

Hyatt Hotels Corp.
5.750% due 03/30/2032		100	101

Hyundai Capital America
5.450% due 06/24/2026		1,600	1,614

Imperial Brands Finance PLC
3.500% due 07/26/2026		400	394

InterContinental Hotels Group PLC
2.125% due 05/15/2027	EUR	800	855

Mars, Inc.
5.200% due 03/01/2035		$900	905

MPLX LP
2.650% due 08/15/2030		1,500	1,336

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,200	2,177

Occidental Petroleum Corp.
5.550% due 10/01/2034		2,200	2,151

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		1,500	1,434

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sands China Ltd.
5.125% due 08/08/2025	$5,000	$4,999
5.400% due 08/08/2028	3,600	3,607

Southern Co.
3.700% due 04/30/2030	3,595	3,427

T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,298

United Airlines Pass-Through Trust
5.450% due 08/15/2038	991	1,003

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	2,200	2,200

		35,443

UTILITIES 1.4%

Edison International
6.250% due 03/15/2030	1,200	1,216

Electricite de France SA
5.700% due 05/23/2028	1,800	1,848

Eversource Energy
5.850% due 04/15/2031	6,700	6,969

ONEOK, Inc.
5.050% due 11/01/2034	10,000	9,658

Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,000	941
4.550% due 07/01/2030	1,400	1,356
5.282% due 09/04/2025 •	9,400	9,401
6.150% due 03/01/2055	800	784

Southern California Edison Co.
4.650% due 10/01/2043	2,000	1,676
4.875% due 02/01/2027	2,200	2,208
5.150% due 06/01/2029	3,600	3,624
5.350% due 03/01/2026	2,300	2,310
5.850% due 11/01/2027	914	937
5.900% due 03/01/2055	200	193

		43,121

Total Corporate Bonds & Notes (Cost $186,878)		186,880

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.1%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,265	1,426

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	635	566

		1,992

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	2,750	2,984

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	95	103

Total Municipal Bonds & Notes (Cost $4,803)		5,079

U.S. GOVERNMENT AGENCIES 51.9%

Fannie Mae
4.202% due 10/01/2029 ~	13,952	13,870
4.300% due 12/01/2029	9,321	9,295
4.540% due 07/01/2030	2,971	2,990
4.596% due 03/25/2036 •	26	25
4.705% due 09/01/2031 •	25,571	25,846
4.720% due 10/01/2028 - 08/01/2030	9,388	9,532
4.770% due 10/01/2028	3,996	4,064
4.804% due 09/25/2042 •	55	55

160	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.850% due 05/01/2029	$2,326	$2,373
4.860% due 08/01/2030	4,388	4,493
4.930% due 06/01/2029	6,254	6,399
5.290% due 11/25/2054 •	11,257	11,245
5.300% due 11/01/2030	12,480	12,958
6.452% due 02/01/2034 •	7	7
6.534% due 10/01/2035 •	28	28
6.675% due 02/01/2035 •	9	9
6.703% due 07/01/2035 •	7	7
6.797% due 03/01/2036 •	30	31
6.904% due 08/01/2035 •	58	59
7.041% due 11/01/2034 •	17	18
7.175% due 10/01/2035 •	13	14

Freddie Mac
4.000% due 01/01/2048	36	34
4.863% due 11/15/2043 •	567	562
5.280% due 11/25/2054 •	12,499	12,515
5.835% due 10/25/2044 •	14	13
6.035% due 07/25/2044 •	60	58
7.068% due 09/01/2035 •	7	7

Ginnie Mae
3.500% due 02/15/2045 - 03/15/2045	1,362	1,278
4.943% due 08/20/2062 •	159	159

Ginnie Mae, TBA
5.000% due 05/01/2055	47,660	46,855

U.S. International Development Finance Corp.
4.140% due 05/15/2030	525	521

Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	5,579	5,368
3.500% due 04/01/2048	1,466	1,340
4.000% due 10/01/2030	20	20
4.500% due 02/01/2051 - 09/01/2053	82,843	79,416
5.000% due 02/01/2053 - 12/01/2053	32,852	32,284
5.500% due 09/01/2027 - 10/01/2054	57,384	57,337
6.000% due 01/01/2053	5,711	5,805

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	58,000	50,261
4.000% due 04/01/2055 - 05/01/2055	219,750	204,462
4.500% due 05/01/2055 - 06/01/2055	54,700	52,283
5.000% due 04/01/2055 - 05/01/2055	92,200	90,296
5.500% due 05/01/2055	22,800	22,752
6.000% due 05/01/2055 - 06/01/2055	298,230	302,346
6.500% due 05/01/2055 - 06/01/2055	523,910	539,462

Total U.S. Government Agencies (Cost $1,600,594)		1,608,752

U.S. TREASURY OBLIGATIONS 6.5%

U.S. Treasury Bonds
3.000% due 08/15/2048	874	664
4.625% due 05/15/2044	32,400	32,515

U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032 (h)	10,275	9,596
0.625% due 02/15/2043 (h)	1,745	1,343
0.750% due 02/15/2045 (j)	2,832	2,152
1.000% due 02/15/2046 (h)(j)	7,477	5,904
1.000% due 02/15/2048 (j)	496	382
1.875% due 07/15/2034	70,549	71,228
2.125% due 04/15/2029	31,523	32,465

U.S. Treasury Notes
0.375% due 12/31/2025 (h)(j)	5,400	5,253
0.500% due 02/28/2026 (h)	22,100	21,393
2.625% due 12/31/2025 (h)	3,058	3,024
3.000% due 10/31/2025 (h)(j)	15,086	14,984

Total U.S. Treasury Obligations (Cost $205,159)		200,903

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%

American Home Mortgage Assets Trust
4.625% due 05/25/2046 ~		$273	$235
4.645% due 10/25/2046 •		141	72

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ		2,431	2,444

ATLX Trust
3.850% due 04/25/2064 þ		3,898	3,754

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	6,367	8,243

Banc of America Funding Trust
4.814% due 10/20/2036 ~		$161	124
5.109% due 01/20/2047 ~		8	7

Bear Stearns ALT-A Trust
4.259% due 08/25/2036 ~		314	212
5.564% due 05/25/2035 ~		23	22
5.588% due 07/25/2035 •		1,466	937

BINOM Securitization Trust
3.000% due 02/25/2061 •		2,081	1,926
4.441% due 08/25/2057 ~		4,799	4,657

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 •		5,211	4,699
3.250% due 09/25/2063 ~		4,588	4,120
3.250% due 03/25/2064 •		4,250	3,812
5.590% due 05/25/2055 ~		5,183	5,199

CIM Trust
4.750% due 06/25/2064 •		2,986	2,939
5.500% due 08/25/2064 ~		8,249	8,282

Citigroup Mortgage Loan Trust
4.755% due 01/25/2037 •		2,574	2,232
4.821% due 09/25/2037 •		1,354	1,251
5.690% due 07/25/2054 ~		2,579	2,587
6.170% due 09/25/2062 þ		7,156	7,163

COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ		3,259	3,296

Countrywide Alternative Loan Trust
3.158% due 06/25/2037 •		165	133
4.854% due 03/20/2046 ~		369	319
4.854% due 07/20/2046 ~		198	166
4.855% due 05/25/2036 •		548	511
4.985% due 05/25/2035 •		721	546
6.685% due 10/20/2035 •		135	97

Countrywide Home Loan Mortgage Pass-Through Trust
5.015% due 04/25/2035 •		31	30
5.075% due 03/25/2035 ~		21	20

Credit Suisse First Boston Mortgage Securities Corp.
5.994% due 06/25/2033 ~		10	9

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		6,039	5,317
3.904% due 04/25/2062 ~		1,559	1,485
4.193% due 07/27/2061 •		3,003	2,994
4.735% due 01/27/2037 •		660	441

Cross Mortgage Trust
6.093% due 04/25/2069 þ		2,575	2,597

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.935% due 02/25/2035 •		129	127

Downey Savings & Loan Association Mortgage Loan Trust
4.951% due 08/19/2045 ~		101	90
5.443% due 07/19/2044 ~		7	7

First Horizon Alternative Mortgage Securities Trust
4.655% due 03/25/2035 •		26	15

GCAT Trust
6.085% due 06/25/2059 þ		2,394	2,410

GreenPoint Mortgage Funding Trust
4.795% due 01/25/2037 •		3,907	3,557

GSMSC Pass-Through Trust
4.884% due 12/26/2036 •		2,202	1,578

GSR Mortgage Loan Trust
5.328% due 09/25/2035 ~		10	10

HarborView Mortgage Loan Trust
4.651% due 07/19/2047 •		4,293	4,087
4.911% due 12/19/2036 •		3,820	3,610

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HomeBanc Mortgage Trust
4.726% due 04/25/2037 •		$209	$188

IndyMac IMSC Mortgage Loan Trust
4.585% due 03/25/2047 •		11,034	7,197

IndyMac INDX Mortgage Loan Trust
4.720% due 12/25/2034 ~		4	4
4.735% due 06/25/2037 •		147	52
4.855% due 05/25/2046 •		360	326
5.215% due 05/25/2034 •		2	2

JP Morgan Alternative Loan Trust
6.000% due 12/27/2036		1,768	890

JP Morgan Chase Commercial Mortgage Securities Trust
5.817% due 12/15/2031 ~		943	923

JP Morgan Mortgage Trust
6.000% due 01/25/2036		250	114
6.057% due 02/25/2035 ~		5	5

Lehman XS Trust
4.835% due 09/25/2046 •		4,897	4,575

Ludgate Funding PLC
3.521% due 05/26/2066 •	EUR	8,028	8,684

MASTR Adjustable Rate Mortgages Trust
5.435% due 12/25/2046 •		$5,159	3,980

Merrill Lynch Alternative Note Asset Trust
4.815% due 07/25/2047 •		1,931	1,776

Merrion Square Residential
3.473% due 03/24/2081 •	EUR	9,330	10,009

MFA Trust
1.131% due 07/25/2060 ~		$3,596	3,258
4.400% due 03/25/2068 þ		3,271	3,223

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~		1,220	1,175

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		951	925

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •		2,556	2,451
6.864% due 10/25/2063 þ		6,621	6,699

OBX Trust
3.665% due 04/25/2053 ~		4,974	4,915
5.949% due 02/25/2063 þ		3,212	3,220
6.030% due 01/25/2064 þ		3,353	3,378
6.113% due 03/25/2063 þ		2,313	2,323
6.233% due 05/25/2064 þ		2,200	2,228
6.567% due 06/25/2063 þ		2,536	2,566

PRET LLC
3.900% due 10/25/2063 ~		686	656
5.925% due 10/25/2054 þ		6,118	6,113

PRKCM Trust
6.333% due 03/25/2059 þ		2,498	2,518
6.431% due 05/25/2059 þ		2,923	2,953

PRPM LLC
4.000% due 11/25/2054 þ		1,836	1,776
4.200% due 12/25/2064 þ		2,243	2,195
4.500% due 02/25/2055 þ		2,946	2,907
6.959% due 02/25/2029 þ		3,422	3,432

Residential Accredit Loans, Inc. Trust
4.735% due 02/25/2047 •		5,735	5,147
4.755% due 01/25/2037 •		3,278	2,933
4.775% due 01/25/2037 ~		1,920	1,676
4.805% due 12/25/2036 •		50	44
5.000% due 09/25/2036		110	81
6.000% due 03/25/2037		1,253	1,063
6.192% due 11/25/2037 ~		3,700	3,166
6.977% due 09/25/2034 ~		1,070	1,084

Residential Asset Securitization Trust
4.785% due 10/25/2048		3	3
5.500% due 09/25/2035		2,581	1,191

Sequoia Mortgage Trust
4.554% due 11/25/2063 ~		7,263	7,186

Stratton Mortgage Funding PLC
5.608% due 06/20/2060 •	GBP	1,808	2,342

Structured Adjustable Rate Mortgage Loan Trust
6.035% due 01/25/2035 ~		$41	37

Structured Asset Mortgage Investments Trust
4.555% due 08/25/2036 ~		3,856	3,396

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	161

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.815% due 07/25/2046 ~		$1,364	$1,099
4.875% due 05/25/2036 •		56	46
4.875% due 05/25/2046 •		319	113
4.931% due 07/19/2035 ~		4	4
4.931% due 07/19/2035 •		14	14
4.995% due 02/25/2036 ~		75	63
6.226% due 02/25/2036 •		314	268

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.554% due 06/25/2033 ~		2	2

Taurus U.K. DAC
5.316% due 05/17/2031 •	GBP	695	895

Towd Point Mortgage Funding
5.483% due 07/20/2053 •		5,444	7,051

Towd Point Mortgage Trust
5.435% due 10/25/2059 ~		$1,090	1,103

Trinity Square PLC
5.470% due 07/15/2059 ~	GBP	2,528	3,272

Verus Securitization Trust
5.218% due 09/25/2069 ~		$1,879	1,877
5.811% due 05/25/2068 þ		1,041	1,043
6.116% due 03/25/2069 þ		7,035	7,098
6.192% due 06/25/2069 þ		3,388	3,420
6.218% due 06/25/2069 þ		1,360	1,377
6.665% due 09/25/2068 þ		3,829	3,869

WaMu Mortgage Pass-Through Certificates Trust
5.015% due 10/25/2045 •		250	248
5.015% due 12/25/2045 •		4,998	4,560
5.055% due 01/25/2045 ~		10	10
5.075% due 01/25/2045 ~		15	15
5.635% due 02/25/2046 ~		3,337	3,032

Washington Mutual Mortgage Pass-Through Certificates Trust
5.465% due 11/25/2046 ~		1,725	1,451
5.485% due 10/25/2046 •		2,680	2,304

Total Non-Agency Mortgage-Backed Securities (Cost $269,561)			269,588

ASSET-BACKED SECURITIES 27.5%

AUTOMOBILE ABS OTHER 0.2%

Carvana Auto Receivables Trust
5.050% due 05/12/2031		4,363	4,378

Westlake Automobile Receivables Trust
4.917% due 03/15/2027 •		421	421
5.019% due 10/15/2026 •		492	492

			5,291

AUTOMOBILE SEQUENTIAL 6.5%

AmeriCredit Automobile Receivables Trust
5.750% due 02/18/2028		2,940	2,950
6.190% due 04/19/2027		2,657	2,665

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		4,300	4,414
6.120% due 04/20/2027		10,800	10,931

Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		1,100	1,108
5.670% due 04/15/2027		778	779

BofA Auto Trust
5.350% due 11/15/2028		500	506

Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028		457	458

CarMax Auto Owner Trust
3.490% due 02/16/2027		703	700
4.890% due 07/16/2029		9,600	9,700
5.210% due 09/15/2027		9,545	9,574
5.300% due 03/15/2027		3,977	3,986

Carvana Auto Receivables Trust
5.380% due 03/12/2029		2,120	2,152
5.420% due 04/10/2028		4,190	4,210
5.760% due 04/12/2027		318	318
5.770% due 04/12/2027		113	113
5.980% due 12/10/2027		1,532	1,541
6.360% due 04/12/2027		253	253
6.410% due 09/10/2027		983	986

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Auto Owner Trust
5.480% due 04/26/2027	$2,811	$2,818

Citizens Auto Receivables Trust
5.110% due 04/17/2028	1,300	1,310
5.430% due 10/15/2026	730	731
5.540% due 11/16/2026	3,916	3,925

CPS Auto Receivables Trust
5.710% due 09/15/2027	571	572

Drive Auto Receivables Trust
5.830% due 12/15/2026	351	351

DT Auto Owner Trust
6.290% due 08/16/2027	1,321	1,324

Enterprise Fleet Financing LLC
3.030% due 01/20/2028	281	280

Exeter Automobile Receivables Trust
5.310% due 08/16/2027	821	822
5.630% due 10/15/2026	341	341
5.650% due 12/15/2027	2,100	2,110
5.820% due 02/15/2027	337	338
6.320% due 03/15/2027	1,334	1,335

Fifth Third Auto Trust
5.800% due 11/16/2026	348	348

FIRST HELP FINANCIAL LLC
4.430% due 01/18/2028	304	303
4.940% due 11/15/2030	2,000	2,005
6.570% due 06/15/2028	2,390	2,416

Ford Credit Auto Lease Trust
5.240% due 07/15/2026	6,325	6,331

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	1,962	1,975

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	1,541	1,542
5.770% due 06/15/2027	659	661
6.040% due 03/15/2027	476	476

GLS Auto Select Receivables Trust
5.240% due 03/15/2030	387	389
5.960% due 10/16/2028	3,030	3,071
6.270% due 08/16/2027	1,527	1,532

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	3,600	3,622
5.120% due 02/16/2027	2,580	2,583

Harley Davidson Motorcycle Trust
5.650% due 02/16/2027	877	880

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	1,250	1,245
5.440% due 01/25/2029	12,400	12,578
5.490% due 06/25/2027	1,500	1,510

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026	410	410

Hyundai Auto Receivables Trust
4.990% due 02/15/2029	4,700	4,745
5.290% due 04/15/2027	2,603	2,610

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032	779	782

Nissan Auto Lease Trust
4.920% due 11/15/2027	13,800	13,923
5.050% due 06/15/2027	12,766	12,822

Prestige Auto Receivables Trust
5.690% due 05/17/2027	1,689	1,692

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	610	596
5.320% due 09/25/2030	538	539
5.380% due 11/25/2030	981	982

Santander Drive Auto Receivables Trust
5.250% due 04/17/2028	500	501
5.630% due 01/16/2029	5,500	5,555
5.710% due 02/16/2027	110	110
5.930% due 07/17/2028	2,500	2,518

SBNA Auto Lease Trust
5.670% due 11/20/2026	1,263	1,265
6.520% due 04/20/2028	1,500	1,528

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	500	503
5.350% due 06/21/2027	750	751
5.710% due 10/20/2027	1,241	1,245

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toyota Auto Receivables Owner Trust
4.880% due 03/15/2029	$11,550	$11,651
5.160% due 05/17/2027	2,750	2,756
5.600% due 08/17/2026	725	725

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	828	834

Veros Auto Receivables Trust
7.120% due 11/15/2028	1,137	1,140

Volkswagen Auto Lease Trust
5.400% due 12/21/2026	9,169	9,202

Westlake Automobile Receivables Trust
5.440% due 05/17/2027	900	903
5.620% due 03/15/2027	880	881
5.960% due 10/15/2026	496	496
6.230% due 01/15/2027	3,659	3,671

World Omni Auto Receivables Trust
5.570% due 12/15/2026	201	201

		202,605

CMBS OTHER 1.4%

AREIT Trust
6.561% due 06/17/2039 ~	7,759	7,775
7.113% due 06/17/2039 •	7,461	7,479

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •	1,881	1,845

KREF Ltd.
5.767% due 02/17/2039 •	2,319	2,315

LoanCore Issuer Ltd.
5.899% due 01/17/2037 •	869	868

M360 Ltd.
6.684% due 11/22/2038 •	3,100	3,051

MF1 LLC
6.054% due 03/19/2039 •	1,000	1,002

MF1 Ltd.
6.067% due 02/19/2037 •	7,000	7,028

Ready Capital Mortgage Financing LLC
6.787% due 06/25/2037 •	1,020	1,023

Starwood Commercial Mortgage Trust
6.149% due 11/15/2038 •	10,800	10,743

		43,129

CMBS SUBORDINATED 0.2%

Ready Capital Mortgage Financing LLC
7.431% due 06/25/2037 •	7,200	7,234

CREDIT CARD BULLET 2.3%

American Express Credit Account Master Trust
4.650% due 07/15/2029	13,600	13,723
4.870% due 05/15/2028	5,200	5,231

Bank of America Credit Card Trust
4.790% due 05/15/2028	5,400	5,426
4.980% due 11/15/2028	11,000	11,120

Chase Issuance Trust
4.630% due 01/15/2031	11,100	11,220

Master Credit Card Trust
5.197% due 01/21/2027 ~	10,300	10,315

Synchrony Card Funding LLC
4.930% due 07/15/2030	12,900	13,075

		70,110

HOME EQUITY OTHER 6.8%

Aames Mortgage Investment Trust
6.460% due 01/25/2035 •	843	815

ACE Securities Corp. Home Equity Loan Trust
4.675% due 12/25/2036 •	9,821	5,118
4.755% due 03/25/2037 •	3,520	1,503

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.140% due 10/25/2035 •	6,405	6,103

162	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.455% due 10/25/2034 •	$153	$152
5.560% due 11/25/2034 ~	2,887	2,779

Argent Mortgage Loan Trust
4.915% due 05/25/2035 •	1,720	1,529

Asset-Backed Securities Corp. Home Equity Loan Trust
5.530% due 02/25/2035 •	338	340

Bear Stearns Asset-Backed Securities Trust
5.110% due 08/25/2036 ~	385	385

Countrywide Asset-Backed Certificates Trust
4.635% due 06/25/2047 ~	1,950	1,719
4.685% due 06/25/2047 •	1,380	1,331
4.715% due 06/25/2035 ~	2,511	2,277
4.715% due 03/25/2037 •	1,712	1,570
4.795% due 11/25/2047 ~	969	924
4.855% due 05/25/2047 •	3,020	2,657
4.875% due 09/25/2037 •	381	395
5.470% due 12/25/2035 •	4,948	4,894

Credit-Based Asset Servicing & Securitization LLC
2.831% due 01/25/2036 þ	6,021	5,102

Fremont Home Loan Trust
4.705% due 10/25/2036 •	1,690	1,529
5.095% due 01/25/2036 ~	161	155

GE-WMC Mortgage Securities Trust
4.515% due 08/25/2036 ~	6	2

GSAA Home Equity Trust
5.500% due 06/25/2035 •	1,507	1,486

GSAMP Trust
4.615% due 11/25/2035 ~	44	3
4.915% due 03/25/2046 •	1,675	1,650
4.935% due 05/25/2046 •	8,691	8,306
6.235% due 06/25/2035 ~	6,018	5,851

Home Equity Loan Trust
4.775% due 04/25/2037 •	10,740	9,451

HSI Asset Securitization Corp. Trust
4.575% due 12/25/2036 •	7,706	6,664
4.635% due 07/25/2036 ~	3,665	1,598
4.900% due 03/25/2036 •	11,912	10,603

JP Morgan Mortgage Acquisition Corp.
4.407% due 07/25/2036 ~	7,512	7,131
4.840% due 05/25/2036 •	772	761

Long Beach Mortgage Loan Trust
4.775% due 12/25/2036 •	8,575	2,960
4.955% due 08/25/2045 ~	585	573
5.350% due 08/25/2035 •	1,800	1,655

MASTR Asset-Backed Securities Trust
4.655% due 11/25/2036 •	16,235	4,905
5.185% due 10/25/2035 ~	7,413	7,076

Merrill Lynch Mortgage Investors Trust
4.655% due 07/25/2037 •	11,854	5,134
4.655% due 08/25/2037 ~	4,337	2,130

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 10/25/2036 •	595	531
4.565% due 02/25/2037 •	2,349	2,066
4.755% due 09/25/2036 •	839	369
5.005% due 12/25/2035 •	3,684	3,175
5.140% due 12/25/2034 ~	650	633

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.930% due 03/25/2036 ~	3,955	3,685

NovaStar Mortgage Funding Trust
5.515% due 06/25/2035 •	193	192

Option One Mortgage Loan Trust
4.975% due 01/25/2036 •	7,572	7,102

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.485% due 10/25/2034 ~	538	531
6.235% due 09/25/2034 •	3,625	3,489
6.235% due 12/25/2034 •	635	625
6.610% due 09/25/2034 •	15,000	13,658

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	759	763
6.147% due 06/25/2044 þ	1,932	1,951

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		$12,593	$3,282

Residential Asset Mortgage Products Trust
4.875% due 12/25/2035 ~		460	417
5.125% due 10/25/2035 ~		629	625

Residential Asset Securities Corp. Trust
4.705% due 08/25/2036 ~		8,925	8,803
5.140% due 11/25/2035 •		3,879	3,770

Securitized Asset-Backed Receivables LLC Trust
4.915% due 07/25/2036 •		5,192	2,035

Soundview Home Loan Trust
4.795% due 02/25/2037 ~		602	162
4.900% due 02/25/2036 •		3,507	3,281
5.035% due 01/25/2037 •		11,961	11,558

Structured Asset Investment Loan Trust
4.585% due 09/25/2036 ~		134	133
4.695% due 07/25/2036 ~		831	609
5.365% due 06/25/2035 •		6,956	6,701
5.385% due 08/25/2033 •		4,240	4,183

Structured Asset Securities Corp. Mortgage Loan Trust
4.595% due 03/25/2036 •		233	226
5.937% due 04/25/2035 •		11	11

Towd Point Mortgage Trust
6.125% due 02/25/2064 •		1,508	1,518
6.290% due 05/25/2064 •		3,889	3,927

WaMu Asset-Backed Certificates WaMu Trust
4.660% due 05/25/2037 •		2,906	2,714

			211,941

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Corp.
4.695% due 03/25/2037 ~		122	121

Structured Asset Securities Corp. Mortgage Loan Trust
4.775% due 12/25/2036 •		127	126

			247

WHOLE LOAN COLLATERAL 0.7%

Bear Stearns Asset-Backed Securities Trust
6.421% due 10/25/2036 •		95	95

Citigroup Mortgage Loan Trust
4.855% due 08/25/2036 ~		9,115	8,981

Lehman XS Trust
4.755% due 05/25/2036 •		1,851	1,599

PRET LLC
4.744% due 07/25/2051 þ		1,145	1,141
4.843% due 09/25/2051 þ		3,518	3,505
5.487% due 10/25/2051 þ		2,367	2,368
7.125% due 04/25/2054 þ		1,932	1,942

Securitized Asset-Backed Receivables LLC Trust
4.775% due 08/25/2036 •		567	185
5.095% due 08/25/2035 ~		1,124	859
5.485% due 03/25/2035 •		1,094	1,086

			21,761

OTHER ABS 9.4%

37 Capital CLO Ltd.
5.582% due 10/15/2034 ~		3,700	3,699
5.592% due 07/15/2034 ~		1,500	1,500

ACHV ABS Trust
5.040% due 04/26/2032		1,000	999

AIMCO CLO
5.553% due 10/17/2034 ~		4,900	4,901

Albacore Euro CLO Ltd.
3.775% due 07/15/2035 •	EUR	2,600	2,810
3.824% due 10/18/2034 •		8,400	9,080

Anchorage Credit Funding Ltd.
2.723% due 04/27/2039		$1,100	1,020
2.875% due 07/27/2039		800	742
3.000% due 01/21/2040		700	654
3.177% due 10/25/2038		1,200	1,154
3.619% due 04/25/2038		4,000	3,895
3.793% due 10/25/2037		1,800	1,771
4.300% due 07/25/2036		917	906

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ares CLO Ltd.
5.450% due 10/28/2034 •		$5,300	$5,283
5.623% due 04/17/2033 •		6,800	6,810

Ares European CLO DAC
3.594% due 04/20/2032 •	EUR	4,329	4,682

Atlas Senior Loan Fund Ltd.
5.510% due 10/23/2032 ~		$6,384	6,383

Aurium CLO DAC
3.491% due 01/16/2031 •	EUR	9,052	9,773

Avoca Static CLO DAC
3.811% due 01/15/2035 •		2,800	3,032

Bain Capital Credit CLO Ltd.
5.538% due 07/16/2034 •		$5,200	5,192

Birch Grove CLO Ltd.
5.893% due 07/17/2037 ~		13,400	13,410

BNPP AM Euro CLO DAC
3.497% due 07/22/2032 •	EUR	5,994	6,476

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •		$8,000	8,036

Carlyle Euro CLO DAC
2.200% due 08/15/2032	EUR	2,000	2,076
3.446% due 08/15/2032 •		3,370	3,645

Carlyle Global Market Strategies Euro CLO DAC
3.485% due 01/15/2031 •		2,584	2,781

CBAM Ltd.
5.584% due 04/17/2031 •		$2,409	2,411

College Avenue Student Loans LLC
2.320% due 07/26/2055		4,396	3,967

CRB Securitization Trust
6.960% due 10/20/2033		1,073	1,080

Crown Point CLO Ltd.
6.255% due 07/20/2034 •		2,150	2,149

CVC Cordatus Loan Fund DAC
3.871% due 10/23/2034 •	EUR	5,659	6,127

CVC Cordatus Opportunity Loan Fund-R DAC
4.041% due 08/15/2033 «•		3,950	4,271

Diameter Capital CLO Ltd.
5.912% due 04/15/2037 •		$5,000	5,007

DLLAA LLC
5.930% due 07/20/2026		278	279

Gallatin CLO Ltd.
6.214% due 07/15/2031 •		3,100	3,108

Griffith Park CLO DAC
3.249% due 11/21/2031 •	EUR	3,866	4,161

Harvest CLO DAC
3.425% due 10/15/2031 •		1,335	1,442

Henley CLO DAC
3.663% due 04/25/2034 •		3,200	3,463

Home Partners of America Trust
1.901% due 12/17/2026		$851	815

Invesco CLO Ltd.
5.684% due 07/15/2034 •		4,300	4,303

Invesco Euro CLO DAC
3.725% due 10/30/2038 •	EUR	3,850	4,159

Jamestown CLO Ltd.
5.570% due 07/25/2035 •		$7,200	7,202

KKR CLO Ltd.
5.495% due 07/18/2030 •		521	521
6.155% due 07/18/2030 •		4,300	4,307

LCM Ltd.
5.386% due 01/15/2034 •		4,000	3,981
5.573% due 07/20/2034 •		3,000	2,997

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		584	572

Lendmark Funding Trust
1.900% due 11/20/2031		6,326	6,031

Madison Park Euro Funding DAC
3.413% due 10/25/2030	EUR	1,976	2,131

Man GLG Euro CLO DAC
1.970% due 10/15/2032		2,500	2,613
4.485% due 10/15/2032 •		5,500	5,955

Marlette Funding Trust
5.950% due 11/15/2032		$423	423

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	163

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mountain View CLO Ltd.
5.762% due 04/15/2034 ~		$3,200	$3,203

Nelnet Student Loan Trust
6.544% due 02/20/2041 •		658	674
6.640% due 02/20/2041		599	620

Ocean Trails CLO
5.592% due 07/15/2034 •		6,900	6,898

OZLM Ltd.
5.493% due 10/20/2031 ~		4,222	4,225

OZLME DAC
3.556% due 01/14/2032 •	EUR	8,121	8,765

Pagaya AI Debt Selection Trust
6.319% due 08/15/2031		$1,180	1,190
6.660% due 07/15/2031		187	189
7.600% due 12/16/2030		220	220
8.491% due 06/16/2031		2,869	2,908

Palmer Square European Loan Funding DAC
1.000% due 10/15/2034 •(a)	EUR	3,000	3,244
4.069% due 08/15/2033 «•(a)		2,000	2,163
4.446% due 05/15/2034 •		1,400	1,519

Progress Residential Trust
2.013% due 11/17/2040		$2,172	1,984

Rad CLO Ltd.
5.530% due 04/25/2032 •		2,760	2,762

Reach ABS Trust
6.300% due 02/18/2031		1,763	1,770

SLM Private Education Loan Trust
9.184% due 10/15/2041 •		4,470	4,704

SMB Private Education Loan Trust
5.060% due 03/16/2054		3,022	3,043
5.897% due 11/15/2052 •		932	943
6.199% due 05/16/2050 •		1,477	1,494

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		2,607	2,503

Symphony CLO Ltd.
5.473% due 04/18/2033 •		3,700	3,706

TCI-Symphony CLO Ltd.
6.101% due 10/13/2032 •		5,000	5,008

TCW CLO Ltd.
5.622% due 08/16/2034 •		4,500	4,496

Theorem Funding Trust
7.580% due 04/15/2029		269	270

Tralee CLO Ltd.
5.520% due 10/25/2032 •		1,670	1,668
6.062% due 10/25/2032 •		2,100	2,104

Turkeys First National Bank
4.039% due 01/20/2037 •	EUR	4,200	4,546

Upstart Pass-Through Trust
4.300% due 05/20/2030		$560	554

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		362	358

Verdelite Static CLO Ltd.
5.423% due 07/20/2032 ~		4,463	4,463
5.943% due 07/20/2032 •		6,600	6,612

Voya CLO Ltd.
5.493% due 07/20/2032 •		4,029	4,029

Wise CLO Ltd.
6.105% due 04/20/2038 •		3,120	3,120

			290,140

Total Asset-Backed Securities (Cost $863,263)			852,458

SOVEREIGN ISSUES 7.1%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (d)	BRL	165,000	27,995
0.000% due 10/01/2025 (d)		57,100	9,337

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	5,700	4,196

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	48,200	2,060

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	71,839	3,068
3.000% due 12/03/2026 (e)		122,118	5,744

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 11/30/2028 (e)	MXN	16,591	$786
4.000% due 08/24/2034 (e)		322,476	14,688
6.000% due 05/13/2030		$1,000	1,021
6.875% due 05/13/2037		2,000	2,051
7.375% due 05/13/2055		700	717
8.000% due 11/07/2047	MXN	85,400	3,448
8.500% due 03/01/2029		70,300	3,399

Peru Government International Bond
5.400% due 08/12/2034	PEN	54,200	13,461
6.150% due 08/12/2032		156,800	42,881
6.900% due 08/12/2037		17,600	4,731
6.950% due 08/12/2031		9,300	2,707
7.300% due 08/12/2033		17,800	5,117
7.600% due 08/12/2039		3,600	1,015

Province of Quebec
4.450% due 09/01/2034	CAD	38,450	28,534

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	58,900	2,853
8.000% due 01/31/2030		96,700	5,054
8.250% due 03/31/2032		37,900	1,901
8.500% due 01/31/2037		51,900	2,354
9.000% due 01/31/2040		235,100	10,604

Saudi Government International Bond
5.625% due 01/13/2035		$15,600	16,047

Turkey Government International Bond
44.165% due 09/06/2028 ~	TRY	106,900	2,650
45.031% due 05/20/2026 ~		1,000	26
45.031% due 08/19/2026 ~		800	21
45.031% due 05/17/2028 ~		103,000	2,568

Total Sovereign Issues (Cost $219,545)			221,034

		SHARES
COMMON STOCKS 1.4%

COMMUNICATION SERVICES 0.0%

Verizon Communications, Inc.		6,382	289

Walt Disney Co.		6,382	630

			919

CONSUMER DISCRETIONARY 0.2%

Amazon.com, Inc. (b)		6,382	1,214

Home Depot, Inc.		6,382	2,339

McDonald’s Corp.		6,382	1,994

NIKE, Inc. ‘B’		6,382	405

			5,952

CONSUMER STAPLES 0.1%

Coca-Cola Co.		6,382	457

Procter & Gamble Co.		6,382	1,088

Walmart, Inc.		6,382	560

			2,105

ENERGY 0.0%

Chevron Corp.		6,382	1,068

FINANCIALS 0.3%

American Express Co.		6,382	1,717

Goldman Sachs Group, Inc.		6,382	3,486

JPMorgan Chase & Co.		6,382	1,565

Travelers Cos., Inc.		6,382	1,688

Visa, Inc. ‘A’		6,382	2,237

			10,693

HEALTH CARE 0.2%

Amgen, Inc.		6,382	1,988

Johnson & Johnson		6,382	1,058

Merck & Co., Inc.		6,382	573

	SHARES	MARKET VALUE (000S)

UnitedHealth Group, Inc.	6,382	$3,343

		6,962

INDUSTRIALS 0.2%

3M Co.	6,382	937

Boeing Co. (b)	6,382	1,089

Caterpillar, Inc.	6,382	2,105

Honeywell International, Inc.	6,382	1,351

		5,482

INFORMATION TECHNOLOGY 0.3%

Apple, Inc.	6,382	1,417

Cisco Systems, Inc.	6,382	394

International Business Machines Corp.	6,382	1,587

Microsoft Corp.	6,382	2,396

NVIDIA Corp.	6,382	692

Salesforce, Inc.	6,382	1,712

		8,198

MATERIALS 0.1%

Sherwin-Williams Co.	6,382	2,229

Total Common Stocks (Cost $38,659)		43,608

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 41.9%

COMMERCIAL PAPER 5.9%

AbbVie, Inc.
4.640% due 04/15/2025	$15,960	15,930

Alimentation Couche-Tard, Inc.
4.550% due 04/14/2025	1,180	1,178
4.640% due 04/09/2025	12,600	12,585
4.650% due 04/10/2025	3,190	3,186

Aon Corp.
4.550% due 04/10/2025	6,670	6,662
4.560% due 04/21/2025	3,500	3,491

Broadcom, Inc.
4.560% due 05/08/2025	4,600	4,578

Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (a)	12,970	12,926
4.900% due 04/25/2025 (a)	2,800	2,791

CBRE Services, Inc.
4.620% due 04/03/2025	5,290	5,288

Conagra Brands, Inc.
4.800% due 04/04/2025	1,700	1,699

Constellation Brands, Inc.
4.710% due 04/07/2025	3,630	3,627
4.750% due 04/07/2025	2,600	2,597

Crown Castle, Inc.
4.830% due 04/15/2025	1,800	1,796
4.850% due 04/17/2025	7,000	6,984
4.910% due 04/29/2025	7,200	7,172

Enbridge U.S., Inc.
4.560% due 04/07/2025	10,580	10,571
4.640% due 04/25/2025	2,760	2,751
4.650% due 04/14/2025	5,280	5,271

Global Payments, Inc.
5.000% due 04/03/2025	10,030	10,026
5.000% due 04/22/2025	5,980	5,962

Intel Corp.
4.550% due 04/02/2025	10,800	10,797

Jones Lang LaSalle Finance BV
4.660% due 04/15/2025	300	299
4.700% due 04/15/2025	4,890	4,881

Keurig Dr. Pepper, Inc.
4.650% due 04/04/2025	7,250	7,246

164	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marsh & McLennan Cos, Inc.
4.630% due 04/21/2025	$510	$509
4.630% due 04/23/2025	12,500	12,463
4.630% due 04/24/2025	3,000	2,991

NXP BV
4.570% due 04/28/2025	10,300	10,263

Targa Resources Corp.
4.700% due 04/03/2025	4,360	4,358

VW Credit, Inc.
4.580% due 04/04/2025	590	590

		181,468

REPURCHASE AGREEMENTS (f) 34.1%

		1,055,300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.9%
4.294% due 04/10/2025 - 06/05/2025 (c)(d)(h)(j)	$59,056	$58,658

Total Short-Term Instruments (Cost $1,295,446)		1,295,426

Total Investments in Securities (Cost $4,691,634)		4,691,587

	SHARES
INVESTMENTS IN AFFILIATES 10.4%

SHORT-TERM INSTRUMENTS 10.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.4%

PIMCO Short Asset Portfolio	19,311,969	189,064

	SHARES	MARKET VALUE (000S)

PIMCO Short-Term Floating NAV Portfolio III	13,687,829	$133,237

Total Short-Term Instruments (Cost $323,825)		322,301

Total Investments in Affiliates (Cost $323,825)		322,301

Total Investments 161.8% (Cost $5,015,459)		$5,013,888

Financial Derivative Instruments (g)(i) (0.9)% (Cost or Premiums, net $65,804)		(29,327)

Other Assets and Liabilities, net (60.9)%		(1,885,312)

Net Assets 100.0%		$3,099,249

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	4.450%	03/31/2025	04/01/2025	$515,100	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	$(527,673)	$515,100	$515,164
JPS	4.500	03/31/2025	04/01/2025	10,900	U.S. Treasury Notes 0.750% due 03/31/2026	(11,122)	10,900	10,901
SAL	4.380	03/31/2025	04/01/2025	55,800	U.S. Treasury Notes 4.125% due 01/31/2027	(56,947)	55,800	55,807
	4.380	04/01/2025	04/02/2025	473,500	U.S. Treasury Notes 4.250% due 01/31/2030	(483,581)	473,500	473,500

Total Repurchase Agreements						$(1,079,323)	$1,055,300	$1,055,372

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.4)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$17,000	$(15,257)	$(15,324)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2055	99,000	(89,054)	(89,193)

Total Short Sales (3.4)%				$(104,311)	$(104,517)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	165

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BRC	$515,164	$0	$0	$515,164	$(527,673)	$(12,509)
JPS	10,901	0	0	10,901	(11,122)	(221)
SAL	529,307	0	0	529,307	(540,528)	(11,221)

Total Borrowings and Other Financing Transactions	$1,055,372	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(3,414) at a weighted average interest rate of 5.400%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	35	$35	$(9)	$(3)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	20	20	(5)	(3)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	67	67	(18)	(14)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	35	35	(12)	(19)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	20	20	(6)	(9)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	67	67	(22)	(25)

Total Written Options					$(72)	$(73)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund June Futures	06/2025	1	$	139	$(3)	$1	$0
Euro-Buxl 30-Year Bond June Futures	06/2025	1		129	(8)	1	0
Mini MSCI EAFE Index June Futures	06/2025	105		12,686	(426)	0	(132)
U.S. Treasury 2-Year Note June Futures	06/2025	6		1,243	8	0	0
U.S. Treasury 5-Year Note June Futures	06/2025	3,149		340,584	1,473	0	(98)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	1,522		173,698	2,783	143	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	158		19,316	(178)	69	0

					$3,649	$214	$(230)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2025	3	$	(334)	$(4)	$0	$0
U.S. Treasury Long-Term Bond June Futures	06/2025	888		(104,146)	(1,543)	0	(167)

					$(1,547)	$0	$(167)

Total Futures Contracts					$2,102	$214	$(397)

166	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.269%	$	700	$4	$0	$4	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401		8,500	109	(21)	88	0	(3)
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328	EUR	2,600	15	0	15	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097	$	2,100	24	8	32	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462		2,130	423	(258)	165	0	(2)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		2,530	304	19	323	1	0

							$879	$(252)	$627	$1	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	2,760	$(101)	$103	$2	$4	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		2,484	(92)	94	2	2	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		300	(25)	24	(1)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		100	(7)	6	(1)	0	0
CDX.EM-40 5-Year Index	(1.000)	Quarterly	12/20/2028		900	(43)	30	(13)	1	0
CDX.EM-41 5-Year Index	(1.000)	Quarterly	06/20/2029		200	(8)	4	(4)	0	0
CDX.EM-42 5-Year Index	(1.000)	Quarterly	12/20/2029		500	(15)	1	(14)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		400	(14)	(1)	(15)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		294	0	17	17	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028		99	7	(1)	6	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		24,000	1,740	(419)	1,321	6	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		6,100	316	9	325	4	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026		1,000	25	(15)	10	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		200	5	(2)	3	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		1,200	7	11	18	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		500	6	2	8	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		4,200	61	18	79	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		3,900	86	(9)	77	0	0
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029		557,170	12,442	(1,719)	10,723	4	(7)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		200,200	3,672	10	3,682	36	0

						$18,062	$(1,837)	$16,225	$57	$(7)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	154,300	$(4,919)	$347	$(4,572)	$673	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		700	(4)	16	12	6	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	23	21	0	(4)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		1,400	(4)	(32)	(36)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.928	Semi-Annual	05/31/2025	$	4,300	(1)	(12)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		257,860	4,113	(1,432)	2,681	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		142,000	(339)	1,167	828	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		19,700	0	214	214	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,500	0	27	27	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		14,720	0	136	136	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		56,000	757	645	1,402	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		49,600	450	(201)	249	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		85,820	347	(565)	(218)	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		4,500	(9)	(28)	(37)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		107,950	5,054	(1,804)	3,250	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		41,600	1,087	831	1,918	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		44,910	418	92	510	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		36,200	105	(170)	(65)	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		26,500	3,096	836	3,932	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		109,900	7,184	113	7,297	0	(263)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,600	870	(632)	238	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		430	(2)	(1)	(3)	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	167

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2034	$	22,540	$199	$9	$208	$0	$(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		400	(2)	9	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		1,100	(4)	36	32	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		550	(3)	30	27	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,000	(5)	53	48	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		760	(3)	37	34	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		2,800	(11)	28	17	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		2,100	(8)	22	14	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		2,700	(12)	14	2	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		1,300	(6)	14	8	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		136,100	(856)	1,615	759	0	(86)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		900	(3)	21	18	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		2,000	(6)	32	26	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		2,000	(5)	16	11	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		1,000	(3)	9	6	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		1,300	(4)	16	12	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		2,100	(6)	27	21	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		2,000	(5)	26	21	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		2,600	(7)	30	23	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		800	(2)	15	13	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		2,500	(7)	57	50	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		1,400	(4)	39	35	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		1,200	(3)	36	33	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		2,000	(5)	58	53	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		800	(3)	(12)	(15)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,100	(4)	(7)	(11)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,300	(8)	(19)	(27)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,000	(4)	(5)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,600	(9)	(14)	(23)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,200	(7)	(17)	(24)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,200	(7)	(18)	(25)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,200	(9)	(47)	(56)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,700	(11)	(40)	(51)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,600	(8)	(18)	(26)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		39,940	1,262	(146)	1,116	0	(265)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		29,010	3,456	2,378	5,834	0	(183)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		101,900	3,155	3,046	6,201	0	(250)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034	EUR	600	(2)	(10)	(12)	0	(2)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,500	(4)	(11)	(15)	0	(6)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,200	(3)	34	31	0	(5)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		1,100	(3)	(24)	(27)	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	51,100	(218)	898	680	222	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	53,700	0	2	2	0	(15)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	2,100	(3)	14	11	0	(4)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		7,960	(76)	8	(68)	18	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		1,100	(5)	(57)	(62)	0	(4)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,300	(5)	(57)	(62)	0	(5)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		400	(2)	(22)	(24)	0	(2)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(29)	(31)	0	(2)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		800	(3)	(34)	(37)	0	(3)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(34)	(37)	0	(4)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,200	(5)	(36)	(41)	0	(5)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		20	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(24)	(27)	0	(4)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		900	(3)	(13)	(16)	0	(3)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,300	(3)	(50)	(53)	5	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,200	(3)	31	28	0	(5)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		700	(2)	(13)	(15)	3	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,500	(4)	(22)	(26)	6	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,200	(3)	(1)	(4)	5	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		1,600	(4)	(16)	(20)	6	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		1,300	(3)	(20)	(23)	0	(23)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		86,000	(2,974)	(471)	(3,445)	364	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		35,200	2,373	496	2,869	0	(277)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	38,600	0	(10)	(10)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		53,600	0	(15)	(15)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		66,300	0	(113)	(113)	0	(1)
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		53,600	0	(130)	(130)	0	(1)
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		38,600	0	(90)	(90)	0	(1)

168	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CAONREPO	2.740%	Semi-Annual	06/01/2034	CAD	3,300	$0	$(13)	$(13)	$0	$(7)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		21,200	(3)	(268)	(271)	0	(49)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		19,950	19	(389)	(370)	0	(46)
Receive	CPURNSA	0.000	Maturity	03/25/2030	$	118,300	0	593	593	110	0
Receive	CPURNSA	0.000	Maturity	03/27/2030		58,400	0	256	256	54	0

							$24,285	$7,263	$31,548	$1,595	$(2,180)

Total Swap Agreements							$43,226	$5,174	$48,400	$1,653	$(2,192)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$214	$1,653	$1,867		$(73)	$(1,391)	$(2,218)	$(3,682)

(h)

Securities with an aggregate market value of $47,103 and cash of $26,417 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(994) for closed futures and unsettled variation margin liability of $(26) for closed swap agreements is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	26,769,343		$179,162	$688	$0

	04/2025		$32,918	JPY	4,965,968	191	0
	04/2025		21,243	SGD	28,400	0	(105)
	05/2025	CNH	31,005		$4,233	0	(45)
	05/2025	JPY	4,949,302		32,918	0	(191)
	05/2025	SGD	28,359		21,243	100	0
	05/2025		$14,303	CNH	103,572	6	(15)

	06/2025	CNH	67,517		$9,237	0	(104)
	06/2025		$4,459	CNH	32,179	0	(7)
	07/2025	CNH	51,543		$7,154	13	(3)
	08/2025		51,550		7,149	0	(12)

BOA	04/2025	CAD	581		403	0	(1)
	04/2025	GBP	2,666		3,387	0	(57)
	04/2025	IDR	6,513,832		394	2	0
	04/2025	KRW	1,503,796		1,025	5	0
	04/2025	NOK	20,593		1,844	0	(114)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	169

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$1,165	AUD	1,874	$6	$0
	04/2025		1,189	DKK	8,175	0	(5)
	04/2025		394	IDR	6,513,832	0	(2)
	04/2025		21,550	JPY	3,233,800	11	0
	04/2025		6,825	ZAR	123,977	0	(71)
	05/2025	CNH	30,315		$4,142	0	(42)
	05/2025	HKD	429,560		55,290	18	0
	05/2025	IDR	13,199,128		792	1	0
	05/2025		$933	INR	80,137	3	0
	06/2025	CNH	38,960		$5,366	1	(25)
	06/2025		$2,185	CNH	15,783	0	(1)
	06/2025		1,224	KRW	1,784,740	0	(8)
	06/2025		13,231	PLN	51,121	0	(64)
	08/2025	CNH	17,426		$2,436	15	0
	08/2025	TWD	1,243		38	0	0

BPS	04/2025	AUD	16,534		10,419	87	0
	04/2025	BRL	85,567		14,942	0	(53)
	04/2025	CAD	18,377		12,839	68	0
	04/2025	CZK	54,440		2,238	0	(121)
	04/2025	IDR	78,448,372		4,732	23	0
	04/2025	JPY	30,521,330		204,723	1,233	0
	04/2025	KRW	23,132,930		15,800	87	0
	04/2025	SGD	1,865		1,401	13	0
	04/2025	TRY	31,234		790	0	(6)
	04/2025	TWD	1,476,378		44,919	459	0
	04/2025		$2,007	AUD	3,171	0	(26)
	04/2025		14,926	BRL	85,567	71	(2)
	04/2025		205,513	EUR	190,760	799	(44)
	04/2025		17,839	IDR	293,471,729	0	(231)
	04/2025		7,946	INR	689,675	113	0
	04/2025		11,791	JPY	1,772,301	25	0
	04/2025		7,281	KRW	10,572,626	0	(102)
	04/2025		10,940	NOK	114,856	0	(23)
	04/2025		12,379	SGD	16,586	0	(34)
	04/2025		29,315	TWD	962,915	0	(317)
	04/2025	ZAR	79,766		$4,349	9	(6)
	05/2025	CNH	113,130		15,571	4	(47)
	05/2025	EUR	179,868		194,008	0	(798)
	05/2025	HKD	35,585		4,582	4	0
	05/2025	IDR	39,385,093		2,367	7	0
	05/2025	JPY	1,766,362		11,791	0	(26)
	05/2025	NOK	114,855		10,940	23	0
	05/2025	SGD	16,560		12,379	33	0
	05/2025		$12,629	BRL	72,532	4	0
	05/2025		1,413	GBP	1,092	0	(3)
	05/2025		2,827	IDR	46,917,661	0	(15)
	05/2025		8,394	INR	720,094	10	0
	06/2025	CNH	92,002		$12,639	4	(93)
	06/2025	KRW	571,279		401	12	0
	06/2025	PLN	1,532		397	2	0
	06/2025	TRY	136,792		3,479	181	0
	06/2025		$14,709	PLN	56,916	38	(91)
	07/2025	TWD	246,426		$7,583	119	0
	08/2025	CNH	139,338		19,395	39	0
	08/2025	TWD	645,010		19,742	150	0
	10/2025	BRL	36,900		6,162	2	(30)

BRC	04/2025	AUD	441,965		274,885	0	(1,278)
	04/2025	DKK	2,467		345	0	(13)
	04/2025	ILS	27,497		7,424	27	0
	04/2025	INR	20,625		236	0	(6)
	04/2025	NOK	192,491		17,267	0	(1,029)
	04/2025	TRY	5,255		133	0	(2)
	04/2025	TWD	70,431		2,152	31	0
	04/2025		$3,550	AUD	5,645	0	(23)
	04/2025		3,536	IDR	57,891,965	0	(64)
	04/2025		397	ILS	1,459	0	(5)
	04/2025		240	INR	20,601	1	0
	04/2025		1,198	SGD	1,602	0	(6)
	04/2025		5,173	TRY	199,443	3	(72)
	05/2025	INR	20,659		$240	0	(1)

170	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	NOK	84,142		$7,995	$0	$(3)
	05/2025	TRY	11,210		284	1	(1)
	05/2025		$380	TRY	14,832	0	(8)
	06/2025	TRY	64,590		$1,548	0	(8)
	06/2025		$775	PLN	3,004	0	(2)
	06/2025		8,132	TRY	321,206	0	(389)
	07/2025	PEN	7,874		$2,133	0	(4)

BSH	04/2025		22,117		5,857	0	(160)
	04/2025		$310,271	JPY	46,596,459	393	0
	04/2025		6,010	PEN	21,792	0	(78)
	05/2025	JPY	46,439,524		$310,271	0	(390)
	05/2025	PEN	2,793		737	0	(22)
	06/2025		11,614		3,175	20	0
	06/2025		$4,054	PLN	15,626	0	(31)
	07/2025	PEN	56,995		$15,408	80	(143)

CBK	04/2025	BRL	410,106		71,747	0	(120)
	04/2025	CHF	12,345		14,031	77	0
	04/2025	DKK	224,752		31,617	0	(957)
	04/2025	IDR	76,421,544		4,606	19	0
	04/2025	ILS	34,285		9,406	182	0
	04/2025	INR	174,303		2,033	0	(6)
	04/2025	PEN	6,919		1,860	0	(23)
	04/2025	TWD	980,644		29,930	398	0
	04/2025		$2,399	AUD	3,815	0	(15)
	04/2025		71,420	BRL	410,106	447	0
	04/2025		93,802	CAD	133,635	0	(934)
	04/2025		1,785	CHF	1,573	0	(7)
	04/2025		1,613	GBP	1,244	0	(6)
	04/2025		8,920	IDR	146,092,142	0	(153)
	04/2025		2,803	INR	240,421	4	0
	04/2025		440	KRW	643,634	0	(3)
	04/2025		701	NZD	1,223	0	(6)
	04/2025		33,221	TWD	1,088,861	0	(430)
	05/2025	CAD	131,215		$92,251	932	0
	05/2025	IDR	47,584,108		2,865	13	0
	05/2025	NZD	1,223		701	6	0
	05/2025	PEN	2,473		653	0	(19)
	05/2025	THB	2		0	0	0
	05/2025		$71,747	BRL	412,409	85	0
	05/2025		1,159	HKD	8,997	0	(1)
	05/2025		2,817	IDR	46,801,057	0	(12)
	06/2025	CNH	22,616		$3,121	0	(8)
	06/2025	KRW	45,067,240		31,355	659	0
	06/2025	PEN	1,775		483	1	0
	06/2025		$1,966	CNH	14,192	0	(3)
	07/2025	TWD	421,547		$12,957	187	0
	08/2025	PEN	21,543		5,769	0	(78)
	08/2025	TWD	472,429		14,497	147	0
	12/2025	PEN	3,874		1,047	0	(2)

DUB	04/2025	CAD	111		77	0	0
	04/2025	CHF	322,443		359,763	0	(4,704)
	04/2025	EUR	119,590		125,455	0	(3,858)
	04/2025	IDR	15,173,795		910	0	0
	04/2025	ILS	37,168		10,210	210	0
	04/2025	JPY	441,200		2,999	58	0
	04/2025	NZD	10,286		5,875	35	0
	04/2025	SGD	4,851		3,619	10	(2)
	04/2025		$268,211	AUD	425,394	0	(2,403)
	04/2025		31,080	DKK	215,344	131	0
	04/2025		11,870	IDR	196,721,742	0	(70)
	04/2025		1,403	INR	120,700	6	0
	04/2025		10,854	SGD	14,534	0	(37)
	05/2025	AUD	425,394		$268,273	2,400	0
	05/2025	DKK	214,946		31,080	0	(131)
	05/2025	IDR	5,794,044		349	1	0
	05/2025	PEN	4,159		1,094	0	(37)
	05/2025	SGD	14,513		10,854	34	0
	06/2025	KRW	30,768,556		21,404	450	0
	06/2025		$967	CNH	6,961	0	(4)
	08/2025		2,431		17,417	0	(12)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	171

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
FAR	04/2025	DKK	307,253		$43,308	$0	$(1,224)
	04/2025	EUR	1,045,604		1,098,236	0	(32,375)
	04/2025	ILS	33,977		9,359	218	0
	04/2025		$221,435	JPY	33,337,031	827	0
	04/2025		1,365	NOK	14,345	0	(2)
	05/2025	JPY	33,224,719		$221,435	0	(824)
	05/2025	NOK	14,345		1,365	2	0
	05/2025		$3,648	CNH	26,320	0	(16)
	07/2025	CNH	26,219		$3,648	14	0

GLM	04/2025	BRL	397,637		69,517	207	(372)
	04/2025	CAD	2,810		1,958	5	0
	04/2025	DKK	40,280		5,955	117	0
	04/2025	IDR	83,859,069		5,050	19	0
	04/2025	KRW	2,289,424		1,560	6	0
	04/2025	PEN	15,862		4,221	0	(96)
	04/2025	SGD	1,778		1,320	0	(3)
	04/2025	TRY	2,005		50	0	(1)
	04/2025		$68,596	BRL	397,637	1,086	0
	04/2025		8,030	IDR	132,234,566	0	(98)
	04/2025		600	KRW	876,960	0	(4)
	04/2025	ZAR	27,003		$1,480	9	0
	05/2025	CNH	29,477		4,025	0	(43)
	05/2025	IDR	22,864,450		1,371	1	0
	05/2025		$5,050	IDR	83,934,823	0	(20)
	06/2025		3,613	CNH	26,128	12	(11)
	06/2025		1,560	KRW	2,281,107	0	(6)
	06/2025		6,826	PLN	26,358	0	(39)
	07/2025	PEN	35,867		$9,633	0	(102)
	07/2025	TWD	42,460		1,305	19	0
	07/2025		$41	TWD	1,337	0	(1)
	09/2025	PEN	9,543		$2,604	16	0
	10/2025	BRL	20,200		3,334	0	(54)

IND	04/2025		$382,211	CHF	337,055	0	(1,229)
	04/2025		60,142	DKK	415,965	146	0
	05/2025	CHF	336,249		$382,665	1,228	0
	05/2025	DKK	415,193		60,142	0	(145)

JPM	04/2025	BRL	75,514		13,158	5	(80)
	04/2025	CAD	439		304	0	(1)
	04/2025	IDR	6,600,580		400	3	0
	04/2025	ILS	32,950		9,058	194	0
	04/2025	JPY	26,344,210		176,716	1,077	(1)
	04/2025	SGD	4,024		3,013	18	0
	04/2025	TRY	3,865		96	0	(3)
	04/2025	TWD	129,688		3,955	49	0
	04/2025		$13,168	BRL	75,514	65	0
	04/2025		862	CHF	775	14	0
	04/2025		1,322	EUR	1,224	2	0
	04/2025		1,454	IDR	23,896,400	0	(21)
	04/2025		2,229	INR	192,366	18	0
	04/2025		79,268	JPY	11,943,682	424	(62)
	04/2025		440	KRW	643,350	0	(3)
	04/2025		16,563	TWD	544,248	0	(173)
	04/2025		25	ZAR	452	0	0
	05/2025	CNH	31,506		$4,313	0	(35)
	05/2025	DKK	1,100		160	0	0
	05/2025	IDR	15,228,828		917	5	0
	05/2025	JPY	10,405,475		69,184	0	(425)
	05/2025		$13,403	CNH	97,157	17	(12)
	06/2025	CNH	10,143		$1,390	0	(14)
	06/2025	MXN	650,282		31,510	57	0
	06/2025	PLN	8,505		2,198	8	0
	06/2025		$434	MXN	8,927	0	(2)
	06/2025		13,366	PLN	51,717	11	(60)
	06/2025		377	TRY	14,913	0	(13)
	07/2025	CNH	49,675		$6,883	4	(7)
	07/2025	TWD	244,678		7,524	112	0
	08/2025	CNH	47,037		6,520	2	(16)
	08/2025	TWD	424,585		12,994	98	0

172	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	04/2025	CHF	8,677		$9,712	$0	$(95)
	04/2025	EUR	27,618		28,909	7	(961)
	04/2025	JPY	973,008		6,510	23	0
	04/2025	SEK	44,254		4,173	0	(230)
	04/2025	SGD	34,241		25,632	146	0
	04/2025	TWD	202,049		6,246	161	0
	04/2025		$11,578	AUD	18,600	45	0
	04/2025		30	CAD	43	0	0
	04/2025		4,161	CHF	3,663	0	(20)
	04/2025		1,666	DKK	11,471	0	(3)
	04/2025		3,522	EUR	3,245	0	(13)
	04/2025		12,853	GBP	9,927	1	(31)
	04/2025		6,441	INR	557,034	66	0
	04/2025		22,058	JPY	3,281,400	0	(181)
	04/2025		2,137	SEK	21,745	26	0
	04/2025		7,162	TWD	235,276	0	(76)
	04/2025	ZAR	65,665		$3,592	15	0
	05/2025	CAD	43		30	0	0
	05/2025	CNH	55,943		7,714	3	(10)
	05/2025	DKK	11,450		1,666	3	0
	05/2025	IDR	9,173,085		552	2	0
	05/2025	JPY	585,766		3,937	19	0
	05/2025	THB	5,403		161	1	0
	05/2025		$6,610	CNH	47,918	9	(5)
	05/2025		13,155	EUR	12,169	24	0
	06/2025	KRW	8,438,557		$5,865	117	0
	06/2025		$4,596	PLN	17,738	0	(30)
	07/2025	CNH	23,814		$3,305	4	0
	07/2025	TWD	120,773		3,706	47	0
	08/2025	CNH	53,554		7,433	11	(17)
	08/2025	TWD	113,083		3,456	21	0

MYI	04/2025	CAD	111,360		78,226	839	0
	04/2025	CZK	3,923		160	0	(10)
	04/2025	DKK	161,400		22,895	121	(619)
	04/2025	GBP	217,360		275,417	0	(5,358)
	04/2025	ILS	37		10	0	0
	04/2025	SGD	14,357		10,726	40	0
	04/2025		$18,487	DKK	123,680	0	(561)
	04/2025		1,075,993	EUR	997,583	2,693	0
	04/2025		1,556	TWD	50,859	0	(24)
	04/2025		11,230	ZAR	205,300	0	(45)
	05/2025	EUR	997,583		$1,077,738	0	(2,694)
	05/2025	HKD	8,573		1,104	1	0
	05/2025	IDR	8,347,274		502	1	0
	06/2025	CNH	19,924		2,748	0	(9)
	06/2025	PEN	4,949		1,365	20	0
	06/2025		$451	PLN	1,788	10	0
	07/2025	BRL	165,000		$28,108	0	(249)

NGF	06/2025	KRW	8,691,425		6,100	182	0

SCX	04/2025	JPY	148,400		1,006	17	0
	04/2025	NZD	349		199	1	0
	04/2025	PEN	14,010		3,686	0	(125)
	04/2025	TWD	107,015		3,297	75	0
	04/2025		$4,409	IDR	72,129,333	0	(83)
	04/2025		18,150	JPY	2,735,658	89	0
	04/2025		440	KRW	642,666	0	(3)
	04/2025		5,396	NZD	9,412	0	(52)
	04/2025		2,073	TWD	68,204	0	(19)
	05/2025	IDR	3,581,795		$216	1	0
	05/2025	JPY	2,726,485		18,150	0	(89)
	05/2025	NZD	9,412		5,400	52	0
	06/2025	CNH	5,843		805	0	(4)
	06/2025		$288	MXN	5,909	0	(2)
	08/2025	TWD	67,640		$2,073	19	0

SOG	04/2025	BRL	11,424		1,956	0	(46)
	04/2025		$1,939	BRL	11,424	63	0

SSB	04/2025	GBP	178,291		$225,685	0	(4,623)
	04/2025	PEN	58,455		15,385	0	(519)
	04/2025	TWD	40,506		1,238	18	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	173

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$500,653	GBP	387,147	$0	$(557)
	05/2025	GBP	387,147		$500,615	552	0
	05/2025	PEN	7,397		1,950	0	(61)

UAG	04/2025	DKK	39,600		5,841	102	0
	04/2025	IDR	8,184,736		493	2	0
	04/2025	JPY	23,255,763		156,306	1,257	0
	04/2025	SEK	1,092,417		102,317	0	(6,361)
	04/2025		$541	IDR	8,959,275	0	(3)
	05/2025	SEK	1,113,527		$111,099	119	0
	05/2025		$493	IDR	8,196,247	0	(2)
	06/2025		1,826	PLN	7,047	0	(11)

Total Forward Foreign Currency Contracts						$24,867	$(82,113)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	308,800	$1,486	$1,219
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	57,800	14	1
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	4,300	21	17

Total Purchased Options							$1,521	$1,237

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	4,400	$ (6)	$ (4)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	4,300	(8)	(5)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	9,200	(12)	(9)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	9,100	(8)	(9)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	8,600	(10)	(10)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	4,000	(4)	(4)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	2,400	(3)	(3)

						$(51)	$(44)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	1,900	$(4)	$(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	1,900	(4)	0

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	308,800	(551)	(352)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	308,800	(919)	(650)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	1,400	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	1,400	(5)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	1,300	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	1,300	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	1,400	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	1,400	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	1,500	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	1,500	(5)	(7)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	1,100	(2)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	1,100	(2)	(1)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	2,900	(11)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	2,900	(11)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	2,800	(11)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	2,800	(12)	(11)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	4,100	(17)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	4,100	(17)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	2,600	(12)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	2,600	(12)	(2)

174	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695%	04/17/2025	900	$(4)	$(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	900	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	2,200	(9)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	2,200	(9)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	2,500	(9)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	2,500	(9)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	2,300	(10)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	2,300	(10)	(8)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	4,300	(8)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	4,300	(13)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	3,000	(13)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	3,000	(13)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	1,300	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	1,300	(5)	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	1,400	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	1,400	(5)	(2)

							$(1,756)	$(1,209)

Total Written Options							$(1,807)	$(1,253)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—	♦%	$3,483	$0	$24	$24	$0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	1,788	0	14	14	0

GST	Soft Bank Group, Inc.	1.000	Quarterly	06/20/2026	1.326		700	(6)	4	0	(2)

MYC	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253		100	1	(1)	0	0

								$(5)	$41	$38	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	15,554	$3,019	$58	$3,077	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		15,062	2,983	(4)	2,979	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		9,450	1,887	(18)	1,869	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		73,929	15,190	(565)	14,625	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$	9,000	(138)	0	0	(138)

							$22,941	$(529)	$22,550	$(138)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	NDDUEAFE Index	55,541	4.570% (FEDL01 plus a specified spread)	Monthly	07/23/2025	$479,669	$0	$(1,714)	$0	$(1,714)
CBK	Receive	NDDUEAFE Index	10,363	4.780% (FEDL01 plus a specified spread)	Monthly	05/21/2025	89,498	0	(335)	0	(335)
	Receive	NDDUEAFE Index	14,812	4.610% (FEDL01 plus a specified spread)	Monthly	09/24/2025	127,921	0	(461)	0	(461)
	Receive	NDDUEAFE Index	1,780	4.660% (FEDL01 plus a specified spread)	Monthly	09/24/2025	15,373	0	(56)	0	(56)
	Receive	NDDUEAFE Index	12,520	4.800% (FEDL01 plus a specified spread)	Monthly	11/19/2025	108,126	0	(406)	0	(406)
FAR	Pay	DJITR Index	413	5.110	Monthly	06/20/2025	43,591	0	32	32	0
GST	Receive	NDDUEAFE Index	6,216	4.320	Monthly	06/11/2025	53,683	0	(73)	0	(73)
	Receive	NDDUEAFE Index	16,593	4.680% (FEDL01 plus a specified spread)	Monthly	11/03/2025	143,302	0	(524)	0	(524)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	175

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	NDDUEAFE Index	21,114	4.710% (FEDL01 plus a specified spread)	Monthly	05/07/2025	$182,347	$0	$(672)	$0	$(672)
	Receive	NDDUEAFE Index	16,555	4.650% (FEDL01 plus a specified spread)	Monthly	07/16/2025	142,974	0	(520)	0	(520)
	Receive	NDDUEAFE Index	21,114	4.690% (FEDL01 plus a specified spread)	Monthly	11/05/2025	182,347	0	(669)	0	(669)
MEI	Receive	NDDUEAFE Index	9,192	4.610% (FEDL01 plus a specified spread)	Monthly	09/24/2025	79,385	0	(286)	0	(286)
MYI	Receive	NDDUEAFE Index	35,615	4.550% (FEDL01 plus a specified spread)	Monthly	04/16/2025	307,582	0	(1,095)	0	(1,095)
	Receive	NDDUEAFE Index	10,755	4.635% (FEDL01 plus a specified spread)	Monthly	06/04/2025	92,883	0	(337)	0	(337)
	Receive	NDDUEAFE Index	1,781	4.680% (FEDL01 plus a specified spread)	Monthly	06/04/2025	15,381	0	(56)	0	(56)
	Receive	NDDUEAFE Index	41,678	4.840% (FEDL01 plus a specified spread)	Maturity	01/21/2026	336,921	0	17,027	17,027	0
SOG	Receive	NDDUEAFE Index	55,542	4.675% (FEDL01 plus a specified spread)	Monthly	01/21/2026	479,678	0	(1,754)	0	(1,754)
UAG	Receive	NDDUEAFE Index	12,977	4.630% (FEDL01 plus a specified spread)	Monthly	07/02/2025	112,073	0	(406)	0	(406)
	Receive	NDDUEAFE Index	12,520	4.650% (FEDL01 plus a specified spread)	Monthly	08/20/2025	108,127	0	(393)	0	(393)

								$0	$7,302	$17,059	$(9,757)

Total Swap Agreements								$22,936	$6,814	$39,647	$(9,897)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$998	$0	$0	$998	$(482)	$0	$0	$(482)	$516	$(1,080)	$(564)
BOA	62	0	3,077	3,139	(390)	0	0	(390)	2,749	(2,630)	119
BPS	3,619	0	2,979	6,598	(2,068)	(5)	(1,714)	(3,787)	2,811	(9,875)	(7,064)
BRC	63	1,219	0	1,282	(2,914)	(1,022)	0	(3,936)	(2,654)	5,188	2,534
BSH	493	0	0	493	(824)	0	0	(824)	(331)	542	211
CBK	3,157	1	0	3,158	(2,783)	(5)	(1,258)	(4,046)	(888)	(4,256)	(5,144)
DUB	3,335	0	38	3,373	(11,258)	0	0	(11,258)	(7,885)	9,715	1,830
FAR	1,061	0	32	1,093	(34,441)	(48)	0	(34,489)	(33,396)	34,461	1,065
GLM	1,497	0	0	1,497	(850)	(90)	0	(940)	557	(480)	77
GST	0	0	1,869	1,869	0	(37)	(599)	(636)	1,233	(2,710)	(1,477)
IND	1,374	0	0	1,374	(1,374)	0	0	(1,374)	0	0	0
JPM	2,183	0	14,625	16,808	(928)	(4)	(1,861)	(2,793)	14,015	(21,880)	(7,865)
MBC	751	0	0	751	(1,672)	0	0	(1,672)	(921)	694	(227)
MEI	0	0	0	0	0	0	(286)	(286)	(286)	(1,090)	(1,376)
MYC	0	17	0	17	0	(33)	0	(33)	(16)	(80)	(96)
MYI	3,725	0	17,027	20,752	(9,569)	0	(1,488)	(11,057)	9,695	(23,669)	(13,974)
NGF	182	0	0	182	0	(6)	0	(6)	176	(142)	34
RBC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
SAL	0	0	0	0	0	0	(138)	(138)	(138)	0	(138)
SCX	254	0	0	254	(377)	0	0	(377)	(123)	0	(123)
SOG	63	0	0	63	(46)	0	(1,754)	(1,800)	(1,737)	(6,580)	(8,317)
SSB	570	0	0	570	(5,760)	0	0	(5,760)	(5,190)	5,987	797
UAG	1,480	0	0	1,480	(6,377)	0	(799)	(7,176)	(5,696)	2,775	(2,921)

Total Over the Counter	$24,867	$1,237	$39,647	$65,751	$(82,113)	$(1,253)	$(9,897)	$(93,263)

(j)

Securities with an aggregate market value of $59,362 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

176	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$214	$214
Swap Agreements	0	58	0	0	1,595	1,653

	$0	$58	$0	$0	$1,809	$1,867

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$24,867	$0	$24,867
Purchased Options	0	0	0	0	1,237	1,237
Swap Agreements	0	22,588	17,059	0	0	39,647

	$0	$22,588	$17,059	$24,867	$1,237	$65,751

	$0	$22,646	$17,059	$24,867	$3,046	$67,618

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$73	$73
Futures	0	0	1,126	0	265	1,391
Swap Agreements	0	38	0	0	2,180	2,218

	$0	$38	$1,126	$0	$2,518	$3,682

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$82,113	$0	$82,113
Written Options	0	44	0	0	1,209	1,253
Swap Agreements	0	140	9,757	0	0	9,897

	$0	$184	$9,757	$82,113	$1,209	$93,263

	$0	$222	$10,883	$82,113	$3,727	$96,945

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	177

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$426	$426
Futures	0	0	(4,647)	0	641	(4,006)
Swap Agreements	0	9,813	0	0	5,593	15,406

	$0	$9,813	$(4,647)	$0	$6,660	$11,826

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$141,888	$0	$141,888
Purchased Options	0	0	0	0	(230)	(230)
Written Options	0	0	0	0	2,152	2,152
Swap Agreements	0	1,041	95,424	0	0	96,465

	$0	$1,041	$95,424	$141,888	$1,922	$240,275

	$0	$10,854	$90,777	$141,888	$8,582	$252,101

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(27)	$(27)
Futures	0	0	(692)	0	4,904	4,212
Swap Agreements	0	(3,179)	0	0	(11,203)	(14,382)

	$0	$(3,179)	$(692)	$0	$(6,326)	$(10,197)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(93,519)	$0	$(93,519)
Purchased Options	0	0	0	0	(445)	(445)
Written Options	0	7	0	0	423	430
Swap Agreements	0	(488)	(91,523)	0	0	(92,011)

	$0	$(481)	$(91,523)	$(93,519)	$(22)	$(185,545)

	$0	$(3,660)	$(92,215)	$(93,519)	$(6,348)	$(195,742)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,723	$3,136	$7,859
Corporate Bonds & Notes
Banking & Finance	0	108,316	0	108,316
Industrials	0	35,443	0	35,443
Utilities	0	43,121	0	43,121
Municipal Bonds & Notes
California	0	1,992	0	1,992
Illinois	0	2,984	0	2,984
Pennsylvania	0	103	0	103
U.S. Government Agencies	0	1,608,752	0	1,608,752
U.S. Treasury Obligations	0	200,903	0	200,903
Non-Agency Mortgage-Backed Securities	0	269,588	0	269,588
Asset-Backed Securities
Automobile ABS Other	0	5,291	0	5,291
Automobile Sequential	0	202,605	0	202,605
CMBS Other	0	43,129	0	43,129
CMBS Subordinated	0	7,234	0	7,234
Credit Card Bullet	0	70,110	0	70,110
Home Equity Other	0	211,941	0	211,941
Home Equity Sequential	0	247	0	247
Whole Loan Collateral	0	21,761	0	21,761
Other ABS	0	283,706	6,434	290,140
Sovereign Issues	0	221,034	0	221,034
Common Stocks
Communication Services	919	0	0	919
Consumer Discretionary	5,952	0	0	5,952
Consumer Staples	2,105	0	0	2,105

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Energy	$1,068	$0	$0	$1,068
Financials	10,693	0	0	10,693
Health Care	6,962	0	0	6,962
Industrials	5,482	0	0	5,482
Information Technology	8,198	0	0	8,198
Materials	2,229	0	0	2,229
Short-Term Instruments
Commercial Paper	0	181,468	0	181,468
Repurchase Agreements	0	1,055,300	0	1,055,300
U.S. Treasury Bills	0	58,658	0	58,658

	$43,608	$4,638,409	$9,570	$4,691,587

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$322,301	$0	$0	$322,301

Total Investments	$365,909	$4,638,409	$9,570	$5,013,888

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(104,517)	$0	$(104,517)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	1,865	0	1,867
Over the counter	0	65,713	38	65,751

	$2	$67,578	$38	$67,618

178	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(132)	$(2,530)	$0	$(2,662)
Over the counter	0	(93,263)	0	(93,263)

	$(132)	$(95,793)	$0	$(95,925)

Total Financial Derivative Instruments	$(130)	$(28,215)	$38	$(28,307)

Totals	$365,779	$4,505,677	$9,608	$4,881,064

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	179

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.8%

CORPORATE BONDS & NOTES 6.6%

BANKING & FINANCE 4.0%

American Express Co.
5.284% due 07/26/2035 •		$500	$500

Bank of America Corp.
1.734% due 07/22/2027 •		300	289

Bank of Nova Scotia
5.450% due 08/01/2029		500	514

Barclays PLC
5.501% due 08/09/2028 •		200	203
7.437% due 11/02/2033 •		300	335

Citibank NA
4.838% due 08/06/2029		200	202

Extra Space Storage LP
5.400% due 06/15/2035		100	100

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		200	191
5.800% due 03/05/2027		200	201
5.800% due 03/08/2029		200	198

Host Hotels & Resorts LP
5.500% due 04/15/2035		100	98

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	203

Jackson National Life Global Funding
5.600% due 04/10/2026		500	505

JPMorgan Chase & Co.
3.782% due 02/01/2028 •		400	395
5.040% due 01/23/2028 •		100	101

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		200	205

Morgan Stanley
1.512% due 07/20/2027 •		500	481
4.654% due 10/18/2030 •		100	99

Nomura Holdings, Inc.
5.783% due 07/03/2034		200	205

Prologis LP
4.200% due 02/15/2033	CAD	100	70
5.000% due 01/31/2035		$100	99

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		200	206

UBS Group AG
4.751% due 05/12/2028 •		400	400

VICI Properties LP
4.750% due 02/15/2028		400	400

			6,200

INDUSTRIALS 1.3%

Bayer U.S. Finance LLC
6.500% due 11/21/2033		200	210

Boeing Co.
6.528% due 05/01/2034		200	214

Occidental Petroleum Corp.
5.550% due 10/01/2034		600	587

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		300	287

Sands China Ltd.
2.850% due 03/08/2029		400	362

T-Mobile USA, Inc.
3.875% due 04/15/2030		100	96
4.200% due 10/01/2029		200	196

United Airlines Pass-Through Trust
5.875% due 04/15/2029		85	87

			2,039

UTILITIES 1.3%

Edison International
6.250% due 03/15/2030		100	101

ONEOK, Inc.
5.050% due 11/01/2034		600	580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
4.500% due 07/01/2040	$100	$85
5.700% due 03/01/2035	100	100
6.150% due 03/01/2055	100	98
6.700% due 04/01/2053	500	521

Southern California Edison Co.
4.875% due 02/01/2027	100	100
5.150% due 06/01/2029	400	403

		1,988

Total Corporate Bonds & Notes (Cost $10,205)		10,227

U.S. GOVERNMENT AGENCIES 51.3%

Fannie Mae
4.000% due 04/25/2042	453	434
4.202% due 10/01/2029 ~	900	895
4.300% due 12/01/2029	601	599
4.705% due 09/01/2031 •	1,700	1,718
4.834% due 07/25/2037 •	1	1
4.854% due 09/25/2035 •	2	2
4.864% due 09/25/2035 •	3	3
5.174% due 06/25/2037 •	6	6
5.300% due 11/01/2030	800	831

Freddie Mac
3.000% due 09/01/2032	427	413
4.000% due 07/15/2042	427	399
5.000% due 03/01/2038	80	81
5.033% due 06/15/2041 •	29	29
5.163% due 08/15/2037 •	6	6
5.173% due 10/15/2037 •	1	1
5.183% due 05/15/2037 - 09/15/2037 •	7	8
5.280% due 11/25/2054 •	694	695
5.440% due 11/25/2054 •	736	734
5.500% due 07/01/2028 - 07/01/2038	5	4

Ginnie Mae
3.500% due 01/15/2042 - 06/15/2045	194	183
4.640% due 11/20/2062 •	27	27
5.000% due 08/15/2038 - 05/15/2039	27	29
6.000% due 08/15/2037	13	14

Ginnie Mae, TBA
4.500% due 05/01/2055	670	643
5.000% due 04/01/2055	2,350	2,312

U.S. Small Business Administration
4.430% due 05/01/2029	3	3
5.290% due 12/01/2027	1	1
6.220% due 12/01/2028	1	1

Uniform Mortgage-Backed Security
3.000% due 01/01/2027	51	51
3.500% due 09/01/2047 - 08/01/2048	725	663
4.000% due 07/01/2025 - 09/01/2025	1	0
4.500% due 01/01/2035 - 12/01/2054	2,734	2,632
5.000% due 02/01/2053	724	712
5.500% due 01/01/2033 - 09/01/2041	267	270
5.500% due 04/01/2054 - 05/01/2054	1,906	1,904
6.000% due 07/01/2036 - 05/01/2041	87	90

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	3,700	3,206
4.000% due 05/01/2055 - 06/01/2055	12,310	11,449
4.500% due 05/01/2055	4,200	4,016
5.000% due 04/01/2055	4,500	4,411
5.500% due 05/01/2055	1,400	1,397
6.000% due 06/01/2055	17,600	17,842
6.500% due 06/01/2055	19,560	20,137

Total U.S. Government Agencies (Cost $78,762)		78,852

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 7.3%

U.S. Treasury Bonds
3.875% due 05/15/2043 (g)		$2,100	$1,917
4.125% due 08/15/2053		1,600	1,475
4.625% due 05/15/2044		2,000	2,007

U.S. Treasury Inflation Protected Securities (d)
1.875% due 07/15/2034		3,644	3,679
2.125% due 04/15/2029		2,054	2,115

Total U.S. Treasury Obligations (Cost $11,350)			11,193

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%

American Home Mortgage Assets Trust
4.625% due 10/25/2046 •		1,921	988

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	592	767

BCAP LLC Trust
5.122% due 03/27/2037 •		$139	118

Bear Stearns ALT-A Trust
4.630% due 11/25/2035 •		882	802
4.755% due 02/25/2034 ~		4	3
4.755% due 06/25/2046 •		199	179
4.775% due 04/25/2037 •		181	160

ChaseFlex Trust
5.035% due 07/25/2037 •		856	742

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.665% due 07/25/2036 •		64	60

Citigroup Mortgage Loan Trust
5.793% due 06/25/2036 ~		17	16
6.170% due 09/25/2062 þ		865	866

Countrywide Alternative Loan Trust
4.598% due 03/25/2047 •		880	694
4.755% due 02/25/2047 •		6	6
4.785% due 05/25/2037 ~		541	168
4.795% due 05/25/2047 ~		40	36
4.915% due 08/25/2047 •		657	578
5.635% due 02/25/2036 ~		4	4
6.000% due 12/25/2034		481	432

Countrywide Home Loan Mortgage Pass-Through Trust
5.160% due 11/25/2034 •		1	1

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.735% due 03/25/2037 •		240	224

First Horizon Mortgage Pass-Through Trust
6.351% due 11/25/2037 •		66	50

GSR Mortgage Loan Trust
6.000% due 03/25/2037		1	1
6.250% due 10/25/2036		67	62
6.697% due 09/25/2035 •		2	2

IndyMac INDX Mortgage Loan Trust
4.835% due 11/25/2046 •		528	503
4.975% due 10/25/2036 •		137	56

JP Morgan Mortgage Trust
5.211% due 08/25/2034 •		3	3
5.590% due 07/25/2035 ~		101	97

Luminent Mortgage Trust
4.835% due 10/25/2046 •		2,107	1,914

Merrill Lynch Mortgage Investors Trust
5.312% due 09/25/2035 •		13	10

Morgan Stanley Mortgage Loan Trust
4.715% due 01/25/2036 •		240	128

New York Mortgage Trust
5.250% due 07/25/2062 þ		557	554

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		2	1

PRKCM Trust
6.584% due 09/25/2058 þ		499	504

Residential Accredit Loans, Inc. Trust
4.775% due 01/25/2037 ~		184	160
4.805% due 08/25/2036 •		61	56
5.995% due 09/25/2045 •		5	4
6.000% due 03/25/2037		577	490

Structured Adjustable Rate Mortgage Loan Trust
4.735% due 02/25/2037 •		100	98

180	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments Trust
4.695% due 03/25/2037 ~		$3	$1

Taurus U.K. DAC
5.316% due 05/17/2031 •	GBP	298	384

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~		$446	434
3.750% due 05/25/2058 ~		351	343

Trinity Square PLC
5.470% due 07/15/2059 ~	GBP	426	551

Verus Securitization Trust
6.443% due 08/25/2068 þ		$362	366

Wachovia Mortgage Loan Trust LLC
7.507% due 10/20/2035 ~		24	23

WaMu Mortgage Pass-Through Certificates Trust
3.474% due 01/25/2037 ~		42	35
4.846% due 08/25/2046 ~		273	250
5.555% due 09/25/2046 •		579	525
5.635% due 02/25/2046 ~		12	11
5.835% due 11/25/2042 •		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $14,629)			14,465

ASSET-BACKED SECURITIES 30.0%

AUTOMOBILE ABS OTHER 1.2%

Carvana Auto Receivables Trust
5.050% due 05/12/2031		500	502

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		700	699
4.640% due 01/15/2030		600	600

Westlake Automobile Receivables Trust
5.019% due 10/15/2026 •		48	48

			1,849

AUTOMOBILE SEQUENTIAL 3.5%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		400	411
6.120% due 04/20/2027		1,000	1,012

BMW Vehicle Owner Trust
5.470% due 02/25/2028		472	475

Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	101
5.430% due 10/15/2026		73	73

Drive Auto Receivables Trust
5.830% due 12/15/2026		27	27

Fifth Third Auto Trust
5.800% due 11/16/2026		31	31

GECU Auto Receivables Trust
5.950% due 03/15/2027		113	113

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		127	127
6.040% due 03/15/2027		63	63

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	304

Hertz Vehicle Financing LLC
5.440% due 01/25/2029		800	812
5.490% due 06/25/2027		600	604

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		127	124
5.320% due 09/25/2030		168	168
5.380% due 11/25/2030		111	111
7.130% due 01/26/2032		281	283

SBNA Auto Lease Trust
5.450% due 01/20/2026		88	88

Veros Auto Receivables Trust
7.120% due 11/15/2028		92	92

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		48	48
6.230% due 01/15/2027		324	325

			5,392

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 4.1%

AREIT Trust
6.561% due 06/17/2039 ~	$1,386	$1,388
7.113% due 06/17/2039 •	1,300	1,303

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •	314	308

MF1 Ltd.
6.067% due 02/19/2037 •	1,300	1,305

Starwood Commercial Mortgage Trust
6.149% due 11/15/2038 •	2,000	1,990

		6,294

HOME EQUITY OTHER 11.4%

ACE Securities Corp. Home Equity Loan Trust
4.715% due 07/25/2036 •	295	222
8.935% due 08/25/2040 •	691	646

Argent Securities Trust
4.735% due 07/25/2036 •	440	392
4.755% due 05/25/2036 •	2,757	665

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.784% due 01/25/2034 •	312	296

Bear Stearns Asset-Backed Securities Trust
4.755% due 08/25/2036 ~	78	75

Citigroup Mortgage Loan Trust
4.755% due 09/25/2036 •	831	632

Countrywide Asset-Backed Certificates Trust
4.575% due 01/25/2037 •	4,180	3,891
4.835% due 09/25/2047 •	295	276
4.915% due 03/25/2036 ~	62	56
5.470% due 12/25/2035 •	770	762
5.500% due 07/25/2035 •	37	37

Ellington Loan Acquisition Trust
5.485% due 05/25/2037 •	276	270

GSAMP Trust
4.505% due 12/25/2036 ~	4	2
4.895% due 01/25/2037 •	902	771

HSI Asset Securitization Corp. Trust
4.575% due 01/25/2037 •	426	321

MASTR Asset-Backed Securities Trust
4.535% due 01/25/2037 •	5	1

Merrill Lynch Mortgage Investors Trust
4.735% due 08/25/2037 •	1,017	500
4.955% due 02/25/2037 •	1,849	523

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 01/25/2037 ~	1,897	864
4.650% due 03/25/2037 •	1,471	581

NovaStar Mortgage Funding Trust
4.935% due 09/25/2036 ~	995	391

Option One Mortgage Loan Trust
4.655% due 04/25/2037 ~	653	447
4.655% due 05/25/2037 •	385	232
4.975% due 01/25/2036 •	813	763
5.215% due 02/25/2035 •	530	503

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ	207	68

Securitized Asset-Backed Receivables LLC Trust
4.915% due 07/25/2036 •	291	114

SG Mortgage Securities Trust
4.795% due 02/25/2036 •	1,556	762

Soundview Home Loan Trust
4.515% due 06/25/2037 ~	2	1
4.645% due 06/25/2037 •	447	293
4.655% due 02/25/2037 ~	1,403	376
4.735% due 03/25/2037 •	83	79

Structured Asset Securities Corp. Mortgage Loan Trust
4.855% due 02/25/2037 •	225	221

WaMu Asset-Backed Certificates WaMu Trust
4.795% due 04/25/2037 •	3,971	1,452

		17,485

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 0.5%

PRET LLC
4.744% due 07/25/2051 þ		$276	$275
5.487% due 10/25/2051 þ		451	451

			726

OTHER ABS 9.3%

37 Capital CLO Ltd.
5.582% due 10/15/2034 ~		500	500

AIMCO CLO
5.553% due 10/17/2034 ~		500	500

Albacore Euro CLO Ltd.
3.824% due 10/18/2034 •	EUR	700	757

Anchorage Credit Funding Ltd.
3.000% due 01/21/2040		$300	280

Carlyle Euro CLO DAC
3.446% due 08/15/2032 •	EUR	674	729

CRB Securitization Trust
6.960% due 10/20/2033		$189	190

CVC Cordatus Loan Fund DAC
3.131% due 09/15/2031 •	EUR	399	431
3.871% due 10/23/2034 •		464	502

Gallatin CLO Ltd.
6.214% due 07/15/2031 •		$600	602

Guggenheim CLO Ltd.
5.473% due 01/15/2035 •		800	800

Invesco Euro CLO DAC
3.725% due 10/30/2038 •	EUR	500	540

Jamestown CLO Ltd.
5.570% due 07/25/2035 •		$500	500

KKR CLO Ltd.
5.964% due 04/15/2031 •		400	401
6.155% due 07/18/2030 •		800	801

Madison Park Funding Ltd.
5.540% due 10/22/2034 ~		500	500

Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	500	522
4.485% due 10/15/2032 •		1,000	1,083

Marlette Funding Trust
5.950% due 11/15/2032		$44	44

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		441	407

Pagaya AI Debt Grantor Trust
5.329% due 10/15/2032		500	500
5.628% due 07/15/2032		500	503

Pagaya AI Debt Selection Trust
5.331% due 01/15/2032		396	398
7.573% due 08/15/2031		362	368

Symphony CLO Ltd.
5.473% due 04/18/2033 •		500	501

TCI-Symphony CLO Ltd.
6.101% due 10/13/2032 •		1,000	1,002

TCW CLO Ltd.
5.622% due 08/16/2034 •		500	499

Theorem Funding Trust
6.060% due 12/15/2028		42	42

Tralee CLO Ltd.
6.062% due 10/25/2032 •		400	401

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		54	54

			14,357

Total Asset-Backed Securities (Cost $49,522)			46,103

SOVEREIGN ISSUES 8.4%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (c)	BRL	6,300	1,069
0.000% due 10/01/2025 (c)		4,700	769

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	2,900	124

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	181

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	3,706	$158
3.000% due 12/03/2026 (d)		8,422	396
4.000% due 11/30/2028 (d)		1,853	88
4.000% due 08/24/2034 (d)		15,833	721
8.500% due 03/01/2029		7,900	382

Peru Government International Bond
5.400% due 08/12/2034	PEN	3,400	844
6.150% due 08/12/2032		9,600	2,625
6.900% due 08/12/2037		900	242
6.950% due 08/12/2031		1,100	320
7.300% due 08/12/2033		1,100	316

Province of Quebec
4.450% due 09/01/2034	CAD	2,300	1,707

Republic of Poland Government International Bond
4.750% due 07/25/2029	PLN	2,000	506

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	4,700	228
8.000% due 01/31/2030		5,600	293
8.250% due 03/31/2032		2,500	125
8.500% due 01/31/2037		3,200	145
9.000% due 01/31/2040		14,000	631

Saudi Government International Bond
5.625% due 01/13/2035		$800	823

Turkey Government International Bond
44.165% due 09/06/2028 ~	TRY	7,300	181
45.031% due 05/20/2026 ~		100	3
45.031% due 05/17/2028 ~		7,800	195

Total Sovereign Issues (Cost $12,800)			12,891

		SHARES
COMMON STOCKS 1.4%

COMMUNICATION SERVICES 0.0%

Verizon Communications, Inc.		309	14

Walt Disney Co.		309	30

			44

CONSUMER DISCRETIONARY 0.2%

Amazon.com, Inc. (b)		309	59

Home Depot, Inc.		309	113

McDonald’s Corp.		309	96

NIKE, Inc. ‘B’		309	20

			288

CONSUMER STAPLES 0.1%

Coca-Cola Co.		309	22

Procter & Gamble Co.		309	53

Walmart, Inc.		309	27

			102

	SHARES	MARKET VALUE (000S)
ENERGY 0.0%

Chevron Corp.	309	$52

FINANCIALS 0.3%

American Express Co.	309	83

Goldman Sachs Group, Inc.	309	169

JPMorgan Chase & Co.	309	76

Travelers Cos., Inc.	309	82

Visa, Inc. ‘A’	309	108

		518

HEALTH CARE 0.2%

Amgen, Inc.	309	96

Johnson & Johnson	309	51

Merck & Co., Inc.	309	28

UnitedHealth Group, Inc.	309	162

		337

INDUSTRIALS 0.2%

3M Co.	309	45

Boeing Co. (b)	309	53

Caterpillar, Inc.	309	102

Honeywell International, Inc.	309	65

		265

INFORMATION TECHNOLOGY 0.3%

Apple, Inc.	309	69

Cisco Systems, Inc.	309	19

International Business Machines Corp.	309	77

Microsoft Corp.	309	116

NVIDIA Corp.	309	33

Salesforce, Inc.	309	83

		397

MATERIALS 0.1%

Sherwin-Williams Co.	309	108

Total Common Stocks (Cost $1,873)		2,111

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.4%

COMMERCIAL PAPER 6.0%

AES Corp.
4.850% due 04/01/2025	$790	790

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Alimentation Couche-Tard, Inc.
4.570% due 04/10/2025	$780	$779

Aon Corp.
4.550% due 04/10/2025	790	789

Broadcom, Inc.
4.570% due 04/24/2025	870	867

Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (a)	780	777

Conagra Brands, Inc.
4.750% due 04/02/2025	780	780

Crown Castle, Inc.
4.910% due 04/29/2025	790	787

Enbridge U.S., Inc.
4.650% due 04/14/2025	1,220	1,218

Global Payments, Inc.
5.000% due 04/07/2025	780	779

Jabil, Inc.
4.820% due 04/11/2025	780	779

Keurig Dr. Pepper, Inc.
4.600% due 04/23/2025	830	828

		9,173

REPURCHASE AGREEMENTS (e) 10.4%
		15,900

Total Short-Term Instruments (Cost $25,074)		25,073

Total Investments in Securities (Cost $204,215)		200,915

	SHARES
INVESTMENTS IN AFFILIATES 11.7%

SHORT-TERM INSTRUMENTS 11.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.7%

PIMCO Short-Term Floating NAV Portfolio III	1,846,514	17,974

Total Short-Term Instruments (Cost $17,975)		17,974

Total Investments in Affiliates (Cost $17,975)		17,974

Total Investments 142.5% (Cost $222,190)		$218,889

Financial Derivative Instruments (f)(h) (0.7)% (Cost or Premiums, net $3,955)		(1,076)

Other Assets and Liabilities, net (41.8)%		(64,233)

Net Assets 100.0%		$153,580

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

182	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	4.380%	03/31/2025	04/01/2025	$15,900	U.S. Treasury Notes 4.125% due 01/31/2027	$(16,227)	$15,900	$15,902

Total Repurchase Agreements						$(16,227)	$15,900	$15,902

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.5)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$6,000	$(5,385)	$(5,408)

Total Short Sales (3.5)%				$(5,385)	$(5,408)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$15,902	$0	$0	$15,902	$(16,227)	$(325)

Total Borrowings and Other Financing Transactions	$15,902	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(269) at a weighted average interest rate of 5.421%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	1	$1	$0	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	1	1	0	0
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	3	3	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	1	1	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	1	1	0	0
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	3	3	(1)	(1)

Total Written Options					$(3)	$(3)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2025	64	$6,922	$3	$0	$(2)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	38	4,337	100	4	0

				$103	$4	$(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	183

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Mini MSCI EAFE Index June Futures	06/2025	22	$(2,658)	$40	$19	$(3)
U.S. Treasury 10-Year Note June Futures	06/2025	26	(2,892)	(18)	0	(1)
U.S. Treasury Long-Term Bond June Futures	06/2025	1	(117)	(3)	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	10	(1,223)	(5)	0	(4)

				$14	$19	$(8)

Total Futures Contracts				$117	$23	$(10)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
											Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.514%	$		300	$(1)	$6	$5	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.269			100	1	0	1	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401			100	2	(1)	1	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328		EUR	200	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.359			100	0	2	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097	$		400	5	1	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462			470	93	(57)	36	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838			625	75	5	80	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.688		EUR	500	(5)	10	5	0	0

								$171	$(34)	$137	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$10,040	$(217)	$24	$(193)	$0	$0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030	7,600	(152)	12	(140)	0	0

					$(369)	$36	$(333)	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	9,900	$(270)	$(23)	$(293)	$43	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$14,800	218	(64)	154	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		2,080	(24)	25	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		3,400	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		800	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		1,390	0	9	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		2,440	23	(11)	12	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,200	6	(10)	(4)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,700	1,527	679	2,206	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,100	399	6	405	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,100	82	(60)	22	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,830	6	20	26	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		280	(1)	(7)	(8)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		300	(1)	(5)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,450	(53)	100	47	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0

184	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.896%	Annual	01/08/2035		$100	$0	$1	$1	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,700	26	21	47	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		4,600	886	1,279	2,165	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		200	46	29	75	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,550	83	229	312	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,100	80	230	310	0	(13)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034	EUR	100	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(1)	(1)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(1)	(1)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(3)	(3)	1	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,000	0	(11)	(11)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,800	(21)	85	64	21	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,200	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(4)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		90	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(1)	(1)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		4,500	(192)	12	(180)	19	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		1,840	152	(2)	150	0	(15)
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	7,400	0	(13)	(13)	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	100	0	0	0	0	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		1,500	0	(19)	(19)	0	(4)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		700	0	(13)	(13)	0	(2)
Receive	CPURNSA	0.000	Maturity	03/25/2030		$3,400	0	17	17	3	0
Receive	CPURNSA	0.000	Maturity	03/27/2030		2,800	0	12	12	3	0
Receive	CPURNSA	2.453	Maturity	07/20/2052		1,000	0	7	7	0	0

							$2,959	$2,507	$5,466	$101	$(125)

Total Swap Agreements							$2,761	$2,509	$5,270	$101	$(126)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$23	$101	$124	$(3)	$(10)	$(126)	$(139)

(g)

Securities with an aggregate market value of $560 and cash of $4,162 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	185

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	6,462		$43	$0	$0
	04/2025		$2,542	AUD	4,018	0	(31)
	04/2025		33	JPY	4,949	0	0
	04/2025		50	SGD	67	0	0
	05/2025	AUD	4,018		$2,542	31	0
	05/2025	CNH	1,778		243	0	(3)
	05/2025	SGD	67		50	0	0
	05/2025		$887	CNH	6,420	0	(1)
	05/2025		43	JPY	6,441	0	0
	06/2025	CNH	3,249		$444	0	(5)
	06/2025		$257	CNH	1,859	0	0
	07/2025	CNH	3,195		$443	1	0
	08/2025		3,195		443	0	(1)

BOA	04/2025	AUD	147		91	0	0
	04/2025	CAD	54		37	0	0
	04/2025	EUR	308		333	0	0
	04/2025		$116	CHF	103	0	0
	04/2025		95	IDR	1,579,479	0	0
	04/2025		139	INR	12,043	2	0
	04/2025		401	ZAR	7,293	0	(4)
	05/2025	CNH	1,738		$238	0	(2)
	05/2025	HKD	548		71	0	0
	05/2025	IDR	694,673		42	0	0
	05/2025		$49	INR	4,218	0	0
	06/2025	CNH	2,881		$397	0	(2)
	06/2025		$116	CNH	837	0	0
	06/2025		601	PLN	2,324	0	(3)
	08/2025	CNH	1,452		$203	1	0
	08/2025	TWD	62		2	0	0

BPS	04/2025	AUD	954		601	5	0
	04/2025	BRL	3,734		650	0	(4)
	04/2025	CAD	840		587	3	0
	04/2025	CZK	2,811		116	0	(6)
	04/2025	EUR	4,905		5,143	0	(161)
	04/2025	GBP	1,323		1,677	0	(32)
	04/2025	IDR	3,251,273		196	1	0
	04/2025	JPY	11,733		78	0	0
	04/2025	KRW	1,171,288		800	4	0
	04/2025	TRY	1,542		39	0	0
	04/2025	TWD	73,739		2,243	22	0
	04/2025		$341	AUD	539	0	(4)
	04/2025		651	BRL	3,734	4	0
	04/2025		141	EUR	130	0	(1)
	04/2025		822	IDR	13,516,092	0	(11)

186	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$256	INR	22,176	$3	$0
	04/2025		350	JPY	52,228	0	(2)
	04/2025		304	KRW	442,085	0	(4)
	04/2025		32	SGD	43	0	0
	04/2025		1,446	TWD	47,499	0	(16)
	04/2025	ZAR	4,497		$245	0	0
	05/2025	CNH	6,086		837	0	(3)
	05/2025	IDR	2,046,023		123	0	0
	05/2025	SGD	43		32	0	0
	05/2025		$169	IDR	2,810,519	0	(1)
	05/2025		442	INR	37,900	1	0
	05/2025		78	JPY	11,694	0	0
	06/2025	CNH	3,944		$541	0	(5)
	06/2025	KRW	30,210		21	1	0
	06/2025	TRY	10,368		264	14	0
	06/2025		$36	CNH	263	0	0
	06/2025		584	PLN	2,270	4	(3)
	07/2025	TWD	13,266		$408	6	0
	08/2025	CNH	7,257		1,010	2	0
	08/2025	TWD	33,908		1,038	8	0
	10/2025	BRL	1,700		284	0	(2)

BRC	04/2025	GBP	136		176	1	0
	04/2025	ILS	1,486		401	2	0
	04/2025	INR	1,105		13	0	0
	04/2025	TRY	3,949		102	0	0
	04/2025	TWD	6,164		188	2	0
	04/2025		$172	IDR	2,816,806	0	(3)
	04/2025		199	ILS	730	0	(3)
	04/2025		13	INR	1,104	0	0
	04/2025		316	TRY	12,187	0	(4)
	05/2025	INR	1,107		$13	0	0
	05/2025	TRY	3,040		78	1	0
	05/2025		$176	GBP	136	0	(1)
	05/2025		29	TRY	1,120	0	(1)
	06/2025	TRY	6,545		$161	4	0
	06/2025		$4	PLN	15	0	0
	06/2025		532	TRY	21,006	0	(25)

BSH	04/2025	AUD	3,456		$2,190	30	0
	04/2025	JPY	61,629		410	0	(1)
	04/2025	PEN	6,268		1,645	0	(60)
	05/2025		$410	JPY	61,422	1	0
	06/2025	PEN	3,225		$875	1	(2)
	06/2025		$76	PLN	292	0	(1)

CBK	04/2025	BRL	6,245		$1,090	0	(5)
	04/2025	CHF	691		785	4	0
	04/2025	DKK	151		21	0	(1)
	04/2025	IDR	4,521,942		273	1	0
	04/2025	ILS	1,138		312	6	0
	04/2025	PEN	1,744		469	0	(6)
	04/2025	TWD	55,410		1,691	23	0
	04/2025		$1,088	BRL	6,245	7	0
	04/2025		4,831	CAD	6,883	0	(48)
	04/2025		109	CHF	96	0	0
	04/2025		412	EUR	381	0	0
	04/2025		176	GBP	136	0	0
	04/2025		477	IDR	7,822,563	0	(8)
	04/2025		51	INR	4,375	0	0
	04/2025		22	KRW	32,181	0	0
	04/2025		1,382	PEN	5,058	0	(6)
	04/2025		1,843	TWD	60,400	0	(24)
	05/2025	CAD	6,569		$4,618	47	0
	05/2025	IDR	2,504,428		151	1	0
	05/2025		$169	IDR	2,803,546	0	(1)
	06/2025	CNH	1,277		$176	0	0
	06/2025	KRW	2,064,205		1,437	31	0
	06/2025	PEN	843		230	1	0
	06/2025		$110	CNH	797	0	0
	07/2025	TWD	22,583		$694	10	0
	07/2025		$1,090	BRL	6,368	5	0
	08/2025	PEN	1,308		$350	0	(5)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	187

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	TWD	25,208		$774	$8	$0
	09/2025	PEN	4,552		1,239	5	0

DUB	04/2025	EUR	356		373	0	(12)
	04/2025	ILS	1,148		316	7	0
	04/2025	JPY	29,400		200	4	0
	04/2025	NZD	21		12	0	0
	04/2025	SGD	2		2	0	0
	04/2025		$23	DKK	162	0	0
	04/2025		518	IDR	8,590,739	0	(3)
	04/2025		65	INR	5,614	0	0
	04/2025		12	NZD	21	0	0
	04/2025		312	PEN	1,136	0	(3)
	04/2025		26	SGD	34	0	0
	05/2025	DKK	162		$23	0	0
	05/2025	IDR	304,924		18	0	0
	05/2025	PEN	252		66	0	(2)
	05/2025	SGD	34		26	0	0
	05/2025		$12	NZD	21	0	0
	06/2025	KRW	1,570,531		$1,093	24	0
	08/2025		$139	CNH	993	0	(1)
	09/2025	PEN	1,140		$312	3	0

FAR	04/2025	BRL	1,419		247	0	(2)
	04/2025	CHF	1,967		2,206	0	(17)
	04/2025	DKK	240		34	0	(1)
	04/2025	ILS	1,030		284	7	0
	04/2025	JPY	44,092		293	0	(1)
	04/2025		$247	BRL	1,419	2	0
	04/2025		253	JPY	37,760	0	(1)
	04/2025		33	TWD	1,073	0	0
	05/2025		226	CNH	1,631	0	(1)
	05/2025		293	JPY	43,943	1	0
	06/2025		247	BRL	1,437	2	0
	06/2025		164	PLN	635	0	0
	07/2025	CNH	1,625		$226	1	0

GLM	04/2025	BRL	23,533		4,123	20	(21)
	04/2025	CAD	74		52	0	0
	04/2025	DKK	3,400		503	10	0
	04/2025	IDR	3,829,512		231	1	0
	04/2025	PEN	904		242	0	(4)
	04/2025	TRY	91		2	0	0
	04/2025		$4,075	BRL	23,533	49	0
	04/2025		368	IDR	6,067,989	0	(5)
	04/2025		30	KRW	43,851	0	0
	05/2025	CNH	1,690		$231	0	(3)
	05/2025	IDR	1,203,389		72	0	0
	05/2025		$231	IDR	3,832,971	0	(1)
	06/2025		293	CNH	2,117	1	(1)
	06/2025		35	PLN	135	0	0
	07/2025	TWD	2,123		$65	1	0
	07/2025		$12	TWD	391	0	0
	09/2025	PEN	579		$158	1	0
	10/2025	BRL	3,000		490	0	(13)

IND	04/2025		$45	DKK	313	0	0
	05/2025	DKK	312		$45	0	0

JPM	04/2025	BRL	3,702		645	0	(4)
	04/2025	EUR	308		324	0	(9)
	04/2025	IDR	1,025,982		62	1	0
	04/2025	ILS	898		247	6	0
	04/2025	JPY	13,587		90	0	(1)
	04/2025	SGD	11		8	0	0
	04/2025	TWD	6,815		208	3	0
	04/2025		$645	BRL	3,702	3	0
	04/2025		6,222	EUR	5,768	16	0
	04/2025		73	IDR	1,206,617	0	(1)
	04/2025		104	INR	9,022	1	0
	04/2025		492	JPY	73,323	0	(3)
	04/2025		22	KRW	32,167	0	0
	04/2025		898	TWD	29,521	0	(9)
	04/2025	ZAR	1,284		$70	0	0

188	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	CNH	1,807		$247	$0	$(2)
	05/2025	EUR	5,768		6,232	0	(16)
	05/2025	IDR	801,508		48	0	0
	05/2025		$831	CNH	6,022	1	(1)
	05/2025		90	JPY	13,541	1	0
	06/2025	MXN	37,588		$1,821	3	0
	06/2025	TRY	183		4	0	0
	06/2025		$20	CNH	143	0	0
	06/2025		115	MXN	2,362	0	(1)
	06/2025		518	PLN	2,009	1	(2)
	06/2025		28	TRY	1,124	0	(1)
	07/2025	CNH	3,079		$427	0	0
	07/2025	TWD	13,227		407	6	0
	07/2025		$87	BRL	510	1	0
	08/2025	CNH	3,632		$504	1	(1)
	08/2025	TWD	23,437		717	5	0
	08/2025		$279	TWD	9,033	0	(5)

MBC	04/2025	CHF	71		$80	0	0
	04/2025	EUR	523		568	2	0
	04/2025	JPY	31,900		215	2	0
	04/2025	SGD	93		69	0	0
	04/2025	TWD	11,584		358	9	0
	04/2025		$2,861	CHF	2,528	0	(4)
	04/2025		1	DKK	9	0	0
	04/2025		534	EUR	502	11	(2)
	04/2025		401	GBP	310	0	(1)
	04/2025		330	INR	28,582	3	0
	04/2025		180	JPY	27,100	1	0
	04/2025		384	TWD	12,606	0	(4)
	04/2025	ZAR	3,614		$198	1	0
	05/2025	CHF	2,518		2,861	4	0
	05/2025	CNH	2,803		386	0	(1)
	05/2025	DKK	9		1	0	0
	05/2025	IDR	482,762		29	0	0
	05/2025		$410	CNH	2,970	1	0
	06/2025	KRW	379,093		$263	5	0
	06/2025		$212	PLN	817	0	(1)
	07/2025	CNH	1,476		$205	0	0
	07/2025	TWD	6,505		200	3	0
	08/2025	CNH	1,480		205	0	(1)
	08/2025	TWD	6,025		184	1	0
	08/2025		$125	CNH	898	0	0

MYI	04/2025	CAD	5,917		$4,157	45	0
	04/2025	DKK	3,793		559	10	(1)
	04/2025	EUR	381		411	0	(1)
	04/2025	SGD	39		29	0	0
	04/2025		$1,559	DKK	10,430	0	(47)
	04/2025		80	TWD	2,608	0	(1)
	04/2025		290	ZAR	5,310	0	(1)
	05/2025	IDR	439,314		$26	0	0
	05/2025		$412	EUR	381	1	0
	06/2025	CNH	667		$92	0	0
	06/2025		$48	PLN	189	1	0
	07/2025	BRL	6,300		$1,073	0	(10)

NGF	06/2025	KRW	459,614		323	10	0

SCX	04/2025	BRL	16,649		2,848	0	(69)
	04/2025	JPY	62,911		424	5	(1)
	04/2025	PEN	70		19	0	0
	04/2025	TWD	6,136		189	4	0
	04/2025		$2,899	BRL	16,649	18	0
	04/2025		214	IDR	3,509,538	0	(4)
	04/2025		202	JPY	30,407	0	0
	04/2025		22	KRW	32,133	0	0
	04/2025		110	TWD	3,634	0	(1)
	05/2025	CNH	2,158		$299	2	0
	05/2025	IDR	188,514		11	0	0
	05/2025		$146	JPY	21,935	1	0
	06/2025	CNH	365		$50	0	0
	06/2025		$2,848	BRL	16,860	69	0
	07/2025	PEN	1,303		$349	0	(5)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	189

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025	TWD	3,604		$110	$1	$0
	08/2025		$98	CNH	706	0	0

SOG	04/2025	BRL	1,557		$267	0	(6)
	04/2025		$271	BRL	1,557	2	0

SSB	04/2025	PEN	104		$28	0	(1)
	04/2025		$1,310	GBP	1,013	0	(1)
	05/2025	GBP	1,013		$1,310	1	0
	05/2025	PEN	435		115	0	(4)

UAG	04/2025	DKK	3,400		502	9	0
	04/2025	IDR	490,296		30	0	0
	04/2025		$30	IDR	490,296	0	0
	04/2025		268	JPY	39,834	0	(2)
	05/2025		30	IDR	490,985	0	0
	06/2025		67	PLN	257	0	0

Total Forward Foreign Currency Contracts						$709	$(829)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	19,100	$92	$76

Total Purchased Options							$92	$76

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	200	$0	$0
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	200	(1)	0
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	500	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	400	0	0
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	400	(1)	(1)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	200	0	0

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	300	0	0

						$(3)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	200	$0	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	200	0	0

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	19,100	(34)	(22)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	19,100	(57)	(40)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	100	0	(1)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	100	0	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	100	(1)	0

190	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710%	04/21/2025	100	$0	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	100	(1)	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	100	(1)	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	100	0	0

							$(104)	$(72)

Total Written Options							$(107)	$(74)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Soft Bank Group, Inc.	1.000%	Quarterly	06/20/2026	1.326%	$	100	$(1)	$0	$0	$(1)

JPM	Hochtief AG	5.000	Quarterly	12/20/2025	0.187	EUR	300	70	(58)	12	0

								$69	$(58)	$12	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	492	$95	$2	$97	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		787	156	0	156	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		394	79	(1)	78	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		3,938	813	(34)	779	0

							$1,143	$(33)	$1,110	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	NDDUEAFE Index	1,344	4.660% (FEDL01 plus a specified spread)	Monthly	09/24/2025	$11,607	$0	$(42)	$0	$(42)

FAR	Pay	DJITR Index	20	5.110%	Monthly	06/20/2025	2,111	0	1	1	0

MYI	Receive	NDDUEAFE Index	1,550	4.635% (FEDL01 plus a specified spread)	Monthly	06/04/2025	13,386	0	(49)	0	(49)
	Receive	NDDUEAFE Index	331	4.680% (FEDL01 plus a specified spread)	Monthly	06/04/2025	2,859	0	(10)	0	(10)

UAG	Receive	NDDUEAFE Index	1,809	4.630% (FEDL01 plus a specified spread)	Monthly	07/02/2025	15,623	0	(57)	0	(57)
	Receive	NDDUEAFE Index	12,144	4.645% (FEDL01 plus a specified spread)	Maturity	10/01/2025	103,811	0	(1,884)	0	(1,884)

ULO	Receive	NDDUEAFE Index	748	4.535% (FEDL01 plus a specified spread)	Monthly	05/07/2025	6,460	0	(23)	0	(23)

								$0	$(2,064)	$1	$(2,065)

Total Swap Agreements								$1,212	$(2,155)	$1,123	$(2,066)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	191

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$32	$0	$0	$32	$(41)	$0	$0	$(41)	$(9)	$0	$(9)
BOA	3	0	97	100	(11)	0	0	(11)	89	0	89
BPS	78	0	156	234	(255)	(1)	0	(256)	(22)	0	(22)
BRC	10	76	0	86	(37)	(63)	0	(100)	(14)	0	(14)
BSH	32	0	0	32	(64)	0	0	(64)	(32)	0	(32)
CBK	149	0	0	149	(104)	0	(42)	(146)	3	(280)	(277)
DUB	38	0	0	38	(21)	0	0	(21)	17	0	17
FAR	13	0	1	14	(23)	(2)	0	(25)	(11)	0	(11)
GLM	83	0	0	83	(48)	(5)	0	(53)	30	0	30
GST	0	0	78	78	0	(2)	(1)	(3)	75	0	75
JPM	49	0	791	840	(56)	0	0	(56)	784	(590)	194
MBC	43	0	0	43	(14)	0	0	(14)	29	0	29
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYI	57	0	0	57	(61)	0	(59)	(120)	(63)	(199)	(262)
NGF	10	0	0	10	0	0	0	0	10	0	10
SCX	100	0	0	100	(80)	0	0	(80)	20	0	20
SOG	2	0	0	2	(6)	0	0	(6)	(4)	0	(4)
SSB	1	0	0	1	(6)	0	0	(6)	(5)	0	(5)
UAG	9	0	0	9	(2)	0	(1,941)	(1,943)	(1,934)	(670)	(2,604)
ULO	0	0	0	0	0	0	(23)	(23)	(23)	0	(23)

Total Over the Counter	$709	$76	$1,123	$1,908	$(829)	$(74)	$(2,066)	$(2,969)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

192	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$19	$0	$4	$23
Swap Agreements	0	0	0	0	101	101

	$0	$0	$19	$0	$105	$124

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$709	$0	$709
Purchased Options	0	0	0	0	76	76
Swap Agreements	0	1,122	1	0	0	1,123

	$0	$1,122	$1	$709	$76	$1,908

	$0	$1,122	$20	$709	$181	$2,032

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	3	0	7	10
Swap Agreements	0	1	0	0	125	126

	$0	$1	$3	$0	$135	$139

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$829	$0	$829
Written Options	0	2	0	0	72	74
Swap Agreements	0	1	2,065	0	0	2,066

	$0	$3	$2,065	$829	$72	$2,969

	$0	$4	$2,068	$829	$207	$3,108

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$25	$25
Futures	0	0	(739)	0	(79)	(818)
Swap Agreements	0	39	0	0	1,170	1,209

	$0	$39	$(739)	$0	$1,116	$416

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,637	$0	$1,637
Purchased Options	0	0	0	0	(20)	(20)
Written Options	0	0	0	0	134	134
Swap Agreements	0	73	11,000	0	0	11,073

	$0	$73	$11,000	$1,637	$114	$12,824

	$0	$112	$10,261	$1,637	$1,230	$13,240

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	173	0	71	244
Swap Agreements	0	(42)	0	0	(1,075)	(1,117)

	$0	$(42)	$173	$0	$(1,006)	$(875)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(646)	$0	$(646)
Purchased Options	0	0	0	0	(30)	(30)
Written Options	0	0	0	0	21	21
Swap Agreements	0	(47)	(12,633)	0	0	(12,680)

	$0	$(47)	$(12,633)	$(646)	$(9)	$(13,335)

	$0	$(89)	$(12,460)	$(646)	$(1,015)	$(14,210)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	193

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,200	$0	$6,200
Industrials	0	2,039	0	2,039
Utilities	0	1,988	0	1,988
U.S. Government Agencies	0	78,852	0	78,852
U.S. Treasury Obligations	0	11,193	0	11,193
Non-Agency Mortgage-Backed Securities	0	14,465	0	14,465
Asset-Backed Securities
Automobile ABS Other	0	1,849	0	1,849
Automobile Sequential	0	5,392	0	5,392
CMBS Other	0	6,294	0	6,294
Home Equity Other	0	17,485	0	17,485
Whole Loan Collateral	0	726	0	726
Other ABS	0	14,357	0	14,357
Sovereign Issues	0	12,891	0	12,891
Common Stocks
Communication Services	44	0	0	44
Consumer Discretionary	288	0	0	288
Consumer Staples	102	0	0	102
Energy	52	0	0	52
Financials	518	0	0	518
Health Care	337	0	0	337
Industrials	265	0	0	265
Information Technology	397	0	0	397
Materials	108	0	0	108
Short-Term Instruments
Commercial Paper	0	9,173	0	9,173
Repurchase Agreements	0	15,900	0	15,900

	$2,111	$198,804	$0	$200,915

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,974	$0	$0	$17,974

Total Investments	$20,085	$198,804	$0	$218,889

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,408)	$0	$(5,408)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	105	0	124
Over the counter	0	1,908	0	1,908

	$19	$2,013	$0	$2,032

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(136)	0	(139)
Over the counter	0	(2,969)	0	(2,969)

	$(3)	$(3,105)	$0	$(3,108)

Total Financial Derivative Instruments	$16	$(1,092)	$0	$(1,076)

Totals	$20,101	$192,304	$0	$212,405

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

194	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 196.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Altice France SA
9.802% due 08/15/2028 •		$376	$338

Oi SA
1.000% due 12/30/2050 «		17	0
4.890% due 12/30/2050 «		195	2

Total Loan Participations and Assignments (Cost $564)			340

CORPORATE BONDS & NOTES 62.3%

BANKING & FINANCE 25.3%

Agree LP
2.000% due 06/15/2028		900	829
4.800% due 10/01/2032		1,800	1,758

AIA Group Ltd.
3.200% due 09/16/2040		900	693

Ally Financial, Inc.
6.848% due 01/03/2030 •		1,200	1,254

American Assets Trust LP
3.375% due 02/01/2031		1,100	971

American Tower Corp.
2.300% due 09/15/2031		2,800	2,396
3.100% due 06/15/2050		500	327

Antares Holdings LP
3.750% due 07/15/2027		1,200	1,147

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		250	228
3.600% due 09/15/2051		950	656

Aviation Capital Group LLC
4.875% due 10/01/2025		300	300

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		646	605
5.500% due 01/15/2026		1,300	1,306

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		1,800	1,851

Bank of America Corp.
2.299% due 07/21/2032 •		300	256
5.468% due 01/23/2035 •		1,700	1,725

Barclays PLC
5.690% due 03/12/2030 •		1,600	1,641
6.125% due 12/15/2025 •(f)(g)		1,700	1,701
6.692% due 09/13/2034 •		1,600	1,716
7.125% due 06/15/2025 ~(f)(g)	GBP	200	259

Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		$700	429

BNP Paribas SA
3.132% due 01/20/2033 •		1,300	1,134
4.500% due 02/25/2030 •(f)(g)		300	261

Brixmor Operating Partnership LP
4.125% due 05/15/2029		200	194

Cantor Fitzgerald LP
7.200% due 12/12/2028		1,600	1,689

Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,079

Commonwealth Bank of Australia
3.743% due 09/12/2039 (g)		1,300	1,060

COPT Defense Properties LP
2.900% due 12/01/2033		2,100	1,703

CoStar Group, Inc.
2.800% due 07/15/2030		600	535

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(b)		300	30

Credit Suisse AG AT1 Claim		200	24

Crown Castle, Inc.
3.250% due 01/15/2051		600	389
4.000% due 11/15/2049		800	594

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		4,200	4,169

Deutsche Bank AG
2.129% due 11/24/2026 •		1,100	1,080

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.547% due 09/18/2031 •		$725	$667
3.729% due 01/14/2032 •		2,400	2,159
3.742% due 01/07/2033 •		3,600	3,165

Discover Bank
4.650% due 09/13/2028		1,000	991

Equinix, Inc.
3.000% due 07/15/2050		200	126

Equitable Holdings, Inc.
4.572% due 02/15/2029		257	253

Essex Portfolio LP
2.650% due 09/01/2050		2,200	1,314

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	592
6.350% due 03/22/2054		1,300	1,326

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,200	1,158
3.375% due 11/13/2025		800	791
6.125% due 03/08/2034		600	576

GA Global Funding Trust
2.900% due 01/06/2032		1,100	953
5.500% due 01/08/2029		1,200	1,225

Global Atlantic Fin Co.
3.125% due 06/15/2031		2,750	2,427

GLP Capital LP
3.250% due 01/15/2032		3,500	3,033

Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •		1,500	1,548

HAT Holdings LLC
3.375% due 06/15/2026		1,000	971

Healthcare Realty Holdings LP
3.500% due 08/01/2026		1,300	1,279

Host Hotels & Resorts LP
4.000% due 06/15/2025		1,000	999

HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,438
4.041% due 03/13/2028 •		300	296
4.600% due 12/17/2030 •(f)(g)		1,700	1,507
5.402% due 08/11/2033 •		300	303
6.254% due 03/09/2034 •		1,600	1,692

ING Groep NV
5.550% due 03/19/2035 •		700	706

Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	2,292
3.000% due 06/15/2050		800	520

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		3,300	2,689

JPMorgan Chase & Co.
5.350% due 06/01/2034 •		1,800	1,830

KKR Group Finance Co. LLC
3.625% due 02/25/2050		400	282

Lloyds Banking Group PLC
4.947% due 06/27/2025 ~(f)(g)	EUR	300	325
5.679% due 01/05/2035 •		$2,500	2,530

LXP Industrial Trust
2.700% due 09/15/2030		500	441

Marsh & McLennan Cos., Inc.
5.400% due 03/15/2055		1,000	966

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		600	522

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,224
2.226% due 05/25/2026 •		400	399

Morgan Stanley
0.000% due 04/02/2032 þ(h)		8,600	5,772
5.173% due 01/16/2030 •		100	101

Nasdaq, Inc.
2.500% due 12/21/2040		1,100	752

National Health Investors, Inc.
3.000% due 02/01/2031		800	693

Nationwide Building Society
4.000% due 09/14/2026		1,130	1,116

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		600	454

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Group PLC
4.600% due 06/28/2031 •(f)(g)		$200	$170
5.076% due 01/27/2030 •		1,200	1,208
5.778% due 03/01/2035 •		1,800	1,837

Nomura Holdings, Inc.
2.999% due 01/22/2032		2,300	2,008
3.103% due 01/16/2030		500	461

Nykredit Realkredit AS
1.500% due 10/01/2052	DKK	6,832	783

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		$1,600	1,444

OneMain Finance Corp.
3.500% due 01/15/2027		2,300	2,206

Park Intermediate Holdings LLC
4.875% due 05/15/2029		900	841

Prologis LP
3.375% due 12/15/2027		300	292

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,400	1,204

Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,000	896

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,381
2.469% due 01/11/2028 •		1,400	1,346

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	1,100	1,162

Societe Generale SA
5.375% due 11/18/2030 •(f)(g)		$700	615

Standard Chartered PLC
3.603% due 01/12/2033 •		2,200	1,942

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027		1,100	1,039

Store Capital LLC
2.700% due 12/01/2031		2,800	2,374

Sumitomo Mitsui Financial Group, Inc.
5.424% due 07/09/2031		1,500	1,543

SURA Asset Management SA
4.375% due 04/11/2027		1,300	1,294

Synchrony Financial
2.875% due 10/28/2031 (i)		4,900	4,146

Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		1,100	988

UBS Group AG
3.091% due 05/14/2032 •		1,400	1,247
3.869% due 01/12/2029 •		1,700	1,661
4.194% due 04/01/2031 •		250	241
4.375% due 02/10/2031 •(f)(g)		600	515
5.428% due 02/08/2030 •		2,100	2,139
6.301% due 09/22/2034 •		1,700	1,808

VICI Properties LP
3.875% due 02/15/2029		1,300	1,243

Wells Fargo & Co.
2.572% due 02/11/2031 •		1,600	1,443
5.198% due 01/23/2030 •		1,700	1,729

			133,598

INDUSTRIALS 29.6%

7-Eleven, Inc.
2.800% due 02/10/2051		1,000	587

Air Canada Pass-Through Trust
5.250% due 10/01/2030		731	735

Aker BP ASA
3.100% due 07/15/2031		1,000	881

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		906	904

Alcon Finance Corp.
3.800% due 09/23/2049		500	374

Altice France SA
4.250% due 10/15/2029	EUR	1,100	952

Altria Group, Inc.
4.800% due 02/14/2029		$258	259

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	195

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines Pass-Through Trust
2.875% due 01/11/2036	$2,684	$2,362
3.350% due 04/15/2031	1,361	1,293
3.375% due 11/01/2028	1,049	1,018
3.600% due 04/15/2031	162	152
3.650% due 12/15/2029	315	299

Amgen, Inc.
3.350% due 02/22/2032	1,600	1,460

Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042	1,500	1,414

Aptiv Swiss Holdings Ltd.
3.100% due 12/01/2051	3,600	2,110

Arrow Electronics, Inc.
2.950% due 02/15/2032	800	686

Ashtead Capital, Inc.
5.800% due 04/15/2034	1,700	1,711

AutoNation, Inc.
4.750% due 06/01/2030	400	393

Bacardi Ltd.
4.700% due 05/15/2028	1,200	1,194

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	900	650

BAT Capital Corp.
4.390% due 08/15/2037	1,200	1,054
6.421% due 08/02/2033	1,800	1,922

Bayer U.S. Finance LLC
6.500% due 11/21/2033	3,000	3,153

Becton Dickinson & Co.
3.794% due 05/20/2050	500	375

Boardwalk Pipelines LP
3.400% due 02/15/2031	2,000	1,823

Boeing Co.
2.750% due 02/01/2026	2,800	2,751
3.250% due 02/01/2035	700	577
3.600% due 05/01/2034	700	603
3.650% due 03/01/2047	400	278
3.750% due 02/01/2050	700	491
5.805% due 05/01/2050	1,800	1,715
6.528% due 05/01/2034	4,000	4,288

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	700	481

British Airways Pass-Through Trust
3.300% due 06/15/2034	2,063	1,926
3.800% due 03/20/2033	538	520
4.125% due 03/20/2033	869	827

Broadcom, Inc.
3.137% due 11/15/2035	2,004	1,662
4.300% due 11/15/2032	1,300	1,241

Cameron LNG LLC
3.302% due 01/15/2035	300	254

Carrier Global Corp.
3.377% due 04/05/2040	500	394

Catholic Health Services of Long Island Obligated Group
3.368% due 07/01/2050	500	344

CDW LLC
3.569% due 12/01/2031	1,100	995

Centene Corp.
2.450% due 07/15/2028	1,400	1,278
4.625% due 12/15/2029	500	479

Charter Communications Operating LLC
4.400% due 12/01/2061	4,200	2,791
4.800% due 03/01/2050	1,600	1,207
5.375% due 05/01/2047	1,300	1,078

Children’s Health System of Texas
2.511% due 08/15/2050	1,500	908

Comcast Corp.
2.887% due 11/01/2051	215	131

CommonSpirit Health
3.910% due 10/01/2050	1,300	964

Conagra Brands, Inc.
5.300% due 11/01/2038	1,100	1,047

Continental Resources, Inc.
2.268% due 11/15/2026	2,000	1,918

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSN Resources SA
4.625% due 06/10/2031	$1,600	$1,241

CVS Health Corp.
5.050% due 03/25/2048	800	683
6.000% due 06/01/2063	1,600	1,511

CVS Pass-Through Trust
4.704% due 01/10/2036	2,167	2,096

DAE Funding LLC
3.375% due 03/20/2028	1,900	1,813

Delta Air Lines, Inc.
4.500% due 10/20/2025	250	249

Elevance Health, Inc.
4.650% due 01/15/2043	1,600	1,410

Energy Transfer LP
4.150% due 09/15/2029	700	682
5.950% due 05/15/2054	1,700	1,625
6.625% due 10/15/2036	500	538
7.500% due 07/01/2038	400	456

Entergy Louisiana LLC
4.200% due 04/01/2050	400	319

Ferguson Finance PLC
3.250% due 06/02/2030	400	370

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	2,400	2,115

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031	700	592

Global Payments, Inc.
2.900% due 05/15/2030	400	363
2.900% due 11/15/2031	3,100	2,718

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	700	614

Hilton Grand Vacations Borrower LLC
4.875% due 07/01/2031	2,100	1,846

Humana, Inc.
5.375% due 04/15/2031	1,400	1,412

Huntsman International LLC
4.500% due 05/01/2029	500	480

Hyatt Hotels Corp.
5.375% due 12/15/2031	1,285	1,280

Hyundai Capital America
2.100% due 09/15/2028	1,700	1,547

Imperial Brands Finance PLC
6.125% due 07/27/2027	800	825

IRB Infrastructure Developers, Inc.
7.110% due 03/11/2032	1,300	1,314

JetBlue Pass-Through Trust
4.000% due 05/15/2034	1,255	1,179

Leidos, Inc.
4.375% due 05/15/2030	400	389

Mars, Inc.
5.650% due 05/01/2045	1,100	1,103

Marvell Technology, Inc.
1.650% due 04/15/2026	1,700	1,650

Melco Resorts Finance Ltd.
5.375% due 12/04/2029	1,000	922
5.750% due 07/21/2028	600	577

Micron Technology, Inc.
3.477% due 11/01/2051	4,400	2,994

Motorola Solutions, Inc.
2.300% due 11/15/2030	1,200	1,049

MPLX LP
2.650% due 08/15/2030	700	624

National Fuel Gas Co.
2.950% due 03/01/2031	1,000	887

Newmont Corp.
5.750% due 11/15/2041	950	955

Nissan Motor Co. Ltd.
4.810% due 09/17/2030	4,500	4,277

NXP BV
3.250% due 11/30/2051	1,300	841

Penske Truck Leasing Co. LP
3.350% due 11/01/2029	500	466

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleos Mexicanos
6.950% due 01/28/2060		$3,228	$2,205

Prosus NV
4.027% due 08/03/2050		1,100	742
4.987% due 01/19/2052		3,400	2,647

PTC, Inc.
4.000% due 02/15/2028		400	385

QatarEnergy
3.125% due 07/12/2041		1,500	1,125

QVC, Inc.
5.950% due 03/15/2043		500	243

Rackspace Technology Global, Inc.
5.375% due 12/01/2028		1,000	258

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		1,200	1,024
2.800% due 09/15/2050		1,200	710

Revvity, Inc.
3.300% due 09/15/2029		300	281

Rogers Communications, Inc.
3.800% due 03/15/2032		1,200	1,090

Rolls-Royce PLC
3.625% due 10/14/2025		200	199

Royalty Pharma PLC
3.550% due 09/02/2050		1,100	738

Sands China Ltd.
5.125% due 08/08/2025		500	500

Santos Finance Ltd.
3.649% due 04/29/2031		900	816

Sasol Financing USA LLC
4.375% due 09/18/2026		500	485

Saudi Arabian Oil Co.
5.750% due 07/17/2054		1,500	1,418

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		103	96

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	400	421

Studio City Finance Ltd.
5.000% due 01/15/2029		$500	451

Sutter Health
3.361% due 08/15/2050		1,200	842

Syngenta Finance NV
4.892% due 04/24/2025		958	958

T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,452
3.875% due 04/15/2030		400	384
5.150% due 04/15/2034		1,400	1,402

TD SYNNEX Corp.
1.750% due 08/09/2026		800	767
2.375% due 08/09/2028		1,600	1,478

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,700	2,465

Texas Eastern Transmission LP
4.150% due 01/15/2048		2,800	2,192

Thames Water Utilities Finance PLC
4.375% due 07/03/2034	GBP	900	863

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (d)		7	7

Time Warner Cable LLC
5.875% due 11/15/2040		$400	367

TMS Issuer SARL
5.780% due 08/23/2032		1,100	1,131

TransCanada PipeLines Ltd.
7.250% due 08/15/2038		150	169

Travel & Leisure Co.
6.600% due 10/01/2025		400	401

Tyson Foods, Inc.
5.400% due 03/15/2029		1,300	1,330
5.700% due 03/15/2034		1,800	1,845

Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025		3	3

United Airlines Pass-Through Trust
3.500% due 09/01/2031		952	907
4.000% due 10/11/2027		482	476
5.875% due 04/15/2029		2,856	2,911

196	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Utah Acquisition Sub, Inc.
5.250% due 06/15/2046		$100	$80

Vale Overseas Ltd.
3.750% due 07/08/2030		300	279

Valero Energy Corp.
3.650% due 12/01/2051		700	473

Vessel Management Services, Inc.
3.432% due 08/15/2036		1,139	1,015

VMware, Inc.
2.200% due 08/15/2031		4,200	3,572

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		600	599

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	1,600	1,664

Western Digital Corp.
2.850% due 02/01/2029		$1,500	1,356

Williams Cos., Inc.
8.750% due 03/15/2032		137	165

Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,580
4.500% due 03/04/2029		700	691
5.100% due 09/12/2034		300	291
5.700% due 09/12/2054		300	280

Wynn Las Vegas LLC
5.250% due 05/15/2027		400	396

Wynn Macau Ltd.
5.500% due 01/15/2026		500	497

			156,043

UTILITIES 7.4%

AEP Texas, Inc.
4.150% due 05/01/2049		400	307
5.400% due 06/01/2033		600	604

American Water Capital Corp.
4.150% due 06/01/2049		300	242

Arizona Public Service Co.
2.650% due 09/15/2050		1,300	770

AT&T, Inc.
3.500% due 09/15/2053		400	273
3.550% due 09/15/2055		800	543
3.800% due 12/01/2057		2,681	1,884

Constellation Energy Generation LLC
3.250% due 06/01/2025		400	399

Duke Energy Carolinas LLC
6.450% due 10/15/2032		700	764

Duke Energy Progress LLC
2.900% due 08/15/2051		1,700	1,072

Edison International
5.450% due 06/15/2029		1,500	1,481

Electricite de France SA
4.875% due 09/21/2038		1,400	1,278
6.900% due 05/23/2053		1,600	1,722

Entergy Arkansas LLC
2.650% due 06/15/2051		800	470

Entergy Corp.
3.750% due 06/15/2050		400	286

Entergy Texas, Inc.
5.800% due 09/01/2053		1,200	1,203

FirstEnergy Corp.
3.400% due 03/01/2050		1,600	1,088
4.850% due 07/15/2047		545	467

Indiana Michigan Power Co.
3.250% due 05/01/2051		700	467

Kentucky Utilities Co.
3.300% due 06/01/2050		500	340

New York State Electric & Gas Corp.
5.850% due 08/15/2033		600	626

NRG Energy, Inc.
2.450% due 12/02/2027		1,100	1,032

Pacific Gas & Electric Co.
3.300% due 12/01/2027		500	480
4.200% due 06/01/2041		700	558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 03/15/2046	$500	$389
4.400% due 03/01/2032	2,500	2,341
4.550% due 07/01/2030	1,300	1,259
4.950% due 07/01/2050	1,600	1,337

PacifiCorp
5.300% due 02/15/2031	1,700	1,736
5.350% due 12/01/2053	900	827
5.750% due 04/01/2037	400	406
6.250% due 10/15/2037	800	845

PECO Energy Co.
4.375% due 08/15/2052	1,000	823

Puget Energy, Inc.
4.100% due 06/15/2030	500	478

San Diego Gas & Electric Co.
4.300% due 04/01/2042	1,000	833

Sempra
5.500% due 08/01/2033	600	605
6.000% due 10/15/2039	500	506

Southern California Edison Co.
3.650% due 02/01/2050	200	139
3.650% due 06/01/2051	1,400	960
5.625% due 02/01/2036	200	198
6.650% due 04/01/2029	200	207

Southern Co. Gas Capital Corp.
4.400% due 06/01/2043	1,600	1,360

Southwestern Electric Power Co.
3.250% due 11/01/2051	1,000	651

Telefonica Europe BV
8.250% due 09/15/2030	1,250	1,437

Virginia Electric & Power Co.
8.875% due 11/15/2038	300	396

Vodafone Group PLC
4.875% due 06/19/2049	1,000	853

Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	1,990

Xcel Energy, Inc.
5.450% due 08/15/2033	300	301

		39,233

Total Corporate Bonds & Notes (Cost $370,717)		328,874

MUNICIPAL BONDS & NOTES 2.4%

CALIFORNIA 0.9%

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	232

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	1,500	1,146

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,475	1,615

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	1,723

		4,716

GEORGIA 0.5%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,306	2,527

MARYLAND 0.3%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.197% due 07/01/2050	2,200	1,514

OHIO 0.4%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,700	2,038

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.3%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.919% due 11/01/2050	$2,400	$1,674

Total Municipal Bonds & Notes (Cost $14,539)		12,469

U.S. GOVERNMENT AGENCIES 45.2%

Fannie Mae
0.000% due 11/15/2030 (d)	10,700	8,435
6.210% due 08/06/2038	9,643	11,235

Freddie Mac
0.000% due 03/15/2031 (d)	1,100	851
2.750% due 11/25/2029	815	774
5.000% due 04/15/2038	23	24
6.750% due 03/15/2031	1,900	2,163

Ginnie Mae
3.500% due 11/20/2044	1,885	1,613
4.000% due 06/20/2048	100	94
5.500% due 10/20/2037	707	716

Ginnie Mae, TBA
4.000% due 05/01/2055	3,500	3,276
4.500% due 05/01/2055	2,400	2,302
5.000% due 05/01/2055	2,500	2,458
6.000% due 05/01/2055	1,000	1,014

Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,872
0.000% due 04/15/2030 (d)	4,100	3,329

U.S. Small Business Administration
5.290% due 12/01/2027	15	15

Uniform Mortgage-Backed Security
3.500% due 08/01/2046	1,883	1,726
4.000% due 10/01/2047 - 06/01/2049	142	135
5.500% due 01/01/2055	2,390	2,388

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	3,700	3,206
4.000% due 05/01/2055	44,400	41,311
4.500% due 05/01/2055 - 06/01/2055	12,300	11,759
5.000% due 05/01/2055	74,100	72,567
5.500% due 05/01/2055	62,525	62,393
6.000% due 06/01/2055	3,000	3,041

Total U.S. Government Agencies (Cost $239,497)		238,697

U.S. TREASURY OBLIGATIONS 74.2%

U.S. Treasury Bonds
1.375% due 11/15/2040 (i)(k)	16,200	10,535
1.875% due 02/15/2041 (i)(k)	96,900	68,023
2.000% due 11/15/2041 (i)(k)	108,500	76,259
2.000% due 02/15/2050 (m)	2,300	1,392
2.250% due 05/15/2041 (i)(k)(m)	51,600	38,265
2.250% due 08/15/2049 (i)	16,600	10,712
2.375% due 02/15/2042 (k)(m)	3,500	2,599
2.375% due 11/15/2049 (k)(m)	7,100	4,699
2.750% due 08/15/2042 (k)(m)	600	469
2.875% due 05/15/2043 (k)(m)	1,637	1,290
2.875% due 05/15/2049 (m)	200	147
3.000% due 02/15/2048 (i)	14,300	10,904
3.000% due 08/15/2048 (m)	2,900	2,203
3.000% due 02/15/2049	6,600	4,993
3.125% due 02/15/2043 (k)	17,300	14,205
3.250% due 05/15/2042 (i)	25,200	21,303
3.375% due 11/15/2048	6,600	5,359
3.875% due 05/15/2043 (i)	30,950	28,261
4.125% due 08/15/2044 (i)	4,200	3,936
4.250% due 08/15/2054 (i)	4,000	3,777
4.500% due 11/15/2054 (i)	37,600	37,060
4.625% due 02/15/2055 (m)	800	806
4.750% due 11/15/2043 (i)	11,500	11,752

U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	20,251	11,660
0.125% due 02/15/2052	799	453
0.250% due 02/15/2050	4,200	2,567

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	197

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 02/15/2043	$691	$532
0.750% due 02/15/2045 (k)	2,293	1,742
1.000% due 02/15/2049 (k)	1,388	1,057
2.125% due 02/15/2054	1,863	1,789

U.S. Treasury STRIPS
0.000% due 02/15/2040 (a)	300	150
0.000% due 08/15/2040 (d)(k)	4,500	2,277
0.000% due 11/15/2040 (d)	12,200	6,090
0.000% due 05/15/2041 (a)	1,100	515
0.000% due 08/15/2041 (a)	1,700	784
0.000% due 11/15/2041 (a)	600	273
0.000% due 05/15/2043 (d)	5,800	2,518
0.000% due 11/15/2043 (d)	1,000	424

Total U.S. Treasury Obligations (Cost $476,758)		391,780

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

American Home Mortgage Investment Trust
5.015% due 11/25/2045 •	574	546

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	2,500	2,238

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,074
4.957% due 08/10/2035 ~	700	644

Bear Stearns Adjustable Rate Mortgage Trust
5.172% due 01/25/2035 •	1	1

Citigroup Mortgage Loan Trust
6.760% due 03/25/2034 •	19	17

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.395% due 04/25/2043 ~	322	312

Downey Savings & Loan Association Mortgage Loan Trust
5.443% due 07/19/2044 ~	12	12

GSMPS Mortgage Loan Trust
4.785% due 01/25/2036 ~	609	491

IndyMac IMSC Mortgage Loan Trust
4.795% due 07/25/2047 •	56	37

IndyMac INDX Mortgage Loan Trust
4.815% due 04/25/2037 •	861	757

Merrill Lynch Mortgage Investors Trust
6.517% due 11/25/2035 •	194	181

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	526	505
4.500% due 05/25/2058 •	109	107

Structured Adjustable Rate Mortgage Loan Trust
6.527% due 02/25/2034 •	2	2

Structured Asset Mortgage Investments Trust
4.815% due 07/25/2046 •	27	19
4.875% due 05/25/2036 •	45	36

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	308	294
5.435% due 05/25/2058 ~	68	70
5.435% due 10/25/2059 ~	55	56

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
3.474% due 01/25/2037 ~		$398	$338
4.805% due 05/25/2034 ~		501	465
5.275% due 06/25/2044 •		42	41
5.683% due 08/25/2046 •		348	298

Total Non-Agency Mortgage-Backed Securities (Cost $8,939)			8,541

ASSET-BACKED SECURITIES 2.2%

CMBS OTHER 0.4%

PFP Ltd.
6.595% due 08/19/2035 •		1,789	1,792

HOME EQUITY OTHER 0.5%

Accredited Mortgage Loan Trust
5.305% due 01/25/2035 •		297	295

Countrywide Asset-Backed Certificates Trust
3.555% due 04/25/2036 •		1,800	1,649

Equifirst Loan Securitization Trust
4.605% due 04/25/2037 •		$530	$490

JP Morgan Mortgage Acquisition Corp.
5.140% due 09/25/2035 •		122	122

Securitized Asset-Backed Receivables LLC Trust
4.915% due 03/25/2036 •		148	147

Structured Asset Investment Loan Trust
4.735% due 06/25/2036 ~		101	97

			2,800

OTHER ABS 1.3%

Barings CLO Ltd.
5.514% due 04/15/2031 •		1,129	1,129

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •		2,900	2,913

Harvest CLO DAC
3.545% due 07/15/2031 •	EUR	1,276	1,381

SLM Private Education Loan Trust
9.184% due 10/15/2041 •		$1,277	1,344

			6,767

Total Asset-Backed Securities (Cost $11,431)			11,359

SOVEREIGN ISSUES 4.3%

Australia Government International Bond
1.000% due 11/21/2031	AUD	1,800	925

Brazil Government International Bond
7.125% due 05/13/2054		$1,700	1,629

Israel Government International Bond
5.750% due 03/12/2054		1,800	1,655

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mexico Government International Bond
4.000% due 08/24/2034 (e)	MXN	1,684	$77
6.400% due 05/07/2054		$1,400	1,281

Peru Government International Bond
6.150% due 08/12/2032	PEN	10,700	2,926
6.950% due 08/12/2031		300	87

Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		$700	632

Republic of South Africa Government International Bond
8.500% due 01/31/2037	ZAR	17,300	785
8.875% due 02/28/2035		37,600	1,836

Romania Government International Bond
5.625% due 05/30/2037	EUR	1,300	1,284

Saudi Government International Bond
5.000% due 01/16/2034		$1,700	1,690

United Kingdom Gilt
4.375% due 07/31/2054	GBP	6,840	7,646

Total Sovereign Issues (Cost $24,297)			22,453

SHORT-TERM INSTRUMENTS 3.8%

U.S. TREASURY BILLS 3.8%
4.313% due 05/29/2025 - 06/26/2025 (c)(d)(m)		$20,473	20,305

Total Short-Term Instruments (Cost $20,305)			20,305

Total Investments in Securities (Cost $1,167,047)			1,034,818

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III		25,830	251

Total Short-Term Instruments (Cost $251)			251

Total Investments in Affiliates (Cost $251)			251

Total Investments 196.1% (Cost $1,167,298)			$1,035,069

Financial Derivative Instruments (j)(l) (0.2)% (Cost or Premiums, net $16,856)			(1,225)

Other Assets and Liabilities, net (95.9)%			(506,104)

Net Assets 100.0%			$527,740

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

198	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	0.000%	04/02/2032	02/11/2020	$ 7,676	$5,772	1.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOO	4.410%	04/01/2025	04/02/2025		$(42,340)	$(42,341)
BRC	4.400	12/20/2024	TBD	(2)	(3,591)	(3,636)
BSN	4.430	03/17/2025	04/21/2025		(91,434)	(91,602)
JPS	4.430	03/12/2025	04/09/2025		(3,790)	(3,799)
	4.440	03/18/2025	04/01/2025		(3,948)	(3,955)
	4.460	04/01/2025	04/08/2025		(3,943)	(3,943)
	4.470	03/28/2025	04/03/2025		(121,612)	(121,672)
	4.490	03/31/2025	04/03/2025		(18,598)	(18,600)
	4.610	03/31/2025	04/01/2025		(4,313)	(4,314)
STR	4.440	04/01/2025	04/02/2025		(9,354)	(9,354)
	4.480	03/31/2025	04/01/2025		(41,390)	(41,395)

Total Reverse Repurchase Agreements						$(344,611)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
UBS	4.410%	01/28/2025	04/07/2025	$(6,341)	$(6,390)

Total Sale-Buyback Transactions					$(6,390)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	6.000%	05/01/2055	$800	$(810)	$(812)

Total Short Sales (0.2)%				$(810)	$(812)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOO	$0	$(42,341)	$0	$(42,341)	$0	$(42,341)
BRC	0	(3,636)	0	(3,636)	3,808	172
BSN	0	(91,602)	0	(91,602)	91,164	(438)
JPS	0	(156,283)	0	(156,283)	153,027	(3,256)
STR	0	(50,749)	0	(50,749)	41,889	(8,860)

Master Securities Forward Transaction Agreement
UBS	0	0	(6,390)	(6,390)	6,318	(72)

Total Borrowings and Other Financing Transactions	$0	$(344,611)	$(6,390)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	199

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(3,636)	$(3,636)
U.S. Treasury Obligations	(49,664)	(235,673)	0	0	(285,337)

Total	$(49,664)	$(235,673)	$0	$(3,636)	$(288,973)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(6,390)	0	0	(6,390)

Total	$0	$(6,390)	$0	$0	$(6,390)

Total Borrowings	$(49,664)	$(242,063)	$0	$(3,636)	$(295,363)

Payable for reverse repurchase agreements and sale-buyback financing transactions (5)					$(295,363)

(i)	Securities with an aggregate market value of $296,455 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(397,318) at a weighted average interest rate of 4.994%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(55,638) is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-Mini S&P 500 Index June Futures	06/2025	471	$	133,134	$(1,388)	$682	$(2)
Euro-Bund June Futures	06/2025	12		1,672	(24)	7	0

					$(1,412)	$689	$(2)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Long Gilt June Futures	06/2025	40	$	(4,738)	$49	$0	$(51)
U.S. Treasury 5-Year Note June Futures	06/2025	513		(55,484)	(608)	0	(42)
U.S. Treasury 10-Year Note June Futures	06/2025	360		(40,039)	(546)	0	(76)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	509		(58,090)	(824)	0	(195)

					$(1,929)	$0	$(364)

Total Futures Contracts					$(3,341)	$689	$(366)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.256%	$	600	$13	$(5)	$8	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.346		700	13	(7)	6	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.405		1,200	14	(2)	12	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2027	0.437		1,300	(7)	23	16	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		200	(1)	4	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.471		1,600	(6)	21	15	0	(1)

200	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2030	0.920%	$	1,700	$5	$2	$7	$0	$(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.147	EUR	800	10	(4)	6	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.318		200	(2)	6	4	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.369	$	1,400	(2)	17	15	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.077		2,400	15	12	27	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		300	3	2	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462		390	74	(44)	30	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		530	64	3	67	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2028	0.462		700	(13)	25	12	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.131	EUR	1,000	(141)	143	2	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.127		1,600	(163)	174	11	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.317	$	4,300	97	(60)	37	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.368		900	21	(11)	10	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492		700	0	11	11	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547		200	(1)	4	3	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.688	EUR	900	(13)	23	10	0	(1)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.199	$	6,300	45	42	87	0	(3)

							$25	$379	$404	$0	$(9)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	460	$(18)	$18	$0	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		200	(10)	7	(3)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		200	(7)	0	(7)	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		33,100	784	(140)	644	0	(2)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		19,800	365	(1)	364	4	0

						$1,114	$(116)	$998	$4	$(2)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	5,800	$193	$(21)	$172	$0	$(25)
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		700	(9)	(473)	(482)	7	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		700	(9)	(467)	(476)	7	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		900	(12)	(587)	(599)	9	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045	JPY	60,000	10	3	13	4	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		40,000	(2)	3	1	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.667	Annual	05/31/2028		$22,000	0	224	224	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		89,800	8,115	8,510	16,625	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	6,295	2,698	8,993	0	(112)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		1,970	0	48	48	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		700	(3)	8	5	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		700	(3)	2	(1)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		700	(3)	9	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		900	(3)	23	20	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		250	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		790	(3)	22	19	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		400	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		500	(2)	(2)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		500	(2)	(4)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		400	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		900	(3)	(9)	(12)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		500	(1)	(4)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,800	50	67	117	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.776	Annual	02/15/2055		700	0	3	3	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		5,300	530	(31)	499	0	(31)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	39,600	0	(295)	(295)	12	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	700	(1)	(5)	(6)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,100	(54)	95	41	14	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,900	(54)	78	24	9	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,900	18	28	46	19	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	200	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		600	(1)	(10)	(11)	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	201

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	0.175%	Annual	03/17/2033	EUR	10,370	$(329)	$(1,893)	$(2,222)	$30	$0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		400	(1)	(8)	(9)	2	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		400	(1)	(15)	(16)	2	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		300	(1)	(5)	(6)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		300	(1)	(4)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	0	(1)	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		300	(1)	(3)	(4)	1	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		300	(1)	(4)	(5)	0	(5)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		11,540	(492)	30	(462)	49	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		4,630	453	2,157	2,610	0	(21)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		5,500	446	2	448	0	(43)

							$15,113	$10,163	$25,276	$171	$(313)

Total Swap Agreements							$16,252	$10,426	$26,678	$175	$(324)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$689	$175	$864	$0	$(366)	$(324)	$(690)

(k)

Securities with an aggregate market value of $22,178 and cash of $3,262 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	14,933		$99	$0	$(1)
	04/2025		$3,985	AUD	6,300	0	(49)
	04/2025		66	JPY	9,809	0	0
	04/2025		73	SGD	98	0	0
	05/2025	AUD	6,300		$3,986	49	0
	05/2025	CNH	2,036		278	0	(3)
	05/2025	SGD	98		73	0	0
	05/2025		$1,018	CNH	7,374	0	(1)
	05/2025		99	JPY	14,883	1	0
	06/2025	CNH	4,333		$593	0	(7)
	06/2025		$270	CNH	1,950	0	0
	07/2025	CNH	3,670		$509	1	0
	08/2025		3,670		509	0	(1)

202	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	KRW	150,379		$103	$1	$0
	05/2025	CNH	1,990		272	0	(3)
	05/2025	IDR	980,200		59	0	0
	05/2025		$65	INR	5,624	0	0
	06/2025	CNH	13,765		$1,907	4	(1)
	06/2025		$132	CNH	956	0	0
	06/2025		103	KRW	149,813	0	(1)
	08/2025	CNH	1,452		$203	1	0
	08/2025	TWD	83		3	0	0

BPS	04/2025	BRL	2,280		394	0	(5)
	04/2025	EUR	8,135		8,530	0	(266)
	04/2025	IDR	3,700,766		223	1	0
	04/2025	ILS	320		87	1	0
	04/2025	JPY	5,329		35	0	0
	04/2025	TWD	49,852		1,519	18	0
	04/2025		$400	BRL	2,280	0	(1)
	04/2025		691	IDR	11,348,112	0	(10)
	04/2025		501	INR	43,458	7	0
	04/2025		647	JPY	96,483	0	(4)
	04/2025		504	KRW	731,167	0	(8)
	04/2025		47	SGD	63	0	0
	04/2025		1,216	TWD	39,846	0	(17)
	04/2025	ZAR	4,732		$259	1	0
	05/2025	CNH	6,985		961	0	(3)
	05/2025	IDR	2,916,386		175	1	0
	05/2025	SGD	63		47	0	0
	05/2025		$188	IDR	3,112,253	0	(1)
	05/2025		589	INR	50,533	1	0
	05/2025		35	JPY	5,312	0	0
	06/2025	CNH	4,729		$648	0	(6)
	06/2025	KRW	36,635		26	1	0
	06/2025	PLN	766		198	1	0
	06/2025		$1,048	PLN	4,063	3	(5)
	07/2025	TWD	19,526		$601	9	0
	08/2025		20,071		616	6	0

BRC	04/2025	GBP	417		540	2	0
	04/2025	INR	1,205		14	0	0
	04/2025	TRY	1,228		31	0	(1)
	04/2025		$759	EUR	698	0	(4)
	04/2025		450	IDR	7,363,811	0	(8)
	04/2025		14	INR	1,204	0	0
	04/2025		2,550	TRY	98,457	1	(27)
	05/2025	INR	1,207		$14	0	0
	05/2025	TRY	986		25	1	0
	05/2025		$540	GBP	417	0	(2)
	05/2025		2,214	TRY	86,912	0	(57)
	06/2025	TRY	3,538		$84	0	(1)
	06/2025		$73	PLN	283	0	0
	06/2025		1,302	TRY	51,442	0	(62)

BSH	04/2025	AUD	6,300		$3,991	55	0
	04/2025	JPY	142,409		948	0	(1)
	05/2025		$948	JPY	141,929	1	0
	06/2025	PEN	1,045		$286	2	0
	06/2025		$423	PLN	1,632	0	(3)

CBK	04/2025	DKK	1,702		$240	0	(7)
	04/2025	IDR	14,230,542		858	4	0
	04/2025	ILS	1,021		280	5	0
	04/2025	INR	17,426		204	0	0
	04/2025	TWD	96,352		2,943	42	0
	04/2025		$4,049	CAD	5,768	0	(41)
	04/2025		942	IDR	15,417,739	0	(17)
	04/2025		694	INR	60,158	9	0
	04/2025		22	KRW	32,181	0	0
	04/2025		2,067	TWD	67,845	0	(24)
	05/2025	CAD	5,759		$4,049	41	0
	05/2025	IDR	3,756,643		226	1	0
	05/2025		$187	IDR	3,104,525	0	(1)
	06/2025	CNH	1,459		$201	0	(1)
	06/2025	KRW	2,515,037		1,750	37	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	203

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$120	CNH	869	$0	$0
	07/2025	TWD	31,094		$956	14	0
	08/2025	PEN	9,195		2,469	0	(26)
	08/2025	TWD	45,186		1,386	14	0

DUB	04/2025	ILS	1,031		283	6	0
	04/2025	JPY	29,100		198	4	0
	04/2025	NZD	133		76	1	0
	04/2025	SGD	14		11	0	0
	04/2025		$264	DKK	1,827	1	0
	04/2025		354	IDR	5,881,802	0	(1)
	04/2025		82	INR	7,018	0	0
	04/2025		76	NZD	133	0	0
	04/2025		38	SGD	50	0	0
	05/2025	DKK	1,824		$264	0	(1)
	05/2025	IDR	435,206		26	0	0
	05/2025	SGD	50		37	0	0
	05/2025		$77	NZD	133	0	(1)
	06/2025	KRW	4,462,559		$3,107	69	0

FAR	04/2025	CHF	3,617		4,057	0	(31)
	04/2025	DKK	2,704		381	0	(11)
	04/2025	ILS	1,253		345	8	0
	04/2025	JPY	101,885		677	0	(3)
	04/2025		$502	JPY	74,844	0	(3)
	04/2025		33	TWD	1,073	0	0
	05/2025		260	CNH	1,874	0	(1)
	05/2025		677	JPY	101,542	3	0
	06/2025		798	PLN	3,084	0	(4)
	07/2025	CNH	1,867		$260	1	0

GLM	04/2025	BRL	37,044		6,451	0	(40)
	04/2025	IDR	4,261,756		257	1	0
	04/2025	KRW	228,943		156	1	0
	04/2025	TRY	602		15	0	0
	04/2025		$6,444	BRL	37,044	47	0
	04/2025		624	IDR	10,262,399	0	(9)
	04/2025		30	KRW	43,851	0	0
	05/2025	CNH	1,935		$264	0	(3)
	05/2025	IDR	1,805,091		108	0	0
	05/2025	PEN	1,140		306	0	(4)
	05/2025		$257	IDR	4,265,606	0	(1)
	06/2025		283	CNH	2,042	0	(1)
	06/2025		156	KRW	228,111	0	(1)
	06/2025		643	PLN	2,483	0	(4)
	07/2025	TWD	2,831		$87	1	0

IND	04/2025		$510	DKK	3,529	1	0
	05/2025	DKK	3,522		$510	0	(1)

JPM	04/2025	BRL	2,127		371	0	(2)
	04/2025	IDR	227,412		14	0	0
	04/2025	ILS	1,507		414	8	0
	04/2025	JPY	31,395		208	0	(1)
	04/2025	SGD	15		11	0	0
	04/2025	TRY	1,161		29	0	(1)
	04/2025	TWD	8,783		268	3	0
	04/2025		$370	BRL	2,127	2	0
	04/2025		7,718	EUR	7,156	19	0
	04/2025		539	GBP	417	0	0
	04/2025		173	IDR	2,844,971	0	(2)
	04/2025		546	INR	47,556	9	0
	04/2025		539	JPY	80,320	0	(3)
	04/2025		22	KRW	32,167	0	0
	04/2025		991	TWD	32,506	0	(12)
	04/2025	ZAR	2,568		$141	1	0
	05/2025	CNH	2,069		283	0	(2)
	05/2025	EUR	7,156		7,731	0	(19)
	05/2025	IDR	1,165,302		70	0	0
	05/2025		$954	CNH	6,918	1	(1)
	05/2025		208	JPY	31,290	1	0
	05/2025		546	TRY	24,302	66	0
	06/2025	CNH	572		$78	0	(1)
	06/2025		$359	MXN	7,249	0	(8)

204	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$1,166	PLN	4,518	$1	$(3)
	07/2025	CNH	3,537		$490	0	(1)
	07/2025	TWD	19,743		607	9	0
	07/2025		$371	BRL	2,169	2	0
	08/2025	CNH	3,349		$464	0	(1)
	08/2025	TWD	24,132		740	7	0

MBC	04/2025	SGD	128		96	1	0
	04/2025	TWD	13,683		423	11	0
	04/2025		$4,091	CHF	3,614	0	(6)
	04/2025		14	DKK	97	0	0
	04/2025		301	EUR	281	3	0
	04/2025		147	INR	12,713	2	0
	04/2025		697	TWD	22,898	0	(7)
	04/2025	ZAR	7,272		$398	2	0
	05/2025	CHF	3,601		4,091	6	0
	05/2025	CNH	3,226		445	0	(1)
	05/2025	DKK	97		14	0	0
	05/2025	IDR	724,184		44	0	0
	05/2025		$471	CNH	3,412	1	0
	06/2025	KRW	462,622		$322	6	0
	06/2025		$172	PLN	664	0	(1)
	07/2025	CNH	1,696		$235	0	0
	07/2025	TWD	11,738		360	5	0
	08/2025	CNH	3,148		437	1	(1)
	08/2025	TWD	11,022		337	2	0

MYI	04/2025	CAD	5,770		4,053	44	0
	04/2025	DKK	1,047		146	0	(6)
	04/2025	GBP	6,712		8,504	0	(165)
	04/2025	SGD	54		40	0	0
	04/2025		$80	TWD	2,608	0	(1)
	04/2025		597	ZAR	10,908	0	(2)
	05/2025	IDR	597,101		$36	0	0
	06/2025	CNH	668		92	0	0
	06/2025		$39	PLN	155	1	0

NGF	06/2025	KRW	557,374		$391	12	0

SCX	04/2025	BRL	36,039		6,166	0	(150)
	04/2025	JPY	8,226		55	0	0
	04/2025	TWD	7,247		223	5	0
	04/2025		$6,276	BRL	36,039	39	0
	04/2025		561	IDR	9,174,814	0	(11)
	04/2025		22	KRW	32,133	0	0
	04/2025		202	TWD	6,648	0	(2)
	05/2025	CNH	2,505		$348	2	0
	05/2025	IDR	282,771		17	0	0
	05/2025		$66	JPY	9,964	0	0
	06/2025		6,166	BRL	36,496	149	0
	08/2025	TWD	6,592		$202	2	0

SSB	04/2025		$8,680	GBP	6,712	0	(10)
	05/2025	GBP	6,712		$8,679	10	0

UAG	04/2025	IDR	542,931		33	0	0
	04/2025		$33	IDR	542,931	0	0
	04/2025		495	JPY	73,588	0	(4)
	05/2025		33	IDR	543,695	0	0
	06/2025		55	PLN	210	0	0

Total Forward Foreign Currency Contracts						$913	$(1,220)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	900	$(1)	$(1)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	900	(2)	(1)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	1,900	(3)	(2)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	1,700	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,700	(2)	(2)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	800	(1)	(1)

						$ (10)	$ (8)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	205

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	500	$(1)	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	500	(1)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	200	(1)	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	300	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	300	(1)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	700	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	700	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	400	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	400	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	400	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	400	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	300	(1)	0

							$(35)	$(22)

Total Written Options							$(45)	$(30)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	0.660%	$100	$(4)	$4	$0	$0

GST	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029	100	(1)	1	0	0

JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.540	100	(1)	2	1	0

MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	0.939	1,000	(62)	64	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.654	400	1	1	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716	100	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908	100	(2)	2	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029	400	(4)	4	0	0

							$(73)	$79	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR 886	$173	$2	$175	$0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	984	195	0	195	0

MYC	CDX.HY-37 5-Year 25-35% Index	5.000	Quarterly	12/20/2026	$ 2,600	354	(147)	207	0

						$722	$(145)	$577	$0

206	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CIB	Receive	S&P 500 Total Return Index	10,298	5.110% (FEDL01 plus a specified spread)	Monthly	04/02/2025	$127,285	$0	$(520)	$0	$(520)
	Receive	S&P 500 Total Return Index	1,576	4.910% (FEDL01 plus a specified spread)	Monthly	04/09/2025	19,480	0	(82)	0	(82)
	Receive	S&P 500 Total Return Index	5,720	5.180% (FEDL01 plus a specified spread)	Monthly	05/07/2025	70,700	0	(302)	0	(302)
	Receive	S&P 500 Total Return Index	1,577	5.050% (FEDL01 plus a specified spread)	Monthly	01/07/2026	19,492	0	(84)	0	(84)
	Receive	S&P 500 Total Return Index	1,444	5.090% (FEDL01 plus a specified spread)	Monthly	01/07/2026	17,848	0	(78)	0	(78)
	Receive	S&P 500 Total Return Index	1,454	5.080% (FEDL01 plus a specified spread)	Monthly	01/21/2026	17,972	0	(78)	0	(78)
	Receive	S&P 500 Total Return Index	112	5.010% (FEDL01 plus a specified spread)	Monthly	02/18/2026	1,384	0	(6)	0	(6)

RBC	Receive	S&P 500 Total Return Index	2,933	4.970% (FEDL01 plus a specified spread)	Monthly	04/09/2025	36,252	0	(154)	0	(154)
	Receive	S&P 500 Total Return Index	726	4.980% (FEDL01 plus a specified spread)	Monthly	04/16/2025	8,974	0	(38)	0	(38)
	Receive	S&P 500 Total Return Index	402	5.060%	Monthly	06/04/2025	4,969	0	(19)	0	(19)
	Receive	S&P 500 Total Return Index	1,107	5.030% (FEDL01 plus a specified spread)	Monthly	07/09/2025	13,683	0	(57)	0	(57)
	Receive	S&P 500 Total Return Index	910	5.050% (FEDL01 plus a specified spread)	Monthly	08/06/2025	11,248	0	(47)	0	(47)
	Receive	S&P 500 Total Return Index	402	5.050% (FEDL01 plus a specified spread)	Monthly	09/03/2025	4,969	0	(21)	0	(21)
	Receive	S&P 500 Total Return Index	725	5.070% (FEDL01 plus a specified spread)	Monthly	09/24/2025	8,961	0	(37)	0	(37)
	Receive	S&P 500 Total Return Index	2,101	5.140% (FEDL01 plus a specified spread)	Monthly	10/15/2025	25,969	0	(110)	0	(110)

TOR	Receive	S&P 500 Total Return Index	108	4.930% (FEDL01 plus a specified spread)	Monthly	05/21/2025	1,335	0	(6)	0	(6)
	Receive	S&P 500 Total Return Index	109	4.970% (FEDL01 plus a specified spread)	Monthly	08/20/2025	1,347	0	(6)	0	(6)

								$0	$(1,645)	$0	$(1,645)

Total Swap Agreements								$649	$(1,711)	$583	$(1,645)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$51	$0	$0	$51	$(62)	$0	$0	$(62)	$(11)	$0	$(11)
BOA	6	0	0	6	(5)	0	0	(5)	1	0	1
BPS	50	0	175	225	(326)	(1)	0	(327)	(102)	283	181
BRC	4	0	0	4	(162)	(4)	0	(166)	(162)	282	120
BSH	58	0	0	58	(4)	0	0	(4)	54	0	54
CBK	167	0	0	167	(117)	(1)	0	(118)	49	0	49
CIB	0	0	0	0	0	0	(1,150)	(1,150)	(1,150)	19,002	17,852
DUB	81	0	0	81	(3)	0	0	(3)	78	0	78
FAR	12	0	0	12	(53)	0	0	(53)	(41)	0	(41)
GLM	50	0	0	50	(63)	(14)	0	(77)	(27)	0	(27)
GST	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)
IND	1	0	0	1	(1)	0	0	(1)	0	0	0
JPM	129	0	196	325	(57)	(1)	0	(58)	267	(100)	167
MBC	40	0	0	40	(16)	0	0	(16)	24	0	24
MYC	0	0	212	212	0	(2)	0	(2)	210	(304)	(94)
MYI	45	0	0	45	(174)	0	0	(174)	(129)	(10)	(139)
NGF	12	0	0	12	0	0	0	0	12	0	12
RBC	0	0	0	0	0	0	(483)	(483)	(483)	8,280	7,797
SCX	197	0	0	197	(163)	0	0	(163)	34	0	34
SSB	10	0	0	10	(10)	0	0	(10)	0	0	0
TOR	0	0	0	0	0	0	(12)	(12)	(12)	0	(12)
UAG	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)

Total Over the Counter	$913	$0	$583	$1,496	$(1,220)	$(30)	$(1,645)	$(2,895)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	207

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

(m)

Securities with an aggregate market value of $27,847 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$682	$0	$7	$689
Swap Agreements	0	4	0	0	171	175

	$0	$4	$682	$0	$178	$864

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$913	$0	$913
Swap Agreements	0	583	0	0	0	583

	$0	$583	$0	$913	$0	$1,496

	$0	$587	$682	$913	$178	$2,360

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$2	$0	$364	$366
Swap Agreements	0	11	0	0	313	324

	$0	$11	$2	$0	$677	$690

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,220	$0	$1,220
Written Options	0	8	0	0	22	30
Swap Agreements	0	0	1,645	0	0	1,645

	$0	$8	$1,645	$1,220	$22	$2,895

	$0	$19	$1,647	$1,220	$699	$3,585

208	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$101	$101
Futures	0	0	9,280	0	2,254	11,534
Swap Agreements	0	721	0	0	4,623	5,344

	$0	$721	$9,280	$0	$6,978	$16,979

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,493	$0	$2,493
Purchased Options	0	0	0	0	(85)	(85)
Written Options	0	0	0	0	650	650
Swap Agreements	0	(809)	9,414	0	0	8,605

	$0	$(809)	$9,414	$2,493	$565	$11,663

	$0	$(88)	$18,694	$2,493	$7,543	$28,642

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(19)	$(19)
Futures	0	0	(7,214)	0	(1,396)	(8,610)
Swap Agreements	0	(451)	0	0	(4,112)	(4,563)

	$0	$(451)	$(7,214)	$0	$(5,527)	$(13,192)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(642)	$0	$(642)
Purchased Options	0	0	0	0	17	17
Written Options	0	1	0	0	(58)	(57)
Swap Agreements	0	862	984	0	0	1,846

	$0	$863	$984	$(642)	$(41)	$1,164

	$0	$412	$(6,230)	$(642)	$(5,568)	$(12,028)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$338	$2	$340
Corporate Bonds & Notes
Banking & Finance	0	133,598	0	133,598
Industrials	0	156,043	0	156,043
Utilities	0	39,233	0	39,233
Municipal Bonds & Notes
California	0	4,716	0	4,716
Georgia	0	2,527	0	2,527
Maryland	0	1,514	0	1,514
Ohio	0	2,038	0	2,038
Texas	0	1,674	0	1,674
U.S. Government Agencies	0	238,697	0	238,697
U.S. Treasury Obligations	0	391,780	0	391,780
Non-Agency Mortgage-Backed Securities	0	8,541	0	8,541
Asset-Backed Securities
CMBS Other	0	1,792	0	1,792
Home Equity Other	0	2,800	0	2,800
Other ABS	0	6,767	0	6,767
Sovereign Issues	0	22,453	0	22,453
Short-Term Instruments
U.S. Treasury Bills	0	20,305	0	20,305

	$0	$1,034,816	$2	$1,034,818

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$251	$0	$0	$251

Total Investments	$251	$1,034,816	$2	$1,035,069

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(812)	$0	$(812)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	689	175	0	864
Over the counter	0	1,496	0	1,496

	$689	$1,671	$0	$2,360

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(53)	(637)	0	(690)
Over the counter	0	(2,895)	0	(2,895)

	$(53)	$(3,532)	$0	$(3,585)

Total Financial Derivative Instruments	$636	$(1,861)	$0	$(1,225)

Totals	$887	$1,032,143	$2	$1,033,032

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	209

Schedule of Investments	PIMCO StocksPLUS® Short Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.2%

CORPORATE BONDS & NOTES 7.2%

BANKING & FINANCE 5.6%

Bank of America Corp.
3.705% due 04/24/2028 •	$1,025	$1,008

Barclays PLC
6.224% due 05/09/2034 •	400	417

Credit Suisse AG AT1 Claim	1,078	129

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •	1,000	982

JPMorgan Chase & Co.
3.782% due 02/01/2028 •	200	197

Morgan Stanley
4.654% due 10/18/2030 •	200	199
6.296% due 10/18/2028 •	100	104

UBS Group AG
6.327% due 12/22/2027 •	600	616

VICI Properties LP
4.750% due 02/15/2028	100	100

Wells Fargo & Co.
2.393% due 06/02/2028 •	1,100	1,050

		4,802

INDUSTRIALS 1.2%

Boeing Co.
6.528% due 05/01/2034	100	107

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	300	287

CVS Pass-Through Trust
6.943% due 01/10/2030	282	290

MPLX LP
2.650% due 08/15/2030	400	356

		1,040

UTILITIES 0.4%

Pacific Gas & Electric Co.
4.550% due 07/01/2030	400	387

Total Corporate Bonds & Notes (Cost $6,065)		6,229

U.S. GOVERNMENT AGENCIES 57.3%

Fannie Mae
4.202% due 10/01/2029 ~	600	597
4.705% due 09/01/2031 •	1,100	1,112
4.720% due 10/01/2028	700	711
4.804% due 07/25/2037 - 09/25/2042 •	25	25
4.834% due 07/25/2037 •	30	30
4.854% due 09/25/2035 •	57	57
4.864% due 09/25/2035 •	123	122
4.930% due 06/01/2029	300	307
5.174% due 06/25/2037 •	246	246
6.397% due 11/01/2035 •	1	1
6.435% due 12/01/2033 •	3	3
6.576% due 09/01/2035 •	4	4
6.606% due 12/01/2033 •	1	1
6.897% due 06/01/2035 •	2	2
7.273% due 06/01/2034 •	4	4
7.430% due 07/01/2035 •	1	1
7.564% due 06/01/2035 •	2	2

Freddie Mac
3.000% due 09/01/2032	569	551
4.000% due 01/01/2048 - 03/01/2049	76	72
4.843% due 03/15/2037 •	161	159
5.000% due 06/01/2030 - 01/01/2039	518	526
5.163% due 08/15/2037 •	370	370
5.173% due 10/15/2037 •	55	55
5.183% due 05/15/2037 - 09/15/2037 •	409	409
5.500% due 01/01/2035 - 03/01/2039	91	94
6.000% due 08/01/2027 - 12/01/2037	17	19
7.427% due 06/01/2035 •	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.647% due 11/01/2034 •	$1	$1

Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	1,901	1,922
6.000% due 07/15/2037 - 08/15/2037	19	19

Ginnie Mae, TBA
5.000% due 04/01/2055	1,530	1,505

U.S. Small Business Administration
4.430% due 05/01/2029	33	33

Uniform Mortgage-Backed Security
3.000% due 01/01/2027	103	102
4.000% due 06/01/2026	6	6
4.500% due 06/01/2025 - 02/01/2044	1,051	1,030
5.000% due 11/01/2025 - 01/01/2029	9	9
5.500% due 11/01/2025 - 09/01/2041	2,639	2,689
6.000% due 10/01/2026 - 05/01/2041	1,911	1,988

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	2,200	1,906
4.000% due 05/01/2055	5,930	5,517
4.500% due 05/01/2055	4,140	3,958
5.000% due 04/01/2055	2,630	2,578
5.500% due 05/01/2055	1,850	1,846
6.000% due 06/01/2055	7,160	7,259
6.500% due 06/01/2055	11,180	11,510

Total U.S. Government Agencies (Cost $49,582)		49,362

U.S. TREASURY OBLIGATIONS 5.8%

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032	2,077	1,940
1.875% due 07/15/2034	1,539	1,553
2.125% due 04/15/2029	1,335	1,375
2.125% due 01/15/2035	151	155

Total U.S. Treasury Obligations (Cost $5,047)		5,023

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.7%

Banc of America Funding Trust
5.697% due 05/25/2035 ~	1	1

Banc of America Mortgage Trust
6.362% due 07/25/2035 •	80	77

Bear Stearns Adjustable Rate Mortgage Trust
5.967% due 11/25/2034 ~	10	9
6.351% due 11/25/2034 •	1	1
7.728% due 12/25/2035 •	2	2

Bear Stearns ALT-A Trust
5.362% due 10/25/2035 ~	410	342

BX Trust
5.068% due 04/15/2039 •	505	502

Chase Mortgage Finance Trust
4.762% due 12/25/2035 ~	19	17
4.906% due 09/25/2036 •	90	75
6.000% due 12/25/2036	129	55

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ	1,180	1,181
7.230% due 10/25/2035 ~	2	2
7.410% due 05/25/2035 •	1	1

Countrywide Alternative Loan Trust
4.815% due 09/25/2046 •	478	463
4.995% due 02/25/2037 •	62	52
5.500% due 07/25/2035	2	1
6.000% due 05/25/2037	1,297	576

Countrywide Home Loan Mortgage Pass-Through Trust
5.160% due 11/25/2034 •	99	95
5.415% due 02/20/2035 •	1	1
6.662% due 02/20/2036 •	1	1

GSR Mortgage Loan Trust
4.632% due 11/25/2035 •	3	2
4.752% due 11/25/2035 •	140	118
5.328% due 09/25/2035 ~	3	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/25/2036		$2,660	$1,053
6.000% due 07/25/2037		671	436

HarborView Mortgage Loan Trust
4.347% due 06/19/2036 •		644	330
4.771% due 12/19/2036 •		53	48
4.871% due 05/19/2035 •		4	4

IndyMac INDX Mortgage Loan Trust
3.229% due 06/25/2037 •		1,262	1,019
4.152% due 06/25/2036 •		1,150	1,008

JP Morgan Alternative Loan Trust
4.308% due 05/25/2036 •		637	358

JP Morgan Mortgage Trust
4.471% due 10/25/2036 ~		35	20
4.619% due 10/25/2036 •		280	204
5.750% due 01/25/2036		22	10
6.057% due 02/25/2035 ~		1	1

Lehman Mortgage Trust
6.000% due 09/25/2037		323	314

MASTR Adjustable Rate Mortgages Trust
3.269% due 07/25/2035 ~		88	78

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.874% due 12/15/2030 ~		6	6

Merrill Lynch Alternative Note Asset Trust
5.035% due 03/25/2037 •		922	217

Merrill Lynch Mortgage Investors Trust
4.855% due 02/25/2036 •		8	8
4.935% due 11/25/2035 •		6	5
5.312% due 09/25/2035 •		239	191
6.058% due 05/25/2033 ~		5	5

Mortgage Equity Conversion Asset Trust
4.540% due 05/25/2042 ~		429	422

New Orleans Hotel Trust
5.356% due 04/15/2032 •		1,000	989

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		26	12
5.769% due 06/25/2036 ~		885	241

Prime Mortgage Trust
6.000% due 06/25/2036		1	1

Residential Accredit Loans, Inc. Trust
4.735% due 02/25/2037 •		576	508
4.795% due 07/25/2036 •		2,345	781
4.805% due 08/25/2036 •		1,048	954
4.815% due 07/25/2036 •		904	822

Structured Adjustable Rate Mortgage Loan Trust
6.035% due 01/25/2035 ~		10	9
6.527% due 02/25/2034 •		3	3

Structured Asset Mortgage Investments Trust
4.995% due 02/25/2036 ~		5	4

Taurus U.K. DAC
5.316% due 05/17/2031 •	GBP	199	256

Thornburg Mortgage Securities Trust
5.989% due 06/25/2047 •		$236	209

WaMu Mortgage Pass-Through Certificates Trust
4.091% due 02/25/2037 •		161	137
5.075% due 08/25/2045 •		777	780
5.835% due 11/25/2042 •		1	1
6.135% due 10/25/2046 •		42	39

Wells Fargo Mortgage-Backed Securities Trust
6.931% due 12/25/2036 •		164	160

Total Non-Agency Mortgage-Backed Securities (Cost $19,028)			15,219

ASSET-BACKED SECURITIES 20.3%

AUTOMOBILE SEQUENTIAL 2.3%

Carvana Auto Receivables Trust
5.380% due 03/12/2029		400	406
5.420% due 04/10/2028		477	479
6.360% due 04/12/2027		49	49

GLS Auto Select Receivables Trust
6.270% due 08/16/2027		82	82

Hertz Vehicle Financing LLC
5.490% due 06/25/2027		300	302

210	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	$168	$168
7.130% due 01/26/2032	281	283

Santander Drive Auto Receivables Trust
6.310% due 07/15/2027	22	23

Veros Auto Receivables Trust
7.120% due 11/15/2028	195	196

		1,988

CMBS OTHER 2.7%

AREIT Trust
5.597% due 01/20/2037 •	698	695
6.561% due 06/17/2039 ~	924	926

MF1 Ltd.
5.511% due 10/16/2036 ~	500	500

Ready Capital Mortgage Financing LLC
6.787% due 06/25/2037 •	175	175

		2,296

HOME EQUITY OTHER 10.0%

ACE Securities Corp. Home Equity Loan Trust
4.555% due 10/25/2036 ~	6	2
5.455% due 04/25/2035 •	710	694

Aegis Asset-Backed Securities Trust
5.170% due 08/25/2035 •	1,300	1,099

Argent Securities Trust
4.795% due 04/25/2036 •	910	287

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.095% due 11/25/2035 •	410	400

Centex Home Equity Loan Trust
4.930% due 06/25/2036 •	500	472

Citigroup Mortgage Loan Trust
4.755% due 12/25/2036 •	596	327

Equifirst Loan Securitization Trust
4.605% due 04/25/2037 •	625	578

Long Beach Mortgage Loan Trust
4.735% due 05/25/2036 ~	557	294
4.995% due 10/25/2034 ~	5	5
5.680% due 11/25/2032 •	544	569

Merrill Lynch First Franklin Mortgage Loan Trust
4.715% due 04/25/2037 ~	1,316	578

Morgan Stanley ABS Capital, Inc. Trust
4.495% due 05/25/2037 •	313	281

Morgan Stanley Home Equity Loan Trust
4.605% due 04/25/2037 •	849	440

Ownit Mortgage Loan Trust
5.260% due 08/25/2036 •	711	637

Residential Asset Securities Corp. Trust
5.320% due 12/25/2035 •	1,100	997

Securitized Asset-Backed Receivables LLC Trust
4.915% due 07/25/2036 •	1,080	423

Structured Asset Investment Loan Trust
4.615% due 09/25/2036 ~	876	539

		8,622

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY SEQUENTIAL 0.0%

Structured Asset Securities Corp. Mortgage Loan Trust
4.775% due 12/25/2036 •		$32	$32

WHOLE LOAN COLLATERAL 2.4%

First Franklin Mortgage Loan Trust
4.755% due 04/25/2036 ~		74	72
4.935% due 06/25/2036 •		500	453

Securitized Asset-Backed Receivables LLC Trust
4.595% due 08/25/2036 •		1,223	398
5.395% due 01/25/2036 •		1,186	1,117

			2,040

OTHER ABS 2.9%

CRB Securitization Trust
6.960% due 10/20/2033		231	233

Harvest CLO DAC
3.425% due 10/15/2031 •	EUR	267	288

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029		$15	15

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		116	113
5.700% due 07/15/2029		140	138

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~		55	55

Nelnet Student Loan Trust
5.174% due 04/20/2062 •		745	742

Pagaya AI Debt Selection Trust
7.600% due 12/16/2030		37	37

SMB Private Education Loan Trust
5.285% due 09/15/2054 •		611	608

Theorem Funding Trust
6.060% due 12/15/2028		84	84

Upstart Pass-Through Trust
3.800% due 04/20/2030		63	63

Upstart Securitization Trust
5.500% due 06/20/2032		146	146

			2,522

Total Asset-Backed Securities (Cost $18,681)			17,500

SOVEREIGN ISSUES 6.5%

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	2,000	85

Mexico Government International Bond
2.750% due 11/27/2031 (c)	MXN	1,684	72
3.000% due 12/03/2026 (c)		1,684	79
4.000% due 08/24/2034 (c)		8,422	384
8.500% due 03/01/2029		4,600	222

Peru Government International Bond
5.400% due 08/12/2034	PEN	2,200	546
6.150% due 08/12/2032		6,100	1,668
6.900% due 08/12/2037		700	188
6.950% due 08/12/2031		600	175

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.300% due 08/12/2033	PEN	800	$230
7.600% due 08/12/2039		300	85

Province of Quebec
4.450% due 09/01/2034	CAD	1,300	965

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	3,100	150
8.000% due 01/31/2030		3,300	173
8.250% due 03/31/2032		900	45
8.500% due 01/31/2037		2,000	91
9.000% due 01/31/2040		9,100	410

Turkey Government International Bond
45.031% due 05/20/2026 ~	TRY	100	3

Total Sovereign Issues (Cost $5,490)			5,571

		SHARES
SHORT-TERM INSTRUMENTS 9.4%

MUTUAL FUNDS 1.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (d)		948,652	949

		PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 8.3%
4.307% due 04/10/2025 - 06/05/2025 (a)(b)(g)		$7,189	7,168

Total Short-Term Instruments (Cost $8,117)			8,117

Total Investments in Securities (Cost $112,010)			107,021

		SHARES
INVESTMENTS IN AFFILIATES 14.7%

SHORT-TERM INSTRUMENTS 14.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.7%

PIMCO Short Asset Portfolio		635,895	6,225

PIMCO Short-Term Floating NAV Portfolio III		657,864	6,404

Total Short-Term Instruments (Cost $12,546)			12,629

Total Investments in Affiliates (Cost $12,546)			12,629

Total Investments 138.9% (Cost $124,556)			$119,650

Financial Derivative Instruments (e)(f) (1.7)% (Cost or Premiums, net $375)			(1,448)

Other Assets and Liabilities, net (37.2)%			(32,087)

Net Assets 100.0%			$86,115

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	211

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

(c)	Principal amount of security is adjusted for inflation.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.6)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$4,400	$(3,949)	$(3,966)

Total Short Sales (4.6)%				$(3,949)	$(3,966)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(1,248) at a weighted average interest rate of 5.432%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	1	$1	$0	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	2	2	(1)	0
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	1	1	0	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	2	2	(1)	(1)

Total Written Options					$(2)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	10	$	2,072	$13	$0	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	36		4,109	95	3	0
U.S. Treasury Long-Term Bond June Futures	06/2025	8		938	9	2	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	11		1,345	34	5	0

					$151	$10	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-Mini S&P 500 Index June Futures	06/2025	34	$	(9,611)	$48	$0	$(51)
U.S. Treasury 5-Year Note June Futures	06/2025	9		(973)	(5)	0	0
U.S. Treasury 10-Year Note June Futures	06/2025	29		(3,225)	(19)	0	(1)

					$24	$0	$(52)

Total Futures Contracts					$175	$10	$(52)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Volkswagen International Finance NV	1.000%	Quarterly	06/20/2028	0.688%	EUR 500	$(5)	$10	$5	$0	$0

212	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-42 5-Year Index	(1.000)%	Quarterly	06/20/2029	$3,200	$(73)	$10	$(63)	$0	$0
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029	12,140	(256)	23	(233)	0	0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030	9,400	(188)	15	(173)	0	0

					$(517)	$48	$(469)	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	6,100	$(167)	$(14)	$(181)	$27	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	8,300	122	(36)	86	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		1,110	4	2	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		8,510	(42)	93	51	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		15,000	0	101	101	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,900	76	104	180	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	34	(2)	32	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		3,300	0	18	18	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,400	4	(7)	(3)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,700	251	150	401	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		11,600	(83)	195	112	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,240	(12)	33	21	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		90	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		5,200	(33)	62	29	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,700	28	9	37	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		900	14	13	27	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,050	16	13	29	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,000	54	147	201	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,650	39	122	161	0	(7)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034	EUR	100	0	(1)	(1)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	3	3	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,300	(20)	64	44	15	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	2,200	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(5)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(4)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(3)	(3)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	213

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.400%	Annual	02/12/2035	EUR	100	$0	$2	$2	$0	$(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(2)	(2)	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		2,350	(106)	12	(94)	10	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		1,020	93	(10)	83	0	(8)
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	4,300	0	(7)	(7)	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	100	0	0	0	0	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		1,200	0	(15)	(15)	0	(3)
Receive	CPURNSA	0.000	Maturity	03/25/2030	$	1,600	0	8	8	2	0
Receive	CPURNSA	0.000	Maturity	03/27/2030		1,100	0	5	5	1	0

							$261	$1,059	$1,320	$73	$(86)

Total Swap Agreements							$(261)	$1,117	$856	$73	$(86)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$10	$73	$83		$(2)	$(57)	$(86)	$(145)

Cash of $3,653 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(5) for closed futures is outstanding at period end.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	1,684		$11	$0	$0
	04/2025		$1,337	AUD	2,113	0	(16)
	04/2025		19	JPY	2,864	0	0
	04/2025		16	SGD	22	0	0
	05/2025	AUD	2,113		$1,337	16	0
	05/2025	CNH	1,055		144	0	(2)
	05/2025	SGD	22		16	0	0
	05/2025		$525	CNH	3,805	0	(1)
	05/2025		11	JPY	1,678	0	0
	06/2025	CNH	1,928		$264	0	(3)
	06/2025		$179	CNH	1,292	0	0

214	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	CNH	1,893		$263	$1	$0
	08/2025		1,894		263	0	0

BOA	04/2025	AUD	52		32	0	0
	04/2025	EUR	26		28	0	0
	04/2025	KRW	75,190		51	0	0
	04/2025		$201	ZAR	3,646	0	(2)
	05/2025	CNH	1,032		$141	0	(1)
	05/2025	IDR	347,337		21	0	0
	05/2025		$25	INR	2,109	0	0
	06/2025	CNH	1,863		$257	0	(1)
	06/2025		$225	CNH	1,626	0	0
	06/2025		51	KRW	74,907	0	0
	06/2025		401	PLN	1,549	0	(2)
	08/2025	CNH	726		$101	1	0
	08/2025	TWD	31		1	0	0

BPS	04/2025	AUD	401		253	2	0
	04/2025	BRL	1,221		213	0	(1)
	04/2025	CAD	417		291	2	0
	04/2025	CZK	1,939		80	0	(4)
	04/2025	GBP	99		126	0	(3)
	04/2025	IDR	3,528,573		213	1	0
	04/2025	JPY	601		4	0	0
	04/2025	KRW	585,644		400	2	0
	04/2025	TRY	2,663		69	0	0
	04/2025	TWD	38,629		1,175	12	0
	04/2025		$101	AUD	160	0	(1)
	04/2025		213	BRL	1,221	1	0
	04/2025		547	IDR	8,990,344	0	(7)
	04/2025		228	INR	19,800	4	0
	04/2025		189	JPY	28,176	0	(1)
	04/2025		252	KRW	365,583	0	(4)
	04/2025		10	SGD	14	0	0
	04/2025		782	TWD	25,657	0	(9)
	04/2025		63	ZAR	1,158	0	0
	04/2025	ZAR	1,182		$65	0	0
	05/2025	CNH	3,608		496	0	(2)
	05/2025	IDR	1,023,087		61	0	0
	05/2025	SGD	14		10	0	0
	05/2025		$112	IDR	1,865,735	0	(1)
	05/2025		221	INR	18,950	0	0
	05/2025		4	JPY	599	0	0
	06/2025	CNH	1,903		$261	0	(3)
	06/2025	KRW	18,328		13	0	0
	06/2025		$132	CNH	953	0	0
	06/2025		415	PLN	1,614	3	(2)
	07/2025	TWD	6,356		$196	3	0
	08/2025	CNH	3,628		505	1	0
	08/2025	TWD	16,989		520	4	0

BRC	04/2025	GBP	220		286	2	0
	04/2025	ILS	744		201	1	0
	04/2025	INR	603		7	0	0
	04/2025	TRY	5,393		140	1	0
	04/2025		$77	IDR	1,252,147	0	(1)
	04/2025		418	TRY	16,110	0	(5)
	04/2025		62	TWD	2,029	0	(1)
	04/2025	ZAR	852		$47	0	0
	05/2025	TRY	1,169		29	0	0
	06/2025	PLN	173		45	0	0
	06/2025	TRY	4,692		113	0	(1)
	06/2025		$8	PLN	30	0	0
	06/2025		339	TRY	13,375	0	(16)

BSH	04/2025	AUD	1,890		$1,198	17	0
	04/2025	JPY	50,710		338	0	0
	04/2025	PEN	4,305		1,130	0	(41)
	05/2025		94		25	0	(1)
	05/2025		$338	JPY	50,539	0	0
	06/2025	PEN	1,616		$438	0	(1)
	06/2025		$75	PLN	290	0	(1)

CBK	04/2025	BRL	4,132		$718	0	(6)
	04/2025	CHF	265		301	2	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	215

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	IDR	2,808,082		$169	$1	$0
	04/2025	ILS	595		163	3	0
	04/2025	INR	9,586		112	0	0
	04/2025	PEN	1,343		361	0	(5)
	04/2025	TWD	33,914		1,035	14	0
	04/2025		$720	BRL	4,132	5	0
	04/2025		2,540	CAD	3,618	0	(26)
	04/2025		83	CHF	73	0	0
	04/2025		257	IDR	4,209,743	0	(4)
	04/2025		124	INR	10,590	0	0
	04/2025		11	KRW	16,090	0	0
	04/2025		1,358	PEN	4,964	0	(7)
	04/2025		1,010	TWD	33,106	0	(13)
	05/2025	CAD	3,613		$2,540	26	0
	05/2025	IDR	1,252,181		75	0	0
	05/2025	PEN	83		22	0	(1)
	05/2025		$112	IDR	1,861,084	0	(1)
	06/2025	CNH	730		$101	0	0
	06/2025	KRW	1,166,386		812	17	0
	06/2025	PEN	688		188	1	0
	07/2025	TWD	11,174		343	5	0
	07/2025		$594	BRL	3,473	3	0
	08/2025	PEN	1,044		$280	0	(4)
	08/2025	TWD	13,140		403	4	0
	08/2025		$108	TWD	3,509	0	(1)
	09/2025	PEN	4,458		$1,215	6	0

DUB	04/2025	EUR	789		828	0	(25)
	04/2025	ILS	410		113	2	0
	04/2025	JPY	14,700		100	2	0
	04/2025		$350	IDR	5,797,141	0	(2)
	04/2025		33	INR	2,807	0	0
	04/2025		8	SGD	11	0	0
	05/2025	IDR	152,446		$9	0	0
	05/2025	PEN	186		49	0	(2)
	05/2025	SGD	11		8	0	0
	06/2025	KRW	905,252		630	14	0
	08/2025		$113	CNH	810	0	(1)

FAR	04/2025	AUD	79		$49	0	0
	04/2025	CHF	1,018		1,142	0	(9)
	04/2025	ILS	531		146	3	0
	04/2025	JPY	36,280		241	0	(1)
	04/2025		$94	AUD	149	0	(1)
	04/2025		146	JPY	21,857	0	(1)
	04/2025		16	TWD	536	0	0
	05/2025		134	CNH	967	0	(1)
	05/2025		241	JPY	36,158	1	0
	06/2025		154	PLN	597	0	(1)
	07/2025	CNH	963		$134	1	0

GLM	04/2025	BRL	10,720		1,867	0	(12)
	04/2025	CAD	64		45	0	0
	04/2025	IDR	2,404,122		145	1	0
	04/2025	KRW	114,470		78	0	0
	04/2025	PEN	602		159	0	(5)
	04/2025	TRY	54		1	0	0
	04/2025		$1,854	BRL	10,720	25	0
	04/2025		205	IDR	3,381,023	0	(2)
	04/2025		15	KRW	21,925	0	0
	05/2025	CNH	1,003		$137	0	(2)
	05/2025	IDR	601,686		36	0	0
	05/2025		$145	IDR	2,406,293	0	(1)
	06/2025		231	CNH	1,672	1	(1)
	06/2025		78	KRW	114,054	0	0
	06/2025		68	PLN	264	0	0
	07/2025	TWD	2,486		$76	1	0
	09/2025	PEN	426		116	1	0

JPM	04/2025	BRL	3,065		534	0	(3)
	04/2025	IDR	1,129,251		68	1	0
	04/2025	ILS	463		128	3	0
	04/2025	JPY	18,541		123	0	0
	04/2025	TWD	3,720		113	1	0

216	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$534	BRL	3,065	$3	$0
	04/2025		893	EUR	828	2	0
	04/2025		35	IDR	581,417	0	(1)
	04/2025		52	INR	4,511	0	0
	04/2025		157	JPY	23,456	0	(1)
	04/2025		11	KRW	16,083	0	0
	04/2025		449	TWD	14,742	0	(5)
	04/2025	ZAR	1,538		$84	1	0
	05/2025	CNH	1,072		147	0	(1)
	05/2025	EUR	828		895	0	(2)
	05/2025	IDR	400,721		24	0	0
	05/2025	TRY	873		20	0	(2)
	05/2025		$492	CNH	3,569	1	0
	05/2025		23	JPY	3,529	0	0
	06/2025	MXN	18,199		$882	2	0
	06/2025	PLN	690		178	1	0
	06/2025	TRY	108		3	0	0
	06/2025		$34	CNH	252	0	0
	06/2025		153	MXN	3,150	0	(1)
	06/2025		371	PLN	1,439	1	(2)
	07/2025	BRL	860		$147	0	(1)
	07/2025	CNH	1,825		253	0	0
	07/2025	TWD	6,571		202	3	0
	08/2025	CNH	1,728		240	0	(1)
	08/2025	TWD	13,625		417	4	0

MBC	04/2025	CHF	89		101	0	0
	04/2025	EUR	55		60	1	0
	04/2025	JPY	4,000		27	0	0
	04/2025	SGD	47		35	0	0
	04/2025	TWD	6,623		205	5	0
	04/2025		$1,470	CHF	1,298	0	(2)
	04/2025		46	EUR	42	0	0
	04/2025		564	GBP	436	0	(1)
	04/2025		165	INR	14,291	2	0
	04/2025		199	JPY	29,800	0	(1)
	04/2025		193	TWD	6,343	0	(2)
	04/2025	ZAR	1,836		$100	0	0
	05/2025	CHF	1,294		1,470	2	0
	05/2025	CNH	1,660		229	0	0
	05/2025	IDR	241,389		15	0	0
	05/2025		$243	CNH	1,760	0	0
	06/2025	KRW	208,856		$145	3	0
	06/2025		$135	PLN	521	0	(1)
	07/2025	CNH	875		$121	0	0
	07/2025	TWD	3,273		100	1	0
	08/2025	CNH	1,988		276	0	(1)
	08/2025	TWD	3,032		93	1	0
	08/2025		$50	TWD	1,641	0	0

MYI	04/2025	CAD	3,138		$2,205	24	0
	05/2025	IDR	219,649		13	0	0
	06/2025	CNH	417		57	0	0
	06/2025		$30	PLN	121	1	0

NGF	06/2025	KRW	278,849		$196	6	0

RBC	04/2025		$105	TWD	3,427	0	(2)

SCX	04/2025	BRL	10,387		$1,777	0	(43)
	04/2025	JPY	928		6	0	0
	04/2025	TWD	3,508		108	2	0
	04/2025		$1,809	BRL	10,387	11	0
	04/2025		95	IDR	1,560,096	0	(2)
	04/2025		11	KRW	16,066	0	0
	04/2025		56	TWD	1,828	0	(1)
	05/2025	CNH	1,274		$177	1	0
	05/2025	IDR	94,257		6	0	0
	05/2025		$6	JPY	925	0	0
	06/2025	CNH	506		$69	0	(1)
	06/2025		$1,777	BRL	10,519	43	0
	07/2025	PEN	802		$215	0	(3)
	08/2025	TWD	1,813		56	1	0
	08/2025		$64	CNH	458	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	217

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	04/2025	BRL	831		$146	$0	$0
	04/2025		$143	BRL	831	3	0

SSB	04/2025	GBP	117		$151	0	0
	04/2025	PEN	69		18	0	(1)
	04/2025	TWD	2,527		77	1	0
	05/2025	PEN	326		86	0	(3)
	05/2025		$151	GBP	117	0	0

UAG	04/2025	IDR	325,482		$20	0	0
	04/2025		$20	IDR	325,482	0	0
	04/2025		144	JPY	21,490	0	(1)
	05/2025		20	IDR	325,940	0	0
	06/2025		43	PLN	164	0	0

Total Forward Foreign Currency Contracts						$344	$(354)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	12,800	$62	$50

Total Purchased Options							$62	$50

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	100	$0	$0
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	100	0	0
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	300	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	200	0	0
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	200	0	0

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	100	0	0

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	200	0	0

						$(1)	$(1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	12,800	$(23)	$(15)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	12,800	(38)	(27)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	100	0	0

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	100	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	100	0	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	100	(1)	0

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	100	0	0

							$(68)	$(46)

Total Written Options							$(69)	$(47)

218	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	99	$19	$1	$20	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		492	97	0	97	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		295	59	(1)	58	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		2,264	470	(22)	448	0

							$645	$(22)	$623	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	60	5.070% (FEDL01 plus a specified spread)	Monthly	03/11/2026	$742	$0	$2	$2	$0

FAR	Pay	S&P 500 Total Return Index	4,462	4.940% (FEDL01 plus a specified spread)	Maturity	04/16/2025	50,051	0	(2,089)	0	(2,089)
	Pay	S&P 500 Total Return Index	39	5.150% (FEDL01 plus a specified spread)	Monthly	01/07/2026	482	0	2	2	0

JPM	Pay	S&P 500 Total Return Index	1,507	5.110% (FEDL01 plus a specified spread)	Monthly	08/06/2025	18,627	0	79	79	0
	Pay	S&P 500 Total Return Index	73	5.110% (FEDL01 plus a specified spread)	Monthly	02/04/2026	902	0	4	4	0

								$0	$(2,002)	$87	$(2,089)

Total Swap Agreements								$645	$(2,024)	$710	$(2,089)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$17	$0	$0	$17	$(22)	$0	$0	$(22)	$(5)	$0	$(5)
BOA	1	0	22	23	(6)	0	0	(6)	17	0	17
BPS	35	0	97	132	(38)	0	0	(38)	94	0	94
BRC	4	50	0	54	(24)	(42)	0	(66)	(12)	0	(12)
BSH	17	0	0	17	(44)	0	0	(44)	(27)	0	(27)
CBK	87	0	0	87	(68)	0	0	(68)	19	0	19
DUB	18	0	0	18	(30)	0	0	(30)	(12)	0	(12)
FAR	5	0	2	7	(14)	(1)	(2,089)	(2,104)	(2,097)	1,791	(306)
GLM	29	0	0	29	(23)	(3)	0	(26)	3	0	3
GST	0	0	58	58	0	(1)	0	(1)	57	0	57
JPM	23	0	531	554	(20)	0	0	(20)	534	(1,800)	(1,266)
MBC	15	0	0	15	(8)	0	0	(8)	7	0	7
MYI	25	0	0	25	0	0	0	0	25	0	25
NGF	6	0	0	6	0	0	0	0	6	0	6
RBC	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
SCX	58	0	0	58	(50)	0	0	(50)	8	0	8
SOG	3	0	0	3	0	0	0	0	3	0	3
SSB	1	0	0	1	(4)	0	0	(4)	(3)	0	(3)
UAG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$344	$50	$710	$1,104	$(354)	$(47)	$(2,089)	$(2,490)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	219

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

(g)

Securities with an aggregate market value of $1,791 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10	$10
Swap Agreements	0	0	0	0	73	73

	$0	$0	$0	$0	$83	$83

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$344	$0	$344
Purchased Options	0	0	0	0	50	50
Swap Agreements	0	623	87	0	0	710

	$0	$623	$87	$344	$50	$1,104

	$0	$623	$87	$344	$133	$1,187

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	56	0	1	57
Swap Agreements	0	0	0	0	86	86

	$0	$0	$56	$0	$89	$145

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$354	$0	$354
Written Options	0	1	0	0	46	47
Swap Agreements	0	0	2,089	0	0	2,089

	$0	$1	$2,089	$354	$46	$2,490

	$0	$1	$2,145	$354	$135	$2,635

220	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Futures	0	0	(4,959)	0	451	(4,508)
Swap Agreements	0	(66)	0	0	593	527

	$0	$(66)	$(4,959)	$0	$1,059	$(3,966)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$629	$0	$629
Purchased Options	0	0	0	0	(14)	(14)
Written Options	0	0	0	0	88	88
Swap Agreements	0	35	(1,714)	0	0	(1,679)

	$0	$35	$(1,714)	$629	$74	$(976)

	$0	$(31)	$(6,673)	$629	$1,133	$(4,942)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	641	0	(14)	627
Swap Agreements	0	46	0	0	(1,302)	(1,256)

	$0	$46	$641	$0	$(1,317)	$(630)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(130)	$0	$(130)
Purchased Options	0	0	0	0	(21)	(21)
Written Options	0	0	0	0	16	16
Swap Agreements	0	(22)	(1,409)	0	0	(1,431)

	$0	$(22)	$(1,409)	$(130)	$(5)	$(1,566)

	$0	$24	$(768)	$(130)	$(1,322)	$(2,196)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,802	$0	$4,802
Industrials	0	1,040	0	1,040
Utilities	0	387	0	387
U.S. Government Agencies	0	49,362	0	49,362
U.S. Treasury Obligations	0	5,023	0	5,023
Non-Agency Mortgage-Backed Securities	0	15,219	0	15,219
Asset-Backed Securities
Automobile Sequential	0	1,988	0	1,988
CMBS Other	0	2,296	0	2,296
Home Equity Other	0	8,622	0	8,622
Home Equity Sequential	0	32	0	32
Whole Loan Collateral	0	2,040	0	2,040
Other ABS	0	2,522	0	2,522
Sovereign Issues	0	5,571	0	5,571
Short-Term Instruments
Mutual Funds	0	949	0	949
U.S. Treasury Bills	0	7,168	0	7,168

	$0	$107,021	$0	$107,021

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,629	$0	$0	$12,629

Total Investments	$12,629	$107,021	$0	$119,650

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,966)	$0	$(3,966)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	83	0	83
Over the counter	0	1,104	0	1,104

	$0	$1,187	$0	$1,187

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(51)	(89)	0	(140)
Over the counter	0	(2,490)	0	(2,490)

	$(51)	$(2,579)	$0	$(2,630)

Total Financial Derivative Instruments	$(51)	$(1,392)	$0	$(1,443)

Totals	$12,578	$101,663	$0	$114,241

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	221

Schedule of Investments	PIMCO StocksPLUS® Small Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.3%

CORPORATE BONDS & NOTES 11.0%

BANKING & FINANCE 7.6%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$940
3.300% due 01/30/2032		1,000	886

American Express Co.
5.284% due 07/26/2035 •		2,000	2,000
5.442% due 01/30/2036 ~		300	303

Avolon Holdings Funding Ltd.
3.250% due 02/15/2027		800	776

Bank of America Corp.
1.734% due 07/22/2027 •		1,100	1,060
5.202% due 04/25/2029 •		1,000	1,016

Bank of Nova Scotia
5.450% due 08/01/2029		3,400	3,494

Barclays PLC
5.690% due 03/12/2030 •		1,500	1,538
7.437% due 11/02/2033 •		1,100	1,228

Credit Suisse AG AT1 Claim		5,820	698

Deutsche Bank AG
1.375% due 09/03/2026 ~	EUR	2,400	2,578

Discover Bank
3.450% due 07/27/2026		$1,700	1,672
4.650% due 09/13/2028		2,700	2,677

Extra Space Storage LP
5.400% due 06/15/2035		400	398

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	900	958

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	185
4.687% due 06/09/2025		200	200
5.125% due 06/16/2025		200	200
5.800% due 03/05/2027		800	804
5.800% due 03/08/2029		300	297
5.918% due 03/20/2028		600	603
6.950% due 03/06/2026		200	202
6.950% due 06/10/2026		200	203

GA Global Funding Trust
5.500% due 04/01/2032 (a)		400	403

GLP Capital LP
5.625% due 09/15/2034		200	197

HSBC Holdings PLC
2.848% due 06/04/2031 •		200	180
5.887% due 08/14/2027 •		300	305

Jackson National Life Global Funding
5.600% due 04/10/2026		2,100	2,120

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		200	205

Morgan Stanley
1.512% due 07/20/2027 •		2,000	1,923

Morgan Stanley Bank NA
4.952% due 01/14/2028 •		3,200	3,221

NatWest Group PLC
4.892% due 05/18/2029 •		2,679	2,685

Nomura Holdings, Inc.
2.679% due 07/16/2030		1,300	1,160
3.103% due 01/16/2030		1,900	1,753

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		1,500	1,058

Prologis LP
4.200% due 02/15/2033	CAD	200	140
5.000% due 01/31/2035		$600	596

UBS Group AG
3.091% due 05/14/2032 •		1,300	1,158

VICI Properties LP
4.750% due 02/15/2028		1,800	1,801

			43,821

INDUSTRIALS 2.0%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		2,000	1,888

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayer U.S. Finance LLC
6.125% due 11/21/2026	$200	$204
6.375% due 11/21/2030	400	419

DAE Funding LLC
3.375% due 03/20/2028	900	859

Imperial Brands Finance PLC
3.500% due 07/26/2026	200	197

MPLX LP
2.650% due 08/15/2030	1,300	1,158

Occidental Petroleum Corp.
5.550% due 10/01/2034	2,600	2,542

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	1,200	1,147

Sands China Ltd.
5.125% due 08/08/2025	1,300	1,300
5.400% due 08/08/2028	1,300	1,303

United Airlines Pass-Through Trust
5.450% due 08/15/2038	397	401

		11,418

UTILITIES 1.4%

Eversource Energy
5.850% due 04/15/2031	2,400	2,496

Oncor Electric Delivery Co. LLC
2.700% due 11/15/2051	600	356

Pacific Gas & Electric Co.
2.100% due 08/01/2027	459	431
3.000% due 06/15/2028	1,000	940
3.300% due 12/01/2027	100	96
4.550% due 07/01/2030	1,200	1,162
5.700% due 03/01/2035	100	100
6.150% due 03/01/2055	300	294

San Diego Gas & Electric Co.
3.320% due 04/15/2050	200	136

Southern California Edison Co.
5.150% due 06/01/2029	1,500	1,510
5.950% due 11/01/2032	425	437

		7,958

Total Corporate Bonds & Notes (Cost $63,716)		63,197

U.S. GOVERNMENT AGENCIES 68.1%

Fannie Mae
4.202% due 10/01/2029 ~	4,400	4,374
4.804% due 07/25/2037 •	4	4
4.834% due 07/25/2037 •	9	9
4.854% due 09/25/2035 •	24	24
4.930% due 06/01/2029	1,900	1,944
5.290% due 11/25/2054 •	3,210	3,207

Freddie Mac
4.000% due 01/01/2048	941	888
5.173% due 10/15/2037 •	10	10
6.000% due 04/01/2040	2	2

Ginnie Mae
4.787% due 08/20/2047 •	270	263
6.000% due 12/15/2038	28	29

Ginnie Mae, TBA
4.500% due 05/01/2055	6,430	6,168
5.000% due 04/01/2055	19,070	18,759

U.S. Small Business Administration
5.290% due 12/01/2027	4	4
5.720% due 01/01/2029	97	97
6.020% due 08/01/2028	50	51

Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	7,453	6,810
4.000% due 01/01/2026 - 03/01/2026	3	3
4.500% due 08/01/2052 - 12/01/2053	5,116	4,907
6.000% due 07/01/2035 - 05/01/2041	339	353
7.500% due 08/01/2025 - 11/01/2037	26	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055		$19,900	$17,245
4.000% due 05/01/2055		54,150	50,382
4.500% due 05/01/2055 - 06/01/2055		29,877	28,556
5.000% due 04/01/2055 - 05/01/2055		23,220	22,746
5.500% due 05/01/2055		21,350	21,305
6.000% due 05/01/2055 - 06/01/2055		69,190	70,165
6.500% due 06/01/2055		128,710	132,504

Total U.S. Government Agencies (Cost $390,542)			390,834

U.S. TREASURY OBLIGATIONS 6.0%

U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2045 (h)		1,753	1,332
1.000% due 02/15/2046 (h)		2,466	1,948
1.875% due 07/15/2034		19,434	19,621
2.125% due 04/15/2029		10,987	11,315

Total U.S. Treasury Obligations (Cost $35,272)			34,216

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.2%

Adjustable Rate Mortgage Trust
6.078% due 11/25/2037 ~		4,115	2,759

American Home Mortgage Assets Trust
5.555% due 11/25/2046 ~		6,038	1,504

Atrium Hotel Portfolio Trust
6.117% due 12/15/2036 •		4,600	4,499

Avon Finance PLC
5.357% due 12/28/2049 •	GBP	3,183	4,121

BCAP LLC Trust
4.572% due 03/26/2037 ~		$4,012	1,717

Bear Stearns ALT-A Trust
4.358% due 11/25/2035 ~		2,506	1,360
4.630% due 11/25/2035 •		87	79

ChaseFlex Trust
5.035% due 07/25/2037 •		2,439	2,116

Citigroup Mortgage Loan Trust
4.505% due 01/25/2037 •		2	1
6.170% due 09/25/2062 þ		5,112	5,116
6.300% due 03/25/2036 ~		37	37
6.759% due 08/25/2035 ~		7	7

CitiMortgage Alternative Loan Trust
5.035% due 04/25/2037 •		839	705

Commercial Mortgage Trust
5.367% due 06/15/2034 ~		2,735	2,545

Countrywide Alternative Loan Trust
4.675% due 12/25/2046 •		2,185	1,939
4.755% due 02/25/2047 •		8	8
4.755% due 09/25/2047 •		1,141	1,054
4.835% due 06/25/2037 •		30	27
5.635% due 02/25/2036 ~		3	3
5.750% due 02/25/2037		668	332
6.000% due 08/25/2035		1,059	426
6.000% due 06/25/2047		1,737	894

Countrywide Home Loan Mortgage Pass-Through Trust
4.669% due 11/25/2037 •		412	388
5.160% due 11/25/2034 •		2	2
5.500% due 11/25/2035		19	10

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		2,581	2,272

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.095% due 08/25/2037 •		1,632	1,320

GSR Mortgage Loan Trust
4.632% due 11/25/2035 •		1	1

HarborView Mortgage Loan Trust
4.771% due 12/19/2036 •		138	125
4.811% due 01/19/2038 •		190	170
4.841% due 12/19/2036 •		706	556

JP Morgan Mortgage Trust
5.211% due 08/25/2034 •		9	9

222	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 01/25/2036		$10	$5
6.382% due 07/25/2035 ~		637	647

JP Morgan Resecuritization Trust
3.339% due 06/26/2037 ~		3,905	2,915
4.554% due 06/26/2037 •		968	966

Lehman Mortgage Trust
5.085% due 11/25/2036 •		1,091	514

Lehman XS Trust
4.885% due 08/25/2046 •		975	996

MASTR Adjustable Rate Mortgages Trust
5.435% due 12/25/2046 •		5,056	3,900

Merrill Lynch Mortgage Investors Trust
5.312% due 09/25/2035 •		38	31

Morgan Stanley Mortgage Loan Trust
5.365% due 11/25/2035 •		576	577

MortgageIT Mortgage Loan Trust
4.895% due 06/25/2047 •		606	526

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •		1,381	1,325
2.750% due 11/25/2059 •		2,477	2,366

New York Mortgage Trust
5.250% due 07/25/2062 þ		3,183	3,168

PRKCM Trust
7.225% due 11/25/2058 þ		1,093	1,114

Residential Accredit Loans, Inc. Trust
4.805% due 08/25/2036 •		279	254
4.835% due 05/25/2047 •		2,793	2,554

Stratton Mortgage Funding PLC
5.608% due 06/20/2060 •	GBP	786	1,018

Structured Adjustable Rate Mortgage Loan Trust
5.520% due 04/25/2035 ~		$44	40

Structured Asset Mortgage Investments Trust
4.555% due 08/25/2036 ~		3,137	2,762

Structured Asset Securities Corp.
4.785% due 04/25/2035 •		1,079	958

Taurus U.K. DAC
5.316% due 05/17/2031 •	GBP	1,191	1,535

Towd Point Mortgage Funding
5.483% due 07/20/2053 •		2,062	2,671

Trinity Square PLC
5.470% due 07/15/2059 ~		936	1,212

UBS Commercial Mortgage Trust
3.504% due 12/15/2050		$1,594	1,572

Verus Securitization Trust
4.910% due 06/25/2067 þ		2,278	2,269

WaMu Mortgage Pass-Through Certificates Trust
3.474% due 01/25/2037 ~		123	104
4.584% due 08/25/2036 •		51	46
4.640% due 06/25/2037 ~		415	368
5.179% due 12/25/2035 ~		688	644
5.365% due 01/25/2047 •		8	8
5.405% due 05/25/2047 ~		1,671	1,459
5.595% due 11/25/2045 •		1,366	1,277
6.135% due 09/25/2046 •		21	20
6.135% due 10/25/2046 •		15	14

Wells Fargo Mortgage-Backed Securities Trust
6.931% due 12/25/2036 •		49	48

Total Non-Agency Mortgage-Backed Securities (Cost $83,431)			75,985

ASSET-BACKED SECURITIES 31.2%

AUTOMOBILE SEQUENTIAL 2.6%

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		2,400	2,464

Carvana Auto Receivables Trust
5.620% due 01/10/2029		300	304
6.090% due 11/10/2026		21	21
6.410% due 09/10/2027		501	503

Citizens Auto Receivables Trust
5.110% due 04/17/2028		500	504
5.430% due 10/15/2026		292	292

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exeter Automobile Receivables Trust
5.630% due 10/15/2026	$136	$136

Hertz Vehicle Financing LLC
5.440% due 01/25/2029	4,200	4,260

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032	341	342

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	610	596
5.320% due 09/25/2030	471	471
5.380% due 11/25/2030	712	713

SCCU Auto Receivables Trust
5.110% due 06/15/2029	1,600	1,615
5.450% due 12/15/2027	1,568	1,573

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	460	463

Veros Auto Receivables Trust
7.120% due 11/15/2028	563	565

		14,822

CMBS OTHER 2.1%

M360 Ltd.
6.684% due 11/22/2038 •	3,100	3,051

MF1 LLC
6.952% due 09/17/2037 •	2,534	2,535

MF1 Ltd.
6.067% due 02/19/2037 •	6,100	6,125

Ready Capital Mortgage Financing LLC
5.635% due 11/25/2036 •	378	378

		12,089

HOME EQUITY OTHER 10.8%

ABFC Trust
4.695% due 01/25/2037 ~	1,643	1,174

Bear Stearns Asset-Backed Securities Trust
4.755% due 08/25/2036 ~	249	240

Citigroup Mortgage Loan Trust
4.495% due 07/25/2045 •	72	50
4.755% due 12/25/2036 •	1,986	1,088

Countrywide Asset-Backed Certificates Trust
4.625% due 11/25/2037 •	91	86
4.639% due 05/25/2036 •	1,169	1,151
4.685% due 06/25/2047 •	613	591
4.715% due 06/25/2037 ~	545	519
4.715% due 06/25/2047 •	627	574
4.955% due 12/25/2036 •	2,049	1,950
4.975% due 03/25/2036 •	688	607

Credit-Based Asset Servicing & Securitization LLC
4.554% due 07/25/2037 ~	5	3

Fieldstone Mortgage Investment Trust
5.170% due 12/25/2035 •	951	939

Fremont Home Loan Trust
4.535% due 08/25/2036 ~	80	25
4.775% due 02/25/2036 •	719	696

GSAA Home Equity Trust
4.261% due 03/25/2036 ~	3,094	1,855
4.835% due 03/25/2037 •	3,967	1,101

GSAMP Trust
4.895% due 01/25/2037 •	2,700	2,309
5.755% due 12/25/2034 •	819	718

Home Equity Loan Trust
4.775% due 04/25/2037 •	5,300	4,664

Indymac Home Equity Loan Asset-Backed Trust
5.215% due 11/25/2034 ~	112	111

IndyMac Residential Asset Backed Trust
5.500% due 08/25/2035 •	2,000	1,964

JP Morgan Mortgage Acquisition Corp.
4.645% due 10/25/2036 •	10	9

Long Beach Mortgage Loan Trust
4.875% due 02/25/2036 •	1,159	1,141
5.350% due 08/25/2035 •	1,700	1,563

MASTR Specialized Loan Trust
4.955% due 02/25/2036 ~	276	270
4.955% due 06/25/2046 •	1,132	1,106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
4.655% due 08/25/2037 ~		$5,102	$2,506

Morgan Stanley ABS Capital, Inc. Trust
4.535% due 07/25/2036 ~		3	1
4.650% due 03/25/2037 •		13,108	5,176
4.755% due 09/25/2036 •		2,253	990

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ		3,451	1,136

Option One Mortgage Loan Trust
4.535% due 07/25/2036 •		1,841	802
4.565% due 07/25/2037 •		2,150	1,373
4.575% due 01/25/2037 ~		2,576	1,509
4.655% due 04/25/2037 ~		1,954	1,339
4.655% due 05/25/2037 •		1,151	693
4.745% due 04/25/2037 •		250	141

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.160% due 02/25/2035 •		6,262	5,727

Popular ABS Mortgage Pass-Through Trust
4.930% due 07/25/2036 •		1,879	1,787

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		3,588	1,184

Residential Asset Mortgage Products Trust
5.500% due 05/25/2035 •		2,300	2,235

Residential Asset Securities Corp. Trust
5.035% due 02/25/2036 •		69	69

Securitized Asset-Backed Receivables LLC Trust
4.915% due 07/25/2036 •		883	346
5.080% due 10/25/2035 •		1,150	931

SG Mortgage Securities Trust
4.795% due 02/25/2036 •		3,814	1,867

Soundview Home Loan Trust
4.555% due 11/25/2036 ~		6	2
4.605% due 07/25/2037 ~		968	851
4.735% due 03/25/2037 •		225	214
4.935% due 10/25/2036 •		2,469	2,356
5.275% due 08/25/2035 •		1,723	1,579

Structured Asset Securities Corp. Mortgage Loan Trust
4.665% due 05/25/2047 ~		546	531

			61,849

HOME EQUITY SEQUENTIAL 0.0%

BNC Mortgage Loan Trust
4.025% due 10/25/2036 •		80	79

WHOLE LOAN COLLATERAL 2.5%

Citigroup Mortgage Loan Trust
4.885% due 10/25/2036 •		186	186

PRET LLC
4.744% due 07/25/2051 þ		1,145	1,141
4.843% due 09/25/2051 þ		3,461	3,448
5.487% due 10/25/2051 þ		2,311	2,312
6.721% due 07/25/2051 þ		3,023	3,026

PRPM LLC
6.720% due 02/25/2027 þ		2,148	2,151

Securitized Asset-Backed Receivables LLC Trust
4.935% due 05/25/2036 •		2,730	1,407

Specialty Underwriting & Residential Finance Trust
5.035% due 12/25/2036 ~		408	399

			14,070

OTHER ABS 13.2%

ACHV ABS Trust
5.430% due 10/27/2031		1,571	1,577

Anchorage Credit Funding Ltd.
2.871% due 01/28/2039		300	282
2.875% due 07/27/2039		300	278
3.928% due 04/25/2038		400	388
4.300% due 07/25/2036		353	349
4.620% due 04/25/2037		279	279

Bain Capital Euro CLO DAC
3.484% due 01/20/2032 •	EUR	2,340	2,532

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	223

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blackrock European CLO DAC
3.405% due 10/15/2031 •	EUR	2,153	$2,326

Cairn CLO DAC
3.565% due 10/15/2031 •		1,857	2,009

Carlyle Euro CLO DAC
3.446% due 08/15/2032 •		3,466	3,749

Carlyle Global Market Strategies Euro CLO DAC
3.485% due 01/15/2031 •		1,345	1,447

CVC Cordatus Loan Fund DAC
3.131% due 09/15/2031 •		1,834	1,982
3.435% due 10/15/2031 •		4,414	4,774

DLLAA LLC
5.930% due 07/20/2026		$152	152

Euro-Galaxy CLO DAC
3.291% due 04/24/2034 •	EUR	2,293	2,477

GreenSky Home Improvement Trust
5.550% due 06/25/2059		$1,300	1,320

Griffith Park CLO DAC
3.249% due 11/21/2031 •	EUR	3,837	4,131

Harvest CLO DAC
1.040% due 07/15/2031		798	835
3.424% due 10/20/2031 •		3,940	4,260
3.425% due 10/15/2031 •		1,401	1,514
3.545% due 07/15/2031 •		6,303	6,818

Jubilee CLO DAC
3.435% due 04/15/2031 •		1,361	1,471

KKR CLO Ltd.
5.495% due 07/18/2030 •		$500	500
6.155% due 07/18/2030 •		4,200	4,207

Marlette Funding Trust
5.950% due 11/15/2032		292	292

Nelnet Student Loan Trust
6.544% due 02/20/2041 •		359	368
6.640% due 02/20/2041		299	310

OZLME DAC
3.556% due 01/14/2032 •	EUR	7,937	8,566

Romark Credit Funding Ltd.
2.625% due 10/25/2039		$400	372

Segovia European CLO DAC
3.624% due 07/20/2032 •	EUR	2,633	2,849

SMB Private Education Loan Trust
4.550% due 02/16/2055		$4,055	3,974
5.500% due 06/17/2052		1,798	1,836
5.897% due 11/15/2052 •		484	490

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		1,378	1,323

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		302	301

TCI-Symphony CLO Ltd.
6.101% due 10/13/2032 •		4,900	4,908

Theorem Funding Trust
6.060% due 12/15/2028		238	238

Upstart Pass-Through Trust
3.800% due 04/20/2030		451	448

			75,932

Total Asset-Backed Securities (Cost $196,900)			178,841

SOVEREIGN ISSUES 10.3%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	107,100	17,514

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	1,300	957

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	13,391	572
3.000% due 12/03/2026 (e)		39,583	1,862
4.000% due 11/30/2028 (e)		8,127	385
4.000% due 08/24/2034 (e)		60,217	2,743

Peru Government International Bond
5.400% due 08/12/2034	PEN	13,900	3,452
6.150% due 08/12/2032		49,500	13,537
6.900% due 08/12/2037		4,800	1,290
6.950% due 08/12/2031		1,100	320
7.300% due 08/12/2033		5,300	1,524
7.600% due 08/12/2039		600	169

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of Quebec
4.450% due 09/01/2034	CAD	8,400	$6,234

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	25,200	1,220
8.000% due 01/31/2030		27,700	1,448
8.250% due 03/31/2032		13,800	692
8.500% due 01/31/2037		17,000	771
9.000% due 01/31/2040		73,100	3,297

Turkey Government International Bond
45.031% due 05/20/2026 ~	TRY	300	8
45.031% due 08/19/2026 ~		300	8
45.031% due 05/17/2028 ~		35,200	877

Total Sovereign Issues (Cost $58,335)			58,880

		SHARES
COMMON STOCKS 0.9%

COMMUNICATION SERVICES 0.0%

Verizon Communications, Inc.		726	33

Walt Disney Co.		726	72

			105

CONSUMER DISCRETIONARY 0.1%

Amazon.com, Inc. (b)		726	138

Home Depot, Inc.		726	266

McDonald’s Corp.		726	227

NIKE, Inc. ‘B’		726	46

			677

CONSUMER STAPLES 0.1%

Coca-Cola Co.		726	52

Procter & Gamble Co.		726	123

Walmart, Inc.		726	64

			239

ENERGY 0.0%

Chevron Corp.		726	121

FINANCIALS 0.2%

American Express Co.		726	195

Goldman Sachs Group, Inc.		726	397

JPMorgan Chase & Co.		726	178

Travelers Cos., Inc.		726	192

Visa, Inc. ‘A’		726	254

			1,216

HEALTH CARE 0.1%

Amgen, Inc.		726	226

Johnson & Johnson		726	121

Merck & Co., Inc.		726	65

UnitedHealth Group, Inc.		726	380

			792

INDUSTRIALS 0.1%

3M Co.		726	107

Boeing Co. (b)		726	124

Caterpillar, Inc.		726	239

Honeywell International, Inc.		726	154

			624

INFORMATION TECHNOLOGY 0.2%

Apple, Inc.		726	161

Cisco Systems, Inc.		726	45

International Business Machines Corp.		726	180

	SHARES	MARKET VALUE (000S)

Microsoft Corp.	726	$273

NVIDIA Corp.	726	79

Salesforce, Inc.	726	195

		933

MATERIALS 0.1%

Sherwin-Williams Co.	726	254

Total Common Stocks (Cost $4,391)		4,961

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 37.6%

COMMERCIAL PAPER 5.3%

AbbVie, Inc.
4.640% due 04/15/2025	$2,970	2,964

AES Corp.
4.880% due 04/02/2025	3,020	3,019

Broadcom, Inc.
4.560% due 04/10/2025	3,430	3,426

Constellation Brands, Inc.
4.800% due 04/21/2025	3,020	3,012

Crown Castle, Inc.
4.910% due 04/29/2025	2,970	2,958

Entergy Corp.
4.550% due 05/12/2025	3,440	3,422

Equifax, Inc.
4.630% due 04/09/2025	2,690	2,687

Jabil, Inc.
4.820% due 04/07/2025	2,970	2,967

Marsh & McLennan Cos, Inc.
4.630% due 04/21/2025	3,020	3,012

Targa Resources Corp.
4.700% due 04/21/2025	3,020	3,011

		30,478

REPURCHASE AGREEMENTS (f) 21.3%
		122,000

U.S. TREASURY BILLS 11.0%
4.297% due 04/03/2025 - 06/05/2025 (c)(d)(j)	63,306	62,899

Total Short-Term Instruments (Cost $215,383)		215,377

Total Investments in Securities (Cost $1,047,970)		1,022,291

	SHARES
INVESTMENTS IN AFFILIATES 1.9%

SHORT-TERM INSTRUMENTS 1.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%

PIMCO Short-Term Floating NAV Portfolio III	1,150,341	11,197

Total Short-Term Instruments (Cost $11,199)		11,197

Total Investments in Affiliates (Cost $11,199)		11,197

Total Investments 180.2% (Cost $1,059,169)		$1,033,488

Financial Derivative Instruments (g)(i) (9.4)% (Cost or Premiums, net $13,613)		(54,098)

Other Assets and Liabilities, net (70.8)%		(405,928)

Net Assets 100.0%		$573,462

224	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.360%	03/31/2025	04/01/2025	$54,100	U.S. Treasury Inflation Protected Securities 2.375% due 12/31/2099	$(55,182)	$54,100	$54,107
JPS	4.500	03/31/2025	04/01/2025	11,000	U.S. Treasury Notes 0.750% due 03/31/2026	(11,225)	11,000	11,001
SAL	4.350	04/01/2025	04/02/2025	18,400	U.S. Treasury Notes 4.375% due 12/31/2029	(18,799)	18,400	18,400
	4.380	04/01/2025	04/02/2025	38,500	U.S. Treasury Notes 3.875% due 12/31/2027	(39,312)	38,500	38,500

Total Repurchase Agreements						$(124,518)	$122,000	$122,008

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.3)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$39,800	$(35,721)	$(35,875)

Total Short Sales (6.3)%				$(35,721)	$(35,875)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$54,107	$0	$0	$54,107	$(55,182)	$(1,075)
JPS	11,001	0	0	11,001	(11,225)	(224)
SAL	56,900	0	0	56,900	(58,111)	(1,211)

Total Borrowings and Other Financing Transactions	$122,008	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(569) at a weighted average interest rate of 5.243%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	225

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	6	$6	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	7	7	(2)	(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	12	12	(3)	(3)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	6	6	(2)	(3)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	7	7	(2)	(3)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	12	12	(4)	(5)

Total Written Options					$(14)	$(15)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini Russell 2000 Index June Futures	06/2025	635	$64,360	$(1,544)	$0	$(317)
U.S. Treasury 5-Year Note June Futures	06/2025	835	90,310	55	0	(26)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	269	30,700	357	25	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	115	14,059	87	51	0

				$(1,045)	$76	$(343)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	147	$(30,454)	$(21)	$1	$0
U.S. Treasury 10-Year Note June Futures	06/2025	682	(75,851)	(74)	0	(11)
U.S. Treasury Long-Term Bond June Futures	06/2025	7	(821)	(20)	0	(1)

				$(115)	$1	$(12)

Total Futures Contracts				$(1,160)	$77	$(355)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.346%	$	1,700	$27	$(13)	$14	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		500	(3)	11	8	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328	EUR	400	2	0	2	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.204		100	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.318		800	(4)	20	16	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.077	$	1,400	9	7	16	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		200	2	1	3	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462		2,520	500	(305)	195	0	(2)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		2,985	359	21	380	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.688	EUR	400	(4)	8	4	0	(1)

							$889	$(250)	$639	$1	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-40 5-Year Index	(1.000)%	Quarterly	12/20/2028	$	900	$(45)	$32	$(13)	$1	$0
CDX.EM-41 5-Year Index	(1.000)	Quarterly	06/20/2029		200	(8)	4	(4)	0	0
CDX.EM-42 5-Year Index	(1.000)	Quarterly	12/20/2029		500	(15)	1	(14)	0	0

226	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-42 5-Year Index	(1.000)%	Quarterly	06/20/2029	$	600	$(13)	$2	$(11)	$0	$0
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029		67,920	(1,519)	212	(1,307)	0	0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		51,800	(1,037)	84	(953)	0	(1)

						$(2,637)	$335	$(2,302)	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	3,956	$(145)	$148	$3	$5	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		92	(3)	3	0	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		800	(68)	64	(4)	1	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		100	(7)	6	(1)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		500	(18)	(1)	(19)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		98	0	6	6	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		6,300	457	(110)	347	2	(1)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		1,700	89	2	91	1	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025		900	20	(14)	6	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026		3,200	78	(47)	31	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		800	18	(8)	10	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		400	4	2	6	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		300	4	1	5	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		1,300	19	6	25	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		100	2	0	2	0	0

						$450	$58	$508	$9	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	48,900	$(1,344)	$(105)	$(1,449)	$213	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	7	5	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	9	8	0	(2)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		400	(1)	(9)	(10)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	$	7,300	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,000	(2)	(1)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		5,600	0	38	38	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		19,300	175	(78)	97	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,000	(2)	(6)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		28,890	284	44	328	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		50,900	332	7,571	7,903	0	(59)
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		31,900	0	172	172	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		11,700	34	(55)	(21)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		58,300	5,978	2,771	8,749	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		7,900	593	(431)	162	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		30,950	(236)	594	358	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		90	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		30	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		900	(3)	9	6	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		600	(2)	6	4	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,000	(4)	5	1	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		400	(2)	4	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		300	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,260	(14)	21	7	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		300	(1)	7	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		600	(2)	10	8	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		500	(1)	4	3	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		300	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		400	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		600	(2)	8	6	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		700	(2)	8	6	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		700	(2)	16	14	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		300	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		300	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		700	(2)	20	18	2	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	227

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.000%	Annual	02/26/2035	$	200	$(1)	$(3)	$(4)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		250	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		500	(2)	(4)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		400	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		500	(1)	(5)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		700	(2)	(10)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		800	(2)	(9)	(11)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		500	(1)	(4)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		9,260	140	119	259	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		18,700	5,245	1,786	7,031	0	(97)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		29,300	457	1,326	1,783	0	(72)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034	EUR	200	(1)	(3)	(4)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		500	(1)	(4)	(5)	0	(2)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	14	13	0	(2)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		300	(1)	(6)	(7)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	25,700	(111)	453	342	112	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	500	(1)	4	3	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		2,240	(21)	2	(19)	5	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		500	(2)	(22)	(24)	0	(2)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(11)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(11)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		400	(2)	(17)	(19)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		400	(1)	(15)	(16)	0	(2)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		570	(2)	(12)	(14)	0	(2)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(10)	(11)	0	(2)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		300	(1)	(4)	(5)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		400	(1)	(15)	(16)	2	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		300	(1)	8	7	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		200	(1)	(3)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		300	(1)	(4)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	0	(1)	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	(1)	(2)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		300	(1)	(4)	(5)	0	(5)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		20,120	(968)	162	(806)	85	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		8,300	673	3	676	0	(65)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	400	0	(2)	(2)	0	(1)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		4,700	(1)	(59)	(60)	0	(11)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		4,570	4	(89)	(85)	0	(10)
Receive	CPURNSA	0.000	Maturity	03/25/2030	$	100	0	1	1	0	0
Receive	CPURNSA	0.000	Maturity	03/27/2030		12,600	0	52	52	12	0

							$11,147	$14,276	$25,423	$524	$(547)

Total Swap Agreements							$9,849	$14,419	$24,268	$535	$(553)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$77	$535	$612	$(15)	$(355)	$(553)	$(923)

(h)

Securities with an aggregate market value of $2,675 and cash of $21,457 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

228	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	18,783		$124	$0	$(1)
	04/2025		$9,342	AUD	14,768	0	(114)
	04/2025		140	JPY	20,920	0	(1)
	04/2025		69	SGD	92	0	0
	05/2025	AUD	14,768		$9,344	114	0
	05/2025	CNH	7,728		1,055	0	(11)
	05/2025	SGD	92		69	0	0
	05/2025		$3,973	CNH	28,770	2	(4)
	05/2025		124	JPY	18,719	1	0
	06/2025	CNH	14,685		$2,009	0	(23)
	06/2025		$1,081	CNH	7,801	0	(2)
	07/2025	CNH	14,318		$1,987	4	(1)
	08/2025		14,320		1,986	0	(3)

BOA	04/2025	AUD	243		151	0	(1)
	04/2025	JPY	37,200		248	0	0
	04/2025	KRW	300,759		205	1	0
	04/2025	SEK	1,375		129	0	(8)
	04/2025		$1,372	EUR	1,261	0	(9)
	04/2025		1,204	ZAR	21,878	0	(12)
	05/2025	CNH	7,556		$1,032	0	(10)
	05/2025	HKD	1,035		133	0	0
	05/2025	IDR	2,493,267		150	0	0
	05/2025		$180	INR	15,465	1	0
	06/2025	CNH	8,131		$1,119	0	(6)
	06/2025		$530	CNH	3,826	0	0
	06/2025		205	KRW	299,627	0	(1)
	06/2025		2,405	PLN	9,294	0	(12)
	08/2025	CNH	2,904		$406	2	0
	08/2025	TWD	290		9	0	0

BPS	04/2025	AUD	2,380		1,500	13	0
	04/2025	BRL	15,372		2,672	0	(22)
	04/2025	CAD	3,352		2,342	12	0
	04/2025	EUR	61,144		64,115	0	(2,001)
	04/2025	IDR	18,900,785		1,140	5	0
	04/2025	JPY	6,703		45	0	0
	04/2025	KRW	4,392,328		3,000	17	0
	04/2025	SGD	267		201	2	0
	04/2025	TWD	320,801		9,766	106	0
	04/2025		$792	AUD	1,252	0	(10)
	04/2025		2,680	BRL	15,372	14	0
	04/2025		3,891	IDR	63,970,178	0	(52)
	04/2025		1,587	INR	137,794	23	0
	04/2025		1,380	JPY	205,777	0	(8)
	04/2025		1,416	KRW	2,056,530	0	(20)
	04/2025		44	SGD	59	0	0
	04/2025		5,648	TWD	185,472	0	(62)
	04/2025	ZAR	9,461		$517	2	0
	05/2025	CNH	27,046		3,722	1	(12)
	05/2025	IDR	7,313,228		440	1	0
	05/2025	SGD	59		44	0	0
	05/2025		$842	IDR	13,974,906	0	(4)
	05/2025		1,620	INR	138,965	2	0
	05/2025		45	JPY	6,681	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	229

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025	CNH	14,912		$2,042	$0	$(21)
	06/2025	KRW	163,008		114	3	0
	06/2025	TRY	46,762		1,189	62	0
	06/2025		$2,903	PLN	11,292	21	(16)
	07/2025	TWD	52,017		$1,601	25	0
	08/2025	CNH	26,126		3,637	7	0
	08/2025	TWD	119,219		3,649	28	0
	10/2025	BRL	6,900		1,152	0	(6)

BRC	04/2025	GBP	822		1,065	3	0
	04/2025	ILS	5,203		1,405	5	0
	04/2025	INR	4,553		52	0	(1)
	04/2025	TRY	6,688		174	0	(2)
	04/2025		$433	IDR	7,087,837	0	(8)
	04/2025		53	INR	4,548	0	0
	04/2025		619	SGD	826	0	(4)
	04/2025		304	TRY	11,599	1	0
	04/2025		471	TWD	15,468	0	(5)
	05/2025	INR	4,561		$53	0	0
	05/2025	TRY	1,859		47	0	0
	05/2025		$1,065	GBP	822	0	(3)
	05/2025		419	TRY	16,309	0	(9)
	06/2025	TRY	37,005		$904	16	(3)
	06/2025		$12	PLN	45	0	0
	06/2025		2,759	TRY	108,996	0	(132)

BSH	04/2025	AUD	14,691		$9,307	128	0
	04/2025	JPY	317,720		2,116	0	(3)
	04/2025	PEN	4,465		1,175	0	(39)
	05/2025		433		114	0	(3)
	05/2025		$2,116	JPY	316,650	3	0
	06/2025	PEN	13,521		$3,697	24	0
	06/2025		$398	PLN	1,531	0	(3)
	07/2025	PEN	3,900		$1,040	0	(19)

CBK	04/2025	BRL	85,115		14,680	1	(237)
	04/2025	CHF	2,293		2,606	14	0
	04/2025	IDR	20,940,968		1,262	5	0
	04/2025	ILS	2,601		714	14	0
	04/2025	INR	34,853		408	0	0
	04/2025	PEN	12,030		3,205	0	(67)
	04/2025	TWD	238,209		7,270	97	0
	04/2025		$14,823	BRL	85,115	93	0
	04/2025		18,562	CAD	26,441	0	(188)
	04/2025		386	CHF	340	0	(2)
	04/2025		20	DKK	146	1	0
	04/2025		1,828	GBP	1,413	0	(3)
	04/2025		1,701	IDR	27,885,919	0	(27)
	04/2025		612	INR	52,483	1	0
	04/2025		88	KRW	128,728	0	(1)
	04/2025		1,923	PEN	7,000	0	(19)
	04/2025		7,787	TWD	255,061	0	(106)
	05/2025	CAD	26,402		$18,562	187	0
	05/2025	IDR	8,765,500		528	2	0
	05/2025	PEN	384		101	0	(3)
	05/2025	THB	1		0	0	0
	05/2025		$839	IDR	13,940,193	0	(4)
	06/2025	CNH	2,925		$404	0	(1)
	06/2025	KRW	7,790,624		5,426	120	0
	06/2025	PEN	2,066		562	1	0
	06/2025		$583	CNH	4,215	0	(1)
	07/2025	TWD	91,355		$2,808	41	0
	07/2025		$14,680	BRL	86,772	234	(1)
	08/2025	PEN	7,540		$2,020	0	(27)
	08/2025	TWD	88,814		2,726	28	0
	09/2025	PEN	7,023		1,923	19	0
	12/2025		4,511		1,219	0	(2)

DUB	04/2025	CAD	25		17	0	0
	04/2025	DKK	156		23	0	0
	04/2025	ILS	3,715		1,022	22	0
	04/2025	JPY	88,300		600	12	0
	04/2025	NZD	270		155	2	0
	04/2025	SGD	64		48	0	0

230	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$463	EUR	425	$0	$(3)
	04/2025		2,411	IDR	39,958,866	0	(14)
	04/2025		261	INR	22,456	1	0
	04/2025		154	NZD	270	0	(1)
	04/2025		35	SGD	47	0	0
	05/2025	IDR	1,089,565		$66	0	0
	05/2025	PEN	1,248		328	0	(11)
	05/2025	SGD	47		35	0	0
	05/2025		$23	DKK	156	0	0
	05/2025		155	NZD	270	0	(2)
	06/2025	KRW	6,109,778		$4,257	96	0
	08/2025		$392	CNH	2,811	0	(2)

FAR	04/2025	BRL	4,281		$745	0	(5)
	04/2025	CHF	8,147		9,139	0	(69)
	04/2025	ILS	3,986		1,098	26	0
	04/2025	JPY	227,310		1,510	0	(6)
	04/2025		$804	AUD	1,294	4	0
	04/2025		745	BRL	4,281	5	0
	04/2025		821	CHF	738	13	0
	04/2025		33	DKK	231	1	0
	04/2025		1,070	JPY	159,625	0	(5)
	04/2025		65	TWD	2,145	0	(1)
	05/2025		1,013	CNH	7,311	0	(4)
	05/2025		1,510	JPY	226,545	6	0
	06/2025		745	BRL	4,335	5	0
	06/2025		863	PLN	3,341	0	(2)
	07/2025	CNH	7,283		$1,013	4	0

GLM	04/2025	BRL	99,032		17,364	102	(92)
	04/2025	CAD	426		297	1	0
	04/2025	DKK	16,200		2,395	47	0
	04/2025	IDR	18,175,086		1,095	4	0
	04/2025	KRW	457,885		312	1	0
	04/2025	PEN	204		54	0	(1)
	04/2025	TRY	378		9	0	0
	04/2025		$17,056	BRL	99,032	298	0
	04/2025		1,431	IDR	23,586,835	0	(16)
	04/2025		120	KRW	175,389	0	(1)
	05/2025	CNH	7,347		$1,003	0	(11)
	05/2025	IDR	4,211,885		253	0	0
	05/2025		$1,095	IDR	18,191,504	0	(4)
	06/2025		732	CNH	5,290	2	(2)
	06/2025		312	KRW	456,221	0	(1)
	06/2025		102	PLN	395	0	(1)
	07/2025	TWD	9,907		$305	4	0
	07/2025		$29	TWD	960	0	0
	09/2025	PEN	2,864		$781	5	0
	10/2025	BRL	100,200		16,275	0	(534)

IND	04/2025	DKK	302		44	0	0
	05/2025		$44	DKK	301	0	0

JPM	04/2025	BRL	14,066		$2,452	1	(15)
	04/2025	IDR	4,303,668		261	3	0
	04/2025	ILS	3,890		1,069	23	0
	04/2025	JPY	99,489		662	0	(2)
	04/2025	SGD	53		40	0	0
	04/2025	TRY	728		18	0	(1)
	04/2025	TWD	31,348		956	12	0
	04/2025		$2,453	BRL	14,066	12	0
	04/2025		1,471	CAD	2,112	1	(4)
	04/2025		64,139	EUR	59,458	153	0
	04/2025		215	IDR	3,540,633	0	(3)
	04/2025		448	INR	38,676	4	0
	04/2025		1,149	JPY	171,304	0	(7)
	04/2025		88	KRW	128,671	0	(1)
	04/2025		3,203	TWD	105,197	0	(35)
	04/2025	ZAR	5,139		$282	2	0
	05/2025	CNH	7,853		1,075	0	(9)
	05/2025	EUR	55,232		59,671	0	(149)
	05/2025	IDR	2,842,336		171	1	0
	05/2025	TRY	243		6	0	0
	05/2025		$3,723	CNH	26,988	5	(3)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	231

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		262	JPY	39,356	$2	$0
	05/2025		124	TRY	5,509	15	0
	06/2025	CNH	526		$72	0	(1)
	06/2025	MXN	146,679		7,107	13	0
	06/2025	PLN	1,935		500	2	0
	06/2025		$1,643	MXN	33,772	0	(9)
	06/2025		2,858	PLN	11,077	6	(12)
	06/2025		129	TRY	5,095	0	(4)
	07/2025	CNH	13,799		$1,912	1	(2)
	07/2025	TWD	52,654		1,619	24	0
	07/2025		$296	BRL	1,733	2	0
	08/2025	CNH	13,066		$1,811	1	(4)
	08/2025	TWD	82,971		2,540	20	0
	08/2025		$745	TWD	24,119	0	(12)

MBC	04/2025	CHF	73		$82	0	0
	04/2025	DKK	8		1	0	0
	04/2025	JPY	55,600		376	5	0
	04/2025	SGD	451		337	2	0
	04/2025	TWD	53,133		1,643	42	0
	04/2025		$10,672	CHF	9,427	0	(16)
	04/2025		1,322	INR	114,328	14	0
	04/2025		1,196	JPY	178,800	0	(4)
	04/2025		1,283	TWD	42,155	0	(14)
	04/2025	ZAR	14,590		$798	3	0
	05/2025	CHF	9,394		10,672	16	0
	05/2025	CNH	12,782		1,762	1	(2)
	05/2025	IDR	1,689,790		102	0	0
	05/2025	THB	1,808		54	0	0
	05/2025		$1,836	CNH	13,311	2	(1)
	05/2025		1	DKK	8	0	0
	06/2025	KRW	1,152,362		$801	16	0
	06/2025		$1,071	PLN	4,135	0	(7)
	07/2025	CNH	6,615		$918	1	0
	07/2025	TWD	21,625		664	8	0
	08/2025	CNH	6,634		918	0	(3)
	08/2025	TWD	20,276		620	4	0
	08/2025		$199	CNH	1,429	0	(1)

MYI	04/2025	CAD	24,759		$17,393	187	0
	04/2025	DKK	18,800		2,776	51	0
	04/2025	GBP	7,712		9,772	0	(190)
	04/2025	SGD	189		141	1	0
	04/2025		$7,583	DKK	50,740	0	(230)
	04/2025		359	TWD	11,737	0	(6)
	04/2025	ZAR	21,365		$1,169	5	0
	05/2025	IDR	1,599,571		96	0	0
	06/2025	CNH	3,004		414	0	(1)
	06/2025		$244	PLN	969	5	0

NGF	06/2025	KRW	2,480,007		$1,741	52	0

RBC	06/2025		$703	CNH	5,075	0	(1)

SCX	04/2025	JPY	40,047		$270	3	0
	04/2025	PEN	3,668		965	0	(33)
	04/2025	TWD	27,652		852	19	0
	04/2025		$540	IDR	8,830,953	0	(10)
	04/2025		88	KRW	128,534	0	(1)
	04/2025		372	TWD	12,229	0	(3)
	05/2025	CNH	10,627		$1,474	8	0
	05/2025	IDR	659,815		40	0	0
	05/2025		$84	JPY	12,532	0	0
	06/2025	CNH	1,462		$201	0	(1)
	06/2025		$1,087	CNH	7,931	11	0
	06/2025		108	MXN	2,213	0	(1)
	07/2025	PEN	6,817		$1,826	0	(24)
	08/2025	TWD	12,128		372	3	0

SOG	04/2025	BRL	6,197		1,062	0	(24)
	04/2025		$1,079	BRL	6,197	7	0

SSB	04/2025	PEN	10,454		$2,751	0	(93)
	04/2025		$9,209	GBP	7,121	0	(10)
	04/2025		917	TWD	30,093	0	(11)

232	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	GBP	7,121		$9,208	$10	$0
	05/2025	PEN	3,046		803	0	(25)

UAG	04/2025	DKK	16,100		2,375	41	0
	04/2025	IDR	2,437,905		147	1	0
	04/2025		$147	IDR	2,437,905	0	(1)
	04/2025		1,055	JPY	156,946	0	(8)
	05/2025		147	IDR	2,441,333	0	(1)
	06/2025		341	PLN	1,316	0	(2)

Total Forward Foreign Currency Contracts						$2,989	$(5,161)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	90,200	$434	$356
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	16,500	4	0

Total Purchased Options							$438	$356

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	800	$(1)	$(1)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	800	(1)	(1)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	1,700	(2)	(2)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	1,800	(2)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,600	(2)	(2)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	700	(1)	(1)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	100	0	0

						$ (9)	$ (8)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	400	$(1)	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	400	(1)	0

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	90,200	(161)	(103)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	90,200	(268)	(190)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	200	(1)	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	200	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	200	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	500	(2)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	700	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	700	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	600	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	600	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	400	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	400	(2)	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	233

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713%	04/28/2025	300	$(1)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	200	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	200	(1)	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	300	(1)	0

							$(470)	$(320)

Total Written Options							$(479)	$(328)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
DUB	Petroleos Mexicanos «	4.850%	Monthly	07/06/2026	—	♦%	$1,224	$0	$9	$9	$0

GST	Soft Bank Group, Inc.	1.000	Quarterly	06/20/2026	1.326		100	(1)	0	0	(1)

								$(1)	$9	$9	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	1,673	$325	$6	$331	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		2,363	468	(1)	467	0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		$1,768	(483)	344	0	(139)

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	2,067	413	(4)	409	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		14,865	3,097	(156)	2,941	0

							$3,820	$189	$4,148	$(139)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	RU20INTR Index	330	4.730% (FEDL01 plus a specified spread)	Monthly	04/09/2025	$3,603	$0	$(15)	$0	$(15)

CIB	Receive	RU20INTR Index	325	4.930% (FEDL01 plus a specified spread)	Monthly	05/07/2025	3,548	0	(15)	0	(15)

	Receive	RU20INTR Index	27,038	4.930% (FEDL01 plus a specified spread)	Maturity	03/04/2026	338,839	0	(46,180)	0	(46,180)

FAR	Pay	DJITR Index	47	5.110%	Monthly	06/20/2025	4,961	0	4	4	0
JPM	Receive	RU20INTR Index	524	4.730% (FEDL01 plus a specified spread)	Monthly	04/09/2025	5,720	0	(23)	0	(23)
MBC	Receive	RU20INTR Index	18,730	4.970%	Maturity	04/08/2026	213,145	0	(9,431)	0	(9,431)

MYI	Receive	RU20INTR Index	9	4.710% (FEDL01 plus a specified spread)	Monthly	04/09/2025	98	0	0	0	0

								$0	$(55,660)	$4	$(55,664)

Total Swap Agreements								$3,819	$(55,462)	$4,161	$(55,804)

234	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$121	$0	$0	$121	$(160)	$0	$0	$(160)	$(39)	$0	$(39)
BOA	4	0	331	335	(59)	0	0	(59)	276	(300)	(24)
BPS	344	0	467	811	(2,234)	(1)	(15)	(2,250)	(1,439)	1,756	317
BRC	25	356	0	381	(167)	(295)	(139)	(601)	(220)	0	(220)
BSH	155	0	0	155	(67)	0	0	(67)	88	0	88
CBK	858	0	0	858	(689)	(1)	0	(690)	168	42	210
CIB	0	0	0	0	0	0	(46,195)	(46,195)	(46,195)	44,962	(1,233)
DUB	133	0	9	142	(33)	0	0	(33)	109	0	109
FAR	64	0	4	68	(92)	(5)	0	(97)	(29)	0	(29)
GLM	464	0	0	464	(663)	(16)	0	(679)	(215)	0	(215)
GST	0	0	409	409	0	(7)	(1)	(8)	401	(420)	(19)
JPM	303	0	2,941	3,244	(273)	(1)	(23)	(297)	2,947	(2,500)	447
MBC	114	0	0	114	(48)	0	(9,431)	(9,479)	(9,365)	8,143	(1,222)
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYI	249	0	0	249	(427)	0	0	(427)	(178)	330	152
NGF	52	0	0	52	0	(1)	0	(1)	51	0	51
RBC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SCX	44	0	0	44	(73)	0	0	(73)	(29)	0	(29)
SOG	7	0	0	7	(24)	0	0	(24)	(17)	0	(17)
SSB	10	0	0	10	(139)	0	0	(139)	(129)	0	(129)
UAG	42	0	0	42	(12)	0	0	(12)	30	(30)	0

Total Over the Counter	$2,989	$356	$4,161	$7,506	$(5,161)	$(328)	$(55,804)	$(61,293)

(j)

Securities with an aggregate market value of $55,233 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	235

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$77	$77
Swap Agreements	0	11	0	0	524	535

	$0	$11	$0	$0	$601	$612

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,989	$0	$2,989
Purchased Options	0	0	0	0	356	356
Swap Agreements	0	4,157	4	0	0	4,161

	$0	$4,157	$4	$2,989	$356	$7,506

	$0	$4,168	$4	$2,989	$957	$8,118

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Futures	0	0	317	0	38	355
Swap Agreements	0	6	0	0	547	553

	$0	$6	$317	$0	$600	$923

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,161	$0	$5,161
Written Options	0	8	0	0	320	328
Swap Agreements	0	140	55,664	0	0	55,804

	$0	$148	$55,664	$5,161	$320	$61,293

	$0	$154	$55,981	$5,161	$920	$62,216

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$117	$117
Futures	0	0	(5,659)	0	(2,170)	(7,829)
Swap Agreements	0	2,274	0	0	6,767	9,041

	$0	$2,274	$(5,659)	$0	$4,714	$1,329

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,447	$0	$12,447
Purchased Options	0	0	0	0	(99)	(99)
Written Options	0	0	0	0	675	675
Swap Agreements	0	307	55,719	0	0	56,026

	$0	$307	$55,719	$12,447	$576	$69,049

	$0	$2,581	$50,060	$12,447	$5,290	$70,378

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(8)	$(8)
Futures	0	0	(6,109)	0	598	(5,511)
Swap Agreements	0	(1,029)	0	0	(7,038)	(8,067)

	$0	$(1,029)	$(6,109)	$0	$(6,448)	$(13,586)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,849)	$0	$(4,849)
Purchased Options	0	0	0	0	(151)	(151)
Written Options	0	0	0	0	99	99
Swap Agreements	0	(213)	(99,381)	0	0	(99,594)

	$0	$(213)	$(99,381)	$(4,849)	$(52)	$(104,495)

	$0	$(1,242)	$(105,490)	$(4,849)	$(6,500)	$(118,081)

236	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$43,821	$0	$43,821
Industrials	0	11,418	0	11,418
Utilities	0	7,958	0	7,958
U.S. Government Agencies	0	390,834	0	390,834
U.S. Treasury Obligations	0	34,216	0	34,216
Non-Agency Mortgage-Backed Securities	0	75,985	0	75,985
Asset-Backed Securities
Automobile Sequential	0	14,822	0	14,822
CMBS Other	0	12,089	0	12,089
Home Equity Other	0	61,849	0	61,849
Home Equity Sequential	0	79	0	79
Whole Loan Collateral	0	14,070	0	14,070
Other ABS	0	75,932	0	75,932
Sovereign Issues	0	58,880	0	58,880
Common Stocks
Communication Services	105	0	0	105
Consumer Discretionary	677	0	0	677
Consumer Staples	239	0	0	239
Energy	121	0	0	121
Financials	1,216	0	0	1,216
Health Care	792	0	0	792
Industrials	624	0	0	624
Information Technology	933	0	0	933
Materials	254	0	0	254
Short-Term Instruments
Commercial Paper	0	30,478	0	30,478
Repurchase Agreements	0	122,000	0	122,000
U.S. Treasury Bills	0	62,899	0	62,899

	$4,961	$1,017,330	$0	$1,022,291

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,197	$0	$0	$11,197

Total Investments	$16,158	$1,017,330	$0	$1,033,488

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(35,875)	$0	$(35,875)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	612	0	612
Over the counter	0	7,497	9	7,506

	$0	$8,109	$9	$8,118

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(317)	(606)	0	(923)
Over the counter	0	(61,154)	(139)	(61,293)

	$(317)	$(61,760)	$(139)	$(62,216)

Total Financial Derivative Instruments	$(317)	$(53,651)	$(130)	$(54,098)

Totals	$15,841	$927,804	$(130)	$943,515

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	237

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest

238	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2025

has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO RAE Fundamental Advantage PLUS Fund	Quarterly	Quarterly

PIMCO RAE PLUS EMG Fund	Quarterly	Quarterly

PIMCO RAE PLUS Fund	Quarterly	Quarterly

PIMCO RAE PLUS International Fund	Quarterly	Quarterly

PIMCO RAE PLUS Small Fund	Quarterly	Quarterly

PIMCO RAE Worldwide Long/Short PLUS Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Absolute Return Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Fund	Quarterly	Quarterly

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	Quarterly	Quarterly

PIMCO StocksPLUS® International Fund (Unhedged)	Quarterly	Quarterly

PIMCO StocksPLUS® Long Duration Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Short Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Small Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	239

Notes to Financial Statements	(Cont.)

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or

240	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2025

shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	241

Notes to Financial Statements	(Cont.)

securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

242	PIMCO EQUITY-RELATED STRATEGY FUNDS

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∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the

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exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$36,944	$1,859	$(9,249)	$51	$142	$29,747	$1,878	$0

PIMCO RAE PLUS EMG Fund	17,554	568	(18,186)	144	(80)	0	609	0

PIMCO RAE PLUS Fund	49,491	28,867	(11,059)	27	292	67,618	3,187	0

PIMCO RAE PLUS International Fund	13,786	687	(2,702)	11	57	11,839	694	0

PIMCO RAE PLUS Small Fund	11,444	5,227	(1)	0	70	16,740	731	0

PIMCO StocksPLUS® Absolute Return Fund	115,811	4,704	(59,395)	(1,609)	2,045	61,556	4,765	0

PIMCO StocksPLUS® Fund	100,266	42,898	0	0	1,878	145,042	4,939	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	129,476	58,822	0	0	766	189,064	8,075	0

PIMCO StocksPLUS® International Fund (Unhedged)	11,417	0	(11,423)	76	(70)	0	31	0

PIMCO StocksPLUS® Short Fund	10,290	1,994	(6,115)	51	5	6,225	500	0

PIMCO StocksPLUS® Small Fund	52,713	1,242	(54,075)	(1,229)	1,349	0	1,464	0

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Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$115	$9,097	$(9,200)	$4	$0	$16	$96	$0

PIMCO RAE PLUS EMG Fund	7,999	2,229	(10,200)	3	1	32	135	0

PIMCO RAE PLUS Fund	15,526	79,543	(70,100)	14	(12)	24,971	249	0

PIMCO RAE PLUS International Fund	1,281	41	(1,200)	1	0	123	41	0

PIMCO RAE PLUS Small Fund	4,076	2,143	(6,200)	1	1	21	45	0

PIMCO RAE Worldwide Long/Short PLUS Fund	32,000	7,655	(39,600)	(214)	235	76	775	0

PIMCO StocksPLUS® Absolute Return Fund	0	960,398	(855,900)	6	(9)	104,495	3,887	0

PIMCO StocksPLUS® Fund	26,348	539,677	(510,700)	14	(16)	55,323	1,686	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	101,866	1,797,635	(1,766,379)	141	(26)	133,237	4,679	0

PIMCO StocksPLUS® International Fund (Unhedged)	0	92,969	(75,001)	7	(1)	17,974	467	0

PIMCO StocksPLUS® Long Duration Fund	63,309	785,429	(848,501)	14	0	251	537	0

PIMCO StocksPLUS® Short Fund	5,041	37,959	(36,600)	4	0	6,404	260	0

PIMCO StocksPLUS® Small Fund	0	472,318	(461,100)	(19)	(2)	11,197	1,517	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to

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the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases,

guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the

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Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets

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determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities

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Notes to Financial Statements	(Cont.)

markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and

Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future

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intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap

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Notes to Financial Statements	(Cont.)

provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap

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agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund	PIMCO StocksPLUS® Absolute Return Fund

Interest Rate	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X

Inverse Correlation and Compounding	—	—	—	—	—	—	—

Liquidity	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X	X

Smaller Company	—	—	—	—	X	—	—

Management	X	X	X	X	X	X	X

Model	X	X	X	X	X	X	—

Short Exposure	X	X	X	X	X	X	X

Value Investing	X	X	X	X	X	X	—

LIBOR Transition	X	X	X	X	X	X	X

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Notes to Financial Statements	(Cont.)

	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	X	X	X	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Inverse Correlation and Compounding	—	—	—	—	X	—

Liquidity	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X

Equity	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	—	—	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X

Currency	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Smaller Company	—	—	—	—	—	X

Management	X	X	X	X	X	X

Model	—	—	—	—	—	—

Short Exposure	X	X	X	X	X	X

Value Investing	—	—	—	—	—	—

LIBOR Transition	X	X	X	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk is the risk that fixed income securities and dividend- paying equity securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Inverse Correlation and Compounding Risk is the risk that a Fund’s performance may vary substantially from the inverse performance of the Fund’s index for a number of reasons, including the effects of compounding on the performance of the Fund’s derivatives short positions for periods greater than one day, the results of PIMCO’s active management of the Fund (including income and gains or losses

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from Fixed Income Instruments and variations in the Fund’s level of short exposure) and that derivatives positions in general may not correlate exactly with an index.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s

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Notes to Financial Statements	(Cont.)

inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local,

256	PIMCO EQUITY-RELATED STRATEGY FUNDS

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national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Notes to Financial Statements	(Cont.)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

258	PIMCO EQUITY-RELATED STRATEGY FUNDS

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The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2		I-3		Class A		Class C	Class R
PIMCO RAE Fundamental Advantage PLUS Fund	0.64%	0.25%	N/A		N/A		0.40%		N/A	N/A
PIMCO RAE PLUS EMG Fund	0.80%	0.30%	0.40%		N/A		0.45%		0.45%	N/A
PIMCO RAE PLUS Fund	0.54%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO RAE PLUS International Fund	0.57%	0.25%	0.35%		N/A		0.35%		N/A	0.35%	*
PIMCO RAE PLUS Small Fund	0.59%	0.25%	0.35%		N/A		0.35%		0.35%	0.35%	*
PIMCO RAE Worldwide Long/Short PLUS Fund	0.94%	0.25%	0.35%		N/A		0.40%		0.40%	N/A
PIMCO StocksPLUS® Absolute Return Fund	0.39%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	0.40%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%		0.50%	(1)	0.45%		0.45%	N/A
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	0.34%	*	N/A		0.39%	*	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.39%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO StocksPLUS® Small Fund	0.44%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended March 31, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO StocksPLUS® Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.50%) and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO StocksPLUS® Fund	0.50%	0.25%

All other Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2025, the Distributor retained $3,287,802 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and(viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by

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Notes to Financial Statements	(Cont.)

the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO RAE PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO RAE PLUS Fund	$2

PIMCO StocksPLUS® Absolute Return Fund	8

PIMCO StocksPLUS® Fund	20

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	29

PIMCO StocksPLUS® International Fund (Unhedged)	8

PIMCO StocksPLUS® Short Fund	1

PIMCO StocksPLUS® Small Fund	2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held

260	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2025

by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Funds’ after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO RAE Fundamental Advantage PLUS Fund	$3,676,817	$3,546,878	$61,170	$130,894

PIMCO RAE PLUS EMG Fund	1,342,153	1,293,712	90,870	88,274

PIMCO RAE PLUS Fund	7,654,147	7,266,318	511,895	455,912

PIMCO RAE PLUS International Fund	966,665	937,047	54,172	64,932

PIMCO RAE PLUS Small Fund	1,211,269	1,144,077	99,412	68,426

PIMCO RAE Worldwide Long/Short PLUS Fund	3,388,839	3,246,763	183,956	219,647

PIMCO StocksPLUS® Absolute Return Fund	12,595,881	12,124,330	689,886	774,733

PIMCO StocksPLUS® Fund	5,828,624	5,268,317	1,313,721	992,232

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	16,655,260	15,603,962	1,414,692	978,684

PIMCO StocksPLUS® International Fund (Unhedged)	955,954	919,601	69,667	86,839

PIMCO StocksPLUS® Long Duration Fund	3,324,621	3,491,149	115,914	249,737

PIMCO StocksPLUS® Short Fund	561,255	552,832	16,607	30,258

PIMCO StocksPLUS® Small Fund	6,363,575	6,254,737	298,601	453,281

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO RAE Fundamental Advantage PLUS Fund				PIMCO RAE PLUS EMG Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,607	$45,717	25,973	$214,505	10,793	$76,829	9,973	$64,999

I-2	N/A	N/A	N/A	N/A	2,329	16,560	790	5,371

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	35	277	23	180	3,980	28,121	484	3,042

Class C	N/A	N/A	N/A	N/A	48	317	22	134

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	2,993	23,626	2,133	17,797	2,356	16,637	1,857	12,603

I-2	N/A	N/A	N/A	N/A	66	465	53	358

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	62	471	38	303	133	896	89	583

Class C	N/A	N/A	N/A	N/A	11	68	6	34

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(17,121)	(139,743)	(32,058)	(265,910)	(18,610)	(133,920)	(11,777)	(77,940)

I-2	N/A	N/A	N/A	N/A	(2,507)	(18,109)	(964)	(6,494)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(207)	(1,620)	(360)	(2,837)	(4,162)	(29,836)	(696)	(4,394)

Class C	N/A	N/A	N/A	N/A	(71)	(437)	(42)	(240)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(8,631)	$(71,272)	(4,251)	$(35,962)	(5,634)	$(42,409)	(205)	$(1,944)

262	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2025

PIMCO RAE PLUS Fund				PIMCO RAE PLUS International Fund				PIMCO RAE PLUS Small Fund

Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

4,363	$87,171	2,094	$37,060	2,003	$14,594	1,031	$7,114	3,461	$58,101	1,241	$17,571

2,539	49,554	3,311	58,834	28	203	16	111	1,225	20,403	505	6,773

89	1,760	34	581	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,871	33,079	1,641	25,711	571	3,944	413	2,778	220	3,490	192	2,557

227	3,265	148	1,964	N/A	N/A	N/A	N/A	57	797	25	310

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,548	29,911	756	14,088	1,340	9,660	1,299	9,086	628	10,218	327	5,146

882	16,749	447	8,210	6	45	5	33	127	2,038	52	803

16	301	8	141	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2,039	35,048	1,162	19,439	43	296	35	232	94	1,445	58	871

205	2,873	136	1,869	N/A	N/A	N/A	N/A	23	303	14	180

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(3,729)	(74,115)	(7,160)	(123,347)	(7,236)	(53,016)	(5,227)	(36,041)	(2,377)	(40,719)	(2,428)	(34,328)

(2,825)	(55,058)	(3,931)	(67,721)	(35)	(250)	(26)	(175)	(712)	(12,140)	(1,087)	(14,793)

(45)	(878)	(459)	(7,764)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(4,908)	(86,728)	(6,377)	(100,003)	(630)	(4,374)	(525)	(3,519)	(328)	(5,137)	(626)	(8,284)

(1,123)	(16,170)	(1,799)	(23,165)	N/A	N/A	N/A	N/A	(92)	(1,271)	(113)	(1,330)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,149	$26,762	(9,989)	$(154,103)	(3,910)	$(28,898)	(2,979)	$(20,381)	2,326	$37,528	(1,840)	$(24,524)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	263

Notes to Financial Statements	(Cont.)

	PIMCO RAE Worldwide Long/Short PLUS Fund				PIMCO StocksPLUS® Absolute Return Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,688	$13,305	19,567	$150,380	6,879	$87,115	11,184	$116,506

I-2	179	1,453	648	5,025	4,891	60,108	4,916	50,940

I-3	N/A	N/A	N/A	N/A	381	4,824	787	8,490

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	212	1,691	277	2,129	4,708	57,462	4,314	43,561

Class C	32	248	11	93	742	7,466	833	6,988

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	8,091	61,983	4,162	31,021	6,387	81,421	3,251	36,081

I-2	55	418	30	225	2,501	31,121	1,127	12,203

I-3	N/A	N/A	N/A	N/A	131	1,627	36	393

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	359	2,726	151	1,117	4,417	54,329	1,727	18,548

Class C	17	127	12	88	834	8,371	330	2,951

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(23,353)	(186,669)	(31,527)	(243,434)	(39,958)	(511,115)	(30,242)	(309,783)

I-2	(276)	(2,184)	(1,146)	(8,832)	(9,826)	(120,507)	(12,348)	(126,064)

I-3	N/A	N/A	N/A	N/A	(247)	(3,099)	(75)	(805)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(542)	(4,283)	(798)	(6,106)	(9,998)	(121,396)	(11,878)	(120,550)

Class C	(127)	(1,007)	(250)	(1,916)	(2,782)	(27,675)	(4,104)	(34,644)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(13,665)	$(112,192)	(8,863)	$(70,210)	(30,940)	$(389,948)	(30,142)	$(295,185)

264	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2025

PIMCO StocksPLUS® Fund				PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)				PIMCO StocksPLUS® International Fund (Unhedged)

Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

22,471	$287,821	22,186	$246,691	66,178	$579,429	50,773	$421,521	2,478	$28,012	4,746	$50,472

2,481	31,725	3,225	36,622	42,170	361,795	34,602	281,093	1,140	12,959	1,448	15,430

372	4,808	989	11,185	8,075	68,543	3,974	31,611	1,113	12,379	1,105	11,634

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

3,459	38,459	3,566	34,159	10,535	83,480	10,961	82,917	978	10,253	1,157	11,450

1,010	10,023	802	6,955	1,160	7,793	1,273	8,362	7	72	17	145

647	7,604	648	6,685	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

16,411	215,371	6,945	79,828	15,788	134,006	14,221	116,844	648	7,274	488	5,384

884	11,531	254	2,933	8,505	70,876	7,543	60,994	115	1,292	53	587

355	4,622	115	1,324	606	5,015	421	3,401	100	1,118	41	457

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

4,294	47,908	1,680	16,713	4,416	34,030	4,904	36,859	215	2,213	125	1,273

704	6,940	279	2,488	645	4,192	729	4,717	9	75	5	45

612	7,239	233	2,444	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(40,152)	(523,057)	(40,475)	(450,341)	(55,416)	(482,459)	(32,060)	(262,684)	(7,937)	(90,152)	(3,090)	(32,282)

(1,960)	(25,268)	(2,186)	(24,166)	(32,391)	(276,532)	(23,489)	(189,482)	(977)	(11,055)	(927)	(9,945)

(613)	(7,785)	(251)	(2,792)	(2,768)	(23,581)	(962)	(7,797)	(1,373)	(15,426)	(315)	(3,298)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(5,832)	(64,800)	(6,934)	(66,566)	(13,559)	(107,128)	(14,456)	(108,574)	(1,668)	(17,405)	(2,100)	(20,761)

(1,868)	(18,339)	(2,236)	(19,024)	(2,015)	(13,419)	(3,217)	(20,904)	(46)	(413)	(99)	(844)

(983)	(11,419)	(1,430)	(14,689)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2,292	$23,383	(12,590)	$(129,551)	51,929	$446,040	55,217	$458,878	(5,198)	$(58,804)	2,654	$29,747

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	265

Notes to Financial Statements	(Cont.)

	PIMCO StocksPLUS® Long Duration Fund				PIMCO StocksPLUS® Short Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	10,537	$180,431	30,232	$459,824	3,828	$27,881	10,520	$87,200

I-2	N/A	N/A	N/A	N/A	6,438	47,147	17,852	150,989

I-3	N/A	N/A	N/A	N/A	182	1,329	135	1,137

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	1,066	7,432	1,353	10,765

Class C	N/A	N/A	N/A	N/A	72	463	215	1,619

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	5,571	93,781	3,540	56,449	0	0	0	0

I-2	N/A	N/A	N/A	N/A	0	0	0	0

I-3	N/A	N/A	N/A	N/A	0	0	0	0

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	0	0	0	0

Class C	N/A	N/A	N/A	N/A	0	0	0	0

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(36,621)	(612,408)	(28,163)	(418,326)	(6,621)	(48,653)	(14,119)	(117,507)

I-2	N/A	N/A	N/A	N/A	(9,320)	(67,228)	(33,443)	(277,816)

I-3	N/A	N/A	N/A	N/A	(482)	(3,553)	(2,989)	(25,547)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	(1,365)	(9,512)	(1,775)	(14,168)

Class C	N/A	N/A	N/A	N/A	(186)	(1,193)	(281)	(2,079)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(20,513)	$(338,196)	5,609	$97,947	(6,388)	$(45,887)	(22,532)	$(185,407)

266	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2025

PIMCO StocksPLUS® Small Fund

Year Ended 03/31/2025		Year Ended 03/31/2024

Shares	Amount	Shares		Amount

5,128	$39,815	13,358		$91,713

3,393	26,158	3,450		23,339

246	1,880	146		987

N/A	N/A	5	(a)	32	(a)

1,761	12,998	2,269		14,703

484	3,055	252		1,390

N/A	N/A	N/A		N/A

3,182	23,608	3,278		23,653

534	3,888	454		3,218

32	229	18		129

N/A	N/A	5	(a)	34	(a)

1,345	9,430	1,183		8,129

208	1,202	164		943

N/A	N/A	N/A		N/A

(51,129)	(402,137)	(30,713)		(208,568)

(6,597)	(50,189)	(10,075)		(67,152)

(156)	(1,187)	(159)		(1,085)

N/A	N/A	(207	)(a)	(1,463	)(a)

(11,832)	(88,332)	(13,988)		(91,367)

(1,587)	(9,756)	(2,164)		(11,724)

N/A	N/A	N/A		N/A

(54,988)	$(429,338)	(32,724)		$(213,089)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on March 15, 2024.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO RAE Fundamental Advantage PLUS Fund	0	1	0%	84%

PIMCO RAE PLUS EMG Fund	0	1	0%	51%

PIMCO RAE PLUS Fund	3	0	34%	0%

PIMCO RAE PLUS International Fund	1	1	11%	70%

PIMCO RAE PLUS Small Fund	3	0	67%	0%

PIMCO RAE Worldwide Long/Short PLUS Fund	0	1	0%	82%

PIMCO StocksPLUS® Absolute Return Fund	2	0	22%	0%

PIMCO StocksPLUS® Fund	1	0	60%	0%

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2	0	27%	0%

PIMCO StocksPLUS® International Fund (Unhedged)	3	1	45%	11%

PIMCO StocksPLUS® Long Duration Fund	2	0	48%	0%

PIMCO StocksPLUS® Short Fund	3	0	49%	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	267

Notes to Financial Statements	(Cont.)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO RAE Fundamental Advantage PLUS Fund	$0	$0	$(6,746)	$0	$(936,607)	$0	$0	$(943,353)

PIMCO RAE PLUS EMG Fund	9,276	0	(7,711)	0	(192,171)	0	0	(190,606)

PIMCO RAE PLUS Fund	8,748	44,265	(19,234)	0	0	0	0	33,779

PIMCO RAE PLUS International Fund	5,635	0	(2,717)	(1)	(5,443)	0	0	(2,526)

PIMCO RAE PLUS Small Fund	3,863	0	(5,868)	(1)	(6,897)	0	0	(8,903)

PIMCO RAE Worldwide Long/Short PLUS Fund	34,918	0	(7,580)	0	(170,269)	0	0	(142,931)

PIMCO StocksPLUS® Absolute Return Fund	39,546	167,210	(23,271)	0	0	0	0	183,485

PIMCO StocksPLUS® Fund	41,406	213,195	(21,268)	0	0	0	0	233,333

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	183,479	0	16,059	0	(23,362)	0	0	176,176

PIMCO StocksPLUS® International Fund (Unhedged)	2,535	0	(2,795)	0	(70,046)	0	0	(70,306)

PIMCO StocksPLUS® Long Duration Fund	17,591	0	(127,705)	0	(235,216)	0	0	(345,330)

PIMCO StocksPLUS® Short Fund	0	0	(5,990)	0	(4,114,874)	0	0	(4,120,864)

PIMCO StocksPLUS® Small Fund	29,026	0	(69,061)	0	(257,286)	0	0	(297,321)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, short positions, and other temporary adjustments.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

268	PIMCO EQUITY-RELATED STRATEGY FUNDS

March 31, 2025

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO RAE Fundamental Advantage PLUS Fund*	$720,067	$216,540

PIMCO RAE PLUS EMG Fund*	153,207	38,964

PIMCO RAE PLUS Fund	0	0

PIMCO RAE PLUS International Fund*	1,117	4,326

PIMCO RAE PLUS Small Fund*	5,891	1,006

PIMCO RAE Worldwide Long/Short PLUS Fund	87,809	82,460

PIMCO StocksPLUS® Absolute Return Fund	0	0

PIMCO StocksPLUS® Fund	0	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	23,362	0

PIMCO StocksPLUS® International Fund (Unhedged)*	25,566	44,480

PIMCO StocksPLUS® Long Duration Fund	157,313	77,903

PIMCO StocksPLUS® Short Fund*	1,084,332	3,030,542

PIMCO StocksPLUS® Small Fund	110,043	147,243

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO RAE Fundamental Advantage PLUS Fund	$756,856	$22,788	$(29,548)	$(6,760)

PIMCO RAE PLUS EMG Fund	301,344	6,351	(14,061)	(7,710)

PIMCO RAE PLUS Fund	1,732,641	38,756	(57,951)	(19,195)

PIMCO RAE PLUS International Fund	196,648	4,807	(7,529)	(2,722)

PIMCO RAE PLUS Small Fund	266,042	5,062	(10,934)	(5,872)

PIMCO RAE Worldwide Long/Short PLUS Fund	705,533	19,371	(26,117)	(6,746)

PIMCO StocksPLUS® Absolute Return Fund	2,447,890	72,339	(95,562)	(23,223)

PIMCO StocksPLUS® Fund	3,300,685	35,061	(56,338)	(21,277)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	4,916,481	166,729	(150,921)	15,808

PIMCO StocksPLUS® International Fund (Unhedged)	220,759	6,410	(9,366)	(2,956)

PIMCO StocksPLUS® Long Duration Fund	1,183,951	20,754	(148,509)	(127,755)

PIMCO StocksPLUS® Short Fund	121,313	3,475	(9,460)	(5,985)

PIMCO StocksPLUS® Small Fund	1,035,980	27,452	(96,513)	(69,061)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, short positions, and other temporary adjustments.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	269

Notes to Financial Statements	(Cont.)	March 31, 2025

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

		March 31, 2025		March 31, 2024
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO RAE Fundamental Advantage PLUS Fund	$22,774	$0	$1,328	$18,101	$0	$0

PIMCO RAE PLUS EMG Fund	18,250	0	0	13,701	0	0

PIMCO RAE PLUS Fund	89,787	0	0	47,001	0	0

PIMCO RAE PLUS International Fund	10,001	0	0	9,351	0	0

PIMCO RAE PLUS Small Fund	14,005	0	0	7,000	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	65,255	0	0	32,452	0	0

PIMCO StocksPLUS® Absolute Return Fund	94,752	88,021	0	72,006	0	0

PIMCO StocksPLUS® Fund	126,004	174,000	0	108,004	0	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	270,003	0	0	245,006	0	0

PIMCO StocksPLUS® International Fund (Unhedged)	13,000	0	0	8,251	0	0

PIMCO StocksPLUS® Long Duration Fund	94,500	0	0	57,001	0	0

PIMCO StocksPLUS® Short Fund	0	0	0	0	0	0

PIMCO StocksPLUS® Small Fund	39,503	0	0	37,003	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

270	PIMCO EQUITY-RELATED STRATEGY FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS Absolute Return Fund, PIMCO StocksPLUS Fund, PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS International Fund (Unhedged), PIMCO StocksPLUS Long Duration Fund, PIMCO StocksPLUS Short Fund and PIMCO StocksPLUS Small Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (thirteen of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations, of changes in net assets and, for the fund indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations, the changes in each of their net assets and, for the fund indicated in the table below, its cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the five years in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

PIMCO RAE Fundamental Advantage PLUS Fund(1)

PIMCO RAE PLUS EMG Fund(1)

PIMCO RAE PLUS Fund(1)

PIMCO RAE PLUS International Fund(1)

PIMCO RAE PLUS Small Fund(1)

PIMCO RAE Worldwide Long/Short PLUS Fund(1)

PIMCO StocksPLUS Absolute Return Fund(1)

PIMCO StocksPLUS Fund(1)

PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged)(1)

PIMCO StocksPLUS International Fund (Unhedged)(1)

PIMCO StocksPLUS Long Duration Fund(2)

PIMCO StocksPLUS Short Fund(1)

PIMCO StocksPLUS Small Fund(1)

(1)	Statement of operations for the year ended March 31, 2025 and statement of changes in net assets for the years ended March 31, 2025 and 2024
(2)	Statement of operations and statement of cash flows for the year ended March 31, 2025, and statement of changes in net assets for the years ended March 31, 2025 and 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	271

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RYL	NatWest Markets Plc

BOO	BoA Securities, Inc (Repo Only)	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	STR	State Street FICC Repo

BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	ULO	UBS AG London

DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	ERADXULT	eRAFI International Large Strategy Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index

BOBL	Bundesobligation, the German word for federal government bond	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF

CAONREPO	Canadian Overnight Repo Rate Average	ERAUSLT	eRAFI U.S. Large Strategy Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index

CDX.EM	Credit Derivatives Index - Emerging Markets	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index

CDX.HY	Credit Derivatives Index - High Yield	EUR003M	3 Month EUR Swap Rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index

CDX.IG	Credit Derivatives Index - Investment Grade	FEDL01	Federal funds effective rate	RU20INTR	Russell 2000 Total Return Index

CMBX	Commercial Mortgage-Backed Index	IBR	Indicador Bancario de Referencia	S&P 500	Standard & Poor's 500 Index

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	SOFR	Secured Overnight Financing Rate

DJITR	Dow Jones Industrial Average Total Return	NDDUEAFE	MSCI EAFE Index	SONIO	Sterling Overnight Interbank Average Rate

EAFE	Europe, Australasia, and Far East Stock Index

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

CHILIBOR	Chile Interbank Offered Rate	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate

CLO	Collateralized Loan Obligation

272	PIMCO EQUITY-RELATED STRATEGY FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO RAE Fundamental Advantage PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1014	$0.0000	$0.0000	$0.1014

March 2025	$0.1119	$0.0000	$0.0013	$0.1132

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0929	$0.0000	$0.0000	$0.0929

March 2025	$0.1050	$0.0000	$0.0013	$0.1063

PIMCO RAE PLUS EMG Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0901	$0.0000	$0.0000	$0.0901

March 2025	$0.0759	$0.0000	$0.0000	$0.0759

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0857	$0.0000	$0.0000	$0.0857

March 2025	$0.0745	$0.0000	$0.0000	$0.0745

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0822	$0.0000	$0.0000	$0.0822

March 2025	$0.0708	$0.0000	$0.0000	$0.0708

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0614	$0.0000	$0.0000	$0.0614

March 2025	$0.0596	$0.0000	$0.0000	$0.0596

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	273

Distribution Information	(Cont.)

PIMCO RAE PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.3989	$0.0000	$0.0000	$0.3989

March 2025	$0.3444	$0.0000	$0.0000	$0.3444

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.3936	$0.0000	$0.0000	$0.3936

March 2025	$0.3404	$0.0000	$0.0000	$0.3404

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.3903	$0.0000	$0.0000	$0.3903

March 2025	$0.3383	$0.0000	$0.0000	$0.3383

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.3794	$0.0000	$0.0000	$0.3794

March 2025	$0.3306	$0.0000	$0.0000	$0.3306

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.3512	$0.0000	$0.0000	$0.3512

March 2025	$0.3106	$0.0000	$0.0000	$0.3106

PIMCO RAE PLUS International Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0816	$0.0000	$0.0000	$0.0816

March 2025	$0.1128	$0.0000	$0.0000	$0.1128

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0800	$0.0000	$0.0000	$0.0800

March 2025	$0.1110	$0.0000	$0.0000	$0.1110

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0773	$0.0000	$0.0000	$0.0773

March 2025	$0.1077	$0.0000	$0.0000	$0.1077

274	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

PIMCO RAE PLUS Small Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.3059	$0.0000	$0.0000	$0.3059

March 2025	$0.3049	$0.0000	$0.0000	$0.3049

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.3021	$0.0000	$0.0000	$0.3021

March 2025	$0.2996	$0.0000	$0.0000	$0.2996

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2902	$0.0000	$0.0000	$0.2902

March 2025	$0.2928	$0.0000	$0.0000	$0.2928

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2633	$0.0000	$0.0000	$0.2633

March 2025	$0.2719	$0.0000	$0.0000	$0.2719

PIMCO RAE Worldwide Long/Short PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.5035	$0.0000	$0.1497	$0.6532

March 2025	$0.0626	$0.0000	$0.0000	$0.0626

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.5018	$0.0000	$0.1492	$0.6510

March 2025	$0.0624	$0.0000	$0.0000	$0.0624

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.4964	$0.0000	$0.1475	$0.6439

March 2025	$0.0564	$0.0000	$0.0000	$0.0564

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.4786	$0.0000	$0.1423	$0.6209

March 2025	$0.0426	$0.0000	$0.0000	$0.0426

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	275

Distribution Information	(Cont.)

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1357	$0.0000	$0.0000	$0.1357

March 2025	$0.1432	$0.0000	$0.0000	$0.1432

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1338	$0.0000	$0.0000	$0.1338

March 2025	$0.1407	$0.0000	$0.0000	$0.1407

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1325	$0.0000	$0.0000	$0.1325

March 2025	$0.1398	$0.0000	$0.0000	$0.1398

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1231	$0.0000	$0.0000	$0.1231

March 2025	$0.1332	$0.0000	$0.0000	$0.1332

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1050	$0.0000	$0.0000	$0.1050

March 2025	$0.1197	$0.0000	$0.0000	$0.1197

PIMCO StocksPLUS® Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1226	$0.0000	$0.0000	$0.1226

March 2025	$0.1095	$0.0000	$0.0000	$0.1095

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1192	$0.0000	$0.0000	$0.1192

March 2025	$0.1069	$0.0000	$0.0000	$0.1069

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1176	$0.0000	$0.0000	$0.1176

March 2025	$0.1054	$0.0000	$0.0000	$0.1054

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1117	$0.0000	$0.0000	$0.1117

March 2025	$0.1014	$0.0000	$0.0000	$0.1014

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1003	$0.0000	$0.0000	$0.1003

March 2025	$0.0928	$0.0000	$0.0000	$0.0928

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1020	$0.0000	$0.0000	$0.1020

March 2025	$0.0946	$0.0000	$0.0000	$0.0946

276	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1686	$0.0000	$0.0296	$0.1982

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1666	$0.0000	$0.0292	$0.1958

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1689	$0.0000	$0.0297	$0.1986

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1614	$0.0000	$0.0283	$0.1897

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1511	$0.0000	$0.0265	$0.1776

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1693	$0.0000	$0.0260	$0.1953

March 2025	$0.2220	$0.0000	$0.0000	$0.2220

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1662	$0.0000	$0.0256	$0.1918

March 2025	$0.2204	$0.0000	$0.0000	$0.2204

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1637	$0.0000	$0.0252	$0.1889

March 2025	$0.2180	$0.0000	$0.0000	$0.2180

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1583	$0.0000	$0.0243	$0.1826

March 2025	$0.2145	$0.0000	$0.0000	$0.2145

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1437	$0.0000	$0.0221	$0.1658

March 2025	$0.2018	$0.0000	$0.0000	$0.2018

PIMCO StocksPLUS® Long Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.4970	$0.0000	$0.0000	$0.4970

March 2025	$0.4336	$0.0000	$0.0000	$0.4336

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	277

Distribution Information	(Cont.)	(Unaudited)

PIMCO StocksPLUS® Short Fund***

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

	—	—	—	—

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

	—	—	—	—

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

	—	—	—	—

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

	—	—	—	—

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

	—	—	—	—

PIMCO StocksPLUS® Small Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0659	$0.0000	$0.0000	$0.0659

March 2025	$0.1215	$0.0000	$0.0000	$0.1215

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0648	$0.0000	$0.0000	$0.0648

March 2025	$0.1196	$0.0000	$0.0000	$0.1196

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0641	$0.0000	$0.0000	$0.0641

March 2025	$0.1194	$0.0000	$0.0000	$0.1194

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0573	$0.0000	$0.0000	$0.0573

March 2025	$0.1154	$0.0000	$0.0000	$0.1154

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0464	$0.0000	$0.0000	$0.0464

March 2025	$0.1069	$0.0000	$0.0000	$0.1069

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.
***	The Fund did not pay any dividends or distributions for any share classes during the six month period ended March 31, 2025.

278	PIMCO EQUITY-RELATED STRATEGY FUNDS

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)

PIMCO RAE Fundamental Advantage PLUS Fund	0.00%	0.00%	$22,774	$0

PIMCO RAE PLUS EMG Fund	1.51%	1.51%	18,250	0

PIMCO RAE PLUS Fund	1.69%	1.70%	89,787	0

PIMCO RAE PLUS International Fund	1.74%	1.74%	10,001	0

PIMCO RAE PLUS Small Fund	1.71%	1.71%	14,005	0

PIMCO RAE Worldwide Long/Short PLUS Fund	0.00%	0.00%	65,255	0

PIMCO StocksPLUS® Absolute Return Fund	2.40%	2.42%	94,752	0

PIMCO StocksPLUS® Fund	2.74%	2.74%	126,004	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1.41%	1.41%	157,035	0

PIMCO StocksPLUS® International Fund (Unhedged)	1.80%	1.84%	13,000	0

PIMCO StocksPLUS® Long Duration Fund	0.00%	0.00%	54,536	0

PIMCO StocksPLUS® Short Fund	0.00%	0.00%	0	0

PIMCO StocksPLUS® Small Fund	2.87%	2.89%	39,503	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	279

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

280	PIMCO EQUITY-RELATED STRATEGY FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	281

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

282	PIMCO EQUITY-RELATED STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSEQSFSTMAR_033125

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)  Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)  Not applicable to the Registrant.

(a)(3)  Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)  Not applicable to the Registrant.

(a)(5)  There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)   Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	June 5, 2025

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	June 5, 2025